UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington , D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o: JPMorgan Chase & Co.
383 Madison Avenue, New York, NY		10179
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	March 31, 2023

Date of reporting period:	September 30, 2022

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

(b) Not Applicable

SEPTEMBER 30, 2022
2022 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Biotechnology ETF | IBB | NASDAQ
iShares Expanded Tech Sector ETF | IGM | NYSE Arca
iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX
iShares North American Natural Resources ETF | IGE | Cboe BZX
iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
iShares Semiconductor ETF | SOXX | NASDAQ

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities
(MSCI Europe, Australasia,
Far East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(10.42) (14.15)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2022
2022
iShares Semi-Annual Report To Shareholders
4
iShares
®
Biotechnology ETF
Investment Objective
The iShares Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.-listed equities in the biotechnology sector, as represented by the ICE Biotechnology Index (the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
(a)
Index performance through June 20, 2021 reflects the performance of the NASDAQ Biotechnology Index. Index performance beginning on June 21, 2021 reflects the performance of the ICE Biotechnology Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (9.94)% (27.36)% 1.27% 9.64% (27.36)% 6.53% 151.12%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.09) (27.45) 1.26 9.64 (27.45) 6.45 151.08
Index
(a)
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (9.76) (27.09) 1.63 9.98 (27.09) 8.43 159.01
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 900.60 $ 2.14 $ 1,000.00 $ 1,022.81 $ 2.28 0.45%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Biotechnology .................................... 80.1%
Life Sciences Tools & Services ......................... 16.7
Pharmaceuticals .................................. 2.0
Other (each representing less than 1%) ................... 1.2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Gilead Sciences, Inc. ............................... 8.0%
Amgen, Inc. ..................................... 7.8
Vertex Pharmaceuticals, Inc. .......................... 7.6
Regeneron Pharmaceuticals, Inc. ....................... 7.3
Moderna, Inc. .................................... 4.1
Biogen, Inc. ..................................... 4.0
IQVIA Holdings, Inc. ................................ 3.5
Illumina, Inc. ..................................... 3.1
BioNTech SE .................................... 2.6
Seagen, Inc. ..................................... 2.6
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
5
Fund Summary
iShares
®
Expanded Tech Sector ETF
Investment Objective
The iShares Expanded Tech Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services and consumer discretionary sectors, as represented by the S&P North American Expanded Technology Sector
Index
TM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector Index
TM
. Index Performance beginning on December
24, 2018 reflects the performance of the S&P North American Expanded Technology Sector Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (28.67)% (31.38)% 12.67% 15.58% (31.38)% 81.58% 325.46%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (28.73) (31.32) 12.70 15.60 (31.32) 81.80 326.04
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (28.53) (31.10) 13.15 16.10 (31.10) 85.45 344.85
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 713.30 $ 1.76 $ 1,000.00 $ 1,023.01 $ 2.08 0.41%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Software ....................................... 24.1%
Semiconductors & Semiconductor Equipment ............... 17.8
IT Services ...................................... 17.8
Interactive Media & Services .......................... 13.0
Technology Hardware, Storage & Peripherals ............... 9.7
Internet & Direct Marketing Retail ....................... 9.0
Communications Equipment .......................... 3.1
Electronic Equipment, Instruments & Components ............ 3.1
Entertainment .................................... 2.3
Other (each representing less than 1%) ................... 0.1
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 8.7%
Apple, Inc. ...................................... 8.6
Amazon.com, Inc. ................................. 8.4
Alphabet, Inc., Class A .............................. 4.5
Alphabet, Inc., Class C, NVS .......................... 4.0
Meta Platforms, Inc., Class A .......................... 3.5
NVIDIA Corp. .................................... 3.4
Visa, Inc., Class A ................................. 3.2
Mastercard, Inc., Class A ............................. 2.7
Broadcom, Inc. ................................... 2.0
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
2022
iShares Semi-Annual Report To Shareholders
6
iShares
®
Expanded Tech-Software Sector ETF
Investment Objective
The iShares Expanded Tech-Software Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries, as represented by the S&P North American
Expanded Technology Software Index
TM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector Index
TM
. Index Performance beginning on December
24, 2018 reflects the performance of the S&P North American Expanded Technology Sector Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (27.27)% (37.26)% 11.52% 14.99% (37.26)% 72.52% 304.30%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (27.48) (37.33) 11.51 14.99 (37.33) 72.41 304.15
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (27.14) (37.03) 11.88 15.41 (37.03) 75.29 319.31
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 727.30 $ 1.78 $ 1,000.00 $ 1,023.01 $ 2.08 0.41%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Software ....................................... 93.1%
Entertainment .................................... 6.2
Other (each representing less than 1%) ................... 0.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Salesforce, Inc. ................................... 8.8%
Microsoft Corp. ................................... 8.7
Adobe, Inc. ...................................... 6.9
Intuit, Inc. ....................................... 6.8
Oracle Corp. ..................................... 5.8
ServiceNow, Inc. .................................. 4.7
Activision Blizzard, Inc. .............................. 3.3
Palo Alto Networks, Inc. ............................. 3.0
Synopsys, Inc. .................................... 2.9
Cadence Design Systems, Inc. ......................... 2.8
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
7
Fund Summary
iShares
®
North American Natural Resources ETF
Investment Objective
The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (12.61)% 21.97% 4.24% 1.49% 21.97% 23.09% 15.92%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (12.53) 22.08 4.27 1.50 22.08 23.28 16.09
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (12.37) 22.59 4.80 2.00 22.59 26.39 21.92
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 873.90 $ 1.93 $ 1,000.00 $ 1,023.01 $ 2.08 0.41%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Oil, Gas & Consumable Fuels ......................... 74.0%
Metals & Mining ................................... 11.0
Energy Equipment & Services ......................... 6.2
Containers & Packaging ............................. 6.0
Construction Materials .............................. 2.4
Other (each representing less than 1%) ................... 0.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Chevron Corp. .................................... 10.1%
Exxon Mobil Corp. ................................. 10.1
ConocoPhillips ................................... 4.6
Enbridge, Inc. .................................... 3.7
EOG Resources, Inc. ............................... 3.2
Canadian Natural Resources Ltd. ....................... 2.6
Pioneer Natural Resources Co. ........................ 2.6
Schlumberger NV ................................. 2.5
Marathon Petroleum Corp. ........................... 2.4
Occidental Petroleum Corp. ........................... 2.3
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
2022
iShares Semi-Annual Report To Shareholders
8
iShares
®
North American Tech-Multimedia Networking ETF
Investment Objective
The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking Index
TM
(the “Index”). The Fund invests in
a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (12.68)% (6.20)% 7.47% 9.85% (6.20)% 43.36% 155.77%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (12.72) (6.36) 7.46 9.84 (6.36) 43.29 155.67
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (12.53) (5.83) 7.82 10.23 (5.83) 45.69 164.92
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 873.20 $ 1.93 $ 1,000.00 $ 1,023.01 $ 2.08 0.41%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Communications Equipment .......................... 100.0%
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Arista Networks, Inc. ............................... 8.4%
F5, Inc. ........................................ 8.4
Juniper Networks, Inc. .............................. 8.3
Motorola Solutions, Inc. ............................. 8.2
Cisco Systems, Inc. ................................ 8.1
Calix, Inc. ....................................... 5.2
NetScout Systems, Inc. .............................. 4.8
Viavi Solutions, Inc. ................................ 4.5
Ciena Corp. ..................................... 4.5
Extreme Networks, Inc. .............................. 4.5
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
9
Fund Summary
iShares
®
Semiconductor ETF
Investment Objective
The iShares Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.-listed equities in the semiconductor sector, as represented by the ICE Semiconductor Index (the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
(a)
Index performance through June 20, 2021 reflects the performance of the PHLX Semiconductor Sector Index. Index performance beginning on June 21, 2021 reflects the performance of the ICE Semiconductor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (32.16)% (27.84)% 16.25% 21.38% (27.84)% 112.30% 594.33%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (32.18) (27.74) 16.29 21.40 (27.74) 112.63 595.58
Index
(a)
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (32.03) (27.53) 16.80 21.99 (27.53) 117.40 629.67
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 678.40 $ 1.73 $ 1,000.00 $ 1,023.01 $ 2.08 0.41%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Semiconductors & Semiconductor Equipment ............... 100.0%
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Texas Instruments, Inc. .............................. 8.8%
Broadcom, Inc. ................................... 8.4
NVIDIA Corp. .................................... 6.8
QUALCOMM, Inc. ................................. 6.0
Advanced Micro Devices, Inc. ......................... 5.1
Microchip Technology, Inc. ............................ 4.5
ON Semiconductor Corp. ............................ 4.2
Analog Devices, Inc. ................................ 4.1
Micron Technology, Inc. .............................. 4.1
NXP Semiconductors NV ............................ 4.1
(a)
Excludes money market funds.

About Fund Performance
2022
iShares Semi-Annual Report to Shareholders
10
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Biotechnology ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 79.9%
4D Molecular Therapeutics, Inc.
(a)(b)
....... 220,618 $ 1,773,769
89bio, Inc.
(a)(b)
..................... 270,527 1,566,351
Abcam plc, ADR
(a)(b)
................. 1,345,367 20,167,051
AC Immune SA
(a)(b)
.................. 327,410 1,034,616
ACADIA Pharmaceuticals, Inc.
(a)(b)
........ 1,203,773 19,693,726
Achilles Therapeutics plc, ADR
(a)(b)
....... 236,234 533,889
Acumen Pharmaceuticals, Inc.
(a)(b)
........ 184,319 1,848,720
Adaptimmune Therapeutics plc, ADR
(a)(b)
... 831,897 894,289
ADC Therapeutics SA
(a)(b)
............. 296,791 1,430,533
Adicet Bio, Inc.
(b)
................... 200,054 2,844,768
ADMA Biologics, Inc.
(a)(b)
.............. 1,408,516 3,422,694
Adverum Biotechnologies, Inc.
(a)(b)
........ 690,419 655,898
Aeglea BioTherapeutics, Inc.
(b)
.......... 372,674 196,027
Aerovate Therapeutics, Inc.
(a)(b)
.......... 126,140 2,091,401
Affimed NV
(a)(b)
..................... 988,292 2,035,882
Agios Pharmaceuticals, Inc.
(a)(b)
......... 409,422 11,578,454
Akebia Therapeutics, Inc.
(a)(b)
........... 1,286,220 406,703
Akero Therapeutics, Inc.
(a)(b)
............ 232,865 7,929,053
Akouos, Inc.
(a)(b)
.................... 145,895 986,250
Alaunos Therapeutics, Inc.
(a)(b)
.......... 1,492,062 2,566,347
Alector, Inc.
(a)(b)
.................... 456,287 4,316,475
Aligos Therapeutics, Inc.
(b)
............. 195,349 214,884
Alkermes plc
(a)(b)
.................... 1,226,137 27,379,639
Allakos, Inc.
(a)(b)
.................... 358,675 2,195,091
Allogene Therapeutics, Inc.
(a)(b)
.......... 593,315 6,407,802
Allovir, Inc.
(a)(b)
..................... 223,245 1,761,403
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 902,425 180,629,388
Alpine Immune Sciences, Inc.
(b)
......... 148,508 1,069,258
Altimmune, Inc.
(a)(b)
.................. 364,395 4,653,324
ALX Oncology Holdings, Inc.
(a)(b)
......... 137,721 1,317,990
Amgen, Inc. ...................... 2,532,579 570,843,307
Amicus Therapeutics, Inc.
(a)(b)
........... 2,054,527 21,449,262
AnaptysBio, Inc.
(a)(b)
................. 187,973 4,795,191
Anavex Life Sciences Corp.
(a)(b)
......... 569,012 5,872,204
Annexon, Inc.
(a)(b)
................... 275,883 1,704,957
Annovis Bio, Inc.
(a)(b)
................. 41,302 565,837
Apellis Pharmaceuticals, Inc.
(b)
.......... 691,500 47,229,450
Applied Molecular Transport, Inc.
(a)(b)
...... 186,204 181,214
Applied Therapeutics, Inc.
(b)
............ 224,984 209,258
Arbutus Biopharma Corp.
(b)
............ 998,199 1,906,560
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 171,026 2,534,605
Arcus Biosciences, Inc.
(a)(b)
............ 338,484 8,854,741
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 313,399 5,989,055
Argenx SE, NVS, ADR
(a)(b)
............. 323,105 114,072,220
Arrowhead Pharmaceuticals, Inc.
(a)(b)
...... 772,245 25,522,697
Ascendis Pharma A/S, ADR
(a)(b)
......... 324,047 33,461,093
Atara Biotherapeutics, Inc.
(a)(b)
.......... 688,401 2,602,156
Athenex, Inc.
(a)(b)
................... 942,556 253,925
Aurinia Pharmaceuticals, Inc.
(a)(b)
........ 972,151 7,310,576
Autolus Therapeutics plc, ADR
(a)(b)
........ 397,995 851,709
Avidity Biosciences, Inc.
(a)(b)
............ 353,957 5,780,118
Avrobio, Inc.
(a)(b)
.................... 283,029 181,846
Beam Therapeutics, Inc.
(a)(b)
............ 415,591 19,798,755
BeiGene Ltd., ADR
(a)(b)
............... 605,104 81,580,121
BELLUS Health, Inc.
(a)(b)
.............. 795,195 8,397,259
Bicycle Therapeutics plc, ADR
(a)(b)
........ 169,654 3,946,152
BioAtla, Inc.
(a)(b)
.................... 233,319 1,796,556
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 1,383,928 17,437,493
Biogen, Inc.
(a)(b)
.................... 1,094,036 292,107,612
Biohaven Pharmaceutical Holding Co. Ltd.
(b)
. 472,867 71,483,304
BioMarin Pharmaceutical, Inc.
(b)
......... 1,374,752 116,537,727
Biomea Fusion, Inc.
(a)(b)
............... 176,486 1,726,033
BioNTech SE, ADR
(a)
................ 1,426,617 192,422,101
Security
Shares
Shares Value
Biotechnology (continued)
Black Diamond Therapeutics, Inc.
(a)(b)
..... 179,298 $ 303,014
Bluebird Bio, Inc.
(a)(b)
................. 570,206 3,609,404
Blueprint Medicines Corp.
(a)(b)
........... 436,028 28,729,885
Bolt Biotherapeutics, Inc.
(a)(b)
........... 154,025 227,957
Bridgebio Pharma, Inc.
(a)(b)
............. 793,519 7,887,579
Brooklyn ImmunoTherapeutics, Inc.
(a)(b)
.... 175,764 43,396
Burning Rock Biotech Ltd., ADR
(a)(b)
....... 508,683 1,215,752
C4 Therapeutics, Inc.
(a)(b)
.............. 291,078 2,552,754
Cabaletta Bio, Inc.
(a)(b)
................ 168,864 109,778
Candel Therapeutics, Inc.
(a)(b)
........... 74,306 233,321
CareDx, Inc.
(a)(b)
.................... 395,450 6,730,559
Caribou Biosciences, Inc.
(a)(b)
........... 385,457 4,066,571
Cellectis SA, ADR
(a)(b)
................ 272,750 624,597
CEL-SCI Corp.
(a)(b)
.................. 306,720 947,765
Centessa Pharmaceuticals plc, ADR
(a)(b)
.... 271,671 1,092,117
Century Therapeutics, Inc.
(a)(b)
.......... 177,255 1,753,052
ChemoCentryx, Inc.
(a)(b)
............... 440,124 22,736,806
Chimerix, Inc.
(a)(b)
................... 559,441 1,079,721
Chinook Therapeutics, Inc.
(a)(b)
.......... 332,569 6,538,307
Clovis Oncology, Inc.
(a)(b)
.............. 1,056,629 1,257,389
Codiak Biosciences, Inc.
(b)
............. 116,275 90,927
Cogent Biosciences, Inc.
(a)(b)
........... 410,995 6,132,045
Coherus Biosciences, Inc.
(a)(b)
........... 548,191 5,268,116
Compass Pathways plc, ADR
(a)(b)
........ 249,085 2,672,682
Connect Biopharma Holdings Ltd., ADR
(a)(b)
. 274,012 353,475
Crinetics Pharmaceuticals, Inc.
(a)(b)
....... 326,864 6,419,609
CRISPR Therapeutics AG
(a)(b)
........... 542,014 35,420,615
Cullinan Oncology, Inc.
(a)(b)
............. 218,233 2,797,747
CureVac NV
(a)(b)
.................... 406,230 3,201,092
Curis, Inc.
(b)
....................... 645,981 452,187
Cyteir Therapeutics, Inc.
(a)(b)
............ 103,512 198,743
Cytokinetics, Inc.
(a)(b)
................. 662,924 32,118,668
CytomX Therapeutics, Inc.
(a)(b)
.......... 468,623 679,503
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 241,092 4,829,073
DBV Technologies SA, NVS, ADR
(a)(b)
..... 1,039,223 1,839,425
Decibel Therapeutics, Inc.
(a)(b)
........... 71,348 246,864
Deciphera Pharmaceuticals, Inc.
(a)(b)
...... 352,840 6,527,540
Denali Therapeutics, Inc.
(a)(b)
........... 772,055 23,694,368
Design Therapeutics, Inc.
(a)(b)
........... 235,153 3,931,758
Dyne Therapeutics, Inc.
(b)
............. 208,898 2,653,005
Editas Medicine, Inc.
(a)(b)
.............. 515,882 6,314,396
Eiger BioPharmaceuticals, Inc.
(a)(b)
....... 309,152 2,327,915
Emergent BioSolutions, Inc.
(a)(b)
......... 308,122 6,467,481
Enanta Pharmaceuticals, Inc.
(b)
......... 146,244 7,585,676
Erasca, Inc.
(a)(b)
.................... 486,311 3,793,226
Evelo Biosciences, Inc.
(a)(b)
............. 421,056 880,007
Exelixis, Inc.
(a)(b)
.................... 2,375,424 37,246,648
Fate Therapeutics, Inc.
(a)(b)
............. 686,411 15,382,471
FibroGen, Inc.
(a)(b)
................... 649,262 8,446,899
Forma Therapeutics Holdings, Inc.
(b)
...... 314,652 6,277,307
Frequency Therapeutics, Inc.
(b)
.......... 247,772 443,512
G1 Therapeutics, Inc.
(a)(b)
.............. 263,885 3,295,924
Galapagos NV, NVS, ADR
(a)(b)
.......... 386,884 16,496,734
Gamida Cell Ltd.
(a)(b)
................. 330,255 525,105
Generation Bio Co.
(b)
................ 354,346 1,881,577
Genetron Holdings Ltd., NVS, ADR
(a)(b)
..... 499,665 390,638
Genmab A/S, NVS, ADR
(a)(b)
............ 3,879,047 124,633,780
Geron Corp.
(a)(b)
.................... 2,529,180 5,918,281
Gilead Sciences, Inc. ................ 9,470,273 584,221,141
Global Blood Therapeutics, Inc.
(b)
........ 480,164 32,699,168
Gossamer Bio, Inc.
(a)(b)
............... 513,196 6,148,088
Gracell Biotechnologies, Inc., ADR
(a)(b)
..... 345,080 1,111,158
Graphite Bio, Inc.
(b)
.................. 188,913 598,854
Gritstone bio, Inc.
(b)
................. 471,488 1,211,724
Halozyme Therapeutics, Inc.
(a)(b)
......... 1,030,986 40,765,186

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Biotechnology ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Harpoon Therapeutics, Inc.
(b)
........... 141,754 $ 137,516
Homology Medicines, Inc.
(b)
............ 294,039 473,403
Humacyte, Inc.
(a)(b)
.................. 384,081 1,252,104
Icosavax, Inc.
(a)(b)
................... 178,894 565,305
Ideaya Biosciences, Inc.
(a)(b)
............ 276,912 4,131,527
IGM Biosciences, Inc.
(a)(b)
............. 126,136 2,868,333
I-Mab, ADR
(a)(b)
.................... 486,064 1,949,117
Imago Biosciences, Inc.
(a)(b)
............ 152,438 2,294,192
Immuneering Corp., Class A
(a)(b)
......... 142,812 2,045,068
Immunic, Inc.
(a)(b)
................... 170,142 537,649
ImmunityBio, Inc.
(a)(b)
................. 609,710 3,030,259
ImmunoGen, Inc.
(b)
.................. 1,654,431 7,908,180
Immunovant, Inc.
(a)(b)
................. 299,235 1,669,731
Immutep Ltd., NVS, ADR
(a)(b)
........... 517,096 806,670
Impel Pharmaceuticals, Inc.
(a)(b)
......... 76,107 370,641
Incyte Corp.
(a)(b)
.................... 1,664,965 110,953,268
Infinity Pharmaceuticals, Inc.
(a)(b)
......... 651,526 775,316
Inhibrx, Inc.
(a)(b)
.................... 192,843 3,461,532
Innate Pharma SA, NVS, ADR
(a)(b)
........ 482,645 965,290
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 1,854,801 3,199,532
Insmed, Inc.
(a)(b)
.................... 887,135 19,108,888
Instil Bio, Inc.
(a)(b)
................... 472,287 2,285,869
Intellia Therapeutics, Inc.
(a)(b)
........... 531,864 29,763,109
Intercept Pharmaceuticals, Inc.
(a)(b)
....... 178,668 2,492,419
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 1,053,589 46,600,241
Iovance Biotherapeutics, Inc.
(a)(b)
......... 1,082,559 10,370,915
Ironwood Pharmaceuticals, Inc., Class A
(a)(b)
. 1,125,300 11,658,108
iTeos Therapeutics, Inc.
(a)(b)
............ 218,185 4,156,424
IVERIC bio, Inc.
(a)(b)
................. 808,824 14,510,303
Janux Therapeutics, Inc.
(a)(b)
............ 166,610 2,255,899
Jounce Therapeutics, Inc.
(a)(b)
........... 259,764 607,848
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 160,419 2,327,680
Kamada Ltd.
(a)(b)
.................... 169,296 763,525
Karuna Therapeutics, Inc.
(b)
............ 184,280 41,450,100
Karyopharm Therapeutics, Inc.
(a)(b)
....... 531,015 2,899,342
Keros Therapeutics, Inc.
(a)(b)
............ 120,154 4,520,193
Kezar Life Sciences, Inc.
(a)(b)
........... 435,238 3,747,399
Kiniksa Pharmaceuticals Ltd., Class A
(a)(b)
... 249,247 3,200,331
Kinnate Biopharma, Inc.
(a)(b)
............ 134,610 1,608,589
Kodiak Sciences, Inc.
(b)
............... 367,829 2,846,996
Kronos Bio, Inc.
(b)
................... 303,196 1,015,707
Krystal Biotech, Inc.
(a)(b)
............... 147,573 10,285,838
Kura Oncology, Inc.
(a)(b)
............... 478,038 6,529,999
Kymera Therapeutics, Inc.
(a)(b)
.......... 301,740 6,568,880
Larimar Therapeutics, Inc.
(a)(b)
........... 128,476 411,123
Leap Therapeutics, Inc.
(a)(b)
............ 531,405 467,636
Legend Biotech Corp., ADR
(a)(b)
......... 946,646 38,623,157
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 120,887 10,409,580
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 1,308,079 1,478,129
Lyell Immunopharma, Inc.
(a)(b)
........... 599,062 4,391,124
MacroGenics, Inc.
(a)(b)
................ 458,974 1,588,050
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 93,531 6,078,580
Magenta Therapeutics, Inc.
(a)(b)
.......... 257,048 362,438
MannKind Corp.
(a)(b)
................. 1,816,393 5,612,654
Matinas BioPharma Holdings, Inc.
(a)(b)
..... 1,558,525 991,222
MeiraGTx Holdings plc
(b)
.............. 261,330 2,197,785
Mereo Biopharma Group plc, ADR
(a)(b)
..... 609,047 524,450
Mersana Therapeutics, Inc.
(a)(b)
.......... 586,062 3,961,779
Merus NV
(a)(b)
...................... 256,021 5,128,101
Mesoblast Ltd., NVS, ADR
(a)(b)
.......... 869,435 2,212,712
Mirati Therapeutics, Inc.
(a)(b)
............ 391,182 27,320,151
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 170,363 3,579,327
Moderna, Inc.
(a)(b)
................... 2,551,074 301,664,500
Molecular Templates, Inc.
(a)(b)
........... 311,358 233,425
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 226,480 1,850,342
Security
Shares
Shares Value
Biotechnology (continued)
Morphic Holding, Inc.
(a)(b)
.............. 212,702 $ 6,019,467
Mustang Bio, Inc.
(a)(b)
................ 672,422 315,635
Myovant Sciences Ltd.
(a)(b)
............. 318,202 5,714,908
Myriad Genetics, Inc.
(a)(b)
.............. 583,200 11,127,456
Natera, Inc.
(a)(b)
.................... 660,086 28,924,969
Neoleukin Therapeutics, Inc.
(a)(b)
......... 256,838 164,376
Neurocrine Biosciences, Inc.
(b)
.......... 707,239 75,115,854
NextCure, Inc.
(a)(b)
................... 122,704 337,436
Nkarta, Inc.
(a)(b)
.................... 248,291 3,267,510
Novavax, Inc.
(a)(b)
................... 589,846 10,735,197
Nurix Therapeutics, Inc.
(a)(b)
............ 297,170 3,872,125
Nuvalent, Inc., Class A
(a)(b)
............. 271,201 5,272,147
ObsEva SA
(a)(b)
.................... 293,051 41,643
Olema Pharmaceuticals, Inc.
(a)(b)
......... 255,458 705,064
Omega Therapeutics, Inc.
(a)(b)
........... 129,854 703,809
Oncocyte Corp.
(a)(b)
.................. 851,617 621,680
Oncorus, Inc.
(a)(b)
................... 119,571 101,635
Orchard Therapeutics plc, ADR
(a)(b)
....... 712,001 356,000
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 218,762 700,038
Ovid therapeutics, Inc.
(a)(b)
............. 407,628 750,036
Oyster Point Pharma, Inc.
(a)(b)
........... 89,367 502,243
Passage Bio, Inc.
(b)
................. 188,585 235,731
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 232,491 2,766,643
Poseida Therapeutics, Inc.
(a)(b)
.......... 418,112 1,475,935
Praxis Precision Medicines, Inc.
(a)(b)
....... 279,591 634,672
Precigen, Inc.
(b)
.................... 742,959 1,575,073
Precision BioSciences, Inc.
(a)(b)
.......... 612,642 796,435
Prelude Therapeutics, Inc.
(a)(b)
.......... 196,130 1,296,419
Prometheus Biosciences, Inc.
(a)(b)
........ 192,190 11,341,132
ProQR Therapeutics NV
(a)(b)
............ 452,623 336,752
Protagonist Therapeutics, Inc.
(a)(b)
........ 328,686 2,770,823
Prothena Corp. plc
(b)
................. 333,301 20,208,040
PTC Therapeutics, Inc.
(a)(b)
............. 525,828 26,396,566
Puma Biotechnology, Inc.
(b)
............ 291,495 690,843
Quince Therapeutics, Inc.
(a)(b)
........... 165,929 220,686
Rallybio Corp.
(a)(b)
................... 97,957 1,417,438
RAPT Therapeutics, Inc.
(a)(b)
............ 168,593 4,056,348
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
630,665 6,710,276
Regeneron Pharmaceuticals, Inc.
(a)(b)
...... 775,499 534,217,996
REGENXBIO, Inc.
(a)(b)
................ 294,991 7,796,612
Relay Therapeutics, Inc.
(a)(b)
............ 556,164 12,441,389
Repare Therapeutics, Inc.
(a)(b)
........... 231,380 2,806,639
Replimune Group, Inc.
(a)(b)
............. 236,124 4,077,861
REVOLUTION Medicines, Inc.
(a)(b)
........ 468,782 9,244,381
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 328,103 8,038,523
Rigel Pharmaceuticals, Inc.
(b)
........... 1,301,155 1,535,363
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 462,153 7,375,962
Roivant Sciences Ltd.
(a)(b)
............. 2,569,011 8,272,215
Rubius Therapeutics, Inc.
(a)(b)
........... 339,267 147,174
Sage Therapeutics, Inc.
(a)(b)
............ 385,368 15,091,011
Sana Biotechnology, Inc.
(a)(b)
........... 606,968 3,641,808
Sangamo Therapeutics, Inc.
(a)(b)
......... 980,623 4,805,053
Sarepta Therapeutics, Inc.
(a)(b)
.......... 628,725 69,499,262
Scholar Rock Holding Corp.
(a)(b)
......... 287,385 1,991,578
Seagen, Inc.
(b)
..................... 1,374,779 188,111,011
Selecta Biosciences, Inc.
(a)(b)
........... 806,850 1,323,234
Sensei Biotherapeutics, Inc.
(a)(b)
......... 125,372 194,327
Seres Therapeutics, Inc.
(a)(b)
............ 699,512 4,490,867
Sesen Bio, Inc.
(a)(b)
.................. 1,491,997 634,099
Shattuck Labs, Inc.
(b)
................ 236,047 637,327
Silverback Therapeutics, Inc.
(a)(b)
......... 183,279 967,713
Solid Biosciences, Inc.
(b)
.............. 626,498 292,324
Spectrum Pharmaceuticals, Inc.
(b)
........ 1,262,743 542,979
Spero Therapeutics, Inc.
(a)(b)
............ 187,440 374,880
SpringWorks Therapeutics, Inc.
(a)(b)
....... 288,472 8,230,106

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Biotechnology ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
SQZ Biotechnologies Co.
(a)(b)
........... 157,197 $ 358,409
Stoke Therapeutics, Inc.
(b)
............. 164,584 2,113,259
Summit Therapeutics, Inc.
(a)(b)
........... 212,972 253,437
Surface Oncology, Inc.
(a)(b)
............. 336,841 350,315
Sutro Biopharma, Inc.
(a)(b)
............. 336,326 1,866,609
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 360,580 8,664,737
Syros Pharmaceuticals, Inc.
(a)(b)
......... 46,817 301,501
Talaris Therapeutics, Inc.
(b)
............ 160,791 422,880
Taysha Gene Therapies, Inc.
(a)(b)
......... 157,359 303,703
TCR2 Therapeutics, Inc.
(a)(b)
............ 215,628 388,130
Tenaya Therapeutics, Inc.
(a)(b)
........... 214,753 622,784
Travere Therapeutics, Inc.
(a)(b)
.......... 454,863 11,207,824
Twist Bioscience Corp.
(a)(b)
............. 411,352 14,496,044
Ultragenyx Pharmaceutical, Inc.
(a)(b)
....... 492,146 20,379,766
uniQure NV
(a)(b)
.................... 314,244 5,895,217
United Therapeutics Corp.
(b)
............ 337,302 70,624,293
UroGen Pharma Ltd.
(a)(b)
.............. 150,389 1,251,236
Vanda Pharmaceuticals, Inc.
(b)
.......... 408,848 4,039,418
Vaxcyte, Inc.
(a)(b)
.................... 292,906 7,029,744
Veracyte, Inc.
(a)(b)
................... 531,928 8,830,005
Verastem, Inc.
(a)(b)
................... 1,387,930 1,179,741
Vertex Pharmaceuticals, Inc.
(a)(b)
......... 1,931,576 559,268,515
Verve Therapeutics, Inc.
(a)(b)
............ 264,280 9,078,018
Vir Biotechnology, Inc.
(a)(b)
............. 578,640 11,156,179
Viracta Therapeutics, Inc.
(a)(b)
........... 196,747 840,110
Vor BioPharma, Inc.
(a)(b)
............... 186,747 743,253
Werewolf Therapeutics, Inc.
(a)(b)
......... 97,837 441,245
Xencor, Inc.
(a)(b)
.................... 440,489 11,443,904
Xenon Pharmaceuticals, Inc.
(a)(b)
......... 447,079 16,139,552
Y-mAbs Therapeutics, Inc.
(a)(b)
.......... 267,815 3,861,892
Zai Lab Ltd., ADR
(a)(b)
................ 568,371 19,438,288
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 381,033 8,253,175
Zymeworks, Inc.
(a)(b)
................. 402,793 2,477,177
5,868,173,425
Health Care Equipment & Supplies — 0.9%
(b)
Meridian Bioscience, Inc. ............. 325,517 10,263,551
Novocure Ltd.
(a)
.................... 777,663 59,086,835
69,350,386
Health Care Providers & Services — 0.3%
(a)(b)
Castle Biosciences, Inc. .............. 178,158 4,646,361
Fulgent Genetics, Inc. ................ 156,402 5,962,044
Invitae Corp. ...................... 1,724,001 4,241,042
OPKO Health, Inc. .................. 3,132,920 5,921,219
20,770,666
Life Sciences Tools & Services — 16.7%
10X Genomics, Inc., Class A
(a)(b)
......... 644,447 18,353,851
AbCellera Biologics, Inc.
(a)(b)
............ 1,403,952 13,885,085
Absci Corp.
(a)(b)
.................... 444,019 1,389,779
Adaptive Biotechnologies Corp.
(a)(b)
....... 1,054,237 7,506,167
Akoya Biosciences, Inc.
(a)(b)
............ 129,525 1,521,919
Alpha Teknova, Inc.
(b)
................ 51,856 173,199
Berkeley Lights, Inc.
(a)(b)
............... 392,308 1,122,001
Bio-Techne Corp.
(a)
.................. 292,336 83,023,424
Bruker Corp.
(a)
..................... 756,350 40,131,931
Charles River Laboratories International, Inc.
(a)
(b)
........................... 380,151 74,813,717
Codex DNA, Inc.
(a)(b)
................. 64,850 107,651
Codexis, Inc.
(a)(b)
................... 474,298 2,874,246
Compugen Ltd.
(a)(b)
.................. 592,424 389,223
Cytek Biosciences, Inc.
(a)(b)
............ 563,834 8,299,636
Harvard Bioscience, Inc.
(b)
............. 272,536 697,692
Illumina, Inc.
(a)(b)
.................... 1,184,824 226,052,571
IQVIA Holdings, Inc.
(a)(b)
............... 1,399,255 253,461,051
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Maravai LifeSciences Holdings, Inc., Class A
(a)
(b)
........................... 823,881 $ 21,033,682
MaxCyte, Inc.
(a)(b)
................... 650,202 4,226,313
Medpace Holdings, Inc.
(a)(b)
............ 190,110 29,879,589
Mettler-Toledo International, Inc.
(b)
....... 167,710 181,817,765
NanoString Technologies, Inc.
(a)(b)
........ 344,319 4,396,954
Nautilus Biotechnology, Inc.
(a)(b)
......... 333,922 707,915
Olink Holding AB, ADR
(a)(b)
............. 207,490 2,518,929
Pacific Biosciences of California, Inc.
(a)(b)
... 1,528,005 8,870,069
Personalis, Inc.
(a)(b)
.................. 277,408 823,902
Quanterix Corp.
(a)(b)
................. 250,473 2,760,212
Repligen Corp.
(a)(b)
.................. 390,096 72,990,863
Seer, Inc., Class A
(a)(b)
................ 308,483 2,387,658
Singular Genomics Systems, Inc.
(a)(b)
...... 256,028 640,070
Standard BioTools, Inc.
(a)(b)
............. 585,213 643,734
Stevanato Group SpA
(a)
.............. 250,026 4,235,440
Syneos Health, Inc., Class A
(a)(b)
......... 773,008 36,447,327
Waters Corp.
(a)(b)
................... 450,549 121,436,472
1,229,620,037
Pharmaceuticals — 2.0%
(b)
Aclaris Therapeutics, Inc. ............. 391,569 6,163,296
Ampio Pharmaceuticals, Inc.
(a)
.......... 1,583,934 95,828
Arvinas, Inc.
(a)
..................... 346,934 15,435,094
ATAI Life Sciences NV
(a)
.............. 882,335 2,920,529
Atea Pharmaceuticals, Inc.
(a)
........... 553,521 3,149,534
Athira Pharma, Inc.
(a)
................ 264,844 786,587
Axsome Therapeutics, Inc.
(a)
........... 241,717 10,785,413
Cara Therapeutics, Inc.
(a)
............. 317,175 2,968,758
Clearside Biomedical, Inc.
(a)
............ 355,452 401,661
Cybin, Inc.
(a)
...................... 748,212 362,135
Cymabay Therapeutics, Inc.
(a)
.......... 596,194 2,086,679
Edgewise Therapeutics, Inc.
(a)
.......... 211,528 2,081,435
Fulcrum Therapeutics, Inc.
(a)
........... 314,616 2,545,243
Ikena Oncology, Inc.
(a)
................ 182,390 647,484
Intra-Cellular Therapies, Inc.
(a)
.......... 652,324 30,352,636
KemPharm, Inc.
(a)
.................. 230,659 1,439,312
Landos Biopharma, Inc. .............. 255,675 166,189
Marinus Pharmaceuticals, Inc.
(a)
......... 246,439 1,638,819
Nektar Therapeutics
(a)
................ 1,389,126 4,445,203
NGM Biopharmaceuticals, Inc.
(a)
......... 235,463 3,079,856
NRX Pharmaceuticals, Inc.
(a)
........... 257,139 190,283
Nuvation Bio, Inc., Class A
(a)
........... 1,005,654 2,252,665
Phathom Pharmaceuticals, Inc.
(a)
........ 147,820 1,637,846
Pliant Therapeutics, Inc.
(a)
............. 296,100 6,185,529
Provention Bio, Inc.
(a)
................ 557,700 2,509,650
Rain Therapeutics, Inc.
(a)
.............. 96,171 469,314
Rani Therapeutics Holdings, Inc., Class A
(a)
. 126,073 1,207,779
Reata Pharmaceuticals, Inc., Class A
(a)
.... 217,043 5,454,291
Redhill Biopharma Ltd., NVS, ADR
(a)
...... 315,646 158,612
Relmada Therapeutics, Inc.
(a)
........... 200,769 7,432,468
Revance Therapeutics, Inc.
(a)
........... 515,503 13,918,581
Terns Pharmaceuticals, Inc.
(a)
........... 125,413 738,683
Theravance Biopharma, Inc.
(a)
.......... 495,710 5,026,499
Tricida, Inc.
(a)
...................... 251,763 2,638,476
Verrica Pharmaceuticals, Inc.
(a)
.......... 179,743 524,850
WaVe Life Sciences Ltd.
(a)
............. 506,529 1,828,570
143,725,787
Total Common Stocks — 99.8%
(Cost: $11,079,182,988) ........................... 7,331,640,301

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Biotechnology ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.1%
Biotechnology — 0.1%
Grifols SA ........................ 1,541,642 $ 9,496,514
Total Preferred Securities — 0.1%
(Cost: $27,672,523) .............................. 9,496,514
Rights
Biotechnology — 0.0%
Achillion Pharmaceuticals, Inc., CVR
(a)(b)(c)
.. 4,112 1,892
Total Rights — 0.0%
(Cost: $1,892) ................................. 1,892
Total Long-Term Investments — 99.9%
(Cost: $11,106,857,403) ........................... 7,341,138,707
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 11.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(f)
............ 845,429,251 $ 845,682,879
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 13,462,710 13,462,710
Total Short-Term Securities — 11.7%
(Cost: $858,655,159) ............................. 859,145,589
Total Investments — 111.6%
(Cost: $11,965,512,562 ) ........................... 8,200,284,296
Liabilities in Excess of Other Assets — (11.6)% ........... (853,787,960)
Net Assets — 100.0% ..............................
$ 7,346,496,336
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 790,386,973 $ 54,899,895
(a)
$ — $ (6,146) $ 402,157 $ 845,682,879 845,429,251 $ 2,920,654
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 15,470,000 — (2,007,290)
(a)
— — 13,462,710 13,462,710 47,122 —
$ (6,146) $ 402,157 $ 859,145,589 $ 2,967,776 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 29 12/16/22 $ 3,562 $ (190,943)
Russell 2000 E-Mini Index .................................................... 20 12/16/22 1,670 (161,928)
$ (352,871)

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Biotechnology ETF
Schedules of Investments
15
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 352,871 $ — $ — $ — $ 352,871
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,341,773) $ — $ — $ — $ (1,341,773)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (359,016) $ — $ — $ — $ (359,016)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,416,030
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,331,640,301 $ — $ — $ 7,331,640,301
Preferred Stocks ......................................... 9,496,514 — — 9,496,514
Rights ................................................ — — 1,892 1,892
Short-Term Securities
Money Market Funds ...................................... 859,145,589 — — 859,145,589
$ 8,200,282,404 $ — $ 1,892 $ 8,200,284,296
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (352,871) $ — $ — $ (352,871)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Expanded Tech Sector ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.2%
ADTRAN Holdings, Inc. .............. 21,714 $ 425,160
Arista Networks, Inc.
(a)
............... 76,906 8,681,918
Calix, Inc.
(a)(b)
...................... 17,711 1,082,850
Ciena Corp.
(a)(b)
.................... 46,713 1,888,607
Cisco Systems, Inc. ................. 1,292,780 51,711,200
Clearfield, Inc.
(a)
.................... 3,665 383,506
CommScope Holding Co., Inc.
(a)(b)
........ 64,963 598,309
Digi International, Inc.
(a)
............... 11,422 394,859
DZS, Inc.
(a)
....................... 5,151 58,206
Extreme Networks, Inc.
(a)
.............. 40,634 531,086
F5, Inc.
(a)
........................ 18,585 2,689,807
Harmonic, Inc.
(a)
.................... 33,732 440,877
Infinera Corp.
(a)(b)
................... 57,356 277,603
Juniper Networks, Inc. ............... 100,665 2,629,370
Lumentum Holdings, Inc.
(a)
............ 21,530 1,476,312
Motorola Solutions, Inc. .............. 52,074 11,663,014
NETGEAR, Inc.
(a)
................... 7,859 157,494
NetScout Systems, Inc.
(a)
............. 21,190 663,671
Ubiquiti, Inc. ...................... 1,319 387,206
Viasat, Inc.
(a)
...................... 23,575 712,672
Viavi Solutions, Inc.
(a)
................ 71,091 927,738
87,781,465
Consumer Finance — 0.0%
Bread Financial Holdings, Inc. .......... 15,631 491,595
Electrical Equipment — 0.0%
SunPower Corp.
(a)
.................. 26,876 619,223
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc. ........ 11,865 918,470
Amphenol Corp., Class A ............. 185,701 12,434,539
Arrow Electronics, Inc.
(a)
.............. 20,195 1,861,777
Avnet, Inc. ....................... 29,391 1,061,603
Badger Meter, Inc. .................. 9,133 843,798
Belden, Inc. ...................... 13,686 821,434
Benchmark Electronics, Inc. ........... 10,987 272,258
CDW Corp. ....................... 42,200 6,586,576
Celestica, Inc.
(a)(b)
................... 32,670 274,755
Cognex Corp. ..................... 54,106 2,242,694
Coherent Corp.
(a)
................... 40,448 1,409,613
Corning, Inc. ...................... 237,391 6,889,087
ePlus, Inc.
(a)
...................... 8,206 340,877
Fabrinet
(a)
........................ 11,608 1,107,983
Insight Enterprises, Inc.
(a)(b)
............ 9,527 785,120
IPG Photonics Corp.
(a)
............... 10,455 881,879
Itron, Inc.
(a)
....................... 14,158 596,193
Jabil, Inc. ........................ 43,046 2,484,185
Keysight Technologies, Inc.
(a)
........... 56,178 8,840,170
Knowles Corp.
(a)
................... 27,850 338,934
Littelfuse, Inc. ..................... 7,725 1,534,880
Methode Electronics, Inc. ............. 11,764 437,033
Mirion Technologies, Inc., Class A
(a)(b)
..... 38,081 284,465
National Instruments Corp. ............ 41,287 1,558,171
Novanta, Inc.
(a)
.................... 11,122 1,286,259
OSI Systems, Inc.
(a)
................. 4,947 356,481
PAR Technology Corp.
(a)(b)
............. 9,011 266,095
Plexus Corp.
(a)
..................... 8,647 757,131
Rogers Corp.
(a)
.................... 5,844 1,413,547
Sanmina Corp.
(a)
................... 18,290 842,803
TD SYNNEX Corp. .................. 13,160 1,068,460
TE Connectivity Ltd. ................. 99,801 11,014,038
Teledyne Technologies, Inc.
(a)
........... 14,624 4,935,161
Trimble, Inc.
(a)
..................... 77,277 4,193,823
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc.
(a)
.............. 32,172 $ 424,027
Vishay Intertechnology, Inc. ............ 41,020 729,746
Vontier Corp. ...................... 50,107 837,288
Zebra Technologies Corp., Class A
(a)
...... 16,160 4,234,082
87,165,435
Entertainment — 2.3%
Activision Blizzard, Inc. ............... 222,250 16,522,065
Electronic Arts, Inc. ................. 82,464 9,541,910
Netflix, Inc.
(a)
...................... 138,834 32,687,077
Playtika Holding Corp.
(a)
.............. 32,090 301,325
Take-Two Interactive Software, Inc.
(a)
...... 48,892 5,329,228
64,381,605
Interactive Media & Services — 13.0%
Alphabet, Inc., Class A
(a)
.............. 1,304,363 124,762,321
Alphabet, Inc., Class C, NVS
(a)
.......... 1,166,402 112,149,552
Bumble, Inc., Class A
(a)
............... 24,666 530,072
Cargurus, Inc., Class A
(a)(b)
............. 29,095 412,276
Eventbrite, Inc., Class A
(a)
............. 24,925 151,544
IAC, Inc.
(a)(b)
...................... 24,462 1,354,706
Match Group, Inc.
(a)
................. 88,301 4,216,373
Meta Platforms, Inc., Class A
(a)
.......... 712,010 96,605,517
Pinterest, Inc., Class A
(a)
.............. 181,878 4,237,757
Shutterstock, Inc. ................... 7,759 389,269
Snap, Inc., Class A, NVS
(a)
............ 322,044 3,162,472
TripAdvisor, Inc.
(a)
.................. 32,506 717,733
Twitter, Inc.
(a)
...................... 209,906 9,202,279
Vimeo, Inc.
(a)
...................... 49,026 196,104
Yelp, Inc.
(a)
....................... 21,927 743,545
Ziff Davis, Inc.
(a)
.................... 14,725 1,008,368
ZoomInfo Technologies, Inc.
(a)
.......... 84,344 3,513,771
363,353,659
Internet & Direct Marketing Retail — 9.0%
Amazon.com, Inc.
(a)
................. 2,072,057 234,142,441
Chewy, Inc., Class A
(a)(b)
.............. 28,339 870,574
ContextLogic, Inc., Class A
(a)(b)
.......... 157,724 115,754
DoorDash, Inc., Class A
(a)
............. 81,537 4,032,005
eBay, Inc. ........................ 171,421 6,310,007
Etsy, Inc.
(a)(b)
...................... 39,506 3,955,736
Overstock.com, Inc.
(a)(b)
............... 14,560 354,536
Qurate Retail, Inc. .................. 100,673 202,353
Revolve Group, Inc., Class A
(a)(b)
......... 13,286 288,173
Stitch Fix, Inc., Class A
(a)(b)
............. 24,362 96,230
Wayfair, Inc., Class A
(a)(b)
.............. 23,830 775,666
251,143,475
IT Services — 17.8%
Accenture plc, Class A ............... 197,477 50,810,832
Affirm Holdings, Inc., Class A
(a)(b)
......... 64,250 1,205,330
Akamai Technologies, Inc.
(a)(b)
........... 49,600 3,983,872
Automatic Data Processing, Inc. ......... 129,722 29,341,819
BigCommerce Holdings, Inc.
(a)
.......... 19,258 285,018
Block, Inc., Class A
(a)
................ 165,317 9,090,782
Broadridge Financial Solutions, Inc. ...... 36,579 5,279,081
CGI, Inc.
(a)(b)
...................... 66,246 4,984,349
Cloudflare, Inc., Class A
(a)(b)
............ 88,312 4,884,537
Cognizant Technology Solutions Corp., Class A 161,649 9,285,119
Concentrix Corp. ................... 13,317 1,486,577
Conduent, Inc.
(a)
................... 52,301 174,685
CSG Systems International, Inc. ......... 10,010 529,329
Cyxtera Technologies, Inc., Class A
(a)(b)
.... 17,272 70,470
DXC Technology Co.
(a)
............... 71,730 1,755,950
EPAM Systems, Inc.
(a)
................ 17,900 6,483,201
Euronet Worldwide, Inc.
(a)
............. 14,697 1,113,445

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
EVERTEC, Inc. .................... 20,586 $ 645,371
ExlService Holdings, Inc.
(a)
............ 10,348 1,524,881
Fastly, Inc., Class A
(a)
................ 34,424 315,324
Fidelity National Information Services, Inc. .. 189,807 14,343,715
Fiserv, Inc.
(a)
...................... 199,674 18,683,496
FleetCor Technologies, Inc.
(a)
........... 23,441 4,129,601
Gartner, Inc.
(a)(b)
.................... 24,680 6,828,709
Genpact Ltd. ...................... 52,673 2,305,497
Global Payments, Inc. ............... 86,528 9,349,350
GoDaddy, Inc., Class A
(a)
.............. 48,690 3,451,147
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 15,302 286,607
International Business Machines Corp. .... 281,966 33,500,381
Jack Henry & Associates, Inc. .......... 22,735 4,143,908
Kyndryl Holdings, Inc.
(a)(b)
............. 63,682 526,650
Marqeta, Inc., Class A
(a)(b)
............. 125,161 891,146
Mastercard, Inc., Class A .............. 266,370 75,739,646
Maximus, Inc. ..................... 18,961 1,097,273
MongoDB, Inc., Class A
(a)
............. 21,254 4,220,194
Nuvei Corp.
(a)(b)(c)
................... 20,281 548,601
Okta, Inc., Class A
(a)
................. 47,056 2,676,075
Paychex, Inc. ..................... 99,950 11,215,390
Payoneer Global, Inc.
(a)
............... 63,467 383,975
PayPal Holdings, Inc.
(a)
............... 361,044 31,075,057
Perficient, Inc.
(a)
.................... 10,971 713,334
Rackspace Technology, Inc.
(a)(b)
......... 15,593 63,619
Repay Holdings Corp., Class A
(a)(b)
....... 22,209 156,796
Sabre Corp.
(a)(b)
.................... 103,648 533,787
Shift4 Payments, Inc., Class A
(a)
......... 15,923 710,325
Shopify, Inc., Class A
(a)(b)
.............. 370,402 9,978,630
Snowflake, Inc., Class A
(a)(b)
............ 88,385 15,021,915
SolarWinds Corp.
(a)
................. 13,397 103,827
Squarespace, Inc., Class A
(a)(b)
.......... 13,097 279,752
SS&C Technologies Holdings, Inc. ....... 69,232 3,305,828
Switch, Inc., Class A
(b)
................ 43,395 1,461,978
TELUS International CDA, Inc.
(a)(b)
........ 21,075 551,322
TTEC Holdings, Inc. ................. 6,107 270,601
Twilio, Inc., Class A
(a)
................ 54,078 3,738,953
Unisys Corp.
(a)
..................... 19,880 150,094
VeriSign, Inc.
(a)
.................... 29,124 5,058,839
Verra Mobility Corp., Class A
(a)
.......... 44,453 683,243
Visa, Inc., Class A .................. 510,440 90,679,666
Western Union Co. (The) ............. 120,368 1,624,968
WEX, Inc.
(a)
....................... 13,784 1,749,741
495,483,608
Semiconductors & Semiconductor Equipment — 17.8%
ACM Research, Inc., Class A
(a)
.......... 12,848 160,086
Advanced Micro Devices, Inc.
(a)
......... 503,980 31,932,173
Allegro MicroSystems, Inc.
(a)(b)
.......... 20,293 443,402
Ambarella, Inc.
(a)
................... 11,209 629,722
Amkor Technology, Inc. ............... 32,335 551,312
Analog Devices, Inc. ................. 162,280 22,612,095
Applied Materials, Inc. ............... 271,591 22,251,451
Axcelis Technologies, Inc.
(a)
............ 10,262 621,467
Broadcom, Inc. .................... 126,069 55,975,897
Cirrus Logic, Inc.
(a)
.................. 17,532 1,206,202
Cohu, Inc.
(a)
...................... 15,403 397,089
Diodes, Inc.
(a)
..................... 14,226 923,410
Enphase Energy, Inc.
(a)
............... 42,289 11,733,929
Entegris, Inc. ...................... 46,482 3,858,936
First Solar, Inc.
(a)
................... 30,933 4,091,508
FormFactor, Inc.
(a)
.................. 24,369 610,443
Ichor Holdings Ltd.
(a)
................. 9,386 227,235
Impinj, Inc.
(a)(b)
..................... 6,551 524,276
Intel Corp. ....................... 1,281,865 33,033,661
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ........................ 44,270 $ 13,397,430
Kulicke & Soffa Industries, Inc.
(b)
......... 18,537 714,231
Lam Research Corp. ................ 42,763 15,651,258
Lattice Semiconductor Corp.
(a)
.......... 42,848 2,108,550
MACOM Technology Solutions Holdings, Inc.
(a)
15,944 825,740
Marvell Technology, Inc. .............. 265,197 11,379,603
MaxLinear, Inc.
(a)(b)
.................. 22,523 734,700
Microchip Technology, Inc. ............. 172,482 10,526,576
Micron Technology, Inc. ............... 344,394 17,254,139
MKS Instruments, Inc. ............... 17,843 1,474,545
Monolithic Power Systems, Inc. ......... 13,869 5,039,995
NVIDIA Corp.
(b)
.................... 781,736 94,894,933
NXP Semiconductors NV ............. 81,939 12,086,822
ON Semiconductor Corp.
(a)(b)
........... 135,253 8,430,319
Onto Innovation, Inc.
(a)
............... 15,502 992,903
Power Integrations, Inc. .............. 17,996 1,157,503
Qorvo, Inc.
(a)
...................... 32,204 2,557,320
QUALCOMM, Inc. .................. 350,593 39,609,997
Rambus, Inc.
(a)
.................... 34,654 880,905
Semtech Corp.
(a)
................... 20,042 589,435
Silicon Laboratories, Inc.
(a)(b)
............ 10,679 1,318,216
SiTime Corp.
(a)
..................... 5,081 400,027
Skyworks Solutions, Inc. .............. 50,064 4,268,957
SolarEdge Technologies, Inc.
(a)
.......... 17,360 4,018,145
Synaptics, Inc.
(a)
................... 12,363 1,224,061
Teradyne, Inc. ..................... 48,953 3,678,818
Texas Instruments, Inc. ............... 285,253 44,151,459
Ultra Clean Holdings, Inc.
(a)
............ 13,837 356,303
Universal Display Corp. .............. 13,558 1,279,197
Wolfspeed, Inc.
(a)(b)
.................. 38,578 3,987,422
496,773,803
Software — 24.1%
8x8, Inc.
(a)
........................ 36,153 124,728
ACI Worldwide, Inc.
(a)
................ 35,939 751,125
Adobe, Inc.
(a)
...................... 146,106 40,208,371
Alarm.com Holdings, Inc.
(a)
............ 15,520 1,006,627
Altair Engineering, Inc., Class A
(a)(b)
....... 16,288 720,255
Alteryx, Inc., Class A
(a)(b)
.............. 18,960 1,058,726
ANSYS, Inc.
(a)
..................... 27,169 6,023,367
Appfolio, Inc., Class A
(a)(b)
............. 5,907 618,581
Appian Corp., Class A
(a)(b)
............. 13,062 533,321
Asana, Inc., Class A
(a)
................ 23,538 523,250
Aspen Technology, Inc.
(a)(b)
............. 9,029 2,150,708
Autodesk, Inc.
(a)
.................... 67,796 12,664,293
Avalara, Inc.
(a)
..................... 27,542 2,528,356
Bentley Systems, Inc., Class B .......... 61,317 1,875,687
Bill.com Holdings, Inc.
(a)(b)
............. 29,282 3,876,058
Black Knight, Inc.
(a)
.................. 48,685 3,151,380
Blackbaud, Inc.
(a)
................... 14,279 629,133
BlackBerry Ltd.
(a)(b)
.................. 163,281 767,421
Blackline, Inc.
(a)(b)
................... 16,932 1,014,227
Box, Inc., Class A
(a)(b)
................ 44,950 1,096,331
BTRS Holdings, Inc., Class A
(a)
.......... 27,840 257,798
C3.ai, Inc., Class A
(a)(b)
............... 25,643 320,537
Cadence Design Systems, Inc.
(a)
........ 85,457 13,966,238
Cerence, Inc.
(a)
.................... 12,218 192,434
Ceridian HCM Holding, Inc.
(a)
........... 47,759 2,668,773
Citrix Systems, Inc. ................. 38,917 4,043,476
CommVault Systems, Inc.
(a)
............ 14,039 744,629
Confluent, Inc., Class A
(a)(b)
............ 44,053 1,047,140
Consensus Cloud Solutions, Inc.
(a)
....... 5,506 260,434
Coupa Software, Inc.
(a)
............... 23,574 1,386,151
Crowdstrike Holdings, Inc., Class A
(a)
...... 66,628 10,980,961
CS Disco, Inc.
(a)(b)
................... 6,132 61,320

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Expanded Tech Sector ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Datadog, Inc., Class A
(a)
.............. 77,133 $ 6,847,868
Descartes Systems Group, Inc. (The)
(a)(b)
... 26,455 1,680,686
Digital Turbine, Inc.
(a)
................ 28,688 413,394
Docebo, Inc.
(a)(b)
.................... 3,923 105,960
DocuSign, Inc.
(a)
................... 62,389 3,335,940
Dolby Laboratories, Inc., Class A ........ 19,076 1,242,801
Domo, Inc., Class B
(a)
................ 9,253 166,461
Dropbox, Inc., Class A
(a)
.............. 85,898 1,779,807
Duck Creek Technologies, Inc.
(a)(b)
........ 23,909 283,322
Dynatrace, Inc.
(a)
................... 62,762 2,184,745
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 55,324 335,817
Elastic NV
(a)(b)
..................... 23,975 1,719,967
Envestnet, Inc.
(a)(b)
.................. 13,228 587,323
Everbridge, Inc.
(a)
................... 12,177 376,026
Fair Isaac Corp.
(a)
................... 7,880 3,246,639
Five9, Inc.
(a)
...................... 21,875 1,640,187
Fortinet, Inc.
(a)
..................... 204,322 10,038,340
Guidewire Software, Inc.
(a)(b)
............ 26,154 1,610,563
HubSpot, Inc.
(a)(b)
................... 14,984 4,047,478
InterDigital, Inc. .................... 9,510 384,394
Intuit, Inc. ........................ 88,062 34,108,174
Jamf Holding Corp.
(a)(b)
............... 13,934 308,777
Lightspeed Commerce, Inc.
(a)(b)
.......... 42,437 746,042
LivePerson, Inc.
(a)(b)
................. 20,803 195,964
LiveRamp Holdings, Inc.
(a)
............. 20,809 377,891
Manhattan Associates, Inc.
(a)
........... 19,570 2,603,397
Marathon Digital Holdings, Inc.
(a)(b)
....... 34,627 370,855
Matterport, Inc., Class A
(a)(b)
............ 66,710 252,831
Microsoft Corp. .................... 1,040,517 242,336,409
MicroStrategy, Inc., Class A
(a)(b)
.......... 2,984 633,384
Momentive Global, Inc.
(a)
.............. 40,357 234,474
N-able, Inc.
(a)(b)
.................... 20,061 185,163
nCino, Inc.
(a)(b)
..................... 23,727 809,328
NCR Corp.
(a)
...................... 42,718 812,069
New Relic, Inc.
(a)
................... 17,678 1,014,364
NortonLifeLock, Inc. ................. 184,749 3,720,845
Nutanix, Inc., Class A
(a)
............... 69,988 1,457,850
Open Text Corp.
(b)
.................. 84,101 2,223,630
Oracle Corp. ...................... 474,224 28,960,860
PagerDuty, Inc.
(a)(b)
.................. 24,942 575,412
Palantir Technologies, Inc., Class A
(a)(b)
.... 545,371 4,433,866
Palo Alto Networks, Inc.
(a)(b)
............ 93,316 15,284,228
Paycom Software, Inc.
(a)
.............. 15,167 5,004,958
Paylocity Holding Corp.
(a)
............. 12,764 3,083,527
Pegasystems, Inc. .................. 12,474 400,914
Ping Identity Holding Corp.
(a)(b)
.......... 23,594 662,284
Progress Software Corp. .............. 13,495 574,212
PROS Holdings, Inc.
(a)(b)
.............. 12,901 318,655
PTC, Inc.
(a)
....................... 32,988 3,450,545
Q2 Holdings, Inc.
(a)
.................. 18,145 584,269
Qualtrics International, Inc., Class A
(a)
..... 34,144 347,586
Qualys, Inc.
(a)
..................... 10,893 1,518,375
Rapid7, Inc.
(a)
..................... 18,316 785,756
RingCentral, Inc., Class A
(a)
............ 23,972 957,921
Riot Blockchain, Inc.
(a)(b)
.............. 42,233 296,053
Roper Technologies, Inc. .............. 33,078 11,896,172
Salesforce, Inc.
(a)
................... 310,632 44,681,307
SentinelOne, Inc., Class A
(a)(b)
.......... 62,317 1,592,823
ServiceNow, Inc.
(a)
.................. 63,063 23,813,219
Smartsheet, Inc., Class A
(a)
............ 40,393 1,387,903
Splunk, Inc.
(a)(b)
.................... 46,189 3,473,413
Sprout Social, Inc., Class A
(a)(b)
.......... 14,629 887,688
SPS Commerce, Inc.
(a)
............... 11,255 1,398,209
Sumo Logic, Inc.
(a)
.................. 33,692 252,690
Synopsys, Inc.
(a)
................... 47,756 14,589,936
Security
Shares
Shares Value
Software (continued)
Tenable Holdings, Inc.
(a)
.............. 34,837 $ 1,212,328
Teradata Corp.
(a)
................... 32,489 1,009,108
Trade Desk, Inc. (The), Class A
(a)
........ 138,549 8,278,303
Tyler Technologies, Inc.
(a)
............. 12,975 4,508,813
UiPath, Inc., Class A
(a)
............... 108,185 1,364,213
Unity Software, Inc.
(a)(b)
............... 55,823 1,778,521
Varonis Systems, Inc.
(a)(b)
.............. 34,289 909,344
Verint Systems, Inc.
(a)
................ 20,294 681,473
VMware, Inc., Class A ................ 64,438 6,860,069
Workday, Inc., Class A
(a)
.............. 62,095 9,452,101
Workiva, Inc., Class A
(a)(b)
............. 14,401 1,120,398
Xperi Holding Corp. ................. 32,815 464,004
Zendesk, Inc.
(a)
.................... 38,525 2,931,752
Zoom Video Communications, Inc., Class A
(a)
69,115 5,086,173
Zscaler, Inc.
(a)
..................... 26,117 4,292,851
Zuora, Inc., Class A
(a)
................ 39,933 294,706
673,127,939
Technology Hardware, Storage & Peripherals — 9.7%
3D Systems Corp.
(a)
................. 42,458 338,815
Apple, Inc. ....................... 1,741,516 240,677,511
Avid Technology, Inc.
(a)(b)
.............. 10,577 246,021
Corsair Gaming, Inc.
(a)
............... 11,956 135,701
Dell Technologies, Inc., Class C ......... 83,392 2,849,505
Hewlett Packard Enterprise Co. ......... 405,435 4,857,111
HP, Inc. ......................... 283,964 7,076,383
NetApp, Inc. ...................... 68,565 4,240,745
Pure Storage, Inc., Class A
(a)(b)
.......... 86,827 2,376,455
Seagate Technology Holdings plc ........ 60,940 3,243,836
Super Micro Computer, Inc.
(a)
........... 14,091 775,991
Western Digital Corp.
(a)
............... 97,719 3,180,753
Xerox Holdings Corp. ................ 35,846 468,866
270,467,693
Total Long-Term Investments — 100.0%
(Cost: $2,942,723,278) ........................... 2,790,789,500
Short-Term Securities
Money Market Funds — 3.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(f)
............ 90,674,803 90,702,005
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 3,552,752 3,552,752
Total Short-Term Securities — 3.4%
(Cost: $94,228,962) .............................. 94,254,757
Total Investments — 103.4%
(Cost: $3,036,952,240 ) ........................... 2,885,044,257
Liabilities in Excess of Other Assets — (3.4)% ............ (95,856,170)
Net Assets — 100.0% ..............................
$ 2,789,188,087
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
19
Derivative Financial Instruments Categorized by Risk Exposure
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 66,304,568 $ 24,359,446
(a)
$ — $ 35,173 $ 2,818 $ 90,702,005 90,674,803 $ 125,464
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,479,000 2,073,752
(a)
— — — 3,552,752 3,552,752 32,884 —
$ 35,173 $ 2,818 $ 94,254,757 $ 158,348 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ........................................... 12 12/16/22 $ 1,444 $ (171,164)
S&P E-Mini Communication Services Index ........................................ 11 12/16/22 693 (79,478)
$ (250,642)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 250,642 $ — $ — $ — $ 250,642
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (356,233) $ — $ — $ — $ (356,233)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (298,494) $ — $ — $ — $ (298,494)

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Expanded Tech Sector ETF
20
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,685,974
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Communications Equipment ................................ $ 87,781,465 $ — $ — $ 87,781,465
Consumer Finance ...................................... 491,595 — — 491,595
Electrical Equipment ..................................... 619,223 — — 619,223
Electronic Equipment, Instruments & Components ................. 87,165,435 — — 87,165,435
Entertainment ......................................... 64,381,605 — — 64,381,605
Interactive Media & Services ............................... 363,353,659 — — 363,353,659
Internet & Direct Marketing Retail ............................ 251,143,475 — — 251,143,475
IT Services ........................................... 495,483,608 — — 495,483,608
Semiconductors & Semiconductor Equipment .................... 496,773,803 — — 496,773,803
Software ............................................. 669,084,463 4,043,476 — 673,127,939
Technology Hardware, Storage & Peripherals .................... 270,467,693 — — 270,467,693
Short-Term Securities
Money Market Funds ...................................... 94,254,757 — — 94,254,757
$ 2,881,000,781 $ 4,043,476 $ — $ 2,885,044,257
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (250,642) $ — $ — $ (250,642)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 6.3%
Activision Blizzard, Inc. ............... 2,052,360 $ 152,572,443
Electronic Arts, Inc. ................. 761,506 88,113,859
Take-Two Interactive Software, Inc.
(a)(b)
.... 451,727 49,238,243
289,924,545
Interactive Media & Services — 0.6%
Snap, Inc., Class A, NVS
(b)
............ 2,975,398 29,218,408
Software — 93.8%
8x8, Inc.
(b)
........................ 358,286 1,236,087
ACI Worldwide, Inc.
(a)(b)
............... 334,673 6,994,666
Adobe, Inc.
(a)(b)
..................... 1,168,506 321,572,851
Alarm.com Holdings, Inc.
(a)(b)
........... 143,635 9,316,166
Altair Engineering, Inc., Class A
(a)(b)
....... 151,912 6,717,549
Alteryx , Inc., Class A
(a)(b)
.............. 175,946 9,824,825
ANSYS, Inc.
(b)
..................... 251,013 55,649,582
Appfolio , Inc., Class A
(b)
.............. 53,652 5,618,437
Appian Corp., Class A
(a)(b)
............. 119,249 4,868,937
Asana, Inc., Class A
(a)(b)
............... 218,279 4,852,342
Aspen Technology, Inc.
(a)(b)
............. 83,491 19,887,556
Autodesk, Inc.
(a)(b)
................... 626,381 117,007,971
Avalara, Inc.
(b)
..................... 254,632 23,375,218
Bentley Systems, Inc., Class B
(a)
......... 567,018 17,345,081
Bill.com Holdings, Inc.
(a)(b)
............. 270,545 35,812,042
Black Knight, Inc.
(b)
.................. 450,043 29,131,283
Blackbaud , Inc.
(b)
................... 128,764 5,673,342
BlackBerry Ltd.
(a)(b)
.................. 1,497,704 7,039,209
Blackline, Inc.
(a)(b)
................... 156,739 9,388,666
Box, Inc., Class A
(a)(b)
................ 416,301 10,153,581
BTRS Holdings, Inc., Class A
(b)
.......... 251,526 2,329,131
C3.ai, Inc., Class A
(a)(b)
............... 237,849 2,973,113
Cadence Design Systems, Inc.
(a)(b)
....... 789,550 129,036,157
Cerence , Inc.
(a)(b)
................... 114,688 1,806,336
Ceridian HCM Holding, Inc.
(b)
........... 441,525 24,672,417
Citrix Systems, Inc. ................. 335,077 34,814,500
CommVault Systems, Inc.
(b)
............ 129,934 6,891,699
Confluent, Inc., Class A
(a)(b)
............ 407,681 9,690,577
Consensus Cloud Solutions, Inc.
(a)(b)
...... 51,175 2,420,577
Coupa Software, Inc.
(a)(b)
.............. 218,536 12,849,917
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 615,269 101,402,484
CS Disco, Inc.
(a)(b)
................... 50,406 504,060
Datadog , Inc., Class A
(a)(b)
............. 712,639 63,268,090
Descartes Systems Group, Inc. (The)
(a)(b)
... 244,419 15,527,939
Digital Turbine, Inc.
(a)(b)
............... 260,289 3,750,764
Docebo , Inc.
(a)(b)
.................... 39,984 1,079,968
DocuSign, Inc.
(b)
................... 576,703 30,836,309
Dolby Laboratories, Inc., Class A ........ 177,795 11,583,344
Domo, Inc., Class B
(b)
................ 89,395 1,608,216
Dropbox, Inc., Class A
(b)
.............. 794,334 16,458,600
Duck Creek Technologies, Inc.
(a)(b)
........ 218,540 2,589,699
Dynatrace , Inc.
(b)
................... 580,305 20,200,417
E2open Parent Holdings, Inc., Class A
(b)
... 499,181 3,030,029
Elastic NV
(b)
...................... 221,725 15,906,552
Envestnet , Inc.
(a)(b)
.................. 109,005 4,839,822
Everbridge , Inc.
(b)
................... 115,392 3,563,305
Fair Isaac Corp.
(a)(b)
................. 72,838 30,009,984
Five9, Inc.
(b)
...................... 202,811 15,206,769
Fortinet, Inc.
(a)(b)
.................... 1,886,802 92,698,582
Guidewire Software, Inc.
(a)(b)
............ 241,883 14,895,155
HubSpot , Inc.
(b)
.................... 138,435 37,394,062
InterDigital , Inc. .................... 85,906 3,472,321
Intuit, Inc. ........................ 813,209 314,972,110
Jamf Holding Corp.
(a)(b)
............... 129,639 2,872,800
Lightspeed Commerce, Inc.
(a)(b)
.......... 387,950 6,820,161
Security
Shares
Shares Value
Software (continued)
LivePerson , Inc.
(a)(b)
................. 201,769 $ 1,900,664
LiveRamp Holdings, Inc.
(b)
............. 199,740 3,627,278
Manhattan Associates, Inc.
(b)
........... 180,931 24,069,251
Marathon Digital Holdings, Inc.
(a)(b)
....... 321,329 3,441,434
Matterport , Inc., Class A
(a)(b)
............ 641,585 2,431,607
Microsoft Corp.
(a)
................... 1,734,000 403,848,600
MicroStrategy , Inc., Class A
(a)(b)
.......... 27,051 5,741,845
Momentive Global, Inc.
(b)
.............. 377,541 2,193,513
N-able, Inc.
(a)(b)
.................... 199,742 1,843,619
nCino , Inc.
(a)(b)
..................... 219,655 7,492,432
NCR Corp.
(b)
...................... 397,147 7,549,764
New Relic, Inc.
(b)
................... 165,234 9,481,127
NortonLifeLock , Inc. ................. 1,707,682 34,392,715
Nutanix , Inc., Class A
(b)
............... 647,359 13,484,488
Open Text Corp.
(a)
.................. 777,011 20,544,171
Oracle Corp. ...................... 4,379,203 267,437,927
PagerDuty , Inc.
(a)(b)
.................. 231,105 5,331,592
Palantir Technologies, Inc., Class A
(a)(b)
.... 5,038,748 40,965,021
Palo Alto Networks, Inc.
(b)
............. 861,727 141,142,265
Paycom Software, Inc.
(a)(b)
............. 140,128 46,240,839
Paylocity Holding Corp.
(a)(b)
............ 117,991 28,504,266
Pegasystems , Inc. .................. 118,580 3,811,161
Ping Identity Holding Corp.
(b)
........... 218,539 6,134,390
Progress Software Corp.
(a)
............. 127,583 5,428,657
PROS Holdings, Inc.
(a)(b)
.............. 118,821 2,934,879
PTC, Inc.
(b)
....................... 304,926 31,895,260
Q2 Holdings, Inc.
(b)
.................. 166,103 5,348,517
Qualtrics International, Inc., Class A
(b)
..... 310,455 3,160,432
Qualys , Inc.
(b)
..................... 100,755 14,044,239
Rapid7, Inc.
(b)
..................... 169,851 7,286,608
RingCentral, Inc., Class A
(a)(b)
........... 221,868 8,865,845
Riot Blockchain , Inc.
(a)(b)
.............. 391,173 2,742,123
Roper Technologies, Inc. .............. 305,621 109,913,536
Salesforce, Inc.
(a)(b)
.................. 2,857,067 410,960,516
SentinelOne , Inc., Class A
(a)(b)
.......... 576,353 14,731,583
ServiceNow , Inc.
(b)
.................. 582,354 219,902,694
Smartsheet , Inc., Class A
(a)(b)
........... 374,934 12,882,732
Splunk , Inc.
(b)
..................... 426,952 32,106,790
Sprout Social, Inc., Class A
(a)(b)
.......... 135,538 8,224,446
SPS Commerce, Inc.
(b)
............... 103,951 12,913,833
Sumo Logic, Inc.
(b)
.................. 305,496 2,291,220
Synopsys, Inc.
(b)
................... 441,003 134,730,827
Tenable Holdings, Inc.
(b)
.............. 322,307 11,216,284
Teradata Corp.
(b)
................... 296,857 9,220,378
Trade Desk, Inc. (The), Class A
(b)
........ 1,280,085 76,485,079
Tyler Technologies, Inc.
(a)(b)
............ 119,875 41,656,563
UiPath , Inc., Class A
(a)(b)
.............. 1,000,769 12,619,697
Unity Software, Inc.
(a)(b)
............... 516,237 16,447,311
Varonis Systems, Inc.
(a)(b)
.............. 318,706 8,452,083
Verint Systems, Inc.
(a)(b)
............... 187,493 6,296,015
VMware, Inc., Class A ................ 595,348 63,380,748
Workday, Inc., Class A
(a)(b)
............. 573,705 87,329,375
Workiva , Inc., Class A
(a)(b)
............. 131,516 10,231,945
Xperi Holding Corp. ................. 304,014 4,298,758
Zendesk , Inc.
(a)(b)
................... 356,146 27,102,711
Zoom Video Communications, Inc., Class A
(a)(b)
638,563 46,991,851
Zscaler , Inc.
(a)(b)
.................... 241,298 39,662,152
Zuora , Inc., Class A
(b)
................ 352,337 2,600,247
4,329,407,260
Total Long-Term Investments — 100.7%
(Cost: $7,329,396,513) ........................... 4,648,550,213

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Expanded Tech-Software Sector ETF
22
(Percentages shown are based on Net Assets)
Derivative Financial Instruments Categorized by Risk Exposure
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(e)
............ 225,848,139 $ 225,915,893
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 5,872,669 5,872,669
Total Short-Term Securities — 5.0%
(Cost: $231,663,904) ............................. 231,788,562
Total Investments — 105.7%
(Cost: $7,561,060,417 ) ........................... 4,880,338,775
Liabilities in Excess of Other Assets — (5.7)% ............ (262,275,233)
Net Assets — 100.0% ..............................
$ 4,618,063,542
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 224,839,162 $ 959,255
(a)
$ — $ 32,743 $ 84,733 $ 225,915,893 225,848,139 $ 434,621
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 3,730,000 2,142,669
(a)
— — — 5,872,669 5,872,669 32,292 —
$ 32,743 $ 84,733 $ 231,788,562 $ 466,913 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ........................................... 18 12/16/22 $ 2,166 $ (180,550)
Russell 2000 E-Mini Index .................................................... 12 12/16/22 1,002 (56,726)
$ (237,276)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 237,276 $ — $ — $ — $ 237,276
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
23
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
See notes to financial statements.
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (763,797) $ — $ — $ — $ (763,797)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (362,526) $ — $ — $ — $ (362,526)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,567,810
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Entertainment ......................................... $ 289,924,545 $ — $ — $ 289,924,545
Interactive Media & Services ............................... 29,218,408 — — 29,218,408
Software ............................................. 4,294,592,760 34,814,500 — 4,329,407,260
Short-Term Securities
Money Market Funds ...................................... 231,788,562 — — 231,788,562
$ 4,845,524,275 $ 34,814,500 $ — $ 4,880,338,775
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (237,276) $ — $ — $ (237,276)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
North American Natural Resources ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 2.4%
Eagle Materials, Inc. ................. 14,168 $ 1,518,526
Martin Marietta Materials, Inc. .......... 23,455 7,554,621
Summit Materials, Inc., Class A
(a)
........ 44,478 1,065,693
Vulcan Materials Co. ................ 49,972 7,881,084
18,019,924
Containers & Packaging — 6.0%
Amcor plc ........................ 564,965 6,062,074
AptarGroup, Inc. ................... 24,564 2,334,317
Avery Dennison Corp. ................ 30,558 4,971,787
Ball Corp. ........................ 118,182 5,710,554
Berry Global Group, Inc.
(a)(b)
............ 47,038 2,188,678
Crown Holdings, Inc. ................ 45,539 3,690,025
Graphic Packaging Holding Co. ......... 115,727 2,284,451
Greif, Inc., Class A, NVS .............. 10,060 599,274
International Paper Co. ............... 136,121 4,315,036
O-I Glass, Inc.
(a)
.................... 58,457 757,018
Packaging Corp. of America ........... 35,247 3,957,886
Pactiv Evergreen, Inc. ............... 14,849 129,632
Sealed Air Corp. ................... 54,595 2,430,024
Silgan Holdings, Inc. ................. 31,485 1,323,629
Sonoco Products Co. ................ 36,666 2,080,062
WestRock Co. ..................... 95,606 2,953,269
45,787,716
Energy Equipment & Services — 6.1%
Baker Hughes Co., Class A ............ 380,426 7,973,729
Cactus, Inc., Class A
(b)
............... 22,860 878,510
ChampionX Corp. .................. 76,304 1,493,269
Halliburton Co. .................... 341,017 8,395,839
Helmerich & Payne, Inc. .............. 39,582 1,463,347
Liberty Energy, Inc., Class A
(a)
.......... 59,702 757,021
NexTier Oilfield Solutions, Inc.
(a)
......... 59,643 441,358
NOV, Inc.
(b)
....................... 147,668 2,389,268
Patterson-UTI Energy, Inc. ............ 81,522 952,177
Schlumberger NV .................. 531,819 19,092,302
TechnipFMC plc
(a)(b)
................. 170,014 1,438,319
Transocean Ltd.
(a)(b)
................. 243,503 601,452
Valaris Ltd.
(a)
...................... 22,619 1,106,974
46,983,565
Metals & Mining — 10.9%
Agnico Eagle Mines Ltd.
(b)
............. 171,544 7,244,303
Alamos Gold, Inc., Class A
(b)
........... 147,205 1,090,789
Alcoa Corp. ....................... 67,641 2,276,796
Arconic Corp.
(a)(b)
................... 38,588 657,540
B2Gold Corp.
(b)
.................... 399,527 1,286,477
Barrick Gold Corp.
(b)
................. 665,696 10,318,288
Compass Minerals International, Inc. ...... 12,918 497,731
Equinox Gold Corp.
(a)(b)
............... 105,671 385,699
First Majestic Silver Corp.
(b)
............ 88,775 676,465
Franco-Nevada Corp.
(b)
............... 72,026 8,605,666
Freeport-McMoRan, Inc. .............. 537,689 14,695,040
Hecla Mining Co.
(b)
.................. 210,700 830,158
Kinross Gold Corp.
(b)
................ 488,747 1,837,689
Lithium Americas Corp.
(a)(b)
............ 39,970 1,048,413
MP Materials Corp., Class A
(a)(b)
......... 34,700 947,310
Newmont Corp. .................... 298,429 12,542,971
Novagold Resources, Inc.
(a)
............ 92,256 432,681
Pan American Silver Corp.
(b)
........... 79,117 1,256,378
Royal Gold, Inc. .................... 24,676 2,315,102
SSR Mining, Inc.
(b)
.................. 79,642 1,171,534
Teck Resources Ltd., Class B
(b)
......... 174,560 5,308,370
Turquoise Hill Resources Ltd.
(a)(b)
........ 37,035 1,095,125
Security
Shares
Shares Value
Metals & Mining (continued)
Wheaton Precious Metals Corp.
(b)
........ 169,839 $ 5,495,990
Yamana Gold, Inc.
(b)
................. 361,297 1,636,675
83,653,190
Oil, Gas & Consumable Fuels — 73.9%
Antero Midstream Corp. .............. 125,920 1,155,946
Antero Resources Corp.
(a)
............. 105,873 3,232,303
APA Corp. ....................... 122,777 4,197,746
California Resources Corp. ............ 28,347 1,089,375
Callon Petroleum Co.
(a)
............... 19,232 673,312
Cameco Corp.
(b)
.................... 149,803 3,971,278
Canadian Natural Resources Ltd.
(b)
....... 422,489 19,675,313
Cenovus Energy, Inc.
(b)
............... 522,794 8,035,344
Cheniere Energy, Inc. ................ 93,920 15,582,267
Chesapeake Energy Corp. ............ 36,353 3,424,816
Chevron Corp. ..................... 533,945 76,711,878
Chord Energy Corp. ................. 15,592 2,132,518
Civitas Resources, Inc. ............... 19,506 1,119,449
CNX Resources Corp.
(a)
.............. 71,218 1,106,016
Comstock Resources, Inc.
(a)(b)
.......... 34,347 593,860
ConocoPhillips .................... 345,928 35,402,271
Continental Resources, Inc. ............ 20,460 1,366,933
Coterra Energy, Inc. ................. 299,149 7,813,772
Crescent Point Energy Corp.
(b)
.......... 211,859 1,305,051
CVR Energy, Inc. ................... 11,034 319,765
Denbury, Inc.
(a)
.................... 18,701 1,613,148
Devon Energy Corp. ................. 246,209 14,804,547
Diamondback Energy, Inc. ............. 66,836 8,051,065
DT Midstream, Inc. .................. 36,355 1,886,461
Enbridge, Inc. ..................... 761,333 28,245,454
Enerplus Corp.
(b)
................... 87,369 1,238,019
Enviva , Inc. ....................... 11,539 693,032
EOG Resources, Inc. ................ 220,357 24,620,488
EQT Corp. ....................... 139,106 5,668,569
Equitrans Midstream Corp. ............ 162,697 1,216,974
Exxon Mobil Corp. .................. 877,345 76,600,992
Hess Corp. ....................... 104,776 11,419,536
HF Sinclair Corp. ................... 54,627 2,941,118
Kinder Morgan, Inc. ................. 745,486 12,404,887
Kosmos Energy Ltd.
(a)
................ 170,871 883,403
Magnolia Oil & Gas Corp., Class A ....... 63,183 1,251,655
Marathon Oil Corp. .................. 254,776 5,752,842
Marathon Petroleum Corp. ............ 187,486 18,622,984
Matador Resources Co. .............. 42,183 2,063,592
Murphy Oil Corp. ................... 54,935 1,932,064
New Fortress Energy, Inc., Class A
(b)
...... 17,944 784,332
Northern Oil and Gas, Inc. ............. 25,796 707,068
Occidental Petroleum Corp. ............ 280,198 17,218,167
ONEOK, Inc. ...................... 168,023 8,609,498
Ovintiv , Inc. ....................... 95,617 4,398,382
PBF Energy, Inc., Class A
(a)(b)
........... 40,327 1,417,897
PDC Energy, Inc. ................... 36,215 2,092,865
Peabody Energy Corp.
(a)
.............. 43,808 1,087,315
Pembina Pipeline Corp.
(b)
............. 208,764 6,340,163
Phillips 66 ........................ 180,878 14,600,472
Pioneer Natural Resources Co. ......... 89,740 19,431,402
Range Resources Corp.
(b)
............. 93,169 2,353,449
SM Energy Co. .................... 46,083 1,733,182
Southwestern Energy Co.
(a)
............ 418,930 2,563,852
Suncor Energy, Inc.
(b)
................ 518,934 14,607,992
Targa Resources Corp. ............... 85,187 5,140,184
TC Energy Corp. ................... 380,493 15,330,063
Texas Pacific Land Corp. .............. 2,326 4,133,837
Valero Energy Corp. ................. 148,135 15,828,225
Vermilion Energy, Inc. ................ 62,116 1,330,525

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
North American Natural Resources ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) .............. 458,175 $ 13,117,550
World Fuel Services Corp. ............. 23,271 545,472
564,191,935
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ............... 27,773 1,421,700
West Fraser Timber Co. Ltd. ........... 23,119 1,675,896
3,097,596
Total Long-Term Investments — 99.7%
(Cost: $870,697,602) ............................. 761,733,926
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(e)
............ 46,637,266 $ 46,651,257
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 1,553,145 1,553,145
Total Short-Term Securities — 6.3%
(Cost: $48,190,008) .............................. 48,204,402
Total Investments — 106.0%
(Cost: $918,887,610 ) ............................. 809,938,328
Liabilities in Excess of Other Assets — (6.0)% ............ (46,134,006)
Net Assets — 100.0% ..............................
$ 763,804,322
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 7,685,209 $ 38,948,929
(a)
$ — $ 3,949 $ 13,170 $ 46,651,257 46,637,266 $ 48,201
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,640,000 — (86,855)
(a)
— — 1,553,145 1,553,145 8,986 —
$ 3,949 $ 13,170 $ 48,204,402 $ 57,187 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 20 12/16/22 $ 1,507 $ (138,066)
E-Mini Materials Select Sector Index ............................................. 3 12/16/22 217 (18,496)
$ (156,562)

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
North American Natural Resources ETF
26
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 156,562 $ — $ — $ — $ 156,562
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (72,347) $ — $ — $ — $ (72,347)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (173,733) $ — $ — $ — $ (173,733)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,802,070
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 761,733,926 $ — $ — $ 761,733,926
Short-Term Securities
Money Market Funds ...................................... 48,204,402 — — 48,204,402
$ 809,938,328 $ — $ — $ 809,938,328
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (156,562) $ — $ — $ (156,562)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
North American Tech-Multimedia Networking ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 99.9%
ADTRAN Holdings, Inc. .............. 204,135 $ 3,996,963
Arista Networks, Inc.
(a)
............... 74,424 8,401,725
Calix, Inc.
(a)
....................... 85,143 5,205,643
Ciena Corp.
(a)(b)
.................... 111,480 4,507,136
Cisco Systems, Inc. ................. 201,389 8,055,560
Clearfield, Inc.
(a)(b)
................... 33,135 3,467,246
CommScope Holding Co., Inc.
(a)(b)
........ 384,559 3,541,788
Digi International, Inc.
(a)(b)
............. 101,657 3,514,283
DZS, Inc.
(a)
....................... 46,205 522,117
Extreme Networks, Inc.
(a)
.............. 343,099 4,484,304
F5, Inc.
(a)
........................ 57,912 8,381,604
Harmonic, Inc.
(a)
.................... 304,413 3,978,678
Infinera Corp.
(a)(b)
................... 546,922 2,647,103
Juniper Networks, Inc. ............... 318,475 8,318,567
Lumentum Holdings, Inc.
(a)
............ 60,019 4,115,503
Motorola Solutions, Inc. .............. 36,495 8,173,785
NETGEAR, Inc.
(a)
................... 83,215 1,667,629
NetScout Systems, Inc.
(a)
............. 153,934 4,821,213
Ubiquiti, Inc. ...................... 12,254 3,597,284
Viasat , Inc.
(a)(b)
..................... 133,349 4,031,140
Viavi Solutions, Inc.
(a)
................ 347,062 4,529,159
99,958,430
Total Long-Term Investments — 99.9%
(Cost: $115,491,696) ............................. 99,958,430
Short-Term Securities
Money Market Funds — 5.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(e)
............ 5,578,833 5,580,507
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 96,339 96,339
Total Short-Term Securities — 5.7%
(Cost: $5,673,995) .............................. 5,676,846
Total Investments — 105.6%
(Cost: $121,165,691 ) ............................. 105,635,276
Liabilities in Excess of Other Assets — (5.6)% ............ (5,576,689)
Net Assets — 100.0% ..............................
$ 100,058,587
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
North American Tech-Multimedia Networking ETF
28
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 4,451,027 $ 1,126,390
(a)
$ — $ 895 $ 2,195 $ 5,580,507 5,578,833 $ 13,559
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 110,000 — (13,661)
(a)
— — 96,339 96,339 1,269 —
$ 895 $ 2,195 $ 5,676,846 $ 14,828 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1 12/16/22 $ 83 $ (9,118)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 9,118 $ — $ — $ — $ 9,118
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,031 $ — $ — $ — $ 1,031
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (12,085) $ — $ — $ — $ (12,085)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 84,445

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
North American Tech-Multimedia Networking ETF
Schedules of Investments
29
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 99,958,430 $ — $ — $ 99,958,430
Short-Term Securities
Money Market Funds ...................................... 5,676,846 — — 5,676,846
$ 105,635,276 $ — $ — $ 105,635,276
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (9,118) $ — $ — $ (9,118)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Semiconductor ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a)(b)
........ 4,462,960 $ 282,773,146
Analog Devices, Inc. ................. 1,626,903 226,692,664
Applied Materials, Inc.
(a)
.............. 2,639,764 216,275,864
ASE Technology Holding Co. Ltd., NVS, ADR 5,858,696 29,234,893
ASML Holding NV (Registered), NVS, NYRS
(a)
458,098 190,271,004
Broadcom, Inc. .................... 1,044,903 463,947,381
Entegris , Inc.
(a)
.................... 1,271,733 105,579,274
Intel Corp. ....................... 7,704,826 198,553,366
KLA Corp. ........................ 729,421 220,744,677
Lam Research Corp. ................ 558,953 204,576,798
Lattice Semiconductor Corp.
(b)
.......... 1,169,679 57,559,904
Marvell Technology, Inc. .............. 5,024,467 215,599,879
Microchip Technology, Inc. ............. 4,062,768 247,950,731
Micron Technology, Inc. ............... 4,522,507 226,577,601
MKS Instruments, Inc.
(a)
.............. 495,657 40,961,094
Monolithic Power Systems, Inc.
(a)
........ 377,384 137,141,346
NVIDIA Corp.
(a)
.................... 3,080,572 373,950,635
NXP Semiconductors NV
(a)
............ 1,521,439 224,427,467
ON Semiconductor Corp.
(a)(b)
........... 3,713,133 231,439,580
Qorvo , Inc.
(b)
...................... 887,898 70,507,980
QUALCOMM, Inc. .................. 2,906,492 328,375,466
Silicon Laboratories, Inc.
(a)(b)
............ 307,654 37,976,810
Skyworks Solutions, Inc. .............. 1,380,821 117,742,607
STMicroelectronics NV, NVS, NYRS
(a)
..... 2,447,062 75,712,098
Synaptics , Inc.
(b)
................... 336,642 33,330,924
Taiwan Semiconductor Manufacturing Co. Ltd.,
NVS, ADR
(a)
.................... 2,974,119 203,905,599
Teradyne, Inc.
(a)
.................... 1,374,190 103,270,378
Texas Instruments, Inc. ............... 3,127,758 484,114,383
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
United Microelectronics Corp., NVS, ADR
(a)
. 6,709,188 $ 37,370,177
Wolfspeed , Inc.
(a)(b)
.................. 1,056,949 109,246,249
5,495,809,975
Total Long-Term Investments — 99.8%
(Cost: $8,125,229,166) ........................... 5,495,809,975
Short-Term Securities
Money Market Funds — 5.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(e)
............ 313,533,635 313,627,695
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 9,299,834 9,299,834
Total Short-Term Securities — 5.9%
(Cost: $322,778,590) ............................. 322,927,529
Total Investments — 105.7%
(Cost: $8,448,007,756 ) ........................... 5,818,737,504
Liabilities in Excess of Other Assets — (5.7)% ............ (312,817,953)
Net Assets — 100.0% ..............................
$ 5,505,919,551
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 186,623,706 $ 126,878,590
(a)
$ — $ (2,268) $ 127,667 $ 313,627,695 313,533,635 $ 1,882,830
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 15,210,000 — (5,910,166)
(a)
— — 9,299,834 9,299,834 65,919 —
$ (2,268) $ 127,667 $ 322,927,529 $ 1,948,749 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Semiconductor ETF
Schedules of Investments
31
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ........................................... 59 12/16/22 $ 7,101 $ (751,811)
Russell 2000 E-Mini Index .................................................... 24 12/16/22 2,004 (190,970)
$ (942,781)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 942,781 $ — $ — $ — $ 942,781
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (2,094,905) $ — $ — $ — $ (2,094,905)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (1,766,675) $ — $ — $ — $ (1,766,675)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 12,998,820

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Semiconductor ETF
32
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,495,809,975 $ — $ — $ 5,495,809,975
Short-Term Securities
Money Market Funds ...................................... 322,927,529 — — 322,927,529
$ 5,818,737,504 $ — $ — $ 5,818,737,504
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (942,781) $ — $ — $ (942,781)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

September 30, 2022
33
Financial Statements
See notes to financial statements.
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 7,341,138,707 $ 2,790,789,500 $ 4,648,550,213 $ 761,733,926
Investments, at value — affiliated
(c)
............................................ 859,145,589 94,254,757 231,788,562 48,204,402
Cash   ............................................................... 258,637 1,970 14,865 11,213
Cash pledged:
Futures contracts ...................................................... 751,000 276,000 342,000 175,000
Receivables: – – – –
Investments sold ...................................................... 5,946,218 — — 39,161
Securities lending income — affiliated ........................................ 444,040 18,968 71,406 10,657
Capital shares sold ..................................................... — — 3,601,021 —
Dividends — unaffiliated ................................................. 356,701 579,552 3,538 1,352,876
Dividends — affiliated ................................................... 17,021 8,776 9,815 3,320
Total assets ...........................................................
8,208,057,913 2,885,929,523 4,884,381,420 811,530,555
LIABILITIES
Collateral on securities loaned ............................................... 845,512,367 90,764,879 226,041,509 46,617,908
Payables: – – – –
Investments purchased .................................................. 12,873,931 4,821,745 38,102,286 792,167
Capital shares redeemed ................................................. 149,121 — 769,228 —
Investment advisory fees ................................................. 2,885,067 1,098,325 1,337,247 304,487
Variation margin on futures contracts ......................................... 141,091 56,487 67,608 11,671
Total liabilities ..........................................................
861,561,577 96,741,436 266,317,878 47,726,233
NET ASSETS ..........................................................
$ 7,346,496,336 $ 2,789,188,087 $ 4,618,063,542 $ 763,804,322
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 13,365,569,374 $ 2,718,917,724 $ 7,727,552,881 $ 1,314,684,014
Accumulated earnings (loss) ................................................ (6,019,073,038) 70,270,363 (3,109,489,339) (550,879,692)
NET ASSETS ..........................................................
$ 7,346,496,336 $ 2,789,188,087 $ 4,618,063,542 $ 763,804,322
NET ASSET VALUE
Shares outstanding ......................................................
62,750,000 10,100,000 18,450,000 22,000,000
Net asset value .........................................................
$ 117.08 $ 276.16 $ 250.30 $ 34.72
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated .......................................... $ 11,106,857,403 $ 2,942,723,278 $ 7,329,396,513 $ 870,697,602
(b)
  Securities loaned, at value ................................................ $ 820,641,992 $ 87,555,486 $ 219,008,301 $ 45,968,736
(c)
  Investments, at cost — affiliated ............................................ $ 858,655,159 $ 94,228,962 $ 231,663,904 $ 48,190,008

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2022
2022
iShare Semi-Annual Report to Shareholders
34
See notes to financial statements.
iShares North
American Tech-
Multimedia
Networking ETF
iShares
Semiconductor
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 99,958,430 $ 5,495,809,975
Investments, at value — affiliated
(c)
........................................................................... 5,676,846 322,927,529
Cash   .............................................................................................. — 180,181
Cash pledged:
Futures contracts ..................................................................................... 6,000 857,000
Receivables: – –
Investments sold ..................................................................................... 193,716 —
Securities lending income — affiliated ....................................................................... 1,693 131,692
Capital shares sold .................................................................................... — 169,491
Dividends — unaffiliated ................................................................................ 32,215 3,344,300
Dividends — affiliated .................................................................................. 532 18,882
Total assets ..........................................................................................
105,869,432 5,823,439,050
LIABILITIES
Collateral on securities loaned .............................................................................. 5,580,640 313,562,687
Payables: – –
Investments purchased ................................................................................. 192,549 1,568,164
Capital shares redeemed ................................................................................ — 137,110
Investment advisory fees ................................................................................ 37,042 2,074,200
Variation margin on futures contracts ........................................................................ 614 177,338
Total liabilities .........................................................................................
5,810,845 317,519,499
NET ASSETS .........................................................................................
$ 100,058,587 $ 5,505,919,551
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 189,105,111 $ 8,727,599,988
Accumulated loss ...................................................................................... (89,046,524) (3,221,680,437)
NET ASSETS .........................................................................................
$ 100,058,587 $ 5,505,919,551
NET ASSET VALUE
Shares outstanding .....................................................................................
1,550,000 17,300,000
Net asset value ........................................................................................
$ 64.55 $ 318.26
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 115,491,696 $ 8,125,229,166
(b)
  Securities loaned, at value ............................................................................... $ 5,516,599 $ 291,793,068
(c)
  Investments, at cost — affiliated ........................................................................... $ 5,673,995 $ 322,778,590

Statements of Operations
(unaudited)

Six Months Ended September 30, 2022
35
Financial Statements
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 27,349,974 $ 13,713,766 $ 7,597,315 $ 19,095,690
Dividends — affiliated ................................................... 47,122 32,884 32,292 8,986
Securities lending income — affiliated — net ................................... 2,920,654 125,464 434,621 48,201
Foreign taxes withheld .................................................. (473,943) (28,597) (44,225) (649,801)
Total investment income ...................................................
29,843,807 13,843,517 8,020,003 18,503,076
EXPENSES
Investment advisory .................................................... 17,736,193 7,648,080 9,162,993 2,002,702
Total expenses .........................................................
17,736,193 7,648,080 9,162,993 2,002,702
Net investment income (loss) ................................................
12,107,614 6,195,437 (1,142,990) 16,500,374
REALIZED AND UNREALIZED GAIN (LOSS) $ (867,388,698) $ (1,228,265,379) $ (1,413,391,572) $ (156,205,462)
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (181,133,822) $ (44,209,267) $ (142,084,034) $ (10,249,312)
Investments — affiliated ............................................... (6,146) 35,173 32,743 3,949
Foreign currency transactions ........................................... — — — (67,051)
Futures contracts .................................................... (1,341,773) (356,233) (763,797) (72,347)
In-kind redemptions — unaffiliated
(a)
....................................... 148,871,523 289,141,884 (94,476,363) 70,599,550
(33,610,218) 244,611,557 (237,291,451) 60,214,789
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (833,821,621) (1,472,581,260) (1,175,822,328) (216,282,787)
Investments — affiliated ............................................... 402,157 2,818 84,733 13,170
Foreign currency translations ............................................ — — — 23,099
Futures contracts .................................................... (359,016) (298,494) (362,526) (173,733)
(833,778,480) (1,472,876,936) (1,176,100,121) (216,420,251)
Net realized and unrealized loss ..............................................
(867,388,698) (1,228,265,379) (1,413,391,572) (156,205,462)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................
$ (855,281,084) $ (1,222,069,942) $ (1,414,534,562) $ (139,705,088)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2022
2022
iShares Semi-Annual Report to Shareholders
36
iShares North
American
Tech-Multimedia
Networking ETF
iShares
Semiconductor
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 406,090 $ 56,763,870
Dividends — affiliated .................................................................................. 1,269 65,919
Securities lending income — affiliated — net .................................................................. 13,559 1,882,830
Foreign taxes withheld ................................................................................. — (1,978,185)
Total investment income ..................................................................................
420,918 56,734,434
EXPENSES
Investment advisory ................................................................................... 228,168 14,498,588
Miscellaneous ....................................................................................... — 12,598
Total expenses ........................................................................................
228,168 14,511,186
Net investment income ...................................................................................
192,750 42,223,248
REALIZED AND UNREALIZED GAIN (LOSS) $ (19,374,225) $ (2,799,047,437)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (7,070,446) $ (435,279,898)
Investments — affiliated .............................................................................. 895 (2,268)
Futures contracts ................................................................................... 1,031 (2,094,905)
In-kind redemptions — unaffiliated
(a)
...................................................................... 4,969,034 113,981,972
(2,099,486) (323,395,099)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (17,264,849) (2,474,013,330)
Investments — affiliated .............................................................................. 2,195 127,667
Futures contracts ................................................................................... (12,085) (1,766,675)
(17,274,739) (2,475,652,338)
Net realized and unrealized loss .............................................................................
(19,374,225) (2,799,047,437)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (19,181,475) $ (2,756,824,189)
(a)
  See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
37
Financial Statements
See notes to financial statements.
iShares Biotechnology ETF iShares Expanded Tech Sector ETF
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 12,107,614 $ 20,526,397 $ 6,195,437 $ 5,764,193
Net realized gain (loss) .................................................... (33,610,218) 622,010,093 244,611,557 351,991,955
Net change in unrealized appreciation (depreciation) ................................ (833,778,480) (1,958,746,176) (1,472,876,936) (25,134,610)
Net increase (decrease) in net assets resulting from operations ...........................
(855,281,084) (1,316,209,686) (1,222,069,942) 332,621,538
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(12,119,707) (20,365,764) (6,431,559) (6,535,033)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(392,980,829) 94,871,036 (463,289,510) 945,279,952
NET ASSETS
Total increase (decrease) in net assets ........................................... (1,260,381,620) (1,241,704,414) (1,691,791,011) 1,271,366,457
Beginning of period ........................................................
8,606,877,956 9,848,582,370 4,480,979,098 3,209,612,641
End of period ............................................................
$ 7,346,496,336 $ 8,606,877,956 $ 2,789,188,087 $ 4,480,979,098
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
iShares Semi-Annual Report to Shareholders
38
See notes to financial statements.
iShares Expanded Tech-Software Sector
ETF
iShares North American Natural
Resources ETF
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ (1,142,990) $ (8,034,692) $ 16,500,374 $ 14,672,372
Net realized gain (loss) .................................................... (237,291,451) 1,245,446,708 60,214,789 (5,041,185)
Net change in unrealized appreciation (depreciation) ................................ (1,176,100,121) (1,376,833,197) (216,420,251) 222,174,980
Net increase (decrease) in net assets resulting from operations ...........................
(1,414,534,562) (139,421,181) (139,705,088) 231,806,167
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(366,961) — (15,805,678) (15,154,197)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
629,574,581 492,759,205 (22,826,630) 328,467,837
NET ASSETS
Total increase (decrease) in net assets ........................................... (785,326,942) 353,338,024 (178,337,396) 545,119,807
Beginning of period ........................................................
5,403,390,484 5,050,052,460 942,141,718 397,021,911
End of period ............................................................
$ 4,618,063,542 $ 5,403,390,484 $ 763,804,322 $ 942,141,718
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
39
Financial Statements
See notes to financial statements.
iShares North American Tech-Multimedia
Networking ETF iShares Semiconductor ETF
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 192,750 $ 265,882 $ 42,223,248 $ 59,455,111
Net realized gain (loss) .................................................... (2,099,486) 12,218,899 (323,395,099) 1,557,162,546
Net change in unrealized appreciation (depreciation) ................................ (17,274,739) (2,027,174) (2,475,652,338) (982,288,405)
Net increase (decrease) in net assets resulting from operations ...........................
(19,181,475) 10,457,607 (2,756,824,189) 634,329,252
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(200,660) (284,071) (42,420,095) (61,257,081)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(43,531,660) 52,044,106 (647,684,922) 2,060,808,454
NET ASSETS
Total increase (decrease) in net assets ........................................... (62,913,795) 62,217,642 (3,446,929,206) 2,633,880,625
Beginning of period ........................................................
162,972,382 100,754,740 8,952,848,757 6,318,968,132
End of period ............................................................
$ 100,058,587 $ 162,972,382 $ 5,505,919,551 $ 8,952,848,757
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders
40
iShares Biotechnology ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
(a)
Net asset value, beginning of period ................
$ 130.21  $ 150.36  $ 107.98  $ 111.78  $ 106.73  $ 97.75
Net investment income
(b)
........................
0.19  0.31  0.34  0.26  0.16  0.15
Net realized and unrealized gain (loss)
(c)
..............
(13.13) (20.15) 42.43  (3.80) 5.08  9.05
Net increase (decrease) from investment operations ....... (12.94) (19.84) 42.77  (3.54) 5.24  9.20
Distributions from net investment income
(d)
.............. (0.19) (0.31) (0.39) (0.26) (0.19) (0.22)
Net asset value, end of period ..................... $ 117.08  $ 130.21  $ 150.36  $ 107.98  $ 111.78  $ 106.73
Total Return
(e)
(9.94)% — — — — —
Based on net asset value ......................... (9.94)%
(f)
(13.22)% 39.63% (3.17)% 4.92% 9.41%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.45%
(h)
0.44% 0.45% 0.46% 0.47% 0.47%
Net investment income ...........................
0.31%
(h)
0.21% 0.24% 0.24% 0.15% 0.14%
Supplemental Data
Net assets, end of period (000) ..................... $ 7,346,496  $ 8,606,878  $ 9,848,582  $ 6,343,965  $ 8,026,142  $ 9,040,121
Portfolio turnover rate
(i)
........................... 5% 46% 34% 29% 18% 26%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on November 30, 2017.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
41
Financial Highlights
iShares Expanded Tech Sector ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period .................
$ 387.96  $ 360.63  $ 212.15  $ 206.22  $ 179.48  $ 138.39
Net investment income
(a)
.........................
0.54  0.64  0.86  1.26  1.09  0.88
Net realized and unrealized gain (loss)
(b)
...............
(111.74) 27.37  148.55  6.00  26.69  41.18
Net increase (decrease) from investment operations ........ (111.20) 28.01  149.41  7.26  27.78  42.06
Distributions from net investment income
(c)
............... (0.60) (0.68) (0.93) (1.33) (1.04) (0.97)
Net asset value, end of period ...................... $ 276.16  $ 387.96  $ 360.63  $ 212.15  $ 206.22  $ 179.48
Total Return
(d)
(28.67)% — — — — —
Based on net asset value .......................... (28.67)%
(e)
7.76% 70.51% 3.51% 15.52% 30.48%
Ratios to Average Net Assets
(f)
Total expenses .................................
0.41%
(g)
0.40% 0.43% 0.46% 0.46% 0.47%
Net investment income ............................
0.33%
(g)
0.16% 0.28% 0.56% 0.56% 0.55%
Supplemental Data
Net assets, end of period (000) ...................... $ 2,789,188  $ 4,480,979  $ 3,209,613  $ 1,707,788  $ 1,587,932  $ 1,462,726
Portfolio turnover rate
(h)
............................ 4% 8% 9% 10% 8% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders
42
iShares Expanded Tech-Software Sector ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ................
$ 344.16  $ 341.22  $ 209.77  $ 210.77  $ 169.69  $ 126.45
Net investment income (loss)
(a)
....................
(0.07) (0.56) (0.31) 1.28
(b)
0.24  0.12
Net realized and unrealized gain (loss)
(c)
..............
(93.77) 3.50  131.83  (1.06) 41.10  43.23
Net increase (decrease) from investment operations ....... (93.84) 2.94  131.52  0.22  41.34  43.35
Distributions from net investment income
(d)
.............. (0.02) —  (0.07) (1.22) (0.26) (0.11)
Net asset value, end of period ..................... $ 250.30  $ 344.16  $ 341.22  $ 209.77  $ 210.77  $ 169.69
Total Return
(e)
(27.27)% — — — — —
Based on net asset value ......................... (27.27)%
(f)
0.86% 62.70% 0.13% 24.39% 34.30%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.41%
(h)
0.40% 0.43% 0.46% 0.46% 0.47%
Net investment income (loss) .......................
(0.05)%
(h)
(0.15)% (0.10)% 0.57%
(b)
0.13% 0.08%
Supplemental Data
Net assets, end of period (000) ..................... $ 4,618,064  $ 5,403,390  $ 5,050,052  $ 3,031,151  $ 2,729,463  $ 1,357,537
Portfolio turnover rate
(i)
........................... 7% 15% 22% 18% 18% 12%
(a)
Based on average shares outstanding.
(b)
Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $(0.07) per share and (0.03)% of average net assets.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
43
Financial Highlights
iShares North American Natural Resources ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ...............
$ 40.44  $ 27.57  $ 16.65  $ 31.40  $ 33.08  $ 34.26
Net investment income
(a)
.......................
0.66  0.93  0.70  0.78  0.65  0.75
Net realized and unrealized gain (loss)
(b)
.............
(5.73) 12.85  11.04  (13.82) (1.59) (1.16)
Net increase (decrease) from investment operations ...... (5.07) 13.78  11.74  (13.04) (0.94) (0.41)
Distributions from net investment income
(c)
............. (0.65) (0.91) (0.82) (1.71) (0.74) (0.77)
Net asset value, end of period .................... $ 34.72  $ 40.44  $ 27.57  $ 16.65  $ 31.40  $ 33.08
Total Return
(d)
(12.61)% — — — — —
Based on net asset value ........................ (12.61)%
(e)
50.84% 71.57% (43.54)% (2.87)% (1.19)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.41%
(g)
0.40% 0.43% 0.46% 0.46% 0.47%
Net investment income ..........................
3.39%
(g)
2.92% 3.14% 2.72% 1.94% 2.25%
Supplemental Data
Net assets, end of period (000) .................... $ 763,804  $ 942,142  $ 397,022  $ 294,696  $ 761,370  $ 929,571
Portfolio turnover rate
(h)
.......................... 7% 15% 14% 16% 12% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders
44
iShares North American Tech-Multimedia Networking ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ................
$ 74.08  $ 67.17  $ 43.34  $ 56.49  $ 51.48  $ 45.54
Net investment income
(a)
........................
0.12  0.16  0.29  0.26  0.23  0.30
Net realized and unrealized gain (loss)
(b)
..............
(9.52) 6.91  23.83  (13.10) 5.04  5.95
Net increase (decrease) from investment operations ....... (9.40) 7.07  24.12  (12.84) 5.27  6.25
Distributions from net investment income
(c)
.............. (0.13) (0.16) (0.29) (0.31) (0.26) (0.31)
Net asset value, end of period ..................... $ 64.55  $ 74.08  $ 67.17  $ 43.34  $ 56.49  $ 51.48
Total Return
(d)
(12.68)% — — — — —
Based on net asset value ......................... (12.68)%
(e)
10.53% 55.89% (22.80)% 10.27% 13.77%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.41%
(g)
0.40% 0.43% 0.46% 0.46% 0.47%
Net investment income ...........................
0.35%
(g)
0.22% 0.52% 0.47% 0.44% 0.63%
Supplemental Data
Net assets, end of period (000) ..................... $ 100,059  $ 162,972  $ 100,755  $ 43,335  $ 132,758  $ 64,349
Portfolio turnover rate
(h)
........................... 18% 37% 38% 33% 29% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
45
Financial Highlights
iShares Semiconductor ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period .................
$ 472.45  $ 424.09  $ 204.97  $ 189.61  $ 180.13  $ 136.85
Net investment income
(a)
.........................
2.35  3.56  3.35  3.13  2.66  1.51
Net realized and unrealized gain (loss)
(b)
...............
(154.11) 48.37  218.90  15.50  9.12  43.32
Net increase (decrease) from investment operations ........ (151.76) 51.93  222.25  18.63  11.78  44.83
Distributions from net investment income
(c)
............... (2.43) (3.57) (3.13) (3.27) (2.30) (1.55)
Net asset value, end of period ...................... $ 318.26  $ 472.45  $ 424.09  $ 204.97  $ 189.61  $ 180.13
Total Return
(d)
(32.16)% — — — — —
Based on net asset value .......................... (32.16)%
(e)
12.23% 108.93% 9.80% 6.61% 32.91%
Ratios to Average Net Assets
(f)
Total expenses .................................
0.41%
(g)
0.40% 0.43% 0.46% 0.46% 0.47%
Net investment income ............................
1.20%
(g)
0.76% 1.02% 1.42% 1.50% 0.93%
Supplemental Data
Net assets, end of period (000) ...................... $ 5,505,920  $ 8,952,849  $ 6,318,968  $ 2,141,965  $ 1,061,836  $ 1,630,190
Portfolio turnover rate
(h)
............................ 10% 32% 23% 14% 26% 20%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
iShares Semi-Annual Report To Shareholders
46
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  September 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Biotechnology ....................................................................................................... Non-diversified
Expanded Tech Sector ................................................................................................. Non-diversified
Expanded Tech-Software Sector ........................................................................................... Non-diversified
North American Natural Resources ......................................................................................... Diversified
North American Tech-Multimedia Networking .................................................................................. Non-diversified
Semiconductor ...................................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)
47
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
48
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Biotechnology
Barclays Bank PLC ................................... $ 48,756,821 $ (48,756,821) $ – $ –
$ – $ – $ – $ –
Barclays Capital, Inc. ................................... 4,168,765 (4,168,765) – –
BMO Capital Markets Corp. ............................... 817,717 (817,717) – –
BNP Paribas SA ....................................... 120,233,339 (120,233,339) – –
BofA Securities, Inc. .................................... 81,349,446 (81,349,446) – –
Citadel Clearing LLC .................................... 4,347,540 (4,347,540) – –
Citigroup Global Markets, Inc. .............................. 23,713,867 (23,713,867) – –
Credit Suisse Securities (USA) LLC .......................... 786,278 (786,278) – –
Deutsche Bank Securities, Inc. ............................. 451,127 (451,127) – –
Goldman Sachs & Co. LLC ............................... 119,715,064 (119,715,064) – –
HSBC Bank PLC ...................................... 10,163,615 (10,163,615) – –
ING Financial Markets LLC ............................... 24,261 (24,261) – –
J.P. Morgan Securities LLC ............................... 119,498,989 (119,498,989) – –
Jefferies LLC ......................................... 29,845,023 (29,845,023) – –
Mizuho Securities USA LLC ............................... 101,244 (101,244) – –
Morgan Stanley ....................................... 131,370,377 (131,370,377) – –
National Financial Services LLC ............................ 11,786,242 (11,786,242) – –
Natixis SA ........................................... 2,461,915 (2,461,915) – –
Nomura Securities International, Inc. ......................... 35,374 (35,374) – –
Pershing LLC ......................................... 33,348 (33,348) – –
RBC Capital Markets LLC ................................ 9,934,844 (9,934,844) – –
Scotia Capital (USA), Inc. ................................ 1,293,690 (1,293,690) – –
SG Americas Securities LLC .............................. 1,531,569 (1,531,569) – –
State Street Bank & Trust Co. .............................. 5,293,790 (5,293,790) – –
Toronto-Dominion Bank .................................. 8,730,087 (8,730,087) – –
UBS AG ............................................ 63,593,709 (63,593,709) – –
UBS Securities LLC .................................... 1,854,541 (1,854,541) – –
Virtu Americas LLC ..................................... 3,441,069 (3,441,069) – –
Wells Fargo Bank N.A. .................................. 10,161,900 (10,161,900) – –
Wells Fargo Securities LLC ............................... 5,146,441 (5,146,441) – –
$ 820,641,992 $ (820,641,992) $ – $ –
Expanded Tech Sector
Barclays Bank PLC ................................... $ 1,121,885 $ (1,121,885) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 635,773 (635,773) – –
BNP Paribas SA ....................................... 30,811,458 (30,811,458) – –
BofA Securities, Inc. .................................... 3,102,197 (3,102,197) – –
Citigroup Global Markets, Inc. .............................. 5,329,685 (5,329,685) – –
Credit Suisse Securities (USA) LLC .......................... 41,691 (41,691) – –
Goldman Sachs & Co. LLC ............................... 10,144,909 (10,144,909) – –
HSBC Bank PLC ...................................... 1,981,695 (1,981,695) – –
J.P. Morgan Securities LLC ............................... 3,275,961 (3,275,961) – –
Jefferies LLC ......................................... 642,455 (642,455) – –
Morgan Stanley ....................................... 3,497,249 (3,497,249) – –
National Financial Services LLC ............................ 313,598 (313,598) – –
Scotia Capital (USA), Inc. ................................ 2,018,159 (2,018,159) – –
SG Americas Securities LLC .............................. 60,878 (60,878) – –
State Street Bank & Trust Co. .............................. 119,713 (119,713) – –
Toronto-Dominion Bank .................................. 23,085,358 (23,085,358) – –

Notes to Financial Statements
(unaudited) (continued)
49
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Expanded Tech Sector (continued)
UBS AG ............................................ $ 239,188 $ (239,188) $ – $ –
UBS Securities LLC .................................... 104,880 (104,880) – –
Wells Fargo Bank N.A. .................................. 1,028,155 (1,028,155) – –
Wells Fargo Securities LLC ............................... 599 (599) – –
$ 87,555,486 $ (87,555,486) $ – $ –
Expanded Tech-Software Sector
Barclays Bank PLC ................................... $ 3,511,043 $ (3,511,043) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 15,283 (15,283) – –
BMO Capital Markets Corp. ............................... 80,221 (80,221) – –
BNP Paribas SA ....................................... 26,943,124 (26,943,124) – –
BofA Securities, Inc. .................................... 6,869,524 (6,869,524) – –
Citigroup Global Markets, Inc. .............................. 16,276,752 (16,276,752) – –
Credit Suisse Securities (USA) LLC .......................... 241,871 (241,871) – –
Deutsche Bank Securities, Inc. ............................. 127,356 (127,356) – –
Goldman Sachs & Co. LLC ............................... 70,366,225 (70,366,225) – –
HSBC Bank PLC ...................................... 2,712,742 (2,712,742) – –
J.P. Morgan Securities LLC ............................... 25,582,746 (25,582,746) – –
Jefferies LLC ......................................... 5,485,810 (5,485,810) – –
Morgan Stanley ....................................... 9,062,890 (9,062,890) – –
Natixis SA ........................................... 88,725 (88,725) – –
RBC Capital Markets LLC ................................ 345,148 (345,148) – –
Scotia Capital (USA), Inc. ................................ 1,186,458 (1,186,458) – –
SG Americas Securities LLC .............................. 4,795,801 (4,795,801) – –
State Street Bank & Trust Co. .............................. 2,774,513 (2,774,513) – –
Toronto-Dominion Bank .................................. 33,140,871 (33,140,871) – –
UBS AG ............................................ 1,734,256 (1,734,256) – –
UBS Securities LLC .................................... 6,263,951 (6,263,951) – –
Virtu Americas LLC ..................................... 799,050 (799,050) – –
Wells Fargo Bank N.A. .................................. 571,649 (571,649) – –
Wells Fargo Securities LLC ............................... 32,292 (32,292) – –
$ 219,008,301 $ (219,008,301) $ – $ –
North American Natural Resources
Barclays Bank PLC ................................... $ 503 $ (495) $ – $ 8
– – – –
Barclays Capital, Inc. ................................... 293,776 (293,776) – –
BNP Paribas SA ....................................... 21,453,645 (21,453,645) – –
BofA Securities, Inc. .................................... 1,413,081 (1,413,081) – –
Citigroup Global Markets, Inc. .............................. 16,257 (16,257) – –
Credit Suisse Securities (USA) LLC .......................... 72,530 (72,530) – –
Deutsche Bank Securities, Inc. ............................. 76,067 (76,067) – –
Goldman Sachs & Co. LLC ............................... 3,262,042 (3,262,042) – –
ING Financial Markets LLC ............................... 91,230 (91,230) – –
J.P. Morgan Securities LLC ............................... 2,806,860 (2,806,860) – –
Jefferies LLC ......................................... 407,100 (407,100) – –
Morgan Stanley ....................................... 1,354,124 (1,354,124) – –
Natixis SA ........................................... 343,252 (343,252) – –
RBC Capital Markets LLC ................................ 893,125 (893,125) – –
Scotia Capital (USA), Inc. ................................ 1,620,444 (1,620,444) – –
SG Americas Securities LLC .............................. 374,741 (374,741) – –
State Street Bank & Trust Co. .............................. 245,629 (245,629) – –
Toronto-Dominion Bank .................................. 826,320 (826,320) – –
UBS AG ............................................ 6,223,331 (6,223,331) – –
UBS Securities LLC .................................... 1,698,163 (1,698,163) – –
Virtu Americas LLC ..................................... 652,754 (652,754) – –
Wells Fargo Bank N.A. .................................. 1,203,676 (1,203,676) – –
Wells Fargo Securities LLC ............................... 640,086 (640,086) – –
$ 45,968,736 $ (45,968,728) $ – $ 8
North American Tech-Multimedia Networking
BNP Paribas SA .................................... $ 2,187,537 $ (2,187,537) $ – $ –
– – – –
BofA Securities, Inc. .................................... 420,472 (420,472) – –
Goldman Sachs & Co. LLC ............................... 2,376,074 (2,330,820) – 45,254
J.P. Morgan Securities LLC ............................... 87,633 (87,633) – –
Wells Fargo Bank N.A. .................................. 444,883 (444,883) – –
$ 5,516,599 $ (5,471,345) $ – $ 45,254

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
50
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Semiconductor
Barclays Bank PLC ................................... $ 37,893,050 $ (37,893,050) $ – $ –
$ – $ – $ – $ –
BNP Paribas SA ....................................... 4,667,944 (4,667,944) – –
BofA Securities, Inc. .................................... 9,199,084 (9,199,084) – –
Citadel Clearing LLC .................................... 234,536 (234,536) – –
Citigroup Global Markets, Inc. .............................. 28,896,874 (28,896,874) – –
Credit Suisse Securities (USA) LLC .......................... 181,700 (181,700) – –
Goldman Sachs & Co. LLC ............................... 3,572,010 (3,572,010) – –
HSBC Bank PLC ...................................... 1,235,520 (1,235,520) – –
J.P. Morgan Securities LLC ............................... 77,345,209 (77,345,209) – –
Jefferies LLC ......................................... 280,695 (280,695) – –
Morgan Stanley ....................................... 37,967,359 (37,967,359) – –
RBC Capital Markets LLC ................................ 4,118,114 (4,118,114) – –
Scotia Capital (USA), Inc. ................................ 58,569,405 (58,569,405) – –
SG Americas Securities LLC .............................. 7,744,682 (7,744,682) – –
State Street Bank & Trust Co. .............................. 8,372 (8,372) – –
UBS AG ............................................ 6,668,208 (6,668,208) – –
UBS Securities LLC .................................... 996,840 (996,840) – –
Virtu Americas LLC ..................................... 3,753,346 (3,753,346) – –
Wells Fargo Bank N.A. .................................. 329,088 (329,088) – –
Wells Fargo Securities LLC ............................... 8,131,032 (8,131,032) – –
$ 291,793,068 $ (291,793,068) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
51
Notes to Financial Statements
For its investment advisory services to the iShares Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural
Resources ETF, iShares North American Tech-Multimedia Networking ETF and iShares Semiconductor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.4800%
Over $121 billion, up to and including $181 billion ............................................................................ 0.4560
Over $181 billion, up to and including $231 billion ............................................................................ 0.4332
Over $231 billion, up to and including $281 billion ............................................................................ 0.4116
Over $281 billion .................................................................................................. 0.3910
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.4800%
Over $10 billion, up to and including $20 billion .............................................................................. 0.4300
Over $20 billion, up to and including $30 billion .............................................................................. 0.3800
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078
iShares ETF Amounts
Biotechnology ........................................................................................................... $ 856,813
Expanded Tech Sector ..................................................................................................... 48,183
Expanded Tech-Software Sector ............................................................................................... 154,338
North American Natural Resources ............................................................................................. 18,126
North American Tech-Multimedia Networking ...................................................................................... 4,595
Semiconductor .......................................................................................................... 492,247

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
52
For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Biotechnology ........................................................................ $ 25,866,793 $ 50,240,564 $ (26,839,289)
Expanded Tech Sector .................................................................. 35,003,243 64,987,092 (26,420,085)
Expanded Tech-Software Sector ............................................................ 55,024,413 78,033,998 (57,861,608)
North American Natural Resources .......................................................... 4,299,802 3,558,243 (1,214,418)
North American Tech-Multimedia Networking ................................................... 9,989,482 4,976,613 (1,664,673)
Semiconductor ....................................................................... 187,825,379 114,945,068 (68,460,019)
iShares ETF Purchases Sales
Biotechnology ........................................................................................ $ 393,550,622 $ 398,250,815
Expanded Tech Sector .................................................................................. 161,056,357 160,716,916
Expanded Tech-Software Sector ............................................................................ 375,924,410 341,766,503
North American Natural Resources .......................................................................... 63,378,838 62,898,342
North American Tech-Multimedia Networking ................................................................... 20,513,345 20,593,969
Semiconductor ....................................................................................... 730,046,386 728,771,613
iShares ETF
In-kind
Purchases
In-kind
Sales
Biotechnology ........................................................................................ $ 3,058,495,112 $ 3,450,972,921
Expanded Tech Sector .................................................................................. 136,701,154 598,874,431
Expanded Tech-Software Sector ............................................................................ 5,650,081,523 5,024,676,053
North American Natural Resources .......................................................................... 262,791,097 286,069,391
North American Tech-Multimedia Networking ................................................................... 10,581,748 54,051,742
Semiconductor ....................................................................................... 4,837,681,364 5,483,971,752
iShares ETF Amounts
Biotechnology .......................................................................................................... $ 2,130,904,723
Expanded Tech Sector .................................................................................................... 16,755,133
Expanded Tech-Software Sector .............................................................................................. 164,666,778
North American Natural Resources ............................................................................................ 490,461,147
North American Tech-Multimedia Networking ..................................................................................... 69,077,425
Semiconductor ......................................................................................................... 252,258,852
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Biotechnology ................................................... $ 12,054,471,284 $ 84,911,907 $ (3,939,451,766) $ (3,854,539,859)
Expanded Tech Sector .............................................. 3,042,095,702 249,745,193 (407,047,280) (157,302,087)
Expanded Tech-Software Sector ....................................... 7,582,013,660 2,441,557 (2,704,353,718) (2,701,912,161)
North American Natural Resources ..................................... 931,117,355 22,973,033 (144,308,622) (121,335,589)
North American Tech-Multimedia Networking ............................... 123,484,894 2,696,731 (20,555,467) (17,858,736)
Semiconductor ................................................... 8,462,800,468 148,939 (2,645,154,684) (2,645,005,745)

Notes to Financial Statements
(unaudited) (continued)
53
Notes to Financial Statements
9. Line of Credit
The iShares Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”)
with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit
Agreement.
During the six months ended September 30, 2022, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
54
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Six Months Ended
09/30/22
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Biotechnology
Shares sold 25,400,000 $ 3,063,434,953 69,600,000 $ 10,694,874,817
Shares redeemed (28,750,000) (3,456,415,782) (69,000,000) (10,600,003,781)
(3,350,000) $ (392,980,829) 600,000 $ 94,871,036
Expanded Tech Sector
Shares sold 450,000 $ 137,106,930 4,000,000 $ 1,487,473,141
Shares redeemed (1,900,000) (600,396,440) (1,350,000) (542,193,189)
(1,450,000) $ (463,289,510) 2,650,000 $ 945,279,952
Expanded Tech-Software Sector
Shares sold 20,400,000 $ 5,673,785,615 41,050,000 $ 15,779,096,632
Shares redeemed (17,650,000) (5,044,211,034) (40,150,000) (15,286,337,427)
2,750,000 $ 629,574,581 900,000 $ 492,759,205
North American Natural Resources
Shares sold 6,550,000 $ 267,495,943 11,400,000 $ 402,445,296
Shares redeemed (7,850,000) (290,322,573) (2,500,000) (73,977,459)
(1,300,000) $ (22,826,630) 8,900,000 $ 328,467,837
North American Tech-Multimedia Networking
Shares sold 150,000 $ 10,593,146 1,450,000 $ 106,155,183
Shares redeemed (800,000) (54,124,806) (750,000) (54,111,077)
(650,000) $ (43,531,660) 700,000 $ 52,044,106
Semiconductor
Shares sold 12,350,000 $ 4,848,130,757 22,350,000 $ 10,465,399,629
Shares redeemed (14,000,000) (5,495,815,679) (18,300,000) (8,404,591,175)
(1,650,000) $ (647,684,922) 4,050,000 $ 2,060,808,454

Notes to Financial Statements
(unaudited) (continued)
55
Notes to Financial Statements
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Board Review and Approval of Investment Advisory Contract
2022
iShares Semi-Annual Report to Shareholders
56
iShares Biotechnology ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)
57
Board Review and Approval of Investment Advisory Contract
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Expanded Tech Sector ETF , iShares Expanded Tech-Software Sector ETF, i Shares Semiconductor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
58
to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board

Board Review and Approval of Investment Advisory Contract
(continued)
59
Board Review and Approval of Investment Advisory Contract
reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares North American Natural Resources ETF , iShares North American Tech-Multimedia Networking ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
60
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

Board Review and Approval of Investment Advisory Contract
(continued)
61
Board Review and Approval of Investment Advisory Contract
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

General Information
2022
iShares Semi-Annual Report to Shareholders
62
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
63
Glossary of Terms Used in this Report
Portf olio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
NYRS New York Registered Shares
S&P Standard & Poor's

iS-SAR-313-0922
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©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2022
2022 Semi-Annual Report
(Unaudited)
iShares Trust
iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities
(MSCI Europe, Australasia,
Far East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(10.42) (14.15)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2022
2022
iShares Semi-Annual Report To Shareholders
4
iShares
®
S&P Mid-Cap 400 Growth ETF
Investment Objective
The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth Index
TM
(“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18.10)% (19.60)% 5.48% 9.55% (19.60)% 30.59% 148.86%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (17.94) (19.65) 5.48 9.55 (19.65) 30.60 148.91
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18.07) (19.52) 5.69 9.76 (19.52) 31.89 153.80
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 819.00 $ 0.78 $ 1,000.00 $ 1,024.22 $ 0.86 0.17%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 18.8%
Information Technology ............................. 16.3
Consumer Discretionary ............................ 14.8
Health Care .................................... 13.8
Financials ...................................... 11.8
Materials ...................................... 6.9
Real Estate ..................................... 6.8
Energy ........................................ 5.1
Consumer Staples ................................ 2.1
Communication Services ............................ 2.1
Utilities ........................................ 1.5
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Carlisle Cos., Inc. ................................. 1.6%
Targa Resources Corp. .............................. 1.5
Steel Dynamics, Inc. ................................ 1.3
Darling Ingredients, Inc. ............................. 1.2
Neurocrine Biosciences, Inc. .......................... 1.1
Shockwave Medical, Inc. ............................. 1.1
Paylocity Holding Corp. .............................. 1.1
Repligen Corp. ................................... 1.1
East West Bancorp, Inc. ............................. 1.0
Life Storage, Inc. .................................. 1.0
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
5
Fund Summary
iShares
®
S&P Mid-Cap 400 Value ETF
Investment Objective
The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (17.02)% (11.05)% 5.32% 9.77% (11.05)% 29.59% 153.93%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (17.02) (10.96) 5.34 9.78 (10.96) 29.73 154.27
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (16.96) (10.88) 5.54 10.00 (10.88) 30.96 159.36
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 829.80 $ 0.83 $ 1,000.00 $ 1,024.17 $ 0.91 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 19.5%
Industrials ...................................... 19.2
Consumer Discretionary ............................ 12.5
Real Estate ..................................... 9.4
Information Technology ............................. 9.4
Health Care .................................... 7.2
Utilities ........................................ 6.4
Materials ...................................... 6.2
Consumer Staples ................................ 5.8
Energy ........................................ 2.9
Communication Services ............................ 1.5
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
First Horizon Corp. ................................. 1.3%
Alleghany Corp. ................................... 1.2
Reliance Steel & Aluminum Co. ........................ 1.1
BJ's Wholesale Club Holdings, Inc. ...................... 1.0
AECOM ........................................ 1.0
Reinsurance Group of America, Inc. ..................... 0.9
Jazz Pharmaceuticals plc ............................ 0.9
STORE Capital Corp. ............................... 0.9
Knight-Swift Transportation Holdings, Inc. ................. 0.8
HF Sinclair Corp. .................................. 0.8
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
2022
iShares Semi-Annual Report To Shareholders
6
iShares
®
S&P Small-Cap 600 Growth ETF
Investment Objective
The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18.54)% (21.31)% 5.24% 10.32% (21.31)% 29.08% 167.10%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18.28) (21.12) 5.27 10.35 (21.12) 29.26 167.74
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18.47) (21.17) 5.49 10.53 (21.17) 30.64 172.03
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 814.60 $ 0.82 $ 1,000.00 $ 1,024.17 $ 0.91 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 18.6%
Health Care .................................... 16.5
Financials ...................................... 15.6
Industrials ...................................... 15.0
Consumer Discretionary ............................ 12.8
Real Estate ..................................... 6.5
Materials ...................................... 4.3
Consumer Staples ................................ 4.1
Energy ........................................ 3.1
Communication Services ............................ 2.1
Utilities ........................................ 1.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Livent Corp. ..................................... 1.5%
SM Energy Co. ................................... 1.2
AMN Healthcare Services, Inc. ......................... 1.2
Cytokinetics, Inc. .................................. 1.2
Rogers Corp. .................................... 1.2
Exponent, Inc. .................................... 1.2
SPS Commerce, Inc. ............................... 1.2
UFP Industries, Inc. ................................ 1.2
ServisFirst Bancshares, Inc. .......................... 1.0
Balchem Corp. ................................... 1.0
(a)
Excludes money market funds.

About Fund Performance
7
About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.
(a)(b)
.............. 459,785 $ 53,220,114
Air Freight & Logistics — 0.5%
GXO Logistics, Inc.
(a)(b)
............... 807,673 28,317,015
Auto Components — 0.7%
Fox Factory Holding Corp.
(a)(b)
.......... 287,777 22,757,405
Gentex Corp. ..................... 848,555 20,229,551
42,986,956
Banks — 6.4%
Bank of Hawaii Corp. ................ 114,918 8,747,558
Bank OZK ....................... 355,906 14,079,641
Cathay General Bancorp .............. 197,634 7,601,004
Commerce Bancshares, Inc.
(a)
.......... 371,420 24,573,147
Cullen/Frost Bankers, Inc. ............. 244,530 32,331,757
East West Bancorp, Inc. .............. 959,539 64,423,448
First Financial Bankshares , Inc.
(a)
........ 883,249 36,946,306
Glacier Bancorp, Inc. ................ 754,221 37,054,878
Hancock Whitney Corp. .............. 262,559 12,027,828
Home BancShares , Inc. .............. 480,477 10,815,537
PacWest Bancorp .................. 801,933 18,123,686
Pinnacle Financial Partners, Inc. ......... 520,339 42,199,493
Synovus Financial Corp. .............. 395,941 14,851,747
UMB Financial Corp. ................ 296,033 24,952,621
Umpqua Holdings Corp. .............. 546,839 9,345,478
Webster Financial Corp. .............. 490,888 22,188,138
Wintrust Financial Corp. .............. 206,782 16,863,072
397,125,339
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
38,854 12,575,097
Celsius Holdings, Inc.
(a)(b)
.............. 272,979 24,753,736
Coca-Cola Consolidated, Inc. ........... 31,342 12,904,442
50,233,275
Biotechnology — 2.9%
(b)
Arrowhead Pharmaceuticals, Inc.
(a)
....... 720,747 23,820,688
Exelixis , Inc. ...................... 1,161,452 18,211,568
Halozyme Therapeutics, Inc.
(a)
.......... 938,165 37,095,044
Neurocrine Biosciences, Inc. ........... 651,225 69,166,607
United Therapeutics Corp. ............. 148,765 31,148,416
179,442,323
Building Products — 3.9%
Builders FirstSource , Inc.
(a)(b)
........... 1,062,746 62,616,994
Carlisle Cos., Inc.
(a)
................. 352,199 98,760,122
Lennox International, Inc. ............. 127,335 28,353,685
Simpson Manufacturing Co., Inc. ........ 293,926 23,043,798
Trex Co., Inc.
(a)(b)
................... 750,803 32,990,284
245,764,883
Capital Markets — 3.0%
Affiliated Managers Group, Inc. ......... 260,288 29,113,213
Evercore , Inc., Class A ............... 245,216 20,169,016
Federated Hermes, Inc., Class B ........ 270,992 8,975,255
Interactive Brokers Group, Inc., Class A .... 434,177 27,748,252
Janus Henderson Group plc ........... 415,103 8,430,742
Jefferies Financial Group, Inc. .......... 1,266,255 37,354,522
SEI Investments Co. ................. 413,681 20,291,053
Stifel Financial Corp. ................ 722,756 37,518,264
189,600,317
Security
Shares
Shares Value
Chemicals — 2.7%
Ashland, Inc. ...................... 145,835 $ 13,849,950
Avient Corp. ...................... 582,056 17,636,297
Ingevity Corp.
(b)
.................... 131,511 7,973,512
Olin Corp.
(a)
....................... 919,139 39,412,680
RPM International, Inc. ............... 448,008 37,323,547
Scotts Miracle- Gro Co. (The) ........... 275,407 11,773,649
Sensient Technologies Corp. ........... 163,004 11,302,697
Valvoline, Inc. ..................... 1,205,364 30,543,924
169,816,256
Commercial Services & Supplies — 1.6%
Clean Harbors, Inc.
(b)
................ 202,140 22,231,357
IAA, Inc.
(a)(b)
....................... 491,783 15,663,288
MSA Safety, Inc. ................... 127,720 13,957,242
Tetra Tech, Inc.
(a)
................... 363,060 46,664,102
98,515,989
Communications Equipment — 1.0%
(a)(b)
Calix, Inc. ........................ 386,488 23,629,876
Ciena Corp. ...................... 642,204 25,964,308
Lumentum Holdings, Inc. .............. 211,426 14,497,481
64,091,665
Construction & Engineering — 0.9%
Dycom Industries, Inc.
(b)
.............. 78,478 7,497,003
MasTec , Inc.
(a)(b)
.................... 198,446 12,601,321
Valmont Industries, Inc.
(a)
............. 145,383 39,052,782
59,151,106
Construction Materials — 0.4%
Eagle Materials, Inc. ................. 256,605 27,502,924
Consumer Finance — 0.6%
Navient Corp. ..................... 753,544 11,069,561
SLM Corp. ....................... 1,711,724 23,947,019
35,016,580
Containers & Packaging — 0.3%
AptarGroup, Inc. ................... 204,651 19,447,985
Diversified Consumer Services — 1.3%
H&R Block, Inc. .................... 499,885 21,265,108
Service Corp. International
(a)
........... 1,073,640 61,991,974
83,257,082
Diversified Telecommunication Services — 0.5%
(b)
Frontier Communications Parent, Inc. ..... 500,946 11,737,165
Iridium Communications, Inc.
(a)
.......... 458,233 20,331,798
32,068,963
Electric Utilities — 0.3%
OGE Energy Corp. .................. 504,392 18,390,132
Electrical Equipment — 2.4%
Acuity Brands, Inc.
(a)
................. 222,749 35,076,285
Hubbell, Inc. ...................... 197,372 44,013,956
nVent Electric plc ................... 668,853 21,142,443
Regal Rexnord Corp. ................ 190,118 26,684,963
SunPower Corp.
(a)(b)
................. 580,863 13,383,084
Vicor Corp.
(a)(b)
..................... 151,409 8,954,328
149,255,059
Electronic Equipment, Instruments & Components — 2.0%
Cognex Corp. ..................... 743,838 30,832,085
Coherent Corp.
(a)(b)
.................. 423,675 14,765,074
Jabil, Inc. ........................ 412,121 23,783,503
Littelfuse , Inc. ..................... 104,508 20,764,694
National Instruments Corp. ............ 477,512 18,021,303

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Novanta , Inc.
(a)(b)
................... 157,755 $ 18,244,366
126,411,025
Energy Equipment & Services — 0.2%
ChampionX Corp. .................. 649,451 12,709,756
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A
(a)
182,543 12,809,042
Equity Real Estate Investment Trusts (REITs) — 6.4%
Apartment Income REIT Corp. .......... 493,448 19,056,962
Brixmor Property Group, Inc. ........... 1,122,278 20,728,475
Douglas Emmett, Inc. ................ 552,789 9,911,507
EastGroup Properties, Inc. ............ 296,650 42,818,461
First Industrial Realty Trust, Inc. ......... 620,515 27,805,277
Healthcare Realty Trust, Inc., Class A ..... 1,269,704 26,473,328
Independence Realty Trust, Inc. ......... 1,510,437 25,269,611
Lamar Advertising Co., Class A ......... 391,501 32,294,917
Life Storage, Inc. ................... 574,594 63,642,031
National Retail Properties, Inc. .......... 542,696 21,631,863
National Storage Affiliates Trust ......... 581,088 24,161,639
PotlatchDeltic Corp. ................. 241,478 9,910,257
Rayonier, Inc.
(a)
.................... 598,210 17,928,354
Rexford Industrial Realty, Inc. .......... 1,164,829 60,571,108
402,203,790
Food Products — 1.3%
Darling Ingredients, Inc.
(a)(b)
............ 1,092,005 72,236,131
Lancaster Colony Corp. .............. 64,766 9,733,034
81,969,165
Gas Utilities — 0.3%
National Fuel Gas Co. ............... 323,897 19,935,860
Health Care Equipment & Supplies — 5.6%
(b)
Enovis Corp.
(a)
..................... 132,969 6,125,882
Globus Medical, Inc., Class A
(a)
......... 314,736 18,748,824
ICU Medical, Inc.
(a)
.................. 64,247 9,675,598
Inari Medical, Inc.
(a)
................. 327,189 23,767,009
Integra LifeSciences Holdings Corp. ...... 252,286 10,686,835
LivaNova plc
(a)
..................... 218,763 11,106,598
Masimo Corp. ..................... 329,072 46,451,804
Neogen Corp. ..................... 853,363 11,921,481
Omnicell , Inc.
(a)
.................... 301,573 26,245,898
Penumbra, Inc.
(a)
................... 257,987 48,914,335
QuidelOrtho Corp.
(a)
................. 369,276 26,395,848
Shockwave Medical, Inc.
(a)
............. 244,634 68,025,376
STAAR Surgical Co.
(a)
................ 327,100 23,076,905
Tandem Diabetes Care, Inc.
(a)
.......... 437,294 20,924,518
352,066,911
Health Care Providers & Services — 2.3%
Chemed Corp.
(a)
................... 57,850 25,254,996
HealthEquity , Inc.
(a)(b)
................ 384,901 25,853,800
Option Care Health, Inc.
(a)(b)
............ 1,052,578 33,124,630
Progyny , Inc.
(a)(b)
................... 314,638 11,660,484
R1 RCM, Inc.
(a)(b)
................... 542,257 10,048,022
Tenet Healthcare Corp.
(b)
.............. 734,638 37,892,628
143,834,560
Hotels, Restaurants & Leisure — 3.6%
Boyd Gaming Corp. ................. 552,906 26,345,971
Choice Hotels International, Inc. ......... 134,303 14,708,865
Churchill Downs, Inc. ................ 225,890 41,597,643
Light & Wonder, Inc., Class A
(b)
.......... 642,312 27,542,339
Marriott Vacations Worldwide Corp. ....... 120,378 14,669,263
Papa John's International, Inc. .......... 219,023 15,333,800
Texas Roadhouse, Inc. ............... 273,129 23,833,236
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wendy's Co. (The) .................. 578,653 $ 10,815,025
Wingstop , Inc.
(a)
.................... 203,690 25,546,800
Wyndham Hotels & Resorts, Inc. ........ 399,781 24,526,564
224,919,506
Household Durables — 1.3%
Helen of Troy Ltd.
(a)(b)
................ 163,203 15,739,297
Tempur Sealy International, Inc. ......... 1,172,510 28,304,391
TopBuild Corp.
(a)(b)
.................. 220,475 36,329,871
80,373,559
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.
(a)
............ 106,642 9,192,540
Insurance — 1.9%
American Financial Group, Inc. ......... 223,488 27,473,380
First American Financial Corp. .......... 326,259 15,040,540
Kinsale Capital Group, Inc.
(a)
........... 146,600 37,444,572
Primerica, Inc. ..................... 158,115 19,519,297
RLI Corp. ........................ 164,967 16,889,321
116,367,110
Interactive Media & Services — 0.5%
(a)(b)
TripAdvisor, Inc. .................... 297,929 6,578,272
Ziff Davis, Inc. ..................... 321,333 22,004,884
28,583,156
IT Services — 2.5%
Concentrix Corp. ................... 290,595 32,439,120
Euronet Worldwide, Inc.
(a)(b)
............ 109,047 8,261,401
ExlService Holdings, Inc.
(b)
............ 225,133 33,175,599
Genpact Ltd. ...................... 758,623 33,204,929
Maximus, Inc. ..................... 412,304 23,860,032
Sabre Corp.
(a)(b)
.................... 1,078,636 5,554,975
WEX, Inc.
(a)(b)
...................... 129,339 16,418,293
152,914,349
Leisure Products — 1.8%
Brunswick Corp. ................... 506,393 33,143,422
Mattel, Inc.
(b)
...................... 2,405,370 45,557,708
Polaris, Inc.
(a)
..................... 163,915 15,678,470
YETI Holdings, Inc.
(a)(b)
............... 586,789 16,735,222
111,114,822
Life Sciences Tools & Services — 3.0%
Azenta , Inc. ...................... 510,826 21,894,002
Bruker Corp.
(a)
..................... 685,917 36,394,756
Medpace Holdings, Inc.
(a)(b)
............ 170,973 26,871,826
Repligen Corp.
(a)(b)
.................. 351,400 65,750,454
Sotera Health Co.
(a)(b)
................ 511,847 3,490,797
Syneos Health, Inc., Class A
(b)
.......... 698,985 32,957,143
187,358,978
Machinery — 4.6%
Chart Industries, Inc.
(a)(b)
.............. 244,205 45,019,192
Crane Holdings Co. ................. 159,096 13,927,264
Donaldson Co., Inc.
(a)
................ 429,079 21,029,162
Esab Corp. ....................... 127,538 4,254,668
Graco , Inc. ....................... 690,927 41,421,074
ITT, Inc. ......................... 315,348 20,604,838
Lincoln Electric Holdings, Inc. .......... 228,742 28,757,444
Middleby Corp. (The)
(a)(b)
.............. 234,820 30,096,879
Toro Co. (The) ..................... 712,045 61,577,651
Watts Water Technologies, Inc., Class A .... 185,918 23,375,470
290,063,642

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 0.9%
Cable One, Inc.
(a)
................... 19,271 $ 16,439,126
John Wiley & Sons, Inc., Class A ........ 146,148 5,489,319
New York Times Co. (The), Class A ....... 653,493 18,787,924
TEGNA, Inc. ...................... 668,451 13,823,567
54,539,936
Metals & Mining — 3.0%
Alcoa Corp. ....................... 490,058 16,495,352
Cleveland-Cliffs, Inc.
(a)(b)
.............. 3,522,385 47,446,526
MP Materials Corp., Class A
(a)(b)
......... 628,585 17,160,370
Royal Gold, Inc. .................... 268,169 25,159,616
Steel Dynamics, Inc. ................. 1,181,263 83,810,610
190,072,474
Oil, Gas & Consumable Fuels — 4.9%
Antero Midstream Corp. .............. 2,280,541 20,935,366
CNX Resources Corp.
(a)(b)
............. 606,308 9,415,963
DT Midstream, Inc. .................. 276,646 14,355,161
Matador Resources Co.
(a)
............. 764,074 37,378,500
Murphy Oil Corp. ................... 995,000 34,994,150
PDC Energy, Inc. ................... 655,773 37,897,122
Range Resources Corp. .............. 1,164,180 29,407,187
Southwestern Energy Co.
(a)(b)
........... 4,856,024 29,718,867
Targa Resources Corp. ............... 1,542,672 93,084,828
307,187,144
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.
(a)
.............. 503,009 25,749,031
Professional Services — 1.9%
ASGN, Inc.
(a)(b)
..................... 341,822 30,890,454
FTI Consulting, Inc.
(a)(b)
............... 235,190 38,973,335
Insperity , Inc. ...................... 243,391 24,847,787
KBR, Inc.
(a)
....................... 615,406 26,597,848
121,309,424
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.
(a)(b)
............ 159,879 24,152,921
Road & Rail — 1.4%
(a)
Avis Budget Group, Inc.
(b)
............. 196,375 29,153,833
Landstar System, Inc. ................ 161,225 23,276,053
Saia, Inc.
(b)
....................... 179,845 34,170,550
86,600,436
Semiconductors & Semiconductor Equipment — 5.1%
Amkor Technology, Inc. ............... 282,499 4,816,608
Cirrus Logic, Inc.
(b)
.................. 182,835 12,579,048
First Solar, Inc.
(b)
................... 398,261 52,677,982
Lattice Semiconductor Corp.
(b)
.......... 935,019 46,012,285
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 271,389 14,055,236
MKS Instruments, Inc.
(a)
.............. 214,151 17,697,439
Power Integrations, Inc. .............. 389,357 25,043,442
Semtech Corp.
(b)
................... 285,275 8,389,938
Silicon Laboratories, Inc.
(a)(b)
............ 233,031 28,765,347
SiTime Corp.
(a)(b)
................... 108,705 8,558,345
Synaptics , Inc.
(b)
................... 269,787 26,711,611
Universal Display Corp.
(a)
............. 295,864 27,914,768
Wolfspeed , Inc.
(a)(b)
.................. 463,020 47,857,747
321,079,796
Software — 5.6%
(b)
ACI Worldwide, Inc. ................. 364,987 7,628,228
Aspen Technology, Inc.
(a)
.............. 197,043 46,935,643
Blackbaud , Inc.
(a)
................... 197,156 8,686,694
CommVault Systems, Inc. ............. 198,207 10,512,899
Dynatrace , Inc.
(a)
................... 1,369,589 47,675,393
Security
Shares
Shares Value
Software (continued)
Envestnet , Inc.
(a)
................... 184,277 $ 8,181,899
Fair Isaac Corp.
(a)
................... 99,733 41,090,993
Manhattan Associates, Inc.
(a)
........... 427,066 56,812,590
Paylocity Holding Corp.
(a)
............. 278,535 67,288,485
Qualys , Inc. ...................... 237,718 33,135,512
Teradata Corp. .................... 699,986 21,741,565
349,689,901
Specialty Retail — 3.9%
AutoNation, Inc.
(a)(b)
................. 123,625 12,593,679
Dick's Sporting Goods, Inc.
(a)
........... 387,491 40,547,058
Five Below, Inc.
(a)(b)
.................. 377,842 52,017,508
GameStop Corp., Class A
(a)(b)
........... 1,721,013 43,249,057
RH
(a)(b)
.......................... 136,127 33,496,771
Victoria's Secret & Co.
(b)
.............. 277,194 8,071,889
Williams-Sonoma, Inc.
(a)
.............. 468,221 55,179,845
245,155,807
Textiles, Apparel & Luxury Goods — 2.2%
Capri Holdings Ltd.
(a)(b)
............... 573,335 22,038,997
Columbia Sportswear Co. ............. 127,725 8,595,893
Crocs, Inc.
(a)(b)
..................... 419,787 28,822,575
Deckers Outdoor Corp.
(a)(b)
............. 180,655 56,474,560
Skechers USA, Inc., Class A
(a)(b)
......... 431,666 13,692,446
Under Armour , Inc., Class A
(b)
........... 549,373 3,653,330
Under Armour , Inc., Class C, NVS
(b)
...... 590,227 3,517,753
136,795,554
Trading Companies & Distributors — 0.6%
Watsco , Inc. ...................... 149,235 38,422,043
Water Utilities — 0.7%
Essential Utilities, Inc. ................ 1,023,038 42,333,312
Total Long-Term Investments — 99.8%
(Cost: $6,502,723,462) ........................... 6,239,119,513
Short-Term Securities
Money Market Funds — 10.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(e)
............ 626,813,391 627,001,435
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 7,790,345 7,790,345
Total Short-Term Securities — 10.2%
(Cost: $634,498,437) ............................. 634,791,780
Total Investments — 110.0%
(Cost: $7,137,221,899 ) ........................... 6,873,911,293
Liabilities in Excess of Other Assets — (10.0)% ........... (625,654,991)
Net Assets — 100.0% ..............................
$ 6,248,256,302
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedule of Investments
11
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c) Amount includes $(166) of net dividends and financing fees.
(d) Rounds to less than 0.1%.
(f) Amount includes $(601) of net dividends and financing fees.
(h) Amount includes $(516) of net dividends and financing fees.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 349,751,835 $ 276,985,804
(a)
$ — $ 7,299 $ 256,497 $ 627,001,435 626,813,391 $ 3,937,912
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,035,000 — (244,655)
(a)
— — 7,790,345 7,790,345 75,752 —
$ 7,299 $ 256,497 $ 634,791,780 $ 4,013,664 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 32 12/16/22 $ 7,066 $ (541,443)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ....... Monthly
Goldman Sachs
Bank USA
(b)
02/27/23 $ 180,783 $ (20,798)
(c)
$ 160,151 0.0%
(d)
Monthly HSBC Bank plc
(e)
02/10/23 311,600 (46,245)
(f)
265,956 0.0
(d)
Monthly
JPMorgan Chase
Bank NA
(g)
02/08/23 248,760 (36,95 5 )
(h)
212,321 0.0
(d)
$ (103,998) $ 638,428
(b) (e) (g)
Range: 20 basis points 65 basis points 65 basis points
Benchmarks: USD 1D Overnight Fed Funds Effective Rate (FEDL01) USD 1D Overnight Bank Funding Rate (OBFR01) USD 1D Overnight Bank Funding Rate (OBFR01)

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF
12
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date February 27, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Software
Envestnet , Inc .
(a)
.......... 3,607 $ 160,151 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 160,151
(a)
Non-income producing security.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Software
Envestnet , Inc .
(a)
.......... 5,990 $ 265,956 100.0%
Net Value of Reference Entity — HSBC Bank plc $ 265,956
(a)
Non-income producing security.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Software
Envestnet , Inc .
(a)
.......... 4,782 $ 212,321 100.0%
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 212,321
(a)
Non-income producing security.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ — $ (103,998)

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedule of Investments
13
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 541,443 $ — $ — $ — $ 541,443
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 103,998 — — — 103,998
$ — $ — $ 645,441 $ — $ — $ — $ 645,441
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,637,083) $ — $ — $ — $ (1,637,083)
Swaps .............................. — — (238,662) — — — (238,662)
$ — $ — $ (1,875,745) $ — $ — $ — $ (1,875,745)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (982,125) $ — $ — $ — $ (982,125)
Swaps .............................. — — (120,864) — — — (120,864)
$ — $ — $ (1,102,989) $ — $ — $ — $ (1,102,989)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,976,320
Total return swaps
Average notional value ............................................................................................... $ 699,552
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 69,478
Swaps — OTC
(a)
.................................................................................... — 103,998
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ — $ 173,476
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (69,478)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 103,998
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF
14
See notes to financial statements.
The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Pledged
Cash Collateral
Pledged
Net Amount of
Derivative Liabilities
(b)
Goldman Sachs Bank USA .......................... $ 20,798 $ — $ — $ — $ 20,798
HSBC Bank plc .................................. 46,245 — — — 46,245
JPMorgan Chase Bank NA .......................... 36,955 — — — 36,955
$ 103,998 $ — $ — $ — $ 103,998
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,239,119,513 $ — $ — $ 6,239,119,513
Short-Term Securities
Money Market Funds ...................................... 634,791,780 — — 634,791,780
$ 6,873,911,293 $ — $ — $ 6,873,911,293
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (541,443) $ (103,998) $ — $ (645,441)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Value ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Curtiss-Wright Corp. ................. 253,512 $ 35,278,730
Hexcel Corp. ...................... 555,302 28,720,220
Mercury Systems, Inc.
(a)(b)
............. 380,799 15,460,439
Woodward, Inc.
(a)
................... 397,246 31,882,964
111,342,353
Airlines — 0.2%
JetBlue Airways Corp.
(a)(b)
............. 2,138,318 14,177,048
Auto Components — 2.0%
Adient plc
(a)(b)
...................... 626,011 17,371,805
Dana, Inc. ........................ 842,403 9,628,666
Gentex Corp. ..................... 729,674 17,395,428
Goodyear Tire & Rubber Co. (The)
(b)
...... 1,867,270 18,840,754
Lear Corp. ....................... 392,024 46,921,353
Visteon Corp.
(b)
.................... 185,682 19,693,433
129,851,439
Automobiles — 0.9%
Harley-Davidson, Inc. ................ 878,211 30,632,000
Thor Industries, Inc.
(a)
................ 360,054 25,196,579
55,828,579
Banks — 8.7%
Associated Banc-Corp. ............... 992,422 19,927,834
Bank of Hawaii Corp. ................ 153,884 11,713,650
Bank OZK ....................... 389,172 15,395,644
Cadence Bank .................... 1,190,384 30,247,657
Cathay General Bancorp .............. 299,747 11,528,270
Commerce Bancshares, Inc. ........... 360,158 23,828,053
Cullen/Frost Bankers, Inc.
(a)
............ 186,305 24,633,247
First Horizon Corp. .................. 3,543,087 81,136,691
FNB Corp. ....................... 2,315,813 26,863,431
Fulton Financial Corp. ................ 1,105,012 17,459,190
Hancock Whitney Corp. .............. 311,067 14,249,979
Home BancShares , Inc. .............. 793,302 17,857,228
International Bancshares Corp. ......... 349,322 14,846,185
Old National Bancorp ................ 1,933,891 31,851,185
Prosperity Bancshares, Inc.
(a)
........... 602,254 40,158,297
Synovus Financial Corp. .............. 575,903 21,602,121
Texas Capital Bancshares, Inc.
(a)(b)
....... 329,370 19,442,711
Umpqua Holdings Corp. .............. 902,870 15,430,048
United Bankshares , Inc. .............. 888,001 31,746,036
Valley National Bancorp .............. 2,774,815 29,968,002
Washington Federal, Inc. .............. 431,317 12,930,884
Webster Financial Corp. .............. 684,980 30,961,096
Wintrust Financial Corp. .............. 200,511 16,351,672
560,129,111
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
25,117 8,129,117
Biotechnology — 0.8%
(b)
Exelixis , Inc.
(a)
..................... 998,734 15,660,149
United Therapeutics Corp. ............. 156,275 32,720,860
48,381,009
Building Products — 1.1%
Lennox International, Inc. ............. 89,413 19,909,593
Owens Corning .................... 635,440 49,951,938
69,861,531
Capital Markets — 0.8%
Federated Hermes, Inc., Class B ........ 296,320 9,814,118
Interactive Brokers Group, Inc., Class A .... 258,039 16,491,273
Janus Henderson Group plc ........... 472,519 9,596,861
Security
Shares
Shares Value
Capital Markets (continued)
SEI Investments Co. ................. 278,756 $ 13,672,982
49,575,234
Chemicals — 2.0%
Ashland, Inc. ...................... 187,454 17,802,506
Cabot Corp. ...................... 371,727 23,749,638
Chemours Co. (The) ................. 1,024,333 25,249,808
Ingevity Corp.
(a)(b)
................... 108,631 6,586,298
NewMarket Corp. ................... 45,618 13,723,263
RPM International, Inc. ............... 417,387 34,772,511
Sensient Technologies Corp. ........... 119,353 8,275,937
130,159,961
Commercial Services & Supplies — 1.4%
Brink's Co. (The) ................... 311,932 15,109,986
Clean Harbors, Inc.
(b)
................ 136,211 14,980,486
IAA, Inc.
(a)(b)
....................... 406,223 12,938,202
MillerKnoll , Inc. .................... 500,771 7,812,028
MSA Safety, Inc. ................... 118,990 13,003,227
Stericycle, Inc.
(b)
................... 608,639 25,629,788
89,473,717
Communications Equipment — 0.7%
(b)
Ciena Corp. ...................... 365,730 14,786,464
Lumentum Holdings, Inc.
(a)
............ 250,573 17,181,790
Viasat , Inc.
(a)
...................... 498,855 15,080,387
47,048,641
Construction & Engineering — 2.9%
AECOM ......................... 922,071 63,041,994
Dycom Industries, Inc.
(a)(b)
............. 119,025 11,370,458
EMCOR Group, Inc. ................. 325,831 37,626,964
Fluor Corp.
(a)(b)
..................... 938,135 23,350,180
MasTec , Inc.
(a)(b)
.................... 184,883 11,740,071
MDU Resources Group, Inc. ........... 1,342,670 36,722,025
183,851,692
Consumer Finance — 0.4%
Bread Financial Holdings, Inc. .......... 325,452 10,235,465
FirstCash Holdings, Inc. .............. 251,559 18,451,853
28,687,318
Containers & Packaging — 1.4%
AptarGroup, Inc. ................... 232,957 22,137,904
Greif, Inc., Class A, NVS .............. 175,817 10,473,419
Silgan Holdings, Inc. ................. 553,072 23,251,147
Sonoco Products Co. ................ 643,805 36,523,057
92,385,527
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B .......... 25,606 13,775,516
Grand Canyon Education, Inc.
(b)
......... 211,043 17,358,287
H&R Block, Inc. .................... 569,028 24,206,451
55,340,254
Diversified Financial Services — 0.6%
Voya Financial, Inc. ................. 646,532 39,115,186
Diversified Telecommunication Services — 0.6%
(b)
Frontier Communications Parent, Inc. ..... 985,550 23,091,437
Iridium Communications, Inc. ........... 394,036 17,483,377
40,574,814
Electric Utilities — 2.5%
ALLETE, Inc. ..................... 376,830 18,860,342
Hawaiian Electric Industries, Inc. ........ 722,794 25,052,040
IDACORP, Inc. .................... 333,827 33,052,211
OGE Energy Corp. .................. 832,788 30,363,450

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Value ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PNM Resources, Inc. ................ 566,744 $ 25,917,203
Portland General Electric Co. ........... 588,849 25,591,378
158,836,624
Electrical Equipment — 2.2%
EnerSys
(a)
........................ 268,453 15,615,911
Hubbell, Inc. ...................... 163,034 36,356,582
nVent Electric plc ................... 450,702 14,246,690
Regal Rexnord Corp. ................ 254,583 35,733,270
Sunrun , Inc.
(a)(b)
.................... 1,400,464 38,638,802
140,591,255
Electronic Equipment, Instruments & Components — 3.9%
Arrow Electronics, Inc.
(a)(b)
............. 423,709 39,061,733
Avnet, Inc. ....................... 625,066 22,577,384
Belden, Inc.
(a)
..................... 287,383 17,248,728
Cognex Corp.
(a)
.................... 423,610 17,558,634
Coherent Corp.
(a)(b)
.................. 445,063 15,510,445
IPG Photonics Corp.
(a)(b)
.............. 218,796 18,455,443
Jabil, Inc. ........................ 508,613 29,352,056
Littelfuse , Inc. ..................... 62,111 12,340,834
National Instruments Corp.
(a)
........... 410,613 15,496,535
Novanta , Inc.
(a)(b)
................... 82,369 9,525,975
TD SYNNEX Corp. .................. 278,457 22,607,924
Vishay Intertechnology , Inc. ............ 862,844 15,349,995
Vontier Corp. ...................... 1,042,861 17,426,207
252,511,893
Energy Equipment & Services — 0.9%
ChampionX Corp. .................. 710,152 13,897,675
NOV, Inc. ........................ 2,593,562 41,963,833
55,861,508
Entertainment — 0.1%
World Wrestling Entertainment, Inc., Class A
(a)
108,506 7,613,866
Equity Real Estate Investment Trusts (REITs) — 9.0%
Apartment Income REIT Corp. .......... 539,568 20,838,116
Brixmor Property Group, Inc. ........... 890,384 16,445,392
Corporate Office Properties Trust ........ 742,297 17,243,559
Cousins Properties, Inc. .............. 999,876 23,347,105
Douglas Emmett, Inc. ................ 626,753 11,237,681
EPR Properties .................... 495,303 17,761,566
First Industrial Realty Trust, Inc. ......... 270,329 12,113,442
Healthcare Realty Trust, Inc., Class A ..... 1,281,457 26,718,378
Highwoods Properties, Inc. ............ 694,507 18,723,909
JBG SMITH Properties ............... 657,104 12,208,992
Kilroy Realty Corp. .................. 694,500 29,245,395
Kite Realty Group Trust ............... 1,446,749 24,913,018
Lamar Advertising Co., Class A ......... 195,567 16,132,322
Macerich Co. (The) ................. 1,417,150 11,252,171
Medical Properties Trust, Inc. ........... 3,955,031 46,906,668
National Retail Properties, Inc. .......... 643,182 25,637,235
Omega Healthcare Investors, Inc. ........ 1,545,770 45,584,757
Park Hotels & Resorts, Inc. ............ 1,484,576 16,716,326
Pebblebrook Hotel Trust
(a)
............. 867,941 12,593,824
Physicians Realty Trust ............... 1,494,335 22,474,798
PotlatchDeltic Corp. ................. 298,017 12,230,618
Rayonier, Inc.
(a)
.................... 386,714 11,589,819
Sabra Health Care REIT, Inc. ........... 1,525,025 20,008,328
SL Green Realty Corp. ............... 424,562 17,050,410
Spirit Realty Capital, Inc. .............. 900,228 32,552,244
STORE Capital Corp. ................ 1,754,520 54,969,112
576,495,185
Security
Shares
Shares Value
Food & Staples Retailing — 3.1%
BJ's Wholesale Club Holdings, Inc.
(b)
...... 892,569 $ 64,987,949
Casey's General Stores, Inc. ........... 245,952 49,810,199
Grocery Outlet Holding Corp.
(a)(b)
......... 582,402 19,388,163
Performance Food Group Co.
(a)(b)
........ 1,023,435 43,956,533
Sprouts Farmers Market, Inc.
(a)(b)
........ 709,496 19,688,514
197,831,358
Food Products — 1.8%
Flowers Foods, Inc. ................. 1,274,050 31,456,294
Ingredion, Inc. ..................... 432,617 34,834,321
Lancaster Colony Corp. .............. 68,036 10,224,450
Pilgrim's Pride Corp.
(b)
............... 299,886 6,903,376
Post Holdings, Inc.
(a)(b)
................ 359,055 29,410,195
112,828,636
Gas Utilities — 2.5%
National Fuel Gas Co. ............... 289,915 17,844,268
New Jersey Resources Corp. ........... 635,367 24,588,703
ONE Gas, Inc. ..................... 357,458 25,161,469
Southwest Gas Holdings, Inc. .......... 407,034 28,390,621
Spire, Inc. ........................ 346,596 21,603,329
UGI Corp. ........................ 1,382,484 44,695,708
162,284,098
Health Care Equipment & Supplies — 2.1%
(b)
Enovis Corp.
(a)
..................... 185,565 8,548,979
Envista Holdings Corp.
(a)
.............. 1,078,826 35,396,281
Globus Medical, Inc., Class A
(a)
......... 203,461 12,120,172
Haemonetics Corp.
(a)
................ 338,832 25,083,733
ICU Medical, Inc.
(a)
.................. 70,251 10,579,801
Integra LifeSciences Holdings Corp. ...... 235,042 9,956,379
LivaNova plc
(a)
..................... 141,420 7,179,893
Neogen Corp.
(a)
.................... 599,298 8,372,193
NuVasive , Inc. ..................... 343,744 15,059,425
132,296,856
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 599,798 46,892,208
Amedisys , Inc.
(a)(b)
.................. 214,212 20,733,579
Chemed Corp.
(a)
................... 42,318 18,474,346
Encompass Health Corp. ............. 658,807 29,797,841
HealthEquity , Inc.
(a)(b)
................ 183,829 12,347,794
LHC Group, Inc.
(b)
.................. 204,869 33,528,861
Patterson Cos., Inc. ................. 571,982 13,739,008
Progyny , Inc.
(a)(b)
................... 187,138 6,935,334
R1 RCM, Inc.
(a)(b)
................... 380,761 7,055,501
189,504,472
Hotels, Restaurants & Leisure — 1.9%
Choice Hotels International, Inc. ......... 61,423 6,727,047
Cracker Barrel Old Country Store, Inc. ..... 150,470 13,930,512
Marriott Vacations Worldwide Corp. ....... 142,667 17,385,401
Penn Entertainment, Inc.
(a)(b)
........... 1,046,948 28,801,539
Texas Roadhouse, Inc. ............... 176,565 15,407,062
Travel + Leisure Co. ................. 553,473 18,884,499
Wendy's Co. (The) .................. 562,034 10,504,415
Wyndham Hotels & Resorts, Inc. ........ 208,739 12,806,138
124,446,613
Household Durables — 1.4%
KB Home ........................ 557,824 14,458,798
Leggett & Platt, Inc. ................. 875,646 29,088,960
Taylor Morrison Home Corp.
(a)(b)
......... 750,459 17,500,704
Toll Brothers, Inc. ................... 706,020 29,652,840
90,701,302

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Value ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 0.2%
Energizer Holdings, Inc. .............. 437,544 $ 10,999,856
Independent Power and Renewable Electricity Producers — 0.3%
Ormat Technologies, Inc.
(a)
............ 192,045 16,554,279
Insurance — 6.9%
Alleghany Corp.
(b)
................... 88,839 74,568,791
American Financial Group, Inc. ......... 244,376 30,041,142
Brighthouse Financial, Inc.
(b)
........... 474,187 20,589,200
CNO Financial Group, Inc. ............. 755,338 13,573,424
First American Financial Corp. .......... 371,135 17,109,323
Hanover Insurance Group, Inc. (The)
(a)
.... 235,281 30,148,907
Kemper Corp.
(a)
.................... 421,597 17,395,092
Old Republic International Corp. ......... 1,897,038 39,705,005
Primerica, Inc. ..................... 93,971 11,600,720
Reinsurance Group of America, Inc. ...... 442,428 55,661,867
RenaissanceRe Holdings Ltd.
(a)
......... 288,572 40,512,623
RLI Corp. ........................ 106,643 10,918,110
Selective Insurance Group, Inc.
(a)
........ 398,342 32,425,039
Unum Group ...................... 1,241,312 48,162,906
442,412,149
Interactive Media & Services — 0.1%
TripAdvisor, Inc.
(a)(b)
................. 398,950 8,808,816
IT Services — 1.6%
Euronet Worldwide, Inc.
(a)(b)
............ 205,261 15,550,573
Genpact Ltd.
(a)
..................... 378,956 16,586,904
Kyndryl Holdings, Inc.
(a)(b)
............. 1,347,528 11,144,057
Sabre Corp.
(a)(b)
.................... 1,126,798 5,803,010
Western Union Co. (The) ............. 2,547,026 34,384,851
WEX, Inc.
(a)(b)
...................... 166,251 21,103,902
104,573,297
Leisure Products — 0.6%
Polaris, Inc. ....................... 210,693 20,152,786
Topgolf Callaway Brands Corp.
(a)(b)
....... 914,989 17,622,688
37,775,474
Life Sciences Tools & Services — 0.0%
Sotera Health Co.
(b)
................. 157,219 1,072,234
Machinery — 4.0%
AGCO Corp.
(a)
..................... 408,816 39,315,835
Crane Holdings Co. ................. 160,568 14,056,123
Donaldson Co., Inc. ................. 399,751 19,591,797
Esab Corp. ....................... 178,054 5,939,881
Flowserve Corp. ................... 862,930 20,969,199
Graco , Inc. ....................... 446,650 26,776,667
ITT, Inc. ......................... 240,260 15,698,588
Kennametal, Inc. ................... 537,059 11,052,674
Lincoln Electric Holdings, Inc. .......... 160,618 20,192,895
Middleby Corp. (The)
(a)(b)
.............. 128,081 16,416,142
Oshkosh Corp. .................... 431,633 30,339,484
Terex Corp. ....................... 447,665 13,313,557
Timken Co. (The) ................... 441,305 26,054,647
259,717,489
Marine — 0.4%
Kirby Corp.
(a)(b)
..................... 395,503 24,034,717
Media — 0.7%
Cable One, Inc. .................... 13,531 11,542,620
John Wiley & Sons, Inc., Class A ........ 142,513 5,352,788
New York Times Co. (The), Class A ....... 458,870 13,192,513
TEGNA, Inc.
(a)
..................... 824,958 17,060,131
47,148,052
Security
Shares
Shares Value
Metals & Mining — 2.7%
Alcoa Corp. ....................... 712,797 $ 23,992,747
Commercial Metals Co.
(a)
............. 795,562 28,226,540
Reliance Steel & Aluminum Co. ......... 398,105 69,433,493
Royal Gold, Inc.
(a)
................... 173,359 16,264,542
United States Steel Corp.
(a)
............ 1,566,344 28,382,153
Worthington Industries, Inc. ............ 199,466 7,607,633
173,907,108
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc. ........ 2,846,280 48,842,165
Multiline Retail — 1.3%
Kohl's Corp. ...................... 848,193 21,332,054
Macy's, Inc. ...................... 1,780,972 27,907,831
Nordstrom, Inc.
(a)
................... 742,181 12,416,688
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 383,753 19,801,655
81,458,228
Multi-Utilities — 0.7%
Black Hills Corp. ................... 429,706 29,103,987
NorthWestern Corp. ................. 370,743 18,270,215
47,374,202
Oil, Gas & Consumable Fuels — 2.0%
CNX Resources Corp.
(a)(b)
............. 662,977 10,296,033
DT Midstream, Inc. .................. 370,451 19,222,702
Equitrans Midstream Corp. ............ 2,857,533 21,374,347
HF Sinclair Corp. ................... 959,280 51,647,635
Range Resources Corp. .............. 507,177 12,811,291
Southwestern Energy Co.
(b)
............ 2,648,685 16,209,952
131,561,960
Personal Products — 0.7%
BellRing Brands, Inc.
(a)(b)
.............. 894,299 18,431,503
Coty, Inc., Class A
(a)(b)
................ 2,382,607 15,058,076
Nu Skin Enterprises, Inc., Class A ........ 332,652 11,100,597
44,590,176
Pharmaceuticals — 1.4%
Jazz Pharmaceuticals plc
(a)(b)
........... 413,866 55,164,199
Perrigo Co. plc .................... 888,846 31,696,248
86,860,447
Professional Services — 1.7%
CACI International, Inc., Class A
(b)
....... 154,616 40,364,053
KBR, Inc.
(a)
....................... 321,324 13,887,623
ManpowerGroup , Inc. ................ 341,638 22,100,562
Science Applications International Corp. ... 367,666 32,512,705
108,864,943
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.
(a)(b)
............ 161,358 24,376,353
Road & Rail — 2.1%
Knight-Swift Transportation Holdings, Inc. .. 1,060,826 51,906,216
Landstar System, Inc.
(a)
............... 84,181 12,153,211
Ryder System, Inc. .................. 338,026 25,517,583
Werner Enterprises, Inc.
(a)
............. 389,420 14,642,192
XPO Logistics, Inc.
(a)(b)
............... 759,577 33,816,368
138,035,570
Semiconductors & Semiconductor Equipment — 1.8%
Amkor Technology, Inc. ............... 391,385 6,673,114
Cirrus Logic, Inc.
(b)
.................. 192,066 13,214,141
First Solar, Inc.
(b)
................... 268,365 35,496,639
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 73,670 3,815,369
MKS Instruments, Inc.
(a)
.............. 169,901 14,040,619

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Value ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.
(b)
................... 142,503 $ 4,191,013
Wolfspeed , Inc.
(a)(b)
.................. 367,348 37,969,089
115,399,984
Software — 1.1%
(b)
ACI Worldwide, Inc. ................. 399,100 8,341,190
Blackbaud , Inc.
(a)
................... 102,175 4,501,831
CommVault Systems, Inc. ............. 103,546 5,492,080
Envestnet , Inc.
(a)
................... 119,248 5,294,611
Fair Isaac Corp. .................... 70,030 28,853,060
NCR Corp.
(a)
...................... 903,913 17,183,386
69,666,158
Specialty Retail — 2.0%
AutoNation, Inc.
(a)(b)
................. 135,180 13,770,787
Foot Locker, Inc. ................... 530,420 16,511,975
Gap, Inc. (The) .................... 1,409,162 11,569,220
Lithia Motors, Inc., Class A
(a)
........... 181,753 38,995,106
Murphy USA, Inc.
(a)
................. 141,852 38,996,533
Victoria's Secret & Co.
(a)(b)
............. 279,759 8,146,582
127,990,203
Technology Hardware, Storage & Peripherals — 0.2%
Xerox Holdings Corp. ................ 739,574 9,673,628
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.
(b)
................ 355,443 13,663,229
Carter's, Inc. ...................... 257,480 16,872,665
Columbia Sportswear Co. ............. 109,831 7,391,626
Hanesbrands, Inc. .................. 2,303,967 16,035,610
PVH Corp. ....................... 442,125 19,807,200
Skechers USA, Inc., Class A
(b)
.......... 472,012 14,972,221
Under Armour , Inc., Class A
(a)(b)
......... 711,799 4,733,463
Under Armour , Inc., Class C, NVS
(b)
...... 745,660 4,444,134
97,920,148
Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd. .................. 711,094 24,795,848
MGIC Investment Corp. .............. 2,003,530 25,685,254
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc. ...... 3,077,853 $ 26,254,086
76,735,188
Trading Companies & Distributors — 1.4%
GATX Corp. ...................... 233,076 19,846,421
MSC Industrial Direct Co., Inc., Class A .... 312,514 22,754,144
Univar Solutions, Inc.
(b)
............... 1,101,294 25,043,426
Watsco , Inc. ...................... 74,547 19,192,871
86,836,862
Water Utilities — 0.4%
Essential Utilities, Inc. ................ 582,613 24,108,526
Total Long-Term Investments — 99.7%
(Cost: $7,457,101,048) ........................... 6,403,014,409
Short-Term Securities
Money Market Funds — 5.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(e)
............ 322,939,586 323,036,467
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 9,599,646 9,599,646
Total Short-Term Securities — 5.2%
(Cost: $332,477,386) ............................. 332,636,113
Total Investments — 104.9%
(Cost: $7,789,578,434 ) ........................... 6,735,650,522
Liabilities in Excess of Other Assets — (4.9)% ............ (311,638,269)
Net Assets — 100.0% ..............................
$ 6,424,012,253
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 216,208,372 $ 106,674,888
(a)
$ — $ (19,250) $ 172,457 $ 323,036,467 322,939,586 $ 312,091
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 18,588,000 — (8,988,354)
(a)
— — 9,599,646 9,599,646 100,521 —
$ (19,250) $ 172,457 $ 332,636,113 $ 412,612 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Value ETF
Schedule of Investments
19
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The Following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $8,177 of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(2,822) of net dividends and financing fees.
(h)
Amount includes $(5,750) of net dividends and financing fees.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 64 12/16/22 $ 14,132 $ (813,717)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ....... Monthly
Goldman Sachs
Bank USA
(b)
02/27/23 $ 813,638 $ (37,005)
(c)
$ 768,456 0.0%
(d)
Monthly HSBC Bank plc
(e)
02/10/23 1,516,058 (221,677)
(f)
1,297,203 0.0
(d)
Monthly
JPMorgan Chase
Bank NA
(g)
02/08/23 696,080 (107,714)
(h)
594,116 0.0
(d)
$ (366,396) $ 2,659,775
(b) (e) (g)
Range: 20 basis points 65 basis points 65 basis points
Benchmarks: USD 1D Overnight Fed Funds Effective Rate (FEDL01) USD 1D Overnight Bank Funding Rate (OBFR01) USD 1D Overnight Bank Funding Rate (OBFR01)

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Value ETF
20
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date February 27, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank ........... 12,558 $ 319,099 41.5%
Software
Envestnet , Inc.
(a)
.......... 7,684 341,169 44.4
Consumer Finance
Bread Financial Holdings, Inc. . 3,440 108,188 14.1
Total Reference Entity — Long ............ 768,456
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 768,456
(a)
Non-income producing security.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank ........... 972 $ 24,699 1.9%
Software
Envestnet , Inc.
(a)
.......... 28,660 1,272,504 98.1
Total Reference Entity — Long ............ 1,297,203
Net Value of Reference Entity — HSBC Bank plc $ 1,297,203
(a)
Non-income producing security.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Software
Envestnet , Inc.
(a)
.......... 13,381 $ 594,116 100.0%
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 594,116
(a)
Non-income producing security.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ — $ (366,396)

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Value ETF
Schedule of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 813,717 $ — $ — $ — $ 813,717
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 366,396 — — — 366,396
$ — $ — $ 1,180,113 $ — $ — $ — $ 1,180,113
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,893,086) $ — $ — $ — $ (1,893,086)
Swaps .............................. — — (1,793,702) — — — (1,793,702)
$ — $ — $ (3,686,788) $ — $ — $ — $ (3,686,788)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (1,513,698) $ — $ — $ — $ (1,513,698)
Swaps .............................. — — (438,542) — — — (438,542)
$ — $ — $ (1,952,240) $ — $ — $ — $ (1,952,240)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 15,798,040
Total return swaps
Average notional value ............................................................................................... $ 5,432,355
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 142,725
Swaps — OTC
(a)
.................................................................................... — 366,396
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ — $ 509,121
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (142,725)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 366,396
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Mid-Cap 400 Value ETF
22
See notes to financial statements.
The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Pledged
Cash Collateral
Pledged
Net Amount of
Derivative Liabilities
(b)
Goldman Sachs Bank USA .......................... $ 37,005 $ — $ — $ — $ 37,005
HSBC Bank plc .................................. 221,677 — — — 221,677
JPMorgan Chase Bank NA .......................... 107,714 — — — 107,714
$ 366,396 $ — $ — $ — $ 366,396
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,403,014,409 $ — $ — $ 6,403,014,409
Short-Term Securities
Money Market Funds ...................................... 332,636,113 — — 332,636,113
$ 6,735,650,522 $ — $ — $ 6,735,650,522
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (813,717) $ (366,396) $ — $ (1,180,113)
$ (813,717) $ (366,396) $ — $ (1,180,113)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
S&P Small-Cap 600 Growth ETF
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 490,328 $ 19,608,217
AeroVironment , Inc.
(a)(b)
............... 168,295 14,029,071
Park Aerospace Corp. ................ 105,550 1,165,272
Triumph Group, Inc.
(a)
................ 810,227 6,959,850
41,762,410
Air Freight & Logistics — 0.6%
Forward Air Corp. .................. 334,853 30,223,832
Airlines — 0.1%
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 243,634 3,315,859
Auto Components — 1.8%
Dorman Products, Inc.
(a)(b)
............. 236,365 19,410,294
Gentherm , Inc.
(a)
................... 413,594 20,568,030
LCI Industries ..................... 212,479 21,558,119
Patrick Industries, Inc. ............... 128,356 5,627,127
XPEL, Inc.
(a)(b)(c)
.................... 244,519 15,756,804
82,920,374
Automobiles — 0.2%
Winnebago Industries, Inc.
(b)
........... 202,615 10,781,144
Banks — 9.3%
Ameris Bancorp .................... 459,215 20,531,503
Banc of California, Inc.
(b)
.............. 313,055 4,999,488
BancFirst Corp. .................... 114,858 10,276,345
Bancorp, Inc. (The)
(a)
................ 700,193 15,390,242
Banner Corp. ..................... 167,529 9,897,613
Brookline Bancorp, Inc. ............... 388,575 4,526,899
CBTX, Inc. ....................... 117,607 3,440,005
Central Pacific Financial Corp. .......... 197,231 4,080,709
City Holding Co. ................... 83,389 7,395,770
Community Bank System, Inc. .......... 288,371 17,325,330
Customers Bancorp, Inc.
(a)
............. 375,528 11,070,565
Dime Community Bancshares, Inc. ....... 193,826 5,675,225
Eagle Bancorp, Inc. ................. 228,600 10,245,852
FB Financial Corp.
(b)
................. 210,485 8,042,632
First Bancorp ..................... 214,658 7,852,190
First BanCorp ..................... 2,209,530 30,226,370
First Commonwealth Financial Corp. ...... 593,899 7,625,663
Hanmi Financial Corp. ............... 193,692 4,586,627
Hilltop Holdings, Inc.
(b)
............... 293,831 7,301,700
HomeStreet , Inc. ................... 215,463 6,207,489
Independent Bank Corp. .............. 214,282 15,970,437
Lakeland Financial Corp.
(b)
............ 312,521 22,754,654
National Bank Holdings Corp., Class A .... 215,350 7,965,797
OFG Bancorp ..................... 276,595 6,950,832
Pacific Premier Bancorp, Inc. ........... 494,649 15,314,333
Park National Corp.
(b)
................ 113,649 14,147,028
Pathward Financial, Inc.
(b)
............. 347,010 11,437,450
Preferred Bank .................... 152,144 9,924,353
Seacoast Banking Corp. of Florida
(b)
...... 394,342 11,920,959
ServisFirst Bancshares, Inc.
(b)
.......... 609,548 48,763,840
Southside Bancshares, Inc. ............ 237,473 8,397,045
Tompkins Financial Corp. ............. 68,795 4,995,893
Triumph Bancorp, Inc.
(a)(b)
............. 286,779 15,586,439
United Community Banks, Inc. .......... 836,779 27,697,385
Veritex Holdings, Inc. ................ 630,835 16,773,903
435,298,565
Beverages — 0.6%
MGP Ingredients, Inc.
(b)
............... 191,989 20,381,552
National Beverage Corp. .............. 166,439 6,414,559
26,796,111
Security
Shares
Shares Value
Biotechnology — 5.5%
(a)
Anika Therapeutics, Inc.
(b)
............. 94,993 $ 2,260,833
Arcus Biosciences, Inc.
(b)
.............. 647,922 16,949,640
Avid Bioservices , Inc.
(b)
............... 771,131 14,744,025
Catalyst Pharmaceuticals, Inc. .......... 1,179,667 15,135,128
Coherus Biosciences, Inc.
(b)
............ 805,792 7,743,661
Cytokinetics, Inc.
(b)
.................. 1,174,050 56,882,723
Dynavax Technologies Corp.
(b)
.......... 1,466,824 15,313,643
Eagle Pharmaceuticals, Inc. ........... 64,378 1,700,867
Enanta Pharmaceuticals, Inc. ........... 146,762 7,612,545
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 1,246,870 12,917,573
iTeos Therapeutics, Inc. .............. 304,424 5,799,277
Ligand Pharmaceuticals, Inc. ........... 200,017 17,223,464
Myriad Genetics, Inc. ................ 522,903 9,976,989
Organogenesis Holdings, Inc., Class A
(b)
... 876,553 2,840,032
REGENXBIO, Inc.
(b)
................. 209,894 5,547,498
uniQure NV ....................... 512,818 9,620,466
Vanda Pharmaceuticals, Inc. ........... 450,567 4,451,602
Vericel Corp.
(b)
..................... 588,347 13,649,650
Vir Biotechnology, Inc.
(b)
.............. 942,837 18,177,897
Xencor , Inc.
(b)
..................... 744,481 19,341,616
257,889,129
Building Products — 2.0%
AAON, Inc.
(b)
...................... 350,891 18,906,007
Gibraltar Industries, Inc.
(a)(b)
............ 186,736 7,643,104
Insteel Industries, Inc. ................ 243,255 6,453,555
PGT Innovations, Inc.
(a)
............... 334,554 7,012,252
UFP Industries, Inc. ................. 768,487 55,454,022
95,468,940
Capital Markets — 1.4%
B Riley Financial, Inc. ................ 197,567 8,795,683
Blucora , Inc.
(a)(b)
.................... 262,572 5,078,142
Brightsphere Investment Group, Inc. ...... 404,246 6,027,308
Donnelley Financial Solutions, Inc.
(a)(b)
..... 318,700 11,782,339
Piper Sandler Cos. .................. 170,962 17,906,560
Virtus Investment Partners, Inc. ......... 85,281 13,604,025
WisdomTree Investments, Inc. .......... 857,341 4,012,356
67,206,413
Chemicals — 3.4%
AdvanSix , Inc. ..................... 189,916 6,096,304
Balchem Corp.
(b)
................... 400,574 48,701,787
Hawkins, Inc. ..................... 128,057 4,992,942
HB Fuller Co. ..................... 304,973 18,328,877
Livent Corp.
(a)(b)
.................... 2,235,327 68,512,773
Quaker Chemical Corp. .............. 98,558 14,229,804
160,862,487
Commercial Services & Supplies — 0.4%
Brady Corp., Class A, NVS ............ 267,823 11,176,254
Interface, Inc.
(b)
.................... 326,910 2,938,921
Viad Corp.
(a)
...................... 138,066 4,360,124
18,475,299
Communications Equipment — 2.1%
ADTRAN Holdings, Inc. .............. 878,595 17,202,890
Clearfield, Inc.
(a)(b)
................... 142,613 14,923,024
Digi International, Inc.
(a)(b)
............. 206,296 7,131,653
Extreme Networks, Inc.
(a)(b)
............ 1,612,012 21,068,997
Harmonic, Inc.
(a)(b)
.................. 1,310,181 17,124,066
Viavi Solutions, Inc.
(a)
................ 1,761,564 22,988,410
100,439,040
Construction & Engineering — 1.7%
(b)
Comfort Systems USA, Inc. ............ 446,155 43,424,266
MYR Group, Inc.
(a)
.................. 207,726 17,600,624

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Small-Cap 600 Growth ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
NV5 Global, Inc.
(a)
.................. 155,127 $ 19,207,825
80,232,715
Consumer Finance — 0.5%
(a)
Encore Capital Group, Inc.
(b)
........... 142,160 6,465,437
Enova International, Inc. .............. 399,202 11,684,642
World Acceptance Corp.
(b)
............. 46,029 4,456,528
22,606,607
Containers & Packaging — 0.1%
Myers Industries, Inc. ................ 194,622 3,205,424
Diversified Consumer Services — 0.5%
(a)
Frontdoor , Inc.
(b)
.................... 416,660 8,495,697
Mister Car Wash, Inc. ................ 453,294 3,889,263
Stride, Inc. ....................... 241,880 10,166,216
22,551,176
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc. .... 356,461 18,593,006
Electrical Equipment — 0.6%
Encore Wire Corp.
(b)
................. 238,516 27,558,139
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.
(b)
....... 465,896 36,065,009
Arlo Technologies, Inc.
(a)
.............. 609,005 2,825,783
Badger Meter, Inc.
(b)
................. 237,255 21,919,990
CTS Corp.
(b)
...................... 203,159 8,461,572
Fabrinet
(a)(b)
....................... 458,738 43,786,542
FARO Technologies, Inc.
(a)(b)
........... 108,628 2,980,752
Knowles Corp.
(a)
................... 460,571 5,605,149
Methode Electronics, Inc. ............. 200,531 7,449,727
OSI Systems, Inc.
(a)(b)
................ 84,452 6,085,611
Rogers Corp.
(a)(b)
................... 233,578 56,497,847
191,677,982
Energy Equipment & Services — 0.1%
Core Laboratories NV
(b)
............... 242,099 3,263,495
Entertainment — 0.2%
Cinemark Holdings, Inc.
(a)(b)
............ 697,247 8,443,661
Equity Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust ................. 518,529 6,543,836
Agree Realty Corp. ................. 447,992 30,275,299
American Assets Trust, Inc. ............ 277,592 7,139,666
Armada Hoffler Properties, Inc. ......... 519,704 5,394,528
CareTrust REIT, Inc. ................. 565,550 10,242,111
Centerspace ...................... 123,047 8,283,524
Community Healthcare Trust, Inc. ........ 170,796 5,593,569
Essential Properties Realty Trust, Inc. ..... 915,758 17,811,493
Four Corners Property Trust, Inc. ........ 497,777 12,041,226
Getty Realty Corp. .................. 234,355 6,301,806
Industrial Logistics Properties Trust ....... 333,803 1,835,916
Innovative Industrial Properties, Inc. ...... 348,845 30,872,782
iStar , Inc. ........................ 596,242 5,521,201
LXP Industrial Trust ................. 1,745,256 15,986,545
NexPoint Residential Trust, Inc. ......... 284,667 13,154,462
Outfront Media, Inc. ................. 425,332 6,460,793
Retail Opportunity Investments Corp. ..... 761,457 10,477,648
RPT Realty ....................... 535,304 4,046,898
Safehold , Inc. ..................... 215,945 5,713,905
Saul Centers, Inc. .................. 112,555 4,220,813
SITE Centers Corp. ................. 1,277,247 13,679,315
Sunstone Hotel Investors, Inc. .......... 512,776 4,830,350
Tanger Factory Outlet Centers, Inc. ....... 1,301,589 17,805,738
Uniti Group, Inc. ................... 1,716,050 11,926,547
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Universal Health Realty Income Trust
(b)
.... 86,344 $ 3,730,924
Urban Edge Properties ............... 659,073 8,792,034
Urstadt Biddle Properties, Inc., Class A .... 204,462 3,171,206
Washington REIT ................... 480,922 8,444,990
280,299,125
Food & Staples Retailing — 0.5%
United Natural Foods, Inc.
(a)
............ 726,947 24,985,168
Food Products — 1.0%
J & J Snack Foods Corp.
(b)
............ 82,152 10,636,219
Simply Good Foods Co. (The)
(a)(b)
........ 1,063,950 34,035,761
Tootsie Roll Industries, Inc. ............ 111,730 3,718,374
48,390,354
Gas Utilities — 0.3%
Chesapeake Utilities Corp.
(b)
........... 105,238 12,143,413
Health Care Equipment & Supplies — 3.7%
AngioDynamics , Inc.
(a)(b)
.............. 485,987 9,943,294
BioLife Solutions, Inc.
(a)(b)
.............. 425,054 9,669,978
Cardiovascular Systems, Inc.
(a)(b)
........ 212,940 2,951,348
CONMED Corp.
(b)
.................. 243,158 19,493,977
Cutera , Inc.
(a)(b)
.................... 141,354 6,445,742
Glaukos Corp.
(a)(b)
................... 308,658 16,432,952
Heska Corp.
(a)(b)
.................... 126,826 9,248,152
Lantheus Holdings, Inc.
(a)
............. 505,788 35,572,070
LeMaitre Vascular, Inc.
(b)
.............. 241,028 12,215,299
Meridian Bioscience, Inc.
(a)
............ 349,166 11,009,204
Merit Medical Systems, Inc.
(a)
........... 403,498 22,801,672
Mesa Laboratories, Inc.
(b)
............. 36,572 5,150,435
Surmodics , Inc.
(a)(b)
.................. 114,359 3,476,514
Varex Imaging Corp.
(a)(b)
.............. 316,693 6,694,890
Zynex , Inc.
(b)
...................... 276,081 2,504,055
173,609,582
Health Care Providers & Services — 4.0%
Addus HomeCare Corp.
(a)(b)
............ 86,388 8,227,593
AMN Healthcare Services, Inc.
(a)(b)
....... 539,648 57,181,102
Apollo Medical Holdings, Inc.
(a)(b)
......... 489,283 19,082,037
Community Health Systems, Inc.
(a)(b)
...... 1,546,496 3,324,966
CorVel Corp.
(a)(b)
.................... 115,039 15,924,849
Cross Country Healthcare, Inc.
(a)(b)
....... 452,932 12,849,681
Ensign Group, Inc. (The) .............. 372,335 29,600,632
Fulgent Genetics, Inc.
(a)(b)
............. 252,885 9,639,976
Joint Corp. (The)
(a)
.................. 182,363 2,864,923
ModivCare , Inc.
(a)
................... 89,891 8,960,335
Pennant Group, Inc. (The)
(a)
............ 179,941 1,873,186
RadNet , Inc.
(a)
..................... 607,496 12,362,544
US Physical Therapy, Inc. ............. 73,133 5,559,571
187,451,395
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.
(a)
..... 538,854 8,206,746
HealthStream , Inc.
(a)
................. 163,608 3,478,306
OptimizeRx Corp.
(a)
................. 227,033 3,364,629
Simulations Plus, Inc.
(b)
............... 120,283 5,838,537
20,888,218
Hotels, Restaurants & Leisure — 1.3%
Dave & Buster's Entertainment, Inc.
(a)
..... 237,594 7,372,542
Dine Brands Global, Inc. .............. 106,481 6,767,932
Golden Entertainment, Inc.
(a)(b)
.......... 182,378 6,363,168
Jack in the Box, Inc. ................. 181,192 13,420,891
Monarch Casino & Resort, Inc.
(a)(b)
....... 165,133 9,270,567
Shake Shack, Inc., Class A
(a)(b)
.......... 255,915 11,511,057

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Small-Cap 600 Growth ETF
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.
(a)
......... 454,690 $ 8,048,013
62,754,170
Household Durables — 2.6%
Cavco Industries, Inc.
(a)(b)
.............. 103,163 21,226,819
Century Communities, Inc. ............ 358,198 15,323,711
Green Brick Partners, Inc.
(a)
............ 158,329 3,385,074
Installed Building Products, Inc. ......... 293,958 23,807,658
iRobot Corp.
(a)(b)
.................... 186,769 10,520,698
LGI Homes, Inc.
(a)(b)
................. 255,405 20,782,305
Meritage Homes Corp.
(a)(b)
............. 214,329 15,060,899
Sonos , Inc.
(a)(b)
..................... 777,597 10,808,598
120,915,762
Household Products — 0.4%
WD-40 Co.
(b)
...................... 98,565 17,321,813
Insurance — 1.7%
Assured Guaranty Ltd. ............... 324,247 15,709,767
HCI Group, Inc. .................... 88,617 3,473,787
Palomar Holdings, Inc.
(a)(b)
............. 314,838 26,358,237
Selectquote , Inc.
(a)(b)
................. 760,388 555,083
Stewart Information Services Corp. ....... 157,095 6,855,626
Trupanion , Inc.
(a)(b)
.................. 436,996 25,970,672
78,923,172
Interactive Media & Services — 0.7%
Cars.com, Inc.
(a)
.................... 383,534 4,410,641
Shutterstock , Inc. ................... 300,528 15,077,490
Yelp, Inc.
(a)(b)
...................... 429,422 14,561,700
34,049,831
Internet & Direct Marketing Retail — 0.1%
Liquidity Services, Inc.
(a)(b)
............. 337,241 5,483,539
IT Services — 1.5%
CSG Systems International, Inc. ......... 236,052 12,482,430
EVERTEC, Inc. .................... 551,249 17,281,656
Perficient , Inc.
(a)
.................... 431,527 28,057,886
TTEC Holdings, Inc. ................. 236,275 10,469,345
Unisys Corp.
(a)(b)
.................... 408,226 3,082,106
71,373,423
Leisure Products — 0.6%
Sturm Ruger & Co., Inc. .............. 220,346 11,191,373
Vista Outdoor, Inc.
(a)(b)
................ 704,974 17,144,968
28,336,341
Life Sciences Tools & Services — 0.2%
NeoGenomics , Inc.
(a)(b)
............... 858,646 7,392,942
Machinery — 4.2%
Alamo Group, Inc.
(b)
................. 53,900 6,590,353
Albany International Corp., Class A
(b)
...... 193,921 15,286,793
Enerpac Tool Group Corp., Class A
(a)
...... 346,111 6,171,159
Federal Signal Corp. ................ 461,201 17,212,021
Franklin Electric Co., Inc. ............. 324,903 26,547,824
Hillenbrand, Inc. ................... 467,739 17,175,376
John Bean Technologies Corp. .......... 254,300 21,869,800
Lindsay Corp.
(b)
.................... 80,781 11,574,302
Mueller Industries, Inc.
(b)
.............. 706,894 42,017,779
SPX Technologies, Inc.
(a)(b)
............. 236,814 13,076,869
Standex International Corp. ............ 72,149 5,890,966
Tennant Co. ...................... 100,215 5,668,161
Trinity Industries, Inc. ................ 511,352 10,917,365
199,998,768
Security
Shares
Shares Value
Marine — 0.6%
Matson, Inc. ...................... 486,124 $ 29,906,349
Media — 0.7%
(a)
EW Scripps Co. (The), Class A, NVS ...... 329,122 3,709,205
Gannett Co., Inc.
(b)
.................. 695,422 1,063,996
TechTarget , Inc.
(b)
................... 338,538 20,041,450
Thryv Holdings, Inc. ................. 382,227 8,726,242
33,540,893
Metals & Mining — 0.8%
ATI, Inc.
(a)(b)
....................... 728,991 19,398,451
Century Aluminum Co.
(a)(b)
............. 291,114 1,537,082
Haynes International, Inc. ............. 87,104 3,059,092
Materion Corp. .................... 148,451 11,876,080
35,870,705
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ellington Financial, Inc. ............... 311,391 3,540,516
KKR Real Estate Finance Trust, Inc. ...... 281,363 4,572,149
Redwood Trust, Inc. ................. 1,456,164 8,358,381
16,471,046
Oil, Gas & Consumable Fuels — 3.0%
Callon Petroleum Co.
(a)(b)
.............. 638,745 22,362,462
Civitas Resources, Inc. ............... 646,854 37,122,951
Dorian LPG Ltd. .................... 393,239 5,336,253
Laredo Petroleum, Inc.
(a)(b)
............. 142,911 8,981,956
Ranger Oil Corp., Class A ............. 245,681 7,726,668
SM Energy Co. .................... 1,528,844 57,499,823
139,030,113
Personal Products — 1.3%
elf Beauty, Inc.
(a)
................... 621,080 23,365,030
Inter Parfums , Inc. .................. 222,492 16,789,246
Medifast , Inc.
(b)
.................... 137,403 14,888,989
USANA Health Sciences, Inc.
(a)
......... 92,522 5,185,858
60,229,123
Pharmaceuticals — 2.6%
(a)
Amphastar Pharmaceuticals, Inc. ........ 324,210 9,110,301
ANI Pharmaceuticals, Inc.
(b)
............ 88,283 2,837,416
Cara Therapeutics, Inc.
(b)
............. 559,693 5,238,726
Collegium Pharmaceutical, Inc.
(b)
........ 425,578 6,817,760
Corcept Therapeutics, Inc.
(b)
........... 725,143 18,592,667
Harmony Biosciences Holdings, Inc.
(b)
..... 206,580 9,149,428
Innoviva , Inc.
(b)
.................... 783,574 9,097,294
Nektar Therapeutics
(b)
................ 1,064,748 3,407,194
Pacira BioSciences , Inc.
(b)
............. 348,591 18,541,555
Prestige Consumer Healthcare, Inc.
(b)
..... 328,909 16,389,535
Supernus Pharmaceuticals, Inc. ......... 667,125 22,582,181
121,764,057
Professional Services — 2.1%
Exponent, Inc. ..................... 637,469 55,886,907
Forrester Research, Inc.
(a)(b)
............ 139,650 5,028,796
Heidrick & Struggles International, Inc. .... 247,304 6,427,431
Korn Ferry ....................... 681,005 31,973,185
99,316,319
Real Estate Management & Development — 0.5%
Douglas Elliman , Inc. ................ 836,616 3,430,126
Marcus & Millichap, Inc. .............. 175,829 5,763,675
St. Joe Co. (The) ................... 426,085 13,647,502
22,841,303
Road & Rail — 0.5%
ArcBest Corp. ..................... 305,896 22,247,816

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Small-Cap 600 Growth ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 5.8%
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 212,918 $ 6,549,358
Axcelis Technologies, Inc.
(a)(b)
........... 411,960 24,948,298
CEVA, Inc.
(a)
...................... 290,355 7,616,012
Cohu , Inc.
(a)
...................... 348,829 8,992,812
Diodes, Inc.
(a)(b)
.................... 567,184 36,815,913
FormFactor , Inc.
(a)(b)
................. 606,003 15,180,375
Ichor Holdings Ltd.
(a)(b)
................ 202,899 4,912,185
Kulicke & Soffa Industries, Inc.
(b)
......... 724,154 27,901,654
MaxLinear , Inc.
(a)(b)
.................. 898,736 29,316,768
Onto Innovation, Inc.
(a)(b)
.............. 619,561 39,682,882
PDF Solutions, Inc.
(a)(b)
............... 230,089 5,644,083
Rambus, Inc.
(a)
.................... 1,378,384 35,038,521
SMART Global Holdings, Inc.
(a)(b)
........ 378,235 6,002,589
Ultra Clean Holdings, Inc.
(a)
............ 566,560 14,588,920
Veeco Instruments, Inc.
(a)(b)
............ 641,310 11,748,799
274,939,169
Software — 4.3%
8x8, Inc.
(a)(b)
....................... 1,507,619 5,201,286
A10 Networks, Inc. .................. 826,435 10,966,792
Agilysys , Inc.
(a)
.................... 156,221 8,646,832
Alarm.com Holdings, Inc.
(a)(b)
........... 620,297 40,232,463
Cerence , Inc.
(a)(b)
................... 255,718 4,027,559
Digital Turbine, Inc.
(a)(b)
............... 1,121,712 16,163,870
InterDigital , Inc. .................... 191,255 7,730,527
LivePerson , Inc.
(a)(b)
................. 528,603 4,979,440
LiveRamp Holdings, Inc.
(a)
............. 837,314 15,205,622
OneSpan , Inc.
(a)
.................... 216,254 1,861,947
Progress Software Corp. .............. 542,005 23,062,313
SPS Commerce, Inc.
(a)
............... 449,135 55,796,041
Xperi Holding Corp. ................. 669,691 9,469,431
203,344,123
Specialty Retail — 4.5%
Abercrombie & Fitch Co., Class A
(a)(b)
...... 298,528 4,642,110
Academy Sports & Outdoors, Inc.
(b)
....... 626,124 26,409,910
American Eagle Outfitters, Inc. .......... 829,999 8,075,890
Asbury Automotive Group, Inc.
(a)(b)
........ 124,202 18,766,922
Boot Barn Holdings, Inc.
(a)(b)
............ 371,704 21,729,816
Buckle, Inc. (The) .................. 368,587 11,669,464
Children's Place, Inc. (The)
(a)
........... 164,290 5,074,918
Genesco, Inc.
(a)
.................... 79,393 3,121,733
Hibbett, Inc. ...................... 162,249 8,081,623
Leslie's, Inc.
(a)(b)
.................... 1,016,855 14,957,937
MarineMax , Inc.
(a)(b)
................. 268,534 7,999,628
Monro , Inc. ....................... 171,700 7,462,082
National Vision Holdings, Inc.
(a)(b)
........ 442,702 14,454,220
Rent-A-Center, Inc. ................. 317,163 5,553,524
Sally Beauty Holdings, Inc.
(a)(b)
.......... 589,086 7,422,484
Shoe Carnival, Inc. .................. 211,458 4,533,660
Signet Jewelers Ltd. ................. 580,066 33,173,975
Sleep Number Corp.
(a)(b)
.............. 273,908 9,260,830
212,390,726
Technology Hardware, Storage & Peripherals — 0.5%
(a)(b)
3D Systems Corp. .................. 1,624,707 12,965,162
Avid Technology, Inc. ................ 332,377 7,731,089
Corsair Gaming, Inc. ................ 185,327 2,103,461
Diebold Nixdorf, Inc. ................. 924,670 2,256,195
25,055,907
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 1.1%
Kontoor Brands, Inc. ................. 313,506 $ 10,536,937
Movado Group, Inc. ................. 201,509 5,678,523
Oxford Industries, Inc. ............... 119,896 10,764,263
Steven Madden Ltd. ................. 620,474 16,548,041
Wolverine World Wide, Inc. ............ 449,176 6,912,819
50,440,583
Thrifts & Mortgage Finance — 2.2%
Axos Financial, Inc.
(a)
................ 663,447 22,709,791
Flagstar Bancorp, Inc. ............... 657,343 21,955,256
Northfield Bancorp, Inc. .............. 306,143 4,380,906
Provident Financial Services, Inc. ........ 404,072 7,879,404
Walker & Dunlop, Inc. ................ 383,076 32,074,953
WSFS Financial Corp. ............... 315,699 14,667,376
103,667,686
Tobacco — 0.3%
Vector Group Ltd. .................. 1,640,864 14,456,012
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc. ...... 206,154 21,188,508
Boise Cascade Co. ................. 236,135 14,040,587
GMS, Inc.
(a)
....................... 297,831 11,916,219
47,145,314
Water Utilities — 1.1%
American States Water Co.
(b)
........... 304,183 23,711,065
California Water Service Group ......... 399,939 21,072,786
Middlesex Water Co. ................ 97,032 7,490,870
52,274,721
Wireless Telecommunication Services — 0.1%
Gogo , Inc.
(a)(b)
..................... 270,338 3,276,497
Total Long-Term Investments — 99.0%
(Cost: $5,105,272,701) ........................... 4,652,097,286
Short-Term Securities
Money Market Funds — 10.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(f)
............ 428,906,766 429,035,438
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 41,939,183 41,939,183
Total Short-Term Securities — 10.0%
(Cost: $470,740,921) ............................. 470,974,621
Total Investments — 109.0%
(Cost: $5,576,013,622 ) ........................... 5,123,071,907
Liabilities in Excess of Other Assets — (9.0)% ............ (423,152,744)
Net Assets — 100.0% ..............................
$ 4,699,919,163
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Small-Cap 600 Growth ETF
Schedule of Investments
27
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(2,713) of net dividends and financing fees.
(e)
Amount includes $7,092 of net dividends and financing fees.
(g)
Amount includes $(20,051) of net dividends and financing fees.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 219,232,582 $ 209,591,926
(a)
$ — $ 19,687 $ 191,243 $ 429,035,438 428,906,766 $ 367,604
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 23,330,000 18,609,183
(a)
— — — 41,939,183 41,939,183 327,110 —
$ 19,687 $ 191,243 $ 470,974,621 $ 694,714 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 196 12/16/22 $ 16,364 $ (1,430,975)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ....... Monthly
Goldman Sachs
Bank USA
(b)
02/27/23 $ 16,051,730 $ (1,580,817)
(c)
$ 14,473,626 0.3%
Monthly HSBC Bank plc
(d)
02/10/23 7,244,746 (349,433)
(e)
6,888,221 0.2
Monthly
JPMorgan Chase
Bank NA
(f)
02/08/23 7,377,818 (616,092)
(g)
6,781,777 0.2
$ (2,546,342) $ 28,143,624
(b) (d) (f)
Range: 65 basis points 65 basis points 65 basis points
Benchmarks: USD 1D Overnight Fed Funds Effective Rate (FEDL01) USD 1D Overnight Bank Funding Rate (OBFR01) USD 1D Overnight Bank Funding Rate (OBFR01)

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Small-Cap 600 Growth ETF
28
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date February 27, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Bancorp, Inc. (The)
(a)
....... 3,000 $ 65,940 0.5%
City Holding Co. .......... 5,083 450,811 3.1
Community Bank System, Inc. . 10,355 622,128 4.3
Customers Bancorp, Inc.
(a)
... 4,857 143,184 1.0
First BanCorp ............ 134,804 1,844,119 12.7
First Bancorp/Southern Pines
NC ................. 7,846 287,007 2.0
Independent Bank Corp. ..... 3,252 242,372 1.7
Lakeland Financial Corp. .... 3,638 264,883 1.8
Pacific Premier Bancorp, Inc. . 10,667 330,250 2.3
Preferred Bank/Los Angeles CA 4,683 305,472 2.1
Seacoast Banking Corp. ..... 3,890 117,595 0.8
United Community Banks, Inc. 9,742 322,460 2.2
$ 4,996,221
Thrifts & Mortgage Finance
Flagstar Bancorp, Inc. ...... 7,724 257,982 1.8
Provident Financial Services,
Inc. ................. 25,095 489,352 3.4
WSFS Financial Corp. ...... 25,859 1,201,409 8.3
1,948,743
Water Utilities
Middlesex Water Co. ....... 21,881 1,689,213 11.7
Equity Real Estate Investment
Trusts (REITs)
Getty Realty Corp. ......... 8,784 236,202 1.6
Outfront Media, Inc. ........ 357,589 5,431,777 37.5
5,667,979
Gas Utilities
Chesapeake Utilities Corp. ... 1,486 171,470 1.2
Total Reference Entity — Long ............ 14,473,626
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 14,473,626
(a)
Non-income producing security.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .......... 4,238 $ 189,481 2.7%
Banner Corp. ............ 4,998 295,282 4.3
Brookline Bancorp, Inc. ..... 9,355 108,986 1.6
Central Pacific Financial Corp. . 1,987 41,111 0.6
City Holding Co. .......... 650 57,648 0.8
Community Bank System, Inc. . 307 18,445 0.3
First Commonwealth Financial
Corp. ............... 46,581 598,100 8.7
Hanmi Financial Corp. ...... 18,529 438,767 6.4
HomeStreet , Inc. .......... 7,144 205,819 3.0
Independent Bank Corp. .... 10,814 805,967 11.7
OFG Bancorp ............ 19,923 500,665 7.3
Shares Value
% of Basket
Value
Banks (continued)
Pacific Premier Bancorp, Inc. . 7,688 238,020 3.5
Pathward Financial, Inc. ..... 15,316 504,815 7.3
Preferred Bank/Los Angeles CA 3,793 247,417 3.6
Southside Bancshares, Inc. .. 622 21,994 0.3
Veritex Holdings, Inc. ....... 42,301 1,124,784 16.3
$ 5,397,301
Thrifts & Mortgage Finance
Provident Financial Services,
Inc. ................. 1,305 25,447 0.4
WSFS Financial Corp. ...... 6,947 322,758 4.7
348,205
Water Utilities
Middlesex Water Co. ....... 389 30,031 0.4
Gas Utilities
Chesapeake Utilities Corp. ... 8,304 958,198 13.9
Insurance
Stewart Information Services
Corp. ............... 3,540 154,486 2.2
Total Reference Entity — Long ............ 6,888,221
Net Value of Reference Entity — HSBC Bank plc $ 6,888,221
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Insurance
Stewart Information Services
Corp. ................ 5,294 $ 231,030 3.4%
Banks
Banner Corp. ............ 10,820 639,246 9.4
Brookline Bancorp, Inc. ..... 21,423 249,578 3.7
Central Pacific Financial Corp. . 14,703 304,205 4.5
Community Bank System, Inc. . 9,204 552,976 8.2
Eagle Bancorp, Inc. ........ 7,474 334,985 4.9
Independent Bank Corp. ..... 12,064 899,130 13.3
Pacific Premier Bancorp, Inc. .. 1,763 54,582 0.8
Preferred Bank/Los Angeles CA 9,308 607,161 8.9
Southside Bancshares, Inc. ... 711 25,141 0.4
3,667,004
Water Utilities
Middlesex Water Co. ....... 32,452 2,505,294 36.9
Equity Real Estate Investment
Trusts (REITs)
Sunstone Hotel Investors, Inc. . 40,175 378,449 5.6
Total Reference Entity — Long ............ 6,781,777
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 6,781,777

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Small-Cap 600 Growth ETF
Schedule of Investments
29
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ — $ (2,546,342)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,430,975 $ — $ — $ — $ 1,430,975
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 2,546,342 — — — 2,546,342
$ — $ — $ 3,977,317 $ — $ — $ — $ 3,977,317
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (806,168) $ — $ — $ — $ (806,168)
Swaps .............................. — — (4,290,510) — — — (4,290,510)
$ — $ — $ (5,096,678) $ — $ — $ — $ (5,096,678)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (1,710,738) $ — $ — $ — $ (1,710,738)
Swaps .............................. — — (2,833,799) — — — (2,833,799)
$ — $ — $ (4,544,537) $ — $ — $ — $ (4,544,537)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 14,971,320
Total return swaps
Average notional value ............................................................................................... $ 20,877,847
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 128,765
Swaps — OTC
(a)
.................................................................................... — 2,546,342
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ — $ 2,675,107
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (128,765)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 2,546,342
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
S&P Small-Cap 600 Growth ETF
30
See notes to financial statements.
The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Pledged
Cash Collateral
Pledged
Net Amount of
Derivative Liabilities
(b)
Goldman Sachs Bank USA .......................... $ 1,580,817 $ — $ — $ — $ 1,580,817
HSBC Bank plc .................................. 349,433 — — — 349,433
JPMorgan Chase Bank NA .......................... 616,092 — — — 616,092
$ 2,546,342 $ — $ — $ — $ 2,546,342
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,652,097,286 $ — $ — $ 4,652,097,286
Short-Term Securities
Money Market Funds ...................................... 470,974,621 — — 470,974,621
$ 5,123,071,907 $ — $ — $ 5,123,071,907
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,430,975) $ (2,546,342) $ — $ (3,977,317)
$ (1,430,975) $ (2,546,342) $ — $ (3,977,317)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

September 30, 2022
31
Financial Statements
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 6,239,119,513 $ 6,403,014,409 $ 4,652,097,286
Investments, at value — affiliated
(c)
............................................................ 634,791,780 332,636,113 470,974,621
Cash   ............................................................................... 24,823 259,972 —
Cash pledged:
Collateral — OTC derivatives .............................................................. — — 1,158,327
Futures contracts ...................................................................... 600,470 1,230,510 1,278,000
Receivables: – – –
Investments sold ...................................................................... 42,757,682 107,973,577 60,057,011
Securities lending income — affiliated ........................................................ 354,162 73,749 78,281
Capital shares sold ..................................................................... — 247,496 —
Dividends — unaffiliated ................................................................. 3,483,167 12,275,718 4,242,003
Dividends — affiliated ................................................................... 23,153 34,240 104,586
Total assets ...........................................................................
6,921,154,750 6,857,745,784 5,189,990,115
LIABILITIES
Bank overdraft .......................................................................... — — 997,647
Cash received:
Collateral — OTC derivatives .............................................................. 8,300 212,975 888,139
Collateral on securities loaned ............................................................... 626,876,700 323,038,115 428,805,906
Payables: – – –
Investments purchased .................................................................. 44,915,726 108,795,000 55,943,853
Capital shares redeemed ................................................................. — 123,748 —
Investment advisory fees ................................................................. 924,246 1,054,572 760,300
Variation margin on futures contracts ......................................................... 69,478 142,725 128,765
Unrealized depreciation on: – – –
OTC swaps .......................................................................... 103,998 366,396 2,546,342
Total liabilities ..........................................................................
672,898,448 433,733,531 490,070,952
NET ASSETS ..........................................................................
$ 6,248,256,302 $ 6,424,012,253 $ 4,699,919,163
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 6,860,396,215 $ 7,618,522,050 $ 5,223,129,764
Accumulated loss ....................................................................... (612,139,913) (1,194,509,797) (523,210,601)
NET ASSETS ..........................................................................
$ 6,248,256,302 $ 6,424,012,253 $ 4,699,919,163
NET ASSET VALUE
Shares outstanding ......................................................................
99,150,000 71,450,000 46,300,000
Net asset value .........................................................................
$ 63.02 $ 89.91 $ 101.51
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated .......................................................... $ 6,502,723,462 $ 7,457,101,048 $ 5,105,272,701
(b)
  Securities loaned, at value ................................................................ $ 606,623,777 $ 312,136,580 $ 415,514,950
(c)
  Investments, at cost — affiliated ............................................................ $ 634,498,437 $ 332,477,386 $ 470,740,921

Statements of Operations
(unaudited)
Six Months Ended September 30, 2022
2022
iShares Semi-Annual Report to Shareholders
32
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 42,520,597 $ 85,675,679 $ 32,166,556
Dividends — affiliated ................................................................... 75,752 100,521 327,110
Securities lending income — affiliated — net ................................................... 3,937,912 312,091 367,604
Foreign taxes withheld .................................................................. — — (64,311)
Total investment income ...................................................................
46,534,261 86,088,291 32,796,959
EXPENSES
Investment advisory .................................................................... 5,731,717 6,661,389 4,711,861
Total expenses .........................................................................
5,731,717 6,661,389 4,711,861
Net investment income ....................................................................
40,802,544 79,426,902 28,085,098
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,413,546,724) $ (1,456,748,008) $ (1,103,993,593)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (61,344,024) $ (85,464,620) $ 78,114,674
Investments — affiliated ............................................................... 7,299 (19,250) 19,687
Futures contracts .................................................................... (1,637,083) (1,893,086) (806,168)
In-kind redemptions — unaffiliated
(a)
....................................................... 58,064,818 354,392,104 149,313,573
Swaps   .......................................................................... (238,662) (1,793,702) (4,290,510)
(5,147,652) 265,221,446 222,351,256
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (1,407,552,580) (1,720,189,672) (1,321,991,555)
Investments — affiliated ............................................................... 256,497 172,457 191,243
Futures contracts .................................................................... (982,125) (1,513,698) (1,710,738)
Swaps   .......................................................................... (120,864) (438,542) (2,833,799)
(1,408,399,072) (1,721,969,455) (1,326,344,849)
Net realized and unrealized loss ..............................................................
(1,413,546,724) (1,456,748,009) (1,103,993,593)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (1,372,744,180) $ (1,377,321,107) $ (1,075,908,495)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
33
Financial Statements
See notes to financial statements.
iShares S&P Mid-Cap 400 Growth ETF iShares S&P Mid-Cap 400 Value ETF
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 40,802,544 $ 46,202,656 $ 79,426,902 $ 140,131,066
Net realized gain (loss) .................................................... (5,147,652) 820,642,500 265,221,446 1,238,986,386
Net change in unrealized appreciation (depreciation) ................................ (1,408,399,072) (929,840,004) (1,721,969,455) (657,010,902)
Net increase (decrease) in net assets resulting from operations ...........................
(1,372,744,180) (62,994,848) (1,377,321,107) 722,106,550
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(38,765,361) (48,128,780) (73,186,165) (146,686,532)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
119,056,773 (355,452,658) (531,603,286) (278,917,161)
NET ASSETS
Total increase (decrease) in net assets ........................................... (1,292,452,768) (466,576,286) (1,982,110,558) 296,502,857
Beginning of period ........................................................
7,540,709,070 8,007,285,356 8,406,122,811 8,109,619,954
End of period ............................................................
$ 6,248,256,302 $ 7,540,709,070 $ 6,424,012,253 $ 8,406,122,811
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
iShares Semi-Annual Report to Shareholders
34
See notes to financial statements.
iShares S&P Small-Cap 600 Growth ETF
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 28,085,098 $ 45,742,922
Net realized gain ...................................................................................... 222,351,256 513,299,340
Net change in unrealized appreciation (depreciation) .............................................................. (1,326,344,849) (630,385,805)
Net decrease in net assets resulting from operations ................................................................
(1,075,908,495) (71,343,543)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(26,412,245) (43,375,063)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
163,504,907 (438,169,835)
NET ASSETS
Total decrease in net assets ................................................................................ (938,815,833) (552,888,441)
Beginning of period ......................................................................................
5,638,734,996 6,191,623,437
End of period ..........................................................................................
$ 4,699,919,163 $ 5,638,734,996
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
35
Financial Highlights
iShares S&P Mid-Cap 400 Growth ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Year Ended
03/31/18
(a)
Net asset value, beginning of period ................
$ 77.42  $ 78.31  $ 44.65  $ 54.76  $ 54.55  $ 47.74
Net investment income
(b)
........................
0.42  0.46  0.44  0.57  0.55  0.48
Net realized and unrealized gain (loss)
(c)
..............
(14.42) (0.87) 33.69  (10.05) 0.24  6.85
Net increase (decrease) from investment operations ....... (14.00) (0.41) 34.13  (9.48) 0.79  7.33
Distributions
(d)
– – – – – –
From net investment income .....................
(0.40) (0.48) (0.47) (0.63) (0.56) (0.52)
From net realized gain ..........................
—  —  —  —  (0.02) —
Total distributions .............................. (0.40) (0.48) (0.47) (0.63) (0.58) (0.52)
Net asset value, end of period ..................... $ 63.02  $ 77.42  $ 78.31  $ 44.65  $ 54.76  $ 54.55
Total Return
(e)
(18.10)% — — — — —
Based on net asset value ......................... (18.10)%
(f)
(0.54)% 76.68% (17.49)% 1.45% 15.41%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.17%
(h)
0.17% 0.20% 0.24% 0.24% 0.24%
Net investment income ...........................
1.20%
(h)
0.57% 0.70% 1.01% 1.01% 0.94%
Supplemental Data
Net assets, end of period (000) ..................... $ 6,248,256  $ 7,540,709  $ 8,007,285  $ 5,260,096  $ 7,490,758  $ 8,008,220
Portfolio turnover rate
(i)
........................... 12% 45% 50% 51% 50% 40%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders
36
iShares S&P Mid-Cap 400 Value ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Year Ended
03/31/18
(a)
Net asset value, beginning of period .................
$ 109.53  $ 101.82  $ 54.92  $ 78.47  $ 77.19  $ 74.24
Net investment income
(b)
.........................
1.09  1.73  1.36  1.51  1.31  1.32
Net realized and unrealized gain (loss)
(c)
...............
(19.69) 7.80  46.95  (23.42) 1.31  2.98
Net increase (decrease) from investment operations ........ (18.60) 9.53  48.31  (21.91) 2.62  4.30
Distributions from net investment income
(d)
............... (1.02) (1.82) (1.41) (1.64) (1.34) (1.35)
Net asset value, end of period ...................... $ 89.91  $ 109.53  $ 101.82  $ 54.92  $ 78.47  $ 77.19
Total Return
(e)
(17.02)% — — — — —
Based on net asset value .......................... (17.02)%
(f)
9.42% 88.83% (28.36)% 3.35% 5.88%
Ratios to Average Net Assets
(g)
Total expenses .................................
0.18%
(h)
0.18% 0.21% 0.25% 0.25% 0.25%
Net investment income ............................
2.15%
(h)
1.61% 1.78% 1.90% 1.65% 1.73%
Supplemental Data
Net assets, end of period (000) ...................... $ 6,424,012  $ 8,406,123  $ 8,109,620  $ 3,811,032  $ 6,355,685  $ 5,603,679
Portfolio turnover rate
(i)
............................ 8% 38% 43% 46% 44% 37%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
37
Financial Highlights
iShares S&P Small-Cap 600 Growth ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Year Ended
03/31/18
(a)
Net asset value, beginning of period ................
$ 125.31  $ 127.93  $ 69.20  $ 89.29  $ 86.92  $ 76.62
Net investment income
(b)
........................
0.61  0.98  0.72  0.81  0.72  0.73
Net realized and unrealized gain (loss)
(c)
..............
(23.83) (2.67) 58.76  (20.00) 2.40  10.34
Net increase (decrease) from investment operations ....... (23.22) (1.69) 59.48  (19.19) 3.12  11.07
Distributions from net investment income
(d)
.............. (0.58) (0.93) (0.75) (0.90) (0.75) (0.77)
Net asset value, end of period ..................... $ 101.51  $ 125.31  $ 127.93  $ 69.20  $ 89.29  $ 86.92
Total Return
(e)
(18.54)% — — — — —
Based on net asset value ......................... (18.54)%
(f)
(1.35)% 86.30% (21.68)% 3.59% 14.51%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.18%
(h)
0.18% 0.21% 0.25% 0.25% 0.25%
Net investment income ...........................
1.07%
(h)
0.75% 0.73% 0.89% 0.77% 0.90%
Supplemental Data
Net assets, end of period (000) ..................... $ 4,699,919  $ 5,638,735  $ 6,191,623  $ 3,515,154  $ 5,580,221  $ 5,128,053
Portfolio turnover rate
(i)
........................... 15% 44% 52% 64% 45% 47%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
iShares Semi-Annual Report To Shareholders
38
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  September 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
iShares ETF
Diversification
Classification
S&P Mid-Cap 400 Growth ............................................................................................... Diversified
S&P Mid-Cap 400 Value ................................................................................................ Diversified
S&P Small-Cap 600 Growth .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
40
can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
S&P Mid-Cap 400 Growth
Barclays Bank PLC ................................... $ 3,159,318 $ (3,159,318) $ – $ –
$ – $ – $ – $ –
Barclays Capital, Inc. ................................... 3,806,613 (3,806,613) – –
BMO Capital Markets Corp. ............................... 624,355 (624,355) – –
BNP Paribas SA ....................................... 106,834,625 (106,834,625) – –
BofA Securities, Inc. .................................... 19,209,085 (19,209,085) – –
Citadel Clearing LLC .................................... 2,856,928 (2,856,928) – –
Citigroup Global Markets, Inc. .............................. 11,548,006 (11,548,006) – –
Deutsche Bank Securities, Inc. ............................. 4,341 (4,341) – –
Goldman Sachs & Co. LLC ............................... 167,295,620 (167,295,620) – –
HSBC Bank PLC ...................................... 9,015,364 (9,015,364) – –
J.P. Morgan Securities LLC ............................... 51,108,526 (51,108,526) – –
Jefferies LLC ......................................... 4,714,275 (4,714,275) – –
Morgan Stanley ....................................... 85,403,557 (85,403,557) – –
National Financial Services LLC ............................ 8,204,814 (8,204,814) – –
Natixis SA ........................................... 15,651,315 (15,651,315) – –
RBC Capital Markets LLC ................................ 2,979,304 (2,979,304) – –
Scotia Capital (USA), Inc. ................................ 11,970,289 (11,970,289) – –
SG Americas Securities LLC .............................. 167,808 (167,808) – –
State Street Bank & Trust Co. .............................. 5,592,245 (5,592,245) – –
Toronto-Dominion Bank .................................. 37,753,803 (37,753,803) – –
UBS AG ............................................ 44,017,092 (44,017,092) – –
UBS Securities LLC .................................... 2,349,936 (2,349,936) – –
Virtu Americas LLC ..................................... 3,072,088 (3,072,088) – –
Wells Fargo Bank N.A. .................................. 1,013,392 (1,013,392) – –
Wells Fargo Securities LLC ............................... 8,271,078 (8,271,078) – –
$ 606,623,777 $ (606,623,777) $ – $ –
S&P Mid-Cap 400 Value
Barclays Bank PLC ................................... $ 5,149,658 $ (5,149,658) $ – $ –
– – – –
BNP Paribas SA ....................................... 31,587,320 (31,587,320) – –
BofA Securities, Inc. .................................... 19,984,462 (19,984,462) – –
Citigroup Global Markets, Inc. .............................. 2,116,540 (2,116,540) – –
Goldman Sachs & Co. LLC ............................... 55,655,746 (55,655,746) – –
HSBC Bank PLC ...................................... 10,511,548 (10,511,548) – –
J.P. Morgan Securities LLC ............................... 98,419,412 (98,419,412) – –
Jefferies LLC ......................................... 2,723,664 (2,723,664) – –
Morgan Stanley ....................................... 35,345,069 (35,345,069) – –
National Financial Services LLC ............................ 999,794 (999,794) – –
Natixis SA ........................................... 618,287 (618,287) – –
Pershing LLC ......................................... 16,870 (16,870) – –
RBC Capital Markets LLC ................................ 4,832,591 (4,832,591) – –
Scotia Capital (USA), Inc. ................................ 7,946,130 (7,815,117) – 131,013
SG Americas Securities LLC .............................. 334,108 (334,108) – –
State Street Bank & Trust Co. .............................. 7,470,826 (7,470,826) – –
Toronto-Dominion Bank .................................. 4,980,642 (4,980,642) – –
UBS AG ............................................ 15,528,299 (15,528,299) – –
UBS Securities LLC .................................... 6,779,396 (6,779,396) – –
Virtu Americas LLC ..................................... 363,231 (363,231) – –
Wells Fargo Bank N.A. .................................. 567,432 (567,432) – –
Wells Fargo Securities LLC ............................... 205,555 (205,555) – –
$ 312,136,580 $ (312,005,567) $ – $ 131,013
S&P Small-Cap 600 Growth
Barclays Bank PLC ................................... $ 3,051,547 $ (3,051,547) $ – $ –
– – – –
BMO Capital Markets Corp. ............................... 121,035 (121,035) – –
BNP Paribas SA ....................................... 100,437,294 (100,437,294) – –
BofA Securities, Inc. .................................... 9,607,940 (9,607,940) – –
Citadel Clearing LLC .................................... 4,433,764 (4,433,764) – –
Citigroup Global Markets, Inc. .............................. 4,013,633 (4,013,633) – –
Credit Suisse Securities (USA) LLC .......................... 114,163 (114,163) – –
Goldman Sachs & Co. LLC ............................... 74,401,159 (74,401,159) – –
HSBC Bank PLC ...................................... 808,087 (808,087) – –

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF and iShares S&P Small-Cap 600 Growth ETF to
obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-
income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
S&P Small-Cap 600 Growth (continued)
J.P. Morgan Securities LLC ............................... $ 82,908,802 $ (82,908,802) $ – $ –
Jefferies LLC ......................................... 2,478,381 (2,478,381) – –
Morgan Stanley ....................................... 99,774,818 (99,774,818) – –
National Financial Services LLC ............................ 7,320,711 (7,320,711) – –
Natixis SA ........................................... 3,511,431 (3,511,431) – –
Nomura Securities International, Inc. ......................... 250,800 (250,800) – –
RBC Capital Markets LLC ................................ 38,969 (38,969) – –
Scotia Capital (USA), Inc. ................................ 10,980,820 (10,980,820) – –
SG Americas Securities LLC .............................. 90,840 (90,840) – –
State Street Bank & Trust Co. .............................. 286,689 (283,862) – 2,827
Toronto-Dominion Bank .................................. 1,974,472 (1,974,472) – –
UBS AG ............................................ 5,926,517 (5,926,517) – –
UBS Securities LLC .................................... 899,114 (899,114) – –
Virtu Americas LLC ..................................... 459,068 (459,068) – –
Wells Fargo Bank N.A. .................................. 1,445,703 (1,445,703) – –
Wells Fargo Securities LLC ............................... 179,193 (179,193) – –
$ 415,514,950 $ (415,512,123) $ – $ 2,827
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
42
instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.1800%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1710
Over $181 billion, up to and including $231 billion ............................................................................ 0.1624
Over $231 billion, up to and including $281 billion ............................................................................ 0.1543
Over $281 billion .................................................................................................. 0.1465

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
S&P Mid-Cap 400 Value ............................................................................................. 0.18%
S&P Small-Cap 600 Growth ........................................................................................... 0.18
iShares ETF Amounts
S&P Mid-Cap 400 Growth ................................................................................................... $ 1,021,635
S&P Mid-Cap 400 Value .................................................................................................... 128,219
S&P Small-Cap 600 Growth .................................................................................................. 153,399
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
S&P Mid-Cap 400 Growth ................................................................ $ 184,073,530 $ 152,326,856 $ (38,450,657)
S&P Mid-Cap 400 Value ................................................................. 108,002,453 212,719,107 (42,104,940)
S&P Small-Cap 600 Growth ............................................................... 136,675,763 273,428,273 73,540,124

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
44
7. Purchases and Sales
For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid
iShares ETF Purchases Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 806,173,785 $ 803,159,018
S&P Mid-Cap 400 Value ................................................................................. 604,901,991 604,189,835
S&P Small-Cap 600 Growth ............................................................................... 761,602,100 778,054,782
iShares ETF
In-kind
Purchases
In-kind
Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 369,047,072 $ 250,524,685
S&P Mid-Cap 400 Value ................................................................................. 1,897,848,223 2,422,519,088
S&P Small-Cap 600 Growth ............................................................................... 698,070,046 546,983,519
iShares ETF Amounts
S&P Mid-Cap 400 Growth .................................................................................................. $ 314,583,981
S&P Mid-Cap 400 Value ................................................................................................... 370,278,126
S&P Small-Cap 600 Growth ................................................................................................. 253,537,193
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
S&P Mid-Cap 400 Growth ........................................... $ 7,166,947,110 $ 627,849,311 $ (921,530,569) $ (293,681,258)
S&P Mid-Cap 400 Value ............................................. 7,829,392,137 200,693,955 (1,295,615,683) (1,094,921,728)
S&P Small-Cap 600 Growth .......................................... 5,613,029,400 320,387,476 (814,322,286) (493,934,810)

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant
Six Months Ended
09/30/22
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
S&P Mid-Cap 400 Growth
Shares sold 5,400,000 $ 371,007,864 21,850,000 $ 1,790,788,361
Shares redeemed (3,650,000) (251,951,091) (26,700,000) (2,146,241,019)
1,750,000 $ 119,056,773 (4,850,000) $ (355,452,658)
S&P Mid-Cap 400 Value
Shares sold 19,100,000 $ 1,930,575,719 29,700,000 $ 3,198,148,426
Shares redeemed (24,400,000) (2,462,179,005) (32,600,000) (3,477,065,587)
(5,300,000) $ (531,603,286) (2,900,000) $ (278,917,161)
S&P Small-Cap 600 Growth
Shares sold 6,800,000 $ 773,409,615 8,450,000 $ 1,117,417,618
Shares redeemed (5,500,000) (609,904,708) (11,850,000) (1,555,587,453)
1,300,000 $ 163,504,907 (3,400,000) $ (438,169,835)

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
46
fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Board Review and Approval of Investment Advisory Contract
47
Board Review and Approval of Investment Advisory Contract
iShares S&P Mid-Cap 400 Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
48
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares S&P Mid-Cap 400 Value ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed

Board Review and Approval of Investment Advisory Contract
(continued)
49
Board Review and Approval of Investment Advisory Contract
to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
50
reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares S&P Small-Cap 600 Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Board Review and Approval of Investment Advisory Contract
(continued)
51
Board Review and Approval of Investment Advisory Contract
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
52
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
53
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2022
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
S&P Mid-Cap 400 Growth ................ $ 0.397728 $ — $ — $ 0.397728 100% —% —% 100%
S&P Mid-Cap 400 Value ................. 1.019209 — — 1.019209 100 — — 100
S&P Small-Cap 600 Growth ............... 0.577660 — — 0.577660 100 — — 100

General Information
2022
iShares Semi-Annual Report to Shareholders
54
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
55
Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's

iS-SAR-321-0922
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2022
2022 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities
(MSCI Europe, Australasia,
Far East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(10.42) (14.15)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2022
2022
iShares Semi-Annual Report to Shareholders
4
iShares
®
Core S&P 500 ETF
Investment Objective
The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P
500
®
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (20.21)% (15.50)% 9.20% 11.66% (15.50)% 55.31% 201.21%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (20.29) (15.51) 9.20 11.66 (15.51) 55.31 201.34
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (20.20) (15.47) 9.24 11.70 (15.47) 55.55 202.44
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 797.90 $ 0.14 $ 1,000.00 $ 1,024.92 $ 0.15 0.03%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 26.4%
Health Care .................................... 15.1
Consumer Discretionary ............................ 11.7
Financials ...................................... 11.0
Communication Services ............................ 8.0
Industrials ...................................... 7.9
Consumer Staples ................................ 6.9
Energy ........................................ 4.6
Utilities ........................................ 3.1
Real Estate ..................................... 2.8
Materials ...................................... 2.5
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apple, Inc. ...................................... 6.9%
Microsoft Corp. ................................... 5.8
Amazon.com, Inc. ................................. 3.3
Tesla, Inc. ....................................... 2.3
Alphabet, Inc., Class A .............................. 1.9
Alphabet, Inc., Class C, NVS .......................... 1.7
Berkshire Hathaway, Inc., Class B ...................... 1.6
UnitedHealth Group, Inc. ............................. 1.6
Johnson & Johnson ................................ 1.4
Exxon Mobil Corp. ................................. 1.2
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
5
Fund Summary
iShares
®
Core S&P Total U.S. Stock Market ETF
Investment Objective
The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500
®
. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (20.62)% (18.02)% 8.48% 11.31% (18.02)% 50.25% 191.91%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (20.56) (17.95) 8.51 11.32 (17.95) 50.41 192.18
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (20.63) (18.05) 8.48 11.33 (18.05) 50.22 192.60
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 793.80 $ 0.13 $ 1,000.00 $ 1,024.92 $ 0.15 0.03%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 25.3%
Health Care .................................... 15.0
Financials ...................................... 11.8
Consumer Discretionary ............................ 11.6
Industrials ...................................... 8.9
Communication Services ............................ 7.4
Consumer Staples ................................ 6.2
Energy ........................................ 4.6
Real Estate ..................................... 3.4
Utilities ........................................ 3.0
Materials ...................................... 2.8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apple, Inc. ...................................... 5.8%
Microsoft Corp. ................................... 4.9
Amazon.com, Inc. ................................. 2.8
Tesla, Inc. ....................................... 2.0
Alphabet, Inc., Class A .............................. 1.6
Alphabet, Inc., Class C, NVS .......................... 1.4
Berkshire Hathaway, Inc., Class B ...................... 1.3
UnitedHealth Group, Inc. ............................. 1.3
Johnson & Johnson ................................ 1.2
Exxon Mobil Corp. ................................. 1.0
(a)
Excludes money market funds.

About Fund Performance
2022
iShares Semi-Annual Report To Shareholders
6
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Core S&P 500 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
Boeing Co. (The)
(a)(b)
................. 4,960,881 $ 600,663,471
General Dynamics Corp. .............. 1,995,803 423,449,523
Howmet Aerospace, Inc.
(a)
............. 3,301,443 102,113,632
Huntington Ingalls Industries, Inc. ........ 360,635 79,880,653
L3Harris Technologies, Inc. ............ 1,697,286 352,746,949
Lockheed Martin Corp. ............... 2,097,305 810,167,948
Northrop Grumman Corp.
(a)
............ 1,289,797 606,617,325
Raytheon Technologies Corp. .......... 13,122,500 1,074,207,850
Textron, Inc.
(a)
..................... 1,860,609 108,399,080
TransDigm Group, Inc. ............... 459,718 241,269,201
4,399,515,632
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.
(a)
......... 1,095,730 105,529,756
Expeditors International of Washington, Inc.
(a)
1,447,583 127,836,055
FedEx Corp. ...................... 2,116,516 314,239,130
United Parcel Service, Inc., Class B ...... 6,504,401 1,050,720,938
1,598,325,879
Airlines — 0.2%
(b)
Alaska Air Group, Inc. ................ 1,160,673 45,440,348
American Airlines Group, Inc.
(a)
.......... 5,685,879 68,457,983
Delta Air Lines, Inc.
(a)
................ 5,663,268 158,911,300
Southwest Airlines Co. ............... 5,311,172 163,796,545
United Airlines Holdings, Inc.
(a)
.......... 2,933,031 95,411,498
532,017,674
Auto Components — 0.1%
Aptiv plc
(a)(b)
....................... 2,421,672 189,398,967
BorgWarner, Inc. ................... 2,140,182 67,201,715
256,600,682
Automobiles — 2.6%
Ford Motor Co. .................... 35,198,197 394,219,807
General Motors Co.
(a)
................ 13,000,913 417,199,298
Tesla, Inc.
(a)(b)
..................... 23,671,408 6,278,840,972
7,090,260,077
Banks — 3.7%
Bank of America Corp. ............... 62,129,529 1,876,311,776
Citigroup, Inc. ..................... 17,210,729 717,171,077
Citizens Financial Group, Inc. .......... 4,375,724 150,349,877
Comerica, Inc. ..................... 1,153,986 82,048,405
Fifth Third Bancorp ................. 6,093,484 194,747,749
First Republic Bank
(a)
................ 1,631,608 213,006,424
Huntington Bancshares, Inc. ........... 12,774,818 168,372,101
JPMorgan Chase & Co. .............. 26,063,265 2,723,611,192
KeyCorp ......................... 8,367,097 134,040,894
M&T Bank Corp.
(a)
.................. 1,568,208 276,506,435
PNC Financial Services Group, Inc. (The) .. 3,644,173 544,512,330
Regions Financial Corp. .............. 8,304,959 166,680,527
Signature Bank .................... 568,837 85,894,387
SVB Financial Group
(a)(b)
.............. 526,030 176,630,353
Truist Financial Corp. ................ 11,782,340 513,003,084
US Bancorp ...................... 12,050,198 485,863,983
Wells Fargo & Co. .................. 33,710,747 1,355,846,244
Zions Bancorp NA .................. 1,301,942 66,216,770
9,930,813,608
Beverages — 1.9%
Brown-Forman Corp., Class B, NVS ...... 1,610,576 107,216,044
Coca-Cola Co. (The) ................ 34,591,655 1,937,824,513
Constellation Brands, Inc., Class A ....... 1,410,885 324,052,067
Keurig Dr Pepper, Inc. ............... 7,587,137 271,771,247
Molson Coors Beverage Co., Class B ..... 1,669,710 80,129,383
Security
Shares
Shares Value
Beverages (continued)
Monster Beverage Corp.
(a)(b)
............ 3,402,200 $ 295,855,312
PepsiCo, Inc. ..................... 12,265,518 2,002,468,469
5,019,317,035
Biotechnology — 2.2%
AbbVie, Inc. ...................... 15,713,958 2,108,970,303
Amgen, Inc. ...................... 4,754,227 1,071,602,766
Biogen, Inc.
(a)(b)
.................... 1,295,859 345,994,353
Gilead Sciences, Inc. ................ 11,139,340 687,185,885
Incyte Corp.
(a)(b)
.................... 1,636,769 109,074,286
Moderna, Inc.
(a)(b)
................... 2,981,636 352,578,457
Regeneron Pharmaceuticals, Inc.
(a)(b)
...... 952,671 656,266,472
Vertex Pharmaceuticals, Inc.
(a)(b)
......... 2,279,262 659,937,519
5,991,610,041
Building Products — 0.4%
Allegion plc ....................... 778,411 69,807,898
AO Smith Corp. .................... 1,141,481 55,453,147
Carrier Global Corp.
(a)
................ 7,504,433 266,857,637
Fortune Brands Home & Security, Inc. ..... 1,158,878 62,220,160
Johnson Controls International plc ....... 6,121,698 301,309,976
Masco Corp. ...................... 2,004,168 93,574,604
Trane Technologies plc
(a)
.............. 2,059,386 298,219,687
1,147,443,109
Capital Markets — 3.0%
Ameriprise Financial, Inc. ............. 965,921 243,363,796
Bank of New York Mellon Corp. (The) ..... 6,535,515 251,748,038
BlackRock, Inc.
(c)
................... 1,339,988 737,368,597
Cboe Global Markets, Inc. ............. 953,235 111,881,192
Charles Schwab Corp. (The)
(a)
.......... 13,570,762 975,330,665
CME Group, Inc., Class A ............. 3,201,221 567,032,276
FactSet Research Systems, Inc.
(a)
....... 335,852 134,377,744
Franklin Resources, Inc. .............. 2,490,463 53,594,764
Goldman Sachs Group, Inc. (The) ....... 3,033,809 889,057,727
Intercontinental Exchange, Inc.
(a)
........ 4,966,367 448,711,258
Invesco Ltd. ...................... 4,062,191 55,652,017
MarketAxess Holdings, Inc. ............ 330,309 73,490,449
Moody's Corp.
(a)
.................... 1,409,205 342,591,827
Morgan Stanley .................... 11,901,519 940,339,016
MSCI, Inc.
(a)
...................... 713,486 300,941,260
Nasdaq, Inc. ...................... 2,998,658 169,963,935
Northern Trust Corp. ................. 1,855,166 158,728,003
Raymond James Financial, Inc. ......... 1,724,720 170,436,830
S&P Global, Inc.
(a)
.................. 3,027,962 924,588,197
State Street Corp. .................. 3,262,823 198,412,267
T. Rowe Price Group, Inc.
(a)
............ 2,005,057 210,551,036
7,958,160,894
Chemicals — 1.8%
Air Products & Chemicals, Inc. .......... 1,976,877 460,078,584
Albemarle Corp.
(a)
.................. 1,038,149 274,528,122
Celanese Corp.
(a)
................... 890,155 80,416,603
CF Industries Holdings, Inc. ............ 1,779,366 171,263,977
Corteva, Inc.
(a)
..................... 6,386,502 364,988,589
Dow, Inc. ........................ 6,413,120 281,728,362
DuPont de Nemours, Inc. ............. 4,472,961 225,437,234
Eastman Chemical Co. ............... 1,096,648 77,916,840
Ecolab, Inc.
(a)
..................... 2,198,079 317,446,569
FMC Corp. ....................... 1,115,738 117,933,507
International Flavors & Fragrances, Inc. .... 2,268,032 206,005,347
Linde plc
(a)
....................... 4,429,244 1,194,079,890
LyondellBasell Industries NV, Class A ..... 2,256,926 169,901,389
Mosaic Co. (The)
(a)
.................. 3,083,166 149,009,413
PPG Industries, Inc. ................. 2,080,577 230,299,068

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Core S&P 500 ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Sherwin-Williams Co. (The)
(a)
........... 2,092,643 $ 428,468,654
4,749,502,148
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 764,385 296,726,613
Copart, Inc.
(a)(b)
.................... 1,906,757 202,878,945
Republic Services, Inc. ............... 1,833,813 249,471,921
Rollins, Inc.
(a)
..................... 2,036,497 70,625,716
Waste Management, Inc.
(a)
............ 3,341,939 535,412,047
1,355,115,242
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)(b)
.............. 2,200,897 248,459,262
Cisco Systems, Inc. ................. 36,802,877 1,472,115,080
F5, Inc.
(a)(b)
....................... 522,777 75,661,515
Juniper Networks, Inc. ............... 2,911,280 76,042,634
Motorola Solutions, Inc.
(a)
............. 1,482,951 332,136,536
2,204,415,027
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
............... 1,280,130 163,075,761
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 553,561 178,296,463
Vulcan Materials Co.
(a)
............... 1,172,789 184,960,553
363,257,016
Consumer Finance — 0.5%
American Express Co. ............... 5,330,694 719,163,927
Capital One Financial Corp. ............ 3,397,964 313,190,342
Discover Financial Services ............ 2,439,363 221,786,884
Synchrony Financial ................. 4,302,036 121,274,395
1,375,415,548
Containers & Packaging — 0.3%
Amcor plc ........................ 13,439,199 144,202,605
Avery Dennison Corp. ................ 720,778 117,270,581
Ball Corp.
(a)
....................... 2,818,834 136,206,059
International Paper Co. ............... 3,202,470 101,518,299
Packaging Corp. of America ........... 834,807 93,740,478
Sealed Air Corp. ................... 1,256,136 55,910,613
WestRock Co. ..................... 2,243,219 69,293,035
718,141,670
Distributors — 0.2%
Genuine Parts Co. .................. 1,262,934 188,581,305
LKQ Corp. ....................... 2,306,705 108,761,141
Pool Corp. ....................... 351,883 111,972,689
409,315,135
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B
(b)
...... 16,040,439 4,283,118,022
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ........................ 63,332,351 971,518,264
Lumen Technologies, Inc.
(a)
............ 8,392,664 61,098,594
Verizon Communications, Inc. .......... 37,325,003 1,417,230,364
2,449,847,222
Electric Utilities — 2.0%
Alliant Energy Corp. ................. 2,256,342 119,563,563
American Electric Power Co., Inc. ........ 4,559,121 394,136,010
Constellation Energy Corp.
(a)
........... 2,899,903 241,242,931
Duke Energy Corp. ................. 6,843,067 636,542,092
Edison International ................. 3,373,720 190,885,078
Entergy Corp. ..................... 1,805,249 181,662,207
Evergy, Inc. ....................... 2,032,622 120,737,747
Security
Shares
Shares Value
Electric Utilities (continued)
Eversource Energy ................. 3,081,671 $ 240,247,071
Exelon Corp. ...................... 8,856,205 331,753,439
FirstEnergy Corp. .................. 4,847,327 179,351,099
NextEra Energy, Inc. ................ 17,461,970 1,369,193,068
NRG Energy, Inc. ................... 2,117,290 81,028,688
PG&E Corp.
(b)
..................... 14,298,575 178,732,188
Pinnacle West Capital Corp. ........... 1,004,387 64,793,005
PPL Corp. ....................... 6,523,557 165,372,170
Southern Co. (The) ................. 9,447,446 642,426,328
Xcel Energy, Inc. ................... 4,884,549 312,611,136
5,450,277,820
Electrical Equipment — 0.5%
AMETEK, Inc.
(a)
.................... 2,033,692 230,641,010
Eaton Corp. plc .................... 3,558,287 474,533,154
Emerson Electric Co. ................ 5,270,590 385,912,600
Generac Holdings, Inc.
(a)(b)
............. 567,597 101,111,730
Rockwell Automation, Inc. ............. 1,025,920 220,685,651
1,412,884,145
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A
(a)
............ 5,307,596 355,396,628
CDW Corp.
(a)
...................... 1,197,678 186,933,582
Corning, Inc. ...................... 6,738,120 195,540,242
Keysight Technologies, Inc.
(a)(b)
.......... 1,597,557 251,391,569
TE Connectivity Ltd. ................. 2,850,802 314,614,509
Teledyne Technologies, Inc.
(a)(b)
......... 417,793 140,992,604
Trimble, Inc.
(a)(b)
.................... 2,213,325 120,117,148
Zebra Technologies Corp., Class A
(a)(b)
..... 464,888 121,805,305
1,686,791,587
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A ............ 9,034,777 189,368,926
Halliburton Co. .................... 8,022,039 197,502,600
Schlumberger NV
(a)
................. 12,604,101 452,487,226
839,358,752
Entertainment — 1.4%
Activision Blizzard, Inc. ............... 6,320,656 469,877,567
Electronic Arts, Inc.
(a)
................ 2,358,760 272,932,120
Live Nation Entertainment, Inc.
(a)(b)
....... 1,268,768 96,477,119
Netflix, Inc.
(a)(b)
..................... 3,952,332 930,537,046
Take-Two Interactive Software, Inc.
(a)(b)
.... 1,392,526 151,785,334
Walt Disney Co. (The)
(a)(b)
............. 16,202,449 1,528,377,014
Warner Bros Discovery, Inc.
(a)(b)
......... 19,743,363 227,048,674
3,677,034,874
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. ...... 1,316,581 184,571,490
American Tower Corp. ............... 4,137,931 888,413,786
AvalonBay Communities, Inc.
(a)
......... 1,241,299 228,634,863
Boston Properties, Inc. ............... 1,274,107 95,519,802
Camden Property Trust ............... 944,166 112,780,629
Crown Castle, Inc.
(a)
................. 3,848,638 556,320,623
Digital Realty Trust, Inc. .............. 2,566,519 254,547,354
Duke Realty Corp. .................. 3,405,861 164,162,500
Equinix, Inc.
(a)
..................... 808,671 460,004,412
Equity Residential .................. 3,004,331 201,951,130
Essex Property Trust, Inc. ............. 576,037 139,533,442
Extra Space Storage, Inc. ............. 1,186,946 204,997,444
Federal Realty Investment Trust
(a)
........ 632,233 56,976,838
Healthpeak Properties, Inc. ............ 4,789,182 109,768,051
Host Hotels & Resorts, Inc. ............ 6,328,419 100,495,294
Invitation Homes, Inc.
(a)
............... 5,177,876 174,856,872
Iron Mountain, Inc.
(a)
................. 2,610,772 114,795,645
Kimco Realty Corp.
(a)
................ 5,440,549 100,160,507
Mid-America Apartment Communities, Inc. .. 1,022,129 158,501,544

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Core S&P 500 ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc.
(a)
..................... 6,580,106 $ 668,538,770
Public Storage ..................... 1,401,420 410,349,790
Realty Income Corp. ................. 5,469,876 318,346,783
Regency Centers Corp. .............. 1,399,476 75,361,783
SBA Communications Corp., Class A
(a)
.... 959,179 273,030,302
Simon Property Group, Inc. ............ 2,923,139 262,351,725
UDR, Inc. ........................ 2,727,398 113,759,771
Ventas, Inc.
(a)
..................... 3,547,813 142,515,648
VICI Properties, Inc.
(a)
................ 8,534,903 254,766,854
Vornado Realty Trust ................ 1,467,213 33,980,653
Welltower, Inc.
(a)
................... 4,137,825 266,144,904
Weyerhaeuser Co.
(a)
................. 6,575,394 187,793,253
7,313,932,462
Food & Staples Retailing — 1.6%
Costco Wholesale Corp. .............. 3,936,842 1,859,252,371
Kroger Co. (The) ................... 5,815,783 254,440,506
Sysco Corp. ...................... 4,522,692 319,799,551
Walgreens Boots Alliance, Inc. .......... 6,391,035 200,678,499
Walmart, Inc.
(a)
.................... 12,668,245 1,643,071,377
4,277,242,304
Food Products — 1.1%
Archer-Daniels-Midland Co.
(a)
........... 4,981,953 400,798,119
Campbell Soup Co. ................. 1,802,073 84,913,680
Conagra Brands, Inc. ................ 4,279,895 139,652,974
General Mills, Inc. .................. 5,294,338 405,599,234
Hershey Co. (The) .................. 1,299,058 286,403,317
Hormel Foods Corp.
(a)
................ 2,584,494 117,439,407
JM Smucker Co. (The) ............... 946,970 130,123,148
Kellogg Co. ....................... 2,277,848 158,674,892
Kraft Heinz Co. (The) ................ 7,112,898 237,215,148
Lamb Weston Holdings, Inc. ........... 1,269,040 98,198,315
McCormick & Co., Inc., NVS
(a)
.......... 2,236,673 159,407,685
Mondelez International, Inc., Class A ...... 12,180,808 667,873,703
Tyson Foods, Inc., Class A ............ 2,558,668 168,692,981
3,054,992,603
Gas Utilities — 0.1%
Atmos Energy Corp.
(a)
................ 1,232,191 125,498,653
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories ................. 15,563,972 1,505,969,931
ABIOMED, Inc.
(a)(b)
.................. 407,414 100,085,323
Align Technology, Inc.
(a)(b)
.............. 649,109 134,436,965
Baxter International, Inc. .............. 4,463,400 240,398,724
Becton Dickinson and Co.
(a)
............ 2,534,654 564,796,951
Boston Scientific Corp.
(a)(b)
............. 12,746,895 493,687,243
Cooper Cos., Inc. (The)
(a)
............. 440,084 116,138,168
Dentsply Sirona, Inc. ................ 1,849,841 52,442,992
Dexcom, Inc.
(a)(b)
................... 3,477,222 280,055,460
Edwards Lifesciences Corp.
(b)
.......... 5,509,699 455,266,428
Hologic, Inc.
(a)(b)
.................... 2,234,270 144,155,100
IDEXX Laboratories, Inc.
(a)(b)
........... 742,717 241,977,199
Intuitive Surgical, Inc.
(a)(b)
.............. 3,173,790 594,895,198
Medtronic plc ..................... 11,808,895 953,568,271
ResMed, Inc. ..................... 1,297,385 283,219,146
STERIS plc
(a)
..................... 881,800 146,625,704
Stryker Corp. ..................... 2,992,472 606,095,279
Teleflex, Inc.
(a)
..................... 419,976 84,608,365
Zimmer Biomet Holdings, Inc. .......... 1,862,719 194,747,271
7,193,169,718
Health Care Providers & Services — 3.6%
AmerisourceBergen Corp. ............. 1,388,091 187,850,355
Cardinal Health, Inc. ................. 2,396,902 159,825,425
Centene Corp.
(b)
................... 5,068,509 394,380,685
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Cigna Corp.
(a)
..................... 2,711,710 $ 752,418,174
CVS Health Corp. .................. 11,667,773 1,112,755,511
DaVita, Inc.
(a)(b)
.................... 512,560 42,424,591
Elevance Health, Inc.
(a)
............... 2,133,046 968,914,815
HCA Healthcare, Inc.
(a)
............... 1,907,859 350,645,406
Henry Schein, Inc.
(a)(b)
................ 1,223,926 80,497,613
Humana, Inc. ..................... 1,127,476 547,040,080
Laboratory Corp. of America Holdings ..... 807,257 165,334,306
McKesson Corp.
(a)
.................. 1,275,358 433,455,923
Molina Healthcare, Inc.
(a)(b)
............. 516,384 170,324,099
Quest Diagnostics, Inc. ............... 1,032,666 126,697,792
UnitedHealth Group, Inc.
(a)
............. 8,313,255 4,198,526,305
Universal Health Services, Inc., Class B
(a)
.. 595,160 52,481,209
9,743,572,289
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.
(b)
.............. 352,903 579,893,738
Caesars Entertainment, Inc.
(a)(b)
......... 1,854,750 59,834,235
Carnival Corp.
(a)(b)
................... 8,666,558 60,925,903
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 246,717 370,756,439
Darden Restaurants, Inc. ............. 1,099,897 138,938,989
Domino's Pizza, Inc. ................. 319,486 99,104,557
Expedia Group, Inc.
(a)(b)
............... 1,359,614 127,382,236
Hilton Worldwide Holdings, Inc.
(a)
........ 2,449,343 295,439,753
Las Vegas Sands Corp.
(b)
............. 2,934,215 110,091,747
Marriott International, Inc., Class A ....... 2,443,358 342,412,190
McDonald's Corp. .................. 6,538,659 1,508,730,178
MGM Resorts International
(a)
........... 2,913,582 86,591,657
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 3,694,833 41,973,303
Royal Caribbean Cruises Ltd.
(a)(b)
........ 1,958,764 74,237,155
Starbucks Corp. .................... 10,197,546 859,245,226
Wynn Resorts Ltd.
(a)(b)
................ 904,978 57,040,763
Yum! Brands, Inc. .................. 2,520,932 268,075,909
5,080,673,978
Household Durables — 0.3%
DR Horton, Inc.
(a)
................... 2,807,966 189,116,510
Garmin Ltd. ....................... 1,372,224 110,203,310
Lennar Corp., Class A ................ 2,262,856 168,695,915
Mohawk Industries, Inc.
(a)(b)
............ 456,436 41,622,399
Newell Brands, Inc. ................. 3,360,982 46,684,040
NVR, Inc.
(b)
....................... 27,441 109,409,462
PulteGroup, Inc.
(a)
.................. 2,076,424 77,865,900
Whirlpool Corp. .................... 493,504 66,529,274
810,126,810
Household Products — 1.4%
Church & Dwight Co., Inc. ............. 2,169,772 155,008,512
Clorox Co. (The) ................... 1,091,105 140,086,971
Colgate-Palmolive Co. ............... 7,413,242 520,780,250
Kimberly-Clark Corp. ................ 2,991,601 336,674,777
Procter & Gamble Co. (The) ........... 21,237,220 2,681,199,025
3,833,749,535
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 5,945,606 134,370,696
Industrial Conglomerates — 0.8%
3M Co. .......................... 4,921,533 543,829,397
General Electric Co.
(a)
................ 9,756,733 604,039,340
Honeywell International, Inc. ........... 5,987,434 999,721,855
2,147,590,592
Insurance — 2.2%
Aflac, Inc. ........................ 5,135,029 288,588,630
Allstate Corp. (The) ................. 2,391,735 297,842,760
American International Group, Inc. ....... 6,735,451 319,799,214

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Core S&P 500 ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Aon plc, Class A
(a)
.................. 1,874,552 $ 502,136,244
Arthur J Gallagher & Co.
(a)
............. 1,868,988 320,008,125
Assurant, Inc. ..................... 480,082 69,741,512
Brown & Brown, Inc.
(a)
................ 2,062,284 124,726,936
Chubb Ltd.
(a)
...................... 3,711,791 675,100,547
Cincinnati Financial Corp. ............. 1,421,616 127,334,145
Everest Re Group Ltd. ............... 346,864 91,030,988
Globe Life, Inc. .................... 786,744 78,438,377
Hartford Financial Services Group, Inc. (The) 2,867,672 177,623,604
Lincoln National Corp. ............... 1,390,046 61,036,920
Loews Corp.
(a)
..................... 1,785,822 89,005,369
Marsh & McLennan Cos., Inc. .......... 4,434,994 662,100,254
MetLife, Inc. ...................... 5,938,637 360,950,357
Principal Financial Group, Inc. .......... 2,045,923 147,613,344
Progressive Corp. (The) .............. 5,208,706 605,303,724
Prudential Financial, Inc.
(a)
............. 3,303,687 283,390,271
Travelers Cos., Inc. (The) ............. 2,101,217 321,906,444
Willis Towers Watson plc
(a)
............. 974,583 195,832,708
WR Berkley Corp. .................. 1,824,009 117,794,501
5,917,304,974
Interactive Media & Services — 4.8%
(a)(b)
Alphabet, Inc., Class A ............... 53,289,501 5,097,140,770
Alphabet, Inc., Class C, NVS ........... 47,653,098 4,581,845,373
Match Group, Inc. .................. 2,536,406 121,113,387
Meta Platforms, Inc., Class A ........... 20,269,511 2,750,167,252
Twitter, Inc. ....................... 6,004,039 263,217,070
12,813,483,852
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.
(a)(b)
................ 78,771,487 8,901,178,031
eBay, Inc. ........................ 4,882,356 179,719,524
Etsy, Inc.
(a)(b)
...................... 1,112,714 111,416,053
9,192,313,608
IT Services — 4.4%
Accenture plc, Class A ............... 5,621,775 1,446,482,707
Akamai Technologies, Inc.
(a)(b)
........... 1,408,827 113,156,985
Automatic Data Processing, Inc.
(a)
........ 3,692,921 835,301,801
Broadridge Financial Solutions, Inc.
(a)
..... 1,037,085 149,672,107
Cognizant Technology Solutions Corp., Class A 4,600,233 264,237,383
DXC Technology Co.
(b)
............... 2,052,749 50,251,296
EPAM Systems, Inc.
(a)(b)
.............. 512,594 185,656,421
Fidelity National Information Services, Inc.
(a)
. 5,414,119 409,144,973
Fiserv, Inc.
(a)(b)
..................... 5,682,841 531,743,432
FleetCor Technologies, Inc.
(a)(b)
.......... 669,862 118,009,589
Gartner, Inc.
(a)(b)
.................... 702,724 194,436,704
Global Payments, Inc.
(a)
.............. 2,463,259 266,155,135
International Business Machines Corp. .... 8,027,052 953,694,048
Jack Henry & Associates, Inc. .......... 651,234 118,700,421
Mastercard, Inc., Class A .............. 7,583,032 2,156,159,319
Paychex, Inc. ..................... 2,837,547 318,401,149
PayPal Holdings, Inc.
(b)
............... 10,278,199 884,644,588
VeriSign, Inc.
(a)(b)
................... 827,195 143,683,771
Visa, Inc., Class A
(a)
................. 14,531,189 2,581,465,726
11,720,997,555
Leisure Products — 0.0%
Hasbro, Inc. ...................... 1,150,701 77,580,261
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc. ............. 2,654,719 322,681,095
Bio-Rad Laboratories, Inc., Class A
(b)
...... 191,796 80,005,784
Bio-Techne Corp.
(a)
.................. 350,611 99,573,524
Charles River Laboratories International, Inc.
(a)
(b)
........................... 450,367 88,632,226
Danaher Corp. .................... 5,818,653 1,502,899,883
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Illumina, Inc.
(a)(b)
.................... 1,400,133 $ 267,131,375
IQVIA Holdings, Inc.
(a)(b)
............... 1,650,715 299,010,515
Mettler-Toledo International, Inc.
(a)(b)
...... 200,712 217,595,893
PerkinElmer, Inc.
(a)
.................. 1,129,640 135,929,581
Thermo Fisher Scientific, Inc. ........... 3,482,039 1,766,055,360
Waters Corp.
(a)(b)
................... 528,502 142,447,144
West Pharmaceutical Services, Inc.
(a)
..... 660,841 162,619,753
5,084,582,133
Machinery — 1.6%
Caterpillar, Inc. .................... 4,691,823 769,834,318
Cummins, Inc. ..................... 1,252,488 254,893,833
Deere & Co. ...................... 2,471,858 825,328,668
Dover Corp. ...................... 1,269,054 147,946,315
Fortive Corp.
(a)
..................... 3,161,153 184,295,220
IDEX Corp. ....................... 666,639 133,227,804
Illinois Tool Works, Inc. ............... 2,504,058 452,358,078
Ingersoll Rand, Inc.
(a)
................ 3,574,706 154,641,781
Nordson Corp.
(a)
................... 477,114 101,276,989
Otis Worldwide Corp. ................ 3,729,051 237,913,454
PACCAR, Inc. ..................... 3,080,430 257,801,187
Parker-Hannifin Corp. ................ 1,135,843 275,226,117
Pentair plc ....................... 1,423,161 57,823,031
Snap-on, Inc. ..................... 463,534 93,332,571
Stanley Black & Decker, Inc. ........... 1,303,525 98,038,115
Westinghouse Air Brake Technologies Corp.
(a)
1,619,114 131,714,924
Xylem, Inc.
(a)
...................... 1,597,619 139,567,996
4,315,220,401
Media — 0.7%
Charter Communications, Inc., Class A
(a)(b)
.. 981,495 297,736,508
Comcast Corp., Class A .............. 39,138,736 1,147,939,127
DISH Network Corp., Class A
(a)(b)
........ 2,180,455 30,155,693
Fox Corp., Class A, NVS .............. 2,736,785 83,964,564
Fox Corp., Class B
(a)
................. 1,213,396 34,581,786
Interpublic Group of Cos., Inc. (The) ...... 3,531,864 90,415,718
News Corp., Class A, NVS
(a)
........... 3,384,455 51,139,115
News Corp., Class B ................ 935,571 14,426,505
Omnicom Group, Inc. ................ 1,808,588 114,103,817
Paramount Global, Class B, NVS ........ 4,509,250 85,856,120
1,950,318,953
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. .............. 12,670,449 346,283,371
Newmont Corp. .................... 7,033,476 295,616,997
Nucor Corp. ...................... 2,326,589 248,921,757
890,822,125
Multiline Retail — 0.5%
Dollar General Corp. ................ 2,016,435 483,662,099
Dollar Tree, Inc.
(a)(b)
................. 1,884,929 256,538,837
Target Corp. ...................... 4,121,066 611,524,984
1,351,725,920
Multi-Utilities — 0.9%
Ameren Corp. ..................... 2,282,499 183,855,294
CenterPoint Energy, Inc. .............. 5,648,197 159,166,192
CMS Energy Corp. .................. 2,556,875 148,912,400
Consolidated Edison, Inc. ............. 3,149,908 270,136,110
Dominion Energy, Inc. ................ 7,398,278 511,294,993
DTE Energy Co.
(a)
.................. 1,731,265 199,182,038
NiSource, Inc. ..................... 3,596,959 90,607,397
Public Service Enterprise Group, Inc. ..... 4,425,772 248,861,160
Sempra Energy .................... 2,789,568 418,267,826
WEC Energy Group, Inc. .............. 2,795,179 249,972,858
2,480,256,268

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Core S&P 500 ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 4.3%
APA Corp. ....................... 2,915,856 $ 99,693,117
Chevron Corp. ..................... 16,004,992 2,299,437,201
ConocoPhillips .................... 11,314,071 1,157,882,026
Coterra Energy, Inc. ................. 7,070,678 184,686,109
Devon Energy Corp. ................. 5,847,248 351,595,022
Diamondback Energy, Inc. ............. 1,587,288 191,204,712
EOG Resources, Inc. ................ 5,216,845 582,878,092
EQT Corp. ....................... 3,287,756 133,976,057
Exxon Mobil Corp. .................. 37,039,899 3,233,953,582
Hess Corp.
(a)
...................... 2,488,309 271,200,798
Kinder Morgan, Inc. ................. 17,542,307 291,903,988
Marathon Oil Corp. .................. 6,050,679 136,624,332
Marathon Petroleum Corp. ............ 4,423,337 439,370,064
Occidental Petroleum Corp.
(a)
........... 6,609,012 406,123,787
ONEOK, Inc. ...................... 3,964,357 203,133,653
Phillips 66 ........................ 4,264,730 344,249,006
Pioneer Natural Resources Co. ......... 2,118,877 458,800,437
Valero Energy Corp.
(a)
................ 3,491,922 373,111,866
Williams Cos., Inc. (The) .............. 10,849,138 310,610,821
11,470,434,670
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A
(a)
... 2,060,178 444,792,430
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co. .............. 18,977,114 1,349,083,034
Catalent, Inc.
(a)(b)
................... 1,587,348 114,860,501
Eli Lilly & Co.
(a)
.................... 7,009,114 2,266,397,012
Johnson & Johnson ................. 23,366,878 3,817,213,190
Merck & Co., Inc.
(a)
.................. 22,514,556 1,938,953,563
Organon & Co. .................... 2,240,712 52,432,661
Pfizer, Inc. ....................... 49,879,821 2,182,740,967
Viatris, Inc. ....................... 10,818,005 92,169,402
Zoetis, Inc., Class A
(a)
................ 4,158,585 616,676,570
12,430,526,900
Professional Services — 0.4%
CoStar Group, Inc.
(a)(b)
................ 3,535,736 246,264,012
Equifax, Inc.
(a)
..................... 1,086,191 186,205,723
Jacobs Solutions, Inc. ................ 1,129,746 122,566,144
Leidos Holdings, Inc.
(a)
............... 1,211,488 105,968,855
Nielsen Holdings plc
(a)
................ 3,192,587 88,498,512
Robert Half International, Inc. ........... 993,160 75,976,740
Verisk Analytics, Inc.
(a)
............... 1,399,813 238,710,111
1,064,190,097
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)(b)
.......... 2,854,347 192,696,966
Road & Rail — 0.9%
CSX Corp.
(a)
...................... 19,022,497 506,759,320
JB Hunt Transport Services, Inc.
(a)
....... 744,117 116,394,781
Norfolk Southern Corp. ............... 2,084,849 437,088,593
Old Dominion Freight Line, Inc.
(a)
........ 813,867 202,465,694
Union Pacific Corp. ................. 5,550,055 1,081,261,715
2,343,970,103
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.
(a)(b)
........ 14,347,310 909,045,562
Analog Devices, Inc. ................. 4,619,769 643,718,612
Applied Materials, Inc.
(a)
.............. 7,731,682 633,456,706
Broadcom, Inc. .................... 3,588,944 1,593,527,025
Enphase Energy, Inc.
(a)(b)
.............. 1,202,204 333,575,544
Intel Corp. ....................... 36,492,092 940,401,211
KLA Corp. ........................ 1,257,293 380,494,581
Lam Research Corp. ................ 1,215,870 445,008,420
Microchip Technology, Inc. ............. 4,927,604 300,731,672
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. ............... 9,794,287 $ 490,693,779
Monolithic Power Systems, Inc. ......... 391,007 142,091,944
NVIDIA Corp.
(a)
.................... 22,254,462 2,701,469,142
NXP Semiconductors NV
(a)
............ 2,345,497 345,984,262
ON Semiconductor Corp.
(a)(b)
........... 3,845,689 239,701,795
Qorvo, Inc.
(b)
...................... 921,609 73,184,971
QUALCOMM, Inc. .................. 9,980,674 1,127,616,548
Skyworks Solutions, Inc. .............. 1,419,704 121,058,160
SolarEdge Technologies, Inc.
(a)(b)
........ 490,960 113,637,602
Teradyne, Inc.
(a)
.................... 1,384,958 104,079,594
Texas Instruments, Inc. ............... 8,120,604 1,256,907,087
12,896,384,217
Software — 8.6%
Adobe, Inc.
(a)(b)
..................... 4,159,364 1,144,656,973
ANSYS, Inc.
(a)(b)
.................... 772,583 171,281,651
Autodesk, Inc.
(a)(b)
................... 1,926,548 359,879,167
Cadence Design Systems, Inc.
(b)
........ 2,434,023 397,792,379
Ceridian HCM Holding, Inc.
(a)(b)
.......... 1,366,755 76,374,269
Citrix Systems, Inc. ................. 1,102,057 114,503,722
Fortinet, Inc.
(a)(b)
.................... 5,786,634 284,297,329
Intuit, Inc. ........................ 2,507,001 971,011,627
Microsoft Corp. .................... 66,282,099 15,437,100,857
NortonLifeLock, Inc. ................. 5,287,150 106,483,201
Oracle Corp. ...................... 13,500,161 824,454,832
Paycom Software, Inc.
(a)(b)
............. 435,268 143,634,087
PTC, Inc.
(a)(b)
...................... 950,244 99,395,523
Roper Technologies, Inc.
(a)
............. 939,397 337,844,737
Salesforce, Inc.
(a)(b)
.................. 8,843,062 1,271,986,038
ServiceNow, Inc.
(a)(b)
................. 1,795,263 677,909,262
Synopsys, Inc.
(b)
................... 1,360,732 415,717,233
Tyler Technologies, Inc.
(a)(b)
............ 370,466 128,736,935
22,963,059,822
Specialty Retail — 2.2%
Advance Auto Parts, Inc. .............. 537,972 84,106,543
AutoZone, Inc.
(a)(b)
.................. 172,695 369,900,601
Bath & Body Works, Inc. .............. 2,038,656 66,460,186
Best Buy Co., Inc. .................. 1,794,969 113,693,336
CarMax, Inc.
(a)(b)
.................... 1,410,644 93,130,717
Home Depot, Inc. (The) .............. 9,134,192 2,520,488,941
Lowe's Cos., Inc. ................... 5,680,267 1,066,810,945
O'Reilly Automotive, Inc.
(a)(b)
............ 565,262 397,577,028
Ross Stores, Inc.
(a)
.................. 3,109,941 262,074,728
TJX Cos., Inc. (The) ................. 10,412,935 646,851,522
Tractor Supply Co. .................. 984,227 182,948,115
Ulta Beauty, Inc.
(a)(b)
................. 462,997 185,749,766
5,989,792,428
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.
(a)
...................... 134,259,259 18,554,629,594
Hewlett Packard Enterprise Co. ......... 11,545,265 138,312,274
HP, Inc. ......................... 8,126,491 202,512,156
NetApp, Inc. ...................... 1,952,832 120,782,659
Seagate Technology Holdings plc ........ 1,719,686 91,538,886
Western Digital Corp.
(b)
............... 2,822,105 91,859,518
19,199,635,087
Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B .................. 11,230,755 933,500,355
Ralph Lauren Corp., Class A ........... 378,315 32,130,293
Tapestry, Inc. ...................... 2,183,265 62,070,224
VF Corp. ........................ 2,894,157 86,564,236
1,114,265,108

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Core S&P 500 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Tobacco — 0.7%
Altria Group, Inc. ................... 16,004,839 $ 646,275,399
Philip Morris International, Inc. .......... 13,777,103 1,143,637,320
1,789,912,719
Trading Companies & Distributors — 0.2%
(a)
Fastenal Co. ...................... 5,082,922 234,017,729
United Rentals, Inc.
(b)
................ 624,963 168,815,005
WW Grainger, Inc. .................. 404,298 197,778,539
600,611,273
Water Utilities — 0.1%
American Water Works Co., Inc.
(a)
........ 1,610,008 209,558,641
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.
(a)(b)
................. 5,349,779 717,779,848
Total Long-Term Investments — 99.9%
(Cost: $282,730,272,569) .......................... 267,998,750,599
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(e)
............ 2,806,864,260 $ 2,807,706,319
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 413,992,123 413,992,123
Total Short-Term Securities — 1.2%
(Cost: $3,220,166,687) ........................... 3,221,698,442
Total Investments — 101.1%
(Cost: $285,950,439,256 ) .......................... 271,220,449,041
Liabilities in Excess of Other Assets — (1.1)% ............ (2,882,276,366)
Net Assets — 100.0% ..............................
$ 268,338,172,675
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,352,577,512 $ 1,453,956,841
(a)
$ — $ 82,989 $ 1,088,977 $ 2,807,706,319 2,806,864,260 $ 3,073,834
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 533,120,000 — (119,127,877)
(a)
— — 413,992,123 413,992,123 3,759,750 —
BlackRock, Inc. ............ 944,757,890 153,686,580 (89,404,505) 22,794,701 (294,466,069) 737,368,597 1,339,988 12,142,889 —
$ 22,877,690 $ (293,377,092) $ 3,959,067,039 $ 18,976,473 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Core S&P 500 ETF
Schedules of Investments
13
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 2,533 12/16/22 $ 456,130 $ (43,073,009)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 43,073,009 $ — $ — $ — $ 43,073,009
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (127,755,639) $ — $ — $ — $ (127,755,639)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (85,906,051) $ — $ — $ — $ (85,906,051)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 599,720,200

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Core S&P 500 ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,399,515,632 $ — $ — $ 4,399,515,632
Air Freight & Logistics .................................... 1,598,325,879 — — 1,598,325,879
Airlines .............................................. 532,017,674 — — 532,017,674
Auto Components ...................................... 256,600,682 — — 256,600,682
Automobiles .......................................... 7,090,260,077 — — 7,090,260,077
Banks ............................................... 9,930,813,608 — — 9,930,813,608
Beverages ........................................... 5,019,317,035 — — 5,019,317,035
Biotechnology ......................................... 5,991,610,041 — — 5,991,610,041
Building Products ....................................... 1,147,443,109 — — 1,147,443,109
Capital Markets ........................................ 7,958,160,894 — — 7,958,160,894
Chemicals ............................................ 4,749,502,148 — — 4,749,502,148
Commercial Services & Supplies ............................. 1,355,115,242 — — 1,355,115,242
Communications Equipment ................................ 2,204,415,027 — — 2,204,415,027
Construction & Engineering ................................ 163,075,761 — — 163,075,761
Construction Materials .................................... 363,257,016 — — 363,257,016
Consumer Finance ...................................... 1,375,415,548 — — 1,375,415,548
Containers & Packaging .................................. 718,141,670 — — 718,141,670
Distributors ........................................... 409,315,135 — — 409,315,135
Diversified Financial Services ............................... 4,283,118,022 — — 4,283,118,022
Diversified Telecommunication Services ........................ 2,449,847,222 — — 2,449,847,222
Electric Utilities ........................................ 5,450,277,820 — — 5,450,277,820
Electrical Equipment ..................................... 1,412,884,145 — — 1,412,884,145
Electronic Equipment, Instruments & Components ................. 1,686,791,587 — — 1,686,791,587
Energy Equipment & Services .............................. 839,358,752 — — 839,358,752
Entertainment ......................................... 3,677,034,874 — — 3,677,034,874
Equity Real Estate Investment Trusts (REITs) .................... 7,313,932,462 — — 7,313,932,462
Food & Staples Retailing .................................. 4,277,242,304 — — 4,277,242,304
Food Products ......................................... 3,054,992,603 — — 3,054,992,603
Gas Utilities ........................................... 125,498,653 — — 125,498,653
Health Care Equipment & Supplies ........................... 7,193,169,718 — — 7,193,169,718
Health Care Providers & Services ............................ 9,743,572,289 — — 9,743,572,289
Hotels, Restaurants & Leisure .............................. 5,080,673,978 — — 5,080,673,978
Household Durables ..................................... 810,126,810 — — 810,126,810
Household Products ..................................... 3,833,749,535 — — 3,833,749,535
Independent Power and Renewable Electricity Producers ............ 134,370,696 — — 134,370,696
Industrial Conglomerates .................................. 2,147,590,592 — — 2,147,590,592
Insurance ............................................ 5,917,304,974 — — 5,917,304,974
Interactive Media & Services ............................... 12,813,483,852 — — 12,813,483,852
Internet & Direct Marketing Retail ............................ 9,192,313,608 — — 9,192,313,608
IT Services ........................................... 11,720,997,555 — — 11,720,997,555
Leisure Products ....................................... 77,580,261 — — 77,580,261
Life Sciences Tools & Services .............................. 5,084,582,133 — — 5,084,582,133
Machinery ............................................ 4,315,220,401 — — 4,315,220,401
Media ............................................... 1,950,318,953 — — 1,950,318,953
Metals & Mining ........................................ 890,822,125 — — 890,822,125
Multiline Retail ......................................... 1,351,725,920 — — 1,351,725,920
Multi-Utilities .......................................... 2,480,256,268 — — 2,480,256,268
Oil, Gas & Consumable Fuels ............................... 11,470,434,670 — — 11,470,434,670
Personal Products ...................................... 444,792,430 — — 444,792,430
Pharmaceuticals ....................................... 12,430,526,900 — — 12,430,526,900
Professional Services .................................... 1,064,190,097 — — 1,064,190,097
Real Estate Management & Development ....................... 192,696,966 — — 192,696,966
Road & Rail ........................................... 2,343,970,103 — — 2,343,970,103

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Core S&P 500 ETF
Schedules of Investments
15
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ 12,896,384,217 $ — $ — $ 12,896,384,217
Software ............................................. 22,848,556,100 114,503,722 — 22,963,059,822
Specialty Retail ........................................ 5,989,792,428 — — 5,989,792,428
Technology Hardware, Storage & Peripherals .................... 19,199,635,087 — — 19,199,635,087
Textiles, Apparel & Luxury Goods ............................ 1,114,265,108 — — 1,114,265,108
Tobacco ............................................. 1,789,912,719 — — 1,789,912,719
Trading Companies & Distributors ............................ 600,611,273 — — 600,611,273
Water Utilities ......................................... 209,558,641 — — 209,558,641
Wireless Telecommunication Services ......................... 717,779,848 — — 717,779,848
Short-Term Securities
Money Market Funds ...................................... 3,221,698,442 — — 3,221,698,442
$ 271,105,945,319 $ 114,503,722 $ — $ 271,220,449,041
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (43,073,009) $ — $ — $ (43,073,009)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.
(a)
...................... 36,898 $ 1,321,686
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 75,996 3,039,080
AeroVironment, Inc.
(a)
................ 21,737 1,811,996
Air Industries Group
(a)
................ 9,273 6,120
Archer Aviation, Inc., Class A
(a)(b)
......... 170,437 444,841
Astra Space, Inc., Class A
(a)(b)
........... 160,239 97,906
Astrotech Corp.
(a)
................... 1,452 643
Axon Enterprise, Inc.
(a)(b)
.............. 78,234 9,055,586
Boeing Co. (The)
(a)(b)
................. 584,935 70,823,930
BWX Technologies, Inc. .............. 88,744 4,470,035
Byrna Technologies, Inc.
(a)(b)
............ 36,191 170,098
Curtiss-Wright Corp. ................. 38,490 5,356,268
Ducommun, Inc.
(a)
.................. 9,603 380,855
General Dynamics Corp. .............. 235,697 50,007,833
HEICO Corp.
(b)
.................... 44,052 6,342,607
HEICO Corp., Class A ................ 76,324 8,748,257
Hexcel Corp.
(b)
..................... 94,517 4,888,419
Howmet Aerospace, Inc. .............. 389,123 12,035,574
Huntington Ingalls Industries, Inc. ........ 39,852 8,827,218
Kaman Corp. ..................... 28,189 787,319
Kratos Defense & Security Solutions, Inc.
(a)
. 130,675 1,327,658
L3Harris Technologies, Inc. ............ 202,010 41,983,738
Lockheed Martin Corp. ............... 247,243 95,507,499
Maxar Technologies, Inc.
(b)
............ 71,670 1,341,662
Mercury Systems, Inc.
(a)
.............. 56,392 2,289,515
Momentus, Inc., Class A
(a)(b)
............ 96,476 132,172
Moog, Inc., Class A ................. 27,061 1,903,741
National Presto Industries, Inc. .......... 8,554 556,438
Northrop Grumman Corp. ............. 152,199 71,582,234
Parsons Corp.
(a)
.................... 40,194 1,575,605
Raytheon Technologies Corp. .......... 1,540,197 126,080,527
Rocket Lab USA, Inc.
(a)(b)
.............. 268,463 1,092,644
SIFCO Industries, Inc.
(a)
.............. 614 1,885
Spirit AeroSystems Holdings, Inc., Class A
(b)
. 111,308 2,439,871
Textron, Inc.
(b)
..................... 224,692 13,090,556
TransDigm Group, Inc. ............... 54,652 28,682,463
Triumph Group, Inc.
(a)
................ 88,237 757,956
V2X, Inc.
(a)
....................... 9,620 340,548
Virgin Galactic Holdings, Inc.
(a)(b)
......... 191,993 904,287
VirTra, Inc.
(a)(b)
..................... 8,230 44,524
Woodward, Inc. .................... 65,805 5,281,509
585,533,303
Air Freight & Logistics — 0.5%
Air T, Inc.
(a)(b)
...................... 379 6,488
Air Transport Services Group, Inc.
(a)
...... 59,074 1,423,093
Atlas Air Worldwide Holdings, Inc.
(a)(b)
..... 27,824 2,659,140
CH Robinson Worldwide, Inc. .......... 132,835 12,793,339
Expeditors International of Washington, Inc. . 173,328 15,306,596
FedEx Corp. ...................... 248,541 36,900,882
Forward Air Corp. .................. 28,973 2,615,103
GXO Logistics, Inc.
(a)
................ 126,275 4,427,202
Hub Group, Inc., Class A
(a)
............. 36,534 2,520,115
United Parcel Service, Inc., Class B ...... 766,865 123,879,372
202,531,330
Airlines — 0.2%
Alaska Air Group, Inc.
(a)
............... 131,951 5,165,882
Allegiant Travel Co.
(a)
................ 17,186 1,254,234
American Airlines Group, Inc.
(a)(b)
........ 677,875 8,161,615
Blade Air Mobility, Inc., Class A
(a)(b)
....... 81,931 330,182
Delta Air Lines, Inc.
(a)(b)
............... 649,720 18,231,143
Frontier Group Holdings, Inc.
(a)
.......... 48,823 473,583
Hawaiian Holdings, Inc.
(a)(b)
............ 56,799 746,907
Security
Shares
Shares Value
Airlines (continued)
JetBlue Airways Corp.
(a)(b)
............. 318,244 $ 2,109,958
Joby Aviation, Inc., Class A
(a)(b)
.......... 275,824 1,194,318
SkyWest, Inc.
(a)
.................... 57,137 929,048
Southwest Airlines Co.
(a)
.............. 624,217 19,250,852
Spirit Airlines, Inc. .................. 114,485 2,154,608
Sun Country Airlines Holdings, Inc.
(a)
...... 24,921 339,175
United Airlines Holdings, Inc.
(a)
.......... 335,587 10,916,645
Wheels Up Experience, Inc., Class A
(a)(b)
... 183,237 210,722
71,468,872
Auto Components — 0.2%
Adient plc
(a)
....................... 88,829 2,465,005
American Axle & Manufacturing Holdings, Inc.
(a)
112,049 765,295
Aptiv plc
(a)(b)
....................... 283,821 22,197,640
Autoliv, Inc. ....................... 85,623 5,705,060
BorgWarner, Inc.
(b)
.................. 261,374 8,207,144
Cooper-Standard Holdings, Inc.
(a)(b)
....... 16,590 96,886
Dana, Inc. ........................ 158,011 1,806,066
Dorman Products, Inc.
(a)
.............. 28,699 2,356,762
Fox Factory Holding Corp.
(a)
............ 46,864 3,706,005
Gentex Corp. ..................... 234,697 5,595,176
Gentherm, Inc.
(a)
................... 30,564 1,519,948
Goodyear Tire & Rubber Co. (The)
(a)
...... 307,806 3,105,763
Holley, Inc.
(a)(b)
..................... 76,059 308,039
Horizon Global Corp.
(a)(b)
.............. 48,457 59,602
LCI Industries ..................... 27,882 2,828,908
Lear Corp. ....................... 63,827 7,639,454
Luminar Technologies, Inc., Class A
(a)(b)
.... 199,583 1,453,962
Modine Manufacturing Co.
(a)
........... 74,488 963,875
Motorcar Parts of America, Inc.
(a)(b)
....... 36,588 556,869
Patrick Industries, Inc. ............... 27,075 1,186,968
QuantumScape Corp., Class A
(a)(b)
....... 277,371 2,332,690
Solid Power, Inc., Class A
(a)(b)
........... 114,802 603,858
Standard Motor Products, Inc. .......... 26,261 853,482
Stoneridge, Inc.
(a)(b)
.................. 28,101 476,312
Superior Industries International, Inc.
(a)
.... 74,416 224,736
Tenneco, Inc., Class A
(a)(b)
............. 87,371 1,519,382
Unique Fabricating, Inc.
(a)(b)
............ 714 374
Visteon Corp.
(a)
.................... 27,439 2,910,180
XL Fleet Corp., Class A
(a)
.............. 97,434 86,716
XPEL, Inc.
(a)(c)
..................... 15,804 1,018,410
82,550,567
Automobiles — 2.3%
Arcimoto, Inc.
(a)(b)
................... 36,101 49,819
Canoo, Inc., Class A
(a)(b)
.............. 166,042 311,329
Faraday Future Intelligent Electric, Inc.
(a)(b)
.. 684 435
Fisker, Inc., Class A
(a)(b)
............... 161,323 1,217,989
Ford Motor Co. .................... 4,154,640 46,531,968
General Motors Co. ................. 1,531,380 49,141,984
Harley-Davidson, Inc.
(b)
............... 137,677 4,802,174
Lordstown Motors Corp., Class A
(a)(b)
...... 257,906 471,968
Lucid Group, Inc.
(a)(b)
................. 631,191 8,817,738
Mullen Automotive, Inc.
(a)
.............. 684 224
Rivian Automotive, Inc., Class A
(a)(b)
....... 576,017 18,956,720
Tesla, Inc.
(a)
....................... 2,781,513 737,796,323
Thor Industries, Inc. ................. 58,487 4,092,920
Winnebago Industries, Inc. ............ 39,550 2,104,456
Workhorse Group, Inc.
(a)(b)
............. 135,910 390,062
874,686,109
Banks — 4.1%
1st Source Corp. ................... 18,262 845,531
Affinity Bancshares, Inc.
(a)
............. 2,365 34,553
Allegiance Bancshares, Inc.
(b)
.......... 16,019 666,871
Amerant Bancorp, Inc., Class A ......... 30,452 756,428

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
American National Bankshares, Inc. ...... 19,829 $ 633,537
Ameris Bancorp .................... 45,805 2,047,942
Arrow Financial Corp. ................ 12,476 359,558
Associated Banc-Corp. ............... 156,852 3,149,588
Atlantic Union Bankshares Corp. ........ 79,415 2,412,628
Auburn National BanCorp, Inc. .......... 595 13,697
Banc of California, Inc. ............... 59,743 954,096
BancFirst Corp. .................... 17,102 1,530,116
Bancorp, Inc. (The)
(a)
................ 33,568 737,825
Bank First Corp. ................... 9,433 721,436
Bank of America Corp. ............... 7,354,773 222,114,145
Bank of Hawaii Corp. ................ 58,342 4,440,993
Bank of Marin Bancorp ............... 21,824 653,629
Bank of Princeton (The) .............. 18,742 531,336
Bank of South Carolina Corp. ........... 960 15,706
Bank of the James Financial Group, Inc. ... 852 10,769
Bank OZK ....................... 122,660 4,852,430
BankFinancial Corp. ................. 8,588 81,242
BankUnited, Inc. ................... 56,308 1,924,044
Bankwell Financial Group, Inc. .......... 9,698 282,309
Banner Corp. ..................... 19,279 1,139,003
Bar Harbor Bankshares .............. 18,152 481,391
BayCom Corp. .................... 27,378 481,305
BCB Bancorp, Inc. .................. 11,894 200,176
Berkshire Hills Bancorp, Inc. ........... 41,358 1,129,073
Blue Ridge Bankshares, Inc. ........... 52,293 664,644
BOK Financial Corp. ................. 30,800 2,736,888
Brookline Bancorp, Inc. ............... 34,474 401,622
Business First Bancshares, Inc. ......... 25,926 558,187
Byline Bancorp, Inc. ................. 29,985 607,196
C&F Financial Corp. ................. 15,384 823,044
Cadence Bank .................... 126,467 3,213,526
Cambridge Bancorp ................. 8,371 667,504
Camden National Corp. .............. 27,142 1,156,249
Capital City Bank Group, Inc. ........... 9,634 299,714
Capstar Financial Holdings, Inc. ......... 37,872 701,768
Carter Bankshares, Inc.
(a)
............. 13,064 210,330
Cathay General Bancorp .............. 78,350 3,013,341
CB Financial Services, Inc. ............ 35,096 763,689
CBTX, Inc. ....................... 18,854 551,479
Citigroup, Inc. ..................... 2,030,790 84,623,019
Citizens & Northern Corp. ............. 11,427 276,305
Citizens Community Bancorp, Inc. ....... 799 9,724
Citizens Financial Group, Inc. .......... 512,779 17,619,086
Citizens Holding Co. ................. 828 12,668
City Holding Co. ................... 12,074 1,070,843
Civista Bancshares, Inc. .............. 11,489 238,512
CNB Financial Corp. ................. 11,619 273,860
Coastal Financial Corp.
(a)(b)
............ 10,745 427,006
Codorus Valley Bancorp, Inc. ........... 11,960 225,326
Colony Bankcorp, Inc. ............... 69,017 899,291
Columbia Banking System, Inc. ......... 54,505 1,574,649
Comerica, Inc. ..................... 138,359 9,837,325
Commerce Bancshares, Inc. ........... 133,687 8,844,732
Community Bank System, Inc. .......... 43,616 2,620,449
Community Trust Bancorp, Inc. ......... 18,601 754,271
Community West Bancshares .......... 8,780 122,481
ConnectOne Bancorp, Inc. ............ 35,759 824,603
CrossFirst Bankshares, Inc.
(a)
........... 73,626 960,819
Cullen/Frost Bankers, Inc. ............. 58,363 7,716,756
Customers Bancorp, Inc.
(a)
............. 20,514 604,753
CVB Financial Corp. ................. 110,929 2,808,722
Dime Community Bancshares, Inc. ....... 44,239 1,295,318
Eagle Bancorp Montana, Inc. ........... 45,539 865,241
Eagle Bancorp, Inc. ................. 22,012 986,578
Security
Shares
Shares Value
Banks (continued)
East West Bancorp, Inc. .............. 150,337 $ 10,093,626
Eastern Bankshares, Inc. ............. 223,949 4,398,358
Emclaire Financial Corp. .............. 23,351 823,123
Enterprise Financial Services Corp. ...... 38,843 1,710,646
Equity Bancshares, Inc., Class A ........ 10,668 316,093
Esquire Financial Holdings, Inc. ......... 22,511 845,288
Evans Bancorp, Inc. ................. 23,877 875,092
Farmers & Merchants Bancorp, Inc. ...... 20,704 556,316
Farmers National Banc Corp. ........... 23,869 312,445
FB Financial Corp. .................. 36,204 1,383,355
Fidelity D&D Bancorp, Inc. ............. 8,897 358,994
Fifth Third Bancorp ................. 733,739 23,450,298
Financial Institutions, Inc. ............. 12,882 310,070
First Bancorp ..................... 19,222 703,141
First BanCorp ..................... 133,225 1,822,518
First Bancshares, Inc. (The)
(b)
.......... 31,554 942,518
First Busey Corp. ................... 45,438 998,727
First Business Financial Services, Inc. ..... 10,303 332,890
First Capital, Inc. ................... 978 25,144
First Citizens BancShares, Inc., Class A
(b)
.. 14,018 11,178,374
First Commonwealth Financial Corp. ...... 43,678 560,826
First Community Bankshares, Inc. ....... 18,231 583,939
First Financial Bancorp ............... 65,509 1,380,930
First Financial Bankshares, Inc. ......... 171,061 7,155,482
First Financial Corp. ................. 10,715 484,211
First Foundation, Inc. ................ 66,492 1,206,165
First Hawaiian, Inc. ................. 139,548 3,437,067
First Horizon Corp. .................. 563,228 12,897,921
First Internet Bancorp ................ 22,982 778,171
First Interstate BancSystem, Inc., Class A .. 86,136 3,475,588
First Merchants Corp. ................ 55,271 2,137,882
First Mid Bancshares, Inc. ............. 25,988 830,836
First National Corp. ................. 3,235 49,495
First of Long Island Corp. (The) ......... 27,336 471,273
First Republic Bank ................. 193,686 25,285,707
First Savings Financial Group, Inc. ....... 32,346 743,311
First US Bancshares, Inc. ............. 8,698 69,236
First Western Financial, Inc.
(a)(b)
......... 26,354 649,626
Flushing Financial Corp. .............. 28,221 546,641
FNB Corp. ....................... 321,156 3,725,410
Franklin Financial Services Corp. ........ 27,374 863,923
Fulton Financial Corp. ................ 175,291 2,769,598
German American Bancorp, Inc. ......... 40,824 1,457,825
Glacier Bancorp, Inc. ................ 114,690 5,634,720
Glen Burnie Bancorp ................ 598 5,651
Great Southern Bancorp, Inc. ........... 9,491 541,651
Hancock Whitney Corp. .............. 86,164 3,947,173
HarborOne Bancorp, Inc. ............. 68,519 919,525
Hawthorn Bancshares, Inc. ............ 9,974 218,032
Heartland Financial USA, Inc. .......... 47,494 2,059,340
Heritage Commerce Corp. ............. 76,375 866,092
Heritage Financial Corp. .............. 21,867 578,819
Hilltop Holdings, Inc. ................. 45,998 1,143,050
Home BancShares, Inc. .............. 197,801 4,452,500
HomeTrust Bancshares, Inc. ........... 18,588 410,795
Hope Bancorp, Inc. ................. 84,149 1,063,643
Horizon Bancorp, Inc. ................ 73,060 1,312,158
Huntington Bancshares, Inc. ........... 1,549,140 20,417,665
Independent Bank Corp. .............. 58,174 3,098,344
Independent Bank Group, Inc. .......... 27,407 1,682,516
International Bancshares Corp. ......... 55,460 2,357,050
John Marshall Bancorp, Inc.
(b)
.......... 25,826 634,287
JPMorgan Chase & Co. .............. 3,063,833 320,170,548
KeyCorp ......................... 979,149 15,685,967
Lakeland Bancorp, Inc. ............... 52,470 840,045

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Lakeland Financial Corp.
(b)
............ 24,660 $ 1,795,495
Landmark Bancorp, Inc. .............. 861 22,016
Limestone Bancorp, Inc. .............. 457 8,966
Live Oak Bancshares, Inc.
(b)
............ 37,581 1,149,979
M&T Bank Corp. ................... 183,991 32,441,293
Macatawa Bank Corp. ............... 31,230 289,190
Malvern Bancorp, Inc.
(a)(b)
............. 8,747 125,694
Mercantile Bank Corp. ............... 18,298 543,634
Meridian Corp.
(b)
................... 28,242 823,819
Metropolitan Bank Holding Corp.
(a)(b)
...... 8,318 535,346
Midland States Bancorp, Inc. ........... 25,962 611,924
MidWestOne Financial Group, Inc. ....... 10,326 281,797
MVB Financial Corp. ................ 10,534 293,161
National Bank Holdings Corp., Class A .... 22,464 830,943
National Bankshares, Inc. ............. 10,068 339,896
NBT Bancorp, Inc. .................. 36,179 1,372,993
Nicolet Bankshares, Inc.
(a)(b)
............ 11,758 828,234
Northeast Bank .................... 22,758 834,536
Northrim BanCorp, Inc. ............... 9,659 401,428
Northwest Bancshares, Inc. ............ 93,733 1,266,333
Norwood Financial Corp. .............. 29,636 787,725
Oak Valley Bancorp ................. 8,750 156,362
OceanFirst Financial Corp. ............ 57,812 1,077,616
OFG Bancorp ..................... 34,848 875,730
Ohio Valley Banc Corp. ............... 30,331 843,808
Old National Bancorp ................ 305,768 5,035,999
Old Point Financial Corp. ............. 29,496 817,924
Old Second Bancorp, Inc. ............. 31,113 406,025
Origin Bancorp, Inc. ................. 37,490 1,442,240
Orrstown Financial Services, Inc. ........ 12,476 298,426
Pacific Premier Bancorp, Inc. ........... 80,724 2,499,215
PacWest Bancorp .................. 141,388 3,195,369
Park National Corp. ................. 11,990 1,492,515
Pathfinder Bancorp, Inc.
(b)
............. 713 14,502
Pathward Financial, Inc. .............. 27,664 911,805
Patriot National Bancorp, Inc.
(a)
......... 59 621
PCB Bancorp ..................... 40,279 727,842
PCSB Financial Corp.
(b)
.............. 29,471 528,415
Peapack-Gladstone Financial Corp. ...... 14,306 481,397
Penns Woods Bancorp, Inc. ............ 11,510 263,694
Peoples Bancorp of North Carolina, Inc. ... 34,034 844,043
Peoples Bancorp, Inc. ............... 27,715 801,795
Peoples Financial Services Corp. ........ 8,799 412,145
Pinnacle Financial Partners, Inc. ......... 83,953 6,808,588
Plumas Bancorp ................... 8,587 243,613
PNC Financial Services Group, Inc. (The) .. 439,983 65,742,260
Popular, Inc. ...................... 83,117 5,989,411
Premier Financial Corp. .............. 37,001 950,926
Primis Financial Corp. ................ 20,775 252,001
Professional Holding Corp., Class A
(a)
..... 36,143 937,549
Prosperity Bancshares, Inc. ............ 97,392 6,494,099
QCR Holdings, Inc. ................. 25,202 1,283,790
RBB Bancorp ..................... 28,565 593,581
Red River Bancshares, Inc. ............ 14,711 727,165
Regions Financial Corp. .............. 987,218 19,813,465
Renasant Corp. .................... 43,757 1,368,719
Republic First Bancorp, Inc.
(a)(b)
......... 32,532 92,066
S&T Bancorp, Inc. .................. 19,099 559,792
Salisbury Bancorp, Inc. ............... 32,615 781,455
Sandy Spring Bancorp, Inc. ............ 44,869 1,582,081
Seacoast Banking Corp. of Florida
(b)
...... 56,925 1,720,843
ServisFirst Bancshares, Inc. ........... 50,294 4,023,520
Shore Bancshares, Inc. ............... 21,590 373,939
Signature Bank .................... 68,519 10,346,369
Silvergate Capital Corp., Class A
(a)(b)
...... 40,372 3,042,030
Security
Shares
Shares Value
Banks (continued)
Simmons First National Corp., Class A .... 111,564 $ 2,430,980
SmartFinancial, Inc. ................. 10,169 251,276
Sound Financial Bancorp, Inc. .......... 16,355 662,705
South Plains Financial, Inc. ............ 36,387 1,002,826
Southern First Bancshares, Inc.
(a)
........ 8,696 362,275
Southside Bancshares, Inc. ............ 22,706 802,884
SouthState Corp. ................... 78,487 6,209,891
Stock Yards Bancorp, Inc. ............. 24,014 1,633,192
Summit State Bank ................. 954 13,843
SVB Financial Group
(a)
............... 62,745 21,068,516
Synovus Financial Corp. .............. 160,815 6,032,171
Texas Capital Bancshares, Inc.
(a)
........ 57,560 3,397,767
Tompkins Financial Corp. ............. 9,691 703,760
Towne Bank ...................... 80,677 2,164,564
TriCo Bancshares .................. 37,473 1,673,169
Triumph Bancorp, Inc.
(a)(b)
............. 21,917 1,191,189
Truist Financial Corp. ................ 1,409,648 61,376,074
Trustmark Corp. ................... 60,524 1,853,850
UMB Financial Corp. ................ 46,452 3,915,439
Umpqua Holdings Corp. .............. 228,484 3,904,792
Union Bankshares, Inc.
(b)
.............. 808 18,277
United Bancorp, Inc. ................. 8,603 138,250
United Bankshares, Inc. .............. 134,744 4,817,098
United Community Banks, Inc. .......... 95,674 3,166,809
Univest Financial Corp. ............... 25,620 601,558
US Bancorp ...................... 1,440,151 58,066,888
Valley National Bancorp .............. 449,872 4,858,618
Veritex Holdings, Inc. ................ 32,479 863,617
Village Bank and Trust Financial Corp. .... 113 5,095
Virginia National Bankshares Corp. ....... 26,062 845,451
Washington Federal, Inc. .............. 96,111 2,881,408
Washington Trust Bancorp, Inc. ......... 18,027 837,895
Webster Financial Corp. .............. 195,007 8,814,316
Wells Fargo & Co. .................. 3,979,314 160,048,009
WesBanco, Inc. .................... 66,339 2,213,732
Westamerica BanCorp ............... 18,425 963,443
Western Alliance Bancorp ............. 111,589 7,335,861
Wintrust Financial Corp. .............. 57,438 4,684,069
Zions Bancorp NA .................. 162,287 8,253,917
1,528,605,151
Beverages — 1.6%
Alkaline Water Co., Inc. (The)
(a)(b)
........ 199,833 67,344
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
9,612 3,110,924
Brown-Forman Corp., Class A .......... 57,460 3,881,997
Brown-Forman Corp., Class B, NVS ...... 195,919 13,042,328
Celsius Holdings, Inc.
(a)(b)
.............. 44,310 4,018,031
Coca-Cola Co. (The) ................ 4,053,224 227,061,608
Coca-Cola Consolidated, Inc. ........... 5,460 2,248,046
Constellation Brands, Inc., Class A ....... 167,784 38,536,629
Duckhorn Portfolio, Inc. (The)
(a)
......... 38,010 548,484
Eastside Distilling, Inc.
(a)(b)
............. 8,819 2,443
Keurig Dr Pepper, Inc. ............... 852,341 30,530,855
MGP Ingredients, Inc. ................ 10,853 1,152,155
Molson Coors Beverage Co., Class B ..... 197,718 9,488,487
Monster Beverage Corp.
(a)
............. 400,071 34,790,174
National Beverage Corp. .............. 17,480 673,679
PepsiCo, Inc. ..................... 1,428,914 233,284,500
Reed's, Inc.
(a)(b)
.................... 9,613 1,158
Willamette Valley Vineyards, Inc.
(a)
....... 794 4,899
602,443,741
Biotechnology — 2.8%
2seventy bio, Inc.
(a)
................. 31,581 459,504
4D Molecular Therapeutics, Inc.
(a)
........ 19,078 153,387

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
89bio, Inc.
(a)(b)
..................... 11,493 $ 66,544
Aadi Bioscience, Inc.
(a)(b)
.............. 22,192 313,573
AbbVie, Inc. ...................... 1,841,327 247,124,497
Abeona Therapeutics, Inc.
(a)(b)
.......... 1,142 3,472
ACADIA Pharmaceuticals, Inc.
(a)
......... 123,409 2,018,971
Achieve Life Sciences, Inc.
(a)(b)
.......... 154 508
Acorda Therapeutics, Inc.
(a)
............ 8,055 2,408
Actinium Pharmaceuticals, Inc.
(a)
........ 12,782 94,331
Adicet Bio, Inc.
(a)
................... 65,636 933,344
ADMA Biologics, Inc.
(a)
............... 155,849 378,713
Adverum Biotechnologies, Inc.
(a)
......... 114,958 109,210
Aeglea BioTherapeutics, Inc.
(a)
.......... 34,872 18,343
Agenus, Inc.
(a)
..................... 217,818 446,527
AgeX Therapeutics, Inc.
(a)(b)
............ 7,841 4,404
Agios Pharmaceuticals, Inc.
(a)(b)
......... 57,259 1,619,285
AIkido Pharma, Inc.
(a)(b)
............... 2,453 16,779
AIM ImmunoTech, Inc.
(a)(b)
............. 9,497 5,527
Akebia Therapeutics, Inc.
(a)(b)
........... 238,604 75,447
Akero Therapeutics, Inc.
(a)(b)
............ 31,483 1,071,996
Alaunos Therapeutics, Inc.
(a)(b)
.......... 295,852 508,865
Albireo Pharma, Inc.
(a)(b)
.............. 19,639 380,211
Aldeyra Therapeutics, Inc.
(a)
............ 82,507 440,587
Alector, Inc.
(a)(b)
.................... 95,780 906,079
Alkermes plc
(a)(b)
.................... 162,874 3,636,976
Allakos, Inc.
(a)
..................... 97,333 595,678
Allogene Therapeutics, Inc.
(a)(b)
.......... 65,402 706,342
Allovir, Inc.
(a)(b)
..................... 56,007 441,895
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 125,613 25,142,698
Alpine Immune Sciences, Inc.
(a)
......... 718 5,170
Altimmune, Inc.
(a)
................... 53,132 678,496
ALX Oncology Holdings, Inc.
(a)(b)
......... 35,983 344,357
Amgen, Inc. ...................... 557,820 125,732,628
Amicus Therapeutics, Inc.
(a)(b)
........... 286,321 2,989,191
AnaptysBio, Inc.
(a)(b)
................. 25,895 660,581
Anavex Life Sciences Corp.
(a)(b)
......... 111,835 1,154,137
Anika Therapeutics, Inc.
(a)
............. 18,067 429,995
Anixa Biosciences, Inc.
(a)(b)
............. 206,151 1,014,263
Annexon, Inc.
(a)(b)
................... 41,694 257,669
Annovis Bio, Inc.
(a)(b)
................. 9,558 130,945
Apellis Pharmaceuticals, Inc.
(a)
.......... 99,751 6,812,993
Applied Genetic Technologies Corp.
(a)(b)
.... 64,853 17,614
Applied Molecular Transport, Inc.
(a)
....... 17,160 16,700
Applied Therapeutics, Inc.
(a)
............ 10,065 9,361
Aprea Therapeutics, Inc.
(a)(b)
............ 15,340 9,971
Aptevo Therapeutics, Inc.
(a)
............ 1,033 3,140
Aptinyx, Inc.
(a)
..................... 59,014 21,723
AquaBounty Technologies, Inc.
(a)(b)
....... 109,572 85,554
Aravive, Inc.
(a)
..................... 1,635 1,336
ARCA biopharma, Inc.
(a)(b)
............. 48 99
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 24,747 366,751
Arcus Biosciences, Inc.
(a)
.............. 48,464 1,267,818
Arcutis Biotherapeutics, Inc.
(a)
.......... 28,035 535,749
Ardelyx, Inc.
(a)(b)
.................... 103,566 123,244
Aridis Pharmaceuticals, Inc.
(a)(b)
......... 12,908 12,004
Armata Pharmaceuticals, Inc.
(a)(b)
........ 5 21
Arrowhead Pharmaceuticals, Inc.
(a)
....... 106,888 3,532,648
Assembly Biosciences, Inc.
(a)(b)
.......... 54,680 89,675
Astria Therapeutics, Inc.
(a)
............. 76 687
Atara Biotherapeutics, Inc.
(a)(b)
.......... 97,226 367,514
Athenex, Inc.
(a)
.................... 93,777 25,264
Athersys, Inc.
(a)(b)
................... 373,593 691,147
Atreca, Inc., Class A
(a)(b)
............... 49,484 77,690
aTyr Pharma, Inc.
(a)
................. 406 1,218
Avalo Therapeutics, Inc.
(a)(b)
............ 5,069 16,829
AVEO Pharmaceuticals, Inc.
(a)
.......... 27,733 228,243
Security
Shares
Shares Value
Biotechnology (continued)
Avid Bioservices, Inc.
(a)(b)
.............. 79,124 $ 1,512,851
Avidity Biosciences, Inc.
(a)(b)
............ 63,081 1,030,113
Avita Medical, Inc.
(a)(b)
................ 26,136 137,737
Avrobio, Inc.
(a)(b)
.................... 48,482 31,150
Beam Therapeutics, Inc.
(a)(b)
............ 63,590 3,029,428
Bellicum Pharmaceuticals, Inc.
(a)(b)
....... 7,120 8,544
BioAtla, Inc.
(a)(b)
.................... 18,404 141,711
Biocept, Inc.
(a)
..................... 189 174
BioCryst Pharmaceuticals, Inc.
(a)
......... 176,041 2,218,117
Biogen, Inc.
(a)(b)
.................... 154,364 41,215,188
Biohaven Pharmaceutical Holding Co. Ltd.
(a)
. 68,357 10,333,528
BioMarin Pharmaceutical, Inc.
(a)
......... 195,088 16,537,610
Bio-Path Holdings, Inc.
(a)(b)
............. 260 829
Bioxcel Therapeutics, Inc.
(a)(b)
........... 22,237 262,841
Black Diamond Therapeutics, Inc.
(a)(b)
..... 20,921 35,356
Bluebird Bio, Inc.
(a)(b)
................. 78,877 499,291
Blueprint Medicines Corp.
(a)(b)
........... 67,293 4,433,936
Bolt Biotherapeutics, Inc.
(a)(b)
........... 26,283 38,899
BrainStorm Cell Therapeutics, Inc.
(a)(b)
..... 18,977 83,878
Bridgebio Pharma, Inc.
(a)(b)
............. 116,896 1,161,946
Brooklyn ImmunoTherapeutics, Inc.
(a)(b)
.... 19,263 4,756
C4 Therapeutics, Inc.
(a)(b)
.............. 40,437 354,632
Cabaletta Bio, Inc.
(a)(b)
................ 7,898 5,134
Calithera Biosciences, Inc.
(a)
........... 5,588 16,429
Calyxt, Inc.
(a)(b)
..................... 65,491 11,264
Capricor Therapeutics, Inc.
(a)(b)
.......... 141,189 847,134
Cardiff Oncology, Inc.
(a)(b)
.............. 39,306 60,531
CareDx, Inc.
(a)(b)
.................... 49,983 850,711
Caribou Biosciences, Inc.
(a)(b)
........... 35,286 372,267
CASI Pharmaceuticals, Inc.
(a)
........... 2,669 6,939
Catalyst Biosciences, Inc. ............. 8,024 4,044
Catalyst Pharmaceuticals, Inc.
(a)
......... 104,726 1,343,635
Celldex Therapeutics, Inc.
(a)(b)
........... 43,663 1,227,367
Cellectar Biosciences, Inc.
(a)
........... 5 17
CEL-SCI Corp.
(a)(b)
.................. 62,558 193,304
Cerevel Therapeutics Holdings, Inc.
(a)(b)
.... 53,818 1,520,897
Checkpoint Therapeutics, Inc.
(a)(b)
........ 73,157 76,083
ChemoCentryx, Inc.
(a)(b)
............... 73,909 3,818,139
Chimerix, Inc.
(a)
.................... 76,511 147,666
Chinook Therapeutics, Inc.
(a)
........... 47,109 926,163
Cidara Therapeutics, Inc.
(a)(b)
........... 9,992 6,275
Clovis Oncology, Inc.
(a)(b)
.............. 114,446 136,191
Cogent Biosciences, Inc.
(a)
............. 93,902 1,401,018
Cohbar, Inc.
(a)(c)
.................... 6,458 18,598
Coherus Biosciences, Inc.
(a)(b)
........... 92,068 884,773
Concert Pharmaceuticals, Inc.
(a)(b)
........ 138,815 930,061
ContraFect Corp.
(a)(b)
................. 18,005 3,025
Corbus Pharmaceuticals Holdings, Inc.
(a)(b)
.. 194,876 32,155
Corvus Pharmaceuticals, Inc.
(a)(b)
........ 8,966 7,339
Crinetics Pharmaceuticals, Inc.
(a)
........ 46,112 905,640
CRISPR Therapeutics AG
(a)(b)
........... 85,900 5,613,565
CTI BioPharma Corp.
(a)
............... 95,629 556,561
Cue Biopharma, Inc.
(a)
............... 31,118 69,393
Cullinan Oncology, Inc.
(a)(b)
............. 23,416 300,193
Curis, Inc.
(a)(b)
..................... 101,663 71,164
Cyclacel Pharmaceuticals, Inc.
(a)
......... 4,308 6,290
Cyclerion Therapeutics, Inc.
(a)(b)
......... 17,250 14,835
Cytokinetics, Inc.
(a)(b)
................. 100,251 4,857,161
CytomX Therapeutics, Inc.
(a)(b)
.......... 189,123 274,228
Day One Biopharmaceuticals, Inc.
(a)
...... 35,541 711,886
Deciphera Pharmaceuticals, Inc.
(a)(b)
...... 40,888 756,428
Denali Therapeutics, Inc.
(a)(b)
........... 101,210 3,106,135
DermTech, Inc.
(a)(b)
.................. 38,536 152,603
DiaMedica Therapeutics, Inc.
(a)
.......... 9,207 11,417
Dyadic International, Inc.
(a)(b)
........... 11,168 21,331

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Dynavax Technologies Corp.
(a)(b)
......... 85,657 $ 894,259
Dyne Therapeutics, Inc.
(a)
............. 44,032 559,206
Eagle Pharmaceuticals, Inc.
(a)
.......... 9,078 239,841
Editas Medicine, Inc.
(a)(b)
.............. 73,202 895,992
Eiger BioPharmaceuticals, Inc.
(a)
......... 27,935 210,351
Eledon Pharmaceuticals, Inc.
(a)
.......... 17 47
Emergent BioSolutions, Inc.
(a)
.......... 46,801 982,353
Enanta Pharmaceuticals, Inc.
(a)
......... 16,735 868,044
EQRx, Inc.
(a)(b)
..................... 233,430 1,155,478
Equillium, Inc.
(a)(b)
................... 6,199 13,762
Erasca, Inc.
(a)(b)
.................... 138,086 1,077,071
Exact Sciences Corp.
(a)(b)
.............. 178,175 5,788,906
Exagen, Inc.
(a)(b)
.................... 6,165 16,707
Exelixis, Inc.
(a)
..................... 332,980 5,221,126
Exicure, Inc.
(a)
..................... 7,445 11,689
Fate Therapeutics, Inc.
(a)
.............. 87,619 1,963,542
FibroGen, Inc.
(a)
.................... 93,958 1,222,394
First Wave BioPharma, Inc.
(a)(b)
.......... 2,637 3,903
Forma Therapeutics Holdings, Inc.
(a)
...... 23,196 462,760
Forte Biosciences, Inc.
(a)(b)
............. 7,488 8,012
Fortress Biotech, Inc.
(a)(b)
.............. 104,052 89,485
Frequency Therapeutics, Inc.
(a)
.......... 39,541 70,778
Fresh Tracks Therapeutics, Inc.
(a)(b)
....... 21 38
F-star Therapeutics, Inc.
(a)(b)
............ 15,284 78,254
G1 Therapeutics, Inc.
(a)(b)
.............. 39,799 497,090
Galectin Therapeutics, Inc.
(a)(b)
.......... 36,913 60,168
Galera Therapeutics, Inc.
(a)(b)
........... 12,055 20,976
Gemini Therapeutics, Inc.
(a)(b)
........... 48,665 79,811
Generation Bio Co.
(a)
................ 60,401 320,729
Geron Corp.
(a)(b)
.................... 389,031 910,333
Gilead Sciences, Inc. ................ 1,296,923 80,007,180
Global Blood Therapeutics, Inc.
(a)
........ 71,039 4,837,756
GlycoMimetics, Inc.
(a)(b)
............... 45,209 24,942
Gossamer Bio, Inc.
(a)(b)
............... 74,857 896,787
GreenLight Biosciences Holdings PBC
(a)(b)
.. 91,466 212,201
Gritstone bio, Inc.
(a)(b)
................ 75,354 193,660
Halozyme Therapeutics, Inc.
(a)
.......... 150,693 5,958,401
Harpoon Therapeutics, Inc.
(a)
........... 29,053 28,184
Heron Therapeutics, Inc.
(a)(b)
............ 100,479 424,021
Histogen, Inc.
(a)
.................... 67 90
Homology Medicines, Inc.
(a)(b)
........... 60,948 98,126
Hookipa Pharma, Inc.
(a)
............... 11,795 15,805
Horizon Therapeutics plc
(a)
............ 242,653 15,017,794
Humanigen, Inc.
(a)(b)
................. 112,334 20,220
iBio, Inc.
(a)(b)
...................... 3,354,379 571,251
Icosavax, Inc.
(a)(b)
................... 24,606 77,755
Ideaya Biosciences, Inc.
(a)
............. 35,508 529,779
Idera Pharmaceuticals, Inc.
(a)
........... 11,088 4,152
IGM Biosciences, Inc.
(a)(b)
............. 11,794 268,196
ImmuCell Corp.
(a)
................... 736 5,505
Immunic, Inc.
(a)(b)
................... 11,909 37,632
ImmunityBio, Inc.
(a)(b)
................. 70,376 349,769
ImmunoGen, Inc.
(a)
.................. 186,030 889,223
Immunovant, Inc.
(a)(b)
................. 53,420 298,084
Imunon, Inc.
(a)(b)
.................... 8,859 14,883
Incyte Corp.
(a)
..................... 199,754 13,311,607
Infinity Pharmaceuticals, Inc.
(a)(b)
......... 75,404 89,731
Inhibrx, Inc.
(a)
..................... 26,808 481,204
Inmune Bio, Inc.
(a)(b)
................. 5,441 33,734
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 254,903 439,708
Insmed, Inc.
(a)(b)
.................... 134,621 2,899,736
Intellia Therapeutics, Inc.
(a)(b)
........... 85,993 4,812,168
Intercept Pharmaceuticals, Inc.
(a)(b)
....... 31,100 433,845
Invivyd, Inc.
(a)(b)
.................... 208,269 651,882
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 151,014 6,679,349
Security
Shares
Shares Value
Biotechnology (continued)
Iovance Biotherapeutics, Inc.
(a)(b)
......... 144,984 $ 1,388,947
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 161,700 1,675,212
IsoRay, Inc.
(a)(b)
.................... 65,658 15,095
iTeos Therapeutics, Inc.
(a)
............. 34,690 660,845
IVERIC bio, Inc.
(a)
................... 115,134 2,065,504
Janux Therapeutics, Inc.
(a)(b)
............ 30,691 415,556
Jounce Therapeutics, Inc.
(a)
............ 23,247 54,398
KalVista Pharmaceuticals, Inc.
(a)
......... 22,411 325,184
Karuna Therapeutics, Inc.
(a)
............ 30,210 6,795,135
Karyopharm Therapeutics, Inc.
(a)
........ 84,822 463,128
Keros Therapeutics, Inc.
(a)
............. 15,280 574,834
Kezar Life Sciences, Inc.
(a)(b)
........... 43,935 378,280
Kiniksa Pharmaceuticals Ltd., Class A
(a)(b)
... 29,883 383,698
Kinnate Biopharma, Inc.
(a)(b)
............ 22,758 271,958
Kodiak Sciences, Inc.
(a)(b)
.............. 36,333 281,217
Kronos Bio, Inc.
(a)(b)
................. 65,500 219,425
Krystal Biotech, Inc.
(a)(b)
............... 22,613 1,576,126
Kura Oncology, Inc.
(a)
................ 68,331 933,401
Kymera Therapeutics, Inc.
(a)(b)
.......... 36,723 799,460
Larimar Therapeutics, Inc.
(a)
............ 1,212 3,878
Lexicon Pharmaceuticals, Inc.
(a)
......... 354,292 850,301
Ligand Pharmaceuticals, Inc.
(a)
.......... 19,359 1,667,003
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 112,443 127,061
Lisata Therapeutics, Inc.
(a)(b)
............ 556 2,574
LogicBio Therapeutics, Inc.
(a)
........... 18,884 5,146
Lumos Pharma, Inc.
(a)
................ 2,356 20,851
Lyell Immunopharma, Inc.
(a)(b)
........... 106,590 781,305
MacroGenics, Inc.
(a)
................. 68,603 237,366
Madrigal Pharmaceuticals, Inc.
(a)
........ 15,871 1,031,456
Magenta Therapeutics, Inc.
(a)(b)
.......... 20,438 28,818
MannKind Corp.
(a)
.................. 301,715 932,299
Marker Therapeutics, Inc.
(a)
............ 110,758 40,848
Matinas BioPharma Holdings, Inc.
(a)(b)
..... 253,421 161,176
MediciNova, Inc.
(a)(b)
................. 30,917 67,090
MEI Pharma, Inc.
(a)(b)
................ 198,972 76,923
Merrimack Pharmaceuticals, Inc.
(a)(b)
...... 10,291 38,591
Mersana Therapeutics, Inc.
(a)
........... 82,591 558,315
MiMedx Group, Inc.
(a)(b)
............... 86,962 249,581
Minerva Neurosciences, Inc.
(a)(b)
......... 2,258 20,841
Mirati Therapeutics, Inc.
(a)(b)
............ 54,631 3,815,429
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 52,469 1,102,374
Moderna, Inc.
(a)
.................... 352,764 41,714,343
Molecular Templates, Inc.
(a)
............ 63,459 47,575
Moleculin Biotech, Inc.
(a)
.............. 7,570 8,024
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 29,595 241,791
Morphic Holding, Inc.
(a)
............... 27,633 782,014
Mustang Bio, Inc.
(a)(b)
................ 103,654 48,655
Myovant Sciences Ltd.
(a)(b)
............. 41,214 740,203
Myriad Genetics, Inc.
(a)
............... 77,029 1,469,713
NanoViricides, Inc.
(a)
................. 1,651 2,856
Natera, Inc.
(a)
..................... 104,240 4,567,797
Navidea Biopharmaceuticals, Inc.
(a)
....... 7,852 1,987
Neoleukin Therapeutics, Inc.
(a)(b)
......... 53,199 34,047
NeuBase Therapeutics, Inc.
(a)(b)
......... 7,408 2,926
Neurocrine Biosciences, Inc.
(a)
.......... 103,158 10,956,411
NextCure, Inc.
(a)(b)
................... 20,479 56,317
NightHawk Biosciences, Inc.
(a)(b)
......... 12,604 21,805
Nkarta, Inc.
(a)(b)
.................... 32,583 428,792
Novavax, Inc.
(a)(b)
................... 77,182 1,404,712
Nurix Therapeutics, Inc.
(a)
............. 46,382 604,357
Nuvalent, Inc., Class A
(a)(b)
............. 25,689 499,394
Ocugen, Inc.
(a)(b)
.................... 180,557 321,391
Olema Pharmaceuticals, Inc.
(a)
.......... 40,673 112,257
OncoSec Medical, Inc.
(a)(b)
............. 1,207 589
Oncternal Therapeutics, Inc.
(a)(b)
......... 97,233 86,693

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
OpGen, Inc.
(a)
..................... 1 $ —
Oragenics, Inc.
(a)(b)
.................. 62,199 14,119
Organogenesis Holdings, Inc., Class A
(a)
... 64,457 208,841
Organovo Holdings, Inc.
(a)(b)
............ 5,337 10,941
Orgenesis, Inc.
(a)(b)
.................. 12,155 17,260
ORIC Pharmaceuticals, Inc.
(a)
.......... 308,905 988,496
Ovid therapeutics, Inc.
(a)(b)
............. 37,266 68,569
Oyster Point Pharma, Inc.
(a)(b)
........... 6,541 36,760
Palatin Technologies, Inc.
(a)(b)
........... 131,195 776,674
Passage Bio, Inc.
(a)
................. 25,912 32,390
PDL BioPharma, Inc.
(a)(d)
.............. 135,868 119,836
PDS Biotechnology Corp.
(a)(b)
........... 15,680 46,570
PhaseBio Pharmaceuticals, Inc.
(a)(b)
....... 48,353 8,510
Phio Pharmaceuticals Corp.
(a)
.......... 7 4
Pieris Pharmaceuticals, Inc.
(a)(b)
......... 114,316 131,463
Plus Therapeutics, Inc.
(a)
.............. 9 4
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 46,438 552,612
Point Biopharma Global, Inc.
(a)(b)
......... 100,478 776,695
PolarityTE, Inc.
(a)(b)
.................. 1,977 1,720
Praxis Precision Medicines, Inc.
(a)
........ 363,913 826,083
Precigen, Inc.
(a)
.................... 112,182 237,826
Precision BioSciences, Inc.
(a)
........... 84,336 109,637
Prelude Therapeutics, Inc.
(a)
............ 12,992 85,877
Prometheus Biosciences, Inc.
(a)
......... 29,388 1,734,186
Protagonist Therapeutics, Inc.
(a)
......... 51,692 435,764
Protara Therapeutics, Inc.
(a)
............ 3,853 11,405
Prothena Corp. plc
(a)
................. 42,989 2,606,423
PTC Therapeutics, Inc.
(a)(b)
............. 77,701 3,900,590
Puma Biotechnology, Inc.
(a)
............ 31,669 75,056
Qualigen Therapeutics, Inc.
(a)
........... 578 154
Quince Therapeutics, Inc.
(a)(b)
........... 28,744 38,230
RAPT Therapeutics, Inc.
(a)
............. 31,887 767,201
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
111,891 1,190,520
Regeneron Pharmaceuticals, Inc.
(a)
....... 112,832 77,726,580
REGENXBIO, Inc.
(a)
................. 54,453 1,439,193
Regulus Therapeutics, Inc.
(a)(b)
.......... 45,041 76,570
Relay Therapeutics, Inc.
(a)(b)
............ 95,978 2,147,028
Replimune Group, Inc.
(a)
.............. 30,155 520,777
REVOLUTION Medicines, Inc.
(a)
......... 81,012 1,597,557
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 39,954 978,873
Rigel Pharmaceuticals, Inc.
(a)
........... 217,467 256,611
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 41,679 665,197
Roivant Sciences Ltd.
(a)(b)
............. 192,131 618,662
Rubius Therapeutics, Inc.
(a)(b)
........... 74,297 32,230
Sage Therapeutics, Inc.
(a)
............. 54,541 2,135,826
Salarius Pharmaceuticals, Inc.
(a)
......... 802 156
Sana Biotechnology, Inc.
(a)(b)
........... 85,794 514,764
Sangamo Therapeutics, Inc.
(a)
.......... 118,852 582,375
Sarepta Therapeutics, Inc.
(a)
........... 96,120 10,625,105
Savara, Inc.
(a)(b)
.................... 30,392 47,108
Scholar Rock Holding Corp.
(a)(b)
......... 29,559 204,844
Seagen, Inc.
(a)
..................... 145,474 19,905,207
Selecta Biosciences, Inc.
(a)(b)
........... 225,749 370,228
SELLAS Life Sciences Group, Inc.
(a)
...... 2 4
Seres Therapeutics, Inc.
(a)(b)
............ 58,908 378,189
Sesen Bio, Inc.
(a)(b)
.................. 175,333 74,517
Shattuck Labs, Inc.
(a)
................ 21,194 57,224
Silverback Therapeutics, Inc.
(a)(b)
......... 23,122 122,084
Soleno Therapeutics, Inc.
(a)
............ 39 65
Solid Biosciences, Inc.
(a)
.............. 66,282 30,927
Soligenix, Inc.
(a)(b)
................... 17,514 7,648
Sonnet BioTherapeutics Holdings, Inc.
(a)(b)
.. 2 3
Sorrento Therapeutics, Inc.
(a)(b)
.......... 363,663 570,951
Spectrum Pharmaceuticals, Inc.
(a)(b)
....... 150,444 64,691
Spero Therapeutics, Inc.
(a)(b)
............ 38,586 77,172
Security
Shares
Shares Value
Biotechnology (continued)
SpringWorks Therapeutics, Inc.
(a)
........ 25,685 $ 732,793
Statera Biopharma, Inc.
(a)
............. 110,373 14,326
Stoke Therapeutics, Inc.
(a)
............. 23,409 300,572
Sutro Biopharma, Inc.
(a)
............... 73,749 409,307
Syndax Pharmaceuticals, Inc.
(a)
......... 49,590 1,191,648
Synlogic, Inc.
(a)
.................... 3,734 3,547
Synthetic Biologics, Inc.
(a)(b)
............ 109 107
Syros Pharmaceuticals, Inc.
(a)(b)
......... 21,529 138,647
T2 Biosystems, Inc.
(a)(b)
............... 75,320 8,511
Tango Therapeutics, Inc.
(a)(b)
............ 66,319 240,075
Taysha Gene Therapies, Inc.
(a)
.......... 46,264 89,290
TCR2 Therapeutics, Inc.
(a)(b)
............ 37,346 67,223
Tempest Therapeutics, Inc.
(a)
........... 88 153
Tenax Therapeutics, Inc.
(a)
............. 627 107
TG Therapeutics, Inc.
(a)
............... 153,469 908,536
Tonix Pharmaceuticals Holding Corp.
(a)(b)
... 40,267 21,511
Tracon Pharmaceuticals, Inc.
(a)
.......... 6,755 11,281
Travere Therapeutics, Inc.
(a)
............ 65,841 1,622,322
Trevena, Inc.
(a)(b)
................... 105,747 16,200
Twist Bioscience Corp.
(a)(b)
............. 54,762 1,929,813
Ultragenyx Pharmaceutical, Inc.
(a)(b)
....... 66,955 2,772,607
uniQure NV
(a)(b)
.................... 39,170 734,829
United Therapeutics Corp.
(a)
............ 46,586 9,754,177
Vaccinex, Inc.
(a)(b)
................... 2,566 1,270
Vanda Pharmaceuticals, Inc.
(a)
.......... 67,005 662,009
Vaxart, Inc.
(a)(b)
..................... 123,669 269,598
Vaxcyte, Inc.
(a)
..................... 59,917 1,438,008
VBI Vaccines, Inc.
(a)
................. 311,911 220,147
Veracyte, Inc.
(a)
.................... 78,521 1,303,449
Verastem, Inc.
(a)(b)
................... 128,871 109,540
Vericel Corp.
(a)
..................... 47,266 1,096,571
Vertex Pharmaceuticals, Inc.
(a)
.......... 267,737 77,520,571
Verve Therapeutics, Inc.
(a)
............. 44,175 1,517,411
Viking Therapeutics, Inc.
(a)(b)
............ 85,116 231,516
Vir Biotechnology, Inc.
(a)
.............. 86,583 1,669,320
Viracta Therapeutics, Inc.
(a)
............ 154,584 660,074
Viridian Therapeutics, Inc.
(a)
............ 46,831 960,504
VistaGen Therapeutics, Inc.
(a)
........... 188,199 28,625
Vor BioPharma, Inc.
(a)(b)
............... 22,256 88,579
Voyager Therapeutics, Inc.
(a)(b)
.......... 29,364 173,835
vTv Therapeutics, Inc., Class A
(a)(b)
....... 9,169 8,894
Vyant Bio, Inc.
(a)
.................... 257 143
X4 Pharmaceuticals, Inc.
(a)(b)
........... 5,710 9,764
XBiotech, Inc.
(a)
.................... 9,128 33,043
Xencor, Inc.
(a)
..................... 59,294 1,540,458
Yield10 Bioscience, Inc.
(a)(b)
............ 7 21
Y-mAbs Therapeutics, Inc.
(a)
............ 31,011 447,179
Yumanity Therapeutics, Inc.
(a)(b)
......... 330 518
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 37,474 811,687
1,059,734,871
Building Products — 0.6%
AAON, Inc. ....................... 39,596 2,133,432
Advanced Drainage Systems, Inc. ....... 65,056 8,091,015
Allegion plc ....................... 87,785 7,872,559
American Woodmark Corp.
(a)
........... 18,418 807,813
AO Smith Corp. .................... 138,454 6,726,095
Apogee Enterprises, Inc. .............. 27,034 1,033,239
Armstrong World Industries, Inc. ......... 46,261 3,665,259
AZEK Co., Inc. (The), Class A
(a)(b)
........ 115,483 1,919,327
Builders FirstSource, Inc.
(a)
............ 165,466 9,749,257
Carlisle Cos., Inc. .................. 52,351 14,679,744
Carrier Global Corp. ................. 879,976 31,291,947
CSW Industrials, Inc. ................ 18,817 2,254,277
Fortune Brands Home & Security, Inc. ..... 140,662 7,552,143

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Gibraltar Industries, Inc.
(a)
............. 38,915 $ 1,592,791
Griffon Corp. ...................... 46,502 1,372,739
Hayward Holdings, Inc.
(a)(b)
............. 44,101 391,176
Insteel Industries, Inc. ................ 28,775 763,401
Janus International Group, Inc.
(a)(b)
....... 68,690 612,715
JELD-WEN Holding, Inc.
(a)
............. 84,704 741,160
Jewett-Cameron Trading Co. Ltd.
(a)
....... 566 3,000
Johnson Controls International plc ....... 721,821 35,528,030
Lennox International, Inc. ............. 36,138 8,046,848
Masco Corp. ...................... 238,635 11,141,868
Masonite International Corp.
(a)(b)
......... 28,532 2,034,046
Owens Corning .................... 102,692 8,072,618
PGT Innovations, Inc.
(a)
............... 77,079 1,615,576
Quanex Building Products Corp. ......... 37,031 672,483
Resideo Technologies, Inc.
(a)
........... 149,062 2,841,122
Simpson Manufacturing Co., Inc. ........ 47,088 3,691,699
Tecnoglass, Inc. .................... 39,312 825,159
Trane Technologies plc
(b)
.............. 245,983 35,620,798
Trex Co., Inc.
(a)(b)
................... 120,187 5,281,017
UFP Industries, Inc. ................. 67,437 4,866,254
View, Inc., Class A
(a)(b)
................ 96,178 128,879
Zurn Elkay Water Solutions Corp. ........ 131,265 3,215,992
226,835,478
Capital Markets — 3.1%
Affiliated Managers Group, Inc. ......... 38,354 4,289,895
Ameriprise Financial, Inc. ............. 105,740 26,641,193
Ares Management Corp., Class A ........ 163,682 10,140,100
Artisan Partners Asset Management, Inc.,
Class A ....................... 69,104 1,860,971
Ashford, Inc.
(a)
..................... 329 4,435
AssetMark Financial Holdings, Inc.
(a)
...... 22,113 404,447
B Riley Financial, Inc. ................ 17,703 788,137
Bank of New York Mellon Corp. (The) ..... 770,192 29,667,796
BGC Partners, Inc., Class A ............ 434,211 1,363,422
BlackRock, Inc.
(e)
................... 157,467 86,650,941
Blackstone, Inc., Class A, NVS .......... 732,268 61,290,832
Blucora, Inc.
(a)
..................... 55,639 1,076,058
Blue Owl Capital, Inc., Class A .......... 403,308 3,722,533
Brightsphere Investment Group, Inc. ...... 53,887 803,455
Carlyle Group, Inc. (The) .............. 199,778 5,162,263
Cboe Global Markets, Inc. ............. 112,779 13,236,871
Charles Schwab Corp. (The) ........... 1,595,656 114,679,797
CME Group, Inc., Class A ............. 375,433 66,500,447
Cohen & Co., Inc. .................. 735 6,255
Cohen & Steers, Inc. ................ 31,448 1,969,588
Coinbase Global, Inc., Class A
(a)(b)
........ 166,973 10,768,089
Cowen, Inc., Class A
(b)
............... 27,718 1,071,023
Diamond Hill Investment Group, Inc. ...... 2,611 430,815
Donnelley Financial Solutions, Inc.
(a)
...... 27,970 1,034,051
Evercore, Inc., Class A ............... 180 14,805
FactSet Research Systems, Inc. ......... 39,527 15,815,148
Federated Hermes, Inc., Class B ........ 95,189 3,152,660
Focus Financial Partners, Inc., Class A
(a)
... 74,188 2,337,664
Forge Global Holdings, Inc.
(a)(b)
.......... 105,937 185,390
Franklin Resources, Inc. .............. 292,625 6,297,290
GCM Grosvenor, Inc., Class A .......... 66,897 527,817
Goldman Sachs Group, Inc. (The) ....... 354,223 103,805,050
Hamilton Lane, Inc., Class A ........... 41,035 2,446,096
Houlihan Lokey, Inc., Class A ........... 55,171 4,158,790
Interactive Brokers Group, Inc., Class A .... 100,214 6,404,677
Intercontinental Exchange, Inc. ......... 582,317 52,612,341
Invesco Ltd. ...................... 407,067 5,576,818
Janus Henderson Group plc ........... 170,319 3,459,179
Jefferies Financial Group, Inc. .......... 204,917 6,045,051
Security
Shares
Shares Value
Capital Markets (continued)
KKR & Co., Inc. .................... 582,647 $ 25,053,821
Lazard Ltd., Class A ................. 120,690 3,841,563
LPL Financial Holdings, Inc.
(b)
.......... 83,087 18,152,848
MarketAxess Holdings, Inc. ............ 39,171 8,715,156
Moelis & Co., Class A ................ 64,005 2,164,009
Moody's Corp. ..................... 166,233 40,412,905
Morgan Stanley .................... 1,391,261 109,923,532
Morningstar, Inc. ................... 22,934 4,869,347
MSCI, Inc. ....................... 85,047 35,871,974
Nasdaq, Inc.
(b)
..................... 361,840 20,509,091
Northern Trust Corp. ................. 220,415 18,858,707
Open Lending Corp., Class A
(a)
.......... 102,127 821,101
P10, Inc., Class A .................. 72,449 762,163
Perella Weinberg Partners, Class A ....... 68,734 435,086
Piper Sandler Cos. .................. 18,139 1,899,879
PJT Partners, Inc., Class A ............ 30,661 2,048,768
Pzena Investment Management, Inc., Class A 18,136 171,929
Raymond James Financial, Inc. ......... 203,196 20,079,829
Robinhood Markets, Inc., Class A
(a)(b)
...... 536,846 5,422,145
S&P Global, Inc. ................... 354,242 108,167,795
Safeguard Scientifics, Inc.
(a)(b)
........... 11,466 42,768
Sculptor Capital Management, Inc., Class A . 27,551 243,551
SEI Investments Co. ................. 102,028 5,004,473
Siebert Financial Corp.
(a)(b)
............. 47,011 69,576
State Street Corp. .................. 390,765 23,762,420
StepStone Group, Inc., Class A ......... 46,090 1,129,666
Stifel Financial Corp. ................ 107,677 5,589,513
StoneX Group, Inc.
(a)
................ 18,174 1,507,351
T. Rowe Price Group, Inc. ............. 238,526 25,047,615
TPG, Inc., Class A
(b)
................. 36,187 1,007,446
Tradeweb Markets, Inc., Class A ......... 118,654 6,694,459
Victory Capital Holdings, Inc., Class A ..... 28,044 653,706
Virtu Financial, Inc., Class A ............ 95,015 1,973,461
Virtus Investment Partners, Inc. ......... 8,355 1,332,790
WisdomTree Investments, Inc. .......... 84,957 397,599
1,159,040,232
Chemicals — 1.8%
AdvanSix, Inc. ..................... 28,940 928,974
Air Products & Chemicals, Inc. .......... 231,784 53,943,090
Albemarle Corp. ................... 122,885 32,495,709
American Vanguard Corp. ............. 27,716 518,289
Amyris, Inc.
(a)(b)
.................... 195,225 570,057
Ashland, Inc. ...................... 49,385 4,690,093
Aspen Aerogels, Inc.
(a)(b)
.............. 25,910 238,890
Avient Corp. ...................... 96,809 2,933,313
Axalta Coating Systems Ltd.
(a)(b)
......... 224,585 4,729,760
Balchem Corp. .................... 36,876 4,483,384
Cabot Corp. ...................... 53,302 3,405,465
Celanese Corp. .................... 106,153 9,589,862
CF Industries Holdings, Inc. ............ 208,051 20,024,909
Chase Corp. ...................... 9,139 763,746
Chemours Co. (The) ................. 171,955 4,238,691
Corteva, Inc. ...................... 756,763 43,249,005
Danimer Scientific, Inc., Class A
(a)(b)
....... 74,620 220,129
Diversey Holdings Ltd.
(a)(b)
............. 49,165 238,942
Dow, Inc. ........................ 743,246 32,650,797
DuPont de Nemours, Inc. ............. 531,336 26,779,334
Eastman Chemical Co. ............... 130,314 9,258,810
Ecolab, Inc. ...................... 260,782 37,662,136
Ecovyst, Inc.
(a)
..................... 38,502 324,957
Element Solutions, Inc. ............... 217,809 3,543,752
Flotek Industries, Inc.
(a)(b)
.............. 66,844 66,844
FMC Corp. ....................... 133,792 14,141,814
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 902,057 2,814,418

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Hawkins, Inc. ..................... 18,950 $ 738,861
HB Fuller Co. ..................... 59,984 3,605,038
Huntsman Corp. ................... 196,923 4,832,490
Ingevity Corp.
(a)
.................... 46,504 2,819,538
Innospec, Inc. ..................... 27,503 2,356,182
International Flavors & Fragrances, Inc. .... 267,034 24,254,698
Intrepid Potash, Inc.
(a)(b)
............... 11,671 461,821
Koppers Holdings, Inc. ............... 19,125 397,418
Linde plc ........................ 515,919 139,086,603
Livent Corp.
(a)(b)
.................... 191,627 5,873,368
LSB Industries, Inc.
(a)
................ 29,430 419,378
LyondellBasell Industries NV, Class A ..... 262,014 19,724,414
Mativ Holdings, Inc. ................. 54,322 1,199,430
Minerals Technologies, Inc.
(b)
........... 37,378 1,846,847
Mosaic Co. (The) ................... 356,663 17,237,523
NewMarket Corp. ................... 5,937 1,786,028
Northern Technologies International Corp. .. 1,726 22,973
Olin Corp.
(b)
....................... 141,482 6,066,748
Origin Materials, Inc., Class A
(a)(b)
........ 133,470 688,705
Orion Engineered Carbons SA .......... 64,633 862,851
Perimeter Solutions SA
(a)(b)
............ 90,564 725,418
PPG Industries, Inc. ................. 248,045 27,456,101
PureCycle Technologies, Inc.
(a)(b)
......... 77,184 622,875
Quaker Chemical Corp.
(b)
............. 16,406 2,368,698
Rayonier Advanced Materials, Inc.
(a)
...... 53,723 169,227
RPM International, Inc. ............... 138,931 11,574,342
Scotts Miracle-Gro Co. (The) ........... 40,773 1,743,046
Sensient Technologies Corp. ........... 46,983 3,257,801
Sherwin-Williams Co. (The) ............ 248,067 50,791,718
Stepan Co. ....................... 26,004 2,435,795
Trinseo plc ....................... 35,360 647,795
Tronox Holdings plc, Class A ........... 106,023 1,298,782
Valvoline, Inc. ..................... 199,194 5,047,576
Westlake Corp. .................... 38,330 3,330,110
Zymergen, Inc.
(a)(b)
.................. 27,025 75,130
660,330,498
Commercial Services & Supplies — 0.6%
ABM Industries, Inc. ................. 73,366 2,804,782
ACCO Brands Corp. ................. 104,642 512,746
ACV Auctions, Inc., Class A
(a)(b)
.......... 100,150 720,079
Aqua Metals, Inc.
(a)(b)
................ 56,177 42,425
Aris Water Solution, Inc., Class A ........ 41,665 531,645
Aurora Innovation, Inc., Class A
(a)(b)
....... 260,473 575,645
Brady Corp., Class A, NVS ............ 47,152 1,967,653
Brink's Co. (The) ................... 42,709 2,068,824
Casella Waste Systems, Inc., Class A
(a)(b)
... 53,627 4,096,567
Charah Solutions, Inc.
(a)(b)
............. 9,026 16,518
Cimpress plc
(a)(b)
................... 19,006 465,267
Cintas Corp. ...................... 91,328 35,452,616
Clean Harbors, Inc.
(a)
................ 56,060 6,165,479
CompX International, Inc. ............. 257 4,174
Copart, Inc.
(a)
..................... 222,643 23,689,215
CoreCivic, Inc.
(a)
................... 141,142 1,247,695
Deluxe Corp. ...................... 47,747 794,988
Driven Brands Holdings, Inc.
(a)
.......... 66,362 1,856,809
DSS, Inc.
(a)(b)
...................... 96,593 24,728
Ennis, Inc. ....................... 27,739 558,386
Fuel Tech, Inc.
(a)(b)
.................. 18,820 22,019
GEO Group, Inc. (The)
(a)
.............. 108,883 838,399
Harsco Corp.
(a)
.................... 84,796 317,137
Healthcare Services Group, Inc. ......... 75,912 917,776
Heritage-Crystal Clean, Inc.
(a)
........... 18,199 538,144
HNI Corp. ........................ 46,839 1,241,702
IAA, Inc.
(a)
........................ 141,177 4,496,487
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Interface, Inc. ..................... 56,379 $ 506,847
JanOne, Inc.
(a)
..................... 173 370
KAR Auction Services, Inc.
(a)
........... 141,177 1,576,947
Kimball International, Inc., Class B ....... 62,738 394,622
Matthews International Corp., Class A ..... 38,108 854,000
MillerKnoll, Inc. .................... 72,635 1,133,106
Montrose Environmental Group, Inc.
(a)(b)
.... 27,444 923,491
MSA Safety, Inc. ................... 36,848 4,026,749
Odyssey Marine Exploration, Inc.
(a)(b)
...... 8,805 27,296
Performant Financial Corp.
(a)(b)
.......... 37,933 70,176
Perma-Fix Environmental Services, Inc.
(a)
.. 10,172 45,571
Quad/Graphics, Inc., Class A
(a)(b)
......... 27,509 70,423
Quest Resource Holding Corp.
(a)(b)
....... 9,882 83,404
Recycling Asset Holdings, Inc., NVS
(a)(b)(d)
... 7,042 247
Republic Services, Inc. ............... 205,406 27,943,432
Rollins, Inc. ....................... 236,764 8,210,976
SP Plus Corp.
(a)
.................... 18,793 588,597
Steelcase, Inc., Class A .............. 93,645 610,565
Stericycle, Inc.
(a)(b)
.................. 92,263 3,885,195
Team, Inc.
(a)(b)
..................... 28,586 30,301
Tetra Tech, Inc. .................... 57,301 7,364,898
UniFirst Corp. ..................... 15,208 2,558,442
Viad Corp.
(a)
...................... 19,068 602,167
Waste Management, Inc. .............. 393,459 63,036,066
Wilhelmina International, Inc.
(a)(b)
......... 303 1,239
216,513,032
Communications Equipment — 0.8%
ADTRAN Holdings, Inc. .............. 126,536 2,477,575
Applied Optoelectronics, Inc.
(a)(b)
......... 21,774 59,225
Arista Networks, Inc.
(a)
............... 259,400 29,283,666
Aviat Networks, Inc.
(a)
................ 14,922 408,564
BK Technologies Corp. ............... 17,441 42,033
Calix, Inc.
(a)
....................... 69,058 4,222,206
Cambium Networks Corp.
(a)(b)
........... 9,699 164,107
Casa Systems, Inc.
(a)(b)
............... 28,948 90,607
Ciena Corp.
(a)(b)
.................... 166,958 6,750,112
Cisco Systems, Inc. ................. 4,329,954 173,198,160
Clearfield, Inc.
(a)
.................... 10,058 1,052,469
ClearOne, Inc.
(a)(b)
.................. 10,003 5,403
CommScope Holding Co., Inc.
(a)(b)
........ 204,969 1,887,764
Comtech Telecommunications Corp. ...... 26,744 267,707
Digi International, Inc.
(a)
............... 27,725 958,453
DZS, Inc.
(a)(b)
...................... 11,006 124,368
EMCORE Corp.
(a)(b)
................. 24,554 41,005
Extreme Networks, Inc.
(a)
.............. 92,785 1,212,700
F5, Inc.
(a)
........................ 64,596 9,348,979
Genasys, Inc.
(a)(b)
................... 29,214 80,923
Harmonic, Inc.
(a)(b)
.................. 129,640 1,694,395
Infinera Corp.
(a)(b)
................... 255,757 1,237,864
Inseego Corp.
(a)(b)
................... 79,100 163,737
Juniper Networks, Inc. ............... 328,184 8,572,166
KVH Industries, Inc.
(a)(b)
............... 18,122 167,085
Lantronix, Inc.
(a)(b)
................... 157,234 756,296
Lumentum Holdings, Inc.
(a)(b)
........... 72,204 4,951,028
Motorola Solutions, Inc. .............. 173,658 38,894,182
NETGEAR, Inc.
(a)
................... 37,240 746,290
NetScout Systems, Inc.
(a)
............. 73,600 2,305,152
Optical Cable Corp.
(a)
................ 10,237 35,318
Ubiquiti, Inc.
(b)
..................... 5,680 1,667,421
Viasat, Inc.
(a)
...................... 85,754 2,592,343
Viavi Solutions, Inc.
(a)
................ 237,061 3,093,646
Vislink Technologies, Inc.
(a)(b)
........... 4 2
298,552,951

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering — 0.2%
AECOM ......................... 144,115 $ 9,853,143
Ameresco, Inc., Class A
(a)
............. 34,419 2,288,175
API Group Corp.
(a)(b)
................. 218,400 2,898,168
Arcosa, Inc. ...................... 48,961 2,799,590
Argan, Inc. ....................... 12,415 399,391
Comfort Systems USA, Inc. ............ 37,347 3,634,984
Construction Partners, Inc., Class A
(a)
..... 48,244 1,265,440
Dycom Industries, Inc.
(a)
.............. 30,067 2,872,301
EMCOR Group, Inc. ................. 50,683 5,852,873
Fluor Corp.
(a)
...................... 149,401 3,718,591
Granite Construction, Inc. ............. 82,216 2,087,464
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 56,974 431,863
Infrastructure and Energy Alternatives, Inc.
(a)
27,523 372,661
MasTec, Inc.
(a)
..................... 55,733 3,539,045
Matrix Service Co.
(a)
................. 28,146 116,524
MDU Resources Group, Inc. ........... 224,955 6,152,519
MYR Group, Inc.
(a)
.................. 19,167 1,624,020
NV5 Global, Inc.
(a)
.................. 13,055 1,616,470
Orbital Infrastructure Group, Inc.
(a)(b)
...... 45,168 21,455
Orion Group Holdings, Inc.
(a)(b)
.......... 28,347 74,836
Primoris Services Corp. .............. 62,390 1,013,838
Quanta Services, Inc. ................ 149,593 19,056,652
Sterling Infrastructure, Inc.
(a)(b)
.......... 20,783 446,211
Valmont Industries, Inc. ............... 21,636 5,811,862
WillScot Mobile Mini Holdings Corp.
(a)(b)
.... 234,827 9,470,573
87,418,649
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 40,357 4,325,463
Martin Marietta Materials, Inc. .......... 65,218 21,006,066
Summit Materials, Inc., Class A
(a)
........ 123,702 2,963,900
Vulcan Materials Co. ................ 140,393 22,141,380
50,436,809
Consumer Finance — 0.6%
Ally Financial, Inc. .................. 337,460 9,391,512
American Express Co. ............... 625,866 84,435,582
Atlanticus Holdings Corp.
(a)(b)
........... 8,605 225,709
Bread Financial Holdings, Inc. .......... 48,318 1,519,601
Capital One Financial Corp. ............ 402,423 37,091,328
Credit Acceptance Corp.
(a)(b)
............ 7,729 3,385,302
Discover Financial Services ............ 293,375 26,673,655
Encore Capital Group, Inc.
(a)(b)
.......... 24,645 1,120,855
Enova International, Inc.
(a)
............. 31,153 911,848
EZCORP, Inc., Class A, NVS
(a)
.......... 56,140 432,840
FirstCash Holdings, Inc. .............. 46,226 3,390,677
Green Dot Corp., Class A
(a)
............ 39,318 746,256
LendingClub Corp.
(a)
................. 95,006 1,049,816
LendingTree, Inc.
(a)
.................. 11,007 262,627
Navient Corp. ..................... 172,189 2,529,457
Nelnet, Inc., Class A
(b)
................ 16,637 1,317,484
OneMain Holdings, Inc. ............... 115,594 3,412,335
Oportun Financial Corp.
(a)
............. 170,036 743,057
PRA Group, Inc.
(a)
.................. 46,920 1,541,791
PROG Holdings, Inc.
(a)
............... 72,565 1,087,024
SLM Corp. ....................... 281,225 3,934,338
SoFi Technologies, Inc.
(a)(b)
............ 809,172 3,948,759
Synchrony Financial ................. 507,144 14,296,389
Upstart Holdings, Inc.
(a)(b)
.............. 80,965 1,683,262
World Acceptance Corp.
(a)
............. 6,089 589,537
205,721,041
Containers & Packaging — 0.4%
Amcor plc ........................ 1,593,441 17,097,622
AptarGroup, Inc. ................... 65,065 6,183,127
Avery Dennison Corp. ................ 87,558 14,245,687
Security
Shares
Shares Value
Containers & Packaging (continued)
Ball Corp. ........................ 337,946 $ 16,329,551
Berry Global Group, Inc.
(a)
............. 119,903 5,579,087
Crown Holdings, Inc. ................ 124,243 10,067,410
Cryptyde, Inc.
(a)(b)
................... 20,757 14,378
Graphic Packaging Holding Co. ......... 312,673 6,172,165
Greif, Inc., Class A, NVS .............. 28,047 1,670,760
Greif, Inc., Class B .................. 9,360 569,088
International Paper Co. ............... 388,702 12,321,853
Myers Industries, Inc. ................ 28,221 464,800
O-I Glass, Inc.
(a)(b)
................... 170,077 2,202,497
Packaging Corp. of America ........... 97,533 10,951,981
Pactiv Evergreen, Inc. ............... 45,300 395,469
Ranpak Holdings Corp., Class A
(a)(b)
...... 38,705 132,371
Sealed Air Corp. ................... 151,863 6,759,422
Silgan Holdings, Inc. ................. 82,131 3,452,787
Sonoco Products Co. ................ 104,918 5,951,998
TriMas Corp.
(b)
..................... 46,987 1,177,964
WestRock Co. ..................... 275,167 8,499,909
130,239,926
Distributors — 0.1%
Educational Development Corp. ......... 1,390 3,350
Funko, Inc., Class A
(a)(b)
............... 18,399 372,028
Genuine Parts Co. .................. 145,220 21,684,250
Greenlane Holdings, Inc., Class A
(a)
...... 365 595
LKQ Corp. ....................... 279,878 13,196,248
Pool Corp. ....................... 43,254 13,763,855
49,020,326
Diversified Consumer Services — 0.2%
2U, Inc.
(a)(b)
....................... 84,589 528,681
ADT, Inc. ........................ 284,798 2,133,137
Adtalem Global Education, Inc.
(a)
........ 56,770 2,069,266
American Public Education, Inc.
(a)
........ 18,587 169,885
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 153,157 154,689
Bright Horizons Family Solutions, Inc.
(a)
.... 63,924 3,685,219
Carriage Services, Inc. ............... 18,628 599,076
Chegg, Inc.
(a)
...................... 147,341 3,104,475
Coursera, Inc.
(a)(b)
................... 83,426 899,332
Duolingo, Inc., Class A
(a)(b)
............. 29,337 2,793,762
European Wax Center, Inc., Class A ...... 36,357 670,787
Frontdoor, Inc.
(a)
.................... 91,768 1,871,149
Graham Holdings Co., Class B .......... 3,708 1,994,830
Grand Canyon Education, Inc.
(a)
......... 33,922 2,790,084
H&R Block, Inc. .................... 176,613 7,513,117
Laureate Education, Inc. .............. 115,543 1,218,979
Mister Car Wash, Inc.
(a)(b)
.............. 50,820 436,036
OneSpaWorld Holdings Ltd.
(a)
.......... 39,940 335,496
Perdoceo Education Corp.
(a)
........... 66,400 683,920
PowerSchool Holdings, Inc., Class A
(a)
..... 40,938 683,255
Regis Corp.
(a)(b)
.................... 37,878 38,257
Rover Group, Inc., Class A
(a)
........... 78,078 260,781
Service Corp. International ............ 163,416 9,435,640
Strategic Education, Inc. .............. 25,373 1,558,156
Stride, Inc.
(a)(b)
..................... 47,429 1,993,441
Terminix Global Holdings, Inc.
(a)
......... 119,534 4,576,957
Udemy, Inc.
(a)
..................... 56,787 686,555
Universal Technical Institute, Inc.
(a)(b)
...... 145,152 789,627
Vivint Smart Home, Inc., Class A
(a)
....... 41,001 269,787
XpresSpa Group, Inc.
(a)(b)
.............. 71,812 54,936
Zovio, Inc.
(a)
...................... 18,735 2,679
54,001,991
Diversified Financial Services — 1.4%
Acacia Research Corp.
(a)(b)
............. 30,995 125,220
Alerus Financial Corp. ............... 17,664 390,374

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Financial Services (continued)
A-Mark Precious Metals, Inc. ........... 21,378 $ 606,921
Apollo Global Management, Inc. ......... 449,834 20,917,281
Berkshire Hathaway, Inc., Class B
(a)
...... 1,872,485 499,990,945
Cannae Holdings, Inc.
(a)
.............. 85,057 1,757,278
Equitable Holdings, Inc. .............. 369,948 9,748,130
FlexShopper, Inc.
(a)(b)
................ 10,142 18,864
Jackson Financial, Inc., Class A ......... 62,065 1,722,304
LM Funding America, Inc.
(a)
............ 2,949 2,861
Voya Financial, Inc. ................. 93,823 5,676,291
540,956,469
Diversified Telecommunication Services — 0.9%
Anterix, Inc.
(a)
..................... 27,816 993,588
AST SpaceMobile, Inc., Class A
(a)(b)
....... 83,133 600,220
AT&T, Inc. ........................ 7,486,893 114,848,939
ATN International, Inc. ............... 9,612 370,735
Bandwidth, Inc., Class A
(a)
............. 29,391 349,753
Charge Enterprises, Inc.
(a)(b)
............ 152,296 268,041
Cogent Communications Holdings, Inc. .... 62,638 3,267,198
Consolidated Communications Holdings, Inc.
(a)
76,108 316,609
EchoStar Corp., Class A
(a)(b)
............ 47,124 776,132
Frontier Communications Parent, Inc.
(a)(b)
... 215,993 5,060,716
Globalstar, Inc.
(a)(b)
.................. 649,910 1,033,357
IDT Corp., Class B
(a)
................. 49,370 1,225,857
Iridium Communications, Inc.
(a)
.......... 125,873 5,584,985
Liberty Global plc, Class A
(a)
............ 182,746 2,849,010
Liberty Global plc, Class C, NVS
(a)(b)
...... 310,893 5,129,735
Liberty Latin America Ltd., Class A
(a)
...... 55,668 344,585
Liberty Latin America Ltd., Class C, NVS
(a)
.. 158,336 973,766
Lumen Technologies, Inc. ............. 967,556 7,043,808
Ooma, Inc.
(a)
...................... 19,499 239,838
Radius Global Infrastructure, Inc.
(a)(b)
...... 97,560 919,015
Verizon Communications, Inc. .......... 4,411,090 167,489,087
319,684,974
Electric Utilities — 1.8%
ALLETE, Inc. ..................... 54,322 2,718,816
Alliant Energy Corp. ................. 267,037 14,150,291
American Electric Power Co., Inc. ........ 536,365 46,368,754
Avangrid, Inc. ..................... 76,910 3,207,147
Constellation Energy Corp.
(b)
........... 347,823 28,935,395
Duke Energy Corp. ................. 803,929 74,781,476
Edison International ................. 393,719 22,276,621
Entergy Corp. ..................... 212,642 21,398,164
Evergy, Inc. ....................... 242,895 14,427,963
Eversource Energy ................. 360,591 28,111,674
Exelon Corp. ...................... 1,015,258 38,031,565
FirstEnergy Corp. .................. 550,493 20,368,241
Genie Energy Ltd., Class B ............ 18,730 175,125
Hawaiian Electric Industries, Inc. ........ 112,638 3,904,033
IDACORP, Inc. .................... 54,869 5,432,580
MGE Energy, Inc. ................... 35,972 2,360,842
NextEra Energy, Inc. ................ 2,046,714 160,482,845
NRG Energy, Inc. ................... 254,377 9,735,008
OGE Energy Corp. .................. 210,254 7,665,861
Otter Tail Corp. .................... 48,059 2,956,590
PG&E Corp.
(a)(b)
.................... 1,681,963 21,024,537
Pinnacle West Capital Corp. ........... 121,435 7,833,772
PNM Resources, Inc. ................ 84,342 3,856,960
Portland General Electric Co. ........... 93,705 4,072,419
PPL Corp. ....................... 768,734 19,487,407
Southern Co. (The) ................. 1,120,961 76,225,348
Xcel Energy, Inc. ................... 574,089 36,741,696
676,731,130
Security
Shares
Shares Value
Electrical Equipment — 0.7%
Acuity Brands, Inc. .................. 34,688 $ 5,462,319
Advent Technologies Holdings, Inc.
(a)(b)
.... 79,023 241,810
Allied Motion Technologies, Inc.
(b)
........ 12,449 356,290
American Superconductor Corp.
(a)(b)
...... 46,706 204,572
AMETEK, Inc. ..................... 238,866 27,089,793
Array Technologies, Inc.
(a)
............. 149,781 2,483,369
Atkore, Inc.
(a)(b)
..................... 45,886 3,570,390
AZZ, Inc. ........................ 19,316 705,227
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 56,681 361,625
Beam Global
(a)(b)
................... 6,552 79,934
Blink Charging Co.
(a)(b)
................ 37,758 669,072
Bloom Energy Corp., Class A
(a)(b)
........ 171,941 3,437,101
Broadwind, Inc.
(a)(b)
.................. 18,748 56,619
Capstone Green Energy Corp.
(a)(b)
........ 1,371 2,427
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 282,956 4,176,431
Eaton Corp. plc .................... 416,407 55,532,038
Emerson Electric Co. ................ 621,353 45,495,467
Encore Wire Corp.
(b)
................. 19,454 2,247,715
Energous Corp.
(a)(b)
.................. 55,331 56,991
Energy Focus, Inc.
(a)(b)
................ 18,683 9,715
Energy Vault Holdings, Inc.
(a)(b)
.......... 80,675 425,964
EnerSys
(b)
........................ 46,597 2,710,547
Enovix Corp.
(a)(b)
.................... 101,420 1,859,536
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 40,003 66,805
Espey Mfg. & Electronics Corp.
(a)
........ 612 8,439
Fluence Energy, Inc., Class A
(a)
......... 45,045 657,207
FuelCell Energy, Inc.
(a)(b)
.............. 434,962 1,483,220
Generac Holdings, Inc.
(a)
.............. 66,298 11,810,326
GrafTech International Ltd. ............ 175,465 756,254
Heliogen, Inc.
(a)(b)
................... 219,842 408,906
Hubbell, Inc. ...................... 56,034 12,495,582
Ideal Power, Inc.
(a)(b)
................. 636 6,583
nVent Electric plc ................... 180,328 5,700,168
Ocean Power Technologies, Inc.
(a)(b)
...... 15 12
Orion Energy Systems, Inc.
(a)(b)
.......... 28,575 44,577
Pineapple Energy, Inc.
(b)
.............. 2,241 1,948
Pioneer Power Solutions, Inc.
(a)
......... 8,648 24,474
Plug Power, Inc.
(a)(b)
................. 538,049 11,304,410
Regal Rexnord Corp. ................ 69,481 9,752,353
Rockwell Automation, Inc. ............. 121,132 26,056,705
Romeo Power, Inc., Class A
(a)(b)
......... 166,138 66,455
Sensata Technologies Holding plc ........ 170,964 6,373,538
Servotronics, Inc.
(a)
.................. 113 1,274
SES AI Corp., Class A
(a)(b)
............. 131,083 639,685
Shoals Technologies Group, Inc., Class A
(a)(b)
139,384 3,003,725
Stem, Inc.
(a)(b)
..................... 145,392 1,939,529
SunPower Corp.
(a)
.................. 78,649 1,812,073
Sunrun, Inc.
(a)(b)
.................... 214,326 5,913,254
Sunworks, Inc.
(a)(b)
.................. 49,817 138,989
Thermon Group Holdings, Inc.
(a)
......... 29,199 449,957
TPI Composites, Inc.
(a)
............... 40,100 452,328
Ultralife Corp.
(a)(b)
................... 9,646 46,397
Vertiv Holdings Co., Class A
(b)
.......... 309,454 3,007,893
Vicor Corp.
(a)(b)
..................... 25,711 1,520,549
Westwater Resources, Inc.
(a)(b)
.......... 24,653 28,104
263,206,671
Electronic Equipment, Instruments & Components — 0.8%
908 Devices, Inc.
(a)(b)
................. 18,858 310,214
ADDvantage Technologies Group, Inc.
(a)(b)
.. 8,627 15,184
Advanced Energy Industries, Inc. ........ 38,162 2,954,120
Aeva Technologies, Inc.
(a)(b)
............ 95,128 177,889
AEye, Inc., Class A
(a)(b)
............... 263,232 292,188
Akoustis Technologies, Inc.
(a)(b)
.......... 54,865 162,949
Amphenol Corp., Class A ............. 621,962 41,646,576

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Arlo Technologies, Inc.
(a)
.............. 66,416 $ 308,170
Arrow Electronics, Inc.
(a)
.............. 64,791 5,973,082
Avnet, Inc. ....................... 93,521 3,377,979
Badger Meter, Inc. .................. 35,361 3,267,003
Bel Fuse, Inc., Class A ............... 246 6,876
Bel Fuse, Inc., Class B, NVS
(b)
.......... 10,360 261,590
Belden, Inc. ...................... 46,428 2,786,609
Benchmark Electronics, Inc. ........... 47,987 1,189,118
CDW Corp. ....................... 142,721 22,275,894
Cemtrex, Inc.
(a)
.................... 788 165
ClearSign Technologies Corp.
(a)
......... 7,446 6,835
Coda Octopus Group, Inc.
(a)(b)
.......... 46,576 251,510
Cognex Corp. ..................... 180,742 7,491,756
Coherent Corp.
(a)(b)
.................. 135,448 4,720,363
Corning, Inc. ...................... 793,780 23,035,496
CTS Corp. ....................... 29,212 1,216,680
Data I/O Corp.
(a)(b)
.................. 9,141 25,503
Digital Ally, Inc.
(a)(b)
.................. 1,563,587 713,308
Electro-Sensors, Inc.
(a)
............... 222 1,123
ePlus, Inc.
(a)
...................... 21,373 887,834
Fabrinet
(a)
........................ 37,788 3,606,865
FARO Technologies, Inc.
(a)
............. 18,726 513,841
Frequency Electronics, Inc.
(a)
........... 9,141 52,561
Identiv, Inc.
(a)(b)
..................... 22,919 287,404
Insight Enterprises, Inc.
(a)
............. 37,727 3,109,082
IPG Photonics Corp.
(a)
............... 37,869 3,194,250
Iteris, Inc.
(a)(b)
...................... 28,112 83,493
Itron, Inc.
(a)(b)
...................... 44,559 1,876,379
Jabil, Inc. ........................ 135,789 7,836,383
Keysight Technologies, Inc.
(a)
........... 189,390 29,802,410
Kimball Electronics, Inc.
(a)(b)
............ 21,539 369,394
Knowles Corp.
(a)
................... 142,895 1,739,032
LGL Group, Inc. (The)
(a)
.............. 449 5,083
LightPath Technologies, Inc., Class A
(a)
.... 10,250 10,968
Lightwave Logic, Inc.
(a)(b)
.............. 122,407 898,467
Littelfuse, Inc.
(b)
.................... 26,657 5,296,479
Methode Electronics, Inc. ............. 37,902 1,408,059
MicroVision, Inc.
(a)(b)
................. 153,415 553,828
MICT, Inc.
(a)(b)
..................... 53,883 36,921
Mirion Technologies, Inc., Class A
(a)(b)
..... 112,977 843,938
Napco Security Technologies, Inc.
(a)(b)
..... 24,936 725,139
National Instruments Corp. ............ 142,468 5,376,742
Neonode, Inc.
(a)(b)
................... 2,003 7,011
nLight, Inc.
(a)
...................... 39,951 377,537
Novanta, Inc.
(a)
.................... 37,110 4,291,772
OSI Systems, Inc.
(a)
................. 6,509 469,039
Ouster, Inc., Class A
(a)(b)
.............. 82,432 79,415
PAR Technology Corp.
(a)(b)
............. 21,823 644,433
PC Connection, Inc. ................. 16,981 765,673
Plexus Corp.
(a)
..................... 28,067 2,457,547
Powerfleet, Inc.
(a)(b)
.................. 18,692 57,571
Research Frontiers, Inc.
(a)(b)
............ 19,011 40,493
Rogers Corp.
(a)
.................... 19,007 4,597,413
Sanmina Corp.
(a)
................... 59,310 2,733,005
ScanSource, Inc.
(a)
.................. 28,588 755,009
Schmitt Industries, Inc.
(a)
.............. 498 1,031
SmartRent, Inc., Class A
(a)
............. 159,728 362,583
Taitron Components, Inc., Class A ....... 800 3,088
TD SYNNEX Corp. .................. 44,665 3,626,351
TE Connectivity Ltd. ................. 336,117 37,093,872
Teledyne Technologies, Inc.
(a)(b)
......... 48,929 16,512,070
Trimble, Inc.
(a)
..................... 263,419 14,295,749
TTM Technologies, Inc.
(a)
.............. 102,838 1,355,405
Universal Security Instruments, Inc.
(a)(b)
.... 622 2,401
Velodyne Lidar, Inc.
(a)(b)
............... 210,549 199,411
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc. ............ 133,019 $ 2,366,408
Vishay Precision Group, Inc.
(a)
.......... 10,190 301,522
Vontier Corp. ...................... 178,735 2,986,662
Wireless Telecom Group, Inc.
(a)
......... 18,673 24,275
Zebra Technologies Corp., Class A
(a)
...... 55,545 14,553,345
301,942,823
Energy Equipment & Services — 0.4%
Archrock, Inc. ..................... 141,618 909,188
Baker Hughes Co., Class A
(b)
........... 1,061,882 22,257,047
Bristow Group, Inc.
(a)
................ 36,150 849,164
Cactus, Inc., Class A ................ 67,852 2,607,552
ChampionX Corp. .................. 196,182 3,839,282
Core Laboratories NV
(b)
............... 46,930 632,616
Diamond Offshore Drilling, Inc.
(a)(b)
....... 98,092 650,350
DMC Global, Inc.
(a)
.................. 16,614 265,492
Dril-Quip, Inc.
(a)
.................... 36,117 705,004
ENGlobal Corp.
(a)(b)
.................. 18,216 22,952
Enservco Corp.
(a)(b)
.................. 37,493 48,366
Expro Group Holdings NV
(a)(b)
........... 28,388 361,663
Exterran Corp.
(a)(b)
.................. 55,128 229,332
Geospace Technologies Corp.
(a)(b)
........ 18,047 79,587
Gulf Island Fabrication, Inc.
(a)
........... 10,334 43,093
Halliburton Co. .................... 946,180 23,294,952
Helix Energy Solutions Group, Inc.
(a)
...... 143,101 552,370
Helmerich & Payne, Inc. .............. 112,804 4,170,364
Independence Contract Drilling, Inc.
(a)
..... 1,071 3,213
KLX Energy Services Holdings, Inc.
(a)(b)
.... 18,809 154,798
Liberty Energy, Inc., Class A
(a)(b)
......... 164,446 2,085,175
Mammoth Energy Services, Inc.
(a)
........ 28,301 96,506
MIND Technology, Inc.
(a)
.............. 10,103 6,468
Nabors Industries Ltd.
(a)(b)
............. 11,682 1,185,139
Natural Gas Services Group, Inc.
(a)
....... 83,587 839,214
Newpark Resources, Inc.
(a)
............ 93,640 235,973
NexTier Oilfield Solutions, Inc.
(a)
......... 172,242 1,274,591
Nine Energy Service, Inc.
(a)
............ 17,602 46,469
Noble Corp. plc
(a)(b)
.................. 65,256 1,930,273
NOV, Inc.
(b)
....................... 402,515 6,512,693
Oceaneering International, Inc.
(a)
........ 112,300 893,908
Oil States International, Inc.
(a)
........... 73,462 285,767
Patterson-UTI Energy, Inc. ............ 233,343 2,725,446
ProFrac Holding Corp., Class A
(a)
........ 34,247 520,897
ProPetro Holding Corp.
(a)
.............. 86,428 695,745
Ranger Energy Services, Inc.
(a)
......... 6,098 59,638
RPC, Inc. ........................ 54,749 379,411
Schlumberger NV .................. 1,482,651 53,227,171
SEACOR Marine Holdings, Inc.
(a)(b)
....... 47,634 267,703
Select Energy Services, Inc., Class A
(a)
.... 57,356 399,771
Smart Sand, Inc.
(a)(b)
................. 147,952 230,805
Solaris Oilfield Infrastructure, Inc., Class A .. 37,442 350,457
Superior Drilling Products, Inc.
(a)(b)
........ 9,888 6,625
TechnipFMC plc
(a)(b)
................. 444,128 3,757,323
TETRA Technologies, Inc.
(a)(b)
........... 96,708 347,182
Tidewater, Inc.
(a)(b)
.................. 34,490 748,433
Transocean Ltd.
(a)(b)
................. 619,260 1,529,572
US Silica Holdings, Inc.
(a)
............. 66,994 733,584
US Well Services, Inc., Class A
(a)(b)
....... 7,349 37,259
Valaris Ltd.
(a)(b)
..................... 67,605 3,308,589
Weatherford International plc
(a)
.......... 67,569 2,181,803
148,575,975
Entertainment — 1.3%
Activision Blizzard, Inc. ............... 746,648 55,505,812
AMC Entertainment Holdings, Inc., Class A
(a)(b)
526,160 3,667,335

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Chicken Soup For The Soul Entertainment,
Inc.
(a)
......................... 4,116 $ 28,318
Cinedigm Corp., Class A
(a)(b)
............ 93,374 36,864
Cinemark Holdings, Inc.
(a)
............. 112,887 1,367,062
CuriosityStream, Inc., Class A
(a)(b)
........ 63,409 92,577
Electronic Arts, Inc. ................. 279,277 32,315,142
Endeavor Group Holdings, Inc., Class A
(a)(b)
. 151,134 3,061,975
Gaia, Inc., Class A
(a)
................. 18,756 45,577
Genius Brands International, Inc.
(a)(b)
...... 472,847 284,370
Liberty Media Corp.-Liberty Braves, Class A
(a)
20,359 573,106
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)(b)
....................... 37,181 1,022,477
Liberty Media Corp.-Liberty Formula One,
Class A
(a)(b)
..................... 18,294 960,801
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 215,044 12,580,074
Lions Gate Entertainment Corp., Class A
(a)
.. 59,403 441,364
Lions Gate Entertainment Corp., Class B,
NVS
(a)(b)
....................... 120,411 836,857
Live Nation Entertainment, Inc.
(a)(b)
....... 146,816 11,163,889
LiveOne, Inc.
(a)(b)
................... 96,936 68,786
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 27,027 1,191,620
Madison Square Garden Sports Corp.
(a)
.... 18,478 2,525,204
Marcus Corp. (The)
(b)
................ 24,829 344,875
Netflix, Inc.
(a)
...................... 464,632 109,392,958
Playtika Holding Corp.
(a)(b)
............. 107,096 1,005,631
ROBLOX Corp., Class A
(a)(b)
............ 380,051 13,621,028
Roku, Inc., Class A
(a)(b)
............... 130,658 7,369,111
Sciplay Corp., Class A
(a)
.............. 56,833 668,356
Skillz, Inc., Class A
(a)(b)
............... 288,922 294,700
Take-Two Interactive Software, Inc.
(a)
...... 167,817 18,292,053
Walt Disney Co. (The)
(a)
.............. 1,911,425 180,304,720
Warner Bros Discovery, Inc.
(a)
.......... 2,297,360 26,419,640
Warner Music Group Corp., Class A
(b)
..... 107,553 2,496,305
World Wrestling Entertainment, Inc., Class A 48,075 3,373,423
491,352,010
Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust ................. 71,655 904,286
Agree Realty Corp. ................. 83,315 5,630,428
Alexander & Baldwin, Inc. ............. 65,948 1,093,418
Alexander's, Inc. ................... 1,605 335,381
Alexandria Real Estate Equities, Inc. ...... 154,932 21,719,917
American Assets Trust, Inc. ............ 77,625 1,996,515
American Homes 4 Rent, Class A
(b)
....... 312,356 10,248,400
American Tower Corp. ............... 486,380 104,425,786
Americold Realty Trust, Inc.
(b)
........... 281,703 6,929,894
Apartment Income REIT Corp. .......... 158,534 6,122,583
Apartment Investment and Management Co.,
Class A ....................... 158,670 1,158,291
Apple Hospitality REIT, Inc. ............ 197,214 2,772,829
Armada Hoffler Properties, Inc. ......... 65,941 684,468
Ashford Hospitality Trust, Inc.
(a)(b)
........ 28,224 192,205
AvalonBay Communities, Inc. .......... 144,173 26,555,225
Bluerock Residential Growth REIT, Inc. .... 22,516 602,303
Boston Properties, Inc. ............... 146,824 11,007,395
Braemar Hotels & Resorts, Inc. ......... 186,688 802,758
Brandywine Realty Trust .............. 187,347 1,264,592
Brixmor Property Group, Inc. ........... 313,323 5,787,076
Broadstone Net Lease, Inc. ............ 190,777 2,962,767
Camden Property Trust ............... 111,326 13,297,891
CareTrust REIT, Inc. ................. 84,353 1,527,633
Centerspace ...................... 17,872 1,203,143
Chatham Lodging Trust
(a)
............. 35,205 347,473
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
City Office REIT, Inc. ................ 66,402 $ 662,028
Clipper Realty, Inc. .................. 45,999 320,613
Community Healthcare Trust, Inc. ........ 20,146 659,782
Corporate Office Properties Trust ........ 110,957 2,577,531
Cousins Properties, Inc. .............. 152,980 3,572,083
Crown Castle, Inc. .................. 454,208 65,655,766
CTO Realty Growth, Inc. .............. 30,585 573,163
CubeSmart ....................... 230,134 9,219,168
DiamondRock Hospitality Co. ........... 204,171 1,533,324
Digital Realty Trust, Inc. .............. 298,016 29,557,227
Douglas Emmett, Inc. ................ 176,915 3,172,086
Duke Realty Corp. .................. 419,688 20,228,962
Easterly Government Properties, Inc. ..... 150,215 2,368,891
EastGroup Properties, Inc. ............ 44,526 6,426,883
Empire State Realty Trust, Inc., Class A
(b)
... 130,963 859,117
EPR Properties .................... 85,077 3,050,861
Equinix, Inc. ...................... 95,025 54,054,021
Equity Commonwealth ............... 104,480 2,545,133
Equity LifeStyle Properties, Inc. ......... 179,651 11,289,269
Equity Residential .................. 362,641 24,376,728
Essential Properties Realty Trust, Inc. ..... 156,936 3,052,405
Essex Property Trust, Inc. ............. 68,459 16,582,824
Extra Space Storage, Inc. ............. 140,327 24,235,876
Farmland Partners, Inc. .............. 34,011 430,919
Federal Realty Investment Trust ......... 74,007 6,669,511
First Industrial Realty Trust, Inc. ......... 138,467 6,204,706
Four Corners Property Trust, Inc. ........ 66,731 1,614,223
Gaming and Leisure Properties, Inc. ...... 245,576 10,864,282
Getty Realty Corp. .................. 43,403 1,167,107
Gladstone Commercial Corp. ........... 54,956 851,818
Gladstone Land Corp.
(b)
.............. 47,430 858,483
Global Medical REIT, Inc. ............. 56,248 479,233
Global Net Lease, Inc. ............... 150,178 1,599,396
Healthcare Realty Trust, Inc., Class A ..... 387,776 8,085,130
Healthpeak Properties, Inc. ............ 549,932 12,604,441
Hersha Hospitality Trust, Class A ........ 45,627 364,103
Highwoods Properties, Inc. ............ 112,928 3,044,539
Host Hotels & Resorts, Inc. ............ 767,625 12,189,885
Hudson Pacific Properties, Inc. .......... 159,530 1,746,854
Independence Realty Trust, Inc. ......... 230,340 3,853,588
Indus Realty Trust, Inc. ............... 16,226 849,756
Industrial Logistics Properties Trust ....... 88,341 485,876
Innovative Industrial Properties, Inc. ...... 32,227 2,852,090
InvenTrust Properties Corp. ............ 62,552 1,334,234
Invitation Homes, Inc. ................ 618,651 20,891,844
Iron Mountain, Inc. .................. 304,598 13,393,174
iStar, Inc. ........................ 117,008 1,083,494
JBG SMITH Properties ............... 123,324 2,291,360
Kilroy Realty Corp. .................. 113,562 4,782,096
Kimco Realty Corp. ................. 631,311 11,622,436
Kite Realty Group Trust ............... 243,652 4,195,687
Lamar Advertising Co., Class A ......... 93,641 7,724,446
Life Storage, Inc. ................... 90,623 10,037,403
LTC Properties, Inc. ................. 39,864 1,492,907
LXP Industrial Trust ................. 275,836 2,526,658
Macerich Co. (The) ................. 203,083 1,612,479
Medical Properties Trust, Inc. ........... 641,327 7,606,138
Mid-America Apartment Communities, Inc. .. 122,348 18,972,504
National Health Investors, Inc. .......... 46,482 2,627,627
National Retail Properties, Inc. .......... 185,750 7,403,995
National Storage Affiliates Trust ......... 93,666 3,894,632
Necessity Retail REIT, Inc. (The), Class A .. 113,387 666,716
NETSTREIT Corp. .................. 91,318 1,626,374
NexPoint Residential Trust, Inc. ......... 29,811 1,377,566
Office Properties Income Trust .......... 45,027 632,629

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc. ........ 245,620 $ 7,243,334
One Liberty Properties, Inc. ............ 18,219 382,963
Orion Office REIT, Inc. ............... 57,313 501,489
Outfront Media, Inc. ................. 145,407 2,208,732
Paramount Group, Inc. ............... 199,008 1,239,820
Park Hotels & Resorts, Inc. ............ 253,637 2,855,953
Pebblebrook Hotel Trust .............. 139,786 2,028,295
Phillips Edison & Co., Inc. ............. 116,120 3,257,166
Physicians Realty Trust ............... 235,878 3,547,605
Piedmont Office Realty Trust, Inc., Class A .. 217,193 2,293,558
Plymouth Industrial REIT, Inc. .......... 38,198 642,108
Postal Realty Trust, Inc., Class A ........ 62,138 911,564
PotlatchDeltic Corp. ................. 75,693 3,106,441
Power REIT
(a)
..................... 239 2,550
Prologis, Inc. ...................... 774,569 78,696,210
Public Storage ..................... 164,762 48,243,961
Rayonier, Inc. ..................... 152,521 4,571,054
Realty Income Corp. ................. 647,101 37,661,278
Regency Centers Corp. .............. 160,180 8,625,693
Retail Opportunity Investments Corp. ..... 129,136 1,776,911
Rexford Industrial Realty, Inc. .......... 179,796 9,349,392
RLJ Lodging Trust .................. 178,961 1,811,085
RPT Realty ....................... 59,659 451,022
Ryman Hospitality Properties, Inc. ....... 56,144 4,131,637
Sabra Health Care REIT, Inc. ........... 262,642 3,445,863
Safehold, Inc. ..................... 12,266 324,558
Saul Centers, Inc. .................. 10,742 402,825
SBA Communications Corp., Class A ...... 113,202 32,222,949
Service Properties Trust .............. 148,426 770,331
Simon Property Group, Inc. ............ 345,125 30,974,969
SITE Centers Corp. ................. 167,485 1,793,764
SL Green Realty Corp. ............... 73,518 2,952,483
Sotherly Hotels, Inc.
(a)
................ 11,235 21,122
Spirit Realty Capital, Inc. .............. 146,570 5,299,971
STAG Industrial, Inc. ................ 181,672 5,164,935
STORE Capital Corp. ................ 253,690 7,948,108
Summit Hotel Properties, Inc. ........... 105,428 708,476
Sun Communities, Inc. ............... 126,815 17,161,874
Sunstone Hotel Investors, Inc. .......... 236,456 2,227,416
Tanger Factory Outlet Centers, Inc. ....... 101,005 1,381,748
Terreno Realty Corp.
(b)
............... 78,722 4,171,479
UDR, Inc. ........................ 317,333 13,235,959
UMH Properties, Inc. ................ 51,102 825,297
Uniti Group, Inc. ................... 271,642 1,887,912
Universal Health Realty Income Trust ..... 12,620 545,310
Urban Edge Properties ............... 120,612 1,608,964
Urstadt Biddle Properties, Inc., Class A .... 18,421 285,710
Ventas, Inc. ...................... 413,598 16,614,232
Veris Residential, Inc.
(a)
............... 94,372 1,073,010
VICI Properties, Inc. ................. 1,005,841 30,024,354
Vornado Realty Trust ................ 167,578 3,881,107
Washington REIT ................... 146,291 2,568,870
Welltower, Inc. ..................... 490,449 31,545,680
Weyerhaeuser Co. .................. 776,538 22,177,925
Wheeler REIT, Inc.
(a)
................. 736 957
Whitestone REIT ................... 34,559 292,369
WP Carey, Inc.
(b)
................... 216,891 15,138,992
Xenia Hotels & Resorts, Inc. ........... 110,686 1,526,360
1,206,504,437
Food & Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A .......... 154,234 3,834,257
Andersons, Inc. (The) ................ 28,054 870,516
BJ's Wholesale Club Holdings, Inc.
(a)
...... 139,496 10,156,704
Casey's General Stores, Inc.
(b)
.......... 39,698 8,039,639
Security
Shares
Shares Value
Food & Staples Retailing (continued)
Chefs' Warehouse, Inc. (The)
(a)
......... 27,704 $ 802,585
Costco Wholesale Corp. .............. 461,406 217,908,212
Fresh Market, Inc. (The), NVS
(a)(d)
........ 7,280 —
Grocery Outlet Holding Corp.
(a)
.......... 87,969 2,928,488
HF Foods Group, Inc.
(a)(b)
.............. 35,765 138,411
Ingles Markets, Inc., Class A ........... 11,495 910,519
Kroger Co. (The) ................... 689,835 30,180,281
MedAvail Holdings, Inc.
(a)(b)
............ 25 19
Performance Food Group Co.
(a)(b)
........ 156,772 6,733,357
PriceSmart, Inc. .................... 30,411 1,751,369
Rite Aid Corp.
(a)(b)
................... 54,832 271,418
SpartanNash Co. ................... 30,226 877,159
Sprouts Farmers Market, Inc.
(a)
.......... 123,884 3,437,781
Sysco Corp. ...................... 536,599 37,942,915
United Natural Foods, Inc.
(a)
............ 69,619 2,392,805
US Foods Holding Corp.
(a)
............. 227,422 6,013,038
Walgreens Boots Alliance, Inc. .......... 748,675 23,508,395
Walmart, Inc. ...................... 1,491,833 193,490,740
Weis Markets, Inc.
(b)
................. 17,599 1,253,753
553,442,361
Food Products — 1.2%
Alico, Inc. ........................ 25,393 717,098
AppHarvest, Inc.
(a)(b)
................. 63,330 124,760
Arcadia Biosciences, Inc.
(a)(b)
........... 29,283 15,459
Archer-Daniels-Midland Co. ............ 591,870 47,615,942
B&G Foods, Inc.
(b)
.................. 65,003 1,071,899
Benson Hill, Inc.
(a)(b)
................. 225,471 617,791
Beyond Meat, Inc.
(a)(b)
................ 62,838 890,414
Bridgford Foods Corp.
(a)
.............. 641 9,070
Bunge Ltd. ....................... 158,539 13,090,565
Calavo Growers, Inc. ................ 20,268 643,509
Cal-Maine Foods, Inc.
(b)
.............. 44,123 2,452,798
Campbell Soup Co. ................. 215,359 10,147,716
Conagra Brands, Inc. ................ 492,154 16,058,985
Darling Ingredients, Inc.
(a)
............. 169,865 11,236,570
Farmer Bros Co.
(a)(b)
................. 7,090 33,252
Flowers Foods, Inc. ................. 215,079 5,310,301
Fresh Del Monte Produce, Inc. .......... 34,876 810,518
Freshpet, Inc.
(a)(b)
................... 47,137 2,361,092
General Mills, Inc. .................. 625,215 47,897,721
Hain Celestial Group, Inc. (The)
(a)
........ 94,559 1,596,156
Hershey Co. (The) .................. 152,951 33,721,107
Hormel Foods Corp. ................. 300,576 13,658,173
Hostess Brands, Inc., Class A
(a)
......... 158,367 3,680,449
Ingredion, Inc. ..................... 66,119 5,323,902
J & J Snack Foods Corp. .............. 17,487 2,264,042
JM Smucker Co. (The) ............... 113,296 15,568,003
John B Sanfilippo & Son, Inc. ........... 8,852 670,362
Kellogg Co. ....................... 261,190 18,194,495
Kraft Heinz Co. (The) ................ 815,242 27,188,321
Lamb Weston Holdings, Inc. ........... 153,319 11,863,824
Lancaster Colony Corp. .............. 21,188 3,184,133
Limoneira Co. ..................... 10,107 133,210
McCormick & Co., Inc., NVS ........... 262,162 18,684,286
Mission Produce, Inc.
(a)
............... 53,720 776,791
Mondelez International, Inc., Class A ...... 1,435,096 78,686,314
Pilgrim's Pride Corp.
(a)
............... 37,741 868,798
Post Holdings, Inc.
(a)
................. 55,103 4,513,487
RiceBran Technologies
(a)(b)
............. 915 1,647
Rocky Mountain Chocolate Factory, Inc.
(a)
.. 8,599 51,680
S&W Seed Co.
(a)(b)
.................. 48,271 35,238
Seaboard Corp. .................... 183 622,687
Seneca Foods Corp., Class A
(a)
......... 8,732 440,442
Seneca Foods Corp., Class B
(a)
......... 117 6,195

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Simply Good Foods Co. (The)
(a)
......... 87,839 $ 2,809,970
Sovos Brands, Inc.
(a)
................. 55,656 792,541
Tattooed Chef, Inc., Class A
(a)(b)
......... 75,837 377,668
Tootsie Roll Industries, Inc. ............ 18,615 619,507
TreeHouse Foods, Inc.
(a)
.............. 57,151 2,424,345
Tyson Foods, Inc., Class A ............ 300,591 19,817,965
Utz Brands, Inc., Class A .............. 90,361 1,364,451
Vital Farms, Inc.
(a)
.................. 20,279 242,740
Whole Earth Brands, Inc., Class A
(a)
...... 64,581 247,991
431,536,380
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 146,573 14,928,460
Chesapeake Utilities Corp. ............ 16,100 1,857,779
National Fuel Gas Co. ............... 93,588 5,760,342
New Jersey Resources Corp. ........... 95,003 3,676,616
Northwest Natural Holding Co. .......... 51,985 2,255,109
ONE Gas, Inc. ..................... 55,981 3,940,503
South Jersey Industries, Inc. ........... 127,976 4,276,958
Southwest Gas Holdings, Inc. .......... 72,432 5,052,132
Spire, Inc. ........................ 54,879 3,420,608
UGI Corp. ........................ 224,089 7,244,797
52,413,304
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories ................. 1,817,961 175,905,906
ABIOMED, Inc.
(a)
................... 47,789 11,739,846
Accelerate Diagnostics, Inc.
(a)(b)
......... 29,124 44,268
Acutus Medical, Inc.
(a)
................ 19,919 17,529
Aethlon Medical, Inc.
(a)
............... 415 242
Align Technology, Inc.
(a)
............... 76,441 15,831,696
Alphatec Holdings, Inc.
(a)(b)
............. 72,980 637,845
AngioDynamics, Inc.
(a)
............... 50,943 1,042,294
Apollo Endosurgery, Inc.
(a)(b)
............ 143,046 788,183
Apyx Medical Corp.
(a)(b)
............... 32,212 144,632
Artivion, Inc.
(a)(b)
.................... 56,200 777,808
Asensus Surgical, Inc.
(a)(b)
............. 236,506 106,144
Aspira Women's Health, Inc.
(a)(b)
......... 44,381 16,519
AtriCure, Inc.
(a)
.................... 49,079 1,918,989
Atrion Corp. ...................... 1,031 582,515
Avanos Medical, Inc.
(a)
............... 53,308 1,161,048
AxoGen, Inc.
(a)
..................... 46,024 548,606
Axonics, Inc.
(a)
..................... 57,642 4,060,302
Baxter International, Inc. .............. 530,789 28,588,296
Becton Dickinson and Co.
(b)
............ 298,395 66,491,358
Beyond Air, Inc.
(a)(b)
.................. 16,434 122,269
Biolase, Inc.
(a)(b)
.................... 6,234 15,149
BioLife Solutions, Inc.
(a)
............... 30,203 687,118
Biomerica, Inc.
(a)(b)
.................. 8,373 32,906
Bioventus, Inc., Class A
(a)(b)
............ 119,700 837,900
Boston Scientific Corp.
(a)
.............. 1,489,886 57,703,285
Butterfly Network, Inc., Class A
(a)(b)
....... 134,371 631,544
Cardiovascular Systems, Inc.
(a)(b)
........ 54,634 757,227
Cerus Corp.
(a)(b)
.................... 224,278 807,401
Chembio Diagnostics, Inc.
(a)(b)
.......... 9,328 3,371
ClearPoint Neuro, Inc.
(a)(b)
............. 80,340 832,322
Co-Diagnostics, Inc.
(a)(b)
............... 36,457 117,027
Conformis, Inc.
(a)(b)
.................. 82,374 15,750
CONMED Corp. .................... 27,981 2,243,237
Cooper Cos., Inc. (The) .............. 52,955 13,974,824
CryoPort, Inc.
(a)
.................... 52,628 1,282,018
Cutera, Inc.
(a)(b)
.................... 13,387 610,447
CytoSorbents Corp.
(a)(b)
............... 27,338 37,180
Dentsply Sirona, Inc. ................ 226,045 6,408,376
Dexcom, Inc.
(a)
.................... 413,646 33,315,049
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Eargo, Inc.
(a)
...................... 16,427 $ 17,248
Edwards Lifesciences Corp.
(a)
.......... 648,475 53,583,489
Ekso Bionics Holdings, Inc.
(a)
........... 17,892 27,912
ElectroCore, Inc.
(a)(b)
................. 34,956 14,192
Electromed, Inc.
(a)(b)
................. 8,599 88,140
Embecta Corp. .................... 58,864 1,694,695
Enovis Corp.
(a)
..................... 55,397 2,552,140
Envista Holdings Corp.
(a)
.............. 169,504 5,561,426
Figs, Inc., Class A
(a)(b)
................ 138,173 1,139,927
Glaukos Corp.
(a)
.................... 44,961 2,393,724
Globus Medical, Inc., Class A
(a)(b)
........ 90,842 5,411,458
Haemonetics Corp.
(a)
................ 55,115 4,080,163
Helius Medical Technologies, Inc.
(a)
....... 1,941 535
Heska Corp.
(a)
..................... 9,906 722,346
Hologic, Inc.
(a)
..................... 259,856 16,765,909
ICU Medical, Inc.
(a)
.................. 20,778 3,129,167
IDEXX Laboratories, Inc.
(a)
............. 88,134 28,714,057
Inari Medical, Inc.
(a)(b)
................ 51,103 3,712,122
Inogen, Inc.
(a)
..................... 19,038 462,243
Inspire Medical Systems, Inc.
(a)(b)
........ 28,408 5,038,727
Insulet Corp.
(a)(b)
.................... 71,714 16,451,192
Integer Holdings Corp.
(a)(b)
............. 38,054 2,368,100
Integra LifeSciences Holdings Corp.
(a)
..... 74,660 3,162,598
Intuitive Surgical, Inc.
(a)
............... 375,551 70,393,279
Invacare Corp.
(a)(b)
.................. 34,428 26,864
InVivo Therapeutics Holdings Corp.
(a)
..... 1 4
iRhythm Technologies, Inc.
(a)
........... 30,066 3,766,668
IRIDEX Corp.
(a)
.................... 9,962 24,008
Kewaunee Scientific Corp.
(a)(b)
.......... 262 4,611
KORU Medical Systems, Inc.
(a)
.......... 18,054 40,260
Lantheus Holdings, Inc.
(a)
............. 73,024 5,135,778
LeMaitre Vascular, Inc.
(b)
.............. 26,162 1,325,890
LENSAR, Inc.
(a)(b)
................... 12,160 67,488
LivaNova plc
(a)(b)
.................... 57,628 2,925,774
LogicMark, Inc.
(a)
................... 25 19
Masimo Corp.
(a)
.................... 54,137 7,641,979
Medtronic plc ..................... 1,384,663 111,811,537
Meridian Bioscience, Inc.
(a)
............ 40,712 1,283,649
Merit Medical Systems, Inc.
(a)
........... 56,566 3,196,545
Mesa Laboratories, Inc. .............. 10,858 1,529,132
Microbot Medical, Inc.
(a)(b)
............. 17 81
Milestone Scientific, Inc.
(a)(b)
............ 10,150 8,018
Motus GI Holdings, Inc.
(a)(b)
............ 530 1,298
Neogen Corp.
(a)
.................... 234,034 3,269,455
NeuroMetrix, Inc.
(a)
.................. 10 28
Neuronetics, Inc.
(a)
.................. 36,960 117,533
Nevro Corp.
(a)
..................... 37,421 1,743,819
Novocure Ltd.
(a)(b)
................... 96,412 7,325,384
NuVasive, Inc.
(a)
.................... 55,052 2,411,828
Omnicell, Inc.
(a)(b)
................... 45,513 3,960,996
OraSure Technologies, Inc.
(a)
........... 67,523 255,912
Orthofix Medical, Inc.
(a)
............... 18,887 360,931
OrthoPediatrics Corp.
(a)(b)
.............. 16,474 760,110
Outset Medical, Inc.
(a)
................ 41,404 659,566
Owlet, Inc., Class A
(a)(b)
............... 175,370 187,646
PAVmed, Inc.
(a)(b)
................... 130,832 112,516
Penumbra, Inc.
(a)(b)
.................. 40,986 7,770,946
Predictive Oncology, Inc.
(a)
............. 6 2
PROCEPT BioRobotics Corp.
(a)(b)
........ 29,339 1,216,395
Pro-Dex, Inc.
(a)
.................... 613 10,862
Pulmonx Corp.
(a)(b)
.................. 40,770 679,228
QuidelOrtho Corp.
(a)
................. 58,854 4,206,884
Quotient Ltd.
(a)
..................... 143,912 21,587
ResMed, Inc. ..................... 151,693 33,114,582
Rockwell Medical, Inc.
(a)
.............. 6,147 8,114

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
SeaSpine Holdings Corp.
(a)
............ 56,090 $ 318,591
Senseonics Holdings, Inc.
(a)(b)
........... 398,740 526,337
Shockwave Medical, Inc.
(a)
............. 36,680 10,199,608
SI-BONE, Inc.
(a)
.................... 35,140 613,544
Sientra, Inc.
(a)(b)
.................... 48,775 31,216
Silk Road Medical, Inc.
(a)(b)
............. 36,220 1,629,900
SiNtx Technologies, Inc.
(a)(b)
............ 13 4
SmileDirectClub, Inc., Class A
(a)(b)
........ 78,832 71,374
STAAR Surgical Co.
(a)(b)
............... 48,266 3,405,166
Stereotaxis, Inc.
(a)
.................. 43,627 78,529
STERIS plc ....................... 103,968 17,287,799
Strata Skin Sciences, Inc.
(a)
............ 1,191 1,037
Stryker Corp. ..................... 352,511 71,397,578
Surgalign Holdings, Inc.
(a)
............. 1,805 6,281
Surmodics, Inc.
(a)
................... 10,509 319,474
Tactile Systems Technology, Inc.
(a)
....... 18,552 144,520
Tandem Diabetes Care, Inc.
(a)
.......... 71,111 3,402,661
Tela Bio, Inc.
(a)(b)
.................... 3,109 26,489
Teleflex, Inc. ...................... 48,390 9,748,649
ThermoGenesis Holdings, Inc.
(a)(b)
........ 27 7
TransMedics Group, Inc.
(a)
............. 25,889 1,080,607
Treace Medical Concepts, Inc.
(a)(b)
........ 26,129 576,667
UFP Technologies, Inc.
(a)(b)
............. 8,781 753,761
Vapotherm, Inc.
(a)
................... 46,664 73,262
Varex Imaging Corp.
(a)
............... 38,575 815,475
Venus Concept, Inc.
(a)(b)
............... 16,443 7,235
ViewRay, Inc.
(a)(b)
................... 145,526 529,715
Vivani Medical, Inc.
(a)(b)
............... 304,156 693,476
VolitionRX Ltd.
(a)
................... 10,142 13,793
Xtant Medical Holdings, Inc.
(a)
.......... 143 103
Zimmer Biomet Holdings, Inc. .......... 218,013 22,793,259
Zimvie, Inc.
(a)
...................... 21,609 213,281
Zomedica Corp.
(a)(b)
................. 1,074,965 226,818
Zynex, Inc. ....................... 17,302 156,929
1,012,450,287
Health Care Providers & Services — 3.4%
1Life Healthcare, Inc.
(a)(b)
.............. 198,746 3,408,494
23andMe Holding Co., Class A
(a)(b)
....... 182,741 522,639
Acadia Healthcare Co., Inc.
(a)(b)
.......... 93,635 7,320,384
Accolade, Inc.
(a)(b)
................... 59,382 678,143
AdaptHealth Corp.
(a)(b)
................ 112,952 2,121,239
Addus HomeCare Corp.
(a)
............. 17,161 1,634,414
Agiliti, Inc.
(a)(b)
..................... 37,436 535,709
agilon health, Inc.
(a)(b)
................ 202,473 4,741,918
Alignment Healthcare, Inc.
(a)
........... 86,694 1,026,457
Amedisys, Inc.
(a)
................... 35,768 3,461,985
American Shared Hospital Services
(a)
..... 709 1,836
AmerisourceBergen Corp. ............. 157,339 21,292,687
AMN Healthcare Services, Inc.
(a)
......... 47,568 5,040,305
Apollo Medical Holdings, Inc.
(a)(b)
......... 38,950 1,519,050
Brookdale Senior Living, Inc.
(a)
.......... 243,010 1,037,653
Cano Health, Inc., Class A
(a)(b)
.......... 241,063 2,090,016
Cardinal Health, Inc. ................. 287,863 19,194,705
CareMax, Inc., Class A
(a)(b)
............. 100,663 713,701
Castle Biosciences, Inc.
(a)(b)
............ 28,598 745,836
Centene Corp.
(a)
................... 602,359 46,869,554
Chemed Corp. ..................... 15,769 6,884,115
Cigna Corp. ...................... 318,056 88,250,998
Clover Health Investments Corp.
(a)(b)
...... 285,862 485,965
CorVel Corp.
(a)
..................... 9,573 1,325,190
Covetrus, Inc.
(a)
.................... 100,889 2,106,562
Cross Country Healthcare, Inc.
(a)(b)
....... 36,876 1,046,172
CVS Health Corp. .................. 1,370,487 130,703,345
DaVita, Inc.
(a)(b)
.................... 63,845 5,284,451
Security
Shares
Shares Value
Health Care Providers & Services (continued)
DocGo, Inc.
(a)
..................... 102,763 $ 1,019,409
Elevance Health, Inc.
(b)
............... 251,076 114,048,762
Encompass Health Corp. ............. 105,149 4,755,889
Enhabit, Inc.
(a)
..................... 52,431 736,131
Ensign Group, Inc. (The) .............. 60,278 4,792,101
Enzo Biochem, Inc.
(a)
................ 38,670 86,234
Five Star Senior Living, Inc.
(a)(b)
.......... 17,877 16,981
Fulgent Genetics, Inc.
(a)(b)
............. 18,574 708,041
Great Elm Group, Inc.
(a)
.............. 7,302 14,604
Guardant Health, Inc.
(a)(b)
.............. 115,889 6,238,305
Hanger, Inc.
(a)
..................... 40,024 749,249
HCA Healthcare, Inc. ................ 224,069 41,181,642
HealthEquity, Inc.
(a)(b)
................ 87,673 5,888,995
Henry Schein, Inc.
(a)
................. 144,055 9,474,497
Hims & Hers Health, Inc., Class A
(a)(b)
..... 179,732 1,002,905
Humana, Inc. ..................... 132,769 64,418,191
Invitae Corp.
(a)(b)
.................... 222,616 547,635
Laboratory Corp. of America Holdings ..... 94,684 19,392,230
LHC Group, Inc.
(a)
.................. 30,096 4,925,511
LifeStance Health Group, Inc.
(a)(b)
........ 63,141 417,993
McKesson Corp.
(b)
.................. 151,136 51,366,592
ModivCare, Inc.
(a)
................... 14,514 1,446,756
Molina Healthcare, Inc.
(a)
.............. 61,593 20,315,835
National HealthCare Corp. ............. 9,847 623,709
National Research Corp. .............. 9,883 393,343
Oak Street Health, Inc.
(a)(b)
............. 144,753 3,549,344
Ontrak, Inc.
(a)(b)
.................... 22,673 10,656
OPKO Health, Inc.
(a)
................. 441,018 833,524
Option Care Health, Inc.
(a)
............. 154,514 4,862,556
Owens & Minor, Inc. ................. 86,599 2,087,036
Patterson Cos., Inc. ................. 95,212 2,286,992
Pediatrix Medical Group, Inc.
(a)
.......... 94,741 1,564,174
Pennant Group, Inc. (The)
(a)
............ 26,208 272,825
PetIQ, Inc., Class A
(a)(b)
............... 20,622 142,292
Premier, Inc., Class A ................ 126,557 4,295,345
Privia Health Group, Inc.
(a)(b)
............ 49,205 1,675,922
Progyny, Inc.
(a)
..................... 71,970 2,667,208
Psychemedics Corp. ................ 8,623 55,618
Quest Diagnostics, Inc. ............... 120,785 14,819,112
R1 RCM, Inc.
(a)
.................... 138,698 2,570,074
RadNet, Inc.
(a)
..................... 56,806 1,156,002
Regional Health Properties, Inc.
(a)(b)
....... 885 2,151
Select Medical Holdings Corp. .......... 106,345 2,350,225
Sema4 Holdings Corp., Class A
(a)(b)
....... 989,476 868,265
Signify Health, Inc., Class A
(a)
........... 79,670 2,322,381
Sonida Senior Living, Inc.
(a)(b)
........... 3,069 49,841
Star Equity Holdings, Inc.
(a)(b)
........... 1,268 1,262
Surgery Partners, Inc.
(a)
.............. 29,562 691,751
Talkspace, Inc.
(a)
................... 204,532 210,668
Tenet Healthcare Corp.
(a)
.............. 120,398 6,210,129
UnitedHealth Group, Inc.
(b)
............. 973,254 491,532,200
Universal Health Services, Inc., Class B
(b)
.. 69,928 6,166,251
US Physical Therapy, Inc. ............. 11,119 845,266
1,268,704,133
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.
(a)
..... 133,336 2,030,707
American Well Corp., Class A
(a)(b)
........ 186,819 670,680
CareCloud, Inc.
(a)(b)
.................. 7,312 30,564
Certara, Inc.
(a)(b)
.................... 105,929 1,406,737
Change Healthcare, Inc.
(a)(b)
............ 280,273 7,704,705
Computer Programs & Systems, Inc.
(a)(b)
... 9,605 267,787
Definitive Healthcare Corp., Class A
(a)(b)
.... 41,560 645,842
Doximity, Inc., Class A
(a)(b)
............. 105,354 3,183,798
Evolent Health, Inc., Class A
(a)
.......... 87,392 3,139,995

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
GoodRx Holdings, Inc., Class A
(a)
........ 65,932 $ 307,902
Health Catalyst, Inc.
(a)
................ 69,347 672,666
HealthStream, Inc.
(a)
................. 27,538 585,458
HTG Molecular Diagnostics, Inc.
(a)
....... 58,819 36,068
iCAD, Inc.
(a)(b)
..................... 25,050 52,605
Multiplan Corp., Class A
(a)(b)
............ 273,978 783,577
NantHealth, Inc.
(a)(b)
................. 35,726 8,799
NextGen Healthcare, Inc.
(a)
............ 47,584 842,237
OptimizeRx Corp.
(a)
................. 25,402 376,458
Phreesia, Inc.
(a)
.................... 56,109 1,429,657
Schrodinger, Inc.
(a)(b)
................. 50,589 1,263,713
SCWorx Corp.
(a)(b)
.................. 6,042 4,290
Sharecare, Inc., Class A
(a)(b)
............ 294,623 559,784
Simulations Plus, Inc.
(b)
............... 20,185 979,780
Streamline Health Solutions, Inc.
(a)(b)
...... 19,795 23,556
Tabula Rasa HealthCare, Inc.
(a)(b)
........ 28,786 138,173
Teladoc Health, Inc.
(a)(b)
............... 165,966 4,207,238
Veeva Systems, Inc., Class A
(a)
......... 144,596 23,840,989
55,193,765
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc., Class A
(a)(b)
..... 65,446 511,133
Airbnb, Inc., Class A
(a)(b)
............... 420,741 44,194,635
Allied Esports Entertainment, Inc.
(a)
....... 8,155 9,541
Aramark ......................... 265,381 8,279,887
Ark Restaurants Corp.
(b)
.............. 295 5,484
Bally's Corp.
(a)(b)
.................... 26,628 526,169
BJ's Restaurants, Inc.
(a)
............... 27,526 656,495
Bloomin' Brands, Inc. ................ 92,660 1,698,458
Booking Holdings, Inc.
(a)
.............. 41,756 68,613,877
Bowlero Corp.
(a)(b)
................... 77,855 958,395
Boyd Gaming Corp. ................. 83,420 3,974,963
Brinker International, Inc.
(a)
............ 43,792 1,093,924
Caesars Entertainment, Inc.
(a)
.......... 224,053 7,227,950
Canterbury Park Holding Corp. .......... 598 13,317
Carnival Corp.
(a)(b)
................... 1,011,827 7,113,144
Cheesecake Factory, Inc. (The) ......... 46,992 1,375,926
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 28,896 43,423,753
Choice Hotels International, Inc. ......... 31,230 3,420,310
Churchill Downs, Inc. ................ 33,859 6,235,135
Chuy's Holdings, Inc.
(a)
............... 18,607 431,310
Cracker Barrel Old Country Store, Inc. ..... 27,452 2,541,506
Darden Restaurants, Inc. ............. 130,340 16,464,549
Dave & Buster's Entertainment, Inc.
(a)
..... 47,893 1,486,120
Denny's Corp.
(a)
.................... 84,233 792,633
Dine Brands Global, Inc. .............. 18,617 1,183,297
Domino's Pizza, Inc. ................. 38,233 11,859,877
DraftKings, Inc., Class A
(a)(b)
............ 492,177 7,451,560
Drive Shack, Inc.
(a)(b)
................. 73,133 45,342
Dutch Bros, Inc., Class A
(a)(b)
........... 25,186 784,544
Everi Holdings, Inc.
(a)
................ 83,225 1,349,910
Expedia Group, Inc.
(a)
................ 159,467 14,940,463
Fiesta Restaurant Group, Inc.
(a)
......... 37,309 236,539
Flanigan's Enterprises, Inc.
(b)
........... 198 5,053
Full House Resorts, Inc.
(a)(b)
............ 21,993 123,601
GAN Ltd.
(a)
....................... 62,284 138,270
Golden Entertainment, Inc.
(a)
........... 20,000 697,800
Hilton Grand Vacations, Inc.
(a)
.......... 96,617 3,177,733
Hilton Worldwide Holdings, Inc. ......... 276,607 33,364,336
Hyatt Hotels Corp., Class A
(a)(b)
.......... 55,367 4,482,512
Jack in the Box, Inc. ................. 27,205 2,015,074
Kura Sushi USA, Inc., Class A
(a)(b)
........ 3,208 236,045
Las Vegas Sands Corp.
(a)(b)
............ 350,255 13,141,568
Life Time Group Holdings, Inc.
(a)(b)
........ 58,623 571,574
Light & Wonder, Inc., Class A
(a)
.......... 102,113 4,378,605
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 25,654 $ 173,421
Marriott International, Inc., Class A
(b)
...... 287,788 40,330,610
Marriott Vacations Worldwide Corp. ....... 39,668 4,833,943
McDonald's Corp. .................. 765,068 176,531,790
Membership Collective Group, Inc., Class A
(a)(b)
68,038 321,139
MGM Resorts International
(b)
........... 369,236 10,973,694
Monarch Casino & Resort, Inc.
(a)
......... 9,370 526,032
Noodles & Co., Class A
(a)
............. 19,194 90,212
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 471,144 5,352,196
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 18,189 120,775
Papa John's International, Inc. .......... 35,521 2,486,825
Penn Entertainment, Inc.
(a)(b)
........... 161,830 4,451,943
Planet Fitness, Inc., Class A
(a)(b)
......... 87,157 5,025,473
Playa Hotels & Resorts NV
(a)
........... 176,351 1,026,363
Portillo's, Inc., Class A
(a)(b)
............. 50,620 996,708
Rave Restaurant Group, Inc.
(a)
.......... 3,285 4,599
RCI Hospitality Holdings, Inc. ........... 9,574 625,565
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 19,484 131,127
Red Rock Resorts, Inc., Class A ......... 44,525 1,525,427
Royal Caribbean Cruises Ltd.
(a)(b)
........ 244,021 9,248,396
Rush Street Interactive, Inc., Class A
(a)(b)
... 59,086 217,437
Ruth's Hospitality Group, Inc. ........... 37,150 626,349
SeaWorld Entertainment, Inc.
(a)
......... 41,306 1,879,836
Shake Shack, Inc., Class A
(a)(b)
.......... 40,685 1,830,011
Six Flags Entertainment Corp.
(a)
......... 77,059 1,363,944
Starbucks Corp. .................... 1,198,526 100,987,801
Sweetgreen, Inc., Class A
(a)(b)
........... 73,950 1,368,075
Target Hospitality Corp.
(a)(b)
............ 15,323 193,376
Texas Roadhouse, Inc. ............... 67,251 5,868,322
Travel + Leisure Co. ................. 94,265 3,216,322
Vacasa, Inc., Class A
(a)(b)
.............. 138,163 424,160
Vail Resorts, Inc. ................... 44,045 9,497,864
Wendy's Co. (The) .................. 199,328 3,725,440
Wingstop, Inc.
(b)
.................... 29,099 3,649,597
Wyndham Hotels & Resorts, Inc. ........ 96,031 5,891,502
Wynn Resorts Ltd.
(a)
................. 111,437 7,023,874
Yum! Brands, Inc. .................. 297,977 31,686,874
765,459,339
Household Durables — 0.4%
Aterian, Inc.
(a)(b)
.................... 42,003 52,084
Bassett Furniture Industries, Inc.
(b)
....... 19,709 309,037
Cavco Industries, Inc.
(a)
............... 9,290 1,911,510
Century Communities, Inc. ............ 48,801 2,087,707
Cricut, Inc., Class A
(a)(b)
............... 29,310 271,411
DR Horton, Inc. .................... 339,972 22,897,114
Emerson Radio Corp.
(a)
............... 18,978 10,912
Ethan Allen Interiors, Inc. ............. 18,170 384,114
Flexsteel Industries, Inc. .............. 40,888 641,942
Garmin Ltd. ....................... 159,375 12,799,406
GoPro, Inc., Class A
(a)
................ 120,973 596,397
Green Brick Partners, Inc.
(a)
............ 29,791 636,932
Hamilton Beach Brands Holding Co., Class A 28 327
Helen of Troy Ltd.
(a)
................. 24,941 2,405,310
Hooker Furnishings Corp. ............. 10,152 136,950
Installed Building Products, Inc. ......... 26,398 2,137,974
iRobot Corp.
(a)
..................... 28,459 1,603,095
KB Home ........................ 86,053 2,230,494
La-Z-Boy, Inc. ..................... 47,942 1,082,051
Leggett & Platt, Inc. ................. 141,703 4,707,374
Lennar Corp., Class A ................ 265,259 19,775,058
Lennar Corp., Class B ............... 16,901 1,005,779
LGI Homes, Inc.
(a)(b)
................. 20,181 1,642,128
Lovesac Co. (The)
(a)(b)
................ 20,374 415,222
M/I Homes, Inc.
(a)
................... 108 3,913

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
MDC Holdings, Inc. ................. 57,435 $ 1,574,868
Meritage Homes Corp.
(a)
.............. 37,690 2,648,476
Mohawk Industries, Inc.
(a)
............. 53,047 4,837,356
Nephros, Inc.
(a)
.................... 4,131 3,759
Newell Brands, Inc. ................. 369,830 5,136,939
Nova Lifestyle, Inc.
(a)
................ 2,790 2,065
NVR, Inc.
(a)
....................... 3,103 12,371,909
PulteGroup, Inc. ................... 243,120 9,117,000
Purple Innovation, Inc.
(a)(b)
............. 56,571 229,112
Skyline Champion Corp.
(a)
............. 54,160 2,863,439
Sonos, Inc.
(a)(b)
..................... 129,766 1,803,747
Taylor Morrison Home Corp.
(a)
.......... 134,647 3,139,968
Tempur Sealy International, Inc. ......... 173,520 4,188,773
Toll Brothers, Inc. ................... 122,547 5,146,974
TopBuild Corp.
(a)(b)
.................. 34,446 5,676,012
Traeger, Inc.
(a)(b)
.................... 41,804 117,887
TRI Pointe Homes, Inc.
(a)
.............. 110,149 1,664,351
Tupperware Brands Corp.
(a)
............ 49,749 325,856
Vizio Holding Corp., Class A
(a)(b)
......... 84,854 741,624
Vuzix Corp.
(a)(b)
.................... 63,961 370,334
Whirlpool Corp. .................... 57,333 7,729,062
Yunhong CTI Ltd.
(a)
................. 230 151
149,433,903
Household Products — 1.2%
Central Garden & Pet Co., Class A, NVS
(a)
.. 46,507 1,588,679
Church & Dwight Co., Inc. ............. 252,366 18,029,027
Clorox Co. (The) ................... 129,532 16,630,613
Colgate-Palmolive Co. ............... 858,725 60,325,431
Energizer Holdings, Inc. .............. 68,264 1,716,157
Kimberly-Clark Corp. ................ 354,961 39,947,311
Procter & Gamble Co. (The) ........... 2,500,910 315,739,888
Reynolds Consumer Products, Inc. ....... 50,686 1,318,343
Spectrum Brands Holdings, Inc. ......... 47,163 1,840,772
WD-40 Co.
(b)
...................... 13,041 2,291,825
459,428,046
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 715,058 16,160,311
Clearway Energy, Inc., Class A .......... 37,100 1,079,610
Clearway Energy, Inc., Class C ......... 98,416 3,134,549
Montauk Renewables, Inc.
(a)(b)
.......... 82,395 1,436,969
Ormat Technologies, Inc. .............. 42,723 3,682,722
Sunnova Energy International, Inc.
(a)(b)
..... 96,333 2,127,033
Vistra Corp. ...................... 414,989 8,714,769
36,335,963
Industrial Conglomerates — 0.7%
3M Co. .......................... 585,869 64,738,524
General Electric Co. ................. 1,152,278 71,337,531
Honeywell International, Inc. ........... 702,810 117,348,186
253,424,241
Insurance — 2.3%
Aflac, Inc. ........................ 603,743 33,930,357
Alleghany Corp.
(a)
................... 14,552 12,214,512
Allstate Corp. (The) ................. 280,040 34,873,381
Ambac Financial Group, Inc.
(a)
.......... 45,505 580,189
American Equity Investment Life Holding Co. 84,046 3,134,075
American Financial Group, Inc. ......... 69,622 8,558,632
American International Group, Inc. ....... 804,922 38,217,697
AMERISAFE, Inc. .................. 18,954 885,720
Aon plc, Class A ................... 220,320 59,017,118
Arch Capital Group Ltd.
(a)
............. 391,006 17,806,413
Argo Group International Holdings Ltd. .... 39,494 760,654
Arthur J Gallagher & Co. .............. 222,316 38,064,946
Security
Shares
Shares Value
Insurance (continued)
Assurant, Inc. ..................... 56,100 $ 8,149,647
Assured Guaranty Ltd. ............... 65,342 3,165,820
Atlantic American Corp.
(b)
............. 749 2,142
Axis Capital Holdings Ltd. ............. 78,959 3,880,835
Brighthouse Financial, Inc.
(a)
........... 76,540 3,323,367
Brown & Brown, Inc. ................. 247,986 14,998,193
BRP Group, Inc., Class A
(a)
............ 78,141 2,059,015
Chubb Ltd. ....................... 434,569 79,039,410
Cincinnati Financial Corp. ............. 174,513 15,631,129
CNA Financial Corp. ................. 28,198 1,040,506
CNO Financial Group, Inc. ............. 134,060 2,409,058
Conifer Holdings, Inc.
(a)(b)
.............. 833 1,341
Donegal Group, Inc., Class A ........... 11,064 149,253
eHealth, Inc.
(a)
..................... 26,999 105,566
Employers Holdings, Inc. .............. 20,555 708,942
Enstar Group Ltd.
(a)(b)
................ 15,004 2,544,528
Erie Indemnity Co., Class A, NVS ........ 26,908 5,981,918
Everest Re Group Ltd. ............... 40,585 10,651,127
FedNat Holding Co.
(a)
................ 10,232 1,177
FG Financial Group, Inc.
(a)
............. 8,665 14,037
Fidelity National Financial, Inc. .......... 240,289 8,698,462
First American Financial Corp. .......... 113,236 5,220,180
Genworth Financial, Inc., Class A
(a)
....... 438,516 1,534,806
Globe Life, Inc. .................... 91,704 9,142,889
GoHealth, Inc., Class A
(a)(b)
............ 57,138 20,284
Goosehead Insurance, Inc., Class A
(a)
..... 19,302 687,923
Hagerty, Inc., Class A
(a)(b)
.............. 71,926 646,615
Hanover Insurance Group, Inc. (The) ..... 37,709 4,832,031
Hartford Financial Services Group, Inc. (The) 336,493 20,842,376
HCI Group, Inc. .................... 8,386 328,731
Hippo Holdings, Inc.
(a)
................ 15,922 295,044
Horace Mann Educators Corp. .......... 20,403 720,022
ICC Holdings, Inc.
(a)(b)
................ 1,139 17,370
James River Group Holdings Ltd. ........ 23,359 532,819
Kemper Corp. ..................... 66,427 2,740,778
Kingstone Cos., Inc. ................. 8,670 23,062
Kinsale Capital Group, Inc.
(b)
........... 25,249 6,449,100
Lemonade, Inc.
(a)(b)
.................. 43,258 916,204
Lincoln National Corp. ............... 160,588 7,051,419
Loews Corp. ...................... 197,639 9,850,328
Markel Corp.
(a)
..................... 14,579 15,806,843
Marsh & McLennan Cos., Inc. .......... 518,324 77,380,590
MBIA, Inc.
(a)
...................... 75,186 691,711
Mercury General Corp. ............... 30,517 867,293
MetLife, Inc. ...................... 702,840 42,718,615
National Western Life Group, Inc., Class A .. 2,907 496,516
Old Republic International Corp. ......... 312,510 6,540,834
Oscar Health, Inc., Class A
(a)(b)
.......... 187,745 936,848
Palomar Holdings, Inc.
(a)
.............. 25,923 2,170,274
Primerica, Inc. ..................... 38,436 4,744,924
Principal Financial Group, Inc. .......... 245,406 17,706,043
ProAssurance Corp. ................. 36,192 706,106
Progressive Corp. (The) .............. 610,901 70,992,805
Prudential Financial, Inc. .............. 385,151 33,038,253
Reinsurance Group of America, Inc. ...... 72,805 9,159,597
RenaissanceRe Holdings Ltd. .......... 44,760 6,283,856
RLI Corp. ........................ 40,665 4,163,283
Root, Inc., Class A
(a)(b)
................ 3,123 24,609
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 82,655 3,357,446
Safety Insurance Group, Inc. ........... 11,476 935,983
Selective Insurance Group, Inc. ......... 64,224 5,227,834
Selectquote, Inc.
(a)
.................. 129,377 94,445
SiriusPoint Ltd.
(a)
................... 86,364 427,502
Stewart Information Services Corp. ....... 16,242 708,801
Tiptree, Inc.
(b)
..................... 36,939 397,464

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Travelers Cos., Inc. (The) ............. 249,454 $ 38,216,353
Trupanion, Inc.
(a)
................... 35,692 2,121,176
Unico American Corp.
(a)
.............. 619 737
United Fire Group, Inc. ............... 20,297 583,133
United Insurance Holdings Corp. ........ 10,718 6,865
Universal Insurance Holdings, Inc. ....... 27,437 270,254
Unum Group ...................... 199,128 7,726,166
White Mountains Insurance Group Ltd. .... 2,933 3,821,758
Willis Towers Watson plc .............. 116,291 23,367,514
WR Berkley Corp. .................. 206,624 13,343,778
877,487,357
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A
(a)
.............. 6,244,011 597,239,652
Alphabet, Inc., Class C, NVS
(a)
.......... 5,625,789 540,919,612
Angi, Inc., Class A
(a)(b)
................ 73,270 216,146
Bumble, Inc., Class A
(a)(b)
.............. 72,399 1,555,855
Cargurus, Inc., Class A
(a)
.............. 92,135 1,305,553
Cars.com, Inc.
(a)
.................... 75,197 864,765
DHI Group, Inc.
(a)
................... 38,673 208,061
Eventbrite, Inc., Class A
(a)(b)
............ 84,458 513,505
EverQuote, Inc., Class A
(a)(b)
............ 16,483 112,414
fuboTV, Inc.
(a)(b)
.................... 202,166 717,689
IAC, Inc.
(a)(b)
...................... 88,307 4,890,442
IZEA Worldwide, Inc.
(a)(b)
.............. 40,766 29,029
Liberty TripAdvisor Holdings, Inc., Class A
(a)(b)
74,675 81,396
Match Group, Inc.
(a)
................. 299,587 14,305,279
MediaAlpha, Inc., Class A
(a)(b)
........... 19,340 169,225
Meta Platforms, Inc., Class A
(a)
.......... 2,384,672 323,552,297
Pinterest, Inc., Class A
(a)
.............. 616,940 14,374,702
QuinStreet, Inc.
(a)
................... 43,448 456,204
Shutterstock, Inc. ................... 20,709 1,038,971
Snap, Inc., Class A, NVS
(a)
............ 1,118,417 10,982,855
Super League Gaming, Inc.
(a)(b)
.......... 25,376 17,129
Travelzoo
(a)(b)
...................... 9,150 40,534
TripAdvisor, Inc.
(a)
.................. 96,332 2,127,011
TrueCar, Inc.
(a)
..................... 85,213 128,672
Twitter, Inc.
(a)
...................... 716,444 31,408,905
Vimeo, Inc.
(a)(b)
..................... 166,273 665,092
Vinco Ventures, Inc.
(a)(b)
............... 792 737
Yelp, Inc.
(a)
....................... 76,516 2,594,658
Zedge, Inc., Class B
(a)
................ 10,342 24,407
Ziff Davis, Inc.
(a)
.................... 47,729 3,268,482
ZipRecruiter, Inc., Class A
(a)(b)
........... 43,366 715,539
ZoomInfo Technologies, Inc.
(a)(b)
......... 284,358 11,846,354
1,566,371,172
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.
(a)
................. 9,258,186 1,046,175,018
CarParts.com, Inc.
(a)
................. 35,467 183,364
Chewy, Inc., Class A
(a)(b)
.............. 107,456 3,301,048
ContextLogic, Inc., Class A
(a)(b)
.......... 1,089,402 799,512
DoorDash, Inc., Class A
(a)(b)
............ 278,751 13,784,237
eBay, Inc. ........................ 584,664 21,521,482
Etsy, Inc.
(a)(b)
...................... 132,686 13,285,849
Groupon, Inc.
(a)(b)
................... 72 573
iMedia Brands, Inc., Class A
(a)
.......... 2,509 1,606
Liquidity Services, Inc.
(a)
.............. 27,922 454,012
Overstock.com, Inc.
(a)(b)
............... 47,336 1,152,632
PetMed Express, Inc. ................ 26,491 517,104
Porch Group, Inc.
(a)(b)
................ 87,887 197,746
Poshmark, Inc., Class A
(a)
............. 37,443 586,732
Qurate Retail, Inc. .................. 379,213 762,218
RealReal, Inc. (The)
(a)(b)
............... 468 702
Remark Holdings, Inc.
(a)(b)
............. 54,344 14,455
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Revolve Group, Inc., Class A
(a)(b)
......... 41,362 $ 897,142
Stitch Fix, Inc., Class A
(a)
.............. 75,527 298,332
ThredUp, Inc., Class A
(a)(b)
............. 78,695 144,799
Waitr Holdings, Inc.
(a)(b)
............... 75,701 11,052
Wayfair, Inc., Class A
(a)(b)
.............. 80,912 2,633,686
Xometry, Inc., Class A
(a)(b)
............. 31,467 1,787,011
1,108,510,312
IT Services — 4.3%
Accenture plc, Class A ............... 661,425 170,184,653
Affirm Holdings, Inc., Class A
(a)(b)
......... 229,130 4,298,479
Akamai Technologies, Inc.
(a)(b)
........... 170,454 13,690,865
Automatic Data Processing, Inc. ......... 430,323 97,334,759
AvidXchange Holdings, Inc.
(a)(b)
.......... 123,804 1,042,430
BigCommerce Holdings, Inc.
(a)
.......... 61,859 915,513
Block, Inc., Class A
(a)(b)
............... 564,993 31,068,965
Brightcove, Inc.
(a)
................... 36,988 233,024
Broadridge Financial Solutions, Inc. ...... 123,905 17,881,970
Cass Information Systems, Inc. ......... 10,937 379,405
Cloudflare, Inc., Class A
(a)(b)
............ 305,540 16,899,417
Cognizant Technology Solutions Corp., Class A 532,628 30,594,152
Concentrix Corp. ................... 44,665 4,985,954
Conduent, Inc.
(a)
................... 187,245 625,398
Core Scientific, Inc.
(a)(b)
............... 252,173 327,825
CSG Systems International, Inc. ......... 26,898 1,422,366
CSP, Inc. ........................ 681 4,896
DigitalOcean Holdings, Inc.
(a)(b)
.......... 63,718 2,304,680
DXC Technology Co.
(a)(b)
.............. 248,314 6,078,727
Edgio, Inc.
(a)(b)
..................... 167,078 464,477
EPAM Systems, Inc.
(a)(b)
.............. 61,547 22,291,708
Euronet Worldwide, Inc.
(a)
............. 52,770 3,997,855
EVERTEC, Inc. .................... 65,836 2,063,959
Evo Payments, Inc., Class A
(a)
.......... 46,305 1,541,957
Exela Technologies, Inc.
(a)(b)
............ 33,491 15,175
ExlService Holdings, Inc.
(a)
............ 37,071 5,462,783
Fastly, Inc., Class A
(a)(b)
............... 110,589 1,012,995
Fidelity National Information Services, Inc. .. 641,820 48,502,337
Fiserv, Inc.
(a)
...................... 666,306 62,346,252
FleetCor Technologies, Inc.
(a)
........... 77,244 13,608,076
Flywire Corp.
(a)
.................... 66,142 1,518,620
Gartner, Inc.
(a)
..................... 83,431 23,084,523
Genpact Ltd. ...................... 169,683 7,427,025
Global Payments, Inc. ............... 292,788 31,635,743
GoDaddy, Inc., Class A
(a)(b)
............. 166,354 11,791,172
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 45,403 850,398
Hackett Group, Inc. (The) ............. 27,632 489,639
I3 Verticals, Inc., Class A
(a)(b)
........... 35,171 704,475
Inpixon
(a)
........................ 1 —
International Business Machines Corp. .... 940,575 111,749,716
International Money Express, Inc.
(a)
....... 49,147 1,120,060
Jack Henry & Associates, Inc. .......... 77,378 14,103,688
Kyndryl Holdings, Inc.
(a)(b)
............. 185,846 1,536,946
Marqeta, Inc., Class A
(a)
.............. 379,551 2,702,403
Mastercard, Inc., Class A .............. 888,559 252,652,866
Maximus, Inc. ..................... 66,052 3,822,429
MoneyGram International, Inc.
(a)(b)
........ 65,013 676,135
MongoDB, Inc., Class A
(a)(b)
............ 73,299 14,554,249
Okta, Inc., Class A
(a)(b)
................ 156,761 8,914,998
Paya Holdings, Inc., Class A
(a)(b)
......... 65,221 398,500
Paychex, Inc. ..................... 332,630 37,324,412
Payoneer Global, Inc.
(a)
............... 200,149 1,210,902
PayPal Holdings, Inc.
(a)
............... 1,208,244 103,993,561
Paysign, Inc.
(a)(b)
.................... 35,211 83,450
Perficient, Inc.
(a)
.................... 37,513 2,439,095
PFSweb, Inc.
(a)(b)
................... 18,039 168,124

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Rackspace Technology, Inc.
(a)(b)
......... 41,056 $ 167,509
Remitly Global, Inc.
(a)(b)
............... 98,195 1,091,928
Repay Holdings Corp., Class A
(a)(b)
....... 94,261 665,483
Sabre Corp.
(a)
..................... 338,510 1,743,327
Shift4 Payments, Inc., Class A
(a)
......... 52,387 2,336,984
Snowflake, Inc., Class A
(a)(b)
............ 299,340 50,875,826
SolarWinds Corp.
(a)
................. 34,510 267,453
Squarespace, Inc., Class A
(a)(b)
.......... 28,957 618,522
SS&C Technologies Holdings, Inc. ....... 233,153 11,133,056
Steel Connect, Inc.
(a)
................ 48,873 66,956
Switch, Inc., Class A
(b)
................ 131,390 4,426,529
TaskUS, Inc., Class A
(a)(b)
.............. 42,828 689,531
Thoughtworks Holding, Inc.
(a)(b)
.......... 52,413 549,812
Toast, Inc., Class A
(a)(b)
............... 337,039 5,635,292
TTEC Holdings, Inc. ................. 18,305 811,095
Tucows, Inc., Class A
(a)(b)
.............. 10,021 374,886
Twilio, Inc., Class A
(a)(b)
............... 187,212 12,943,838
Unisys Corp.
(a)
..................... 63,585 480,067
Usio, Inc.
(a)(b)
...................... 8,028 10,436
VeriSign, Inc.
(a)
.................... 95,128 16,523,734
Verra Mobility Corp., Class A
(a)
.......... 126,222 1,940,032
Visa, Inc., Class A
(b)
................. 1,702,389 302,429,406
Western Union Co. (The) ............. 408,674 5,517,099
WEX, Inc.
(a)
....................... 45,611 5,789,860
1,623,622,842
Leisure Products — 0.1%
Acushnet Holdings Corp.
(b)
............ 45,285 1,969,445
American Outdoor Brands, Inc.
(a)
........ 12,938 113,466
AMMO, Inc.
(a)(b)
.................... 122,786 359,763
Brunswick Corp. ................... 82,229 5,381,888
Hasbro, Inc. ...................... 134,046 9,037,381
JAKKS Pacific, Inc.
(a)
................ 35,475 685,732
Johnson Outdoors, Inc., Class A ......... 8,750 448,962
Latham Group, Inc.
(a)
................ 31,106 111,670
Malibu Boats, Inc., Class A
(a)(b)
.......... 18,826 903,460
Marine Products Corp. ............... 30,105 254,688
Mattel, Inc.
(a)
...................... 367,862 6,967,306
Nautilus, Inc.
(a)(b)
................... 28,420 46,325
Peloton Interactive, Inc., Class A
(a)(b)
...... 307,300 2,129,589
Polaris, Inc. ....................... 59,264 5,668,602
Smith & Wesson Brands, Inc. ........... 56,223 583,032
Sturm Ruger & Co., Inc. .............. 16,709 848,650
Topgolf Callaway Brands Corp.
(a)
........ 122,018 2,350,067
Vista Outdoor, Inc.
(a)
................. 56,828 1,382,057
YETI Holdings, Inc.
(a)(b)
............... 91,253 2,602,536
41,844,619
Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A
(a)(b)
......... 103,509 2,947,936
Adaptive Biotechnologies Corp.
(a)(b)
....... 112,696 802,396
Agilent Technologies, Inc. ............. 311,016 37,803,995
Applied DNA Sciences, Inc.
(a)
........... 366 414
Avantor, Inc.
(a)
..................... 709,724 13,910,590
Azenta, Inc. ...................... 75,269 3,226,029
Berkeley Lights, Inc.
(a)
................ 47,466 135,753
Bionano Genomics, Inc.
(a)(b)
............ 292,950 536,098
Bio-Rad Laboratories, Inc., Class A
(a)
...... 22,442 9,361,456
Bio-Techne Corp. ................... 41,636 11,824,624
Bruker Corp.
(b)
..................... 99,620 5,285,837
Champions Oncology, Inc.
(a)
............ 6,894 51,705
Charles River Laboratories International, Inc.
(a)
53,534 10,535,491
ChromaDex Corp.
(a)(b)
................ 88,451 108,795
Codexis, Inc.
(a)
..................... 75,081 454,991
Cytek Biosciences, Inc.
(a)
.............. 34,864 513,198
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Danaher Corp. .................... 683,616 $ 176,571,177
Illumina, Inc.
(a)
..................... 167,267 31,912,871
Inotiv, Inc.
(a)(b)
..................... 11,209 188,872
IQVIA Holdings, Inc.
(a)(b)
............... 194,220 35,181,011
Maravai LifeSciences Holdings, Inc., Class A
(a)
106,843 2,727,702
Medpace Holdings, Inc.
(a)(b)
............ 29,141 4,580,091
Mettler-Toledo International, Inc.
(a)
....... 23,469 25,443,212
NanoString Technologies, Inc.
(a)(b)
........ 53,364 681,458
Nautilus Biotechnology, Inc.
(a)(b)
......... 135,138 286,493
NeoGenomics, Inc.
(a)
................ 128,504 1,106,419
Pacific Biosciences of California, Inc.
(a)(b)
... 243,728 1,414,841
PerkinElmer, Inc. ................... 130,261 15,674,306
Personalis, Inc.
(a)(b)
.................. 35,283 104,790
Quanterix Corp.
(a)
................... 31,067 342,358
Quantum-Si, Inc., Class A
(a)(b)
........... 105,651 290,540
Repligen Corp.
(a)
................... 54,743 10,242,963
Seer, Inc., Class A
(a)(b)
................ 39,601 306,512
SomaLogic, Inc., Class A
(a)(b)
........... 152,768 443,027
Sotera Health Co.
(a)(b)
................ 114,284 779,417
Standard BioTools, Inc.
(a)(b)
............. 64,681 71,149
Syneos Health, Inc., Class A
(a)
.......... 105,775 4,987,291
Thermo Fisher Scientific, Inc. ........... 406,598 206,222,440
Waters Corp.
(a)
.................... 63,477 17,108,956
West Pharmaceutical Services, Inc. ...... 77,612 19,098,761
653,265,965
Machinery — 1.8%
AGCO Corp. ...................... 66,982 6,441,659
AgEagle Aerial Systems, Inc.
(a)(b)
......... 107,306 49,854
Alamo Group, Inc. .................. 8,702 1,063,994
Albany International Corp., Class A ....... 36,532 2,879,818
Allison Transmission Holdings, Inc. ....... 95,614 3,227,929
Altra Industrial Motion Corp. ........... 64,857 2,180,492
Astec Industries, Inc. ................ 19,821 618,217
Barnes Group, Inc. .................. 48,116 1,389,590
Blue Bird Corp.
(a)(b)
.................. 34,967 291,974
Caterpillar, Inc. .................... 554,481 90,979,243
Chart Industries, Inc.
(a)(b)
.............. 36,545 6,737,071
Chicago Rivet & Machine Co. .......... 125 3,221
CIRCOR International, Inc.
(a)
........... 19,486 321,324
Columbus McKinnon Corp. ............ 37,786 988,482
Crane Holdings Co. ................. 55,912 4,894,537
Cummins, Inc. ..................... 145,362 29,582,621
Deere & Co. ...................... 291,796 97,427,766
Desktop Metal, Inc., Class A
(a)(b)
......... 226,834 587,500
Donaldson Co., Inc. ................. 133,244 6,530,288
Douglas Dynamics, Inc. .............. 20,053 561,885
Dover Corp. ...................... 148,282 17,286,716
Energy Recovery, Inc.
(a)
.............. 40,864 888,383
Enerpac Tool Group Corp., Class A
(a)
...... 56,821 1,013,118
EnPro Industries, Inc. ................ 19,701 1,674,191
Esab Corp. ....................... 41,898 1,397,717
ESCO Technologies, Inc. ............. 28,253 2,074,900
Evoqua Water Technologies Corp.
(a)(b)
..... 140,476 4,645,541
Federal Signal Corp. ................ 65,366 2,439,459
Flowserve Corp. ................... 143,337 3,483,089
Fortive Corp. ...................... 372,969 21,744,093
Franklin Electric Co., Inc. ............. 37,900 3,096,809
FreightCar America, Inc.
(a)(b)
............ 10,169 37,930
Gates Industrial Corp. plc
(a)(b)
........... 101,353 989,205
Gorman-Rupp Co. (The) .............. 18,928 450,297
Graco, Inc. ....................... 181,126 10,858,504
Graham Corp. ..................... 9,584 84,243
Greenbrier Cos., Inc. (The) ............ 37,249 904,033
Helios Technologies, Inc. .............. 37,792 1,912,275

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Hillenbrand, Inc. ................... 76,045 $ 2,792,372
Hillman Solutions Corp.
(a)(b)
............ 103,441 779,945
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 37,058 71,893
Hyliion Holdings Corp., Class A
(a)(b)
....... 116,536 334,458
Hyster-Yale Materials Handling, Inc. ...... 9,478 203,872
Hyzon Motors, Inc., Class A
(a)(b)
......... 95,118 161,701
IDEX Corp. ....................... 77,792 15,546,731
Illinois Tool Works, Inc. ............... 289,438 52,286,975
Ingersoll Rand, Inc. ................. 433,152 18,738,156
ITT, Inc. ......................... 81,893 5,350,889
John Bean Technologies Corp. .......... 35,134 3,021,524
Kadant, Inc. ...................... 13,583 2,265,780
Kennametal, Inc. ................... 162,961 3,353,737
Lincoln Electric Holdings, Inc. .......... 58,322 7,332,242
Lindsay Corp. ..................... 13,207 1,892,299
LiqTech International, Inc.
(a)(b)
........... 11,916 4,540
Luxfer Holdings plc ................. 50,201 727,915
Manitowoc Co., Inc. (The)
(a)
............ 46,111 357,360
Markforged Holding Corp.
(a)(b)
........... 121,503 240,576
Microvast Holdings, Inc.
(a)
............. 246,538 446,234
Middleby Corp. (The)
(a)
............... 58,598 7,510,506
Miller Industries, Inc. ................ 11,518 245,218
Mueller Industries, Inc. ............... 56,308 3,346,948
Mueller Water Products, Inc., Class A ..... 169,204 1,737,725
Nikola Corp.
(a)(b)
.................... 243,298 856,409
NN, Inc.
(a)(b)
....................... 30,624 52,367
Nordson Corp. ..................... 56,308 11,952,499
Omega Flex, Inc.
(b)
.................. 7,097 657,324
Oshkosh Corp. .................... 66,975 4,707,673
Otis Worldwide Corp. ................ 443,468 28,293,258
P&F Industries, Inc., Class A ........... 689 3,672
PACCAR, Inc. ..................... 359,948 30,124,048
Parker-Hannifin Corp. ................ 134,173 32,511,460
Pentair plc ....................... 169,366 6,881,341
Proterra, Inc.
(a)(b)
................... 185,688 924,726
Proto Labs, Inc.
(a)(b)
.................. 28,113 1,024,157
RBC Bearings, Inc.
(a)(b)
............... 31,667 6,580,719
REV Group, Inc. ................... 21,800 240,454
Shyft Group, Inc. (The) ............... 37,457 765,247
Snap-on, Inc. ..................... 54,513 10,976,193
SPX Technologies, Inc.
(a)
.............. 54,492 3,009,048
Standex International Corp. ............ 9,917 809,723
Stanley Black & Decker, Inc. ........... 157,772 11,866,032
Taylor Devices, Inc.
(a)(b)
............... 702 7,139
Tennant Co. ...................... 20,006 1,131,539
Terex Corp. ....................... 65,779 1,956,268
Timken Co. (The) ................... 66,236 3,910,573
Titan International, Inc.
(a)
.............. 46,961 570,107
Toro Co. (The) ..................... 114,114 9,868,579
Trinity Industries, Inc. ................ 77,210 1,648,434
Twin Disc, Inc.
(a)
.................... 9,526 109,263
Wabash National Corp. ............... 66,199 1,030,056
Watts Water Technologies, Inc., Class A .... 28,327 3,561,554
Westinghouse Air Brake Technologies Corp. . 187,495 15,252,718
Xylem, Inc. ....................... 189,930 16,592,285
668,362,429
Marine — 0.0%
Eagle Bulk Shipping, Inc. ............. 18,801 811,827
Genco Shipping & Trading Ltd. .......... 26,859 336,543
Kirby Corp.
(a)
...................... 64,612 3,926,471
Matson, Inc. ...................... 39,324 2,419,213
7,494,054
Security
Shares
Shares Value
Media — 0.8%
Altice USA, Inc., Class A
(a)(b)
............ 228,883 $ 1,334,388
AMC Networks, Inc., Class A
(a)
.......... 34,519 700,736
Beasley Broadcast Group, Inc., Class A
(a)(b)
. 904 976
Boston Omaha Corp., Class A
(a)
......... 21,506 495,498
Cable One, Inc. .................... 5,006 4,270,368
Cardlytics, Inc.
(a)(b)
.................. 35,414 332,892
Charter Communications, Inc., Class A
(a)(b)
.. 117,495 35,642,108
Clear Channel Outdoor Holdings, Inc.
(a)
.... 439,493 602,105
Comcast Corp., Class A .............. 4,626,778 135,703,399
comScore, Inc.
(a)
................... 48,651 80,274
Cumulus Media, Inc., Class A
(a)
......... 44,042 309,615
Daily Journal Corp.
(a)
................ 3,356 860,445
DallasNews Corp. .................. 5,433 25,209
DISH Network Corp., Class A
(a)
......... 248,517 3,436,990
Entravision Communications Corp., Class A . 56,748 225,290
EW Scripps Co. (The), Class A, NVS
(a)
.... 55,979 630,883
Fox Corp., Class A, NVS .............. 332,739 10,208,433
Fox Corp., Class B .................. 141,029 4,019,326
Gannett Co., Inc.
(a)
.................. 124,176 189,989
Gray Television, Inc. ................. 87,064 1,246,756
iHeartMedia, Inc., Class A
(a)
............ 116,044 850,603
Insignia Systems, Inc.
(a)
.............. 1,165 7,130
Interpublic Group of Cos., Inc. (The) ...... 413,996 10,598,298
John Wiley & Sons, Inc., Class A ........ 47,122 1,769,902
Liberty Broadband Corp., Class A
(a)
....... 18,899 1,409,865
Liberty Broadband Corp., Class C, NVS
(a)
.. 136,771 10,093,700
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
(b)
........................... 91,864 3,497,263
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(a)
........................ 166,558 6,280,902
Loyalty Ventures, Inc.
(a)(b)
.............. 19,321 23,378
Magnite, Inc.
(a)(b)
.................... 116,900 768,033
Marchex, Inc., Class B
(a)(b)
............. 28,413 47,734
Mediaco Holding, Inc., Class A
(a)
......... 858 1,544
National CineMedia, Inc. .............. 94,226 61,388
New York Times Co. (The), Class A ....... 177,792 5,111,520
News Corp., Class A, NVS ............ 402,306 6,078,843
News Corp., Class B ................ 121,654 1,875,905
Nexstar Media Group, Inc. ............. 41,187 6,872,051
Omnicom Group, Inc. ................ 216,452 13,655,957
Paramount Global, Class B, NVS ........ 561,614 10,693,131
PubMatic, Inc., Class A
(a)(b)
............. 35,156 584,644
Saga Communications, Inc., Class A ...... 8,578 224,315
Scholastic Corp., NVS ............... 28,129 865,248
Sinclair Broadcast Group, Inc., Class A .... 40,557 733,676
Sirius XM Holdings, Inc.
(b)
............. 837,319 4,781,092
Stagwell, Inc., Class A
(a)(b)
............. 117,027 813,338
TechTarget, Inc.
(a)
................... 29,365 1,738,408
TEGNA, Inc. ...................... 225,591 4,665,222
Thryv Holdings, Inc.
(a)(b)
............... 32,352 738,596
Urban One, Inc., Class A
(a)(b)
........... 233 1,233
WideOpenWest, Inc.
(a)(b)
.............. 74,055 908,655
296,067,254
Metals & Mining — 0.5%
5E Advanced Materials, Inc.
(a)(b)
......... 35,673 362,438
Alcoa Corp. ....................... 189,671 6,384,326
Alpha Metallurgical Resources, Inc. ...... 20,047 2,743,232
Ampco-Pittsburgh Corp.
(a)(b)
............ 9,368 34,474
Arconic Corp.
(a)
.................... 101,778 1,734,297
ATI, Inc.
(a)
........................ 131,272 3,493,148
Carpenter Technology Corp. ........... 54,067 1,683,646
Century Aluminum Co.
(a)
.............. 57,673 304,513
Cleveland-Cliffs, Inc.
(a)(b)
.............. 501,357 6,753,279
Coeur Mining, Inc.
(a)(b)
................ 311,426 1,065,077

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Commercial Metals Co. ............... 134,089 $ 4,757,478
Compass Minerals International, Inc. ...... 38,182 1,471,152
Freeport-McMoRan, Inc. .............. 1,511,609 41,312,274
Gatos Silver, Inc.
(a)(b)
................. 68,910 184,679
Gold Resource Corp. ................ 72,080 118,932
Golden Minerals Co.
(a)(b)
.............. 95,234 24,570
Haynes International, Inc. ............. 11,208 393,625
Hecla Mining Co. ................... 612,916 2,414,889
Hycroft Mining Holding Corp., Class A
(a)(b)
... 85,980 51,975
Kaiser Aluminum Corp. ............... 19,586 1,201,601
Materion Corp. .................... 20,486 1,638,880
McEwen Mining, Inc.
(a)(b)
.............. 23,726 77,347
MP Materials Corp., Class A
(a)(b)
......... 97,933 2,673,571
Newmont Corp. .................... 834,035 35,054,491
Nucor Corp. ...................... 275,801 29,507,949
Paramount Gold Nevada Corp.
(a)(b)
....... 159,415 49,100
Piedmont Lithium, Inc.
(a)(b)
............. 18,226 974,909
Ramaco Resources, Inc. .............. 98,737 908,380
Reliance Steel & Aluminum Co. ......... 65,582 11,438,157
Royal Gold, Inc. .................... 68,560 6,432,299
Ryerson Holding Corp. ............... 18,164 467,541
Schnitzer Steel Industries, Inc., Class A .... 28,172 801,775
Solitario Zinc Corp.
(a)
................ 37,560 18,555
Steel Dynamics, Inc. ................. 183,212 12,998,891
SunCoke Energy, Inc. ................ 69,115 401,558
TimkenSteel Corp.
(a)
................. 37,935 568,646
United States Antimony Corp.
(a)
......... 74,926 27,573
United States Steel Corp. ............. 234,745 4,253,579
Warrior Met Coal, Inc. ................ 46,052 1,309,719
Worthington Industries, Inc. ............ 36,994 1,410,951
187,503,476
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc. ...... 18,900 77,679
AGNC Investment Corp. .............. 539,185 4,539,938
Annaly Capital Management, Inc. ........ 438,402 7,522,978
Apollo Commercial Real Estate Finance, Inc. 134,458 1,116,001
Arbor Realty Trust, Inc. ............... 196,555 2,260,383
Ares Commercial Real Estate Corp. ...... 32,210 336,595
Arlington Asset Investment Corp., Class A
(a)
. 114,463 311,339
ARMOUR Residential REIT, Inc. ......... 396 1,929
Blackstone Mortgage Trust, Inc., Class A ... 178,029 4,155,197
BrightSpire Capital, Inc., Class A ........ 86,405 545,216
Broadmark Realty Capital, Inc. .......... 139,045 710,520
Cherry Hill Mortgage Investment Corp. .... 17,940 88,085
Chimera Investment Corp. ............. 267,508 1,396,392
Claros Mortgage Trust, Inc. ............ 100,355 1,178,168
Dynex Capital, Inc. .................. 108 1,258
Ellington Financial, Inc. ............... 56,572 643,224
Ellington Residential Mortgage REIT ...... 11,546 71,239
Franklin BSP Realty Trust, Inc. .......... 94,620 1,019,057
Granite Point Mortgage Trust, Inc. ....... 60,253 388,029
Great Ajax Corp. ................... 21,188 159,122
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 95,183 2,848,827
Invesco Mortgage Capital, Inc. .......... 40,954 454,589
KKR Real Estate Finance Trust, Inc. ...... 108 1,755
Ladder Capital Corp., Class A .......... 167,900 1,504,384
Manhattan Bridge Capital, Inc. .......... 879 4,958
MFA Financial, Inc. .................. 100,269 780,093
New York Mortgage Trust, Inc. .......... 556,942 1,303,244
Orchid Island Capital, Inc. ............. 151,501 1,242,308
PennyMac Mortgage Investment Trust ..... 91,594 1,078,977
Ready Capital Corp. ................. 86,832 880,476
Redwood Trust, Inc. ................. 115,390 662,339
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Rithm Capital Corp. ................. 470,241 $ 3,442,164
Starwood Property Trust, Inc. ........... 334,797 6,100,001
TPG RE Finance Trust, Inc. ............ 73,506 514,542
Two Harbors Investment Corp. .......... 450,849 1,496,819
Western Asset Mortgage Capital Corp. .... 5,358 59,956
48,897,781
Multiline Retail — 0.5%
Big Lots, Inc. ...................... 39,699 619,701
Dillard's, Inc., Class A
(b)
............... 3,515 958,751
Dollar General Corp. ................ 239,197 57,373,792
Dollar Tree, Inc.
(a)(b)
................. 222,599 30,295,724
Franchise Group, Inc. ................ 36,075 876,623
Kohl's Corp. ...................... 132,636 3,335,795
Macy's, Inc. ...................... 286,291 4,486,180
Nordstrom, Inc. .................... 111,765 1,869,829
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 63,268 3,264,629
Target Corp. ...................... 487,913 72,401,410
175,482,434
Multi-Utilities — 0.8%
Ameren Corp. ..................... 267,141 21,518,207
Avista Corp. ...................... 69,253 2,565,824
Black Hills Corp. ................... 65,526 4,438,076
CenterPoint Energy, Inc. .............. 657,475 18,527,645
CMS Energy Corp. .................. 299,369 17,435,250
Consolidated Edison, Inc. ............. 367,732 31,536,696
Dominion Energy, Inc. ................ 868,142 59,997,294
DTE Energy Co. ................... 204,352 23,510,698
NiSource, Inc. ..................... 423,814 10,675,875
NorthWestern Corp. ................. 59,071 2,911,019
Public Service Enterprise Group, Inc. ..... 526,217 29,589,182
Sempra Energy .................... 329,480 49,402,231
Unitil Corp. ....................... 11,733 544,998
WEC Energy Group, Inc. .............. 328,963 29,419,161
302,072,156
Oil, Gas & Consumable Fuels — 4.2%
Aemetis, Inc.
(a)(b)
................... 63,468 388,424
Amplify Energy Corp.
(a)
............... 73,393 482,192
Antero Midstream Corp. .............. 330,134 3,030,630
Antero Resources Corp.
(a)
............. 297,791 9,091,559
APA Corp. ....................... 353,043 12,070,540
Arch Resources, Inc., Class A .......... 19,873 2,356,938
Archaea Energy, Inc., Class A
(a)(b)
........ 80,614 1,451,858
Barnwell Industries, Inc.
(b)
............. 8,015 21,160
Berry Corp. ....................... 47,665 357,487
Brigham Minerals, Inc., Class A ......... 48,045 1,185,270
California Resources Corp. ............ 85,063 3,268,971
Callon Petroleum Co.
(a)
............... 46,643 1,632,971
Camber Energy, Inc.
(a)
............... 1 —
Cheniere Energy, Inc. ................ 259,020 42,974,008
Chesapeake Energy Corp. ............ 99,332 9,358,068
Chevron Corp. ..................... 1,880,769 270,210,082
Chord Energy Corp. ................. 42,645 5,832,557
Civitas Resources, Inc. ............... 60,169 3,453,099
Clean Energy Fuels Corp.
(a)(b)
........... 241,027 1,287,084
CNX Resources Corp.
(a)(b)
............. 203,864 3,166,008
Comstock Resources, Inc.
(a)
............ 97,808 1,691,100
ConocoPhillips .................... 1,326,165 135,719,726
CONSOL Energy, Inc. ................ 28,449 1,829,840
Continental Resources, Inc. ............ 65,485 4,375,053
Coterra Energy, Inc. ................. 838,921 21,912,617
Crescent Energy Co., Class A
(b)
......... 20,091 270,626
CVR Energy, Inc. ................... 28,188 816,888
Delek US Holdings, Inc. .............. 85,811 2,328,911

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Denbury, Inc.
(a)
.................... 53,483 $ 4,613,444
Devon Energy Corp. ................. 684,596 41,164,757
Diamondback Energy, Inc. ............. 184,060 22,171,868
Dorian LPG Ltd. .................... 23,670 321,202
DT Midstream, Inc. .................. 103,044 5,346,953
Earthstone Energy, Inc., Class A
(a)(b)
...... 36,919 454,842
Enviva, Inc. ....................... 31,436 1,888,046
EOG Resources, Inc. ................ 611,721 68,347,587
EQT Corp. ....................... 385,308 15,701,301
Equitrans Midstream Corp. ............ 435,813 3,259,881
Evolution Petroleum Corp. ............. 31,731 220,848
Excelerate Energy, Inc., Class A
(b)
........ 32,665 764,361
Exxon Mobil Corp. .................. 4,350,656 379,855,775
Gevo, Inc.
(a)(b)
..................... 211,177 481,484
Green Plains, Inc.
(a)
................. 22,860 664,540
Gulfport Energy Corp.
(a)(b)
............. 12,209 1,077,933
Hallador Energy Co.
(a)(b)
............... 18,765 105,459
Harvest Natural Resources, Inc., NVS
(a)(d)
... 8,626 3,019
Hess Corp. ....................... 291,862 31,810,039
HF Sinclair Corp. ................... 157,474 8,478,400
Houston American Energy Corp.
(a)(b)
...... 22,281 77,092
International Seaways, Inc. ............ 57,319 2,013,616
Kinder Morgan, Inc. ................. 2,056,970 34,227,981
Kinetik Holdings, Inc., Class A .......... 12,358 402,624
Kosmos Energy Ltd.
(a)(b)
............... 496,087 2,564,770
Laredo Petroleum, Inc.
(a)
.............. 18,714 1,176,175
Lightbridge Corp.
(a)(b)
................. 9,358 42,672
Magnolia Oil & Gas Corp., Class A
(b)
...... 170,639 3,380,359
Marathon Oil Corp. .................. 715,307 16,151,632
Marathon Petroleum Corp. ............ 520,433 51,694,610
Matador Resources Co.
(b)
............. 111,816 5,470,039
Murphy Oil Corp. ................... 161,537 5,681,256
NACCO Industries, Inc., Class A ......... 16,157 759,864
New Fortress Energy, Inc., Class A
(b)
...... 52,642 2,300,982
Northern Oil and Gas, Inc. ............. 68,534 1,878,517
Occidental Petroleum Corp. ............ 788,392 48,446,688
ONEOK, Inc. ...................... 469,770 24,071,015
Overseas Shipholding Group, Inc., Class A
(a)(b)
278,803 828,045
Ovintiv, Inc. ....................... 264,783 12,180,018
Par Pacific Holdings, Inc.
(a)
............ 45,123 740,468
PBF Energy, Inc., Class A
(a)
............ 106,811 3,755,475
PDC Energy, Inc. ................... 99,835 5,769,465
Peabody Energy Corp.
(a)(b)
............. 111,217 2,760,406
Permian Resources Corp., Class A
(a)
...... 197,677 1,344,204
Phillips 66 ........................ 502,317 40,547,028
Pioneer Natural Resources Co. ......... 247,949 53,688,397
Range Resources Corp. .............. 259,169 6,546,609
Ranger Oil Corp., Class A ............. 15,396 484,204
REX American Resources Corp.
(a)
....... 27,567 769,671
SandRidge Energy, Inc.
(a)
............. 25,931 422,935
SilverBow Resources, Inc.
(a)(b)
.......... 19,759 531,122
Sitio Royalties Corp., Class A ........... 18,707 413,612
SM Energy Co. .................... 122,797 4,618,395
Southwestern Energy Co.
(a)
............ 1,156,690 7,078,943
Talos Energy, Inc.
(a)
................. 64,377 1,071,877
Targa Resources Corp. ............... 238,691 14,402,615
Tellurian, Inc.
(a)(b)
................... 624,550 1,492,675
Texas Pacific Land Corp. .............. 6,780 12,049,619
Uranium Energy Corp.
(a)(b)
............. 285,173 998,105
US Energy Corp. ................... 21,151 61,761
VAALCO Energy, Inc.
(b)
............... 94,069 410,141
Valero Energy Corp.
(b)
................ 416,917 44,547,581
Vertex Energy, Inc.
(a)(b)
............... 40,730 253,748
W&T Offshore, Inc.
(a)
................ 96,421 565,027
Williams Cos., Inc. (The) .............. 1,299,688 37,210,067
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp. ............. 76,311 $ 1,788,730
1,584,966,241
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
............. 18,755 705,188
Louisiana-Pacific Corp. ............... 85,334 4,368,248
Mercer International, Inc. .............. 46,444 571,261
Resolute Forest Products, Inc.
(a)
......... 67,384 1,347,680
Sylvamo Corp. .................... 37,486 1,270,775
8,263,152
Personal Products — 0.2%
Beauty Health Co. (The), Class A
(a)(b)
...... 111,118 1,310,081
BellRing Brands, Inc.
(a)
............... 123,742 2,550,323
Coty, Inc., Class A
(a)(b)
................ 319,004 2,016,105
Cyanotech Corp.
(a)
.................. 812 1,754
Edgewell Personal Care Co. ........... 56,961 2,130,341
elf Beauty, Inc.
(a)
................... 59,803 2,249,789
Estee Lauder Cos., Inc. (The), Class A .... 241,453 52,129,703
Herbalife Nutrition Ltd.
(a)
.............. 113,363 2,254,790
Honest Co., Inc. (The)
(a)
.............. 51,112 178,892
Inter Parfums, Inc. .................. 18,687 1,410,121
LifeMD, Inc.
(a)(b)
.................... 43,984 86,648
Mannatech, Inc. .................... 256 5,325
Medifast, Inc. ..................... 11,606 1,257,626
Natural Alternatives International, Inc.
(a)
.... 880 8,157
Nature's Sunshine Products, Inc.
(a)
....... 9,399 77,448
Nu Skin Enterprises, Inc., Class A ........ 49,724 1,659,290
Olaplex Holdings, Inc.
(a)(b)
............. 59,914 572,179
United-Guardian, Inc. ................ 18,458 209,683
USANA Health Sciences, Inc.
(a)
......... 11,717 656,738
Veru, Inc.
(a)(b)
...................... 54,346 626,066
71,391,059
Pharmaceuticals — 4.1%
9 Meters Biopharma, Inc.
(a)
............ 102,785 22,099
AcelRx Pharmaceuticals, Inc.
(a)(b)
........ 105,492 22,048
Acer Therapeutics, Inc.
(a)(b)
............. 17,282 24,022
Aclaris Therapeutics, Inc.
(a)
............ 34,495 542,951
Adamis Pharmaceuticals Corp.
(a)(b)
....... 57,389 11,392
Aerie Pharmaceuticals, Inc.
(a)
........... 44,960 680,245
Agile Therapeutics, Inc.
(a)
............. 15,418 4,578
Amphastar Pharmaceuticals, Inc.
(a)
....... 50,166 1,409,665
Ampio Pharmaceuticals, Inc.
(a)
.......... 274,617 16,614
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 33,662 947,585
ANI Pharmaceuticals, Inc.
(a)
............ 12,677 407,439
Aquestive Therapeutics, Inc.
(a)(b)
......... 9,788 11,452
Arvinas, Inc.
(a)
..................... 46,514 2,069,408
Assertio Holdings, Inc.
(a)(b)
............. 32,214 73,126
Atea Pharmaceuticals, Inc.
(a)(b)
.......... 176,693 1,005,383
Athira Pharma, Inc.
(a)
................ 42,929 127,499
Avenue Therapeutics, Inc.
(a)(b)
........... 514 5,176
Axsome Therapeutics, Inc.
(a)
........... 28,467 1,270,198
Aytu BioPharma, Inc.
(a)
............... 25,883 4,788
Baudax Bio, Inc.
(a)
.................. 87 21
Bristol-Myers Squibb Co. .............. 2,235,212 158,901,221
Cara Therapeutics, Inc.
(a)(b)
............ 56,152 525,583
Cassava Sciences, Inc.
(a)(b)
............ 35,983 1,504,809
Catalent, Inc.
(a)
.................... 187,837 13,591,885
cbdMD, Inc.
(a)(b)
.................... 125,243 28,192
Citius Pharmaceuticals, Inc.
(a)(b)
......... 273,567 331,016
Clearside Biomedical, Inc.
(a)
............ 45,978 51,955
Collegium Pharmaceutical, Inc.
(a)
........ 37,055 593,621
Corcept Therapeutics, Inc.
(a)
........... 112,334 2,880,244
CorMedix, Inc.
(a)(b)
.................. 35,595 100,734
Cumberland Pharmaceuticals, Inc.
(a)
...... 10,249 24,700

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Cymabay Therapeutics, Inc.
(a)
.......... 64,719 $ 226,516
Dare Bioscience, Inc.
(a)(b)
.............. 106,971 106,971
Durect Corp.
(a)(b)
.................... 144,022 83,274
Elanco Animal Health, Inc.
(a)(b)
.......... 500,106 6,206,315
Eli Lilly & Co. ..................... 823,053 266,134,188
Eloxx Pharmaceuticals, Inc.
(a)(b)
......... 46,833 7,962
Eton Pharmaceuticals, Inc.
(a)(b)
.......... 11,020 23,142
Evoke Pharma, Inc.
(a)(b)
............... 6,513 12,179
Evolus, Inc.
(a)(b)
.................... 36,656 295,081
Eyenovia, Inc.
(a)(b)
................... 11,240 21,974
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 110,651 875,249
Fulcrum Therapeutics, Inc.
(a)
........... 39,372 318,519
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 26,711 1,183,030
Harrow Health, Inc.
(a)(b)
............... 66,778 806,010
Hepion Pharmaceuticals, Inc.
(a)(b)
........ 57,938 29,270
Hoth Therapeutics, Inc.
(a)
.............. 1 —
Innoviva, Inc.
(a)
.................... 85,237 989,602
Intra-Cellular Therapies, Inc.
(a)
.......... 91,077 4,237,813
Jaguar Health, Inc.
(a)(b)
............... 28,717 4,480
Jazz Pharmaceuticals plc
(a)
............ 67,549 9,003,606
Johnson & Johnson ................. 2,738,931 447,431,768
Kala Pharmaceuticals, Inc.
(a)(b)
.......... 160,639 35,565
KemPharm, Inc.
(a)(b)
................. 60,195 375,617
Kiora Pharmaceuticals, Inc.
(a)(b)
.......... 1 6
Lannett Co., Inc.
(a)(b)
................. 37,698 16,964
Lipocine, Inc.
(a)
.................... 119 54
Liquidia Corp.
(a)
.................... 180 979
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 29,651 197,179
Merck & Co., Inc. ................... 2,640,775 227,423,543
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 2 5
Nektar Therapeutics
(a)(b)
............... 186,878 598,010
NGM Biopharmaceuticals, Inc.
(a)
......... 57,905 757,397
NovaBay Pharmaceuticals, Inc.
(a)(b)
....... 657 72
Novan, Inc.
(a)(b)
..................... 15,908 29,748
Nuvation Bio, Inc., Class A
(a)
........... 164,280 367,987
Ocular Therapeutix, Inc.
(a)
............. 83,873 348,073
Ocuphire Pharma, Inc.
(a)
.............. 24,308 48,859
Omeros Corp.
(a)(b)
................... 58,207 183,352
Onconova Therapeutics, Inc.
(a)(b)
......... 3 3
Opiant Pharmaceuticals, Inc.
(a)
.......... 6,795 73,046
Organon & Co. .................... 265,593 6,214,876
Otonomy, Inc.
(a)
.................... 19,539 5,764
Pacira BioSciences, Inc.
(a)(b)
............ 47,929 2,549,344
Palisade Bio, Inc.
(a)
.................. 16 2
Paratek Pharmaceuticals, Inc.
(a)(b)
........ 426,278 1,095,534
Perrigo Co. plc .................... 143,314 5,110,577
Pfizer, Inc. ....................... 5,863,297 256,577,877
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 11,178 123,852
Phibro Animal Health Corp., Class A ...... 27,903 370,831
Pliant Therapeutics, Inc.
(a)(b)
............ 21,285 444,644
PLx Pharma, Inc.
(a)
.................. 31,241 20,307
Prestige Consumer Healthcare, Inc.
(a)
..... 56,471 2,813,950
ProPhase Labs, Inc.
(b)
................ 76,977 868,301
Provention Bio, Inc.
(a)
................ 53,927 242,671
Pulmatrix, Inc.
(a)
.................... 1 4
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 29,155 732,665
Relmada Therapeutics, Inc.
(a)(b)
.......... 22,881 847,055
Revance Therapeutics, Inc.
(a)(b)
.......... 74,858 2,021,166
Royalty Pharma plc, Class A ........... 388,133 15,595,184
RVL Pharmaceuticals plc
(a)
............ 12,788 26,855
Satsuma Pharmaceuticals, Inc.
(a)(b)
....... 13,449 80,694
scPharmaceuticals, Inc.
(a)(b)
............ 2,486 16,209
SCYNEXIS, Inc.
(a)(b)
................. 43,025 103,260
Seelos Therapeutics, Inc.
(a)(b)
........... 126,494 130,289
SIGA Technologies, Inc. .............. 67,254 692,716
Security
Shares
Shares Value
Pharmaceuticals (continued)
Societal CDMO, Inc.
(a)(b)
.............. 10,157 $ 16,556
Sonoma Pharmaceuticals, Inc.
(a)
......... 609 1,297
Supernus Pharmaceuticals, Inc.
(a)
........ 56,109 1,899,290
TFF Pharmaceuticals, Inc.
(a)(b)
.......... 18,402 74,712
Theravance Biopharma, Inc.
(a)
.......... 49,813 505,104
Timber Pharmaceuticals, Inc.
(a)
.......... 19 2
Titan Pharmaceuticals, Inc.
(a)
........... 60 65
Trevi Therapeutics, Inc.
(a)
............. 6,732 10,367
Tricida, Inc.
(a)
...................... 108 1,132
Ventyx Biosciences, Inc.
(a)(b)
............ 21,353 745,433
Viatris, Inc. ....................... 1,272,463 10,841,385
VYNE Therapeutics, Inc.
(a)(b)
............ 77,103 17,202
WaVe Life Sciences Ltd.
(a)
............. 50,271 181,478
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 112,798 175,965
Zoetis, Inc., Class A ................. 492,272 72,999,015
Zynerba Pharmaceuticals, Inc.
(a)
......... 35,160 25,737
1,539,822,424
Professional Services — 0.6%
Alight, Inc., Class A
(a)(b)
............... 255,278 1,871,188
ASGN, Inc.
(a)
...................... 56,883 5,140,517
Barrett Business Services, Inc. .......... 9,148 713,544
BGSF, Inc. ....................... 25,664 285,127
Booz Allen Hamilton Holding Corp. ....... 138,160 12,759,076
CACI International, Inc., Class A
(a)
....... 24,660 6,437,740
CBIZ, Inc.
(a)
....................... 47,872 2,047,964
Clarivate plc
(a)(b)
.................... 470,806 4,420,868
CoStar Group, Inc.
(a)
................. 412,500 28,730,625
CRA International, Inc.
(b)
.............. 9,394 833,624
Dun & Bradstreet Holdings, Inc. ......... 199,678 2,474,010
Equifax, Inc. ...................... 129,386 22,180,642
Exponent, Inc. ..................... 55,928 4,903,208
First Advantage Corp.
(a)(b)
............. 41,444 531,726
Forrester Research, Inc.
(a)
............. 9,539 343,499
Franklin Covey Co.
(a)(b)
............... 18,081 820,697
FTI Consulting, Inc.
(a)(b)
............... 34,180 5,663,968
GEE Group, Inc.
(a)(b)
................. 802 506
Heidrick & Struggles International, Inc. .... 18,712 486,325
Hill International, Inc.
(a)(b)
.............. 131,483 436,524
HireRight Holdings Corp.
(a)
............ 50,587 771,958
Hudson Global, Inc.
(a)
................ 2,027 68,148
Huron Consulting Group, Inc.
(a)(b)
........ 20,165 1,335,931
ICF International, Inc. ................ 18,945 2,065,384
Insperity, Inc. ...................... 39,800 4,063,182
Jacobs Solutions, Inc. ................ 131,755 14,294,100
KBR, Inc.
(b)
....................... 142,388 6,154,009
Kelly Services, Inc., Class A, NVS ....... 28,575 388,334
Kforce, Inc. ....................... 15,892 932,066
Korn Ferry ....................... 56,989 2,675,633
Legalzoom.com, Inc.
(a)(b)
.............. 113,624 973,758
Leidos Holdings, Inc. ................ 140,624 12,300,381
ManpowerGroup, Inc. ................ 56,242 3,638,295
Nielsen Holdings plc ................. 376,275 10,430,343
Planet Labs PBC
(a)(b)
................. 191,916 1,042,104
Red Violet, Inc.
(a)(b)
.................. 50,551 875,543
Resources Connection, Inc. ............ 37,720 681,600
Robert Half International, Inc. ........... 113,571 8,688,181
Science Applications International Corp. ... 56,658 5,010,267
TransUnion ....................... 198,859 11,830,122
TriNet Group, Inc.
(a)(b)
................ 35,731 2,544,762
TrueBlue, Inc.
(a)(b)
................... 38,648 737,404
Upwork, Inc.
(a)(b)
.................... 124,542 1,696,262
Verisk Analytics, Inc. ................. 162,883 27,776,438

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Willdan Group, Inc.
(a)(b)
............... 9,154 $ 135,571
222,191,154
Real Estate Management & Development — 0.2%
ACRE Realty Investors, Inc., NVS
(a)(d)
..... 2,715 —
Altisource Portfolio Solutions SA
(a)
....... 10,012 131,257
AMREP Corp.
(a)
.................... 692 7,806
Anywhere Real Estate, Inc.
(a)
........... 120,294 975,584
Avalon GloboCare Corp.
(a)(b)
............ 25,483 16,335
CBRE Group, Inc., Class A
(a)
........... 337,709 22,798,735
CKX Lands, Inc.
(a)
.................. 229 2,503
Compass, Inc., Class A
(a)
.............. 270,625 627,850
Comstock Holding Cos., Inc.
(a)
.......... 285 1,131
Cushman & Wakefield plc
(a)(b)
........... 167,079 1,913,055
DigitalBridge Group, Inc., Class A
(b)
....... 170,831 2,137,096
Doma Holdings, Inc.
(a)(b)
............... 191,633 84,204
Douglas Elliman, Inc. ................ 113,345 464,714
eXp World Holdings, Inc.
(b)
............. 66,002 739,882
Forestar Group, Inc.
(a)
................ 36,406 407,383
FRP Holdings, Inc.
(a)
................. 8,738 474,998
Howard Hughes Corp. (The)
(a)(b)
......... 46,069 2,551,762
InterGroup Corp. (The)
(a)
.............. 126 6,456
Jones Lang LaSalle, Inc.
(a)(b)
............ 50,606 7,645,048
JW Mays, Inc.
(a)(b)
................... 106 3,945
Kennedy-Wilson Holdings, Inc. .......... 140,616 2,173,923
Marcus & Millichap, Inc. .............. 27,649 906,334
Newmark Group, Inc., Class A .......... 166,599 1,342,788
Opendoor Technologies, Inc.
(a)(b)
......... 414,761 1,289,907
Redfin Corp.
(a)(b)
.................... 111,552 651,464
RMR Group, Inc. (The), Class A ......... 11,442 271,061
Seritage Growth Properties, Class A
(a)
..... 34,476 310,974
St. Joe Co. (The) ................... 40,871 1,309,098
Tejon Ranch Co.
(a)
.................. 13,657 196,661
WeWork, Inc., Class A
(a)(b)
............. 204,256 541,278
Zillow Group, Inc., Class A
(a)
........... 41,268 1,181,503
Zillow Group, Inc., Class C, NVS
(a)(b)
...... 204,800 5,859,328
57,024,063
Road & Rail — 1.0%
AMERCO ........................ 10,375 5,283,158
ArcBest Corp. ..................... 27,576 2,005,602
Avis Budget Group, Inc.
(a)(b)
............ 30,854 4,580,585
CSX Corp. ....................... 2,237,489 59,606,707
Daseke, Inc.
(a)
..................... 115,531 625,023
Heartland Express, Inc. ............... 47,729 683,002
Hertz Global Holdings, Inc.
(a)(b)
.......... 180,959 2,946,013
HyreCar, Inc.
(a)(b)
................... 16,474 15,159
JB Hunt Transport Services, Inc. ........ 87,302 13,655,779
Knight-Swift Transportation Holdings, Inc. .. 172,171 8,424,327
Landstar System, Inc.
(b)
............... 39,050 5,637,648
Lyft, Inc., Class A
(a)(b)
................. 327,808 4,317,231
Marten Transport Ltd. ................ 45,944 880,287
Norfolk Southern Corp. ............... 246,892 51,760,908
Old Dominion Freight Line, Inc.
(b)
........ 95,723 23,813,011
Patriot Transportation Holding, Inc. ....... 681 5,353
Ryder System, Inc. .................. 55,733 4,207,284
Saia, Inc.
(a)(b)
...................... 27,648 5,253,120
Schneider National, Inc., Class B
(b)
....... 47,438 962,991
TuSimple Holdings, Inc., Class A
(a)(b)
...... 148,995 1,132,362
Uber Technologies, Inc.
(a)
............. 2,086,557 55,293,760
Union Pacific Corp. ................. 651,374 126,900,683
Werner Enterprises, Inc. .............. 60,134 2,261,038
XPO Logistics, Inc.
(a)
................ 106,767 4,753,267
385,004,298
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 4.5%
ACM Research, Inc., Class A
(a)(b)
......... 30,114 $ 375,220
Advanced Micro Devices, Inc.
(a)
......... 1,684,712 106,743,352
Aehr Test Systems
(a)(b)
................ 24,431 344,477
Allegro MicroSystems, Inc.
(a)(b)
.......... 47,872 1,046,003
Alpha & Omega Semiconductor Ltd.
(a)
..... 28,592 879,490
Ambarella, Inc.
(a)(b)
.................. 36,996 2,078,435
Amkor Technology, Inc. ............... 111,025 1,892,976
Amtech Systems, Inc.
(a)(b)
............. 9,592 81,532
Analog Devices, Inc. ................. 545,721 76,040,764
Applied Materials, Inc.
(b)
.............. 909,168 74,488,134
Atomera, Inc.
(a)(b)
................... 20,840 211,109
Axcelis Technologies, Inc.
(a)
............ 29,331 1,776,285
AXT, Inc.
(a)(b)
...................... 37,557 251,632
Broadcom, Inc. .................... 422,314 187,511,639
CEVA, Inc.
(a)
...................... 31,775 833,458
Cirrus Logic, Inc.
(a)
.................. 65,467 4,504,130
Cohu, Inc.
(a)
...................... 44,161 1,138,471
Credo Technology Group Holding Ltd.
(a)
.... 81,368 895,048
CyberOptics Corp.
(a)
................. 9,131 491,065
Diodes, Inc.
(a)
..................... 49,120 3,188,379
eMagin Corp.
(a)(b)
................... 19,707 11,647
Enphase Energy, Inc.
(a)
............... 142,098 39,427,932
Entegris, Inc. ...................... 155,873 12,940,576
First Solar, Inc.
(a)
................... 102,861 13,605,425
FormFactor, Inc.
(a)(b)
................. 77,968 1,953,098
GSI Technology, Inc.
(a)(b)
.............. 19,001 54,153
Ichor Holdings Ltd.
(a)(b)
................ 25,074 607,042
Impinj, Inc.
(a)(b)
..................... 24,828 1,986,985
indie Semiconductor, Inc., Class A
(a)
...... 93,965 687,824
Intel Corp. ....................... 4,300,997 110,836,693
KLA Corp. ........................ 145,264 43,961,244
Kopin Corp.
(a)(b)
.................... 73,028 76,679
Kulicke & Soffa Industries, Inc. .......... 59,600 2,296,388
Lam Research Corp.
(b)
............... 144,561 52,909,326
Lattice Semiconductor Corp.
(a)(b)
......... 152,404 7,499,801
MACOM Technology Solutions Holdings, Inc.
(a)
55,516 2,875,174
Marvell Technology, Inc. .............. 883,238 37,899,743
MaxLinear, Inc.
(a)
................... 74,273 2,422,785
Meta Materials, Inc.
(a)(b)
............... 277,486 180,116
Microchip Technology, Inc. ............. 580,815 35,447,139
Micron Technology, Inc. ............... 1,149,055 57,567,656
MKS Instruments, Inc. ............... 60,282 4,981,705
Monolithic Power Systems, Inc. ......... 46,617 16,940,618
Navitas Semiconductor Corp.
(a)(b)
........ 90,168 437,315
NVE Corp. ....................... 9,182 428,340
NVIDIA Corp.
(b)
.................... 2,615,226 317,462,284
NXP Semiconductors NV ............. 275,293 40,608,470
ON Semiconductor Corp.
(a)
............ 455,218 28,373,738
Onto Innovation, Inc.
(a)
............... 49,836 3,191,996
PDF Solutions, Inc.
(a)
................ 28,116 689,686
Peraso, Inc.
(a)
..................... 293 498
Photronics, Inc.
(a)
................... 63,613 930,022
Pixelworks, Inc.
(a)(b)
.................. 28,110 45,257
Power Integrations, Inc. .............. 62,733 4,034,987
Qorvo, Inc.
(a)
...................... 108,455 8,612,412
QUALCOMM, Inc. .................. 1,169,679 132,150,333
QuickLogic Corp.
(a)(b)
................. 3,444 22,283
Rambus, Inc.
(a)
.................... 119,309 3,032,835
Rigetti Computing, Inc.
(a)(b)
............. 159,567 299,986
Rubicon Technology, Inc. .............. 418 895
Semtech Corp.
(a)
................... 66,003 1,941,148
Silicon Laboratories, Inc.
(a)
............. 39,432 4,867,486
SiTime Corp.
(a)(b)
................... 18,028 1,419,344
Skyworks Solutions, Inc. .............. 171,952 14,662,347
SMART Global Holdings, Inc.
(a)
.......... 72,698 1,153,717

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.
(a)(b)
........ 58,263 $ 13,485,554
Synaptics, Inc.
(a)(b)
.................. 39,626 3,923,370
Teradyne, Inc. ..................... 164,026 12,326,554
Texas Instruments, Inc. ............... 952,498 147,427,640
Trio-Tech International
(a)
.............. 311 1,443
Ultra Clean Holdings, Inc.
(a)(b)
........... 39,973 1,029,305
Universal Display Corp. .............. 46,486 4,385,954
Veeco Instruments, Inc.
(a)
............. 47,252 865,657
Wolfspeed, Inc.
(a)(b)
.................. 133,108 13,758,043
1,673,510,247
Software — 8.8%
8x8, Inc.
(a)
........................ 122,361 422,145
A10 Networks, Inc. .................. 48,884 648,691
ACI Worldwide, Inc.
(a)
................ 121,974 2,549,257
Adobe, Inc.
(a)
...................... 489,480 134,704,896
Agilysys, Inc.
(a)
.................... 18,233 1,009,197
Akerna Corp.
(a)(b)
................... 12,408 1,117
Alarm.com Holdings, Inc.
(a)
............ 48,359 3,136,565
Altair Engineering, Inc., Class A
(a)(b)
....... 54,468 2,408,575
Alteryx, Inc., Class A
(a)(b)
.............. 65,904 3,680,079
American Software, Inc., Class A ........ 28,140 431,105
Amplitude, Inc., Class A
(a)(b)
............ 28,973 448,212
ANSYS, Inc.
(a)
..................... 91,615 20,311,046
Appfolio, Inc., Class A
(a)(b)
............. 19,877 2,081,519
Appian Corp., Class A
(a)(b)
............. 40,485 1,653,003
AppLovin Corp., Class A
(a)(b)
............ 124,526 2,427,012
Asana, Inc., Class A
(a)(b)
............... 81,549 1,812,834
Aspen Technology, Inc.
(a)(b)
............. 28,474 6,782,507
Asure Software, Inc.
(a)
................ 7,636 43,678
AudioEye, Inc.
(a)
.................... 2,856 15,737
Autodesk, Inc.
(a)
.................... 228,373 42,660,076
Avalara, Inc.
(a)
..................... 95,610 8,776,998
Avaya Holdings Corp.
(a)
............... 252 401
AvePoint, Inc., Class A
(a)(b)
............. 96,909 388,605
Aware, Inc.
(a)
...................... 18,901 33,644
Benefitfocus, Inc.
(a)
.................. 29,164 185,191
Bentley Systems, Inc., Class B
(b)
......... 190,590 5,830,148
Bill.com Holdings, Inc.
(a)(b)
............. 101,845 13,481,223
Black Knight, Inc.
(a)
.................. 162,021 10,487,619
Blackbaud, Inc.
(a)(b)
.................. 48,966 2,157,442
Blackline, Inc.
(a)
.................... 58,493 3,503,731
Box, Inc., Class A
(a)
................. 162,164 3,955,180
Braze, Inc., Class A
(a)(b)
............... 22,764 792,870
BSQUARE Corp.
(a)(b)
................. 9,747 11,307
BTRS Holdings, Inc., Class A
(a)
.......... 72,079 667,452
C3.ai, Inc., Class A
(a)(b)
............... 72,995 912,438
Cadence Design Systems, Inc.
(a)
........ 289,632 47,334,558
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 84,832 771,971
Cerence, Inc.
(a)(b)
................... 38,536 606,942
Ceridian HCM Holding, Inc.
(a)(b)
.......... 166,330 9,294,520
ChannelAdvisor Corp.
(a)
.............. 27,462 622,289
Citrix Systems, Inc. ................. 136,063 14,136,946
Cleanspark, Inc.
(a)
.................. 180 572
Clear Secure, Inc., Class A
(a)(b)
.......... 77,287 1,766,781
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
63,589 1,067,659
CommVault Systems, Inc.
(a)
............ 44,182 2,343,413
Confluent, Inc., Class A
(a)(b)
............ 153,435 3,647,150
Consensus Cloud Solutions, Inc.
(a)
....... 16,222 767,301
CoreCard Corp.
(a)(b)
................. 9,090 197,889
Coupa Software, Inc.
(a)
............... 75,806 4,457,393
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 222,966 36,747,026
Cvent Holding Corp.
(a)(b)
............... 154,947 813,472
Datadog, Inc., Class A
(a)
.............. 258,938 22,988,516
Digimarc Corp.
(a)(b)
.................. 12,361 167,492
Security
Shares
Shares Value
Software (continued)
Digital Turbine, Inc.
(a)(b)
............... 93,488 $ 1,347,162
DocuSign, Inc.
(a)(b)
.................. 223,251 11,937,231
Dolby Laboratories, Inc., Class A ........ 67,542 4,400,361
Domo, Inc., Class B
(a)
................ 30,642 551,250
DoubleVerify Holdings, Inc.
(a)(b)
.......... 53,361 1,459,423
Dropbox, Inc., Class A
(a)
.............. 272,835 5,653,141
Duck Creek Technologies, Inc.
(a)(b)
........ 77,728 921,077
Dynatrace, Inc.
(a)
................... 209,588 7,295,758
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 209,307 1,270,493
Ebix, Inc. ........................ 28,090 532,867
eGain Corp.
(a)(b)
.................... 18,865 138,658
Elastic NV
(a)(b)
..................... 87,800 6,298,772
Envestnet, Inc.
(a)
................... 48,715 2,162,946
Everbridge, Inc.
(a)
................... 37,627 1,161,922
Fair Isaac Corp.
(a)
................... 26,655 10,982,127
Five9, Inc.
(a)
...................... 69,651 5,222,432
ForgeRock, Inc., Class A
(a)
............. 40,917 594,524
Fortinet, Inc.
(a)
..................... 678,810 33,349,935
Freshworks, Inc., Class A
(a)(b)
........... 163,284 2,117,793
Gitlab, Inc., Class A
(a)(b)
............... 58,738 3,008,560
Greenidge Generation Holdings, Inc.
(a)(b)
... 7,163 14,326
Guidewire Software, Inc.
(a)(b)
............ 88,130 5,427,045
HashiCorp, Inc., Class A
(a)(b)
............ 47,880 1,541,257
HubSpot, Inc.
(a)(b)
................... 51,636 13,947,916
Informatica, Inc., Class A
(a)(b)
........... 41,864 840,210
Intellicheck, Inc.
(a)(b)
................. 12,592 31,732
InterDigital, Inc. .................... 37,251 1,505,685
Intrusion, Inc.
(a)(b)
................... 223,114 1,075,409
Intuit, Inc. ........................ 293,570 113,705,532
Inuvo, Inc.
(a)(b)
..................... 19,803 8,060
Issuer Direct Corp.
(a)
................. 318 6,455
Jamf Holding Corp.
(a)(b)
............... 45,413 1,006,352
Kaspien Holdings, Inc.
(a)
.............. 364 553
KnowBe4, Inc., Class A
(a)
............. 87,644 1,823,872
Latch, Inc.
(a)(b)
..................... 93,988 89,627
LivePerson, Inc.
(a)(b)
................. 59,772 563,052
LiveRamp Holdings, Inc.
(a)
............. 69,242 1,257,435
Manhattan Associates, Inc.
(a)(b)
.......... 67,683 9,003,869
Marathon Digital Holdings, Inc.
(a)(b)
....... 95,696 1,024,904
Marin Software, Inc.
(a)(b)
............... 3,737 4,783
Matterport, Inc., Class A
(a)(b)
............ 190,812 723,177
Microsoft Corp. .................... 7,784,841 1,813,089,469
MicroStrategy, Inc., Class A
(a)(b)
.......... 11,100 2,356,086
Mitek Systems, Inc.
(a)(b)
............... 68,079 623,604
Model N, Inc.
(a)(b)
................... 56,024 1,917,702
Momentive Global, Inc.
(a)
.............. 125,953 731,787
N-able, Inc.
(a)(b)
.................... 105,059 969,695
nCino, Inc.
(a)(b)
..................... 85,084 2,902,215
NCR Corp.
(a)(b)
..................... 140,471 2,670,354
New Relic, Inc.
(a)
................... 58,305 3,345,541
NortonLifeLock, Inc. ................. 620,866 12,504,241
Nutanix, Inc., Class A
(a)
............... 255,607 5,324,294
Oblong, Inc.
(a)
..................... 1,121 168
Olo, Inc., Class A
(a)(b)
................. 68,718 542,872
ON24, Inc.
(a)
...................... 16,772 147,594
OneSpan, Inc.
(a)
.................... 29,524 254,202
Oracle Corp. ...................... 1,581,703 96,594,602
PagerDuty, Inc.
(a)(b)
.................. 79,250 1,828,297
Palantir Technologies, Inc., Class A
(a)(b)
.... 1,881,881 15,299,693
Palo Alto Networks, Inc.
(a)(b)
............ 313,563 51,358,484
Paycom Software, Inc.
(a)
.............. 50,494 16,662,515
Paycor HCM, Inc.
(a)(b)
................ 30,718 908,024
Paylocity Holding Corp.
(a)
............. 43,757 10,570,816
Pegasystems, Inc. .................. 45,000 1,446,300
Phunware, Inc.
(a)(b)
.................. 71,894 84,835

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Ping Identity Holding Corp.
(a)(b)
.......... 71,278 $ 2,000,773
Procore Technologies, Inc.
(a)
........... 68,726 3,400,562
Progress Software Corp. .............. 47,948 2,040,187
PROS Holdings, Inc.
(a)
............... 37,073 915,703
PTC, Inc.
(a)
....................... 113,493 11,871,368
Q2 Holdings, Inc.
(a)(b)
................. 54,469 1,753,902
Qualtrics International, Inc., Class A
(a)
..... 104,685 1,065,693
Qualys, Inc.
(a)
..................... 37,566 5,236,325
Qumu Corp.
(a)(b)
.................... 10,069 6,142
Rapid7, Inc.
(a)
..................... 56,644 2,430,028
RealNetworks, Inc.
(a)
................. 41,604 28,886
Rekor Systems, Inc.
(a)
................ 57,403 57,403
Rimini Street, Inc.
(a)(b)
................ 184,825 861,284
RingCentral, Inc., Class A
(a)
............ 85,443 3,414,302
Riot Blockchain, Inc.
(a)(b)
.............. 121,566 852,178
Roper Technologies, Inc. .............. 111,606 40,137,982
Salesforce, Inc.
(a)
................... 1,041,957 149,875,095
Samsara, Inc., Class A
(a)(b)
............. 60,092 725,310
SeaChange International, Inc.
(a)(b)
........ 34,056 14,644
SecureWorks Corp., Class A
(a)
.......... 9,573 77,063
SEMrush Holdings, Inc., Class A
(a)(b)
...... 70,183 786,751
SentinelOne, Inc., Class A
(a)(b)
.......... 228,622 5,843,578
ServiceNow, Inc.
(a)
.................. 211,475 79,855,075
ShotSpotter, Inc.
(a)(b)
................. 8,400 241,584
Smartsheet, Inc., Class A
(a)(b)
........... 134,699 4,628,258
Smith Micro Software, Inc.
(a)(b)
.......... 16,603 37,523
SoundHound AI, Inc., Class A
(a)(b)
........ 288,601 946,611
Splunk, Inc.
(a)(b)
.................... 162,697 12,234,814
Sprinklr, Inc., Class A
(a)
............... 77,021 710,134
Sprout Social, Inc., Class A
(a)(b)
.......... 46,876 2,844,436
SPS Commerce, Inc.
(a)
............... 37,536 4,663,097
SRAX, Inc., Class A
(a)(b)
............... 11,963 20,457
SRAX, Inc., NVS
(a)(b)
................. 10,903 654
Sumo Logic, Inc.
(a)
.................. 88,350 662,625
Synchronoss Technologies, Inc.
(a)(b)
....... 58,964 67,219
Synopsys, Inc.
(a)
................... 161,648 49,385,080
Telos Corp.
(a)
...................... 62,405 554,780
Tenable Holdings, Inc.
(a)
.............. 117,272 4,081,066
Teradata Corp.
(a)
................... 104,767 3,254,063
Terawulf, Inc.
(a)(b)
................... 17,898 22,551
Trade Desk, Inc. (The), Class A
(a)
........ 462,986 27,663,414
Tyler Technologies, Inc.
(a)
............. 44,121 15,332,048
UiPath, Inc., Class A
(a)(b)
.............. 385,191 4,857,259
Unity Software, Inc.
(a)(b)
............... 181,748 5,790,491
Upland Software, Inc.
(a)
............... 23,408 190,307
Varonis Systems, Inc.
(a)(b)
.............. 117,034 3,103,742
Verb Technology Co., Inc.
(a)(b)
........... 126,279 59,351
Verint Systems, Inc.
(a)(b)
............... 66,736 2,240,995
Veritone, Inc.
(a)(b)
................... 33,148 186,623
Vertex, Inc., Class A
(a)(b)
............... 30,750 420,353
Viant Technology, Inc., Class A
(a)(b)
....... 18,327 77,157
VirnetX Holding Corp.
(a)(b)
.............. 56,202 65,756
VMware, Inc., Class A ................ 218,158 23,225,101
WM Technology, Inc., Class A
(a)
......... 69,410 111,750
Workday, Inc., Class A
(a)
.............. 212,667 32,372,171
Workiva, Inc., Class A
(a)(b)
............. 47,114 3,665,469
Xperi Holding Corp. ................. 111,718 1,579,693
Yext, Inc.
(a)(b)
...................... 118,579 528,862
Zendesk, Inc.
(a)
.................... 136,142 10,360,406
Zeta Global Holdings Corp., Class A
(a)
..... 106,245 702,279
Zoom Video Communications, Inc., Class A
(a)(b)
238,726 17,567,846
Zscaler, Inc.
(a)(b)
.................... 90,834 14,930,385
Zuora, Inc., Class A
(a)
................ 138,252 1,020,300
3,285,941,407
Security
Shares
Shares Value
Specialty Retail — 2.2%
Aaron's Co., Inc. (The) ............... 36,282 $ 352,661
Abercrombie & Fitch Co., Class A
(a)
....... 64,120 997,066
Academy Sports & Outdoors, Inc.
(b)
....... 98,256 4,144,438
Advance Auto Parts, Inc. .............. 62,248 9,731,852
American Eagle Outfitters, Inc. .......... 144,523 1,406,209
America's Car-Mart, Inc.
(a)
............. 10,060 613,861
Arko Corp. ....................... 88,485 830,874
Asbury Automotive Group, Inc.
(a)
......... 25,367 3,832,954
AutoNation, Inc.
(a)(b)
................. 37,180 3,787,527
AutoZone, Inc.
(a)
................... 20,220 43,309,825
Barnes & Noble Education, Inc.
(a)(b)
....... 39,172 94,013
Bath & Body Works, Inc. .............. 237,206 7,732,916
Bed Bath & Beyond, Inc.
(a)(b)
............ 98,026 596,978
Best Buy Co., Inc. .................. 211,277 13,382,285
Big 5 Sporting Goods Corp.
(b)
........... 17,149 184,180
Boot Barn Holdings, Inc.
(a)
............. 36,726 2,147,002
Buckle, Inc. (The) .................. 26,835 849,596
Burlington Stores, Inc.
(a)(b)
............. 67,749 7,580,436
Caleres, Inc. ...................... 48,141 1,165,975
Camping World Holdings, Inc., Class A
(b)
... 40,813 1,033,385
CarLotz, Inc., Class A
(a)(b)
.............. 117,147 35,144
CarMax, Inc.
(a)(b)
.................... 170,444 11,252,713
Carvana Co., Class A
(a)(b)
.............. 115,072 2,335,962
Cato Corp. (The), Class A ............. 38,012 362,634
Chico's FAS, Inc.
(a)
.................. 139,137 673,423
Children's Place, Inc. (The)
(a)(b)
.......... 19,172 592,223
Conn's, Inc.
(a)
..................... 28,091 198,884
Designer Brands, Inc., Class A .......... 73,009 1,117,768
Dick's Sporting Goods, Inc. ............ 55,672 5,825,518
EVgo, Inc., Class A
(a)(b)
............... 89,056 704,433
Five Below, Inc.
(a)(b)
.................. 57,251 7,881,745
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 110,833 7,787,127
Foot Locker, Inc. ................... 101,189 3,150,014
GameStop Corp., Class A
(a)(b)
........... 259,423 6,519,300
Gap, Inc. (The) .................... 227,540 1,868,103
Group 1 Automotive, Inc. .............. 19,471 2,781,822
GrowGeneration Corp.
(a)(b)
............. 66,532 232,862
Guess?, Inc. ...................... 49,391 724,566
Haverty Furniture Cos., Inc. ............ 17,299 430,745
Hibbett, Inc. ...................... 10,788 537,350
Home Depot, Inc. (The) .............. 1,072,035 295,817,338
Kirkland's, Inc.
(a)(b)
.................. 18,198 54,776
Lazydays Holdings, Inc.
(a)(b)
............ 3,257 43,969
Leslie's, Inc.
(a)(b)
.................... 129,117 1,899,311
Lithia Motors, Inc., Class A ............ 30,489 6,541,415
Lowe's Cos., Inc. ................... 664,966 124,887,264
MarineMax, Inc.
(a)
................... 20,265 603,694
Monro, Inc. ....................... 36,897 1,603,544
Murphy USA, Inc.
(b)
................. 22,134 6,084,858
National Vision Holdings, Inc.
(a)(b)
........ 84,607 2,762,419
ODP Corp. (The)
(a)
.................. 56,126 1,972,829
OneWater Marine, Inc., Class A
(a)
........ 20,225 608,975
O'Reilly Automotive, Inc.
(a)
............. 66,483 46,760,818
Party City Holdco, Inc.
(a)
.............. 612 967
Penske Automotive Group, Inc.
(b)
........ 28,008 2,756,827
Petco Health & Wellness Co., Inc.
(a)(b)
..... 92,731 1,034,878
Rent-A-Center, Inc. ................. 55,335 968,916
RH
(a)(b)
.......................... 22,880 5,630,082
Ross Stores, Inc. ................... 363,332 30,617,988
Sally Beauty Holdings, Inc.
(a)(b)
.......... 79,471 1,001,335
Shift Technologies, Inc., Class A
(a)(b)
....... 97,032 67,932
Shoe Carnival, Inc. .................. 18,300 392,352
Signet Jewelers Ltd. ................. 55,567 3,177,877
Sleep Number Corp.
(a)
............... 25,565 864,353
Sonic Automotive, Inc., Class A ......... 28,521 1,234,959

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
TJX Cos., Inc. (The)
(b)
................ 1,231,721 $ 76,514,509
Tractor Supply Co. .................. 116,112 21,582,899
TravelCenters of America, Inc.
(a)
......... 22,896 1,234,781
Ulta Beauty, Inc.
(a)
.................. 54,630 21,917,010
Urban Outfitters, Inc.
(a)(b)
.............. 64,396 1,265,381
Victoria's Secret & Co.
(a)
.............. 77,243 2,249,316
Volta, Inc., Class A
(a)(b)
................ 166,120 201,005
Vroom, Inc.
(a)(b)
..................... 612 710
Warby Parker, Inc., Class A
(a)(b)
.......... 31,680 422,611
Williams-Sonoma, Inc. ............... 71,291 8,401,644
Winmark Corp. .................... 3,469 750,483
Xcel Brands, Inc.
(a)
.................. 315 300
Zumiez, Inc.
(a)
..................... 28,723 618,406
831,335,100
Technology Hardware, Storage & Peripherals — 6.1%
3D Systems Corp.
(a)(b)
................ 129,641 1,034,535
Apple, Inc. ....................... 15,781,760 2,181,039,232
Avid Technology, Inc.
(a)(b)
.............. 24,135 561,380
Corsair Gaming, Inc.
(a)(b)
.............. 46,028 522,418
Dell Technologies, Inc., Class C ......... 266,892 9,119,700
Eastman Kodak Co.
(a)(b)
............... 57,194 262,521
Hewlett Packard Enterprise Co. ......... 1,335,332 15,997,277
HP, Inc. ......................... 969,091 24,149,748
Immersion Corp.
(a)(b)
................. 31,018 170,289
Intevac, Inc.
(a)(b)
.................... 19,602 91,149
IonQ, Inc.
(a)(b)
...................... 123,997 628,665
NetApp, Inc. ...................... 237,094 14,664,264
One Stop Systems, Inc.
(a)
............. 10,351 33,123
Pure Storage, Inc., Class A
(a)
........... 310,168 8,489,298
Quantum Corp.
(a)
................... 117,170 126,544
Seagate Technology Holdings plc ........ 212,419 11,307,063
Super Micro Computer, Inc.
(a)
........... 37,969 2,090,953
TransAct Technologies, Inc.
(a)
........... 9,299 33,941
Turtle Beach Corp.
(a)(b)
................ 31,041 211,700
Western Digital Corp.
(a)
............... 332,931 10,836,904
Xerox Holdings Corp. ................ 122,929 1,607,911
2,282,978,615
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A
(a)(b)
.............. 165,979 504,576
Capri Holdings Ltd.
(a)
................ 144,817 5,566,765
Carter's, Inc. ...................... 41,376 2,711,369
Columbia Sportswear Co. ............. 38,565 2,595,424
Crocs, Inc.
(a)(b)
..................... 64,963 4,460,360
Culp, Inc. ........................ 13 57
Deckers Outdoor Corp.
(a)
.............. 29,165 9,117,271
G-III Apparel Group Ltd.
(a)
............. 38,389 573,916
Hanesbrands, Inc. .................. 378,288 2,632,884
Jerash Holdings US, Inc. .............. 1,955 8,289
Kontoor Brands, Inc. ................. 48,172 1,619,061
Levi Strauss & Co., Class A
(b)
........... 84,212 1,218,548
Lululemon Athletica, Inc.
(a)
............. 122,959 34,374,418
Movado Group, Inc. ................. 12,101 341,006
Nike, Inc., Class B .................. 1,311,538 109,015,039
Oxford Industries, Inc. ............... 18,228 1,636,510
PLBY Group, Inc.
(a)(b)
................ 24,839 100,101
PVH Corp. ....................... 64,682 2,897,754
Ralph Lauren Corp., Class A ........... 48,422 4,112,480
Skechers USA, Inc., Class A
(a)
.......... 143,367 4,547,601
Steven Madden Ltd. ................. 84,978 2,266,363
Tapestry, Inc. ...................... 259,684 7,382,816
Under Armour, Inc., Class A
(a)
........... 198,363 1,319,114
Under Armour, Inc., Class C, NVS
(a)
...... 205,276 1,223,445
VF Corp. ........................ 337,945 10,107,935
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Vince Holding Corp.
(a)(b)
............... 896 $ 5,600
Wolverine World Wide, Inc. ............ 86,433 1,330,204
211,668,906
Thrifts & Mortgage Finance — 0.1%
1895 Bancorp of Wisconsin, Inc.
(a)(b)
...... 2,115 21,996
Axos Financial, Inc.
(a)(b)
............... 46,842 1,603,402
Bridgewater Bancshares, Inc.
(a)
......... 21,654 356,641
Broadway Financial Corp.
(a)(b)
........... 16,617 18,777
Capitol Federal Financial, Inc. .......... 134,257 1,114,333
CF Bankshares, Inc.
(b)
................ 1,726 35,590
Columbia Financial, Inc.
(a)
............. 54,597 1,153,635
Essent Group Ltd. .................. 106,812 3,724,534
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 9,467 938,558
First Seacoast Bancorp
(a)(b)
............ 2,148 22,189
Flagstar Bancorp, Inc. ............... 43,474 1,452,032
Greene County Bancorp, Inc. ........... 15,022 860,310
HMN Financial, Inc. ................. 848 18,995
Home Federal Bancorp, Inc. of Louisiana ... 506 9,472
HV Bancorp, Inc.
(a)
.................. 1,371 28,476
IF Bancorp, Inc. .................... 697 13,222
Impac Mortgage Holdings, Inc.
(a)
......... 9,241 2,779
Income Opportunity Realty Investors, Inc.
(a)
. 108 1,350
Kearny Financial Corp. ............... 84,574 898,176
Kentucky First Federal Bancorp ......... 844 6,077
Lake Shore Bancorp, Inc. ............. 652 8,593
Magyar Bancorp, Inc. ................ 871 10,827
Merchants Bancorp ................. 31,750 732,473
MGIC Investment Corp. .............. 307,998 3,948,534
Mid-Southern Bancorp, Inc. ............ 2,439 32,683
Mr Cooper Group, Inc.
(a)
.............. 86,599 3,507,260
New York Community Bancorp, Inc. ...... 511,616 4,364,084
NMI Holdings, Inc., Class A
(a)
........... 83,118 1,693,114
Northeast Community Bancorp, Inc., NVS .. 66,021 818,660
Northfield Bancorp, Inc. .............. 34,171 488,987
Oconee Federal Financial Corp. ......... 212 5,113
PennyMac Financial Services, Inc. ....... 30,281 1,299,055
Ponce Financial Group, Inc.
(a)(b)
......... 82,860 758,998
Provident Financial Services, Inc. ........ 61,828 1,205,646
Radian Group, Inc. .................. 172,112 3,320,040
Rocket Cos., Inc., Class A
(b)
............ 153,292 968,805
Southern Missouri Bancorp, Inc. ......... 8,666 442,226
Sterling Bancorp, Inc.
(a)(b)
.............. 63,552 383,219
Territorial Bancorp, Inc. ............... 17,890 331,681
TFS Financial Corp. ................. 66,237 861,081
UWM Holdings Corp., Class A
(b)
......... 95,885 280,943
Velocity Financial, Inc.
(a)
.............. 74,838 811,244
Walker & Dunlop, Inc. ................ 37,451 3,135,772
Waterstone Financial, Inc. ............. 28,083 453,821
WSFS Financial Corp. ............... 62,418 2,899,940
45,043,343
Tobacco — 0.6%
22nd Century Group, Inc.
(a)(b)
........... 152,183 141,119
Altria Group, Inc. ................... 1,895,012 76,520,585
Philip Morris International, Inc. .......... 1,621,463 134,597,644
Turning Point Brands, Inc. ............. 12,471 264,759
Universal Corp. .................... 26,822 1,234,885
Vector Group Ltd. .................. 129,994 1,145,247
213,904,239
Trading Companies & Distributors — 0.4%
Air Lease Corp., Class A .............. 112,677 3,494,114
Applied Industrial Technologies, Inc. ...... 37,654 3,870,078
Beacon Roofing Supply, Inc.
(a)
.......... 64,645 3,537,374

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
BlueLinx Holdings, Inc.
(a)
.............. 9,130 $ 566,973
Boise Cascade Co. ................. 37,945 2,256,210
Core & Main, Inc., Class A
(a)(b)
.......... 70,174 1,595,757
Custom Truck One Source, Inc.
(a)(b)
....... 102,749 599,027
Distribution Solutions Group, Inc.
(a)
....... 23,167 652,614
DXP Enterprises, Inc.
(a)
............... 11,080 262,374
Fastenal Co. ...................... 616,873 28,400,833
GATX Corp. ...................... 37,849 3,222,842
Global Industrial Co. ................. 12,540 336,448
GMS, Inc.
(a)
....................... 47,143 1,886,191
H&E Equipment Services, Inc. .......... 29,074 823,957
Herc Holdings, Inc. .................. 30,946 3,214,671
Hudson Technologies, Inc.
(a)
........... 28,472 209,269
India Globalization Capital, Inc.
(a)
........ 37,978 16,380
McGrath RentCorp .................. 28,823 2,417,097
MSC Industrial Direct Co., Inc., Class A .... 47,560 3,462,844
NOW, Inc.
(a)
...................... 112,596 1,131,590
Rush Enterprises, Inc., Class A
(b)
........ 41,198 1,806,944
Rush Enterprises, Inc., Class B
(b)
........ 15,299 732,975
SiteOne Landscape Supply, Inc.
(a)(b)
....... 47,451 4,941,547
Titan Machinery, Inc.
(a)
............... 18,700 528,462
Transcat, Inc.
(a)(b)
................... 9,167 693,850
Triton International Ltd. ............... 65,207 3,568,779
United Rentals, Inc.
(a)
................ 74,406 20,098,549
Univar Solutions, Inc.
(a)
............... 187,190 4,256,701
Veritiv Corp.
(a)(b)
.................... 15,543 1,519,639
Watsco, Inc. ...................... 35,360 9,103,786
WESCO International, Inc.
(a)(b)
.......... 49,438 5,901,908
Willis Lease Finance Corp.
(a)(b)
.......... 8,671 283,889
WW Grainger, Inc. .................. 45,700 22,355,983
137,749,655
Water Utilities — 0.1%
American States Water Co. ............ 38,636 3,011,676
American Water Works Co., Inc. ......... 190,902 24,847,804
Artesian Resources Corp., Class A, NVS ... 8,684 417,874
Cadiz, Inc.
(a)(b)
..................... 31,614 60,067
California Water Service Group ......... 54,440 2,868,444
Essential Utilities, Inc. ................ 242,112 10,018,595
Middlesex Water Co. ................ 16,133 1,245,468
Pure Cycle Corp.
(a)(b)
................. 19,432 162,257
SJW Group ....................... 25,749 1,483,142
York Water Co. (The) ................ 11,291 433,913
44,549,240
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
...................... 39,660 480,679
Shenandoah Telecommunications Co.
(b)
.... 49,747 846,694
Spok Holdings, Inc. ................. 25,010 191,077
Telephone & Data Systems, Inc. ......... 111,097 1,544,248
T-Mobile US, Inc.
(a)
.................. 627,501 84,191,809
87,254,507
Total Common Stocks — 99.8%
(Cost: $35,312,744,602) ........................... 37,372,020,589
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 4,142 10,517
Contra Miragen Therape, CVR .......... 119 —
F-star Therapeutics, Inc., CVR .......... 11,084 3,768
Oncternal Therapeutics, Inc., CVR
(b)
...... 722 740
Progenics Pharmaceuticals, Inc., CVR
(b)
... 10,240 —
Security
Shares
Shares Value
Biotechnology (continued)
Qualigen Therapeutics, Inc., CVR
(b)
....... 14,465 $ 978
16,003
Capital Markets — 0.0%
Contran Corp., CVR
(a)(b)
............... 97 3
Chemicals — 0.0%
(a)
CVR Partners LP, CVR
(d)
.............. 11,084 4,434
Ikonics Corp., CVR ................. 237 924
5,358
Diversified Consumer Services — 0.0%
Contra A/S, CVR
(a)(d)
................. 23,161 2,084
Diversified Financial Services — 0.0%
Contra Costa County Board of Education,
CVR
(a)(d)
....................... 266 37
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)(d)
........ 2,058 —
Health Care Equipment & Supplies — 0.0%
SiNtx Technologies, Inc.(Expires 10/12/22,
Strike Price USD 0.00)
(a)(b)
........... 13 —
Pharmaceuticals — 0.0%
Seelos Therapeutics, Inc., CVR
(a)(d)
....... 43 23
Total Rights — 0.0%
(Cost: $4,542) ................................. 23,508
Warrants
Biotechnology — 0.0%
Salarius Pharmaceuticals, Inc. (Issued/
Exercisable 07/02/21, 1 Share for 1 Warrant,
Expires 01/20/25, Strike Price USD 15.17)
(a)
(b)(d)
.......................... 19,965 —
Total Warrants — 0.0%
(Cost: $—) .................................... —
Total Long-Term Investments — 99.8%
(Cost: $35,312,749,144) ........................... 37,372,044,097
Short-Term Securities
Money Market Funds — 3.0%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(g)
............ 1,075,544,552 1,075,867,215
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 60,713,897 60,713,897
Total Short-Term Securities — 3.0%
(Cost: $1,135,994,535) ........................... 1,136,581,112
Total Investments — 102.8%
(Cost: $36,448,743,679 ) ........................... 38,508,625,209
Liabilities in Excess of Other Assets — (2.8)% ............ (1,048,747,182)
Net Assets — 100.0% ..............................
$ 37,459,878,027

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
44
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 780,950,442 $ 294,387,383
(a)
$ — $ 50,482 $ 478,908 $ 1,075,867,215 1,075,544,552 $ 5,109,175
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 77,230,000 — (16,516,103)
(a)
— — 60,713,897 60,713,897 536,255 —
BlackRock, Inc. ............ 105,831,432 21,842,463 (10,272,247) 3,774,061 (34,524,768) 86,650,941 157,467 1,392,006 —
$ 3,824,543 $ (34,045,860) $ 1,223,232,053 $ 7,037,436 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 540 12/16/22 $ 97,241 $ (6,844,926)
S&P Midcap 400 E-Mini Index ................................................. 42 12/16/22 9,274 (625,781)
$ (7,470,707)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 7,470,707 $ — $ — $ — $ 7,470,707
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
45
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (15,146,385) $ — $ — $ — $ (15,146,385)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (12,213,954) $ — $ — $ — $ (12,213,954)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 95,141,558
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 585,533,303 $ — $ — $ 585,533,303
Air Freight & Logistics .................................... 202,531,330 — — 202,531,330
Airlines .............................................. 71,468,872 — — 71,468,872
Auto Components ...................................... 82,550,567 — — 82,550,567
Automobiles .......................................... 874,686,109 — — 874,686,109
Banks ............................................... 1,528,605,151 — — 1,528,605,151
Beverages ........................................... 602,443,741 — — 602,443,741
Biotechnology ......................................... 1,059,615,035 — 119,836 1,059,734,871
Building Products ....................................... 226,835,478 — — 226,835,478
Capital Markets ........................................ 1,159,040,232 — — 1,159,040,232
Chemicals ............................................ 660,330,498 — — 660,330,498
Commercial Services & Supplies ............................. 216,512,785 — 247 216,513,032
Communications Equipment ................................ 298,552,951 — — 298,552,951
Construction & Engineering ................................ 87,418,649 — — 87,418,649
Construction Materials .................................... 50,436,809 — — 50,436,809
Consumer Finance ...................................... 205,721,041 — — 205,721,041
Containers & Packaging .................................. 130,239,926 — — 130,239,926
Distributors ........................................... 49,020,326 — — 49,020,326
Diversified Consumer Services .............................. 54,001,991 — — 54,001,991
Diversified Financial Services ............................... 540,956,469 — — 540,956,469
Diversified Telecommunication Services ........................ 319,684,974 — — 319,684,974
Electric Utilities ........................................ 676,731,130 — — 676,731,130
Electrical Equipment ..................................... 263,206,671 — — 263,206,671
Electronic Equipment, Instruments & Components ................. 301,942,823 — — 301,942,823
Energy Equipment & Services .............................. 148,575,975 — — 148,575,975
Entertainment ......................................... 491,352,010 — — 491,352,010
Equity Real Estate Investment Trusts (REITs) .................... 1,206,504,437 — — 1,206,504,437
Food & Staples Retailing .................................. 553,442,361 — — 553,442,361
Food Products ......................................... 431,536,380 — — 431,536,380
Gas Utilities ........................................... 52,413,304 — — 52,413,304
Health Care Equipment & Supplies ........................... 1,012,450,287 — — 1,012,450,287
Health Care Providers & Services ............................ 1,268,704,133 — — 1,268,704,133
Health Care Technology .................................. 55,193,765 — — 55,193,765
Hotels, Restaurants & Leisure .............................. 765,459,339 — — 765,459,339

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30 ,2022
iShares
®
Core S&P Total U.S. Stock Market ETF
46
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ 149,433,903 $ — $ — $ 149,433,903
Household Products ..................................... 459,428,046 — — 459,428,046
Independent Power and Renewable Electricity Producers ............ 36,335,963 — — 36,335,963
Industrial Conglomerates .................................. 253,424,241 — — 253,424,241
Insurance ............................................ 877,487,357 — — 877,487,357
Interactive Media & Services ............................... 1,566,371,172 — — 1,566,371,172
Internet & Direct Marketing Retail ............................ 1,108,510,312 — — 1,108,510,312
IT Services ........................................... 1,623,622,842 — — 1,623,622,842
Leisure Products ....................................... 41,844,619 — — 41,844,619
Life Sciences Tools & Services .............................. 653,265,965 — — 653,265,965
Machinery ............................................ 668,362,429 — — 668,362,429
Marine .............................................. 7,494,054 — — 7,494,054
Media ............................................... 296,067,254 — — 296,067,254
Metals & Mining ........................................ 187,503,476 — — 187,503,476
Mortgage Real Estate Investment Trusts (REITs) .................. 48,897,781 — — 48,897,781
Multiline Retail ......................................... 175,482,434 — — 175,482,434
Multi-Utilities .......................................... 302,072,156 — — 302,072,156
Oil, Gas & Consumable Fuels ............................... 1,584,963,222 — 3,019 1,584,966,241
Paper & Forest Products .................................. 8,263,152 — — 8,263,152
Personal Products ...................................... 71,391,059 — — 71,391,059
Pharmaceuticals ....................................... 1,539,822,424 — — 1,539,822,424
Professional Services .................................... 222,191,154 — — 222,191,154
Real Estate Management & Development ....................... 57,024,063 — — 57,024,063
Road & Rail ........................................... 385,004,298 — — 385,004,298
Semiconductors & Semiconductor Equipment .................... 1,673,510,247 — — 1,673,510,247
Software ............................................. 3,271,803,807 14,137,600 — 3,285,941,407
Specialty Retail ........................................ 831,335,100 — — 831,335,100
Technology Hardware, Storage & Peripherals .................... 2,282,978,615 — — 2,282,978,615
Textiles, Apparel & Luxury Goods ............................ 211,668,906 — — 211,668,906
Thrifts & Mortgage Finance ................................ 45,043,343 — — 45,043,343
Tobacco ............................................. 213,904,239 — — 213,904,239
Trading Companies & Distributors ............................ 137,749,655 — — 137,749,655
Water Utilities ......................................... 44,549,240 — — 44,549,240
Wireless Telecommunication Services ......................... 87,254,507 — — 87,254,507
Rights ................................................ — 927 22,581 23,508
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,136,581,112 — — 1,136,581,112
$ 38,494,340,999 $ 14,138,527 $ 145,683 $ 38,508,625,209
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (7,470,707) $ — $ — $ (7,470,707)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

September 30, 2022
47
Financial Statements
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 267,261,382,002 $ 37,285,393,156
Investments, at value — affiliated
(c)
........................................................................... 3,959,067,039 1,223,232,053
Cash   .............................................................................................. 1,676,534 281,386
Cash pledged:
Futures contracts ..................................................................................... 35,491,800 5,569,790
Receivables: – –
Securities lending income — affiliated ....................................................................... 1,306,760 655,206
Capital shares sold .................................................................................... 770,312 —
Dividends — unaffiliated ................................................................................ 213,847,098 31,193,404
Dividends — affiliated .................................................................................. 1,111,448 167,604
Total assets ..........................................................................................
271,474,652,993 38,546,492,599
LIABILITIES
Collateral on securities loaned .............................................................................. 2,806,127,070 1,075,726,930
Payables: – –
Investments purchased ................................................................................. 312,791,482 —
Capital shares redeemed ................................................................................ 771,835 8,650,239
Investment advisory fees ................................................................................ 7,159,326 996,283
Variation margin on futures contracts ........................................................................ 9,630,605 1,241,120
Total liabilities .........................................................................................
3,136,480,318 1,086,614,572
NET ASSETS .........................................................................................
$ 268,338,172,675 $ 37,459,878,027
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 279,357,383,975 $ 34,037,171,649
Accumulated earnings (loss) ............................................................................... (11,019,211,300) 3,422,706,378
NET ASSETS .........................................................................................
$ 268,338,172,675 $ 37,459,878,027
NET ASSET VALUE
Shares outstanding .....................................................................................
748,000,000 471,400,000
Net asset value ........................................................................................
$ 358.74 $ 79.47
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 281,847,650,194 $ 35,223,973,292
(b)
  Securities loaned, at value ............................................................................... $ 2,684,932,526 $ 1,027,567,574
(c)
  Investments, at cost — affiliated ........................................................................... $ 4,102,789,062 $ 1,224,770,387

Statements of Operations
(unaudited)
Six Months Ended September 30, 2022
2022
iShares Semi-Annual Report to Shareholders
48
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 2,472,102,069 $ 334,219,386
Dividends — affiliated .................................................................................. 15,902,639 1,928,261
Securities lending income — affiliated — net .................................................................. 3,073,834 5,109,175
Foreign taxes withheld ................................................................................. (588,607) (81,448)
Total investment income ..................................................................................
2,490,489,935 341,175,374
EXPENSES
Investment advisory ................................................................................... 44,798,284 6,216,628
Total expenses ........................................................................................
44,798,284 6,216,628
Net investment income ...................................................................................
2,445,691,651 334,958,746
REALIZED AND UNREALIZED GAIN (LOSS) $ (69,548,716,564) $ (9,610,010,238)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ (1,759,861,169) (194,029,145)
Investments — affiliated .............................................................................. 22,877,690 3,824,543
Futures contracts ................................................................................... (127,755,639) (15,146,385)
In-kind redemptions — unaffiliated
(a)
...................................................................... 11,814,507,664 1,960,115,207
In-kind redemptions — affiliated
(a)
........................................................................ 24,134,043 3,774,061
9,973,902,589 1,758,538,281
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (79,143,336,010) (11,322,288,705)
Investments — affiliated .............................................................................. (293,377,092) (34,045,860)
Futures contracts ................................................................................... (85,906,051) (12,213,954)
(79,522,619,153) (11,368,548,519)
Net realized and unrealized loss .............................................................................
(69,548,716,564) (9,610,010,238)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (67,103,024,913) $ (9,275,051,492)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
49
Financial Statements
See notes to financial statements.
iShares Core S&P 500 ETF
iShares Core S&P Total U.S. Stock Market
ETF
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................... $ 2,445,691,651 $ 4,095,945,590 $ 334,958,746 $ 545,410,098
Net realized gain ............................................... 9,973,902,589 30,797,260,452 1,758,538,281 1,039,334,103
Net change in unrealized appreciation (depreciation) ....................... (79,522,619,153) 6,431,314,059 (11,368,548,519) 2,713,687,958
Net increase (decrease) in net assets resulting from operations ..................
(67,103,024,913) 41,324,520,101 (9,275,051,492) 4,298,432,159
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................
(2,374,261,949) (4,093,331,529) (319,234,466) (551,777,171)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................
4,849,636,771 33,794,619,676 2,311,559,208 4,930,473,507
NET ASSETS
Total increase (decrease) in net assets .................................. (64,627,650,091) 71,025,808,248 (7,282,726,750) 8,677,128,495
Beginning of period ...............................................
332,965,822,766 261,940,014,518 44,742,604,777 36,065,476,282
End of period ...................................................
$ 268,338,172,675 $ 332,965,822,766 $ 37,459,878,027 $ 44,742,604,777
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders
50
iShares Core S&P 500 ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ................
$ 453.38  $ 397.36  $ 258.44  $ 284.57  $ 265.21  $ 237.21
Net investment income
(a)
........................
3.33  5.98  5.60  5.90  5.38  5.00
Net realized and unrealized gain (loss)
(b)
..............
(94.78) 55.94  139.01  (25.20) 19.43  27.90
Net increase (decrease) from investment operations ....... (91.45) 61.92  144.61  (19.30) 24.81  32.90
Distributions from net investment income
(c)
.............. (3.19) (5.90) (5.69) (6.83) (5.45) (4.90)
Net asset value, end of period ..................... $ 358.74  $ 453.38  $ 397.36  $ 258.44  $ 284.57  $ 265.21
Total Return
(d)
(20.21)% — — — — —
Based on net asset value ......................... (20.21)%
(e)
15.61% 56.31% (7.01)% 9.46% 13.95%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.03%
(g)
0.03% 0.03% 0.04% 0.04% 0.04%
Net investment income ...........................
1.64%
(g)
1.35% 1.64% 1.96% 1.95% 1.94%
Supplemental Data
Net assets, end of period (000) ..................... $ 268,338,173  $ 332,965,823  $ 261,940,015  $ 162,018,956  $ 169,347,166  $ 140,335,431
Portfolio turnover rate
(h)
........................... 2% 3% 5% 4% 5% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
51
Financial Highlights
iShares Core S&P Total U.S. Stock Market ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ................
$ 100.92  $ 91.51  $ 57.19  $ 64.40  $ 60.42  $ 54.02
Net investment income
(a)
........................
0.73  1.29  1.20  1.27  1.19  1.09
Net realized and unrealized gain (loss)
(b)
..............
(21.50) 9.41  34.37  (7.09) 4.00  6.37
Net increase (decrease) from investment operations ....... (20.77) 10.70  35.57  (5.82) 5.19  7.46
Distributions from net investment income
(c)
.............. (0.68) (1.29) (1.25) (1.39) (1.21) (1.06)
Net asset value, end of period ..................... $ 79.47  $ 100.92  $ 91.51  $ 57.19  $ 64.40  $ 60.42
Total Return
(d)
(20.62)% — — — — —
Based on net asset value ......................... (20.62)%
(e)
11.70% 62.58% (9.28)% 8.68% 13.88%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.03%
(g)
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...........................
1.62%
(g)
1.29% 1.54% 1.88% 1.90% 1.85%
Supplemental Data
Net assets, end of period (000) ..................... $ 37,459,878  $ 44,742,605  $ 36,065,476  $ 21,439,033  $ 18,750,686  $ 12,948,631
Portfolio turnover rate
(h)
........................... 2% 4% 5% 4% 6% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
iShares Semi-Annual Report To Shareholders
52
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is
iShares ETF
Diversification
Classification
Core S&P 500 ....................................................................................................... Diversified
Core S&P Total U.S. Stock Market ......................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
53
Notes to Financial Statements
primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
54
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P 500
Barclays Bank PLC ................................... $ 182,816,075 $ (182,816,075) $ – $ –
$ – $ – $ – $ –
Barclays Capital, Inc. ................................... 1,771,418 (1,771,418) – –
BMO Capital Markets Corp. ............................... 806,393 (806,393) – –
BNP Paribas SA ....................................... 252,877,336 (252,877,336) – –
BofA Securities, Inc. .................................... 115,706,576 (115,706,576) – –
Citadel Clearing LLC .................................... 173,772 (173,772) – –
Citigroup Global Markets, Inc. .............................. 348,119,064 (348,119,064) – –
Credit Suisse Securities (USA) LLC .......................... 882,705 (882,705) – –
Goldman Sachs & Co. LLC ............................... 175,084,461 (175,084,461) – –
HSBC Bank PLC ...................................... 297,117,193 (297,117,193) – –
ING Financial Markets LLC ............................... 300,552 (300,552) – –
J.P. Morgan Securities LLC ............................... 143,783,303 (143,783,303) – –
Jefferies LLC ......................................... 49,394,301 (49,394,301) – –
Morgan Stanley ....................................... 32,331,077 (32,331,077) – –
National Financial Services LLC ............................ 5,020,032 (5,020,032) – –
Natixis SA ........................................... 366,154 (366,154) – –
RBC Capital Markets LLC ................................ 205,830,977 (205,830,977) – –
Scotia Capital (USA), Inc. ................................ 80,382,192 (80,382,192) – –
SG Americas Securities LLC .............................. 84,914,922 (84,914,922) – –
State Street Bank & Trust Co. .............................. 1,464,568 (1,464,568) – –
Toronto-Dominion Bank .................................. 373,897,353 (373,897,353) – –
UBS AG ............................................ 241,133,446 (241,133,446) – –
UBS Securities LLC .................................... 65,170,107 (65,170,107) – –
Virtu Americas LLC ..................................... 24,512,740 (24,512,740) – –
Wells Fargo Bank N.A. .................................. 1,075,809 (1,075,809) – –
$ 2,684,932,526 $ (2,684,932,526) $ – $ –
Core S&P Total U.S. Stock Market
Barclays Bank PLC ................................... $ 24,402,290 $ (24,402,290) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 4,155,409 (4,155,409) – –
BMO Capital Markets Corp. ............................... 2,812,562 (2,812,562) – –
BNP Paribas SA ....................................... 225,469,104 (225,469,104) – –
BofA Securities, Inc. .................................... 43,634,052 (43,634,052) – –
Citadel Clearing LLC .................................... 2,145,605 (2,145,605) – –
Citigroup Global Markets, Inc. .............................. 67,216,956 (67,216,956) – –
Credit Suisse Securities (USA) LLC .......................... 1,006,730 (1,006,730) – –
Deutsche Bank Securities, Inc. ............................. 10,590 (10,590) – –
Goldman Sachs & Co. LLC ............................... 135,776,951 (135,776,951) – –
HSBC Bank PLC ...................................... 101,828,853 (101,828,853) – –
ING Financial Markets LLC ............................... 864,803 (864,803) – –
J.P. Morgan Securities LLC ............................... 117,623,903 (117,623,903) – –
Jefferies LLC ......................................... 11,647,225 (11,647,225) – –
Mizuho Securities USA LLC ............................... 6,461 (6,461) – –
Morgan Stanley ....................................... 65,920,339 (65,920,339) – –
National Financial Services LLC ............................ 5,573,733 (5,573,733) – –
Natixis SA ........................................... 2,215,537 (2,215,537) – –
Pershing LLC ......................................... 415,235 (415,235) – –
RBC Capital Markets LLC ................................ 17,746,847 (17,746,847) – –
Scotia Capital (USA), Inc. ................................ 42,492,905 (42,492,905) – –
SG Americas Securities LLC .............................. 15,521,197 (15,521,197) – –
State Street Bank & Trust Co. .............................. 6,912,437 (6,912,437) – –
Toronto-Dominion Bank .................................. 66,870,272 (66,870,272) – –
UBS AG ............................................ 39,339,137 (39,339,137) – –
UBS Securities LLC .................................... 11,489,464 (11,489,464) – –

Notes to Financial Statements
(unaudited) (continued)
55
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P Total U.S. Stock Market (continued)
Virtu Americas LLC ..................................... $ 4,496,258 $ (4,496,258) $ – $ –
Wells Fargo Bank N.A. .................................. 4,328,072 (4,328,072) – –
Wells Fargo Securities LLC ............................... 5,644,647 (5,644,647) – –
$ 1,027,567,574 $ (1,027,567,574) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Core S&P 500 .................................................................................................... 0.03%
Core S&P Total U.S. Stock Market ...................................................................................... 0.03

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
56
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Amounts
Core S&P 500 ........................................................................................................... $ 1,137,211
Core S&P Total U.S. Stock Market ............................................................................................. 1,413,325
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core S&P 500 ........................................................................ $ 1,071,694,562 $ 530,235,638 $ (355,270,334)
Core S&P Total U.S. Stock Market .......................................................... 71,719,503 128,126,561 (35,406,520)
iShares ETF Purchases Sales
Core S&P 500 ........................................................................................ $ 5,523,033,249 $ 5,209,787,039
Core S&P Total U.S. Stock Market .......................................................................... 990,325,165 960,567,271
iShares ETF
In-kind
Purchases
In-kind
Sales
Core S&P 500 ........................................................................................ $ 36,571,632,235 $ 31,748,808,994
Core S&P Total U.S. Stock Market .......................................................................... 6,630,420,687 4,335,535,648
iShares ETF Amounts
Core S&P 500 .......................................................................................................... $ 4,768,706,162
Core S&P Total U.S. Stock Market ............................................................................................ 277,482,313

Notes to Financial Statements
(unaudited) (continued)
57
Notes to Financial Statements
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core S&P 500 ................................................... $ 287,432,994,480 $ 16,456,478,041 $ (32,712,096,489) $ (16,255,618,448)
Core S&P Total U.S. Stock Market ...................................... 36,571,994,802 5,795,794,923 (3,866,635,223) 1,929,159,700

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
58
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/22
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Core S&P 500
Shares sold 90,400,000 $ 36,721,902,861 233,500,000 $ 104,876,081,561
Shares redeemed (76,800,000) (31,872,266,090) (158,300,000) (71,081,461,885)
13,600,000 $ 4,849,636,771 75,200,000 $ 33,794,619,676
Core S&P Total U.S. Stock Market
Shares sold 79,050,000 $ 6,674,795,084 67,200,000 $ 6,724,020,212
Shares redeemed (51,000,000) (4,363,235,876) (17,950,000) (1,793,546,705)
28,050,000 $ 2,311,559,208 49,250,000 $ 4,930,473,507

Board Review and Approval of Investment Advisory Contract
59
Board Review and Approval of Investment Advisory Contract
iShares Core S&P 500 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“ Broadridge ”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
60
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: T he Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Core S&P Total U.S. Stock Market ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed

Board Review and Approval of Investment Advisory Contract
(continued)
61
Board Review and Approval of Investment Advisory Contract
to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“ Broadridge ”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
62
reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: T he Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
63
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2022
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Core S&P 500
(a)
....................... $ 3.166663 $ — $ 0.021899 $ 3.188562 99% —% 1% 100%
Core S&P Total U.S. Stock Market .......... 0.677938 — — 0.677938 100 — — 100
(a)
Each Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in each Fund is returned to the shareholder. A return of capital does not necessarily reflect each Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce each Fund’s net asset value per share.

General Information
2022
iShares Semi-Annual Report to Shareholders
64
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive pr ospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
65
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's

iS-SAR-319-0922
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2022
2022 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Russell 2000 ETF | IWM | NYSE Arca
iShares Russell 2000 Growth ETF | IWO | NYSE Arca
iShares Russell 2000 Value ETF | IWN | NYSE Arca

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities
(MSCI Europe, Australasia,
Far East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(10.42) (14.15)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2022
2022
iShares Semi-Annual Report To Shareholders
4
iShares
®
Russell 2000 ETF
Investment Objective
The  iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell
2000
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.03)% (23.56)% 3.48% 8.54% (23.56)% 18.64% 126.83%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.02) (23.63) 3.46 8.54 (23.63) 18.52 126.86
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.01) (23.50) 3.55 8.55 (23.50) 19.08 127.20
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 809.70 $ 0.86 $ 1,000.00 $ 1,024.12 $ 0.96 0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 18.9%
Financials ...................................... 17.2
Industrials ...................................... 14.8
Information Technology ............................. 12.9
Consumer Discretionary ............................ 10.2
Real Estate ..................................... 6.4
Energy ........................................ 6.1
Materials ...................................... 4.0
Consumer Staples ................................ 3.4
Utilities ........................................ 3.4
Communication Services ............................ 2.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Shockwave Medical, Inc. ............................. 0.5%
Biohaven Pharmaceutical Holding Co. Ltd. ................. 0.4
Chart Industries, Inc. ............................... 0.3
Karuna Therapeutics, Inc. ............................ 0.3
Apellis Pharmaceuticals, Inc. .......................... 0.3
Murphy USA, Inc. ................................. 0.3
RBC Bearings, Inc. ................................ 0.3
SouthState Corp. .................................. 0.3
Texas Roadhouse, Inc. .............................. 0.3
Chord Energy Corp. ................................ 0.3
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
5
Fund Summary
iShares
®
Russell 2000 Growth ETF
Investment Objective
The  iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.01)% (29.27)% 3.55% 8.85% (29.27)% 19.07% 133.56%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18.88) (29.20) 3.56 8.87 (29.20) 19.10 133.94
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.06) (29.27) 3.60 8.81 (29.27) 19.32 132.59
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 809.90 $ 1.09 $ 1,000.00 $ 1,023.87 $ 1.22 0.24%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 25.3%
Information Technology ............................. 19.5
Industrials ...................................... 17.2
Consumer Discretionary ............................ 10.8
Energy ........................................ 6.5
Financials ...................................... 6.0
Materials ...................................... 4.3
Consumer Staples ................................ 4.2
Communication Services ............................ 2.4
Real Estate ..................................... 2.2
Utilities ........................................ 1.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Shockwave Medical, Inc. ............................. 0.9%
Chart Industries, Inc. ............................... 0.6
Karuna Therapeutics, Inc. ............................ 0.6
Apellis Pharmaceuticals, Inc. .......................... 0.6
Murphy USA, Inc. ................................. 0.5
Biohaven Pharmaceutical Holding Co. Ltd. ................. 0.5
Texas Roadhouse, Inc. .............................. 0.5
Iridium Communications, Inc. .......................... 0.5
EMCOR Group, Inc. ................................ 0.5
HealthEquity, Inc. .................................. 0.5
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
2022
iShares Semi-Annual Report To Shareholders
6
iShares
®
Russell 2000 Value ETF
Investment Objective
The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000
®
 Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.26)% (17.87)% 2.70% 7.80% (17.87)% 14.24% 111.90%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.25) (17.94) 2.68 7.80 (17.94) 14.15 111.93
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.18) (17.69) 2.87 7.94 (17.69) 15.21 114.78
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 807.40 $ 1.09 $ 1,000.00 $ 1,023.87 $ 1.22 0.24%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 29.0%
Industrials ...................................... 12.4
Health Care .................................... 12.1
Real Estate ..................................... 10.8
Consumer Discretionary ............................ 9.6
Information Technology ............................. 5.9
Energy ........................................ 5.7
Utilities ........................................ 5.1
Materials ...................................... 3.7
Communication Services ............................ 3.0
Consumer Staples ................................ 2.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
SouthState Corp. .................................. 0.6%
Agree Realty Corp. ................................ 0.5
STAG Industrial, Inc. ............................... 0.5
RBC Bearings, Inc. ................................ 0.5
Old National Bancorp ............................... 0.5
Selective Insurance Group, Inc. ........................ 0.5
Glacier Bancorp, Inc. ............................... 0.5
United Bankshares, Inc. ............................. 0.4
Valley National Bancorp ............................. 0.4
TEGNA, Inc. ..................................... 0.4
(a)
Excludes money market funds.

About Fund Performance
7
About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Russell 2000 ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AAR Corp.
(a)
...................... 760,219 $ 27,231,045
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 1,723,768 68,933,482
AeroVironment , Inc.
(a)(b)
............... 537,680 44,821,005
AerSale Corp.
(a)(b)
................... 335,132 6,213,347
Archer Aviation, Inc., Class A
(a)(b)
......... 3,101,608 8,095,197
Astra Space, Inc., Class A
(a)(b)
........... 3,108,126 1,899,065
Astronics Corp.
(a)(b)
.................. 532,957 4,189,042
Cadre Holdings, Inc.
(b)
................ 406,018 9,768,793
Ducommun, Inc.
(a)(b)
................. 233,874 9,275,443
Kaman Corp. ..................... 620,445 17,329,029
Kratos Defense & Security Solutions, Inc.
(a)(b)
2,718,256 27,617,481
Maxar Technologies, Inc.
(b)
............ 1,594,541 29,849,807
Momentus , Inc., Class A
(a)(b)
............ 1,080,452 1,480,219
Moog, Inc., Class A ................. 627,046 44,112,686
National Presto Industries, Inc. .......... 110,593 7,194,075
Park Aerospace Corp. ................ 429,370 4,740,245
Parsons Corp.
(a)(b)
................... 739,430 28,985,656
Redwire Corp.
(a)(b)
................... 378,770 901,473
Rocket Lab USA, Inc.
(a)(b)
.............. 4,743,641 19,306,619
Terran Orbital Corp.
(a)(b)
............... 461,692 817,195
Triumph Group, Inc.
(a)
................ 1,420,484 12,201,957
V2X, Inc.
(a)(b)
...................... 260,810 9,232,674
Virgin Galactic Holdings, Inc.
(a)(b)
......... 5,017,373 23,631,827
407,827,362
Air Freight & Logistics — 0.4%
(b)
Air Transport Services Group, Inc.
(a)
...... 1,284,422 30,941,726
Atlas Air Worldwide Holdings, Inc.
(a)
...... 605,845 57,900,607
Forward Air Corp. .................. 587,985 53,071,526
Hub Group, Inc., Class A
(a)
............. 732,002 50,493,498
Radiant Logistics, Inc.
(a)
.............. 844,708 4,806,388
197,213,745
Airlines — 0.3%
Allegiant Travel Co.
(a)
................ 336,550 24,561,419
Blade Air Mobility, Inc., Class A
(a)(b)
....... 1,265,593 5,100,340
Frontier Group Holdings, Inc.
(a)(b)
......... 816,024 7,915,433
Hawaiian Holdings, Inc.
(a)(b)
............ 1,126,697 14,816,066
Joby Aviation, Inc., Class A
(a)(b)
.......... 5,427,148 23,499,551
SkyWest, Inc.
(a)
.................... 1,103,846 17,948,536
Spirit Airlines, Inc.
(b)
................. 2,380,070 44,792,917
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 729,169 9,923,990
Wheels Up Experience, Inc., Class A
(a)(b)
... 3,435,588 3,950,926
152,509,178
Auto Components — 1.3%
Adient plc
(a)(b)
...................... 2,075,199 57,586,772
American Axle & Manufacturing Holdings, Inc.
(a)
2,435,800 16,636,514
Dana, Inc. ........................ 2,811,798 32,138,851
Dorman Products, Inc.
(a)
.............. 571,577 46,937,903
Fox Factory Holding Corp.
(a)(b)
.......... 927,335 73,333,652
Gentherm , Inc.
(a)
................... 719,411 35,776,309
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 6,097,107 61,519,810
Holley, Inc.
(a)(b)
..................... 1,097,606 4,445,304
LCI Industries ..................... 540,810 54,870,583
Luminar Technologies, Inc., Class A
(a)(b)
.... 5,321,369 38,766,173
Modine Manufacturing Co.
(a)(b)
.......... 1,087,534 14,072,690
Motorcar Parts of America, Inc.
(a)(b)
....... 398,740 6,068,823
Patrick Industries, Inc. ............... 478,456 20,975,511
Solid Power, Inc., Class A
(a)(b)
........... 2,806,698 14,763,231
Standard Motor Products, Inc. .......... 423,163 13,752,798
Stoneridge, Inc.
(a)(b)
.................. 559,457 9,482,796
Tenneco, Inc., Class A
(a)(b)
............. 1,775,420 30,874,554
Visteon Corp.
(a)(b)
................... 605,556 64,225,269
Security
Shares
Shares Value
Auto Components (continued)
XPEL, Inc.
(a)(b)(c)
.................... 471,289 $ 30,369,863
626,597,406
Automobiles — 0.2%
(b)
Canoo , Inc., Class A
(a)
................ 3,081,008 5,776,890
Cenntro Electric Group Ltd.
(a)
........... 4,191,840 4,317,595
Faraday Future Intelligent Electric, Inc.
(a)
... 2,153,505 1,370,060
Fisker , Inc., Class A
(a)
................ 3,536,586 26,701,224
Lordstown Motors Corp., Class A
(a)
....... 3,721,131 6,809,670
Mullen Automotive, Inc.
(a)
.............. 7,347,143 2,408,394
Winnebago Industries, Inc. ............ 678,056 36,079,360
Workhorse Group, Inc.
(a)
.............. 3,390,944 9,732,009
93,195,202
Banks — 10.1%
1st Source Corp. ................... 364,130 16,859,219
ACNB Corp. ...................... 179,164 5,382,087
Allegiance Bancshares, Inc. ............ 422,668 17,595,669
Amalgamated Financial Corp. .......... 314,126 7,083,541
Amerant Bancorp, Inc., Class A
(b)
........ 602,753 14,972,384
American National Bankshares , Inc. ...... 236,858 7,567,613
Ameris Bancorp .................... 1,427,709 63,832,869
Arrow Financial Corp. ................ 313,998 9,049,422
Associated Banc-Corp. ............... 3,243,487 65,129,219
Atlantic Union Bankshares Corp. ........ 1,625,163 49,372,452
Banc of California, Inc. ............... 1,167,344 18,642,484
BancFirst Corp.
(b)
................... 430,129 38,483,642
Bancorp, Inc. (The)
(a)(b)
............... 1,176,691 25,863,668
Bank First Corp.
(b)
.................. 147,480 11,279,270
Bank of Marin Bancorp ............... 351,347 10,522,843
Bank of NT Butterfield & Son Ltd. (The) .... 1,087,982 35,315,896
BankUnited , Inc. ................... 1,690,296 57,757,414
Bankwell Financial Group, Inc. .......... 119,376 3,475,035
Banner Corp. ..................... 688,510 40,677,171
Bar Harbor Bankshares .............. 324,614 8,608,763
BayCom Corp.
(b)
................... 272,571 4,791,798
BCB Bancorp, Inc. .................. 304,675 5,127,680
Berkshire Hills Bancorp, Inc. ........... 938,965 25,633,744
Blue Ridge Bankshares , Inc. ........... 389,305 4,948,067
Brookline Bancorp, Inc. ............... 1,694,763 19,743,989
Business First Bancshares, Inc. ......... 434,832 9,361,933
Byline Bancorp, Inc. ................. 554,101 11,220,545
Cadence Bank .................... 3,760,243 95,547,775
Cambridge Bancorp ................. 151,097 12,048,475
Camden National Corp. .............. 327,185 13,938,081
Capital Bancorp, Inc. ................ 191,485 4,423,303
Capital City Bank Group, Inc. ........... 300,762 9,356,706
Capstar Financial Holdings, Inc. ......... 465,301 8,622,028
Carter Bankshares , Inc.
(a)(b)
............ 547,074 8,807,891
Cathay General Bancorp .............. 1,567,516 60,286,665
CBTX, Inc. ....................... 424,382 12,413,173
Central Pacific Financial Corp. .......... 550,458 11,388,976
Citizens & Northern Corp. ............. 340,492 8,233,097
City Holding Co. ................... 319,645 28,349,315
Civista Bancshares, Inc. .............. 317,737 6,596,220
CNB Financial Corp. ................. 359,497 8,473,344
Coastal Financial Corp.
(a)(b)
............ 222,200 8,830,228
Colony Bankcorp , Inc. ............... 347,121 4,522,987
Columbia Banking System, Inc. ......... 1,690,281 48,832,218
Community Bank System, Inc. .......... 1,154,356 69,353,708
Community Trust Bancorp, Inc. ......... 354,958 14,393,547
ConnectOne Bancorp, Inc. ............ 813,939 18,769,433
CrossFirst Bankshares , Inc.
(a)(b)
......... 1,043,089 13,612,311
Customers Bancorp, Inc.
(a)
............. 674,293 19,878,158
CVB Financial Corp. ................. 2,884,920 73,046,174

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Dime Community Bancshares, Inc. ....... 722,613 $ 21,158,109
Eagle Bancorp, Inc. ................. 695,132 31,155,816
Eastern Bankshares , Inc.
(b)
............ 3,384,301 66,467,672
Enterprise Bancorp, Inc. .............. 196,486 5,876,896
Enterprise Financial Services Corp.
(b)
..... 771,773 33,988,883
Equity Bancshares, Inc., Class A ........ 307,272 9,104,469
Esquire Financial Holdings, Inc. ......... 146,970 5,518,723
Farmers & Merchants Bancorp, Inc.
(b)
..... 256,618 6,895,326
Farmers National Banc Corp. ........... 699,412 9,155,303
FB Financial Corp.
(b)
................. 761,643 29,102,379
Financial Institutions, Inc. ............. 358,408 8,626,881
First Bancorp ..................... 782,358 28,618,656
First BanCorp ..................... 4,018,770 54,976,774
First Bancorp, Inc. (The) .............. 227,249 6,260,710
First Bancshares, Inc. (The)
(b)
.......... 446,825 13,346,663
First Bank ........................ 346,429 4,735,684
First Busey Corp. ................... 1,132,885 24,900,812
First Business Financial Services, Inc.
(b)
.... 170,085 5,495,446
First Commonwealth Financial Corp. ...... 2,010,661 25,816,887
First Community Bankshares , Inc. ....... 370,974 11,882,297
First Financial Bancorp ............... 2,038,212 42,965,509
First Financial Bankshares , Inc.
(b)
........ 2,835,573 118,612,019
First Financial Corp. ................. 249,341 11,267,720
First Foundation, Inc. ................ 1,108,140 20,101,660
First Guaranty Bancshares, Inc. ......... 87,426 1,912,881
First Internet Bancorp
(b)
............... 199,184 6,744,370
First Interstate BancSystem , Inc., Class A .. 1,982,615 79,998,515
First Merchants Corp. ................ 1,243,324 48,091,772
First Mid Bancshares, Inc. ............. 401,257 12,828,186
First of Long Island Corp. (The) ......... 507,153 8,743,318
First Western Financial, Inc.
(a)(b)
......... 167,414 4,126,755
Five Star Bancorp .................. 249,594 7,078,486
Flushing Financial Corp. .............. 648,912 12,569,425
Fulton Financial Corp. ................ 3,501,055 55,316,669
FVCBankcorp , Inc.
(a)(b)
............... 253,307 4,855,895
German American Bancorp, Inc. ......... 573,244 20,470,543
Glacier Bancorp, Inc. ................ 2,415,666 118,681,671
Great Southern Bancorp, Inc.
(b)
......... 200,495 11,442,250
Guaranty Bancshares, Inc.
(b)
........... 174,910 6,050,137
Hancock Whitney Corp. .............. 1,875,537 85,918,350
Hanmi Financial Corp. ............... 640,061 15,156,644
HarborOne Bancorp, Inc. ............. 1,001,018 13,433,662
HBT Financial, Inc. .................. 205,052 3,721,694
Heartland Financial USA, Inc. .......... 888,434 38,522,498
Heritage Commerce Corp. ............. 1,293,418 14,667,360
Heritage Financial Corp. .............. 762,866 20,193,063
Hilltop Holdings, Inc. ................. 1,092,480 27,148,128
Home BancShares , Inc. .............. 4,145,753 93,320,900
HomeStreet , Inc. ................... 396,143 11,412,880
HomeTrust Bancshares, Inc. ........... 350,877 7,754,382
Hope Bancorp, Inc. ................. 2,553,370 32,274,597
Horizon Bancorp, Inc. ................ 912,980 16,397,121
Independent Bank Corp. .............. 1,472,712 82,980,387
Independent Bank Group, Inc. .......... 787,259 48,329,830
International Bancshares Corp.
(b)
........ 1,174,434 49,913,445
John Marshall Bancorp, Inc.
(b)
.......... 241,580 5,933,205
Lakeland Bancorp, Inc. ............... 1,377,255 22,049,853
Lakeland Financial Corp. .............. 537,748 39,153,432
Live Oak Bancshares, Inc.
(b)
............ 724,337 22,164,712
Macatawa Bank Corp. ............... 584,130 5,409,044
Mercantile Bank Corp. ............... 354,876 10,543,366
Metrocity Bankshares , Inc. ............ 427,914 8,404,231
Metropolitan Bank Holding Corp.
(a)(b)
...... 227,730 14,656,703
Mid Penn Bancorp, Inc. ............... 312,230 8,970,368
Midland States Bancorp, Inc. ........... 478,495 11,278,127
Security
Shares
Shares Value
Banks (continued)
MidWestOne Financial Group, Inc. ....... 322,918 $ 8,812,432
MVB Financial Corp. ................ 219,193 6,100,141
National Bank Holdings Corp., Class A .... 654,478 24,209,141
NBT Bancorp, Inc. .................. 919,347 34,889,219
Nicolet Bankshares , Inc.
(a)(b)
............ 274,128 19,309,576
Northeast Bank
(b)
................... 142,400 5,221,808
Northwest Bancshares, Inc. ............ 2,643,639 35,715,563
OceanFirst Financial Corp. ............ 1,272,646 23,722,121
OFG Bancorp ..................... 1,022,354 25,691,756
Old National Bancorp ................ 6,390,157 105,245,886
Old Second Bancorp, Inc. ............. 899,211 11,734,704
Origin Bancorp, Inc. ................. 504,469 19,406,922
Orrstown Financial Services, Inc. ........ 238,044 5,694,012
Pacific Premier Bancorp, Inc. ........... 2,030,659 62,869,203
Park National Corp. ................. 313,441 39,017,136
Parke Bancorp, Inc.
(b)
................ 214,367 4,493,132
Pathward Financial, Inc. .............. 624,653 20,588,563
PCB Bancorp ..................... 246,674 4,457,399
PCSB Financial Corp.
(b)
.............. 290,888 5,215,622
Peapack -Gladstone Financial Corp.
(b)
..... 393,165 13,230,002
Peoples Bancorp, Inc. ............... 579,885 16,776,073
Peoples Financial Services Corp. ........ 155,021 7,261,184
Preferred Bank .................... 212,051 13,832,087
Premier Financial Corp. .............. 790,335 20,311,609
Primis Financial Corp. ................ 544,453 6,604,215
Professional Holding Corp., Class A
(a)(b)
.... 273,923 7,105,563
QCR Holdings, Inc.
(b)
................ 358,273 18,250,427
RBB Bancorp ..................... 323,620 6,724,824
Red River Bancshares, Inc.
(b)
........... 101,059 4,995,346
Renasant Corp. .................... 1,180,886 36,938,114
Republic Bancorp, Inc., Class A ......... 194,016 7,430,813
Republic First Bancorp, Inc.
(a)(b)
......... 969,491 2,743,660
S&T Bancorp, Inc. .................. 794,390 23,283,571
Sandy Spring Bancorp, Inc. ............ 978,164 34,490,063
Seacoast Banking Corp. of Florida ....... 1,281,128 38,728,499
ServisFirst Bancshares, Inc.
(b)
.......... 1,090,538 87,243,040
Shore Bancshares, Inc. ............... 377,434 6,537,157
Sierra Bancorp .................... 313,671 6,195,002
Silvergate Capital Corp., Class A
(a)(b)
...... 682,779 51,447,398
Simmons First National Corp., Class A .... 2,663,598 58,039,800
SmartFinancial , Inc. ................. 306,317 7,569,093
South Plains Financial, Inc. ............ 238,945 6,585,324
Southern First Bancshares, Inc.
(a)(b)
....... 170,905 7,119,902
Southside Bancshares, Inc. ............ 680,863 24,075,316
SouthState Corp. ................... 1,627,471 128,765,505
Stock Yards Bancorp, Inc.
(b)
............ 616,471 41,926,193
Summit Financial Group, Inc. ........... 250,135 6,738,637
Texas Capital Bancshares, Inc.
(a)
........ 1,086,286 64,123,463
Third Coast Bancshares, Inc.
(a)(b)
......... 269,651 4,613,729
Tompkins Financial Corp. ............. 302,281 21,951,646
Towne Bank ...................... 1,477,988 39,654,418
TriCo Bancshares .................. 683,026 30,497,111
Triumph Bancorp, Inc.
(a)(b)
............. 511,430 27,796,220
Trustmark Corp. ................... 1,341,665 41,095,199
UMB Financial Corp. ................ 960,142 80,930,369
United Bankshares , Inc. .............. 2,836,972 101,421,749
United Community Banks, Inc. .......... 2,237,778 74,070,452
Unity Bancorp, Inc.
(b)
................ 149,236 3,747,316
Univest Financial Corp. ............... 660,120 15,499,618
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 228,451 2,994,993
Valley National Bancorp .............. 9,377,745 101,279,646
Veritex Holdings, Inc. ................ 1,124,669 29,904,949
Washington Federal, Inc. .............. 1,426,861 42,777,293
Washington Trust Bancorp, Inc. ......... 386,283 17,954,434
WesBanco , Inc. .................... 1,259,172 42,018,570

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
West BanCorp , Inc. ................. 356,635 $ 7,421,574
Westamerica BanCorp
(b)
.............. 572,622 29,942,404
4,785,710,285
Beverages — 0.6%
Celsius Holdings, Inc.
(a)(b)
.............. 1,207,366 109,483,949
Coca-Cola Consolidated, Inc.
(b)
......... 101,961 41,980,403
Duckhorn Portfolio, Inc. (The)
(a)
......... 803,964 11,601,201
MGP Ingredients, Inc.
(b)
............... 301,547 32,012,229
National Beverage Corp. .............. 513,854 19,803,933
Primo Water Corp. .................. 3,446,017 43,247,513
Vintage Wine Estates, Inc.
(a)(b)
.......... 603,870 1,672,720
Vita Coco Co., Inc. (The)
(a)(b)
........... 600,228 6,836,597
266,638,545
Biotechnology — 8.4%
(a)
2seventy bio, Inc.
(b)
................. 828,019 12,047,676
4D Molecular Therapeutics, Inc. ......... 630,795 5,071,592
Aadi Bioscience, Inc.
(b)
............... 327,028 4,620,906
ACADIA Pharmaceuticals, Inc.
(b)
......... 2,610,654 42,710,299
Adicet Bio, Inc.
(b)
................... 620,998 8,830,592
ADMA Biologics, Inc.
(b)
............... 3,998,075 9,715,322
Aerovate Therapeutics, Inc.
(b)
........... 222,757 3,693,311
Affimed NV
(b)
...................... 3,024,170 6,229,790
Agenus, Inc.
(b)
..................... 6,182,298 12,673,711
Agios Pharmaceuticals, Inc.
(b)
.......... 1,187,875 33,593,105
Akero Therapeutics, Inc.
(b)
............. 603,592 20,552,308
Albireo Pharma, Inc.
(b)
................ 381,945 7,394,455
Alector , Inc.
(b)
..................... 1,378,094 13,036,769
Alkermes plc
(b)
..................... 3,542,125 79,095,651
Allogene Therapeutics, Inc.
(b)
........... 1,741,482 18,808,006
Allovir , Inc.
(b)
...................... 642,715 5,071,021
Alpine Immune Sciences, Inc.
(b)
......... 319,842 2,302,862
ALX Oncology Holdings, Inc.
(b)
.......... 477,675 4,571,350
Amicus Therapeutics, Inc.
(b)
............ 6,007,997 62,723,489
AnaptysBio , Inc.
(b)
.................. 443,777 11,320,751
Anavex Life Sciences Corp.
(b)
........... 1,521,618 15,703,098
Anika Therapeutics, Inc.
(b)
............. 314,512 7,485,386
Apellis Pharmaceuticals, Inc.
(b)
.......... 2,039,633 139,306,934
Arbutus Biopharma Corp.
(b)
............ 2,263,160 4,322,636
Arcellx , Inc.
(b)
..................... 632,190 11,866,206
Arcturus Therapeutics Holdings, Inc.
(b)
..... 499,966 7,409,496
Arcus Biosciences, Inc.
(b)
.............. 1,106,094 28,935,419
Arcutis Biotherapeutics , Inc.
(b)
.......... 888,721 16,983,458
Arrowhead Pharmaceuticals, Inc.
(b)
....... 2,253,302 74,471,631
Atara Biotherapeutics , Inc.
(b)
........... 2,087,879 7,892,183
Aura Biosciences, Inc.
(b)
.............. 398,857 7,227,289
Aurinia Pharmaceuticals, Inc.
(b)
.......... 2,889,875 21,731,860
Avid Bioservices , Inc.
(b)
............... 1,349,656 25,805,423
Avidity Biosciences, Inc.
(b)
............. 1,111,739 18,154,698
Beam Therapeutics, Inc.
(b)
............. 1,383,094 65,890,598
BioCryst Pharmaceuticals, Inc.
(b)
......... 4,062,116 51,182,662
Biohaven Pharmaceutical Holding Co. Ltd. .. 1,374,286 207,750,815
Bioxcel Therapeutics, Inc.
(b)
............ 423,866 5,010,096
Bluebird Bio, Inc.
(b)
.................. 1,690,422 10,700,371
Blueprint Medicines Corp.
(b)
............ 1,299,331 85,612,920
Bridgebio Pharma, Inc.
(b)
.............. 2,258,968 22,454,142
C4 Therapeutics, Inc.
(b)
............... 898,882 7,883,195
CareDx , Inc.
(b)
..................... 1,116,411 19,001,315
Caribou Biosciences, Inc.
(b)
............ 1,211,519 12,781,525
Catalyst Pharmaceuticals, Inc.
(b)
......... 2,054,246 26,355,976
Celldex Therapeutics, Inc.
(b)
............ 1,003,960 28,221,316
Celularity , Inc., Class A
(b)
.............. 1,309,286 3,024,451
Century Therapeutics, Inc.
(b)
........... 420,298 4,156,747
Cerevel Therapeutics Holdings, Inc.
(b)
..... 1,187,959 33,571,721
Security
Shares
Shares Value
Biotechnology (continued)
ChemoCentryx , Inc.
(b)
................ 1,374,978 $ 71,031,363
Chimerix , Inc.
(b)
.................... 1,832,061 3,535,878
Chinook Therapeutics, Inc. ............ 1,080,854 21,249,590
Cogent Biosciences, Inc.
(b)
............. 1,388,086 20,710,243
Coherus Biosciences, Inc.
(b)
............ 1,613,411 15,504,880
Crinetics Pharmaceuticals, Inc.
(b)
........ 1,135,075 22,292,873
CTI BioPharma Corp.
(b)
............... 2,181,279 12,695,044
Cullinan Oncology, Inc.
(b)
.............. 640,578 8,212,210
Cytokinetics, Inc.
(b)
.................. 1,783,414 86,406,408
Day One Biopharmaceuticals, Inc.
(b)
...... 603,217 12,082,437
Deciphera Pharmaceuticals, Inc.
(b)
....... 971,761 17,977,579
Denali Therapeutics, Inc.
(b)
............ 2,158,889 66,256,303
Design Therapeutics, Inc.
(b)
............ 737,044 12,323,376
Dynavax Technologies Corp.
(b)
.......... 2,587,000 27,008,280
Dyne Therapeutics, Inc. .............. 689,789 8,760,320
Eagle Pharmaceuticals, Inc.
(b)
.......... 227,627 6,013,905
Editas Medicine, Inc.
(b)
............... 1,512,776 18,516,378
Eiger BioPharmaceuticals , Inc.
(b)
......... 866,593 6,525,445
Emergent BioSolutions , Inc.
(b)
.......... 1,093,310 22,948,577
Enanta Pharmaceuticals, Inc.
(b)
......... 428,251 22,213,379
Enochian Biosciences, Inc.
(b)
........... 344,085 622,794
EQRx , Inc.
(b)
...................... 4,349,733 21,531,178
Erasca , Inc.
(b)
..................... 1,408,006 10,982,447
Fate Therapeutics, Inc.
(b)
.............. 1,812,064 40,608,354
FibroGen , Inc.
(b)
.................... 1,882,502 24,491,351
Foghorn Therapeutics, Inc.
(b)
........... 425,139 3,647,693
Forma Therapeutics Holdings, Inc. ....... 787,789 15,716,391
Generation Bio Co.
(b)
................ 1,047,888 5,564,285
Geron Corp.
(b)
..................... 7,915,651 18,522,623
Global Blood Therapeutics, Inc.
(b)
........ 1,403,688 95,591,153
Gossamer Bio, Inc.
(b)
................ 1,368,083 16,389,634
GreenLight Biosciences Holdings PBC
(b)
... 1,321,727 3,066,407
Halozyme Therapeutics, Inc.
(b)
.......... 2,946,487 116,504,096
Heron Therapeutics, Inc.
(b)
............. 2,220,656 9,371,168
HilleVax , Inc.
(b)
..................... 269,270 4,601,824
Humacyte , Inc.
(b)
................... 370,277 1,207,103
Icosavax , Inc.
(b)
.................... 496,434 1,568,731
Ideaya Biosciences, Inc.
(b)
............. 756,848 11,292,172
IGM Biosciences, Inc.
(b)
............... 222,021 5,048,758
Imago Biosciences, Inc.
(b)
............. 580,500 8,736,525
ImmunityBio , Inc.
(b)
.................. 1,800,804 8,949,996
ImmunoGen , Inc.
(b)
.................. 4,688,791 22,412,421
Immunovant , Inc.
(b)
.................. 864,334 4,822,984
Inhibrx , Inc.
(b)
..................... 637,385 11,441,061
Inovio Pharmaceuticals, Inc.
(b)
.......... 5,406,326 9,325,912
Insmed , Inc.
(b)
..................... 2,586,086 55,704,292
Instil Bio, Inc.
(b)
.................... 1,490,767 7,215,312
Intellia Therapeutics, Inc.
(b)
............ 1,640,253 91,788,558
Intercept Pharmaceuticals, Inc.
(b)
........ 512,237 7,145,706
Invivyd , Inc.
(b)
..................... 1,126,464 3,525,832
Iovance Biotherapeutics , Inc.
(b)
.......... 3,310,789 31,717,359
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 2,994,550 31,023,538
iTeos Therapeutics, Inc. .............. 514,709 9,805,206
IVERIC bio, Inc.
(b)
................... 2,587,680 46,422,979
Janux Therapeutics, Inc.
(b)
............. 358,049 4,847,983
Jounce Therapeutics, Inc.
(b)
............ 889,014 2,080,293
KalVista Pharmaceuticals, Inc.
(b)
......... 529,065 7,676,733
Karuna Therapeutics, Inc.
(b)
............ 649,973 146,198,427
Karyopharm Therapeutics, Inc.
(b)
........ 1,629,046 8,894,591
Keros Therapeutics, Inc.
(b)
............. 391,620 14,732,744
Kezar Life Sciences, Inc.
(b)
............. 1,145,065 9,859,010
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 681,738 8,753,516
Kinnate Biopharma, Inc.
(b)
............. 621,004 7,420,998
Kodiak Sciences, Inc. ................ 725,610 5,616,221
Kronos Bio, Inc.
(b)
................... 845,273 2,831,665

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Krystal Biotech, Inc.
(b)
................ 465,733 $ 32,461,590
Kura Oncology, Inc.
(b)
................ 1,370,693 18,723,666
Kymera Therapeutics, Inc.
(b)
............ 830,012 18,069,361
Lexicon Pharmaceuticals, Inc.
(b)
......... 1,776,623 4,263,895
Ligand Pharmaceuticals, Inc.
(b)
.......... 333,370 28,706,491
Lyell Immunopharma , Inc.
(b)
............ 3,770,641 27,638,799
MacroGenics , Inc.
(b)
................. 1,302,005 4,504,937
Madrigal Pharmaceuticals, Inc.
(b)
........ 280,830 18,251,142
MannKind Corp.
(b)
.................. 5,461,472 16,875,949
MeiraGTx Holdings plc
(b)
.............. 647,873 5,448,612
Mersana Therapeutics, Inc.
(b)
........... 1,949,998 13,181,986
MiMedx Group, Inc.
(b)
................ 2,534,355 7,273,599
Mirum Pharmaceuticals, Inc.
(b)
.......... 390,795 8,210,603
Monte Rosa Therapeutics, Inc.
(b)
......... 602,958 4,926,167
Morphic Holding, Inc.
(b)
............... 570,740 16,151,942
Myriad Genetics, Inc.
(b)
............... 1,746,615 33,325,414
Nkarta , Inc.
(b)
...................... 720,908 9,487,149
Nurix Therapeutics, Inc.
(b)
............. 1,011,732 13,182,868
Nuvalent , Inc., Class A
(b)
.............. 380,045 7,388,075
Ocugen , Inc.
(b)
..................... 4,605,583 8,197,938
Organogenesis Holdings, Inc., Class A
(b)
... 1,565,896 5,073,503
Outlook Therapeutics, Inc.
(b)
............ 2,401,494 2,929,823
Pardes Biosciences, Inc.
(b)
............. 695,524 1,286,719
PDL BioPharma , Inc.
(d)
............... 11,853 10,454
PepGen , Inc.
(b)
.................... 152,707 1,386,580
PMV Pharmaceuticals, Inc.
(b)
........... 796,023 9,472,674
Point Biopharma Global, Inc.
(b)
.......... 1,580,645 12,218,386
Praxis Precision Medicines, Inc.
(b)
........ 952,212 2,161,521
Precigen , Inc.
(b)
.................... 2,264,435 4,800,602
Prometheus Biosciences, Inc.
(b)
......... 667,558 39,392,598
Protagonist Therapeutics, Inc.
(b)
......... 1,023,305 8,626,461
Prothena Corp. plc .................. 779,423 47,256,417
PTC Therapeutics, Inc.
(b)
.............. 1,525,835 76,596,917
Rallybio Corp.
(b)
.................... 391,605 5,666,524
RAPT Therapeutics, Inc.
(b)
............. 576,270 13,865,056
Recursion Pharmaceuticals, Inc., Class A
(b)
. 2,979,988 31,707,072
REGENXBIO, Inc.
(b)
................. 879,225 23,237,917
Relay Therapeutics, Inc.
(b)
............. 1,664,891 37,243,612
Replimune Group, Inc.
(b)
.............. 861,529 14,878,606
REVOLUTION Medicines, Inc.
(b)
......... 1,618,675 31,920,271
Rigel Pharmaceuticals, Inc. ............ 3,719,037 4,388,464
Rocket Pharmaceuticals, Inc.
(b)
.......... 963,627 15,379,487
Sage Therapeutics, Inc.
(b)
............. 1,135,900 44,481,844
Sana Biotechnology, Inc.
(b)
............. 1,931,267 11,587,602
Sangamo Therapeutics, Inc.
(b)
.......... 2,796,300 13,701,870
Seres Therapeutics, Inc.
(b)
............. 1,516,785 9,737,760
Sorrento Therapeutics, Inc.
(b)
........... 8,322,042 13,065,606
SpringWorks Therapeutics, Inc.
(b)
........ 761,230 21,717,892
Stoke Therapeutics, Inc.
(b)
............. 485,183 6,229,750
Sutro Biopharma, Inc.
(b)
............... 1,049,507 5,824,764
Syndax Pharmaceuticals, Inc.
(b)
......... 1,166,238 28,024,699
Talaris Therapeutics, Inc. ............. 407,007 1,070,428
Tango Therapeutics, Inc.
(b)
............. 900,629 3,260,277
Tenaya Therapeutics, Inc.
(b)
............ 618,679 1,794,169
TG Therapeutics, Inc.
(b)
............... 2,890,826 17,113,690
Travere Therapeutics, Inc.
(b)
............ 1,327,488 32,709,304
Twist Bioscience Corp.
(b)
.............. 1,228,874 43,305,520
Tyra Biosciences, Inc.
(b)
.............. 249,682 2,194,705
Vanda Pharmaceuticals, Inc.
(b)
.......... 1,172,595 11,585,239
Vaxart , Inc.
(b)
...................... 2,798,817 6,101,421
Vaxcyte , Inc. ...................... 1,183,014 28,392,336
VBI Vaccines, Inc.
(b)
................. 4,086,337 2,884,137
Vera Therapeutics, Inc., Class A
(b)
........ 306,995 6,542,063
Veracyte , Inc.
(b)
.................... 1,565,257 25,983,266
Vericel Corp.
(b)
..................... 1,036,464 24,045,965
Security
Shares
Shares Value
Biotechnology (continued)
Verve Therapeutics, Inc.
(b)
............. 991,291 $ 34,050,846
Vir Biotechnology, Inc.
(b)
.............. 1,570,936 30,287,646
Viridian Therapeutics, Inc.
(b)
............ 589,838 12,097,577
VistaGen Therapeutics, Inc.
(b)
........... 4,181,283 635,973
Xencor , Inc.
(b)
..................... 1,257,032 32,657,691
Y- mAbs Therapeutics, Inc.
(b)
............ 791,883 11,418,953
Zentalis Pharmaceuticals, Inc.
(b)
......... 1,023,488 22,168,750
3,982,940,615
Building Products — 1.3%
AAON, Inc. ....................... 953,184 51,357,554
American Woodmark Corp.
(a)
........... 353,764 15,516,089
Apogee Enterprises, Inc. .............. 488,699 18,678,076
Caesarstone Ltd. ................... 507,871 4,728,279
CSW Industrials, Inc. ................ 319,734 38,304,133
Gibraltar Industries, Inc.
(a)
............. 698,295 28,581,214
Griffon Corp. ...................... 1,003,697 29,629,135
Insteel Industries, Inc.
(b)
.............. 406,607 10,787,284
Janus International Group, Inc.
(a)(b)
....... 1,786,188 15,932,797
JELD-WEN Holding, Inc.
(a)(b)
............ 1,843,405 16,129,794
Masonite International Corp.
(a)(b)
......... 489,856 34,921,834
PGT Innovations, Inc.
(a)
............... 1,267,633 26,569,588
Quanex Building Products Corp. ......... 709,415 12,882,976
Resideo Technologies, Inc.
(a)
........... 3,151,749 60,072,336
Simpson Manufacturing Co., Inc. ........ 940,800 73,758,720
UFP Industries, Inc. ................. 1,300,779 93,864,213
View, Inc., Class A
(a)(b)
................ 2,321,923 3,111,377
Zurn Elkay Water Solutions Corp.
(b)
....... 2,702,692 66,215,954
601,041,353
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc.,
Class A ....................... 1,304,538 35,131,208
AssetMark Financial Holdings, Inc.
(a)(b)
..... 415,837 7,605,659
Associated Capital Group, Inc., Class A
(b)
... 36,756 1,351,151
B Riley Financial, Inc. ................ 446,065 19,858,814
Bakkt Holdings, Inc., Class A
(a)(b)
......... 1,320,793 3,011,408
BGC Partners, Inc., Class A ............ 6,989,892 21,948,261
Blucora , Inc.
(a)(b)
.................... 1,027,912 19,879,818
Brightsphere Investment Group, Inc. ...... 704,169 10,499,160
Cohen & Steers, Inc. ................ 557,271 34,901,883
Cowen, Inc., Class A
(b)
............... 573,448 22,158,031
Diamond Hill Investment Group, Inc. ...... 67,314 11,106,810
Donnelley Financial Solutions, Inc.
(a)(b)
..... 570,608 21,095,378
Federated Hermes, Inc., Class B ........ 1,851,505 61,321,846
Focus Financial Partners, Inc., Class A
(a)(b)
.. 1,277,117 40,241,957
GAMCO Investors, Inc., Class A
(b)
........ 127,610 2,175,750
GCM Grosvenor, Inc., Class A .......... 905,066 7,140,971
Hamilton Lane, Inc., Class A
(b)
.......... 772,899 46,072,509
Houlihan Lokey , Inc., Class A ........... 1,087,244 81,956,453
Manning & Napier, Inc., Class A ......... 356,566 4,375,065
MarketWise , Inc., Class A
(a)(b)
........... 255,858 583,356
Moelis & Co., Class A ................ 1,400,459 47,349,519
Open Lending Corp., Class A
(a)(b)
........ 2,341,289 18,823,964
Oppenheimer Holdings, Inc., Class A, NVS . 179,157 5,550,284
Perella Weinberg Partners, Class A ....... 922,586 5,839,969
Piper Sandler Cos. .................. 374,352 39,209,628
PJT Partners, Inc., Class A
(b)
........... 518,139 34,622,048
Pzena Investment Management, Inc., Class A 349,557 3,313,800
Sculptor Capital Management, Inc., Class A . 544,452 4,812,956
Silvercrest Asset Management Group, Inc.,
Class A
(b)
...................... 210,426 3,440,465
StepStone Group, Inc., Class A ......... 1,155,396 28,318,756
StoneX Group, Inc.
(a)
................ 374,400 31,052,736
Value Line, Inc. .................... 24,655 1,082,354

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Victory Capital Holdings, Inc., Class A ..... 370,156 $ 8,628,336
Virtus Investment Partners, Inc. ......... 154,039 24,572,301
WisdomTree Investments, Inc. .......... 2,912,487 13,630,439
722,663,043
Chemicals — 2.1%
AdvanSix , Inc. ..................... 593,216 19,042,234
American Vanguard Corp.
(b)
............ 648,897 12,134,374
Amyris , Inc.
(a)(b)
.................... 4,278,473 12,493,141
Aspen Aerogels, Inc.
(a)(b)
.............. 670,277 6,179,954
Avient Corp. ...................... 1,976,715 59,894,465
Balchem Corp. .................... 692,603 84,206,673
Cabot Corp. ...................... 1,209,597 77,281,152
Chase Corp. ...................... 159,988 13,370,197
Danimer Scientific, Inc., Class A
(a)(b)
....... 1,975,983 5,829,150
Diversey Holdings Ltd.
(a)(b)
............. 1,699,093 8,257,592
Ecovyst , Inc.
(a)
..................... 1,604,734 13,543,955
FutureFuel Corp. ................... 585,101 3,534,010
Hawkins, Inc. ..................... 417,333 16,271,814
HB Fuller Co. ..................... 1,155,155 69,424,816
Ingevity Corp.
(a)(b)
................... 839,891 50,922,591
Innospec , Inc.
(b)
.................... 536,225 45,938,396
Intrepid Potash, Inc.
(a)(b)
............... 244,564 9,677,397
Koppers Holdings, Inc. ............... 443,136 9,208,366
Kronos Worldwide, Inc. ............... 487,380 4,552,129
Livent Corp.
(a)(b)
.................... 3,534,131 108,321,115
LSB Industries, Inc.
(a)(b)
............... 695,501 9,910,889
Mativ Holdings, Inc. ................. 1,192,992 26,341,263
Minerals Technologies, Inc.
(b)
........... 715,450 35,350,385
Origin Materials, Inc., Class A
(a)(b)
........ 2,327,482 12,009,807
Orion Engineered Carbons SA
(b)
......... 1,316,997 17,581,910
Perimeter Solutions SA
(a)
.............. 2,687,469 21,526,627
PureCycle Technologies, Inc.
(a)(b)
......... 2,314,669 18,679,379
Quaker Chemical Corp.
(b)
............. 296,003 42,736,913
Rayonier Advanced Materials, Inc.
(a)(b)
..... 1,334,809 4,204,648
Sensient Technologies Corp. ........... 912,235 63,254,375
Stepan Co. ....................... 467,801 43,818,920
Tredegar Corp. .................... 558,467 5,271,928
Trinseo plc ....................... 775,193 14,201,536
Tronox Holdings plc, Class A ........... 2,553,085 31,275,291
Valhi, Inc.
(b)
....................... 53,107 1,336,172
977,583,564
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. ................. 1,467,321 56,095,682
ACCO Brands Corp. ................. 2,005,386 9,826,391
ACV Auctions, Inc., Class A
(a)(b)
.......... 2,519,285 18,113,659
Aris Water Solution, Inc., Class A ........ 485,742 6,198,068
Brady Corp., Class A, NVS ............ 997,515 41,626,301
BrightView Holdings, Inc.
(a)(b)
........... 963,239 7,648,118
Brink's Co. (The) ................... 1,009,259 48,888,506
Casella Waste Systems, Inc., Class A
(a)(b)
... 1,087,633 83,084,285
Cimpress plc
(a)(b)
................... 381,596 9,341,470
CompX International, Inc. ............. 38,695 628,407
CoreCivic , Inc.
(a)
................... 2,561,480 22,643,483
Deluxe Corp. ...................... 918,993 15,301,233
Ennis, Inc. ....................... 540,892 10,888,156
GEO Group, Inc. (The)
(a)
.............. 2,532,932 19,503,576
Harsco Corp.
(a)(b)
................... 1,775,679 6,641,040
Healthcare Services Group, Inc. ......... 1,631,596 19,725,996
Heritage-Crystal Clean, Inc.
(a)
........... 341,405 10,095,346
HNI Corp. ........................ 917,575 24,324,913
Interface, Inc. ..................... 1,264,594 11,368,700
KAR Auction Services, Inc.
(a)(b)
.......... 2,480,431 27,706,414
Kimball International, Inc., Class B ....... 791,440 4,978,158
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Li-Cycle Holdings Corp.
(a)(b)
............ 3,015,260 $ 16,041,183
Matthews International Corp., Class A
(b)
.... 661,857 14,832,215
MillerKnoll , Inc. .................... 1,664,145 25,960,662
Montrose Environmental Group, Inc.
(a)(b)
.... 599,055 20,158,201
NL Industries, Inc.
(b)
................. 196,295 1,517,360
Pitney Bowes, Inc. .................. 2,823,565 6,578,906
Quad/Graphics, Inc., Class A
(a)(b)
......... 609,582 1,560,530
SP Plus Corp.
(a)
.................... 501,846 15,717,817
Steelcase, Inc., Class A .............. 1,906,125 12,427,935
UniFirst Corp.
(b)
.................... 325,860 54,819,428
Viad Corp.
(a)
...................... 444,384 14,033,647
VSE Corp. ....................... 231,813 8,206,180
646,481,966
Communications Equipment — 0.9%
ADTRAN Holdings, Inc. .............. 1,537,335 30,101,019
Aviat Networks, Inc.
(a)(b)
............... 180,767 4,949,401
Calix, Inc.
(a)(b)
...................... 1,237,201 75,642,469
Cambium Networks Corp.
(a)(b)
........... 231,184 3,911,633
Casa Systems, Inc.
(a)(b)
............... 783,770 2,453,200
Clearfield, Inc.
(a)(b)
................... 249,760 26,134,887
CommScope Holding Co., Inc.
(a)(b)
........ 4,450,096 40,985,384
Comtech Telecommunications Corp. ...... 565,678 5,662,437
Digi International, Inc.
(a)(b)
............. 744,195 25,726,821
DZS, Inc.
(a)(b)
...................... 372,002 4,203,623
Extreme Networks, Inc.
(a)
.............. 2,766,019 36,151,868
Harmonic, Inc.
(a)(b)
.................. 2,005,424 26,210,892
Infinera Corp.
(a)(b)
................... 4,128,164 19,980,314
Inseego Corp.
(a)(b)
................... 1,825,304 3,778,379
NETGEAR, Inc.
(a)(b)
.................. 626,786 12,560,792
NetScout Systems, Inc.
(a)(b)
............ 1,489,148 46,640,115
Ondas Holdings, Inc.
(a)(b)
.............. 807,499 2,987,746
Ribbon Communications, Inc.
(a)(b)
........ 1,514,250 3,361,635
Viavi Solutions, Inc.
(a)(b)
............... 5,000,127 65,251,657
436,694,272
Construction & Engineering — 1.5%
Ameresco , Inc., Class A
(a)(b)
............ 686,014 45,606,211
API Group Corp.
(a)(b)
................. 4,519,504 59,973,818
Arcosa , Inc.
(b)
..................... 1,056,752 60,425,079
Argan , Inc. ....................... 294,069 9,460,200
Comfort Systems USA, Inc.
(b)
........... 768,998 74,846,575
Concrete Pumping Holdings, Inc.
(a)(b)
...... 522,244 3,368,474
Construction Partners, Inc., Class A
(a)(b)
.... 871,118 22,849,425
Dycom Industries, Inc.
(a)(b)
............. 630,287 60,211,317
EMCOR Group, Inc. ................. 1,062,759 122,727,409
Fluor Corp.
(a)(b)
..................... 3,085,674 76,802,426
Granite Construction, Inc. ............. 964,787 24,495,942
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 1,392,661 10,556,370
IES Holdings, Inc.
(a)(b)
................ 188,135 5,196,289
Infrastructure and Energy Alternatives, Inc.
(a)(b)
652,321 8,832,426
MYR Group, Inc.
(a)(b)
................. 360,980 30,585,836
Northwest Pipe Co.
(a)(b)
............... 219,255 6,161,066
NV5 Global, Inc.
(a)(b)
................. 295,393 36,575,561
Primoris Services Corp. .............. 1,154,184 18,755,490
Sterling Infrastructure, Inc.
(a)(b)
.......... 619,283 13,296,006
Tutor Perini Corp.
(a)(b)
................ 908,696 5,016,002
695,741,922
Construction Materials — 0.1%
(b)
Summit Materials, Inc., Class A
(a)
........ 2,600,533 62,308,771
United States Lime & Minerals, Inc. ....... 45,377 4,637,529
66,946,300

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)(b)
........... 107,496 $ 2,819,620
Bread Financial Holdings, Inc. .......... 608,374 19,133,362
Consumer Portfolio Services, Inc.
(a)(b)
...... 233,871 1,700,242
Curo Group Holdings Corp. ............ 467,169 1,873,348
Encore Capital Group, Inc.
(a)(b)
.......... 516,798 23,503,973
Enova International, Inc.
(a)
............. 690,291 20,204,818
EZCORP, Inc., Class A, NVS
(a)(b)
......... 1,106,706 8,532,703
FirstCash Holdings, Inc. .............. 842,736 61,814,686
Green Dot Corp., Class A
(a)(b)
........... 1,058,150 20,083,687
LendingClub Corp.
(a)(b)
................ 2,240,321 24,755,547
LendingTree , Inc.
(a)(b)
................ 232,385 5,544,706
Moneylion , Inc., Class A
(a)(b)
............ 2,963,031 2,644,801
Navient Corp. ..................... 2,450,456 35,997,199
Nelnet, Inc., Class A
(b)
................ 316,930 25,097,687
NerdWallet , Inc., Class A
(a)(b)
........... 568,860 5,045,788
Oportun Financial Corp.
(a)(b)
............ 573,098 2,504,438
OppFi , Inc., Class A
(a)(b)
............... 214,870 494,201
PRA Group, Inc.
(a)(b)
................. 847,491 27,848,554
PROG Holdings, Inc.
(a)
............... 1,103,557 16,531,284
Regional Management Corp. ........... 168,746 4,731,638
Sunlight Financial Holdings, Inc.
(a)(b)
...... 518,815 643,331
World Acceptance Corp.
(a)(b)
............ 86,923 8,415,885
319,921,498
Containers & Packaging — 0.3%
Cryptyde , Inc.
(a)(b)
................... 389,955 270,122
Greif, Inc., Class A, NVS .............. 550,557 32,796,680
Greif, Inc., Class B .................. 126,505 7,691,504
Myers Industries, Inc. ................ 789,524 13,003,460
O-I Glass, Inc.
(a)(b)
................... 3,366,137 43,591,474
Pactiv Evergreen, Inc. ............... 943,346 8,235,411
Ranpak Holdings Corp., Class A
(a)(b)
...... 999,902 3,419,665
TriMas Corp.
(b)
..................... 927,683 23,257,013
132,265,329
Distributors — 0.0%
Funko , Inc., Class A
(a)(b)
............... 682,248 13,795,055
Weyco Group, Inc. .................. 125,036 2,543,232
16,338,287
Diversified Consumer Services — 1.0%
2U, Inc.
(a)(b)
....................... 1,643,398 10,271,237
Adtalem Global Education, Inc.
(a)(b)
....... 973,143 35,471,062
American Public Education, Inc.
(a)(b)
....... 404,486 3,697,002
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 2,038,173 2,058,555
Carriage Services, Inc. ............... 296,712 9,542,258
Chegg , Inc.
(a)(b)
.................... 2,702,157 56,934,448
Coursera, Inc.
(a)(b)
................... 2,507,628 27,032,230
Duolingo , Inc., Class A
(a)(b)
............. 514,779 49,022,404
European Wax Center, Inc., Class A
(b)
..... 524,009 9,667,966
Frontdoor , Inc.
(a)(b)
.................. 1,810,746 36,921,111
Graham Holdings Co., Class B .......... 80,949 43,548,943
Laureate Education, Inc. .............. 2,331,374 24,595,996
Nerdy, Inc., Class A
(a)(b)
............... 1,265,571 2,670,355
OneSpaWorld Holdings Ltd.
(a)(b)
......... 1,414,045 11,877,978
Perdoceo Education Corp.
(a)(b)
.......... 1,471,703 15,158,541
PowerSchool Holdings, Inc., Class A
(a)(b)
... 987,020 16,473,364
Rover Group, Inc., Class A
(a)(b)
.......... 2,023,627 6,758,914
StoneMor , Inc.
(a)(b)
.................. 545,517 1,871,123
Strategic Education, Inc. .............. 496,553 30,493,320
Stride, Inc.
(a)(b)
..................... 876,101 36,822,525
Udemy , Inc.
(a)
..................... 1,571,391 18,998,117
Universal Technical Institute, Inc.
(a)(b)
...... 685,132 3,727,118
Vivint Smart Home, Inc., Class A
(a)(b)
...... 2,070,595 13,624,515
Security
Shares
Shares Value
Diversified Consumer Services (continued)
WW International, Inc.
(a)(b)
............. 1,212,929 $ 4,766,811
472,005,893
Diversified Financial Services — 0.3%
Alerus Financial Corp. ............... 336,202 7,430,064
A-Mark Precious Metals, Inc. ........... 399,103 11,330,534
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 622,674 8,132,122
Cannae Holdings, Inc.
(a)(b)
............. 1,557,150 32,170,719
Compass Diversified Holdings .......... 1,334,266 24,096,844
Jackson Financial, Inc., Class A ......... 1,665,925 46,229,419
SWK Holdings Corp.
(a)(b)
.............. 24,558 417,486
129,807,188
Diversified Telecommunication Services — 0.6%
Anterix , Inc.
(a)(b)
.................... 395,009 14,109,721
ATN International, Inc.
(b)
.............. 241,665 9,321,019
Bandwidth, Inc., Class A
(a)(b)
............ 527,379 6,275,810
Charge Enterprises, Inc.
(a)(b)
............ 2,772,678 4,879,913
Cogent Communications Holdings, Inc. .... 949,179 49,509,177
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 1,585,113 6,594,070
EchoStar Corp., Class A
(a)(b)
............ 758,346 12,489,959
Globalstar , Inc.
(a)(b)
.................. 14,977,549 23,814,303
IDT Corp., Class B
(a)(b)
................ 321,560 7,984,335
Iridium Communications, Inc.
(a)(b)
......... 2,784,241 123,536,773
Liberty Latin America Ltd., Class A
(a)
...... 936,483 5,796,830
Liberty Latin America Ltd., Class C, NVS
(a)
.. 3,223,513 19,824,605
Ooma , Inc.
(a)(b)
..................... 518,329 6,375,447
Radius Global Infrastructure, Inc.
(a)(b)
...... 1,668,750 15,719,625
Starry Group Holdings, Inc., Class A
(a)(b)
.... 474,964 707,696
306,939,283
Electric Utilities — 0.7%
ALLETE, Inc. ..................... 1,259,404 63,033,170
MGE Energy, Inc. ................... 797,155 52,317,283
Otter Tail Corp.
(b)
................... 895,222 55,074,057
PNM Resources, Inc. ................ 1,860,910 85,099,414
Portland General Electric Co. ........... 1,943,969 84,484,893
Via Renewables, Inc., Class A .......... 274,125 1,894,204
341,903,021
Electrical Equipment — 1.4%
Allied Motion Technologies, Inc.
(b)
........ 275,532 7,885,726
Array Technologies, Inc.
(a)(b)
............ 3,294,316 54,619,759
Atkore , Inc.
(a)(b)
..................... 894,366 69,590,619
AZZ, Inc. ........................ 549,300 20,054,943
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 1,300,735 8,298,689
Blink Charging Co.
(a)(b)
................ 795,972 14,104,624
Bloom Energy Corp., Class A
(a)(b)
........ 3,819,630 76,354,404
Encore Wire Corp.
(b)
................. 398,423 46,033,793
Energy Vault Holdings, Inc.
(a)(b)
.......... 1,310,351 6,918,653
EnerSys
(b)
........................ 889,788 51,758,968
Enovix Corp.
(a)(b)
.................... 2,375,253 43,550,264
ESS Tech, Inc.
(a)(b)
.................. 1,773,300 7,252,797
Fluence Energy, Inc., Class A
(a)(b)
........ 759,300 11,078,187
FTC Solar, Inc.
(a)(b)
.................. 954,266 2,824,627
FuelCell Energy, Inc.
(a)(b)
.............. 8,509,600 29,017,736
GrafTech International Ltd.
(b)
........... 4,286,094 18,473,065
Heliogen , Inc.
(a)(b)
................... 1,838,838 3,420,239
NuScale Power Corp., Class A
(a)(b)
........ 669,205 7,816,314
Powell Industries, Inc. ................ 205,601 4,334,069
Preformed Line Products Co. ........... 59,616 4,241,678
Shoals Technologies Group, Inc., Class A
(a)(b)
2,428,563 52,335,533
Stem, Inc.
(a)(b)
..................... 3,129,989 41,754,053
SunPower Corp.
(a)(b)
................. 1,771,549 40,816,489

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Thermon Group Holdings, Inc.
(a)(b)
........ 707,349 $ 10,900,248
TPI Composites, Inc.
(a)(b)
.............. 798,027 9,001,745
Vicor Corp.
(a)(b)
..................... 482,968 28,562,728
670,999,950
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.
(a)(b)
................. 474,253 7,801,462
Advanced Energy Industries, Inc.
(b)
....... 819,736 63,455,764
Aeva Technologies, Inc.
(a)(b)
............ 2,280,504 4,264,543
AEye , Inc., Class A
(a)(b)
............... 562,673 624,567
Akoustis Technologies, Inc.
(a)(b)
.......... 1,094,343 3,250,199
Arlo Technologies, Inc.
(a)
.............. 1,866,372 8,659,966
Badger Meter, Inc.
(b)
................. 636,407 58,797,643
Belden, Inc.
(b)
..................... 942,505 56,569,150
Benchmark Electronics, Inc. ........... 762,983 18,906,719
Cepton , Inc.
(a)(b)
.................... 702,242 1,376,394
CTS Corp. ....................... 694,373 28,920,635
ePlus , Inc.
(a)(b)
..................... 578,744 24,041,026
Evolv Technologies Holdings, Inc.
(a)(b)
..... 1,861,253 3,945,856
Fabrinet
(a)
........................ 807,178 77,045,140
FARO Technologies, Inc.
(a)(b)
........... 393,703 10,803,210
Focus Universal, Inc.
(a)(b)
.............. 387,790 3,637,470
Identiv , Inc.
(a)(b)
..................... 464,506 5,824,905
Insight Enterprises, Inc.
(a)(b)
............ 687,292 56,639,734
Itron , Inc.
(a)(b)
...................... 985,877 41,515,280
Kimball Electronics, Inc.
(a)(b)
............ 524,902 9,002,069
Knowles Corp.
(a)
................... 1,976,079 24,048,881
Lightwave Logic, Inc.
(a)(b)
.............. 2,435,254 17,874,764
Methode Electronics, Inc. ............. 803,169 29,837,728
MicroVision , Inc.
(a)(b)
................. 3,613,666 13,045,334
Mirion Technologies, Inc., Class A
(a)(b)
..... 2,995,199 22,374,137
Napco Security Technologies, Inc.
(a)(b)
..... 630,531 18,335,842
nLight , Inc.
(a)(b)
..................... 980,004 9,261,038
Novanta , Inc.
(a)(b)
................... 774,161 89,531,720
OSI Systems, Inc.
(a)(b)
................ 354,736 25,562,276
Ouster, Inc., Class A
(a)(b)
.............. 2,909,763 2,803,266
PAR Technology Corp.
(a)(b)
............. 571,817 16,885,756
PC Connection, Inc. ................. 244,099 11,006,424
Plexus Corp.
(a)(b)
.................... 590,750 51,726,070
Rogers Corp.
(a)
.................... 408,547 98,819,348
Sanmina Corp.
(a)(b)
.................. 1,233,535 56,841,293
ScanSource , Inc.
(a)
.................. 564,624 14,911,720
SmartRent , Inc., Class A
(a)(b)
............ 2,583,850 5,865,340
TTM Technologies, Inc.
(a)(b)
............ 2,196,060 28,944,071
Velodyne Lidar, Inc.
(a)(b)
............... 4,436,798 4,202,091
Vishay Intertechnology , Inc. ............ 2,868,815 51,036,219
Vishay Precision Group, Inc.
(a)(b)
......... 266,361 7,881,622
1,085,876,672
Energy Equipment & Services — 1.6%
Archrock , Inc. ..................... 2,996,900 19,240,098
Borr Drilling Ltd.
(a)(b)
................. 4,217,398 14,001,761
Bristow Group, Inc.
(a)(b)
............... 514,852 12,093,873
Cactus, Inc., Class A
(b)
............... 1,283,998 49,344,043
ChampionX Corp. .................. 4,467,870 87,436,216
Diamond Offshore Drilling, Inc.
(a)(b)
....... 2,233,688 14,809,351
DMC Global, Inc.
(a)(b)
................. 404,180 6,458,796
Dril -Quip, Inc.
(a)(b)
................... 762,115 14,876,485
Expro Group Holdings NV
(a)(b)
........... 1,688,591 21,512,649
Helix Energy Solutions Group, Inc.
(a)
...... 3,202,750 12,362,615
Helmerich & Payne, Inc. .............. 2,246,370 83,048,299
Liberty Energy, Inc., Class A
(a)(b)
......... 3,094,879 39,243,066
Nabors Industries Ltd.
(a)(b)
............. 198,918 20,180,231
National Energy Services Reunited Corp.
(a)(b)
817,772 4,857,566
Newpark Resources, Inc.
(a)(b)
........... 2,004,527 5,051,408
Security
Shares
Shares Value
Energy Equipment & Services (continued)
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 3,816,428 $ 28,241,567
Noble Corp. plc
(a)(b)
.................. 1,594,136 47,154,543
Oceaneering International, Inc.
(a)
........ 2,200,342 17,514,722
Oil States International, Inc.
(a)
........... 1,340,139 5,213,141
Patterson-UTI Energy, Inc. ............ 4,690,486 54,784,877
ProFrac Holding Corp., Class A
(a)
........ 267,983 4,076,021
ProPetro Holding Corp.
(a)
.............. 1,974,425 15,894,121
RPC, Inc.
(b)
....................... 1,632,921 11,316,143
Select Energy Services, Inc., Class A
(a)
.... 1,517,360 10,575,999
Solaris Oilfield Infrastructure, Inc., Class A .. 679,921 6,364,061
TETRA Technologies, Inc.
(a)(b)
........... 2,679,188 9,618,285
Tidewater, Inc.
(a)(b)
.................. 926,794 20,111,430
US Silica Holdings, Inc.
(a)
............. 1,611,544 17,646,407
Valaris Ltd.
(a)(b)
..................... 1,320,125 64,606,918
Weatherford International plc
(a)(b)
......... 1,517,435 48,997,976
766,632,668
Entertainment — 0.3%
(b)
Chicken Soup For The Soul Entertainment,
Inc.
(a)
......................... 76 523
Cinemark Holdings, Inc.
(a)
............. 2,370,933 28,711,999
IMAX Corp.
(a)
..................... 1,049,845 14,823,811
Liberty Media Corp.-Liberty Braves, Class A
(a)
217,479 6,122,034
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 807,077 22,194,617
Lions Gate Entertainment Corp., Class A
(a)
.. 1,336,574 9,930,745
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 2,481,622 17,247,273
Madison Square Garden Entertainment Corp.
(a)
563,017 24,823,420
Marcus Corp. (The) ................. 508,559 7,063,885
Playstudios , Inc., Class A
(a)
............ 1,717,329 5,993,478
Reservoir Media, Inc.
(a)
............... 410,521 2,003,342
Skillz , Inc., Class A
(a)
................ 6,892,805 7,030,661
145,945,788
Equity Real Estate Investment Trusts (REITs) — 5.7%
Acadia Realty Trust ................. 2,009,684 25,362,212
Agree Realty Corp.
(b)
................ 1,716,337 115,990,054
Alexander & Baldwin, Inc. ............. 1,593,583 26,421,606
Alexander's, Inc. ................... 46,202 9,654,370
American Assets Trust, Inc. ............ 1,099,225 28,272,067
Apartment Investment and Management Co.,
Class A ....................... 3,223,224 23,529,535
Apple Hospitality REIT, Inc. ............ 4,697,140 66,041,788
Armada Hoffler Properties, Inc. ......... 1,431,284 14,856,728
Ashford Hospitality Trust, Inc.
(a)(b)
........ 794,431 5,410,075
Bluerock Residential Growth REIT, Inc. .... 622,481 16,651,367
Braemar Hotels & Resorts, Inc. ......... 1,479,656 6,362,521
Brandywine Realty Trust .............. 3,738,352 25,233,876
Broadstone Net Lease, Inc. ............ 3,626,333 56,316,951
BRT Apartments Corp. ............... 243,784 4,951,253
CareTrust REIT, Inc. ................. 2,106,405 38,146,995
CBL & Associates Properties, Inc.
(b)
....... 586,454 15,019,087
Centerspace ...................... 334,290 22,504,403
Chatham Lodging Trust
(a)
............. 1,035,436 10,219,753
City Office REIT, Inc. ................ 921,808 9,190,426
Clipper Realty, Inc. .................. 265,255 1,848,827
Community Healthcare Trust, Inc. ........ 526,273 17,235,441
Corporate Office Properties Trust ........ 2,445,520 56,809,430
CTO Realty Growth, Inc.
(b)
............. 380,937 7,138,759
DiamondRock Hospitality Co. ........... 4,600,389 34,548,921
Diversified Healthcare Trust ............ 5,153,249 5,102,232
Easterly Government Properties, Inc.
(b)
.... 2,009,457 31,689,137
Empire State Realty Trust, Inc., Class A
(b)
... 2,931,204 19,228,698
Equity Commonwealth ............... 2,303,824 56,121,153

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Essential Properties Realty Trust, Inc. ..... 3,079,080 $ 59,888,106
Farmland Partners, Inc.
(b)
............. 1,054,085 13,355,257
Four Corners Property Trust, Inc. ........ 1,755,227 42,458,941
Franklin Street Properties Corp. ......... 2,156,042 5,670,390
Getty Realty Corp. .................. 937,406 25,206,847
Gladstone Commercial Corp. ........... 804,539 12,470,355
Gladstone Land Corp.
(b)
.............. 707,999 12,814,782
Global Medical REIT, Inc. ............. 1,289,448 10,986,097
Global Net Lease, Inc. ............... 2,288,292 24,370,310
Hersha Hospitality Trust, Class A ........ 704,764 5,624,017
Independence Realty Trust, Inc. ......... 4,805,895 80,402,623
Indus Realty Trust, Inc.
(b)
.............. 113,572 5,947,766
Industrial Logistics Properties Trust
(b)
...... 1,404,465 7,724,557
Innovative Industrial Properties, Inc. ...... 605,018 53,544,093
InvenTrust Properties Corp. ............ 1,476,214 31,487,645
iStar , Inc. ........................ 1,496,692 13,859,368
Kite Realty Group Trust
(b)
............. 4,739,467 81,613,622
LTC Properties, Inc. ................. 864,494 32,375,300
LXP Industrial Trust ................. 6,012,724 55,076,552
Macerich Co. (The) ................. 4,726,733 37,530,260
National Health Investors, Inc. .......... 942,012 53,251,938
Necessity Retail REIT, Inc. (The), Class A .. 2,841,984 16,710,866
NETSTREIT Corp. .................. 1,299,343 23,141,299
NexPoint Residential Trust, Inc. ......... 493,041 22,783,425
Office Properties Income Trust .......... 1,041,670 14,635,463
One Liberty Properties, Inc. ............ 349,227 7,340,752
Orion Office REIT, Inc. ............... 1,298,914 11,365,498
Outfront Media, Inc. ................. 3,173,448 48,204,675
Paramount Group, Inc.
(b)
.............. 4,150,699 25,858,855
Pebblebrook Hotel Trust
(b)
............. 2,813,440 40,823,014
Phillips Edison & Co., Inc. ............. 2,536,852 71,158,699
Physicians Realty Trust ............... 4,887,893 73,513,911
Piedmont Office Realty Trust, Inc., Class A .. 2,704,188 28,556,225
Plymouth Industrial REIT, Inc.
(b)
......... 823,244 13,838,732
Postal Realty Trust, Inc., Class A ........ 376,173 5,518,458
PotlatchDeltic Corp. ................. 1,734,904 71,200,460
Retail Opportunity Investments Corp. ..... 2,643,455 36,373,941
RLJ Lodging Trust .................. 3,544,467 35,870,006
RPT Realty ....................... 1,807,804 13,666,998
Ryman Hospitality Properties, Inc.
(b)
...... 1,173,082 86,327,104
Sabra Health Care REIT, Inc. ........... 5,031,324 66,010,971
Safehold , Inc. ..................... 472,909 12,513,172
Saul Centers, Inc. .................. 254,472 9,542,700
Service Properties Trust
(b)
............. 3,596,532 18,666,001
SITE Centers Corp. ................. 4,255,097 45,572,089
STAG Industrial, Inc. ................ 3,931,423 111,770,356
Summit Hotel Properties, Inc.
(b)
......... 2,316,368 15,565,993
Sunstone Hotel Investors, Inc. .......... 4,641,500 43,722,930
Tanger Factory Outlet Centers, Inc. ....... 2,201,705 30,119,324
Terreno Realty Corp. ................ 1,624,311 86,072,240
UMH Properties, Inc. ................ 1,083,364 17,496,329
Uniti Group, Inc. ................... 5,142,579 35,740,924
Universal Health Realty Income Trust ..... 282,233 12,195,288
Urban Edge Properties ............... 2,523,475 33,663,156
Urstadt Biddle Properties, Inc., Class A .... 649,652 10,076,103
Veris Residential, Inc.
(a)
............... 1,925,800 21,896,346
Washington REIT ................... 1,895,833 33,290,827
Whitestone REIT ................... 1,002,908 8,484,602
Xenia Hotels & Resorts, Inc. ........... 2,497,767 34,444,207
2,709,248,430
Food & Staples Retailing — 0.6%
Andersons, Inc. (The) ................ 699,720 21,712,312
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 737,891 21,376,702
Fresh Market, Inc. (The), NVS
(a)(b)(d)
....... 673,064 7
Security
Shares
Shares Value
Food & Staples Retailing (continued)
HF Foods Group, Inc.
(a)(b)
.............. 721,888 $ 2,793,707
Ingles Markets, Inc., Class A ........... 311,697 24,689,519
Natural Grocers by Vitamin Cottage, Inc. ... 186,662 2,014,083
PriceSmart , Inc. .................... 534,909 30,805,409
Rite Aid Corp.
(a)(b)
................... 1,193,316 5,906,914
SpartanNash Co. ................... 782,041 22,694,830
Sprouts Farmers Market, Inc.
(a)(b)
........ 2,348,348 65,166,657
United Natural Foods, Inc.
(a)
............ 1,264,853 43,472,998
Village Super Market, Inc., Class A ....... 179,019 3,460,437
Weis Markets, Inc.
(b)
................. 357,093 25,439,305
269,532,880
Food Products — 1.2%
Alico , Inc. ........................ 132,935 3,754,084
AppHarvest , Inc.
(a)(b)
................. 1,505,283 2,965,408
B&G Foods, Inc.
(b)
.................. 1,539,345 25,383,799
Benson Hill, Inc.
(a)(b)
................. 3,709,225 10,163,276
Beyond Meat, Inc.
(a)(b)
................ 1,346,080 19,073,954
BRC, Inc., Class A
(a)(b)
................ 588,183 4,546,655
Calavo Growers, Inc. ................ 380,526 12,081,701
Cal-Maine Foods, Inc.
(b)
.............. 822,250 45,708,877
Fresh Del Monte Produce, Inc. .......... 679,457 15,790,581
Hain Celestial Group, Inc. (The)
(a)
........ 1,664,518 28,097,064
Hostess Brands, Inc., Class A
(a)(b)
........ 2,972,643 69,084,223
J & J Snack Foods Corp.
(b)
............ 331,613 42,933,935
John B Sanfilippo & Son, Inc. ........... 187,866 14,227,092
Lancaster Colony Corp. .............. 422,508 63,494,502
Landec Corp.
(a)(b)
................... 547,914 4,870,955
Local Bounti Corp.
(a)(b)
................ 776,624 2,205,612
Mission Produce, Inc.
(a)(b)
.............. 840,395 12,152,112
Seneca Foods Corp., Class A
(a)
......... 123,319 6,220,210
Simply Good Foods Co. (The)
(a)(b)
........ 1,972,545 63,101,715
Sovos Brands, Inc.
(a)(b)
............... 807,921 11,504,795
SunOpta , Inc.
(a)(b)
................... 2,140,232 19,476,111
Tattooed Chef, Inc., Class A
(a)(b)
......... 1,105,804 5,506,904
Tootsie Roll Industries, Inc.
(b)
........... 331,017 11,016,246
TreeHouse Foods, Inc.
(a)(b)
............. 1,105,469 46,893,995
Utz Brands, Inc., Class A
(b)
............ 1,451,777 21,921,833
Vital Farms, Inc.
(a)(b)
................. 654,651 7,836,172
Whole Earth Brands, Inc., Class A
(a)(b)
..... 812,856 3,121,367
573,133,178
Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A .... 2,134,677 86,881,354
Chesapeake Utilities Corp.
(b)
........... 376,592 43,454,951
New Jersey Resources Corp. ........... 2,104,026 81,425,806
Northwest Natural Holding Co. .......... 759,837 32,961,729
ONE Gas, Inc. ..................... 1,165,399 82,032,435
South Jersey Industries, Inc. ........... 2,669,197 89,204,564
Southwest Gas Holdings, Inc.
(b)
......... 1,454,433 101,446,702
Spire, Inc. ........................ 1,114,318 69,455,441
586,862,982
Health Care Equipment & Supplies — 4.2%
Alphatec Holdings, Inc.
(a)(b)
............. 1,584,942 13,852,393
AngioDynamics , Inc.
(a)(b)
.............. 811,619 16,605,725
Artivion , Inc.
(a)(b)
.................... 851,254 11,781,355
AtriCure , Inc.
(a)(b)
................... 1,002,288 39,189,461
Atrion Corp. ...................... 28,933 16,347,145
Avanos Medical, Inc.
(a)
............... 1,034,972 22,541,690
AxoGen , Inc.
(a)(b)
................... 876,740 10,450,741
Axonics , Inc.
(a)(b)
.................... 1,068,443 75,261,125
BioLife Solutions, Inc.
(a)(b)
.............. 738,127 16,792,389
Bioventus , Inc., Class A
(a)(b)
............ 666,955 4,668,685
Butterfly Network, Inc., Class A
(a)(b)
....... 2,896,979 13,615,801
Cardiovascular Systems, Inc.
(a)
.......... 855,744 11,860,612

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Cerus Corp.
(a)(b)
.................... 3,822,458 $ 13,760,849
CONMED Corp.
(b)
.................. 634,126 50,837,881
CryoPort , Inc.
(a)(b)
................... 952,723 23,208,332
Cue Health, Inc.
(a)(b)
................. 2,355,595 7,090,341
Cutera , Inc.
(a)(b)
.................... 357,646 16,308,658
Embecta Corp. .................... 1,273,344 36,659,574
Figs, Inc., Class A
(a)(b)
................ 2,762,667 22,792,003
Glaukos Corp.
(a)(b)
................... 990,343 52,725,861
Haemonetics Corp.
(a)(b)
............... 1,107,206 81,966,460
Heska Corp.
(a)(b)
.................... 211,360 15,412,371
Inari Medical, Inc.
(a)(b)
................ 1,050,528 76,310,354
Inogen , Inc.
(a)(b)
.................... 505,108 12,264,022
Inspire Medical Systems, Inc.
(a)(b)
........ 615,740 109,213,804
Integer Holdings Corp.
(a)(b)
............. 726,663 45,220,238
iRadimed Corp. .................... 137,843 4,143,561
iRhythm Technologies, Inc.
(a)(b)
.......... 649,648 81,387,901
Lantheus Holdings, Inc.
(a)(b)
............ 1,484,336 104,393,351
LeMaitre Vascular, Inc. ............... 429,573 21,770,760
LivaNova plc
(a)(b)
.................... 1,168,302 59,314,692
Meridian Bioscience, Inc.
(a)
............ 939,508 29,622,687
Merit Medical Systems, Inc.
(a)
........... 1,217,932 68,825,337
Mesa Laboratories, Inc.
(b)
............. 112,248 15,807,886
Nano-X Imaging Ltd.
(a)(b)
.............. 995,531 11,418,741
Neogen Corp.
(a)
.................... 2,373,350 33,155,699
Nevro Corp.
(a)(b)
.................... 762,501 35,532,547
NuVasive , Inc.
(a)(b)
................... 1,142,513 50,053,494
Omnicell , Inc.
(a)(b)
................... 953,326 82,967,962
OraSure Technologies, Inc.
(a)
........... 1,567,462 5,940,681
Orthofix Medical, Inc.
(a)(b)
.............. 407,971 7,796,326
OrthoPediatrics Corp.
(a)(b)
.............. 322,278 14,869,907
Outset Medical, Inc.
(a)(b)
............... 1,050,023 16,726,866
Paragon 28, Inc.
(a)(b)
................. 1,012,737 18,046,973
PROCEPT BioRobotics Corp.
(a)(b)
........ 556,222 23,060,964
Pulmonx Corp.
(a)(b)
.................. 763,594 12,721,476
RxSight , Inc.
(a)(b)
.................... 423,045 5,076,540
SeaSpine Holdings Corp.
(a)(b)
........... 773,172 4,391,617
Senseonics Holdings, Inc.
(a)(b)
........... 10,028,387 13,237,471
Shockwave Medical, Inc.
(a)(b)
........... 774,873 215,468,933
SI-BONE, Inc.
(a)(b)
................... 723,204 12,627,142
Sight Sciences, Inc.
(a)(b)
............... 455,533 2,892,635
Silk Road Medical, Inc.
(a)(b)
............. 760,683 34,230,735
STAAR Surgical Co.
(a)(b)
............... 1,039,971 73,369,954
Surmodics , Inc.
(a)
................... 294,015 8,938,056
Tactile Systems Technology, Inc.
(a)
....... 416,882 3,247,511
TransMedics Group, Inc.
(a)(b)
............ 664,432 27,733,392
Treace Medical Concepts, Inc.
(a)(b)
........ 732,855 16,174,110
UFP Technologies, Inc.
(a)(b)
............. 150,540 12,922,354
Utah Medical Products, Inc. ............ 73,144 6,239,915
Varex Imaging Corp.
(a)(b)
.............. 861,951 18,221,644
Vicarious Surgical, Inc., Class A
(a)(b)
....... 1,171,872 3,925,771
ViewRay , Inc.
(a)(b)
................... 3,250,014 11,830,051
Zimvie , Inc.
(a)
...................... 445,844 4,400,480
Zynex , Inc.
(b)
...................... 508,686 4,613,782
1,993,837,774
Health Care Providers & Services — 3.2%
1Life Healthcare, Inc.
(a)(b)
.............. 3,906,710 67,000,077
23andMe Holding Co., Class A
(a)(b)
....... 5,601,649 16,020,716
Accolade, Inc.
(a)(b)
................... 1,413,851 16,146,178
AdaptHealth Corp.
(a)(b)
................ 1,558,905 29,276,236
Addus HomeCare Corp.
(a)(b)
............ 337,267 32,121,309
Agiliti , Inc.
(a)(b)
..................... 593,737 8,496,376
AirSculpt Technologies, Inc. ............ 233,553 1,501,746
Alignment Healthcare, Inc.
(a)(b)
.......... 1,837,856 21,760,215
AMN Healthcare Services, Inc.
(a)(b)
....... 941,269 99,736,863
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Apollo Medical Holdings, Inc.
(a)(b)
......... 842,654 $ 32,863,506
ATI Physical Therapy, Inc., Class A
(a)(b)
..... 1,391,332 1,391,332
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 841,081 1,261,622
Brookdale Senior Living, Inc.
(a)(b)
......... 4,040,957 17,254,886
Cano Health, Inc., Class A
(a)(b)
.......... 3,515,723 30,481,318
CareMax , Inc., Class A
(a)(b)
............. 1,276,295 9,048,932
Castle Biosciences, Inc.
(a)(b)
............ 533,146 13,904,448
Clover Health Investments Corp.
(a)(b)
...... 8,446,029 14,358,249
Community Health Systems, Inc.
(a)
....... 2,791,445 6,001,607
CorVel Corp.
(a)(b)
.................... 191,016 26,442,345
Covetrus , Inc.
(a)
.................... 2,298,618 47,995,144
Cross Country Healthcare, Inc.
(a)(b)
....... 797,150 22,615,145
DocGo , Inc.
(a)(b)
.................... 1,726,803 17,129,886
Ensign Group, Inc. (The) .............. 1,174,295 93,356,453
Fulgent Genetics, Inc.
(a)(b)
............. 476,678 18,170,965
Hanger, Inc.
(a)
..................... 832,006 15,575,152
HealthEquity , Inc.
(a)(b)
................ 1,804,835 121,230,767
Hims & Hers Health, Inc., Class A
(a)(b)
..... 2,632,349 14,688,507
Innovage Holding Corp.
(a)(b)
............ 398,507 2,343,221
Invitae Corp.
(a)(b)
.................... 5,194,721 12,779,014
Joint Corp. (The)
(a)
.................. 301,534 4,737,099
LHC Group, Inc.
(a)(b)
................. 648,417 106,119,926
LifeStance Health Group, Inc.
(a)(b)
........ 1,588,775 10,517,691
ModivCare , Inc.
(a)
................... 279,350 27,845,608
National HealthCare Corp. ............. 265,546 16,819,684
National Research Corp. .............. 295,338 11,754,452
Oncology Institute, Inc. (The)
(a)(b)
......... 645,998 2,990,971
OPKO Health, Inc.
(a)(b)
................ 8,856,682 16,739,129
Option Care Health, Inc.
(a)(b)
............ 3,408,619 107,269,240
Owens & Minor, Inc. ................. 1,613,152 38,876,963
P3 Health Partners, Inc., Class A
(a)(b)
...... 437,723 2,022,280
Patterson Cos., Inc. ................. 1,898,283 45,596,758
Pediatrix Medical Group, Inc.
(a)(b)
......... 1,805,726 29,812,536
Pennant Group, Inc. (The)
(a)(b)
.......... 558,022 5,809,009
PetIQ , Inc., Class A
(a)(b)
............... 581,010 4,008,969
Privia Health Group, Inc.
(a)(b)
............ 973,033 33,141,504
Progyny , Inc.
(a)(b)
................... 1,629,631 60,394,125
R1 RCM, Inc.
(a)(b)
................... 3,243,414 60,100,461
RadNet , Inc.
(a)(b)
.................... 1,077,748 21,932,172
Select Medical Holdings Corp.
(b)
......... 2,274,419 50,264,660
Sema4 Holdings Corp., Class A
(a)(b)
....... 3,210,549 2,817,257
Surgery Partners, Inc.
(a)(b)
............. 875,408 20,484,547
US Physical Therapy, Inc. ............. 280,344 21,311,751
1,512,319,007
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.
(a)(b)
.... 2,370,510 36,102,867
American Well Corp., Class A
(a)(b)
........ 5,081,538 18,242,721
Babylon Holdings Ltd., Class A
(a)(b)
....... 2,027,723 957,694
Computer Programs & Systems, Inc.
(a)(b)
... 306,693 8,550,601
Convey Health Solutions Holdings, Inc.
(a)(b)
.. 342,479 3,599,454
Evolent Health, Inc., Class A
(a)(b)
......... 1,782,754 64,054,351
Health Catalyst, Inc.
(a)(b)
............... 1,199,525 11,635,392
HealthStream , Inc.
(a)
................. 552,964 11,756,015
Multiplan Corp., Class A
(a)(b)
............ 8,223,543 23,519,333
NextGen Healthcare, Inc.
(a)
............ 1,256,037 22,231,855
Nutex Health, Inc.
(a)(b)
................ 819,993 1,229,989
OptimizeRx Corp.
(a)
................. 409,134 6,063,366
Pear Therapeutics, Inc., Class A
(a)
........ 1,158,438 2,363,214
Phreesia , Inc.
(a)(b)
................... 1,076,064 27,418,111
Schrodinger, Inc.
(a)(b)
................. 1,180,551 29,490,164
Sharecare , Inc., Class A
(a)(b)
............ 6,121,973 11,631,749
Simulations Plus, Inc. ................ 341,085 16,556,266
295,403,142

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc., Class A
(a)(b)
..... 1,215,054 $ 9,489,572
Bally's Corp.
(a)(b)
.................... 810,644 16,018,325
Biglari Holdings, Inc., Class B, NVS
(a)(b)
.... 17,693 2,045,311
BJ's Restaurants, Inc.
(a)
............... 501,583 11,962,755
Bloomin ' Brands, Inc. ................ 1,922,668 35,242,504
Bluegreen Vacations Holding Corp. ....... 276,355 4,565,385
Bowlero Corp.
(a)(b)
................... 869,520 10,703,791
Brinker International, Inc.
(a)(b)
........... 956,356 23,889,773
Century Casinos, Inc.
(a)(b)
.............. 578,131 3,792,539
Cheesecake Factory, Inc. (The) ......... 1,073,869 31,442,884
Chuy's Holdings, Inc.
(a)(b)
.............. 413,900 9,594,202
Cracker Barrel Old Country Store, Inc. ..... 496,713 45,985,690
Dave & Buster's Entertainment, Inc.
(a)
..... 935,908 29,041,225
Denny's Corp.
(a)(b)
................... 1,270,160 11,952,206
Dine Brands Global, Inc. .............. 329,376 20,935,139
El Pollo Loco Holdings, Inc.
(a)(b)
.......... 421,717 3,761,716
Everi Holdings, Inc.
(a)(b)
............... 1,879,482 30,485,198
F45 Training Holdings, Inc.
(a)(b)
.......... 663,818 2,051,198
First Watch Restaurant Group, Inc.
(a)(b)
..... 216,437 3,134,008
Full House Resorts, Inc.
(a)(b)
............ 718,974 4,040,634
Golden Entertainment, Inc.
(a)
........... 430,139 15,007,550
Hilton Grand Vacations, Inc.
(a)(b)
......... 1,908,706 62,777,340
Inspirato , Inc., Class A
(a)(b)
............. 396,157 934,931
Inspired Entertainment, Inc.
(a)(b)
.......... 466,109 4,115,742
International Game Technology plc ....... 2,149,903 33,968,467
Jack in the Box, Inc. ................. 459,584 34,041,387
Krispy Kreme, Inc.
(b)
................. 1,561,108 17,999,575
Kura Sushi USA, Inc., Class A
(a)(b)
........ 102,978 7,577,121
Life Time Group Holdings, Inc.
(a)(b)
........ 899,315 8,768,321
Light & Wonder, Inc., Class A
(a)(b)
........ 2,054,863 88,112,525
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 721,587 4,877,928
Monarch Casino & Resort, Inc.
(a)(b)
....... 293,371 16,469,848
NeoGames SA
(a)(b)
.................. 278,949 3,598,442
Noodles & Co., Class A
(a)
............. 884,219 4,155,829
ONE Group Hospitality, Inc. (The)
(a)
....... 445,699 2,959,441
Papa John's International, Inc. .......... 705,491 49,391,425
Portillo's, Inc., Class A
(a)(b)
............. 503,802 9,919,861
RCI Hospitality Holdings, Inc.
(b)
.......... 190,958 12,477,196
Red Rock Resorts, Inc., Class A ......... 1,119,468 38,352,974
Rush Street Interactive, Inc., Class A
(a)(b)
... 1,329,857 4,893,874
Ruth's Hospitality Group, Inc. ........... 706,382 11,909,601
SeaWorld Entertainment, Inc.
(a)(b)
........ 920,377 41,886,357
Shake Shack, Inc., Class A
(a)(b)
.......... 822,006 36,973,830
Sonder Holdings, Inc., Class A
(a)(b)
........ 3,907,248 6,486,032
Sweetgreen , Inc., Class A
(a)(b)
........... 1,894,264 35,043,884
Target Hospitality Corp.
(a)(b)
............ 604,699 7,631,301
Texas Roadhouse, Inc. ............... 1,453,772 126,856,145
Vacasa , Inc., Class A
(a)(b)
.............. 2,390,107 7,337,628
Wingstop , Inc.
(b)
.................... 651,930 81,765,061
Xponential Fitness, Inc., Class A
(a)(b)
...... 384,855 7,027,452
1,093,451,123
Household Durables — 1.5%
Aterian , Inc.
(a)(b)
.................... 1,316,747 1,632,766
Beazer Homes USA, Inc.
(a)
............ 640,933 6,197,822
Cavco Industries, Inc.
(a)
............... 192,814 39,673,409
Century Communities, Inc.
(b)
........... 632,550 27,060,489
Dream Finders Homes, Inc., Class A
(a)(b)
.... 442,422 4,689,673
Ethan Allen Interiors, Inc. ............. 483,625 10,223,833
GoPro, Inc., Class A
(a)(b)
............... 2,821,296 13,908,989
Green Brick Partners, Inc.
(a)
............ 574,075 12,273,724
Helen of Troy Ltd.
(a)(b)
................ 517,252 49,883,783
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 111,350 3,975,195
Installed Building Products, Inc. ......... 516,199 41,806,957
iRobot Corp.
(a)(b)
.................... 580,756 32,713,985
Security
Shares
Shares Value
Household Durables (continued)
KB Home ........................ 1,697,845 $ 44,008,142
Landsea Homes Corp.
(a)(b)
............. 231,682 1,105,123
La-Z-Boy, Inc. ..................... 947,034 21,374,557
Legacy Housing Corp.
(a)(b)
............. 177,058 3,036,545
LGI Homes, Inc.
(a)(b)
................. 443,593 36,095,162
Lifetime Brands, Inc. ................. 279,543 1,892,506
Lovesac Co. (The)
(a)(b)
................ 311,819 6,354,871
M/I Homes, Inc.
(a)
................... 590,606 21,397,655
MDC Holdings, Inc. ................. 1,243,373 34,093,288
Meritage Homes Corp.
(a)(b)
............. 781,562 54,920,362
Purple Innovation, Inc.
(a)(b)
............. 1,240,272 5,023,102
Skyline Champion Corp.
(a)(b)
............ 1,156,577 61,148,226
Snap One Holdings Corp.
(a)(b)
........... 384,824 3,902,115
Sonos , Inc.
(a)(b)
..................... 2,794,355 38,841,535
Taylor Morrison Home Corp.
(a)(b)
......... 2,410,506 56,213,000
Traeger , Inc.
(a)(b)
.................... 643,850 1,815,657
TRI Pointe Homes, Inc.
(a)(b)
............ 2,211,726 33,419,180
Tupperware Brands Corp.
(a)(b)
........... 981,387 6,428,085
Universal Electronics, Inc.
(a)(b)
........... 280,709 5,521,546
Vizio Holding Corp., Class A
(a)(b)
......... 1,470,219 12,849,714
Vuzix Corp.
(a)(b)
.................... 1,347,183 7,800,190
Weber, Inc., Class A
(b)
................ 627,762 4,124,396
705,405,582
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 211,938 7,638,245
Central Garden & Pet Co., Class A, NVS
(a)(b)
. 885,836 30,260,158
Energizer Holdings, Inc. .............. 1,457,382 36,638,584
WD-40 Co.
(b)
...................... 297,492 52,281,244
126,818,231
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc., Class A
(a)(b)
........... 925,818 10,193,256
Clearway Energy, Inc., Class A .......... 780,461 22,711,415
Clearway Energy, Inc., Class C ......... 1,757,277 55,969,272
Montauk Renewables, Inc.
(a)(b)
.......... 1,401,600 24,443,904
Ormat Technologies, Inc.
(b)
............ 984,819 84,891,398
Sunnova Energy International, Inc.
(a)(b)
..... 2,164,698 47,796,532
246,005,777
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 550,834 12,173,431
Insurance — 2.0%
Ambac Financial Group, Inc.
(a)
.......... 973,143 12,407,573
American Equity Investment Life Holding Co. 1,572,998 58,657,095
AMERISAFE, Inc. .................. 406,161 18,979,904
Argo Group International Holdings Ltd. .... 699,603 13,474,354
Bright Health Group, Inc.
(a)(b)
........... 4,519,290 4,745,254
BRP Group, Inc., Class A
(a)(b)
........... 1,297,339 34,184,883
CNO Financial Group, Inc. ............. 2,485,436 44,663,285
Crawford & Co., Class A, NVS .......... 356,068 2,043,830
Donegal Group, Inc., Class A ........... 321,251 4,333,676
eHealth, Inc.
(a)
..................... 544,117 2,127,497
Employers Holdings, Inc. .............. 595,115 20,525,516
Enstar Group Ltd.
(a)(b)
................ 244,664 41,492,568
Genworth Financial, Inc., Class A
(a)(b)
...... 10,932,709 38,264,481
Goosehead Insurance, Inc., Class A
(a)
..... 416,251 14,835,186
Greenlight Capital Re Ltd., Class A
(a)(b)
..... 582,532 4,334,038
HCI Group, Inc. .................... 144,372 5,659,382
Hippo Holdings, Inc.
(a)(b)
............... 333,181 6,173,837
Horace Mann Educators Corp. .......... 897,256 31,664,164
Investors Title Co. .................. 28,232 3,980,712
James River Group Holdings Ltd. ........ 796,590 18,170,218
Kinsale Capital Group, Inc.
(b)
........... 471,666 120,472,930
Lemonade, Inc.
(a)(b)
.................. 1,026,882 21,749,361

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
MBIA, Inc.
(a)(b)
..................... 1,026,156 $ 9,440,635
Mercury General Corp. ............... 570,979 16,227,223
National Western Life Group, Inc., Class A
(b)
. 51,725 8,834,630
NI Holdings, Inc.
(a)(b)
................. 193,161 2,580,631
Oscar Health, Inc., Class A
(a)(b)
.......... 2,586,041 12,904,345
Palomar Holdings, Inc.
(a)(b)
............. 528,522 44,247,862
ProAssurance Corp. ................. 1,159,638 22,624,537
RLI Corp. ........................ 846,725 86,687,705
Root, Inc., Class A
(a)(b)
................ 158,948 1,252,512
Safety Insurance Group, Inc. ........... 308,961 25,198,859
Selective Insurance Group, Inc.
(b)
........ 1,294,984 105,411,698
Selectquote , Inc.
(a)(b)
................. 2,955,482 2,157,502
SiriusPoint Ltd.
(a)
................... 1,994,403 9,872,295
Stewart Information Services Corp. ....... 583,144 25,448,404
Tiptree, Inc. ...................... 505,785 5,442,247
Trean Insurance Group, Inc.
(a)
.......... 400,701 1,362,383
Trupanion , Inc.
(a)(b)
.................. 847,955 50,393,966
United Fire Group, Inc. ............... 463,527 13,317,131
Universal Insurance Holdings, Inc. ....... 605,774 5,966,874
972,311,183
Interactive Media & Services — 0.7%
Arena Group Holdings, Inc. (The)
(a)(b)
...... 235,948 3,090,919
Bumble, Inc., Class A
(a)(b)
.............. 1,863,407 40,044,616
Cargurus , Inc., Class A
(a)(b)
............. 2,212,693 31,353,860
Cars.com, Inc.
(a)
.................... 1,491,386 17,150,939
DHI Group, Inc.
(a)(b)
.................. 871,913 4,690,892
Eventbrite, Inc., Class A
(a)(b)
............ 1,674,099 10,178,522
EverQuote , Inc., Class A
(a)(b)
............ 412,942 2,816,264
fuboTV , Inc.
(a)(b)
.................... 3,894,176 13,824,325
Leafly Holdings, Inc.
(a)(b)
............... 463,306 314,585
MediaAlpha , Inc., Class A
(a)(b)
........... 518,374 4,535,773
Outbrain , Inc.
(a)(b)
................... 825,557 3,013,283
QuinStreet , Inc.
(a)(b)
.................. 1,126,350 11,826,675
Shutterstock , Inc. ................... 528,197 26,499,643
TrueCar , Inc.
(a)
..................... 2,054,382 3,102,117
Vimeo, Inc.
(a)(b)
..................... 3,202,074 12,808,296
Vinco Ventures, Inc.
(a)(b)
............... 4,947,910 4,607,494
Wejo Group Ltd.
(a)(b)
................. 582,636 635,073
Yelp, Inc.
(a)(b)
...................... 1,505,475 51,050,657
Ziff Davis, Inc.
(a)(b)
................... 999,481 68,444,459
ZipRecruiter, Inc., Class A
(a)(b)
........... 1,737,059 28,661,473
338,649,865
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 585,460 3,799,635
1stdibs.com, Inc.
(a)(b)
................. 507,237 3,190,521
aka Brands Holding Corp.
(a)(b)
........... 153,535 222,626
BARK, Inc.
(a)(b)
..................... 2,486,470 4,525,375
Boxed, Inc.
(a)(b)
..................... 1,078,462 994,342
CarParts.com, Inc.
(a)(b)
................ 1,133,111 5,858,184
ContextLogic , Inc., Class A
(a)(b)
.......... 12,669,901 9,298,440
Duluth Holdings, Inc., Class B
(a)(b)
........ 263,891 1,857,793
Groupon, Inc.
(a)(b)
................... 473,165 3,766,393
Lands' End, Inc.
(a)(b)
................. 314,616 2,428,835
Liquidity Services, Inc.
(a)(b)
............. 544,602 8,855,229
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 305,266 1,422,540
Overstock.com, Inc.
(a)(b)
............... 930,037 22,646,401
PetMed Express, Inc. ................ 436,379 8,518,118
Porch Group, Inc.
(a)(b)
................ 1,870,388 4,208,373
Poshmark , Inc., Class A
(a)
............. 1,010,219 15,830,132
Quotient Technology, Inc.
(a)(b)
........... 2,104,181 4,860,658
Qurate Retail, Inc. .................. 7,569,984 15,215,668
RealReal , Inc. (The)
(a)(b)
............... 2,001,603 3,002,404
Rent the Runway, Inc., Class A
(a)(b)
....... 963,978 2,120,752
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Revolve Group, Inc., Class A
(a)(b)
......... 884,878 $ 19,193,004
RumbleON , Inc., Class B
(a)(b)
........... 229,424 3,881,854
Stitch Fix, Inc., Class A
(a)(b)
............. 1,827,275 7,217,736
ThredUp , Inc., Class A
(a)(b)
............. 1,241,856 2,285,015
Vivid Seats, Inc., Class A
(b)
............ 555,101 4,252,074
Xometry , Inc., Class A
(a)(b)
............. 737,150 41,862,748
201,314,850
IT Services — 2.1%
AvidXchange Holdings, Inc.
(a)(b)
.......... 3,179,722 26,773,259
BigCommerce Holdings, Inc.
(a)(b)
......... 1,420,933 21,029,808
Brightcove , Inc.
(a)
................... 876,178 5,519,921
Cantaloupe, Inc.
(a)(b)
................. 1,267,004 4,409,174
Cass Information Systems, Inc. ......... 310,921 10,785,849
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 912,066 2,690,595
Conduent , Inc.
(a)
................... 3,652,300 12,198,682
Core Scientific, Inc.
(a)(b)
............... 5,835,057 7,585,574
CSG Systems International, Inc. ......... 701,146 37,076,600
Cyxtera Technologies, Inc., Class A
(a)(b)
.... 854,368 3,485,821
DigitalOcean Holdings, Inc.
(a)(b)
.......... 1,527,483 55,249,060
Edgio , Inc.
(a)(b)
..................... 2,994,600 8,324,988
EVERTEC, Inc. .................... 1,358,459 42,587,690
Evo Payments, Inc., Class A
(a)
.......... 1,032,795 34,392,073
ExlService Holdings, Inc.
(a)(b)
........... 703,374 103,649,193
Fastly , Inc., Class A
(a)(b)
............... 2,478,523 22,703,271
Flywire Corp.
(a)(b)
................... 1,214,825 27,892,382
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 1,068,683 20,016,433
Hackett Group, Inc. (The) ............. 579,885 10,275,562
I3 Verticals, Inc., Class A
(a)(b)
........... 478,456 9,583,474
IBEX Holdings Ltd.
(a)(b)
............... 123,261 2,288,957
Information Services Group, Inc. ......... 735,260 3,499,838
International Money Express, Inc.
(a)(b)
...... 723,404 16,486,377
Marqeta , Inc., Class A
(a)(b)
............. 9,479,374 67,493,143
Maximus, Inc. ..................... 1,314,786 76,086,666
MoneyGram International, Inc.
(a)(b)
........ 2,044,770 21,265,608
Paya Holdings, Inc., Class A
(a)(b)
......... 1,905,194 11,640,735
Payoneer Global, Inc.
(a)(b)
.............. 4,694,056 28,399,039
Paysafe Ltd.
(a)(b)
.................... 7,480,276 10,322,781
Perficient , Inc.
(a)(b)
................... 743,796 48,361,616
PFSweb , Inc.
(a)(b)
................... 314,306 2,929,332
Priority Technology Holdings, Inc.
(a)(b)
...... 216,779 977,673
Rackspace Technology, Inc.
(a)(b)
......... 1,309,792 5,343,951
Remitly Global, Inc.
(a)(b)
............... 2,154,218 23,954,904
Repay Holdings Corp., Class A
(a)(b)
....... 1,962,032 13,851,946
Sabre Corp.
(a)(b)
.................... 7,128,246 36,710,467
SolarWinds Corp.
(a)
................. 1,109,863 8,601,438
Squarespace, Inc., Class A
(a)(b)
.......... 691,216 14,764,374
StoneCo Ltd., Class A
(a)(b)
............. 6,058,778 57,740,154
TTEC Holdings, Inc. ................. 410,870 18,205,650
Tucows , Inc., Class A
(a)(b)
.............. 206,992 7,743,571
Unisys Corp.
(a)(b)
.................... 1,475,501 11,140,033
Verra Mobility Corp., Class A
(a)(b)
......... 3,126,153 48,048,972
1,002,086,634
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............ 731,366 31,807,107
AMMO, Inc.
(a)(b)
.................... 1,988,745 5,827,023
Clarus Corp.
(b)
..................... 625,770 8,429,122
Johnson Outdoors, Inc., Class A ......... 111,806 5,736,766
Latham Group, Inc.
(a)(b)
............... 961,601 3,452,148
Malibu Boats, Inc., Class A
(a)(b)
.......... 442,667 21,243,589
Marine Products Corp. ............... 178,998 1,514,323
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 410,516 7,738,227
Smith & Wesson Brands, Inc. ........... 999,423 10,364,016
Solo Brands, Inc., Class A
(a)(b)
........... 429,689 1,632,818

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Leisure Products (continued)
Sturm Ruger & Co., Inc. .............. 373,759 $ 18,983,220
Topgolf Callaway Brands Corp.
(a)(b)
....... 3,059,316 58,922,426
Vista Outdoor, Inc.
(a)(b)
................ 1,211,775 29,470,368
205,121,153
Life Sciences Tools & Services — 0.7%
(a)(b)
AbCellera Biologics, Inc. .............. 4,486,175 44,368,271
Absci Corp. ....................... 1,160,246 3,631,570
Adaptive Biotechnologies Corp. ......... 2,436,597 17,348,571
Akoya Biosciences, Inc. .............. 326,518 3,836,586
Alpha Teknova , Inc. ................. 150,788 503,632
Berkeley Lights, Inc. ................. 1,211,200 3,464,032
Bionano Genomics, Inc. .............. 6,265,731 11,466,288
Codexis , Inc. ...................... 1,343,378 8,140,871
Cytek Biosciences, Inc. ............... 2,498,724 36,781,217
Inotiv , Inc. ........................ 373,567 6,294,604
MaxCyte , Inc. ..................... 1,963,892 12,765,298
Medpace Holdings, Inc. .............. 553,588 87,007,426
NanoString Technologies, Inc. .......... 1,016,896 12,985,762
Nautilus Biotechnology, Inc. ............ 905,113 1,918,839
NeoGenomics , Inc. ................. 2,742,367 23,611,780
Pacific Biosciences of California, Inc. ..... 4,911,689 28,512,355
Quanterix Corp. .................... 787,129 8,674,161
Quantum-Si, Inc., Class A ............. 2,037,610 5,603,427
Science 37 Holdings, Inc. ............. 1,266,398 2,038,901
Seer, Inc., Class A .................. 1,101,377 8,524,658
Singular Genomics Systems, Inc. ........ 1,195,490 2,988,725
SomaLogic , Inc., Class A .............. 3,215,948 9,326,249
339,793,223
Machinery — 3.6%
Alamo Group, Inc. .................. 214,479 26,224,347
Albany International Corp., Class A
(b)
...... 685,758 54,058,303
Altra Industrial Motion Corp.
(b)
.......... 1,422,289 47,817,356
Astec Industries, Inc. ................ 491,595 15,332,848
Barnes Group, Inc. .................. 1,077,223 31,110,200
Berkshire Grey, Inc., Class A
(a)(b)
......... 967,380 1,644,546
Blue Bird Corp.
(a)(b)
.................. 374,440 3,126,574
Chart Industries, Inc.
(a)(b)
.............. 799,668 147,418,796
CIRCOR International, Inc.
(a)(b)
.......... 402,426 6,636,005
Columbus McKinnon Corp. ............ 598,506 15,656,917
Desktop Metal, Inc., Class A
(a)(b)
......... 5,676,941 14,703,277
Douglas Dynamics, Inc. .............. 492,577 13,802,007
Energy Recovery, Inc.
(a)(b)
............. 1,185,926 25,782,031
Enerpac Tool Group Corp., Class A
(a)
...... 1,301,093 23,198,488
EnPro Industries, Inc. ................ 456,506 38,793,880
ESCO Technologies, Inc. ............. 565,936 41,562,340
Evoqua Water Technologies Corp.
(a)(b)
..... 2,555,065 84,495,999
Federal Signal Corp.
(b)
............... 1,298,453 48,458,266
Franklin Electric Co., Inc. ............. 1,000,580 81,757,392
Gorman-Rupp Co. (The) .............. 480,670 11,435,139
Greenbrier Cos., Inc. (The) ............ 707,349 17,167,360
Helios Technologies, Inc. .............. 710,321 35,942,243
Hillenbrand, Inc. ................... 1,516,540 55,687,349
Hillman Solutions Corp.
(a)(b)
............ 2,905,363 21,906,437
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 880,447 1,708,067
Hyliion Holdings Corp., Class A
(a)(b)
....... 2,820,951 8,096,129
Hyster -Yale Materials Handling, Inc. ...... 236,025 5,076,898
Hyzon Motors, Inc., Class A
(a)(b)
......... 1,998,868 3,398,076
John Bean Technologies Corp.
(b)
......... 690,174 59,354,964
Kadant , Inc. ...................... 254,607 42,470,994
Kennametal, Inc. ................... 1,811,386 37,278,324
Lightning eMotors , Inc.
(a)(b)
............. 783,721 1,214,768
Lindsay Corp. ..................... 239,042 34,249,938
Luxfer Holdings plc ................. 592,529 8,591,670
Security
Shares
Shares Value
Machinery (continued)
Manitowoc Co., Inc. (The)
(a)(b)
........... 759,700 $ 5,887,675
Markforged Holding Corp.
(a)(b)
........... 2,429,220 4,809,856
Microvast Holdings, Inc.
(a)(b)
............ 3,800,697 6,879,262
Miller Industries, Inc. ................ 239,514 5,099,253
Mueller Industries, Inc. ............... 1,217,365 72,360,176
Mueller Water Products, Inc., Class A ..... 3,438,571 35,314,124
Nikola Corp.
(a)(b)
.................... 6,572,267 23,134,380
Omega Flex, Inc.
(b)
.................. 67,372 6,239,995
Proterra , Inc.
(a)(b)
................... 4,830,584 24,056,308
Proto Labs, Inc.
(a)(b)
.................. 598,789 21,813,883
RBC Bearings, Inc.
(a)(b)
............... 620,071 128,856,954
REV Group, Inc.
(b)
.................. 720,770 7,950,093
Sarcos Technology & Robotics Corp.
(a)(b)
... 2,240,722 4,974,403
Shyft Group, Inc. (The)
(b)
.............. 764,822 15,625,313
SPX Technologies, Inc.
(a)(b)
............. 949,801 52,448,011
Standex International Corp. ............ 249,425 20,365,551
Tennant Co. ...................... 397,703 22,494,082
Terex Corp. ....................... 1,469,958 43,716,551
Titan International, Inc.
(a)(b)
............. 1,108,657 13,459,096
Trinity Industries, Inc. ................ 1,799,079 38,410,337
Velo3D, Inc.
(a)(b)
.................... 1,281,322 5,048,409
Wabash National Corp.
(b)
.............. 1,082,854 16,849,208
Watts Water Technologies, Inc., Class A
(b)
.. 595,431 74,863,540
Xos , Inc.
(a)(b)
...................... 1,020,700 1,224,840
1,717,039,228
Marine — 0.2%
Costamare , Inc. .................... 1,150,597 10,297,843
Eagle Bulk Shipping, Inc. ............. 293,166 12,658,908
Eneti , Inc.
(b)
....................... 497,269 3,316,784
Genco Shipping & Trading Ltd. .......... 797,722 9,995,457
Golden Ocean Group Ltd. ............. 2,679,259 20,014,065
Matson, Inc. ...................... 841,632 51,777,200
Safe Bulkers, Inc.
(b)
................. 1,555,111 3,841,124
111,901,381
Media — 0.9%
AdTheorent Holding Co., Inc.
(a)(b)
......... 610,043 1,311,593
Advantage Solutions, Inc., Class A
(a)(b)
..... 1,669,748 3,556,563
AMC Networks, Inc., Class A
(a)(b)
......... 659,412 13,386,064
Audacy , Inc., Class A
(a)(b)
.............. 2,550,711 984,830
Boston Omaha Corp., Class A
(a)(b)
........ 468,161 10,786,429
Cardlytics, Inc.
(a)(b)
.................. 708,279 6,657,823
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 8,145,329 11,159,101
Cumulus Media, Inc., Class A
(a)
......... 359,978 2,530,645
Daily Journal Corp.
(a)(b)
............... 26,421 6,774,080
Entravision Communications Corp., Class A . 1,323,887 5,255,831
EW Scripps Co. (The), Class A, NVS
(a)
.... 1,246,445 14,047,435
Gambling.com Group Ltd.
(a)(b)
........... 134,511 1,022,284
Gannett Co., Inc.
(a)(b)
................. 3,047,544 4,662,742
Gray Television, Inc. ................. 1,830,772 26,216,655
iHeartMedia , Inc., Class A
(a)(b)
........... 2,647,521 19,406,329
Innovid Corp.
(a)(b)
................... 1,493,166 4,046,480
Integral Ad Science Holding Corp.
(a)(b)
..... 872,010 6,313,352
John Wiley & Sons, Inc., Class A ........ 940,825 35,337,387
Loyalty Ventures, Inc.
(a)(b)
.............. 409,766 495,817
Magnite , Inc.
(a)(b)
.................... 2,863,786 18,815,074
PubMatic, Inc., Class A
(a)(b)
............. 935,548 15,558,163
Scholastic Corp., NVS ............... 644,747 19,832,418
Sinclair Broadcast Group, Inc., Class A .... 896,643 16,220,272
Stagwell , Inc., Class A
(a)(b)
............. 1,690,311 11,747,662
TechTarget , Inc.
(a)(b)
................. 598,614 35,437,949
TEGNA, Inc. ...................... 4,849,208 100,281,621
Thryv Holdings, Inc.
(a)(b)
............... 555,305 12,677,613
Urban One, Inc., Class A
(a)(b)
........... 221,647 1,172,513

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Urban One, Inc., Class D, NVS
(a)(b)
....... 156,802 $ 666,408
WideOpenWest , Inc.
(a)(b)
.............. 1,167,104 14,320,366
420,681,499
Metals & Mining — 1.4%
5E Advanced Materials, Inc.
(a)(b)
......... 701,741 7,129,689
Alpha Metallurgical Resources, Inc. ...... 362,265 49,572,343
Arconic Corp.
(a)(b)
................... 2,228,451 37,972,805
ATI, Inc.
(a)(b)
....................... 2,689,087 71,556,605
Carpenter Technology Corp. ........... 1,046,289 32,581,439
Century Aluminum Co.
(a)(b)
............. 1,127,930 5,955,470
Coeur Mining, Inc.
(a)(b)
................ 6,062,347 20,733,227
Commercial Metals Co. ............... 2,609,690 92,591,801
Compass Minerals International, Inc. ...... 742,120 28,593,884
Constellium SE, Class A
(a)
............. 2,755,390 27,939,655
Dakota Gold Corp.
(a)(b)
................ 1,112,018 3,391,655
Haynes International, Inc. ............. 281,488 9,885,859
Hecla Mining Co.
(b)
.................. 12,083,266 47,608,068
Hycroft Mining Holding Corp., Class A
(a)(b)
... 3,120,431 1,886,300
Ivanhoe Electric, Inc.
(a)(b)
.............. 246,210 2,031,232
Kaiser Aluminum Corp. ............... 348,868 21,403,052
Materion Corp. .................... 444,491 35,559,280
Novagold Resources, Inc.
(a)(b)
........... 5,172,126 24,257,271
Olympic Steel, Inc. .................. 210,467 4,800,752
Piedmont Lithium, Inc.
(a)(b)
............. 377,964 20,217,294
PolyMet Mining Corp.
(a)(b)
.............. 627,567 1,807,393
Ramaco Resources, Inc. .............. 493,749 4,542,491
Ryerson Holding Corp. ............... 414,141 10,659,989
Schnitzer Steel Industries, Inc., Class A .... 561,437 15,978,497
SunCoke Energy, Inc. ................ 1,823,941 10,597,097
TimkenSteel Corp.
(a)(b)
................ 1,015,354 15,220,156
Warrior Met Coal, Inc.
(b)
............... 1,128,956 32,107,509
Worthington Industries, Inc.
(b)
........... 683,713 26,076,814
662,657,627
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc. .................. 325,440 4,979,232
Angel Oak Mortgage, Inc.
(b)
............ 237,500 2,845,250
Apollo Commercial Real Estate Finance, Inc. 3,111,419 25,824,778
Arbor Realty Trust, Inc. ............... 3,575,832 41,122,068
Ares Commercial Real Estate Corp. ...... 1,072,896 11,211,763
ARMOUR Residential REIT, Inc. ......... 2,466,521 12,011,957
Blackstone Mortgage Trust, Inc., Class A ... 3,671,946 85,703,220
BrightSpire Capital, Inc., Class A ........ 1,996,173 12,595,852
Broadmark Realty Capital, Inc. .......... 2,771,376 14,161,731
Chicago Atlantic Real Estate Finance, Inc. .. 95,287 1,373,086
Chimera Investment Corp. ............. 5,147,001 26,867,345
Claros Mortgage Trust, Inc. ............ 2,008,343 23,577,947
Dynex Capital, Inc. .................. 906,969 10,566,189
Ellington Financial, Inc. ............... 1,239,331 14,091,193
Franklin BSP Realty Trust, Inc. .......... 1,786,370 19,239,205
Granite Point Mortgage Trust, Inc. ....... 1,248,713 8,041,712
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 1,861,026 55,700,508
Invesco Mortgage Capital, Inc. .......... 740,063 8,214,699
KKR Real Estate Finance Trust, Inc. ...... 1,213,022 19,711,607
Ladder Capital Corp., Class A .......... 2,504,700 22,442,112
MFA Financial, Inc. .................. 2,281,138 17,747,254
New York Mortgage Trust, Inc. .......... 8,419,954 19,702,692
Nexpoint Real Estate Finance, Inc. ....... 144,108 2,158,738
Orchid Island Capital, Inc.
(b)
............ 832,323 6,825,048
PennyMac Mortgage Investment Trust ..... 1,996,619 23,520,172
Ready Capital Corp.
(b)
................ 1,556,913 15,787,098
Redwood Trust, Inc. ................. 2,554,543 14,663,077
TPG RE Finance Trust, Inc. ............ 1,451,659 10,161,613
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp. .......... 7,619,462 $ 25,296,614
556,143,760
Multiline Retail — 0.1%
Big Lots, Inc. ...................... 632,774 9,877,602
Dillard's, Inc., Class A
(b)
............... 89,297 24,356,650
Franchise Group, Inc. ................ 608,265 14,780,839
49,015,091
Multi-Utilities — 0.5%
Avista Corp. ...................... 1,553,286 57,549,246
Black Hills Corp. ................... 1,413,095 95,708,925
NorthWestern Corp. ................. 1,218,542 60,049,750
Unitil Corp. ....................... 337,385 15,671,533
228,979,454
Oil, Gas & Consumable Fuels — 4.5%
Aemetis , Inc.
(a)(b)
................... 680,167 4,162,622
Alto Ingredients, Inc.
(a)(b)
.............. 1,688,429 6,145,882
Amplify Energy Corp.
(a)(b)
.............. 776,348 5,100,606
Arch Resources, Inc., Class A .......... 330,596 39,208,686
Archaea Energy, Inc., Class A
(a)(b)
........ 1,297,965 23,376,350
Ardmore Shipping Corp.
(a)(b)
............ 787,601 7,190,797
Battalion Oil Corp.
(a)(b)
................ 31,065 369,673
Berry Corp.
(b)
...................... 1,719,437 12,895,777
Brigham Minerals, Inc., Class A ......... 1,153,568 28,458,523
California Resources Corp.
(b)
........... 1,650,358 63,423,258
Callon Petroleum Co.
(a)(b)
.............. 1,078,613 37,762,241
Centrus Energy Corp., Class A
(a)(b)
....... 237,650 9,738,897
Chord Energy Corp. ................. 904,468 123,704,088
Civitas Resources, Inc. ............... 1,605,325 92,129,602
Clean Energy Fuels Corp.
(a)(b)
........... 3,733,844 19,938,727
CNX Resources Corp.
(a)(b)
............. 4,109,533 63,821,047
Comstock Resources, Inc.
(a)(b)
.......... 1,995,501 34,502,212
CONSOL Energy, Inc. ................ 748,743 48,159,150
Crescent Energy Co., Class A
(b)
......... 732,089 9,861,239
CVR Energy, Inc. ................... 659,304 19,106,630
Delek US Holdings, Inc. .............. 1,567,235 42,534,758
Denbury, Inc.
(a)(b)
................... 1,089,236 93,957,497
DHT Holdings, Inc. .................. 3,015,066 22,793,899
Dorian LPG Ltd. .................... 698,562 9,479,486
Earthstone Energy, Inc., Class A
(a)(b)
...... 979,631 12,069,054
Empire Petroleum Corp.
(a)(b)
............ 198,578 2,611,301
Energy Fuels, Inc.
(a)(b)
................ 3,393,324 20,767,143
Equitrans Midstream Corp. ............ 8,947,839 66,929,836
Excelerate Energy, Inc., Class A
(b)
........ 406,534 9,512,896
FLEX LNG Ltd.
(b)
................... 617,798 19,565,663
Frontline Ltd.
(b)
.................... 2,706,077 29,577,422
Gevo , Inc.
(a)(b)
..................... 4,504,453 10,270,153
Golar LNG Ltd.
(a)(b)
.................. 2,180,265 54,332,204
Green Plains, Inc.
(a)(b)
................ 800,530 23,271,407
Gulfport Energy Corp.
(a)(b)
............. 247,626 21,862,900
HighPeak Energy, Inc.
(b)
.............. 127,781 2,767,736
International Seaways, Inc. ............ 1,081,950 38,008,903
Kinetik Holdings, Inc., Class A .......... 385,877 12,571,873
Kosmos Energy Ltd.
(a)(b)
............... 9,842,111 50,883,714
Laredo Petroleum, Inc.
(a)(b)
............. 367,558 23,101,020
Magnolia Oil & Gas Corp., Class A
(b)
...... 3,658,938 72,483,562
Matador Resources Co.
(b)
............. 2,458,410 120,265,417
Murphy Oil Corp. ................... 3,209,819 112,889,334
NACCO Industries, Inc., Class A ......... 82,961 3,901,656
NextDecade Corp.
(a)(b)
................ 714,693 4,302,452
Nordic American Tankers Ltd. .......... 4,266,984 11,392,847
Northern Oil and Gas, Inc. ............. 1,459,942 40,017,010
Par Pacific Holdings, Inc.
(a)(b)
........... 1,123,586 18,438,046
PBF Energy, Inc., Class A
(a)(b)
........... 2,115,091 74,366,600

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.
(a)(b)
............. 2,557,681 $ 63,481,642
Permian Resources Corp., Class A
(a)(b)
..... 4,460,893 30,334,072
Petrocorp, Inc., NVS
(a)(d)
.............. 26,106 —
Ranger Oil Corp., Class A
(b)
............ 442,673 13,922,066
REX American Resources Corp.
(a)(b)
...... 371,858 10,382,275
Riley Exploration Permian, Inc. .......... 230,600 4,376,788
Ring Energy, Inc.
(a)(b)
................. 1,955,472 4,536,695
SandRidge Energy, Inc.
(a)(b)
............ 456,548 7,446,298
Scorpio Tankers, Inc. ................ 1,056,713 44,424,214
SFL Corp. Ltd. ..................... 2,544,189 23,177,562
SilverBow Resources, Inc.
(a)(b)
.......... 254,979 6,853,835
Sitio Royalties Corp., Class A
(b)
......... 266,279 5,887,429
SM Energy Co.
(b)
................... 2,639,375 99,266,894
Talos Energy, Inc.
(a)(b)
................ 1,445,677 24,070,522
Teekay Corp.
(a)
.................... 1,509,774 5,420,089
Teekay Tankers Ltd., Class A
(a)
.......... 500,081 13,772,231
Tellurian, Inc.
(a)(b)
................... 11,185,064 26,732,303
Uranium Energy Corp.
(a)(b)
............. 7,001,918 24,506,713
Ur-Energy, Inc.
(a)(b)
.................. 4,490,859 4,895,036
VAALCO Energy, Inc.
(b)
............... 1,245,238 5,429,238
Vertex Energy, Inc.
(a)(b)
............... 1,193,082 7,432,901
W&T Offshore, Inc.
(a)(b)
............... 2,013,321 11,798,061
World Fuel Services Corp. ............. 1,375,573 32,243,431
2,144,372,091
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............. 360,665 13,561,004
Glatfelter Corp. .................... 960,618 2,987,522
Resolute Forest Products, Inc.
(a)
......... 998,971 19,979,420
Sylvamo Corp. .................... 775,259 26,281,280
62,809,226
Personal Products — 0.7%
Beauty Health Co. (The), Class A
(a)(b)
...... 2,158,628 25,450,224
BellRing Brands, Inc.
(a)(b)
.............. 2,866,726 59,083,223
Edgewell Personal Care Co.
(b)
.......... 1,117,978 41,812,377
elf Beauty, Inc.
(a)
................... 1,045,068 39,315,458
Herbalife Nutrition Ltd.
(a)(b)
............. 2,122,212 42,210,797
Honest Co., Inc. (The)
(a)(b)
............. 1,532,533 5,363,865
Inter Parfums , Inc. .................. 393,186 29,669,816
Medifast , Inc. ..................... 238,276 25,819,587
Nature's Sunshine Products, Inc.
(a)
....... 264,239 2,177,329
Nu Skin Enterprises, Inc., Class A ........ 1,094,860 36,535,478
Thorne HealthTech , Inc.
(a)(b)
............ 210,812 997,141
USANA Health Sciences, Inc.
(a)
......... 250,058 14,015,751
Veru , Inc.
(a)(b)
...................... 1,426,040 16,427,981
338,879,027
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.
(a)(b)
........... 1,398,753 22,016,372
Aerie Pharmaceuticals, Inc.
(a)
........... 1,044,068 15,796,749
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 2,132,103 4,306,848
Amphastar Pharmaceuticals, Inc.
(a)
....... 832,053 23,380,689
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 763,425 21,490,414
AN2 Therapeutics, Inc.
(a)(b)
............. 84,061 1,460,980
ANI Pharmaceuticals, Inc.
(a)
............ 279,686 8,989,108
Arvinas , Inc.
(a)(b)
.................... 1,061,622 47,231,563
Atea Pharmaceuticals, Inc.
(a)(b)
.......... 1,694,319 9,640,675
Athira Pharma, Inc.
(a)(b)
............... 858,022 2,548,325
Axsome Therapeutics, Inc.
(a)(b)
.......... 649,441 28,978,057
Cara Therapeutics, Inc.
(a)(b)
............ 974,324 9,119,673
Cassava Sciences, Inc.
(a)(b)
............ 831,868 34,788,720
CinCor Pharma, Inc.
(a)(b)
.............. 429,680 14,102,098
Collegium Pharmaceutical, Inc.
(a)(b)
....... 757,062 12,128,133
Corcept Therapeutics, Inc.
(a)(b)
.......... 1,860,370 47,699,887
DICE Therapeutics, Inc.
(a)(b)
............ 623,332 12,641,173
Security
Shares
Shares Value
Pharmaceuticals (continued)
Edgewise Therapeutics, Inc.
(a)
.......... 678,582 $ 6,677,247
Esperion Therapeutics, Inc.
(a)(b)
.......... 1,455,325 9,750,677
Evolus , Inc.
(a)(b)
.................... 807,267 6,498,499
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 526,724 4,166,387
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 750,705 6,073,203
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 574,842 25,459,752
Innoviva , Inc.
(a)(b)
................... 1,386,069 16,092,261
Intra-Cellular Therapies, Inc.
(a)(b)
......... 1,996,131 92,879,975
Liquidia Corp.
(a)(b)
................... 1,037,524 5,644,131
Nektar Therapeutics
(a)(b)
............... 4,000,442 12,801,414
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 851,036 11,131,551
Nuvation Bio, Inc., Class A
(a)(b)
.......... 2,667,224 5,974,582
Ocular Therapeutix , Inc.
(a)(b)
............ 1,673,191 6,943,743
Pacira BioSciences , Inc.
(a)(b)
............ 987,236 52,511,083
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 498,085 5,518,782
Phibro Animal Health Corp., Class A ...... 446,434 5,933,108
Prestige Consumer Healthcare, Inc.
(a)(b)
.... 1,083,667 53,999,127
Provention Bio, Inc.
(a)(b)
............... 1,332,413 5,995,858
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 604,339 15,187,039
Relmada Therapeutics, Inc.
(a)(b)
.......... 603,432 22,339,053
Revance Therapeutics, Inc.
(a)(b)
.......... 1,550,971 41,876,217
SIGA Technologies, Inc.
(b)
............. 1,039,999 10,711,990
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 1,072,409 36,301,045
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 376,056 6,438,079
Theravance Biopharma, Inc.
(a)(b)
......... 1,378,267 13,975,627
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 297,787 1,727,165
Tricida , Inc.
(a)(b)
.................... 715,459 7,498,010
Ventyx Biosciences, Inc.
(a)(b)
............ 485,792 16,958,999
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 2,953,495 4,607,452
827,991,520
Professional Services — 1.7%
Alight, Inc., Class A
(a)(b)
............... 7,394,197 54,199,464
ASGN, Inc.
(a)(b)
..................... 1,072,330 96,906,462
Atlas Technical Consultants, Inc.
(a)(b)
...... 363,759 2,418,997
Barrett Business Services, Inc. .......... 156,350 12,195,300
CBIZ, Inc.
(a)(b)
...................... 1,053,590 45,072,580
CRA International, Inc.
(b)
.............. 157,002 13,932,358
Exponent, Inc. ..................... 1,107,688 97,111,007
First Advantage Corp.
(a)(b)
............. 1,289,476 16,543,977
Forrester Research, Inc.
(a)
............. 238,157 8,576,034
Franklin Covey Co.
(a)(b)
............... 269,772 12,244,951
Heidrick & Struggles International, Inc. .... 420,160 10,919,959
HireRight Holdings Corp.
(a)(b)
........... 442,995 6,760,104
Huron Consulting Group, Inc.
(a)(b)
........ 450,940 29,874,775
ICF International, Inc.
(b)
............... 399,836 43,590,121
Insperity , Inc. ...................... 788,980 80,546,968
Kelly Services, Inc., Class A, NVS ....... 743,543 10,104,749
Kforce , Inc. ....................... 442,981 25,980,836
Korn Ferry ....................... 1,185,889 55,677,489
Legalzoom.com, Inc.
(a)(b)
.............. 2,110,753 18,089,153
Planet Labs PBC
(a)(b)
................. 3,402,966 18,478,106
Red Violet, Inc.
(a)(b)
.................. 192,604 3,335,901
Resources Connection, Inc. ............ 702,819 12,699,939
Skillsoft Corp., Class A
(a)(b)
............. 1,841,304 3,369,586
Spire Global, Inc., Class A
(a)(b)
.......... 2,818,940 3,044,455
Sterling Check Corp.
(a)(b)
.............. 506,677 8,937,782
TriNet Group, Inc.
(a)(b)
................ 817,764 58,241,152
TrueBlue , Inc.
(a)
.................... 709,137 13,530,334
Upwork , Inc.
(a)(b)
.................... 2,614,911 35,615,088
Willdan Group, Inc.
(a)(b)
............... 239,525 3,547,365
801,544,992

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.
(a)(b)
.......... 2,482,659 $ 20,134,365
Compass, Inc., Class A
(a)(b)
............ 5,986,618 13,888,954
Cushman & Wakefield plc
(a)(b)
........... 3,495,472 40,023,154
DigitalBridge Group, Inc., Class A
(b)
....... 3,524,913 44,096,662
Doma Holdings, Inc.
(a)(b)
............... 2,709,382 1,190,503
Douglas Elliman , Inc. ................ 1,556,702 6,382,478
eXp World Holdings, Inc.
(b)
............. 1,501,876 16,836,030
Forestar Group, Inc.
(a)(b)
............... 376,098 4,208,537
FRP Holdings, Inc.
(a)(b)
................ 149,254 8,113,447
Kennedy-Wilson Holdings, Inc. .......... 2,563,442 39,630,813
Marcus & Millichap, Inc. .............. 552,485 18,110,458
Newmark Group, Inc., Class A .......... 3,131,005 25,235,900
Offerpad Solutions, Inc., Class A
(a)(b)
...... 1,378,499 1,667,984
RE/MAX Holdings, Inc., Class A ......... 412,381 7,798,125
Redfin Corp.
(a)(b)
.................... 2,307,035 13,473,084
RMR Group, Inc. (The), Class A ......... 338,536 8,019,918
Seritage Growth Properties, Class A
(a)
..... 887,298 8,003,428
St. Joe Co. (The)
(b)
.................. 744,412 23,843,516
Stratus Properties, Inc. ............... 124,923 2,910,706
Tejon Ranch Co.
(a)(b)
................. 441,067 6,351,365
Transcontinental Realty Investors, Inc.
(a)
... 13,563 547,267
310,466,694
Road & Rail — 0.6%
ArcBest Corp.
(b)
.................... 533,819 38,824,656
Bird Global, Inc., Class A
(a)(b)
........... 3,365,626 1,187,729
Covenant Logistics Group, Inc., Class A .... 227,590 6,531,833
Daseke , Inc.
(a)(b)
.................... 867,141 4,691,233
Heartland Express, Inc. ............... 951,120 13,610,527
Marten Transport Ltd. ................ 1,271,141 24,355,062
PAM Transportation Services, Inc.
(a)(b)
..... 160,384 4,965,489
Saia, Inc.
(a)(b)
...................... 578,685 109,950,150
TuSimple Holdings, Inc., Class A
(a)(b)
...... 3,099,762 23,558,191
Universal Logistics Holdings, Inc.
(b)
....... 165,652 5,254,482
Werner Enterprises, Inc.
(b)
............. 1,381,854 51,957,710
284,887,062
Semiconductors & Semiconductor Equipment — 2.4%
ACM Research, Inc., Class A
(a)(b)
......... 1,065,062 13,270,673
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 488,137 15,015,094
Ambarella , Inc.
(a)(b)
.................. 789,842 44,373,324
Amkor Technology, Inc. ............... 2,232,211 38,059,198
Atomera , Inc.
(a)(b)
................... 441,228 4,469,640
Axcelis Technologies, Inc.
(a)(b)
........... 713,919 43,234,935
AXT, Inc.
(a)
....................... 851,613 5,705,807
CEVA, Inc.
(a)(b)
..................... 485,038 12,722,547
Cohu , Inc.
(a)
...................... 1,056,607 27,239,328
Credo Technology Group Holding Ltd.
(a)(b)
... 2,081,898 22,900,878
CyberOptics Corp.
(a)
................. 153,135 8,235,600
Diodes, Inc.
(a)(b)
.................... 975,140 63,296,337
FormFactor , Inc.
(a)
.................. 1,689,224 42,315,061
Ichor Holdings Ltd.
(a)(b)
................ 626,076 15,157,300
Impinj , Inc.
(a)(b)
..................... 455,879 36,483,996
indie Semiconductor, Inc., Class A
(a)(b)
..... 2,215,689 16,218,843
Kulicke & Soffa Industries, Inc.
(b)
......... 1,234,690 47,572,606
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 1,101,719 57,058,027
MaxLinear , Inc.
(a)(b)
.................. 1,592,524 51,948,133
Onto Innovation, Inc.
(a)(b)
.............. 1,078,777 69,095,667
PDF Solutions, Inc.
(a)(b)
............... 642,791 15,767,663
Photronics , Inc.
(a)
................... 1,313,349 19,201,162
Power Integrations, Inc.
(b)
............. 1,231,901 79,235,872
Rambus, Inc.
(a)(b)
................... 2,404,756 61,128,898
Rigetti Computing, Inc.
(a)(b)
............. 649,193 1,220,483
Rockley Photonics Holdings Ltd.
(a)(b)
...... 1,995,478 1,416,989
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.
(a)
................... 1,373,771 $ 40,402,605
Silicon Laboratories, Inc.
(a)(b)
............ 742,281 91,627,167
SiTime Corp.
(a)(b)
................... 351,663 27,686,428
SkyWater Technology, Inc.
(a)(b)
.......... 215,522 1,648,743
SMART Global Holdings, Inc.
(a)(b)
........ 1,067,731 16,944,891
Synaptics , Inc.
(a)(b)
.................. 864,059 85,550,482
Transphorm , Inc.
(a)(b)
................. 393,993 1,981,785
Ultra Clean Holdings, Inc.
(a)
............ 994,506 25,608,529
Veeco Instruments, Inc.
(a)(b)
............ 1,106,600 20,272,912
1,124,067,603
Software — 4.8%
8x8, Inc.
(a)(b)
....................... 2,605,347 8,988,447
A10 Networks, Inc. .................. 1,431,072 18,990,325
ACI Worldwide, Inc.
(a)(b)
............... 2,536,407 53,010,906
Agilysys , Inc.
(a)
.................... 429,687 23,783,175
Alarm.com Holdings, Inc.
(a)(b)
........... 1,048,986 68,037,232
Alkami Technology, Inc.
(a)(b)
............ 796,772 11,991,419
Altair Engineering, Inc., Class A
(a)(b)
....... 1,145,002 50,631,988
American Software, Inc., Class A ........ 745,354 11,418,823
Amplitude, Inc., Class A
(a)(b)
............ 1,213,822 18,777,826
Appfolio , Inc., Class A
(a)(b)
............. 416,342 43,599,334
Appian Corp., Class A
(a)(b)
............. 872,434 35,621,480
Applied Blockchain , Inc.
(a)(b)
............ 245,286 416,986
Arteris , Inc.
(a)(b)
..................... 331,819 2,209,915
Asana, Inc., Class A
(a)(b)
............... 1,608,910 35,766,069
Avaya Holdings Corp.
(a)(b)
.............. 1,792,530 2,850,123
AvePoint , Inc., Class A
(a)(b)
............. 2,835,686 11,371,101
Benefitfocus , Inc.
(a)(b)
................. 544,886 3,460,026
Blackbaud , Inc.
(a)(b)
.................. 1,019,953 44,939,129
Blackline, Inc.
(a)(b)
................... 1,199,865 71,871,914
Blend Labs, Inc., Class A
(a)(b)
........... 4,023,653 8,892,273
Box, Inc., Class A
(a)(b)
................ 3,043,710 74,236,087
BTRS Holdings, Inc., Class A
(a)(b)
........ 2,259,415 20,922,183
C3.ai, Inc., Class A
(a)(b)
............... 1,507,845 18,848,063
Cerence , Inc.
(a)(b)
................... 873,237 13,753,483
ChannelAdvisor Corp.
(a)
.............. 619,620 14,040,589
Cipher Mining, Inc.
(a)(b)
................ 796,057 1,003,032
Cleanspark , Inc.
(a)(b)
................. 982,642 3,124,802
Clear Secure, Inc., Class A
(a)(b)
.......... 1,347,129 30,795,369
CommVault Systems, Inc.
(a)
............ 971,997 51,554,721
Consensus Cloud Solutions, Inc.
(a)(b)
...... 344,833 16,310,601
Couchbase , Inc.
(a)
.................. 574,123 8,192,735
CS Disco, Inc.
(a)(b)
................... 469,695 4,696,950
Cvent Holding Corp.
(a)(b)
............... 1,104,490 5,798,573
Digimarc Corp.
(a)(b)
.................. 278,945 3,779,705
Digital Turbine, Inc.
(a)(b)
............... 2,054,037 29,598,673
Domo, Inc., Class B
(a)(b)
............... 678,715 12,210,083
Duck Creek Technologies, Inc.
(a)(b)
........ 1,665,488 19,736,033
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 4,372,810 26,542,957
Ebix , Inc.
(b)
....................... 581,187 11,025,117
eGain Corp.
(a)(b)
.................... 445,366 3,273,440
Enfusion , Inc., Class A
(a)(b)
............. 549,554 6,781,496
EngageSmart , Inc.
(a)(b)
................ 750,685 15,531,673
Envestnet , Inc.
(a)(b)
.................. 1,178,862 52,341,473
Everbridge , Inc.
(a)(b)
.................. 863,706 26,671,241
EverCommerce , Inc.
(a)(b)
.............. 558,453 6,103,891
ForgeRock, Inc., Class A
(a)(b)
........... 658,725 9,571,274
Greenidge Generation Holdings, Inc.
(a)(b)
... 200,166 400,332
Instructure Holdings, Inc.
(a)(b)
........... 381,433 8,498,327
Intapp , Inc.
(a)(b)
..................... 285,749 5,334,934
InterDigital , Inc. .................... 645,191 26,078,620
IronNet , Inc.
(a)(b)
.................... 1,324,091 912,299
Kaleyra , Inc.
(a)(b)
.................... 552,361 535,790
KnowBe4, Inc., Class A
(a)(b)
............ 1,600,007 33,296,146

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Latch, Inc.
(a)(b)
..................... 2,187,506 $ 2,086,006
LivePerson , Inc.
(a)(b)
................. 1,553,841 14,637,182
LiveRamp Holdings, Inc.
(a)
............. 1,453,309 26,392,091
LiveVox Holdings, Inc., Class A
(a)(b)
....... 248,699 733,662
Marathon Digital Holdings, Inc.
(a)(b)
....... 2,435,069 26,079,589
Matterport , Inc., Class A
(a)(b)
............ 4,778,372 18,110,030
MeridianLink , Inc.
(a)(b)
................ 507,263 8,258,242
MicroStrategy , Inc., Class A
(a)(b)
.......... 204,079 43,317,809
Mitek Systems, Inc.
(a)(b)
............... 926,944 8,490,807
Model N, Inc.
(a)(b)
................... 792,148 27,115,226
Momentive Global, Inc.
(a)
.............. 2,906,590 16,887,288
N-able, Inc.
(a)(b)
.................... 1,480,660 13,666,492
NextNav , Inc.
(a)(b)
................... 1,352,139 3,637,254
Olo , Inc., Class A
(a)(b)
................. 1,967,000 15,539,300
ON24, Inc.
(a)(b)
..................... 928,680 8,172,384
OneSpan , Inc.
(a)
.................... 845,612 7,280,719
PagerDuty , Inc.
(a)(b)
.................. 1,880,181 43,375,776
Ping Identity Holding Corp.
(a)(b)
.......... 1,688,251 47,389,206
Progress Software Corp. .............. 963,717 41,006,158
PROS Holdings, Inc.
(a)(b)
.............. 885,254 21,865,774
Q2 Holdings, Inc.
(a)(b)
................. 1,220,984 39,315,685
Qualys , Inc.
(a)(b)
.................... 838,609 116,893,709
Rapid7, Inc.
(a)(b)
.................... 1,263,370 54,198,573
Rimini Street, Inc.
(a)(b)
................ 1,045,248 4,870,856
Riot Blockchain , Inc.
(a)(b)
.............. 2,966,236 20,793,314
Sapiens International Corp. NV
(b)
........ 672,402 12,896,670
SecureWorks Corp., Class A
(a)(b)
......... 220,534 1,775,299
ShotSpotter, Inc.
(a)(b)
................. 189,617 5,453,385
Sprout Social, Inc., Class A
(a)(b)
.......... 1,006,418 61,069,444
SPS Commerce, Inc.
(a)(b)
.............. 789,639 98,096,853
Sumo Logic, Inc.
(a)
.................. 2,423,823 18,178,673
Telos Corp.
(a)(b)
..................... 1,148,528 10,210,414
Tenable Holdings, Inc.
(a)(b)
............. 2,384,383 82,976,528
Terawulf , Inc.
(a)(b)
................... 510,455 643,173
Upland Software, Inc.
(a)(b)
.............. 622,964 5,064,697
UserTesting , Inc.
(a)(b)
................. 968,395 3,796,108
Varonis Systems, Inc.
(a)(b)
.............. 2,369,796 62,846,990
Verint Systems, Inc.
(a)(b)
............... 1,384,717 46,498,797
Veritone , Inc.
(a)(b)
................... 734,405 4,134,700
Viant Technology, Inc., Class A
(a)(b)
....... 248,348 1,045,545
Weave Communications, Inc.
(a)(b)
........ 606,809 3,064,385
WM Technology, Inc., Class A
(a)(b)
........ 1,482,517 2,386,852
Workiva , Inc., Class A
(a)(b)
............. 1,047,157 81,468,815
Xperi Holding Corp. ................. 2,344,188 33,146,818
Yext , Inc.
(a)(b)
...................... 2,597,133 11,583,213
Zeta Global Holdings Corp., Class A
(a)(b)
.... 2,342,926 15,486,741
Zuora , Inc., Class A
(a)(b)
............... 2,639,639 19,480,536
2,299,546,951
Specialty Retail — 2.3%
Aaron's Co., Inc. (The) ............... 676,253 6,573,179
Abercrombie & Fitch Co., Class A
(a)(b)
...... 1,086,903 16,901,342
Academy Sports & Outdoors, Inc.
(b)
....... 1,793,195 75,636,965
American Eagle Outfitters, Inc. .......... 3,358,067 32,673,992
America's Car-Mart, Inc.
(a)(b)
............ 133,665 8,156,238
Arko Corp.
(b)
...................... 1,821,047 17,099,631
Asbury Automotive Group, Inc.
(a)(b)
........ 481,097 72,693,757
Bed Bath & Beyond, Inc.
(a)(b)
............ 1,739,232 10,591,923
Big 5 Sporting Goods Corp.
(b)
........... 466,140 5,006,344
Boot Barn Holdings, Inc.
(a)(b)
............ 641,396 37,496,010
Buckle, Inc. (The) .................. 653,997 20,705,545
Build-A-Bear Workshop, Inc. ........... 306,604 4,087,031
Caleres , Inc.
(b)
..................... 773,872 18,743,180
Camping World Holdings, Inc., Class A
(b)
... 831,717 21,059,074
Cato Corp. (The), Class A ............. 459,367 4,382,361
Security
Shares
Shares Value
Specialty Retail (continued)
Chico's FAS, Inc.
(a)(b)
................. 2,674,307 $ 12,943,646
Children's Place, Inc. (The)
(a)(b)
.......... 282,686 8,732,171
Citi Trends, Inc.
(a)(b)
.................. 184,743 2,865,364
Conn's, Inc.
(a)(b)
.................... 311,387 2,204,620
Container Store Group, Inc. (The)
(a)(b)
..... 701,771 3,438,678
Designer Brands, Inc., Class A .......... 1,235,038 18,908,432
Destination XL Group, Inc.
(a)(b)
.......... 1,241,773 6,730,410
EVgo , Inc., Class A
(a)(b)
............... 1,455,764 11,515,093
Express, Inc.
(a)(b)
................... 1,293,454 1,409,865
Foot Locker, Inc. ................... 1,782,736 55,496,572
Genesco, Inc.
(a)(b)
................... 292,272 11,492,135
Group 1 Automotive, Inc.
(b)
............. 330,673 47,243,251
GrowGeneration Corp.
(a)(b)
............. 1,333,341 4,666,693
Guess?, Inc. ...................... 734,576 10,776,230
Haverty Furniture Cos., Inc. ............ 313,538 7,807,096
Hibbett, Inc. ...................... 275,258 13,710,601
JOANN, Inc.
(b)
..................... 261,665 1,732,222
LL Flooring Holdings, Inc.
(a)(b)
........... 623,300 4,319,469
MarineMax , Inc.
(a)(b)
................. 457,931 13,641,764
Monro , Inc. ....................... 690,008 29,987,748
Murphy USA, Inc.
(b)
................. 470,694 129,398,488
National Vision Holdings, Inc.
(a)(b)
........ 1,700,889 55,534,026
ODP Corp. (The)
(a)
.................. 927,074 32,586,651
OneWater Marine, Inc., Class A
(a)
........ 241,520 7,272,167
Party City Holdco, Inc.
(a)(b)
............. 2,431,520 3,841,802
Rent-A-Center, Inc. ................. 1,164,661 20,393,214
Sally Beauty Holdings, Inc.
(a)(b)
.......... 2,333,256 29,399,026
Shoe Carnival, Inc. .................. 385,253 8,259,824
Signet Jewelers Ltd.
(b)
................ 1,000,601 57,224,371
Sleep Number Corp.
(a)(b)
.............. 468,460 15,838,633
Sonic Automotive, Inc., Class A
(b)
........ 429,693 18,605,707
Sportsman's Warehouse Holdings, Inc.
(a)
... 950,136 7,886,129
Tile Shop Holdings, Inc. .............. 689,512 2,427,082
Tilly's, Inc., Class A ................. 484,937 3,355,764
Torrid Holdings, Inc.
(a)(b)
............... 370,699 1,545,815
TravelCenters of America, Inc.
(a)(b)
........ 275,298 14,846,821
Urban Outfitters, Inc.
(a)(b)
.............. 1,397,912 27,468,971
Volta, Inc., Class A
(a)(b)
................ 2,578,307 3,119,751
Warby Parker, Inc., Class A
(a)(b)
.......... 1,810,527 24,152,430
Winmark Corp.
(b)
................... 59,184 12,803,867
Zumiez , Inc.
(a)(b)
.................... 360,676 7,765,354
1,105,154,525
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.
(a)(b)
................ 2,798,176 22,329,444
Avid Technology, Inc.
(a)(b)
.............. 783,081 18,214,464
CompoSecure , Inc., Class A
(a)(b)
......... 123,484 618,655
Corsair Gaming, Inc.
(a)(b)
.............. 859,655 9,757,084
Diebold Nixdorf, Inc.
(a)(b)
............... 1,595,543 3,893,125
Eastman Kodak Co.
(a)(b)
............... 1,293,701 5,938,088
IonQ , Inc.
(a)(b)
...................... 2,628,399 13,325,983
Super Micro Computer, Inc.
(a)(b)
.......... 985,800 54,288,006
Turtle Beach Corp.
(a)(b)
................ 331,144 2,258,402
Xerox Holdings Corp. ................ 2,510,262 32,834,227
163,457,478
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds , Inc., Class A
(a)(b)
.............. 2,092,917 6,362,468
Crocs, Inc.
(a)(b)
..................... 1,317,518 90,460,786
Ermenegildo Zegna NV
(b)
............. 1,002,948 10,781,691
Fossil Group, Inc.
(a)(b)
................ 1,051,521 3,596,202
G-III Apparel Group Ltd.
(a)(b)
............ 982,956 14,695,192
Kontoor Brands, Inc. ................. 1,213,125 40,773,131
Movado Group, Inc. ................. 326,048 9,188,032
Oxford Industries, Inc. ............... 329,950 29,622,911

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
PLBY Group, Inc.
(a)(b)
................ 652,698 $ 2,630,373
Rocky Brands, Inc. .................. 144,821 2,905,109
Steven Madden Ltd. ................. 1,703,904 45,443,120
Superior Group of Cos., Inc. ........... 251,167 2,230,363
Unifi, Inc.
(a)(b)
...................... 291,088 2,768,247
Wolverine World Wide, Inc. ............ 1,710,961 26,331,690
287,789,315
Thrifts & Mortgage Finance — 1.5%
Axos Financial, Inc.
(a)(b)
............... 1,255,202 42,965,564
Blue Foundry Bancorp
(a)(b)
............. 612,207 6,826,108
Bridgewater Bancshares, Inc.
(a)(b)
........ 478,861 7,886,841
Capitol Federal Financial, Inc. .......... 2,887,471 23,966,009
Columbia Financial, Inc.
(a)(b)
............ 753,696 15,925,596
Enact Holdings, Inc.
(b)
................ 647,957 14,365,207
Essent Group Ltd. .................. 2,298,372 80,144,232
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 201,914 20,017,754
Finance of America Cos., Inc., Class A
(a)(b)
.. 509,435 753,964
Flagstar Bancorp, Inc. ............... 1,138,947 38,040,830
Greene County Bancorp, Inc.
(b)
.......... 71,944 4,120,233
Hingham Institution for Savings (The) ..... 32,271 8,103,571
Home Bancorp, Inc. ................. 166,835 6,504,897
Home Point Capital, Inc.
(b)
............. 167,760 258,350
Kearny Financial Corp.
(b)
.............. 1,404,652 14,917,404
Luther Burbank Corp. ................ 347,194 4,034,394
Merchants Bancorp
(b)
................ 350,572 8,087,696
Mr Cooper Group, Inc.
(a)(b)
............. 1,527,209 61,851,964
NMI Holdings, Inc., Class A
(a)
........... 1,827,648 37,229,190
Northfield Bancorp, Inc. .............. 978,431 14,001,348
PennyMac Financial Services, Inc. ....... 607,092 26,044,247
Pioneer Bancorp, Inc.
(a)(b)
.............. 253,691 2,415,138
Provident Bancorp, Inc.
(b)
............. 340,785 4,876,633
Provident Financial Services, Inc. ........ 1,595,424 31,110,768
Radian Group, Inc. .................. 3,524,325 67,984,229
Southern Missouri Bancorp, Inc. ......... 170,084 8,679,387
Sterling Bancorp, Inc.
(a)(b)
.............. 319,216 1,924,872
TrustCo Bank Corp. ................. 411,892 12,941,647
Velocity Financial, Inc.
(a)(b)
............. 188,356 2,041,779
Walker & Dunlop, Inc. ................ 668,514 55,974,677
Waterstone Financial, Inc. ............. 453,599 7,330,160
WSFS Financial Corp. ............... 1,368,680 63,588,873
694,913,562
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 3,430,673 3,181,263
Turning Point Brands, Inc. ............. 334,838 7,108,611
Universal Corp. .................... 519,062 23,897,615
Vector Group Ltd. .................. 3,153,030 27,778,194
61,965,683
Trading Companies & Distributors — 1.5%
Alta Equipment Group, Inc., Class A ...... 411,089 4,526,090
Applied Industrial Technologies, Inc. ...... 832,504 85,564,761
Beacon Roofing Supply, Inc.
(a)(b)
......... 1,114,483 60,984,510
BlueLinx Holdings, Inc.
(a)(b)
............. 197,687 12,276,363
Boise Cascade Co.
(b)
................ 861,860 51,246,196
Custom Truck One Source, Inc.
(a)(b)
....... 1,298,734 7,571,619
Distribution Solutions Group, Inc.
(a)(b)
...... 105,870 2,982,358
DXP Enterprises, Inc.
(a)
............... 331,816 7,857,403
GATX Corp.
(b)
..................... 771,760 65,715,364
Global Industrial Co. ................. 273,211 7,330,251
GMS, Inc.
(a)
....................... 947,946 37,927,319
H&E Equipment Services, Inc. .......... 708,773 20,086,627
Herc Holdings, Inc. .................. 560,625 58,237,725
Hudson Technologies, Inc.
(a)(b)
.......... 919,889 6,761,184
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Karat Packaging, Inc.
(a)(b)
.............. 99,739 $ 1,594,827
McGrath RentCorp .................. 527,468 44,233,466
MRC Global, Inc.
(a)(b)
................. 1,799,262 12,936,694
NOW, Inc.
(a)
...................... 2,392,570 24,045,329
Rush Enterprises, Inc., Class A ......... 913,473 40,064,926
Rush Enterprises, Inc., Class B ......... 143,038 6,852,950
Textainer Group Holdings Ltd. .......... 990,366 26,601,231
Titan Machinery, Inc.
(a)(b)
.............. 434,455 12,277,698
Transcat , Inc.
(a)(b)
................... 156,127 11,817,253
Triton International Ltd. ............... 1,333,711 72,994,003
Veritiv Corp.
(a)(b)
.................... 296,637 29,002,199
711,488,346
Water Utilities — 0.5%
American States Water Co.
(b)
........... 806,425 62,860,829
Artesian Resources Corp., Class A, NVS ... 182,079 8,761,641
California Water Service Group ......... 1,186,090 62,495,082
Global Water Resources, Inc. ........... 274,877 3,224,307
Middlesex Water Co. ................ 377,518 29,144,390
Pure Cycle Corp.
(a)(b)
................. 418,160 3,491,636
SJW Group ....................... 591,412 34,065,331
York Water Co. (The) ................ 295,511 11,356,488
215,399,704
Wireless Telecommunication Services — 0.1%
Gogo , Inc.
(a)(b)
..................... 702,533 8,514,700
KORE Group Holdings, Inc.
(a)(b)
.......... 528,987 1,010,365
Shenandoah Telecommunications Co.
(b)
.... 1,062,980 18,091,920
Telephone & Data Systems, Inc. ......... 2,218,962 30,843,572
United States Cellular Corp.
(a)(b)
......... 332,234 8,648,051
67,108,608
Total Common Stocks — 99.8%
(Cost: $73,601,130,510) ........................... 47,480,149,207
Rights
Biotechnology — 0.0%
(a)(b)(d)
Contra Aduro Biotech I, CVR ........... 272,340 691,468
Oncternal Therapeutics, Inc., CVR ....... 13,273 13,605
705,073
Pharmaceuticals — 0.0%
Zogenix , Inc., CVR
(a)(b)(d)
.............. 1,280,909 871,018
Total Rights — 0.0%
(Cost: $898,226) ................................ 1,576,091
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)(b)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 92,645 1,991,867
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70) .... 46,322 967,667
Total Warrants — 0.0%
(Cost: $11,350,881) .............................. 2,959,534
Total Long-Term Investments — 99.8%
(Cost: $73,613,379,617) ........................... 47,484,684,832

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Derivative Financial Instruments Categorized by Risk Exposure
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.9%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(g)
............ 6,075,788,535 $ 6,077,611,271
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 64,986,939 64,986,939
Total Short-Term Securities — 12.9%
(Cost: $6,139,329,525) ........................... 6,142,598,210
Total Investments — 112.7%
(Cost: $79,752,709,142 ) ........................... 53,627,283,042
Liabilities in Excess of Other Assets — (12.7)% ........... (6,028,091,733)
Net Assets — 100.0% ..............................
$ 47,599,191,309
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 5,977,476,546 $ 96,597,891
(a)
$ — $ 197,598 $ 3,339,236 $ 6,077,611,271 6,075,788,535 $ 46,594,970
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 60,200,000 4,786,939
(a)
— — — 64,986,939 64,986,939 717,367 —
$ 197,598 $ 3,339,236 $ 6,142,598,210 $ 47,312,337 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,267 12/16/22 $ 105,782 $ (206,339)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 206,339 $ — $ — $ — $ 206,339
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
26
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (25,426,806) $ — $ — $ — $ (25,426,806)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (3,324,724) $ — $ — $ — $ (3,324,724)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 119,332,115
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 407,827,362 $ — $ — $ 407,827,362
Air Freight & Logistics .................................... 197,213,745 — — 197,213,745
Airlines .............................................. 152,509,178 — — 152,509,178
Auto Components ...................................... 626,597,406 — — 626,597,406
Automobiles .......................................... 93,195,202 — — 93,195,202
Banks ............................................... 4,785,710,285 — — 4,785,710,285
Beverages ........................................... 266,638,545 — — 266,638,545
Biotechnology ......................................... 3,982,930,161 — 10,454 3,982,940,615
Building Products ....................................... 601,041,353 — — 601,041,353
Capital Markets ........................................ 722,663,043 — — 722,663,043
Chemicals ............................................ 977,583,564 — — 977,583,564
Commercial Services & Supplies ............................. 646,481,966 — — 646,481,966
Communications Equipment ................................ 436,694,272 — — 436,694,272
Construction & Engineering ................................ 695,741,922 — — 695,741,922
Construction Materials .................................... 66,946,300 — — 66,946,300
Consumer Finance ...................................... 319,921,498 — — 319,921,498
Containers & Packaging .................................. 132,265,329 — — 132,265,329
Distributors ........................................... 16,338,287 — — 16,338,287
Diversified Consumer Services .............................. 472,005,893 — — 472,005,893
Diversified Financial Services ............................... 129,807,188 — — 129,807,188
Diversified Telecommunication Services ........................ 306,939,283 — — 306,939,283
Electric Utilities ........................................ 341,903,021 — — 341,903,021
Electrical Equipment ..................................... 670,999,950 — — 670,999,950
Electronic Equipment, Instruments & Components ................. 1,085,876,672 — — 1,085,876,672
Energy Equipment & Services .............................. 766,632,668 — — 766,632,668
Entertainment ......................................... 145,945,788 — — 145,945,788
Equity Real Estate Investment Trusts (REITs) .................... 2,709,248,430 — — 2,709,248,430
Food & Staples Retailing .................................. 269,532,873 — 7 269,532,880
Food Products ......................................... 573,133,178 — — 573,133,178
Gas Utilities ........................................... 586,862,982 — — 586,862,982
Health Care Equipment & Supplies ........................... 1,993,837,774 — — 1,993,837,774
Health Care Providers & Services ............................ 1,512,319,007 — — 1,512,319,007

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 ETF
Schedules of Investments
27
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Health Care Technology .................................. $ 295,403,142 $ — $ — $ 295,403,142
Hotels, Restaurants & Leisure .............................. 1,093,451,123 — — 1,093,451,123
Household Durables ..................................... 705,405,582 — — 705,405,582
Household Products ..................................... 126,818,231 — — 126,818,231
Independent Power and Renewable Electricity Producers ............ 246,005,777 — — 246,005,777
Industrial Conglomerates .................................. 12,173,431 — — 12,173,431
Insurance ............................................ 972,311,183 — — 972,311,183
Interactive Media & Services ............................... 338,649,865 — — 338,649,865
Internet & Direct Marketing Retail ............................ 201,314,850 — — 201,314,850
IT Services ........................................... 1,002,086,634 — — 1,002,086,634
Leisure Products ....................................... 205,121,153 — — 205,121,153
Life Sciences Tools & Services .............................. 339,793,223 — — 339,793,223
Machinery ............................................ 1,717,039,228 — — 1,717,039,228
Marine .............................................. 111,901,381 — — 111,901,381
Media ............................................... 420,681,499 — — 420,681,499
Metals & Mining ........................................ 662,657,627 — — 662,657,627
Mortgage Real Estate Investment Trusts (REITs) .................. 556,143,760 — — 556,143,760
Multiline Retail ......................................... 49,015,091 — — 49,015,091
Multi-Utilities .......................................... 228,979,454 — — 228,979,454
Oil, Gas & Consumable Fuels ............................... 2,144,372,091 — — 2,144,372,091
Paper & Forest Products .................................. 62,809,226 — — 62,809,226
Personal Products ...................................... 338,879,027 — — 338,879,027
Pharmaceuticals ....................................... 827,991,520 — — 827,991,520
Professional Services .................................... 801,544,992 — — 801,544,992
Real Estate Management & Development ....................... 310,466,694 — — 310,466,694
Road & Rail ........................................... 284,887,062 — — 284,887,062
Semiconductors & Semiconductor Equipment .................... 1,124,067,603 — — 1,124,067,603
Software ............................................. 2,299,546,951 — — 2,299,546,951
Specialty Retail ........................................ 1,105,154,525 — — 1,105,154,525
Technology Hardware, Storage & Peripherals .................... 163,457,478 — — 163,457,478
Textiles, Apparel & Luxury Goods ............................ 287,789,315 — — 287,789,315
Thrifts & Mortgage Finance ................................ 694,913,562 — — 694,913,562
Tobacco ............................................. 61,965,683 — — 61,965,683
Trading Companies & Distributors ............................ 711,488,346 — — 711,488,346
Water Utilities ......................................... 215,399,704 — — 215,399,704
Wireless Telecommunication Services ......................... 67,108,608 — — 67,108,608
Rights ................................................ — — 1,576,091 1,576,091
Warrants .............................................. 2,959,534 — — 2,959,534
Short-Term Securities
Money Market Funds ...................................... 6,142,598,210 — — 6,142,598,210
$ 53,625,696,490 $ — $ 1,586,552 $ 53,627,283,042
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (206,339) $ — $ — $ (206,339)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 462,755 $ 18,505,573
AeroVironment , Inc.
(a)(b)
............... 189,990 15,837,566
Cadre Holdings, Inc.
(b)
................ 145,830 3,508,670
Momentus , Inc., Class A
(a)(b)
............ 144,300 197,691
Moog, Inc., Class A ................. 36,877 2,594,297
Redwire Corp.
(a)(b)
................... 58,264 138,668
Rocket Lab USA, Inc.
(a)
............... 1,664,107 6,772,916
Virgin Galactic Holdings, Inc.
(a)(b)
......... 842,051 3,966,060
51,521,441
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)(b)
..... 168,962 4,070,295
Forward Air Corp. .................. 206,401 18,629,754
Radiant Logistics, Inc.
(a)(b)
............. 71,118 404,661
23,104,710
Airlines — 0.2%
(a)
Allegiant Travel Co. ................. 51,197 3,736,357
Frontier Group Holdings, Inc. ........... 285,719 2,771,474
Joby Aviation, Inc., Class A
(b)
........... 1,762,939 7,633,526
Sun Country Airlines Holdings, Inc.
(b)
...... 254,477 3,463,432
17,604,789
Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 43,053 294,052
Dorman Products, Inc.
(a)
.............. 202,879 16,660,423
Fox Factory Holding Corp.
(a)(b)
.......... 325,504 25,740,856
Gentherm , Inc.
(a)
................... 254,508 12,656,683
Holley, Inc.
(a)(b)
..................... 396,811 1,607,085
LCI Industries ..................... 189,917 19,268,979
Luminar Technologies, Inc., Class A
(a)(b)
.... 1,895,240 13,806,823
Patrick Industries, Inc. ............... 14,968 656,197
Solid Power, Inc., Class A
(a)(b)
........... 398,782 2,097,593
Stoneridge, Inc.
(a)(b)
.................. 29,345 497,398
Tenneco, Inc., Class A
(a)(b)
............. 635,116 11,044,667
Visteon Corp.
(a)(b)
................... 213,597 22,654,098
XPEL, Inc.
(a)(b)(c)
.................... 164,913 10,626,994
137,611,848
Automobiles — 0.2%
(a)(b)
Canoo , Inc., Class A ................. 1,085,914 2,036,089
Faraday Future Intelligent Electric, Inc. .... 395,940 251,897
Fisker , Inc., Class A ................. 1,254,790 9,473,664
Mullen Automotive, Inc. ............... 2,587,173 848,075
Workhorse Group, Inc. ............... 1,085,602 3,115,678
15,725,403
Banks — 1.9%
BancFirst Corp. .................... 90,883 8,131,302
Bancorp, Inc. (The)
(a)
................ 236,872 5,206,447
Bank of NT Butterfield & Son Ltd. (The) .... 22,571 732,655
BayCom Corp.
(b)
................... 9,274 163,037
Cadence Bank .................... 77,229 1,962,389
Coastal Financial Corp.
(a)(b)
............ 80,041 3,180,829
Eastern Bankshares , Inc. ............. 250,911 4,927,892
Esquire Financial Holdings, Inc. ......... 45,665 1,714,721
Farmers & Merchants Bancorp, Inc.
(b)
..... 27,796 746,878
First BanCorp ..................... 72,108 986,437
First Financial Bankshares , Inc.
(b)
........ 1,001,320 41,885,216
First Guaranty Bancshares, Inc. ......... 5,871 128,457
Five Star Bancorp .................. 35,214 998,669
FVCBankcorp , Inc.
(a)(b)
............... 13,019 249,574
Glacier Bancorp, Inc. ................ 111,368 5,471,510
HomeTrust Bancshares, Inc. ........... 20,598 455,216
Security
Shares
Shares Value
Banks (continued)
Lakeland Financial Corp. .............. 172,320 $ 12,546,619
Live Oak Bancshares, Inc.
(b)
............ 198,029 6,059,687
Metrocity Bankshares , Inc. ............ 38,538 756,886
Metropolitan Bank Holding Corp.
(a)
....... 5,630 362,347
National Bank Holdings Corp., Class A .... 2,437 90,145
Nicolet Bankshares , Inc.
(a)(b)
............ 12,288 865,567
Pathward Financial, Inc. .............. 62,192 2,049,848
Professional Holding Corp., Class A
(a)(b)
.... 8,151 211,437
ServisFirst Bancshares, Inc.
(b)
.......... 386,738 30,939,040
Silvergate Capital Corp., Class A
(a)(b)
...... 190,516 14,355,381
Stock Yards Bancorp, Inc.
(b)
............ 187,863 12,776,563
Triumph Bancorp, Inc.
(a)(b)
............. 66,935 3,637,917
Veritex Holdings, Inc. ................ 58,161 1,546,501
West BanCorp , Inc. ................. 27,467 571,588
Westamerica BanCorp ............... 50,299 2,630,135
166,340,890
Beverages — 0.9%
Celsius Holdings, Inc.
(a)(b)
.............. 427,322 38,749,559
Coca-Cola Consolidated, Inc. ........... 36,057 14,845,749
Duckhorn Portfolio, Inc. (The)
(a)
......... 288,475 4,162,694
MGP Ingredients, Inc.
(b)
............... 108,277 11,494,686
National Beverage Corp. .............. 183,862 7,086,042
Vintage Wine Estates, Inc.
(a)(b)
.......... 31,068 86,058
Vita Coco Co., Inc. (The)
(a)(b)
........... 214,028 2,437,779
78,862,567
Biotechnology — 10.0%
(a)
Aadi Bioscience, Inc.
(b)
............... 108,356 1,531,070
ACADIA Pharmaceuticals, Inc. .......... 923,394 15,106,726
ADMA Biologics, Inc. ................ 653,149 1,587,152
Affimed NV
(b)
...................... 1,038,644 2,139,607
Agenus, Inc.
(b)
..................... 2,173,173 4,455,005
Akero Therapeutics, Inc.
(b)
............. 16,313 555,458
Albireo Pharma, Inc.
(b)
................ 135,875 2,630,540
Alector , Inc.
(b)
..................... 483,427 4,573,219
Alkermes plc ...................... 1,255,560 28,036,655
Alpine Immune Sciences, Inc.
(b)
......... 51,962 374,126
Amicus Therapeutics, Inc.
(b)
............ 2,124,448 22,179,237
Anavex Life Sciences Corp.
(b)
........... 529,248 5,461,839
Apellis Pharmaceuticals, Inc.
(b)
.......... 721,490 49,277,767
Arbutus Biopharma Corp.
(b)
............ 464,348 886,905
Arcturus Therapeutics Holdings, Inc.
(b)
..... 163,691 2,425,901
Arcutis Biotherapeutics , Inc.
(b)
.......... 315,091 6,021,389
Arrowhead Pharmaceuticals, Inc.
(b)
....... 792,594 26,195,232
Atara Biotherapeutics , Inc.
(b)
........... 59,053 223,220
Aura Biosciences, Inc.
(b)
.............. 137,743 2,495,903
Aurinia Pharmaceuticals, Inc.
(b)
.......... 1,033,693 7,773,371
Avid Bioservices , Inc.
(b)
............... 471,454 9,014,201
Beam Therapeutics, Inc.
(b)
............. 488,112 23,253,656
BioCryst Pharmaceuticals, Inc.
(b)
......... 982,616 12,380,962
Biohaven Pharmaceutical Holding Co. Ltd. .. 301,787 45,621,141
Blueprint Medicines Corp.
(b)
............ 460,133 30,318,163
Bridgebio Pharma, Inc.
(b)
.............. 498,232 4,952,426
CareDx , Inc.
(b)
..................... 394,382 6,712,382
Catalyst Pharmaceuticals, Inc.
(b)
......... 734,472 9,423,276
Celldex Therapeutics, Inc.
(b)
............ 73,801 2,074,546
Celularity , Inc., Class A
(b)
.............. 505,762 1,168,310
Cerevel Therapeutics Holdings, Inc.
(b)
..... 416,684 11,775,490
ChemoCentryx , Inc. ................. 360,013 18,598,272
Chimerix , Inc. ..................... 428,707 827,405
Coherus Biosciences, Inc.
(b)
............ 567,789 5,456,452
Crinetics Pharmaceuticals, Inc.
(b)
........ 58,551 1,149,942
CTI BioPharma Corp.
(b)
............... 144,083 838,563
Cytokinetics, Inc.
(b)
.................. 570,124 27,622,508

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Deciphera Pharmaceuticals, Inc.
(b)
....... 98,704 $ 1,826,024
Denali Therapeutics, Inc.
(b)
............ 758,102 23,266,150
Dynavax Technologies Corp.
(b)
.......... 912,142 9,522,762
Eagle Pharmaceuticals, Inc. ........... 81,456 2,152,068
Eiger BioPharmaceuticals , Inc.
(b)
......... 284,784 2,144,424
Enanta Pharmaceuticals, Inc. ........... 17,233 893,876
Fate Therapeutics, Inc.
(b)
.............. 640,923 14,363,084
FibroGen , Inc.
(b)
.................... 598,354 7,784,586
Foghorn Therapeutics, Inc.
(b)
........... 155,042 1,330,260
Geron Corp.
(b)
..................... 1,934,203 4,526,035
Global Blood Therapeutics, Inc. ......... 496,961 33,843,044
Gossamer Bio, Inc.
(b)
................ 487,728 5,842,981
GreenLight Biosciences Holdings PBC
(b)
... 532,145 1,234,576
Halozyme Therapeutics, Inc.
(b)
.......... 1,044,082 41,283,002
Heron Therapeutics, Inc.
(b)
............. 784,355 3,309,978
HilleVax , Inc.
(b)
..................... 16,358 279,558
Humacyte , Inc.
(b)
................... 132,250 431,135
IGM Biosciences, Inc.
(b)
............... 62,381 1,418,544
Imago Biosciences, Inc.
(b)
............. 119,048 1,791,672
ImmunityBio , Inc.
(b)
.................. 494,533 2,457,829
ImmunoGen , Inc. ................... 813,153 3,886,871
Inhibrx , Inc.
(b)
..................... 225,332 4,044,709
Insmed , Inc.
(b)
..................... 917,028 19,752,783
Intellia Therapeutics, Inc.
(b)
............ 380,421 21,288,359
Intercept Pharmaceuticals, Inc.
(b)
........ 187,323 2,613,156
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 1,057,742 10,958,207
IVERIC bio, Inc.
(b)
................... 911,090 16,344,955
Karuna Therapeutics, Inc. ............. 229,737 51,674,743
Karyopharm Therapeutics, Inc.
(b)
........ 598,862 3,269,787
Keros Therapeutics, Inc. .............. 131,063 4,930,590
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 227,325 2,918,853
Krystal Biotech, Inc.
(b)
................ 54,294 3,784,292
Lexicon Pharmaceuticals, Inc.
(b)
......... 243,174 583,618
Ligand Pharmaceuticals, Inc. ........... 14,035 1,208,554
Madrigal Pharmaceuticals, Inc.
(b)
........ 98,807 6,421,467
MannKind Corp.
(b)
.................. 208,740 645,007
MeiraGTx Holdings plc ............... 15,564 130,893
Mirum Pharmaceuticals, Inc.
(b)
.......... 139,256 2,925,769
Morphic Holding, Inc.
(b)
............... 168,778 4,776,417
Ocugen , Inc.
(b)
..................... 1,633,799 2,908,162
Organogenesis Holdings, Inc., Class A
(b)
... 545,063 1,766,004
Outlook Therapeutics, Inc.
(b)
............ 910,977 1,111,392
PepGen , Inc.
(b)
.................... 14,366 130,443
Point Biopharma Global, Inc.
(b)
.......... 539,794 4,172,608
Praxis Precision Medicines, Inc.
(b)
........ 34,225 77,691
Precigen , Inc. ..................... 659,070 1,397,228
Prometheus Biosciences, Inc.
(b)
......... 235,215 13,880,037
Prothena Corp. plc .................. 271,983 16,490,329
PTC Therapeutics, Inc.
(b)
.............. 408,442 20,503,788
Rallybio Corp.
(b)
.................... 90,722 1,312,747
RAPT Therapeutics, Inc.
(b)
............. 138,265 3,326,656
Recursion Pharmaceuticals, Inc., Class A
(b)
. 93,341 993,148
Relay Therapeutics, Inc.
(b)
............. 46,962 1,050,540
REVOLUTION Medicines, Inc. .......... 81,969 1,616,429
Rigel Pharmaceuticals, Inc.
(b)
........... 1,360,510 1,605,402
Sangamo Therapeutics, Inc.
(b)
.......... 48,725 238,753
Seres Therapeutics, Inc.
(b)
............. 536,979 3,447,405
Sorrento Therapeutics, Inc.
(b)
........... 426,589 669,745
SpringWorks Therapeutics, Inc. ......... 52,759 1,505,214
Syndax Pharmaceuticals, Inc.
(b)
......... 95,419 2,292,919
TG Therapeutics, Inc.
(b)
............... 1,030,077 6,098,056
Travere Therapeutics, Inc. ............. 425,190 10,476,682
Twist Bioscience Corp. ............... 300,110 10,575,876
Vaxart , Inc.
(b)
...................... 199,411 434,716
Vaxcyte , Inc.
(b)
..................... 414,537 9,948,888
Security
Shares
Shares Value
Biotechnology (continued)
Vera Therapeutics, Inc., Class A
(b)
........ 96,111 $ 2,048,125
Vericel Corp.
(b)
..................... 364,872 8,465,030
Verve Therapeutics, Inc.
(b)
............. 52,706 1,810,451
Viridian Therapeutics, Inc.
(b)
............ 148,832 3,052,544
VistaGen Therapeutics, Inc.
(b)
........... 1,188,876 180,828
Y- mAbs Therapeutics, Inc.
(b)
............ 285,108 4,111,257
Zentalis Pharmaceuticals, Inc.
(b)
......... 343,198 7,433,669
862,111,397
Building Products — 1.8%
AAON, Inc.
(b)
...................... 339,116 18,271,570
American Woodmark Corp.
(a)
........... 5,421 237,765
Apogee Enterprises, Inc. .............. 173,143 6,617,525
CSW Industrials, Inc. ................ 113,360 13,580,528
Griffon Corp. ...................... 180,425 5,326,146
Insteel Industries, Inc. ................ 145,279 3,854,252
Janus International Group, Inc.
(a)(b)
....... 632,127 5,638,573
JELD-WEN Holding, Inc.
(a)(b)
............ 235,088 2,057,020
Masonite International Corp.
(a)(b)
......... 171,323 12,213,617
PGT Innovations, Inc.
(a)
............... 445,256 9,332,566
Simpson Manufacturing Co., Inc. ........ 334,103 26,193,675
UFP Industries, Inc. ................. 402,969 29,078,243
Zurn Elkay Water Solutions Corp.
(b)
....... 955,610 23,412,445
155,813,925
Capital Markets — 2.1%
Artisan Partners Asset Management, Inc.,
Class A ....................... 299,810 8,073,883
Associated Capital Group, Inc., Class A .... 3,068 112,780
B Riley Financial, Inc. ................ 157,720 7,021,694
Blucora , Inc.
(a)(b)
.................... 366,162 7,081,573
Brightsphere Investment Group, Inc. ...... 231,039 3,444,792
Cohen & Steers, Inc. ................ 196,195 12,287,693
Diamond Hill Investment Group, Inc. ...... 23,568 3,888,720
Donnelley Financial Solutions, Inc.
(a)(b)
..... 12,219 451,736
Federated Hermes, Inc., Class B ........ 656,562 21,745,333
Focus Financial Partners, Inc., Class A
(a)(b)
.. 441,305 13,905,521
GAMCO Investors, Inc., Class A ......... 36,353 619,819
GCM Grosvenor, Inc., Class A .......... 274,045 2,162,215
Hamilton Lane, Inc., Class A ........... 271,998 16,213,801
Houlihan Lokey , Inc., Class A ........... 385,272 29,041,803
Manning & Napier, Inc., Class A ......... 46,444 569,868
MarketWise , Inc., Class A
(a)
............ 52,216 119,053
Moelis & Co., Class A ................ 244,881 8,279,427
Open Lending Corp., Class A
(a)(b)
........ 811,295 6,522,812
Perella Weinberg Partners, Class A ....... 296,203 1,874,965
PJT Partners, Inc., Class A
(b)
........... 181,792 12,147,341
Pzena Investment Management, Inc., Class A 129,925 1,231,689
Sculptor Capital Management, Inc., Class A . 98,574 871,394
Silvercrest Asset Management Group, Inc.,
Class A ....................... 70,395 1,150,958
StepStone Group, Inc., Class A ......... 406,472 9,962,629
StoneX Group, Inc.
(a)
................ 11,594 961,606
Value Line, Inc. .................... 6,871 301,637
Victory Capital Holdings, Inc., Class A ..... 36,139 842,400
Virtus Investment Partners, Inc. ......... 5,398 861,089
WisdomTree Investments, Inc. .......... 1,055,936 4,941,780
176,690,011
Chemicals — 2.7%
AdvanSix , Inc. ..................... 71,019 2,279,710
American Vanguard Corp.
(b)
............ 197,200 3,687,640
Amyris , Inc.
(a)(b)
.................... 189,005 551,895
Aspen Aerogels, Inc.
(a)(b)
.............. 235,181 2,168,369
Avient Corp. ...................... 512,842 15,539,113
Balchem Corp. .................... 246,024 29,911,598

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Cabot Corp. ...................... 427,633 $ 27,321,472
Chase Corp. ...................... 15,983 1,335,699
Diversey Holdings Ltd.
(a)(b)
............. 597,035 2,901,590
Hawkins, Inc. ..................... 91,372 3,562,594
HB Fuller Co. ..................... 353,181 21,226,178
Ingevity Corp.
(a)(b)
................... 294,544 17,858,203
Innospec , Inc. ..................... 163,381 13,996,850
Kronos Worldwide, Inc. ............... 174,241 1,627,411
Livent Corp.
(a)(b)
.................... 1,246,503 38,205,317
LSB Industries, Inc.
(a)(b)
............... 244,497 3,484,082
Mativ Holdings, Inc. ................. 28,684 633,343
Origin Materials, Inc., Class A
(a)(b)
........ 496,067 2,559,706
Orion Engineered Carbons SA
(b)
......... 463,683 6,190,168
PureCycle Technologies, Inc.
(a)(b)
......... 644,397 5,200,284
Quaker Chemical Corp.
(b)
............. 68,732 9,923,526
Sensient Technologies Corp. ........... 307,143 21,297,296
Stepan Co. ....................... 18,478 1,730,834
233,192,878
Commercial Services & Supplies — 1.1%
ACV Auctions, Inc., Class A
(a)(b)
.......... 432,974 3,113,083
Aris Water Solution, Inc., Class A ........ 175,162 2,235,067
Brady Corp., Class A, NVS ............ 277,388 11,575,401
Brink's Co. (The) ................... 356,428 17,265,372
Casella Waste Systems, Inc., Class A
(a)
.... 385,634 29,458,581
Cimpress plc
(a)(b)
................... 134,967 3,303,992
Healthcare Services Group, Inc. ......... 276,728 3,345,642
HNI Corp. ........................ 321,023 8,510,320
Interface, Inc. ..................... 367,476 3,303,609
Li-Cycle Holdings Corp.
(a)(b)
............ 397,266 2,113,455
Montrose Environmental Group, Inc.
(a)(b)
.... 212,510 7,150,962
Pitney Bowes, Inc. .................. 556,049 1,295,594
SP Plus Corp.
(a)(b)
................... 180,293 5,646,777
98,317,855
Communications Equipment — 1.3%
ADTRAN Holdings, Inc. .............. 492,852 9,650,042
Calix, Inc.
(a)
....................... 344,511 21,063,403
Cambium Networks Corp.
(a)(b)
........... 90,900 1,538,028
Casa Systems, Inc.
(a)(b)
............... 275,910 863,598
Clearfield, Inc.
(a)(b)
................... 88,940 9,306,682
CommScope Holding Co., Inc.
(a)(b)
........ 1,581,019 14,561,185
Digi International, Inc.
(a)
............... 92,620 3,201,873
DZS, Inc.
(a)(b)
...................... 140,365 1,586,125
Extreme Networks, Inc.
(a)
.............. 973,817 12,727,788
Harmonic, Inc.
(a)(b)
.................. 716,814 9,368,759
Infinera Corp.
(a)(b)
................... 1,478,422 7,155,562
Inseego Corp.
(a)(b)
................... 143,387 296,811
Ondas Holdings, Inc.
(a)(b)
.............. 276,764 1,024,027
Viavi Solutions, Inc.
(a)(b)
............... 1,769,062 23,086,259
115,430,142
Construction & Engineering — 2.0%
Ameresco , Inc., Class A
(a)(b)
............ 247,635 16,462,775
Comfort Systems USA, Inc. ............ 272,464 26,518,921
Construction Partners, Inc., Class A
(a)(b)
.... 308,332 8,087,548
Dycom Industries, Inc.
(a)
.............. 221,686 21,177,664
EMCOR Group, Inc. ................. 376,348 43,460,667
Fluor Corp.
(a)(b)
..................... 998,156 24,844,103
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 128,705 975,584
IES Holdings, Inc.
(a)
................. 44,968 1,242,016
Infrastructure and Energy Alternatives, Inc.
(a)
236,920 3,207,897
MYR Group, Inc.
(a)
.................. 127,117 10,770,623
Northwest Pipe Co.
(a)(b)
............... 15,478 434,932
NV5 Global, Inc.
(a)
.................. 104,164 12,897,587
Primoris Services Corp. .............. 23,045 374,481
Security
Shares
Shares Value
Construction & Engineering (continued)
Sterling Infrastructure, Inc.
(a)(b)
.......... 188,537 $ 4,047,889
174,502,687
Construction Materials — 0.0%
United States Lime & Minerals, Inc.
(b)
..... 13,222 1,351,288
Consumer Finance — 0.2%
Atlanticus Holdings Corp.
(a)(b)
........... 19,939 523,000
Curo Group Holdings Corp. ............ 131,530 527,435
FirstCash Holdings, Inc.
(b)
............. 148,452 10,888,954
Green Dot Corp., Class A
(a)
............ 37,058 703,361
LendingClub Corp.
(a)(b)
................ 39,807 439,867
LendingTree , Inc.
(a)(b)
................ 80,517 1,921,136
Moneylion , Inc., Class A
(a)(b)
............ 114,970 102,622
NerdWallet , Inc., Class A
(a)(b)
........... 200,862 1,781,646
PROG Holdings, Inc.
(a)
............... 59,826 896,194
World Acceptance Corp.
(a)(b)
............ 20,629 1,997,300
19,781,515
Containers & Packaging — 0.2%
Greif, Inc., Class A, NVS .............. 29,651 1,766,310
Greif, Inc., Class B .................. 5,574 338,899
Myers Industries, Inc. ................ 286,162 4,713,088
O-I Glass, Inc.
(a)(b)
................... 969,586 12,556,139
19,374,436
Distributors — 0.1%
Funko , Inc., Class A
(a)(b)
............... 244,392 4,941,606
Diversified Consumer Services — 1.0%
(b)
Beachbody Co., Inc. (The), Class A
(a)
..... 79,266 80,059
Carriage Services, Inc. ............... 104,177 3,350,332
Chegg , Inc.
(a)
...................... 955,951 20,141,888
Coursera, Inc.
(a)
.................... 875,486 9,437,739
Duolingo , Inc., Class A
(a)
.............. 180,445 17,183,777
European Wax Center, Inc., Class A ...... 173,794 3,206,499
Nerdy, Inc., Class A
(a)
................ 411,043 867,301
OneSpaWorld Holdings Ltd.
(a)
.......... 501,727 4,214,507
PowerSchool Holdings, Inc., Class A
(a)
..... 120,998 2,019,457
Rover Group, Inc., Class A
(a)
........... 682,072 2,278,120
Stride, Inc.
(a)
...................... 313,728 13,185,988
Udemy , Inc.
(a)
..................... 554,030 6,698,223
Universal Technical Institute, Inc.
(a)
....... 253,021 1,376,434
Vivint Smart Home, Inc., Class A
(a)
....... 180,600 1,188,348
85,228,672
Diversified Telecommunication Services — 0.8%
Anterix , Inc.
(a)(b)
.................... 42,683 1,524,637
Bandwidth, Inc., Class A
(a)
............. 37,818 450,034
Charge Enterprises, Inc.
(a)(b)
............ 999,175 1,758,548
Cogent Communications Holdings, Inc. .... 180,710 9,425,834
Consolidated Communications Holdings, Inc.
(a)
52,506 218,425
Globalstar , Inc.
(a)(b)
.................. 4,444,477 7,066,718
IDT Corp., Class B
(a)
................. 80,529 1,999,535
Iridium Communications, Inc.
(a)
.......... 983,478 43,636,919
Ooma , Inc.
(a)(b)
..................... 180,013 2,214,160
Starry Group Holdings, Inc., Class A
(a)(b)
.... 177,493 264,464
68,559,274
Electric Utilities — 0.2%
MGE Energy, Inc. ................... 122,782 8,058,183
Otter Tail Corp.
(b)
................... 144,518 8,890,747
Via Renewables, Inc., Class A .......... 103,736 716,816
17,665,746
Electrical Equipment — 2.1%
Allied Motion Technologies, Inc.
(b)
........ 93,122 2,665,152
Array Technologies, Inc.
(a)(b)
............ 1,158,040 19,200,303

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Atkore , Inc.
(a)(b)
..................... 316,565 $ 24,631,923
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 462,329 2,949,659
Blink Charging Co.
(a)(b)
................ 276,481 4,899,243
Bloom Energy Corp., Class A
(a)(b)
........ 1,351,680 27,020,083
Energy Vault Holdings, Inc.
(a)(b)
.......... 485,430 2,563,070
EnerSys ......................... 36,929 2,148,160
Enovix Corp.
(a)(b)
.................... 836,160 15,330,994
ESS Tech, Inc.
(a)(b)
.................. 553,829 2,265,161
Fluence Energy, Inc., Class A
(a)(b)
........ 278,627 4,065,168
FTC Solar, Inc.
(a)(b)
.................. 315,848 934,910
FuelCell Energy, Inc.
(a)(b)
.............. 2,172,744 7,409,057
GrafTech International Ltd. ............ 1,492,825 6,434,076
Heliogen , Inc.
(a)(b)
................... 687,559 1,278,860
Shoals Technologies Group, Inc., Class A
(a)(b)
858,281 18,495,955
Stem, Inc.
(a)(b)
..................... 1,047,984 13,980,106
SunPower Corp.
(a)(b)
................. 629,889 14,512,643
TPI Composites, Inc.
(a)(b)
.............. 282,003 3,180,994
Vicor Corp.
(a)(b)
..................... 170,142 10,062,198
184,027,715
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.
(a)(b)
................. 38,448 632,470
Advanced Energy Industries, Inc.
(b)
....... 289,978 22,447,197
Aeva Technologies, Inc.
(a)
............. 49,095 91,808
AEye , Inc., Class A
(a)(b)
............... 213,415 236,891
Akoustis Technologies, Inc.
(a)(b)
.......... 388,016 1,152,407
Arlo Technologies, Inc.
(a)
.............. 669,771 3,107,737
Badger Meter, Inc. .................. 225,564 20,839,858
Belden, Inc.
(b)
..................... 176,960 10,621,139
Cepton , Inc.
(a)(b)
.................... 265,431 520,245
CTS Corp. ....................... 246,422 10,263,476
ePlus , Inc.
(a)
...................... 156,894 6,517,377
Fabrinet
(a)
........................ 284,631 27,168,029
FARO Technologies, Inc.
(a)(b)
........... 12,061 330,954
Focus Universal, Inc.
(a)(b)
.............. 136,988 1,284,947
Identiv , Inc.
(a)(b)
..................... 166,607 2,089,252
Insight Enterprises, Inc.
(a)(b)
............ 205,953 16,972,587
Itron , Inc.
(a)
....................... 28,344 1,193,566
Lightwave Logic, Inc.
(a)(b)
.............. 857,771 6,296,039
MicroVision , Inc.
(a)(b)
................. 1,267,870 4,577,011
Napco Security Technologies, Inc.
(a)(b)
..... 226,897 6,598,165
Novanta , Inc.
(a)(b)
................... 274,129 31,703,019
OSI Systems, Inc.
(a)
................. 13,539 975,620
PAR Technology Corp.
(a)(b)
............. 76,072 2,246,406
Plexus Corp.
(a)
..................... 181,508 15,892,840
Rogers Corp.
(a)
.................... 144,486 34,948,274
SmartRent , Inc., Class A
(a)
............. 944,961 2,145,061
230,852,375
Energy Equipment & Services — 1.8%
Borr Drilling Ltd.
(a)(b)
................. 683,125 2,267,975
Cactus, Inc., Class A
(b)
............... 454,205 17,455,098
ChampionX Corp. .................. 1,575,126 30,825,216
DMC Global, Inc.
(a)
.................. 38,821 620,360
Liberty Energy, Inc., Class A
(a)(b)
......... 1,098,097 13,923,870
Nabors Industries Ltd.
(a)
.............. 61,209 6,209,653
NexTier Oilfield Solutions, Inc.
(a)
......... 1,360,004 10,064,030
Noble Corp. plc
(a)(b)
.................. 102,920 3,044,374
Oceaneering International, Inc.
(a)
........ 696,921 5,547,491
Patterson-UTI Energy, Inc. ............ 1,114,408 13,016,285
ProFrac Holding Corp., Class A
(a)
........ 45,328 689,439
RPC, Inc.
(b)
....................... 580,411 4,022,248
Solaris Oilfield Infrastructure, Inc., Class A .. 251,520 2,354,227
TETRA Technologies, Inc.
(a)(b)
........... 969,346 3,479,952
US Silica Holdings, Inc.
(a)
............. 85,870 940,277
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Valaris Ltd.
(a)(b)
..................... 468,500 $ 22,928,390
Weatherford International plc
(a)(b)
......... 538,446 17,386,421
154,775,306
Entertainment — 0.3%
(a)
Cinemark Holdings, Inc.
(b)
............. 661,375 8,009,251
IMAX Corp. ....................... 220,769 3,117,258
Liberty Media Corp.-Liberty Braves, Class A
(b)
79,571 2,239,924
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(b)
........................ 294,568 8,100,620
Playstudios , Inc., Class A
(b)
............ 317,227 1,107,122
Reservoir Media, Inc.
(b)
............... 145,196 708,557
23,282,732
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexander's, Inc. ................... 17,575 3,672,472
Bluerock Residential Growth REIT, Inc. .... 79,419 2,124,458
CareTrust REIT, Inc. ................. 65,162 1,180,084
CBL & Associates Properties, Inc. ........ 37,221 953,230
Clipper Realty, Inc. .................. 105,361 734,366
Community Healthcare Trust, Inc. ........ 106,653 3,492,886
Corporate Office Properties Trust ........ 112,523 2,613,909
Essential Properties Realty Trust, Inc. ..... 99,047 1,926,464
Four Corners Property Trust, Inc. ........ 54,930 1,328,757
Gladstone Commercial Corp. ........... 283,643 4,396,467
Gladstone Land Corp.
(b)
.............. 135,505 2,452,641
Hersha Hospitality Trust, Class A ........ 17,711 141,334
Industrial Logistics Properties Trust ....... 29,984 164,912
Innovative Industrial Properties, Inc. ...... 213,811 18,922,273
NexPoint Residential Trust, Inc. ......... 168,619 7,791,884
Outfront Media, Inc. ................. 1,130,329 17,169,698
Phillips Edison & Co., Inc. ............. 908,145 25,473,467
Postal Realty Trust, Inc., Class A ........ 88,203 1,293,938
PotlatchDeltic Corp. ................. 62,084 2,547,927
Safehold , Inc. ..................... 106,455 2,816,799
Saul Centers, Inc. .................. 86,346 3,237,975
Tanger Factory Outlet Centers, Inc.
(b)
...... 790,912 10,819,676
UMH Properties, Inc. ................ 324,074 5,233,795
Universal Health Realty Income Trust ..... 102,598 4,433,260
124,922,672
Food & Staples Retailing — 0.4%
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 185,550 5,375,383
Fresh Market, Inc. (The), NVS
(a)(d)
........ 311,573 3
Natural Grocers by Vitamin Cottage, Inc. ... 62,289 672,098
PriceSmart , Inc.
(b)
................... 120,325 6,929,517
Rite Aid Corp.
(a)
.................... 197,456 977,407
Sprouts Farmers Market, Inc.
(a)(b)
........ 831,728 23,080,452
United Natural Foods, Inc.
(a)
............ 33,588 1,154,420
38,189,280
Food Products — 1.3%
Benson Hill, Inc.
(a)(b)
................. 651,508 1,785,132
Beyond Meat, Inc.
(a)(b)
................ 471,481 6,680,886
BRC, Inc., Class A
(a)(b)
................ 201,727 1,559,350
Calavo Growers, Inc. ................ 135,355 4,297,521
Cal-Maine Foods, Inc. ................ 269,503 14,981,672
J & J Snack Foods Corp.
(b)
............ 118,000 15,277,460
John B Sanfilippo & Son, Inc. ........... 43,636 3,304,554
Lancaster Colony Corp. .............. 126,769 19,050,845
Local Bounti Corp.
(a)(b)
................ 315,651 896,449
Mission Produce, Inc.
(a)(b)
.............. 39,283 568,032
Simply Good Foods Co. (The)
(a)
......... 696,174 22,270,606
Sovos Brands, Inc.
(a)(b)
............... 204,948 2,918,460
SunOpta , Inc.
(a)(b)
................... 701,717 6,385,625
Tattooed Chef, Inc., Class A
(a)(b)
......... 364,745 1,816,430

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Tootsie Roll Industries, Inc. ............ 109,081 $ 3,630,216
Utz Brands, Inc., Class A
(b)
............ 444,870 6,717,537
Vital Farms, Inc.
(a)
.................. 236,460 2,830,426
114,971,201
Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A .... 754,447 30,705,993
New Jersey Resources Corp. ........... 65,395 2,530,786
Southwest Gas Holdings, Inc. .......... 49,484 3,451,509
36,688,288
Health Care Equipment & Supplies — 7.1%
Alphatec Holdings, Inc.
(a)(b)
............. 497,984 4,352,380
Artivion , Inc.
(a)(b)
.................... 258,337 3,575,384
AtriCure , Inc.
(a)(b)
................... 227,131 8,880,822
Atrion Corp. ...................... 10,802 6,103,130
AxoGen , Inc.
(a)(b)
................... 311,444 3,712,412
Axonics , Inc.
(a)(b)
.................... 376,714 26,535,734
BioLife Solutions, Inc.
(a)(b)
.............. 18,243 415,028
Cardiovascular Systems, Inc.
(a)
.......... 168,588 2,336,630
Cerus Corp.
(a)(b)
.................... 1,349,906 4,859,662
CONMED Corp.
(b)
.................. 223,927 17,952,228
CryoPort , Inc.
(a)(b)
................... 274,683 6,691,278
Cutera , Inc.
(a)(b)
.................... 127,039 5,792,978
Embecta Corp. .................... 386,963 11,140,665
Figs, Inc., Class A
(a)(b)
................ 833,715 6,878,149
Glaukos Corp.
(a)
.................... 351,981 18,739,468
Haemonetics Corp.
(a)(b)
............... 390,571 28,913,971
Heska Corp.
(a)(b)
.................... 75,099 5,476,219
Inari Medical, Inc.
(a)(b)
................ 338,166 24,564,378
Inogen , Inc.
(a)
..................... 10,482 254,503
Inspire Medical Systems, Inc.
(a)(b)
........ 217,193 38,523,522
iRadimed Corp. .................... 55,855 1,679,001
iRhythm Technologies, Inc.
(a)(b)
.......... 229,564 28,759,778
Lantheus Holdings, Inc.
(a)
............. 525,599 36,965,378
LeMaitre Vascular, Inc. ............... 154,280 7,818,910
LivaNova plc
(a)(b)
.................... 316,327 16,059,922
Meridian Bioscience, Inc.
(a)
............ 333,208 10,506,048
Merit Medical Systems, Inc.
(a)
........... 370,947 20,962,215
Mesa Laboratories, Inc.
(b)
............. 39,356 5,542,505
Nano-X Imaging Ltd.
(a)(b)
.............. 34,668 397,642
Neogen Corp.
(a)
.................... 767,168 10,717,337
Nevro Corp.
(a)(b)
.................... 270,091 12,586,241
NuVasive , Inc.
(a)
.................... 403,888 17,694,333
Omnicell , Inc.
(a)(b)
................... 338,122 29,426,758
OrthoPediatrics Corp.
(a)(b)
.............. 115,310 5,320,403
Outset Medical, Inc.
(a)(b)
............... 367,006 5,846,406
Owlet, Inc., Class A
(a)(b)
............... 132,645 141,930
Paragon 28, Inc.
(a)(b)
................. 355,763 6,339,697
PROCEPT BioRobotics Corp.
(a)(b)
........ 195,812 8,118,366
Pulmonx Corp.
(a)(b)
.................. 264,302 4,403,271
RxSight , Inc.
(a)
..................... 146,041 1,752,492
Senseonics Holdings, Inc.
(a)(b)
........... 3,539,201 4,671,745
Shockwave Medical, Inc.
(a)(b)
........... 273,903 76,164,207
SI-BONE, Inc.
(a)(b)
................... 259,435 4,529,735
Sight Sciences, Inc.
(a)(b)
............... 24,784 157,378
Silk Road Medical, Inc.
(a)(b)
............. 266,984 12,014,280
STAAR Surgical Co.
(a)(b)
............... 368,555 26,001,555
Surmodics , Inc.
(a)
................... 108,282 3,291,773
Tactile Systems Technology, Inc.
(a)
....... 55,867 435,204
Tenon Medical, Inc.
(a)(b)
............... 78,725 103,130
TransMedics Group, Inc.
(a)(b)
............ 234,816 9,801,220
Treace Medical Concepts, Inc.
(a)(b)
........ 257,164 5,675,610
UFP Technologies, Inc.
(a)(b)
............. 53,058 4,554,499
Utah Medical Products, Inc. ............ 25,147 2,145,291
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Vicarious Surgical, Inc., Class A
(a)(b)
....... 412,801 $ 1,382,883
ViewRay , Inc.
(a)(b)
................... 1,011,026 3,680,135
Zynex , Inc. ....................... 173,338 1,572,176
612,917,995
Health Care Providers & Services — 4.4%
23andMe Holding Co., Class A
(a)(b)
....... 849,445 2,429,413
Addus HomeCare Corp.
(a)
............. 48,021 4,573,520
Agiliti , Inc.
(a)(b)
..................... 216,349 3,095,954
AirSculpt Technologies, Inc. ............ 97,649 627,883
Alignment Healthcare, Inc.
(a)(b)
.......... 651,372 7,712,244
AMN Healthcare Services, Inc.
(a)
......... 333,115 35,296,865
Apollo Medical Holdings, Inc.
(a)(b)
......... 300,016 11,700,624
Cano Health, Inc., Class A
(a)(b)
.......... 1,249,898 10,836,616
Clover Health Investments Corp.
(a)(b)
...... 2,974,254 5,056,232
CorVel Corp.
(a)(b)
.................... 69,048 9,558,315
Cross Country Healthcare, Inc.
(a)(b)
....... 36,362 1,031,590
DocGo , Inc.
(a)(b)
.................... 625,598 6,205,932
Ensign Group, Inc. (The) .............. 416,078 33,078,201
Hanger, Inc.
(a)
..................... 292,847 5,482,096
HealthEquity , Inc.
(a)(b)
................ 638,649 42,898,053
Hims & Hers Health, Inc., Class A
(a)(b)
..... 796,894 4,446,669
Innovage Holding Corp.
(a)(b)
............ 37,571 220,918
Joint Corp. (The)
(a)
.................. 106,645 1,675,393
LHC Group, Inc.
(a)
.................. 229,870 37,620,524
LifeStance Health Group, Inc.
(a)(b)
........ 32,658 216,196
ModivCare , Inc.
(a)
................... 29,991 2,989,503
National Research Corp. .............. 111,189 4,425,322
Oncology Institute, Inc. (The)
(a)(b)
......... 255,783 1,184,275
Option Care Health, Inc.
(a)(b)
............ 1,202,278 37,835,689
Owens & Minor, Inc. ................. 66,953 1,613,567
P3 Health Partners, Inc., Class A
(a)(b)
...... 120,678 557,532
Patterson Cos., Inc. ................. 528,999 12,706,556
Pennant Group, Inc. (The)
(a)(b)
.......... 197,679 2,057,838
PetIQ , Inc., Class A
(a)(b)
............... 168,274 1,161,091
Privia Health Group, Inc.
(a)(b)
............ 343,003 11,682,682
Progyny , Inc.
(a)(b)
................... 575,484 21,327,437
R1 RCM, Inc.
(a)(b)
................... 1,159,000 21,476,270
RadNet , Inc.
(a)(b)
.................... 380,951 7,752,353
Select Medical Holdings Corp. .......... 678,775 15,000,928
Surgery Partners, Inc.
(a)(b)
............. 269,323 6,302,158
US Physical Therapy, Inc. ............. 99,168 7,538,751
379,375,190
Health Care Technology — 0.6%
Babylon Holdings Ltd., Class A
(a)(b)
....... 783,101 369,859
Evolent Health, Inc., Class A
(a)
.......... 629,414 22,614,845
HealthStream , Inc.
(a)
................. 16,947 360,293
NextGen Healthcare, Inc.
(a)(b)
........... 209,285 3,704,345
Nutex Health, Inc.
(a)(b)
................ 308,880 463,320
OptimizeRx Corp.
(a)
................. 135,293 2,005,042
Pear Therapeutics, Inc., Class A
(a)(b)
...... 194,934 397,665
Phreesia , Inc.
(a)(b)
................... 179,335 4,569,456
Schrodinger, Inc.
(a)(b)
................. 415,558 10,380,639
Simulations Plus, Inc.
(b)
............... 121,652 5,904,988
50,770,452
Hotels, Restaurants & Leisure — 3.1%
Accel Entertainment, Inc., Class A
(a)(b)
..... 454,985 3,553,433
Bloomin ' Brands, Inc. ................ 491,414 9,007,619
Bluegreen Vacations Holding Corp. ....... 9,586 158,361
Brinker International, Inc.
(a)(b)
........... 299,673 7,485,832
Century Casinos, Inc.
(a)(b)
.............. 162,893 1,068,578
Cheesecake Factory, Inc. (The) ......... 380,675 11,146,164
Cracker Barrel Old Country Store, Inc. ..... 175,294 16,228,719
Dave & Buster's Entertainment, Inc.
(a)
..... 330,068 10,242,010

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Denny's Corp.
(a)(b)
................... 314,523 $ 2,959,661
Dine Brands Global, Inc. .............. 99,803 6,343,479
Everi Holdings, Inc.
(a)(b)
............... 354,989 5,757,922
F45 Training Holdings, Inc.
(a)(b)
.......... 256,078 791,281
First Watch Restaurant Group, Inc.
(a)(b)
..... 25,219 365,171
Full House Resorts, Inc.
(a)(b)
............ 68,022 382,284
Golden Entertainment, Inc.
(a)
........... 153,026 5,339,077
Hilton Grand Vacations, Inc.
(a)
.......... 673,384 22,147,600
Inspired Entertainment, Inc.
(a)
........... 110,808 978,435
International Game Technology plc ....... 164,307 2,596,051
Jack in the Box, Inc. ................. 22,663 1,678,648
Krispy Kreme, Inc.
(b)
................. 151,173 1,743,025
Kura Sushi USA, Inc., Class A
(a)(b)
........ 36,216 2,664,773
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 20,469 138,370
Monarch Casino & Resort, Inc.
(a)(b)
....... 102,722 5,766,813
NeoGames SA
(a)(b)
.................. 102,896 1,327,358
Noodles & Co., Class A
(a)
............. 300,606 1,412,848
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 162,707 1,080,374
Papa John's International, Inc. .......... 181,750 12,724,317
Portillo's, Inc., Class A
(a)(b)
............. 179,982 3,543,846
RCI Hospitality Holdings, Inc.
(b)
.......... 61,258 4,002,598
Red Rock Resorts, Inc., Class A ......... 171,702 5,882,510
Rush Street Interactive, Inc., Class A
(a)(b)
... 463,784 1,706,725
Ruth's Hospitality Group, Inc. ........... 249,488 4,206,368
SeaWorld Entertainment, Inc.
(a)(b)
........ 160,109 7,286,561
Shake Shack, Inc., Class A
(a)
........... 288,376 12,971,152
Sonder Holdings, Inc., Class A
(a)(b)
........ 1,435,460 2,382,864
Sweetgreen , Inc., Class A
(a)(b)
........... 681,363 12,605,215
Target Hospitality Corp.
(a)
............. 223,391 2,819,194
Texas Roadhouse, Inc. ............... 518,115 45,210,715
Wingstop , Inc.
(b)
.................... 230,357 28,891,375
Xponential Fitness, Inc., Class A
(a)(b)
...... 40,823 745,428
267,342,754
Household Durables — 1.4%
Aterian , Inc.
(a)(b)
.................... 77,917 96,617
Cavco Industries, Inc.
(a)
............... 69,113 14,220,691
Century Communities, Inc. ............ 14,899 637,379
Dream Finders Homes, Inc., Class A
(a)(b)
.... 162,549 1,723,019
Green Brick Partners, Inc.
(a)
............ 57,969 1,239,377
Helen of Troy Ltd.
(a)(b)
................ 182,740 17,623,446
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 40,100 1,431,570
Installed Building Products, Inc. ......... 182,870 14,810,641
iRobot Corp.
(a)(b)
.................... 180,651 10,176,071
KB Home ........................ 105,707 2,739,926
LGI Homes, Inc.
(a)
.................. 11,338 922,573
Lovesac Co. (The)
(a)(b)
................ 107,779 2,196,536
M/I Homes, Inc.
(a)
................... 27,065 980,565
MDC Holdings, Inc. ................. 112,098 3,073,727
Meritage Homes Corp.
(a)
.............. 16,583 1,165,287
Purple Innovation, Inc.
(a)(b)
............. 53,332 215,995
Skyline Champion Corp.
(a)
............. 410,460 21,701,020
Sonos , Inc.
(a)(b)
..................... 981,635 13,644,727
Taylor Morrison Home Corp.
(a)(b)
......... 100,639 2,346,902
TRI Pointe Homes, Inc.
(a)(b)
............ 62,803 948,953
Vizio Holding Corp., Class A
(a)(b)
......... 518,618 4,532,721
Vuzix Corp.
(a)(b)
.................... 398,597 2,307,877
118,735,620
Household Products — 0.4%
Central Garden & Pet Co.
(a)(b)
........... 28,535 1,028,401
Central Garden & Pet Co., Class A, NVS
(a)(b)
. 114,953 3,926,795
Energizer Holdings, Inc. .............. 515,150 12,950,871
WD-40 Co.
(b)
...................... 105,646 18,566,228
36,472,295
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.7%
Altus Power, Inc., Class A
(a)(b)
........... 111,018 $ 1,222,308
Clearway Energy, Inc., Class A .......... 275,164 8,007,272
Clearway Energy, Inc., Class C ......... 638,646 20,340,875
Montauk Renewables, Inc.
(a)(b)
.......... 508,140 8,861,962
Ormat Technologies, Inc. .............. 198,158 17,081,220
55,513,637
Industrial Conglomerates — 0.1%
Brookfield Business Corp., Class A ....... 178,627 3,947,657
Insurance — 1.5%
BRP Group, Inc., Class A
(a)(b)
........... 460,689 12,139,155
eHealth, Inc.
(a)
..................... 61,232 239,417
Goosehead Insurance, Inc., Class A
(a)
..... 129,422 4,612,600
HCI Group, Inc. .................... 51,475 2,017,820
Investors Title Co. .................. 2,116 298,356
Kinsale Capital Group, Inc.
(b)
........... 167,618 42,812,990
Palomar Holdings, Inc.
(a)(b)
............. 188,181 15,754,513
RLI Corp. ........................ 300,589 30,774,302
SiriusPoint Ltd.
(a)
................... 95,555 472,997
Trupanion , Inc.
(a)(b)
.................. 300,737 17,872,800
Universal Insurance Holdings, Inc. ....... 34,712 341,913
127,336,863
Interactive Media & Services — 0.8%
Arena Group Holdings, Inc. (The)
(a)(b)
...... 65,142 853,360
Cargurus , Inc., Class A
(a)(b)
............. 782,209 11,083,902
Cars.com, Inc.
(a)(b)
.................. 66,734 767,441
DHI Group, Inc.
(a)
................... 272,803 1,467,680
Eventbrite, Inc., Class A
(a)(b)
............ 514,948 3,130,884
EverQuote , Inc., Class A
(a)(b)
............ 146,672 1,000,303
Leafly Holdings, Inc.
(a)(b)
............... 158,185 107,408
MediaAlpha , Inc., Class A
(a)(b)
........... 178,303 1,560,151
QuinStreet , Inc.
(a)(b)
.................. 25,942 272,391
Shutterstock , Inc. ................... 185,101 9,286,517
Vimeo, Inc.
(a)(b)
..................... 1,109,452 4,437,808
Vinco Ventures, Inc.
(a)(b)
............... 1,000,456 931,625
Wejo Group Ltd.
(a)
.................. 189,681 206,752
Yelp, Inc.
(a)
....................... 526,337 17,848,088
Ziff Davis, Inc.
(a)(b)
................... 64,215 4,397,443
ZipRecruiter, Inc., Class A
(a)(b)
........... 614,898 10,145,817
67,497,570
Internet & Direct Marketing Retail — 0.4%
CarParts.com, Inc.
(a)(b)
................ 391,965 2,026,459
Duluth Holdings, Inc., Class B
(a)(b)
........ 49,824 350,761
Groupon, Inc.
(a)(b)
................... 18,352 146,082
Liquidity Services, Inc.
(a)(b)
............. 95,804 1,557,773
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 120,296 560,579
PetMed Express, Inc. ................ 132,944 2,595,067
Quotient Technology, Inc.
(a)
............ 77,307 178,579
RealReal , Inc. (The)
(a)(b)
............... 96,913 145,370
Rent the Runway, Inc., Class A
(a)(b)
....... 357,395 786,269
Revolve Group, Inc., Class A
(a)(b)
......... 315,113 6,834,801
Stitch Fix, Inc., Class A
(a)(b)
............. 244,788 966,913
ThredUp , Inc., Class A
(a)
.............. 62,010 114,098
Vivid Seats, Inc., Class A
(b)
............ 52,005 398,358
Xometry , Inc., Class A
(a)(b)
............. 258,999 14,708,553
31,369,662
IT Services — 3.3%
AvidXchange Holdings, Inc.
(a)(b)
.......... 1,011,842 8,519,710
BigCommerce Holdings, Inc.
(a)(b)
......... 495,297 7,330,396
Brightcove , Inc.
(a)
................... 214,893 1,353,826
Cantaloupe, Inc.
(a)
.................. 263,057 915,438
Cass Information Systems, Inc. ......... 19,107 662,822
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 349,212 1,030,175

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Core Scientific, Inc.
(a)(b)
............... 150,363 $ 195,472
CSG Systems International, Inc. ......... 244,600 12,934,448
Cyxtera Technologies, Inc., Class A
(a)(b)
.... 287,772 1,174,110
DigitalOcean Holdings, Inc.
(a)(b)
.......... 535,519 19,369,722
Edgio , Inc.
(a)
...................... 987,763 2,745,981
EVERTEC, Inc. .................... 481,730 15,102,235
Evo Payments, Inc., Class A
(a)
.......... 362,836 12,082,439
ExlService Holdings, Inc.
(a)(b)
........... 249,500 36,766,320
Flywire Corp.
(a)
.................... 430,353 9,880,905
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 372,338 6,973,891
Hackett Group, Inc. (The) ............. 191,987 3,402,010
I3 Verticals, Inc., Class A
(a)(b)
........... 169,874 3,402,576
IBEX Holdings Ltd.
(a)(b)
............... 46,932 871,527
Information Services Group, Inc. ......... 121,213 576,974
International Money Express, Inc.
(a)(b)
...... 246,710 5,622,521
Marqeta , Inc., Class A
(a)(b)
............. 3,332,775 23,729,358
Maximus, Inc. ..................... 441,166 25,530,276
Paya Holdings, Inc., Class A
(a)
.......... 668,502 4,084,547
Payoneer Global, Inc.
(a)(b)
.............. 1,670,649 10,107,426
Perficient , Inc.
(a)
.................... 262,849 17,090,442
Priority Technology Holdings, Inc.
(a)(b)
...... 119,172 537,466
Remitly Global, Inc.
(a)
................ 757,993 8,428,882
Sabre Corp.
(a)(b)
.................... 516,760 2,661,314
Squarespace, Inc., Class A
(a)
........... 57,289 1,223,693
StoneCo Ltd., Class A
(a)(b)
............. 1,104,642 10,527,238
TTEC Holdings, Inc. ................. 145,742 6,457,828
Tucows , Inc., Class A
(a)(b)
.............. 74,985 2,805,189
Unisys Corp.
(a)
..................... 375,387 2,834,172
Verra Mobility Corp., Class A
(a)(b)
......... 1,100,386 16,912,933
283,844,262
Leisure Products — 0.3%
Acushnet Holdings Corp.
(b)
............ 73,225 3,184,555
Clarus Corp.
(b)
..................... 190,952 2,572,123
Latham Group, Inc.
(a)
................ 338,666 1,215,811
Malibu Boats, Inc., Class A
(a)(b)
.......... 156,788 7,524,256
Marine Products Corp. ............... 68,978 583,554
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 137,468 2,591,272
Smith & Wesson Brands, Inc. ........... 24,186 250,809
Sturm Ruger & Co., Inc. .............. 121,214 6,156,459
24,078,839
Life Sciences Tools & Services — 0.7%
(a)
AbCellera Biologics, Inc.
(b)
............. 676,493 6,690,516
Adaptive Biotechnologies Corp.
(b)
........ 40,755 290,176
Akoya Biosciences, Inc.
(b)
............. 119,337 1,402,210
Codexis , Inc. ...................... 471,452 2,856,999
Cytek Biosciences, Inc. ............... 879,220 12,942,118
Medpace Holdings, Inc. .............. 195,406 30,711,961
NanoString Technologies, Inc.
(b)
......... 320,094 4,087,600
Quanterix Corp. .................... 33,100 364,762
Science 37 Holdings, Inc.
(b)
............ 416,276 670,204
SomaLogic , Inc., Class A
(b)
............ 143,270 415,483
60,432,029
Machinery — 4.0%
Alamo Group, Inc. .................. 66,611 8,144,527
Albany International Corp., Class A
(b)
...... 47,413 3,737,567
Berkshire Grey, Inc., Class A
(a)(b)
......... 358,891 610,115
Blue Bird Corp.
(a)(b)
.................. 133,267 1,112,779
Chart Industries, Inc.
(a)(b)
.............. 282,495 52,077,953
CIRCOR International, Inc.
(a)
........... 38,197 629,869
Douglas Dynamics, Inc. .............. 172,716 4,839,502
Energy Recovery, Inc.
(a)(b)
............. 425,804 9,256,979
Enerpac Tool Group Corp., Class A
(a)
...... 456,474 8,138,931
ESCO Technologies, Inc. ............. 19,503 1,432,300
Security
Shares
Shares Value
Machinery (continued)
Evoqua Water Technologies Corp.
(a)(b)
..... 904,196 $ 29,901,762
Federal Signal Corp.
(b)
............... 461,693 17,230,383
Franklin Electric Co., Inc. ............. 356,254 29,109,514
Gorman-Rupp Co. (The) .............. 34,428 819,042
Helios Technologies, Inc. .............. 251,221 12,711,783
Hillenbrand, Inc. ................... 266,988 9,803,799
Hyzon Motors, Inc., Class A
(a)(b)
......... 681,816 1,159,087
John Bean Technologies Corp.
(b)
......... 243,099 20,906,514
Kadant , Inc. ...................... 89,864 14,990,214
Lightning eMotors , Inc.
(a)(b)
............. 290,212 449,829
Lindsay Corp. ..................... 85,028 12,182,812
Luxfer Holdings plc ................. 90,155 1,307,247
Markforged Holding Corp.
(a)
............ 118,111 233,860
Microvast Holdings, Inc.
(a)(b)
............ 774,232 1,401,360
Miller Industries, Inc. ................ 4,614 98,232
Mueller Industries, Inc. ............... 153,938 9,150,075
Mueller Water Products, Inc., Class A ..... 1,216,562 12,494,092
Nikola Corp.
(a)(b)
.................... 2,309,917 8,130,908
Omega Flex, Inc.
(b)
.................. 25,413 2,353,752
Proterra , Inc.
(a)(b)
................... 773,088 3,849,978
Proto Labs, Inc.
(a)(b)
.................. 35,409 1,289,950
RBC Bearings, Inc.
(a)(b)
............... 31,920 6,633,295
Sarcos Technology & Robotics Corp.
(a)(b)
... 826,892 1,835,700
Shyft Group, Inc. (The) ............... 264,169 5,396,973
Tennant Co. ...................... 64,135 3,627,476
Terex Corp. ....................... 251,848 7,489,959
Titan International, Inc.
(a)
.............. 390,270 4,737,878
Trinity Industries, Inc. ................ 96,652 2,063,520
Velo3D, Inc.
(a)(b)
.................... 431,395 1,699,696
Wabash National Corp. ............... 322,450 5,017,322
Watts Water Technologies, Inc., Class A .... 210,983 26,526,893
Xos , Inc.
(a)(b)
...................... 414,094 496,913
345,080,340
Media — 0.6%
AdTheorent Holding Co., Inc.
(a)(b)
......... 252,141 542,103
Boston Omaha Corp., Class A
(a)(b)
........ 9,299 214,249
Entravision Communications Corp., Class A . 326,335 1,295,550
Gambling.com Group Ltd.
(a)(b)
........... 65,827 500,285
Gray Television, Inc. ................. 275,118 3,939,690
Innovid Corp.
(a)(b)
................... 507,810 1,376,165
Integral Ad Science Holding Corp.
(a)
...... 96,000 695,040
John Wiley & Sons, Inc., Class A ........ 311,861 11,713,499
Loyalty Ventures, Inc.
(a)(b)
.............. 86,878 105,122
PubMatic, Inc., Class A
(a)(b)
............. 296,993 4,938,994
Sinclair Broadcast Group, Inc., Class A .... 308,388 5,578,739
Stagwell , Inc., Class A
(a)(b)
............. 58,884 409,244
TechTarget , Inc.
(a)(b)
................. 211,802 12,538,678
Thryv Holdings, Inc.
(a)(b)
............... 47,917 1,093,945
WideOpenWest , Inc.
(a)(b)
.............. 239,506 2,938,739
47,880,042
Metals & Mining — 1.2%
5E Advanced Materials, Inc.
(a)(b)
......... 253,655 2,577,135
Alpha Metallurgical Resources, Inc. ...... 127,218 17,408,511
ATI, Inc.
(a)(b)
....................... 954,560 25,400,841
Century Aluminum Co.
(a)
.............. 397,465 2,098,615
Commercial Metals Co. ............... 158,179 5,612,191
Compass Minerals International, Inc. ...... 263,277 10,144,063
Constellium SE, Class A
(a)
............. 514,619 5,218,237
Dakota Gold Corp.
(a)(b)
................ 403,260 1,229,943
Hycroft Mining Holding Corp., Class A
(a)(b)
... 941,147 568,923
Ivanhoe Electric, Inc.
(a)(b)
.............. 47,481 391,718
Kaiser Aluminum Corp. ............... 122,385 7,508,320
Materion Corp. .................... 147,800 11,824,000

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Novagold Resources, Inc.
(a)(b)
........... 1,759,872 $ 8,253,800
Piedmont Lithium, Inc.
(a)(b)
............. 36,349 1,944,308
Ramaco Resources, Inc. .............. 178,910 1,645,972
Ryerson Holding Corp. ............... 7,524 193,668
Schnitzer Steel Industries, Inc., Class A .... 17,397 495,119
Warrior Met Coal, Inc. ................ 43,010 1,223,204
103,738,568
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 43,200 1,292,976
PennyMac Mortgage Investment Trust ..... 135,682 1,598,334
2,891,310
Multiline Retail — 0.2%
Dillard's, Inc., Class A
(b)
............... 31,374 8,557,572
Franchise Group, Inc. ................ 196,475 4,774,343
13,331,915
Oil, Gas & Consumable Fuels — 4.7%
Amplify Energy Corp.
(a)(b)
.............. 214,995 1,412,517
Arch Resources, Inc., Class A
(b)
......... 117,885 13,981,161
Archaea Energy, Inc., Class A
(a)(b)
........ 161,115 2,901,681
Battalion Oil Corp.
(a)(b)
................ 25,206 299,951
Berry Corp. ....................... 100,542 754,065
Brigham Minerals, Inc., Class A ......... 405,998 10,015,971
Callon Petroleum Co.
(a)(b)
.............. 314,036 10,994,400
Chord Energy Corp.
(b)
................ 189,976 25,983,018
CNX Resources Corp.
(a)
.............. 79,374 1,232,678
Comstock Resources, Inc.
(a)(b)
.......... 704,818 12,186,303
CONSOL Energy, Inc. ................ 248,613 15,990,788
Crescent Energy Co., Class A
(b)
......... 249,508 3,360,873
CVR Energy, Inc. ................... 228,076 6,609,643
Delek US Holdings, Inc. .............. 544,502 14,777,784
Denbury, Inc.
(a)
.................... 386,048 33,300,501
Earthstone Energy, Inc., Class A
(a)(b)
...... 343,771 4,235,259
Empire Petroleum Corp.
(a)(b)
............ 76,199 1,002,017
Energy Fuels, Inc.
(a)(b)
................ 997,892 6,107,099
Equitrans Midstream Corp. ............ 754,999 5,647,393
Golar LNG Ltd.
(a)
................... 42,566 1,060,745
Gulfport Energy Corp.
(a)(b)
............. 86,866 7,669,399
HighPeak Energy, Inc.
(b)
.............. 52,932 1,146,507
Kinetik Holdings, Inc., Class A .......... 12,578 409,791
Kosmos Energy Ltd.
(a)(b)
............... 3,468,924 17,934,337
Laredo Petroleum, Inc.
(a)(b)
............. 129,710 8,152,274
Magnolia Oil & Gas Corp., Class A ....... 1,288,134 25,517,935
Matador Resources Co. .............. 865,676 42,348,870
Murphy Oil Corp. ................... 494,953 17,407,497
NextDecade Corp.
(a)(b)
................ 222,805 1,341,286
Northern Oil and Gas, Inc. ............. 435,934 11,948,951
Par Pacific Holdings, Inc.
(a)
............ 385,000 6,317,850
PBF Energy, Inc., Class A
(a)
............ 170,075 5,979,837
Permian Resources Corp., Class A
(a)
...... 206,208 1,402,214
Ranger Oil Corp., Class A ............. 153,421 4,825,090
Riley Exploration Permian, Inc. .......... 52,057 988,042
Ring Energy, Inc.
(a)(b)
................. 280,682 651,182
SandRidge Energy, Inc.
(a)(b)
............ 203,540 3,319,737
SilverBow Resources, Inc.
(a)(b)
.......... 91,361 2,455,784
Sitio Royalties Corp., Class A ........... 90,747 2,006,416
SM Energy Co.
(b)
................... 930,889 35,010,735
Talos Energy, Inc.
(a)(b)
................ 508,916 8,473,451
Tellurian, Inc.
(a)(b)
................... 3,925,818 9,382,705
Uranium Energy Corp.
(a)(b)
............. 2,474,497 8,660,740
Ur-Energy, Inc.
(a)(b)
.................. 1,491,570 1,625,811
VAALCO Energy, Inc. ................ 457,376 1,994,159
Vertex Energy, Inc.
(a)(b)
............... 369,172 2,299,942
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.
(a)(b)
............... 602,440 $ 3,530,298
404,654,687
Paper & Forest Products — 0.1%
Sylvamo Corp. .................... 258,004 8,746,336
Personal Products — 1.0%
Beauty Health Co. (The), Class A
(a)(b)
...... 684,629 8,071,776
BellRing Brands, Inc.
(a)(b)
.............. 1,016,523 20,950,539
elf Beauty, Inc.
(a)
................... 372,229 14,003,255
Herbalife Nutrition Ltd.
(a)(b)
............. 501,476 9,974,358
Inter Parfums , Inc. .................. 139,180 10,502,523
Medifast , Inc. ..................... 83,918 9,093,355
Nu Skin Enterprises, Inc., Class A ........ 158,068 5,274,729
Thorne HealthTech , Inc.
(a)(b)
............ 104,047 492,142
USANA Health Sciences, Inc.
(a)(b)
........ 90,403 5,067,088
Veru , Inc.
(a)(b)
...................... 499,029 5,748,814
89,178,579
Pharmaceuticals — 2.4%
Aclaris Therapeutics, Inc.
(a)(b)
........... 496,462 7,814,312
Aerie Pharmaceuticals, Inc.
(a)
........... 309,645 4,684,929
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 810,962 1,638,143
Amphastar Pharmaceuticals, Inc.
(a)
....... 296,138 8,321,478
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 52,948 1,490,486
Arvinas , Inc.
(a)(b)
.................... 374,271 16,651,317
Axsome Therapeutics, Inc.
(a)
........... 228,465 10,194,108
Cassava Sciences, Inc.
(a)(b)
............ 292,975 12,252,214
Collegium Pharmaceutical, Inc.
(a)
........ 261,157 4,183,735
Corcept Therapeutics, Inc.
(a)(b)
.......... 655,795 16,814,584
Esperion Therapeutics, Inc.
(a)(b)
.......... 512,451 3,433,422
Evolus , Inc.
(a)(b)
.................... 273,027 2,197,867
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 91,996 727,688
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 201,349 8,917,747
Innoviva , Inc.
(a)(b)
................... 492,657 5,719,748
Intra-Cellular Therapies, Inc.
(a)(b)
......... 704,891 32,798,578
Liquidia Corp.
(a)(b)
................... 229,549 1,248,747
NGM Biopharmaceuticals, Inc.
(a)
......... 182,639 2,388,918
Ocular Therapeutix , Inc.
(a)(b)
............ 587,018 2,436,125
Pacira BioSciences , Inc.
(a)(b)
............ 344,745 18,336,987
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 175,316 1,942,501
Phibro Animal Health Corp., Class A ...... 152,840 2,031,244
Provention Bio, Inc.
(a)
................ 392,751 1,767,379
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 176,568 4,437,154
Relmada Therapeutics, Inc.
(a)(b)
.......... 152,654 5,651,251
Revance Therapeutics, Inc.
(a)(b)
.......... 551,626 14,893,902
SIGA Technologies, Inc. .............. 365,965 3,769,439
Theravance Biopharma, Inc.
(a)(b)
......... 446,234 4,524,813
Tricida , Inc.
(a)(b)
.................... 46,559 487,938
Ventyx Biosciences, Inc.
(a)(b)
............ 172,104 6,008,151
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 982,698 1,533,009
209,297,914
Professional Services — 2.7%
ASGN, Inc.
(a)
...................... 377,178 34,085,576
Atlas Technical Consultants, Inc.
(a)(b)
...... 100,197 666,310
Barrett Business Services, Inc. .......... 49,147 3,833,466
CBIZ, Inc.
(a)(b)
...................... 377,888 16,166,049
CRA International, Inc.
(b)
.............. 54,182 4,808,111
Exponent, Inc. ..................... 392,696 34,427,658
First Advantage Corp.
(a)(b)
............. 36,031 462,278
Forrester Research, Inc.
(a)
............. 90,370 3,254,224
Franklin Covey Co.
(a)(b)
............... 95,297 4,325,531
HireRight Holdings Corp.
(a)(b)
........... 167,364 2,553,975
Huron Consulting Group, Inc.
(a)(b)
........ 95,554 6,330,452
ICF International, Inc.
(b)
............... 101,389 11,053,429

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Insperity , Inc.
(b)
.................... 279,077 $ 28,490,971
Kforce , Inc. ....................... 157,516 9,238,313
Korn Ferry ....................... 417,630 19,607,728
Legalzoom.com, Inc.
(a)(b)
.............. 737,309 6,318,738
Planet Labs PBC
(a)(b)
................. 1,044,473 5,671,488
Red Violet, Inc.
(a)(b)
.................. 72,130 1,249,292
Sterling Check Corp.
(a)(b)
.............. 169,109 2,983,083
TriNet Group, Inc.
(a)(b)
................ 289,358 20,608,077
Upwork , Inc.
(a)(b)
.................... 920,481 12,536,951
Willdan Group, Inc.
(a)(b)
............... 10,429 154,453
228,826,153
Real Estate Management & Development — 0.7%
Compass, Inc., Class A
(a)(b)
............ 2,096,079 4,862,903
Cushman & Wakefield plc
(a)(b)
........... 1,232,604 14,113,316
DigitalBridge Group, Inc., Class A ........ 1,122,203 14,038,760
Doma Holdings, Inc.
(a)(b)
............... 176,387 77,504
Douglas Elliman , Inc. ................ 58,970 241,777
eXp World Holdings, Inc.
(b)
............. 537,325 6,023,413
Forestar Group, Inc.
(a)(b)
............... 36,091 403,858
Marcus & Millichap, Inc.
(b)
............. 200,433 6,570,194
Newmark Group, Inc., Class A
(b)
......... 88,186 710,779
Offerpad Solutions, Inc., Class A
(a)(b)
...... 486,332 588,462
Redfin Corp.
(a)(b)
.................... 815,263 4,761,136
RMR Group, Inc. (The), Class A ......... 82,522 1,954,946
St. Joe Co. (The)
(b)
.................. 270,368 8,659,887
63,006,935
Road & Rail — 0.7%
ArcBest Corp.
(b)
.................... 59,988 4,362,927
Daseke , Inc.
(a)(b)
.................... 300,120 1,623,649
Marten Transport Ltd. ................ 335,697 6,431,955
PAM Transportation Services, Inc.
(a)(b)
..... 49,898 1,544,842
Saia, Inc.
(a)(b)
...................... 204,264 38,810,160
Universal Logistics Holdings, Inc. ........ 39,802 1,262,519
Werner Enterprises, Inc.
(b)
............. 56,961 2,141,734
56,177,786
Semiconductors & Semiconductor Equipment — 4.0%
ACM Research, Inc., Class A
(a)(b)
......... 47,470 591,476
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 129,875 3,994,955
Ambarella , Inc.
(a)
................... 280,780 15,774,220
Amkor Technology, Inc. ............... 153,436 2,616,084
Atomera , Inc.
(a)(b)
................... 159,872 1,619,503
Axcelis Technologies, Inc.
(a)
............ 252,401 15,285,405
CEVA, Inc.
(a)
...................... 181,719 4,766,489
Credo Technology Group Holding Ltd.
(a)(b)
... 748,120 8,229,320
CyberOptics Corp.
(a)(b)
................ 54,956 2,955,534
Diodes, Inc.
(a)
..................... 249,090 16,168,432
FormFactor , Inc.
(a)(b)
................. 596,147 14,933,482
Impinj , Inc.
(a)(b)
..................... 147,058 11,769,052
indie Semiconductor, Inc., Class A
(a)(b)
..... 785,186 5,747,562
Kulicke & Soffa Industries, Inc.
(b)
......... 439,128 16,919,602
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 388,239 20,106,898
MaxLinear , Inc.
(a)
................... 558,825 18,228,871
Onto Innovation, Inc.
(a)
............... 381,997 24,466,908
PDF Solutions, Inc.
(a)(b)
............... 232,835 5,711,443
Photronics , Inc.
(a)
................... 336,096 4,913,724
Power Integrations, Inc. .............. 438,227 28,186,761
Rambus, Inc.
(a)(b)
................... 711,909 18,096,727
Rockley Photonics Holdings Ltd.
(a)(b)
...... 770,294 546,986
Semtech Corp.
(a)
................... 488,495 14,366,638
Silicon Laboratories, Inc.
(a)(b)
............ 261,494 32,278,819
SiTime Corp.
(a)(b)
................... 124,499 9,801,806
SkyWater Technology, Inc.
(a)(b)
.......... 83,569 639,303
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SMART Global Holdings, Inc.
(a)(b)
........ 378,461 $ 6,006,176
Synaptics , Inc.
(a)(b)
.................. 305,279 30,225,674
Transphorm , Inc.
(a)
.................. 174,277 876,613
Ultra Clean Holdings, Inc.
(a)
............ 119,106 3,066,979
Veeco Instruments, Inc.
(a)(b)
............ 310,648 5,691,071
344,582,513
Software — 7.8%
8x8, Inc.
(a)(b)
....................... 918,194 3,167,769
A10 Networks, Inc. .................. 407,053 5,401,593
ACI Worldwide, Inc.
(a)
................ 880,119 18,394,487
Agilysys , Inc.
(a)
.................... 152,501 8,440,930
Alarm.com Holdings, Inc.
(a)
............ 371,406 24,089,393
Alkami Technology, Inc.
(a)(b)
............ 274,698 4,134,205
Altair Engineering, Inc., Class A
(a)(b)
....... 400,968 17,730,805
American Software, Inc., Class A ........ 201,436 3,086,000
Amplitude, Inc., Class A
(a)(b)
............ 432,153 6,685,407
Appfolio , Inc., Class A
(a)(b)
............. 147,418 15,437,613
Appian Corp., Class A
(a)(b)
............. 308,138 12,581,275
Applied Blockchain , Inc.
(a)
............. 44,074 74,926
Arteris , Inc.
(a)(b)
..................... 125,574 836,323
Asana, Inc., Class A
(a)(b)
............... 567,010 12,604,632
AvePoint , Inc., Class A
(a)(b)
............. 988,296 3,963,067
Benefitfocus , Inc.
(a)(b)
................. 144,734 919,061
Blackbaud , Inc.
(a)
................... 340,053 14,982,735
Blackline, Inc.
(a)(b)
................... 424,453 25,424,735
Box, Inc., Class A
(a)(b)
................ 1,077,314 26,275,688
BTRS Holdings, Inc., Class A
(a)
.......... 766,159 7,094,632
C3.ai, Inc., Class A
(a)(b)
............... 102,531 1,281,638
Clear Secure, Inc., Class A
(a)(b)
.......... 480,358 10,980,984
CommVault Systems, Inc.
(a)
............ 343,731 18,231,492
Consensus Cloud Solutions, Inc.
(a)
....... 59,366 2,808,012
Couchbase , Inc.
(a)
.................. 202,494 2,889,589
CS Disco, Inc.
(a)(b)
................... 172,059 1,720,590
Digimarc Corp.
(a)(b)
.................. 95,706 1,296,816
Digital Turbine, Inc.
(a)(b)
............... 721,953 10,403,343
Domo, Inc., Class B
(a)(b)
............... 234,968 4,227,074
Duck Creek Technologies, Inc.
(a)(b)
........ 598,925 7,097,261
Ebix , Inc. ........................ 41,316 783,765
eGain Corp.
(a)(b)
.................... 74,005 543,937
Enfusion , Inc., Class A
(a)(b)
............. 200,524 2,474,466
EngageSmart , Inc.
(a)(b)
................ 268,374 5,552,658
Envestnet , Inc.
(a)(b)
.................. 398,743 17,704,189
Everbridge , Inc.
(a)(b)
.................. 303,405 9,369,146
EverCommerce , Inc.
(a)(b)
.............. 24,709 270,069
ForgeRock, Inc., Class A
(a)(b)
........... 167,627 2,435,620
Instructure Holdings, Inc.
(a)(b)
........... 18,327 408,326
Intapp , Inc.
(a)(b)
..................... 106,845 1,994,796
InterDigital , Inc. .................... 87,621 3,541,641
IronNet , Inc.
(a)(b)
.................... 487,461 335,861
KnowBe4, Inc., Class A
(a)
............. 558,007 11,612,126
LivePerson , Inc.
(a)(b)
................. 538,440 5,072,105
Matterport , Inc., Class A
(a)(b)
............ 1,234,845 4,680,063
MeridianLink , Inc.
(a)
................. 173,943 2,831,792
MicroStrategy , Inc., Class A
(a)(b)
.......... 42,930 9,112,322
Mitek Systems, Inc.
(a)(b)
............... 302,913 2,774,683
Model N, Inc.
(a)(b)
................... 281,786 9,645,535
Momentive Global, Inc.
(a)
.............. 1,006,198 5,846,010
N-able, Inc.
(a)(b)
.................... 458,275 4,229,878
NextNav , Inc.
(a)(b)
................... 502,078 1,350,590
OneSpan , Inc.
(a)
.................... 121,035 1,042,111
PagerDuty , Inc.
(a)(b)
.................. 654,693 15,103,768
Progress Software Corp. .............. 339,932 14,464,107
PROS Holdings, Inc.
(a)(b)
.............. 203,291 5,021,288
Q2 Holdings, Inc.
(a)(b)
................. 429,770 13,838,594

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Qualys , Inc.
(a)
..................... 296,903 $ 41,385,309
Rapid7, Inc.
(a)(b)
.................... 447,526 19,198,865
Rimini Street, Inc.
(a)(b)
................ 377,772 1,760,418
Sapiens International Corp. NV ......... 172,403 3,306,690
ShotSpotter, Inc.
(a)(b)
................. 69,078 1,986,683
Sprout Social, Inc., Class A
(a)(b)
.......... 352,846 21,410,695
SPS Commerce, Inc.
(a)(b)
.............. 279,505 34,722,906
Sumo Logic, Inc.
(a)
.................. 562,280 4,217,100
Telos Corp.
(a)(b)
..................... 411,289 3,656,359
Tenable Holdings, Inc.
(a)(b)
............. 846,179 29,447,029
Terawulf , Inc.
(a)(b)
................... 111,624 140,646
UserTesting , Inc.
(a)(b)
................. 380,788 1,492,689
Varonis Systems, Inc.
(a)(b)
.............. 836,901 22,194,615
Verint Systems, Inc.
(a)(b)
............... 446,559 14,995,451
Veritone , Inc.
(a)(b)
................... 236,853 1,333,482
Viant Technology, Inc., Class A
(a)(b)
....... 105,969 446,130
Weave Communications, Inc.
(a)(b)
........ 233,540 1,179,377
WM Technology, Inc., Class A
(a)(b)
........ 533,583 859,069
Workiva , Inc., Class A
(a)(b)
............. 367,375 28,581,775
Yext , Inc.
(a)(b)
...................... 887,543 3,958,442
Zeta Global Holdings Corp., Class A
(a)(b)
.... 843,104 5,572,917
Zuora , Inc., Class A
(a)(b)
............... 936,409 6,910,698
673,058,866
Specialty Retail — 1.7%
Arko Corp.
(b)
...................... 652,668 6,128,553
Asbury Automotive Group, Inc.
(a)(b)
........ 49,308 7,450,439
Bed Bath & Beyond, Inc.
(a)(b)
............ 444,625 2,707,766
Boot Barn Holdings, Inc.
(a)
............. 226,299 13,229,440
Buckle, Inc. (The) .................. 213,540 6,760,676
Build-A-Bear Workshop, Inc. ........... 78,485 1,046,205
Caleres , Inc. ...................... 269,706 6,532,279
Camping World Holdings, Inc., Class A
(b)
... 291,266 7,374,855
Chico's FAS, Inc.
(a)(b)
................. 668,124 3,233,720
Children's Place, Inc. (The)
(a)
........... 62,224 1,922,099
Designer Brands, Inc., Class A
(b)
......... 307,753 4,711,698
Destination XL Group, Inc.
(a)(b)
.......... 230,259 1,248,004
EVgo , Inc., Class A
(a)(b)
............... 90,827 718,442
Guess?, Inc. ...................... 258,367 3,790,244
Hibbett, Inc. ...................... 76,091 3,790,093
MarineMax , Inc.
(a)(b)
................. 11,550 344,074
Murphy USA, Inc.
(b)
................. 165,993 45,633,136
National Vision Holdings, Inc.
(a)(b)
........ 35,158 1,147,909
OneWater Marine, Inc., Class A
(a)
........ 5,542 166,870
Party City Holdco, Inc.
(a)(b)
............. 294,795 465,776
Rent-A-Center, Inc. ................. 406,159 7,111,844
Sally Beauty Holdings, Inc.
(a)(b)
.......... 759,660 9,571,716
Sleep Number Corp.
(a)(b)
.............. 74,198 2,508,634
Torrid Holdings, Inc.
(a)(b)
............... 55,769 232,557
Warby Parker, Inc., Class A
(a)(b)
.......... 643,919 8,589,879
146,416,908
Technology Hardware, Storage & Peripherals — 0.3%
(a)
Avid Technology, Inc.
(b)
............... 173,664 4,039,425
CompoSecure , Inc., Class A
(b)
.......... 52,686 263,957
Corsair Gaming, Inc.
(b)
............... 167,606 1,902,328
Diebold Nixdorf, Inc. ................. 426,464 1,040,572
IonQ , Inc.
(b)
....................... 120,151 609,166
Super Micro Computer, Inc. ............ 349,501 19,247,020
Turtle Beach Corp.
(b)
................. 92,827 633,080
27,735,548
Textiles, Apparel & Luxury Goods — 0.9%
Allbirds , Inc., Class A
(a)(b)
.............. 191,423 581,926
Crocs, Inc.
(a)(b)
..................... 465,825 31,983,544
Ermenegildo Zegna NV
(b)
............. 80,112 861,204
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands, Inc. ................. 424,916 $ 14,281,427
Oxford Industries, Inc. ............... 80,653 7,241,026
Rocky Brands, Inc. .................. 6,804 136,488
Steven Madden Ltd. ................. 599,771 15,995,893
Wolverine World Wide, Inc. ............ 596,177 9,175,164
80,256,672
Thrifts & Mortgage Finance — 0.2%
Axos Financial, Inc.
(a)
................ 42,043 1,439,132
Bridgewater Bancshares, Inc.
(a)(b)
........ 41,881 689,780
Columbia Financial, Inc.
(a)(b)
............ 91,051 1,923,908
Greene County Bancorp, Inc.
(b)
.......... 27,131 1,553,792
Hingham Institution for Savings (The) ..... 1,316 330,461
NMI Holdings, Inc., Class A
(a)
........... 51,317 1,045,327
Walker & Dunlop, Inc. ................ 163,211 13,665,657
20,648,057
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 1,249,563 1,158,720
Turning Point Brands, Inc.
(b)
............ 115,955 2,461,724
Vector Group Ltd. .................. 165,406 1,457,227
5,077,671
Trading Companies & Distributors — 1.6%
Alta Equipment Group, Inc., Class A
(b)
..... 28,503 313,818
Applied Industrial Technologies, Inc. ...... 295,857 30,408,183
Beacon Roofing Supply, Inc.
(a)(b)
......... 277,092 15,162,474
Boise Cascade Co. ................. 63,767 3,791,586
Custom Truck One Source, Inc.
(a)(b)
....... 133,035 775,594
Distribution Solutions Group, Inc.
(a)(b)
...... 32,922 927,413
GATX Corp. ...................... 15,081 1,284,147
Global Industrial Co. ................. 74,354 1,994,918
GMS, Inc.
(a)
....................... 331,619 13,268,076
H&E Equipment Services, Inc. .......... 243,668 6,905,551
Herc Holdings, Inc. .................. 196,597 20,422,496
Hudson Technologies, Inc.
(a)
........... 331,124 2,433,761
Karat Packaging, Inc.
(a)(b)
.............. 42,521 679,911
McGrath RentCorp .................. 188,857 15,837,548
MRC Global, Inc.
(a)(b)
................. 643,922 4,629,799
Textainer Group Holdings Ltd. .......... 46,326 1,244,316
Transcat , Inc.
(a)(b)
................... 55,400 4,193,226
Veritiv Corp.
(a)(b)
.................... 104,154 10,183,137
134,455,954
Water Utilities — 0.4%
American States Water Co. ............ 138,300 10,780,485
Artesian Resources Corp., Class A, NVS ... 41,951 2,018,682
California Water Service Group ......... 111,568 5,878,518
Global Water Resources, Inc. ........... 114,740 1,345,900
Middlesex Water Co. ................ 49,281 3,804,493
Pure Cycle Corp.
(a)(b)
................. 171,506 1,432,075
York Water Co. (The) ................ 115,320 4,431,748
29,691,901
Wireless Telecommunication Services — 0.0%
Gogo , Inc.
(a)(b)
..................... 19,316 234,110
Total Common Stocks — 99.8%
(Cost: $10,154,646,604) ........................... 8,586,046,239

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 105,692 $ 268,351
Oncternal Therapeutics, Inc., CVR
(b)
...... 6,020 6,170
274,521
Total Rights — 0.0%
(Cost: $12,341) ................................ 274,521
Total Long-Term Investments — 99.8%
(Cost: $10,154,658,945) ........................... 8,586,320,760
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 16.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(g)
............ 1,373,343,923 $ 1,373,755,926
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 8,101,687 8,101,687
Total Short-Term Securities — 16.1%
(Cost: $1,381,043,209) ........................... 1,381,857,613
Total Investments — 115.9%
(Cost: $11,535,702,154 ) ........................... 9,968,178,373
Liabilities in Excess of Other Assets — (15.9)% ........... (1,368,354,791)
Net Assets — 100.0% ..............................
$ 8,599,823,582
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,616,083,640 $ — $ (243,175,908)
(a)
$ 51,791 $ 796,403 $ 1,373,755,926 1,373,343,923 $ 11,992,242
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 11,160,000 — (3,058,313)
(a)
— — 8,101,687 8,101,687 117,514 —
$ 51,791 $ 796,403 $ 1,381,857,613 $ 12,109,756 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
Schedule of Investments
39
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 172 12/16/22 $ 14,360 $ (727,163)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 727,163 $ — $ — $ — $ 727,163
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (2,887,579) $ — $ — $ — $ (2,887,579)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (1,163,481) $ — $ — $ — $ (1,163,481)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 17,086,540

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
40
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 51,521,441 $ — $ — $ 51,521,441
Air Freight & Logistics .................................... 23,104,710 — — 23,104,710
Airlines .............................................. 17,604,789 — — 17,604,789
Auto Components ...................................... 137,611,848 — — 137,611,848
Automobiles .......................................... 15,725,403 — — 15,725,403
Banks ............................................... 166,340,890 — — 166,340,890
Beverages ........................................... 78,862,567 — — 78,862,567
Biotechnology ......................................... 862,111,397 — — 862,111,397
Building Products ....................................... 155,813,925 — — 155,813,925
Capital Markets ........................................ 176,690,011 — — 176,690,011
Chemicals ............................................ 233,192,878 — — 233,192,878
Commercial Services & Supplies ............................. 98,317,855 — — 98,317,855
Communications Equipment ................................ 115,430,142 — — 115,430,142
Construction & Engineering ................................ 174,502,687 — — 174,502,687
Construction Materials .................................... 1,351,288 — — 1,351,288
Consumer Finance ...................................... 19,781,515 — — 19,781,515
Containers & Packaging .................................. 19,374,436 — — 19,374,436
Distributors ........................................... 4,941,606 — — 4,941,606
Diversified Consumer Services .............................. 85,228,672 — — 85,228,672
Diversified Telecommunication Services ........................ 68,559,274 — — 68,559,274
Electric Utilities ........................................ 17,665,746 — — 17,665,746
Electrical Equipment ..................................... 184,027,715 — — 184,027,715
Electronic Equipment, Instruments & Components ................. 230,852,375 — — 230,852,375
Energy Equipment & Services .............................. 154,775,306 — — 154,775,306
Entertainment ......................................... 23,282,732 — — 23,282,732
Equity Real Estate Investment Trusts (REITs) .................... 124,922,672 — — 124,922,672
Food & Staples Retailing .................................. 38,189,277 — 3 38,189,280
Food Products ......................................... 114,971,201 — — 114,971,201
Gas Utilities ........................................... 36,688,288 — — 36,688,288
Health Care Equipment & Supplies ........................... 612,917,995 — — 612,917,995
Health Care Providers & Services ............................ 379,375,190 — — 379,375,190
Health Care Technology .................................. 50,770,452 — — 50,770,452
Hotels, Restaurants & Leisure .............................. 267,342,754 — — 267,342,754
Household Durables ..................................... 118,735,620 — — 118,735,620
Household Products ..................................... 36,472,295 — — 36,472,295
Independent Power and Renewable Electricity Producers ............ 55,513,637 — — 55,513,637
Industrial Conglomerates .................................. 3,947,657 — — 3,947,657
Insurance ............................................ 127,336,863 — — 127,336,863
Interactive Media & Services ............................... 67,497,570 — — 67,497,570
Internet & Direct Marketing Retail ............................ 31,369,662 — — 31,369,662
IT Services ........................................... 283,844,262 — — 283,844,262
Leisure Products ....................................... 24,078,839 — — 24,078,839
Life Sciences Tools & Services .............................. 60,432,029 — — 60,432,029
Machinery ............................................ 345,080,340 — — 345,080,340
Media ............................................... 47,880,042 — — 47,880,042
Metals & Mining ........................................ 103,738,568 — — 103,738,568
Mortgage Real Estate Investment Trusts (REITs) .................. 2,891,310 — — 2,891,310
Multiline Retail ......................................... 13,331,915 — — 13,331,915
Oil, Gas & Consumable Fuels ............................... 404,654,687 — — 404,654,687
Paper & Forest Products .................................. 8,746,336 — — 8,746,336
Personal Products ...................................... 89,178,579 — — 89,178,579
Pharmaceuticals ....................................... 209,297,914 — — 209,297,914
Professional Services .................................... 228,826,153 — — 228,826,153

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Growth ETF
Schedule of Investments
41
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ 63,006,935 $ — $ — $ 63,006,935
Road & Rail ........................................... 56,177,786 — — 56,177,786
Semiconductors & Semiconductor Equipment .................... 344,582,513 — — 344,582,513
Software ............................................. 673,058,866 — — 673,058,866
Specialty Retail ........................................ 146,416,908 — — 146,416,908
Technology Hardware, Storage & Peripherals .................... 27,735,548 — — 27,735,548
Textiles, Apparel & Luxury Goods ............................ 80,256,672 — — 80,256,672
Thrifts & Mortgage Finance ................................ 20,648,057 — — 20,648,057
Tobacco ............................................. 5,077,671 — — 5,077,671
Trading Companies & Distributors ............................ 134,455,954 — — 134,455,954
Water Utilities ......................................... 29,691,901 — — 29,691,901
Wireless Telecommunication Services ......................... 234,110 — — 234,110
Rights ................................................ — — 274,521 274,521
Short-Term Securities
Money Market Funds ...................................... 1,381,857,613 — — 1,381,857,613
$ 9,967,903,849 $ — $ 274,524 $ 9,968,178,373
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (727,163) $ — $ — $ (727,163)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Russell 2000 Value ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.
(a)
...................... 346,557 $ 12,413,672
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 202,616 8,102,614
AerSale Corp.
(a)(b)
................... 164,294 3,046,011
Archer Aviation, Inc., Class A
(a)(b)
......... 1,463,806 3,820,534
Astra Space, Inc., Class A
(a)(b)
........... 1,613,297 985,724
Astronics Corp.
(a)
................... 252,968 1,988,328
Ducommun, Inc.
(a)
.................. 113,254 4,491,653
Kaman Corp. ..................... 285,319 7,968,960
Kratos Defense & Security Solutions, Inc.
(a)(b)
1,259,375 12,795,250
Maxar Technologies, Inc.
(b)
............ 751,737 14,072,517
Momentus , Inc., Class A
(a)(b)
............ 354,302 485,394
Moog, Inc., Class A ................. 245,539 17,273,669
National Presto Industries, Inc. .......... 52,572 3,419,808
Park Aerospace Corp. ................ 198,899 2,195,845
Parsons Corp.
(a)(b)
................... 346,064 13,565,709
Redwire Corp.
(a)(b)
................... 189,757 451,622
Terran Orbital Corp.
(a)(b)
............... 249,602 441,795
Triumph Group, Inc.
(a)
................ 656,119 5,636,062
V2X, Inc.
(a)
....................... 122,103 4,322,446
Virgin Galactic Holdings, Inc.
(a)(b)
......... 1,220,280 5,747,519
123,225,132
Air Freight & Logistics — 0.6%
(a)
Air Transport Services Group, Inc.
(b)
...... 376,404 9,067,572
Atlas Air Worldwide Holdings, Inc. ........ 285,830 27,316,773
Hub Group, Inc., Class A .............. 343,777 23,713,738
Radiant Logistics, Inc. ............... 293,856 1,672,041
61,770,124
Airlines — 0.4%
Allegiant Travel Co.
(a)
................ 89,991 6,567,543
Blade Air Mobility, Inc., Class A
(a)
........ 575,424 2,318,959
Hawaiian Holdings, Inc.
(a)(b)
............ 511,668 6,728,434
Joby Aviation, Inc., Class A
(a)(b)
.......... 232,329 1,005,985
SkyWest, Inc.
(a)
.................... 517,079 8,407,704
Spirit Airlines, Inc.
(b)
................. 1,112,051 20,928,800
Wheels Up Experience, Inc., Class A
(a)(b)
... 1,608,060 1,849,269
47,806,694
Auto Components — 1.0%
Adient plc
(a)(b)
...................... 969,742 26,910,340
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 1,083,060 7,397,300
Dana, Inc. ........................ 1,325,886 15,154,877
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 2,864,838 28,906,215
Modine Manufacturing Co.
(a)
........... 503,933 6,520,893
Motorcar Parts of America, Inc.
(a)
........ 187,353 2,851,513
Patrick Industries, Inc. ............... 201,139 8,817,934
Solid Power, Inc., Class A
(a)(b)
........... 804,414 4,231,218
Standard Motor Products, Inc. .......... 204,912 6,659,640
Stoneridge, Inc.
(a)(b)
.................. 229,014 3,881,787
111,331,717
Automobiles — 0.2%
(b)
Cenntro Electric Group Ltd.
(a)
........... 1,871,348 1,927,488
Faraday Future Intelligent Electric, Inc.
(a)
... 489,016 311,112
Lordstown Motors Corp., Class A
(a)
....... 1,718,955 3,145,688
Winnebago Industries, Inc. ............ 317,329 16,885,076
Workhorse Group, Inc.
(a)
.............. 119,635 343,353
22,612,717
Banks — 18.5%
1st Source Corp. ................... 174,765 8,091,620
ACNB Corp. ...................... 84,428 2,536,217
Allegiance Bancshares, Inc. ............ 194,632 8,102,530
Security
Shares
Shares Value
Banks (continued)
Amalgamated Financial Corp. .......... 147,009 $ 3,315,053
Amerant Bancorp, Inc., Class A
(b)
........ 284,604 7,069,563
American National Bankshares , Inc. ...... 106,687 3,408,650
Ameris Bancorp .................... 661,561 29,578,392
Arrow Financial Corp. ................ 147,583 4,253,342
Associated Banc-Corp. ............... 1,575,247 31,630,960
Atlantic Union Bankshares Corp. ........ 784,456 23,831,773
Banc of California, Inc. ............... 543,352 8,677,331
BancFirst Corp. .................... 81,770 7,315,962
Bancorp, Inc. (The)
(a)
................ 228,523 5,022,936
Bank First Corp.
(b)
.................. 66,617 5,094,868
Bank of Marin Bancorp ............... 164,186 4,917,371
Bank of NT Butterfield & Son Ltd. (The) .... 487,934 15,838,338
BankUnited , Inc. ................... 769,702 26,300,717
Bankwell Financial Group, Inc. .......... 61,222 1,782,172
Banner Corp. ..................... 328,581 19,412,566
Bar Harbor Bankshares .............. 155,548 4,125,133
BayCom Corp.
(b)
................... 118,794 2,088,399
BCB Bancorp, Inc. .................. 150,709 2,536,432
Berkshire Hills Bancorp, Inc. ........... 447,718 12,222,701
Blue Ridge Bankshares , Inc.
(b)
.......... 176,622 2,244,866
Brookline Bancorp, Inc. ............... 742,800 8,653,620
Business First Bancshares, Inc. ......... 220,857 4,755,051
Byline Bancorp, Inc. ................. 259,709 5,259,107
Cadence Bank .................... 1,529,105 38,854,558
Cambridge Bancorp ................. 70,712 5,638,575
Camden National Corp. .............. 150,147 6,396,262
Capital Bancorp, Inc. ................ 90,874 2,099,189
Capital City Bank Group, Inc. ........... 142,071 4,419,829
Capstar Financial Holdings, Inc. ......... 214,121 3,967,662
Carter Bankshares , Inc.
(a)(b)
............ 256,271 4,125,963
Cathay General Bancorp .............. 760,840 29,261,906
CBTX, Inc. ....................... 191,998 5,615,942
Central Pacific Financial Corp. .......... 249,654 5,165,341
Citizens & Northern Corp. ............. 158,078 3,822,326
City Holding Co. ................... 143,745 12,748,744
Civista Bancshares, Inc. .............. 156,639 3,251,826
CNB Financial Corp. ................. 170,705 4,023,517
Colony Bankcorp , Inc. ............... 168,611 2,197,001
Columbia Banking System, Inc. ......... 747,760 21,602,786
Community Bank System, Inc. .......... 508,944 30,577,356
Community Trust Bancorp, Inc. ......... 169,173 6,859,965
ConnectOne Bancorp, Inc. ............ 392,632 9,054,094
CrossFirst Bankshares , Inc.
(a)(b)
......... 473,700 6,181,785
Customers Bancorp, Inc.
(a)
............. 314,984 9,285,728
CVB Financial Corp. ................. 1,320,383 33,432,098
Dime Community Bancshares, Inc. ....... 339,272 9,933,884
Eagle Bancorp, Inc. ................. 309,021 13,850,321
Eastern Bankshares , Inc. ............. 1,293,284 25,400,098
Enterprise Bancorp, Inc.
(b)
............. 95,094 2,844,262
Enterprise Financial Services Corp.
(b)
..... 371,827 16,375,261
Equity Bancshares, Inc., Class A ........ 161,362 4,781,156
Esquire Financial Holdings, Inc. ......... 10,884 408,694
Farmers & Merchants Bancorp, Inc.
(b)
..... 88,085 2,366,844
Farmers National Banc Corp. ........... 326,744 4,277,079
FB Financial Corp.
(b)
................. 378,964 14,480,214
Financial Institutions, Inc. ............. 167,041 4,020,677
First Bancorp ..................... 349,223 12,774,577
First BanCorp ..................... 1,725,783 23,608,711
First Bancorp, Inc. (The) .............. 104,924 2,890,656
First Bancshares, Inc. (The) ............ 208,203 6,219,024
First Bank ........................ 159,608 2,181,841
First Busey Corp. ................... 557,389 12,251,410
First Business Financial Services, Inc. ..... 84,558 2,732,069
First Commonwealth Financial Corp. ...... 926,823 11,900,407

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Community Bankshares , Inc. ....... 169,869 $ 5,440,904
First Financial Bancorp ............... 903,174 19,038,908
First Financial Corp. ................. 122,519 5,536,634
First Foundation, Inc. ................ 538,422 9,766,975
First Guaranty Bancshares, Inc. ......... 54,825 1,199,571
First Internet Bancorp ................ 92,877 3,144,815
First Interstate BancSystem , Inc., Class A .. 941,255 37,979,639
First Merchants Corp. ................ 598,615 23,154,428
First Mid Bancshares, Inc. ............. 195,717 6,257,073
First of Long Island Corp. (The) ......... 238,801 4,116,929
First Western Financial, Inc.
(a)(b)
......... 78,966 1,946,512
Five Star Bancorp .................. 79,621 2,258,052
Flushing Financial Corp. .............. 304,165 5,891,676
Fulton Financial Corp. ................ 1,719,690 27,171,102
FVCBankcorp , Inc.
(a)(b)
............... 113,049 2,167,149
German American Bancorp, Inc. ......... 287,918 10,281,552
Glacier Bancorp, Inc. ................ 997,375 49,001,034
Great Southern Bancorp, Inc.
(b)
......... 101,426 5,788,382
Guaranty Bancshares, Inc. ............ 82,667 2,859,452
Hancock Whitney Corp. .............. 900,461 41,250,118
Hanmi Financial Corp. ............... 298,593 7,070,682
HarborOne Bancorp, Inc. ............. 458,636 6,154,895
HBT Financial, Inc. .................. 103,277 1,874,478
Heartland Financial USA, Inc. .......... 437,678 18,977,718
Heritage Commerce Corp. ............. 617,848 7,006,396
Heritage Financial Corp. .............. 353,863 9,366,754
Hilltop Holdings, Inc.
(b)
............... 519,503 12,909,650
Home BancShares , Inc. .............. 1,974,658 44,449,552
HomeStreet , Inc. ................... 188,376 5,427,113
HomeTrust Bancshares, Inc. ........... 127,728 2,822,789
Hope Bancorp, Inc. ................. 1,118,299 14,135,299
Horizon Bancorp, Inc. ................ 426,693 7,663,406
Independent Bank Corp. .............. 649,519 36,045,987
Independent Bank Group, Inc. .......... 373,813 22,948,380
International Bancshares Corp. ......... 561,510 23,864,175
John Marshall Bancorp, Inc. ........... 114,035 2,800,700
Lakeland Bancorp, Inc. ............... 664,722 10,642,199
Lakeland Financial Corp.
(b)
............ 23,394 1,703,317
Live Oak Bancshares, Inc.
(b)
............ 72,769 2,226,731
Macatawa Bank Corp. ............... 270,217 2,502,209
Mercantile Bank Corp. ............... 162,452 4,826,449
Metrocity Bankshares , Inc. ............ 145,562 2,858,838
Metropolitan Bank Holding Corp.
(a)(b)
...... 99,433 6,399,508
Mid Penn Bancorp, Inc. ............... 149,255 4,288,096
Midland States Bancorp, Inc. ........... 228,553 5,386,994
MidWestOne Financial Group, Inc.
(b)
...... 151,394 4,131,542
MVB Financial Corp. ................ 108,072 3,007,644
National Bank Holdings Corp., Class A .... 278,439 10,299,459
NBT Bancorp, Inc. .................. 417,441 15,841,886
Nicolet Bankshares , Inc.
(a)(b)
............ 113,179 7,972,329
Northeast Bank
(b)
................... 67,336 2,469,211
Northwest Bancshares, Inc. ............ 1,193,088 16,118,619
OceanFirst Financial Corp. ............ 625,118 11,652,200
OFG Bancorp ..................... 469,943 11,809,668
Old National Bancorp ................ 3,031,993 49,936,925
Old Second Bancorp, Inc. ............. 444,226 5,797,149
Origin Bancorp, Inc. ................. 238,057 9,158,053
Orrstown Financial Services, Inc. ........ 110,278 2,637,850
Pacific Premier Bancorp, Inc. ........... 901,554 27,912,112
Park National Corp.
(b)
................ 146,649 18,254,868
Parke Bancorp, Inc.
(b)
................ 106,709 2,236,621
Pathward Financial, Inc. .............. 209,626 6,909,273
PCB Bancorp ..................... 122,943 2,221,580
PCSB Financial Corp. ................ 135,741 2,433,836
Peapack -Gladstone Financial Corp.
(b)
..... 183,588 6,177,736
Security
Shares
Shares Value
Banks (continued)
Peoples Bancorp, Inc. ............... 296,413 $ 8,575,228
Peoples Financial Services Corp. ........ 72,977 3,418,243
Preferred Bank .................... 97,374 6,351,706
Premier Financial Corp. .............. 378,726 9,733,258
Primis Financial Corp. ................ 239,256 2,902,175
Professional Holding Corp., Class A
(a)
..... 121,306 3,146,678
QCR Holdings, Inc. ................. 170,076 8,663,671
RBB Bancorp
(b)
.................... 153,587 3,191,538
Red River Bancshares, Inc. ............ 44,495 2,199,388
Renasant Corp. .................... 534,959 16,733,518
Republic Bancorp, Inc., Class A ......... 94,181 3,607,132
Republic First Bancorp, Inc.
(a)(b)
......... 471,457 1,334,223
S&T Bancorp, Inc. .................. 366,977 10,756,096
Sandy Spring Bancorp, Inc. ............ 463,371 16,338,461
Seacoast Banking Corp. of Florida ....... 556,853 16,833,666
Shore Bancshares, Inc. ............... 188,192 3,259,485
Sierra Bancorp .................... 149,638 2,955,351
Silvergate Capital Corp., Class A
(a)(b)
...... 68,098 5,131,184
Simmons First National Corp., Class A .... 1,192,036 25,974,464
SmartFinancial , Inc. ................. 155,503 3,842,479
South Plains Financial, Inc. ............ 103,930 2,864,311
Southern First Bancshares, Inc.
(a)(b)
....... 80,145 3,338,841
Southside Bancshares, Inc. ............ 317,407 11,223,512
SouthState Corp. ................... 773,140 61,170,837
Stock Yards Bancorp, Inc.
(b)
............ 49,132 3,341,467
Summit Financial Group, Inc. ........... 117,058 3,153,543
Texas Capital Bancshares, Inc.
(a)
........ 517,381 30,541,000
Third Coast Bancshares, Inc.
(a)(b)
......... 124,177 2,124,668
Tompkins Financial Corp. ............. 141,061 10,243,850
Towne Bank ...................... 720,217 19,323,422
TriCo Bancshares .................. 324,877 14,505,758
Triumph Bancorp, Inc.
(a)(b)
............. 150,445 8,176,686
Trustmark Corp. ................... 600,990 18,408,324
UMB Financial Corp. ................ 460,551 38,819,844
United Bankshares , Inc. .............. 1,353,965 48,404,249
United Community Banks, Inc. .......... 1,004,113 33,236,140
Unity Bancorp, Inc. .................. 75,708 1,901,028
Univest Financial Corp. ............... 305,568 7,174,737
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 107,817 1,413,481
Valley National Bancorp .............. 4,474,359 48,323,077
Veritex Holdings, Inc. ................ 384,180 10,215,346
Washington Federal, Inc. .............. 683,935 20,504,371
Washington Trust Bancorp, Inc. ......... 182,880 8,500,262
WesBanco , Inc. .................... 607,578 20,274,878
West BanCorp , Inc. ................. 137,632 2,864,122
Westamerica BanCorp ............... 198,542 10,381,761
2,020,904,548
Beverages — 0.2%
(b)
Primo Water Corp. .................. 1,604,783 20,140,027
Vintage Wine Estates, Inc.
(a)
........... 282,263 781,868
20,921,895
Biotechnology — 6.6%
(a)
2seventy bio, Inc. ................... 378,119 5,501,631
4D Molecular Therapeutics, Inc.
(b)
........ 312,121 2,509,453
Adicet Bio, Inc. .................... 287,420 4,087,112
ADMA Biologics, Inc. ................ 1,033,461 2,511,310
Aerovate Therapeutics, Inc.
(b)
........... 93,370 1,548,075
Affimed NV
(b)
...................... 108,890 224,313
Agios Pharmaceuticals, Inc.
(b)
.......... 555,022 15,696,022
Akero Therapeutics, Inc. .............. 265,519 9,040,922
Allogene Therapeutics, Inc.
(b)
........... 811,787 8,767,300
Allovir , Inc.
(b)
...................... 317,382 2,504,144
Alpine Immune Sciences, Inc.
(b)
......... 86,570 623,304

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
ALX Oncology Holdings, Inc.
(b)
.......... 218,672 $ 2,092,691
AnaptysBio , Inc.
(b)
.................. 204,982 5,229,091
Anika Therapeutics, Inc.
(b)
............. 146,106 3,477,323
Arbutus Biopharma Corp.
(b)
............ 448,323 856,297
Arcellx , Inc.
(b)
..................... 300,603 5,642,318
Arcturus Therapeutics Holdings, Inc.
(b)
..... 22,103 327,566
Arcus Biosciences, Inc.
(b)
.............. 523,916 13,705,643
Atara Biotherapeutics , Inc.
(b)
........... 873,896 3,303,327
Avidity Biosciences, Inc.
(b)
............. 520,289 8,496,319
BioCryst Pharmaceuticals, Inc.
(b)
......... 589,315 7,425,369
Biohaven Pharmaceutical Holding Co. Ltd.
(b)
. 243,909 36,871,723
Bioxcel Therapeutics, Inc.
(b)
............ 196,550 2,323,221
Bluebird Bio, Inc.
(b)
.................. 794,407 5,028,596
Bridgebio Pharma, Inc.
(b)
.............. 407,869 4,054,218
C4 Therapeutics, Inc.
(b)
............... 433,091 3,798,208
Caribou Biosciences, Inc.
(b)
............ 574,931 6,065,522
Celldex Therapeutics, Inc.
(b)
............ 369,371 10,383,019
Century Therapeutics, Inc.
(b)
........... 201,820 1,996,000
ChemoCentryx , Inc.
(b)
................ 167,640 8,660,282
Chimerix , Inc.
(b)
.................... 286,990 553,891
Chinook Therapeutics, Inc.
(b)
........... 510,259 10,031,692
Cogent Biosciences, Inc. .............. 646,839 9,650,838
Crinetics Pharmaceuticals, Inc.
(b)
........ 465,240 9,137,314
CTI BioPharma Corp. ................ 826,097 4,807,884
Cullinan Oncology, Inc.
(b)
.............. 303,618 3,892,383
Cytokinetics, Inc.
(b)
.................. 80,458 3,898,190
Day One Biopharmaceuticals, Inc. ....... 277,929 5,566,918
Deciphera Pharmaceuticals, Inc.
(b)
....... 326,851 6,046,743
Design Therapeutics, Inc. ............. 345,475 5,776,342
Dyne Therapeutics, Inc. .............. 320,454 4,069,766
Editas Medicine, Inc.
(b)
............... 702,937 8,603,949
Eiger BioPharmaceuticals , Inc. .......... 51,833 390,302
Emergent BioSolutions , Inc. ............ 512,770 10,763,042
Enanta Pharmaceuticals, Inc. ........... 177,163 9,189,445
Enochian Biosciences, Inc.
(b)
........... 209,214 378,677
EQRx , Inc.
(b)
...................... 2,054,797 10,171,245
Erasca , Inc.
(b)
..................... 663,641 5,176,400
FibroGen , Inc.
(b)
.................... 104,938 1,365,243
Forma Therapeutics Holdings, Inc. ....... 372,099 7,423,375
Gelesis Holdings, Inc.
(b)
............... 172,945 186,781
Generation Bio Co. ................. 486,851 2,585,179
Geron Corp. ...................... 1,099,561 2,572,973
HilleVax , Inc.
(b)
..................... 107,363 1,834,834
Icosavax , Inc. ..................... 226,789 716,653
Ideaya Biosciences, Inc.
(b)
............. 356,038 5,312,087
IGM Biosciences, Inc.
(b)
............... 27,999 636,697
Imago Biosciences, Inc.
(b)
............. 113,510 1,708,325
ImmunityBio , Inc.
(b)
.................. 203,444 1,011,117
ImmunoGen , Inc.
(b)
.................. 1,106,716 5,290,102
Immunovant , Inc.
(b)
.................. 410,456 2,290,344
Inovio Pharmaceuticals, Inc.
(b)
.......... 2,485,653 4,287,751
Instil Bio, Inc.
(b)
.................... 711,754 3,444,889
Intellia Therapeutics, Inc.
(b)
............ 266,736 14,926,547
Invivyd , Inc.
(b)
..................... 529,621 1,657,714
Iovance Biotherapeutics , Inc.
(b)
.......... 1,545,022 14,801,311
iTeos Therapeutics, Inc. .............. 241,898 4,608,157
Janux Therapeutics, Inc.
(b)
............. 171,872 2,327,147
Jounce Therapeutics, Inc.
(b)
............ 452,805 1,059,564
KalVista Pharmaceuticals, Inc. .......... 251,566 3,650,223
Keros Therapeutics, Inc.
(b)
............. 8,593 323,269
Kezar Life Sciences, Inc.
(b)
............. 540,906 4,657,201
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 20,906 268,433
Kinnate Biopharma, Inc.
(b)
............. 298,501 3,567,087
Kodiak Sciences, Inc.
(b)
............... 341,033 2,639,595
Kronos Bio, Inc. .................... 403,998 1,353,393
Security
Shares
Shares Value
Biotechnology (continued)
Krystal Biotech, Inc.
(b)
................ 144,404 $ 10,064,959
Kura Oncology, Inc.
(b)
................ 648,756 8,862,007
Kymera Therapeutics, Inc. ............. 387,375 8,433,154
Lexicon Pharmaceuticals, Inc.
(b)
......... 541,737 1,300,169
Ligand Pharmaceuticals, Inc. ........... 135,811 11,694,685
Lyell Immunopharma , Inc.
(b)
............ 1,767,054 12,952,506
MacroGenics , Inc. .................. 635,609 2,199,207
MannKind Corp.
(b)
.................. 2,281,613 7,050,184
MeiraGTx Holdings plc ............... 287,975 2,421,870
Mersana Therapeutics, Inc. ............ 927,681 6,271,124
MiMedx Group, Inc.
(b)
................ 1,125,510 3,230,214
Monte Rosa Therapeutics, Inc.
(b)
......... 290,998 2,377,454
Morphic Holding, Inc. ................ 37,479 1,060,656
Myriad Genetics, Inc. ................ 808,683 15,429,672
Nkarta , Inc.
(b)
...................... 331,519 4,362,790
Nurix Therapeutics, Inc.
(b)
............. 477,337 6,219,701
Nuvalent , Inc., Class A
(b)
.............. 169,818 3,301,262
Pardes Biosciences, Inc.
(b)
............. 336,567 622,649
PepGen , Inc. ...................... 67,235 610,494
PMV Pharmaceuticals, Inc.
(b)
........... 376,607 4,481,623
Point Biopharma Global, Inc.
(b)
.......... 51,954 401,604
Praxis Precision Medicines, Inc. ......... 350,749 796,200
Precigen , Inc.
(b)
.................... 148,681 315,204
Protagonist Therapeutics, Inc. .......... 468,155 3,946,547
PTC Therapeutics, Inc.
(b)
.............. 175,399 8,805,030
Rallybio Corp.
(b)
.................... 39,616 573,243
RAPT Therapeutics, Inc.
(b)
............. 82,794 1,992,024
Recursion Pharmaceuticals, Inc., Class A
(b)
. 1,264,175 13,450,822
REGENXBIO, Inc. .................. 409,302 10,817,852
Relay Therapeutics, Inc.
(b)
............. 716,792 16,034,637
Replimune Group, Inc.
(b)
.............. 413,740 7,145,290
REVOLUTION Medicines, Inc.
(b)
......... 649,279 12,803,782
Rocket Pharmaceuticals, Inc.
(b)
.......... 447,612 7,143,887
Sage Therapeutics, Inc. .............. 530,761 20,784,601
Sana Biotechnology, Inc.
(b)
............. 916,208 5,497,248
Sangamo Therapeutics, Inc.
(b)
.......... 1,218,215 5,969,253
Sorrento Therapeutics, Inc.
(b)
........... 3,318,651 5,210,282
SpringWorks Therapeutics, Inc. ......... 284,244 8,109,481
Stoke Therapeutics, Inc. .............. 226,450 2,907,618
Sutro Biopharma, Inc.
(b)
............... 502,505 2,788,903
Syndax Pharmaceuticals, Inc.
(b)
......... 413,101 9,926,817
Talaris Therapeutics, Inc. ............. 224,561 590,595
Tango Therapeutics, Inc.
(b)
............. 471,409 1,706,501
Tenaya Therapeutics, Inc. ............. 279,983 811,951
Tonix Pharmaceuticals Holding Corp. ..... 135 72
Travere Therapeutics, Inc. ............. 56,754 1,398,419
Twist Bioscience Corp.
(b)
.............. 177,051 6,239,277
Tyra Biosciences, Inc.
(b)
.............. 131,536 1,156,201
Vanda Pharmaceuticals, Inc. ........... 570,174 5,633,319
Vaxart , Inc.
(b)
...................... 1,005,747 2,192,528
VBI Vaccines, Inc.
(b)
................. 1,948,821 1,375,478
Vera Therapeutics, Inc., Class A
(b)
........ 13,969 297,679
Veracyte , Inc.
(b)
.................... 736,708 12,229,353
Verve Therapeutics, Inc.
(b)
............. 396,065 13,604,833
Vir Biotechnology, Inc. ............... 736,877 14,206,989
Viridian Therapeutics, Inc. ............. 69,790 1,431,393
VistaGen Therapeutics, Inc. ............ 2,928 445
Xencor , Inc.
(b)
..................... 583,411 15,157,018
Zentalis Pharmaceuticals, Inc.
(b)
......... 22,091 478,491
724,238,578
Building Products — 0.7%
American Woodmark Corp.
(a)
........... 160,406 7,035,407
Caesarstone Ltd. ................... 225,184 2,096,463
Gibraltar Industries, Inc.
(a)
............. 324,083 13,264,717

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Griffon Corp. ...................... 229,410 $ 6,772,183
JELD-WEN Holding, Inc.
(a)
............. 546,552 4,782,330
Quanex Building Products Corp. ......... 334,064 6,066,602
Resideo Technologies, Inc.
(a)
........... 1,478,939 28,188,578
UFP Industries, Inc. ................. 76,691 5,534,023
View, Inc., Class A
(a)(b)
................ 1,155,265 1,548,055
75,288,358
Capital Markets — 1.0%
Artisan Partners Asset Management, Inc.,
Class A ....................... 221,150 5,955,570
AssetMark Financial Holdings, Inc.
(a)
...... 215,664 3,944,495
Associated Capital Group, Inc., Class A
(b)
... 17,749 652,453
Bakkt Holdings, Inc., Class A
(a)(b)
......... 663,839 1,513,553
BGC Partners, Inc., Class A ............ 3,260,572 10,238,196
Brightsphere Investment Group, Inc. ...... 28,526 425,323
Cowen, Inc., Class A
(b)
............... 269,382 10,408,921
Donnelley Financial Solutions, Inc.
(a)(b)
..... 245,410 9,072,808
GAMCO Investors, Inc., Class A ......... 11,409 194,523
GCM Grosvenor, Inc., Class A .......... 66,192 522,255
Manning & Napier, Inc., Class A ......... 101,645 1,247,184
MarketWise , Inc., Class A
(a)
............ 139,378 317,782
Moelis & Co., Class A ................ 328,803 11,116,829
Oppenheimer Holdings, Inc., Class A, NVS . 84,431 2,615,672
Perella Weinberg Partners, Class A ....... 21,718 137,475
Piper Sandler Cos. .................. 174,580 18,285,509
Sculptor Capital Management, Inc., Class A . 155,735 1,376,697
Silvercrest Asset Management Group, Inc.,
Class A
(b)
...................... 13,123 214,561
StoneX Group, Inc.
(a)
................ 160,201 13,287,071
Value Line, Inc. .................... 2,027 88,985
Victory Capital Holdings, Inc., Class A ..... 121,131 2,823,564
Virtus Investment Partners, Inc. ......... 63,496 10,128,882
104,568,308
Chemicals — 1.4%
AdvanSix , Inc. ..................... 183,216 5,881,234
American Vanguard Corp. ............. 40,396 755,405
Amyris , Inc.
(a)(b)
.................... 1,775,778 5,185,272
Avient Corp. ...................... 249,825 7,569,698
Chase Corp. ...................... 56,751 4,742,681
Danimer Scientific, Inc., Class A
(a)(b)
....... 919,362 2,712,118
Ecovyst , Inc.
(a)
..................... 768,660 6,487,490
FutureFuel Corp. ................... 303,908 1,835,604
Hawkins, Inc. ..................... 75,138 2,929,631
HB Fuller Co. ..................... 77,117 4,634,732
Innospec , Inc.
(b)
.................... 39,625 3,394,674
Intrepid Potash, Inc.
(a)(b)
............... 113,444 4,488,979
Koppers Holdings, Inc.
(b)
.............. 205,375 4,267,692
Mativ Holdings, Inc. ................. 519,640 11,473,651
Minerals Technologies, Inc. ............ 330,862 16,347,891
Origin Materials, Inc., Class A
(a)(b)
........ 402,939 2,079,165
Perimeter Solutions SA
(a)
.............. 1,242,894 9,955,581
PureCycle Technologies, Inc.
(a)(b)
......... 232,991 1,880,237
Quaker Chemical Corp.
(b)
............. 46,957 6,779,652
Rayonier Advanced Materials, Inc.
(a)
...... 638,726 2,011,987
Sensient Technologies Corp. ........... 24,541 1,701,673
Stepan Co.
(b)
...................... 196,427 18,399,317
Tredegar Corp. .................... 272,248 2,570,021
Trinseo plc ....................... 362,072 6,633,159
Tronox Holdings plc, Class A ........... 1,201,607 14,719,686
Valhi, Inc.
(b)
....................... 24,582 618,483
150,055,713
Security
Shares
Shares Value
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................. 686,538 $ 26,246,348
ACCO Brands Corp. ................. 944,094 4,626,061
ACV Auctions, Inc., Class A
(a)(b)
.......... 609,128 4,379,630
Brady Corp., Class A, NVS ............ 106,215 4,432,352
BrightView Holdings, Inc.
(a)(b)
........... 448,664 3,562,392
CompX International, Inc. ............. 15,929 258,687
CoreCivic , Inc.
(a)
................... 1,187,201 10,494,857
Deluxe Corp. ...................... 447,766 7,455,304
Ennis, Inc. ....................... 254,784 5,128,802
GEO Group, Inc. (The)
(a)
.............. 1,152,020 8,870,554
Harsco Corp.
(a)(b)
................... 815,108 3,048,504
Healthcare Services Group, Inc. ......... 395,798 4,785,198
Heritage-Crystal Clean, Inc.
(a)
........... 156,830 4,637,463
Interface, Inc. ..................... 106,230 955,008
KAR Auction Services, Inc.
(a)(b)
.......... 1,172,700 13,099,059
Kimball International, Inc., Class B ....... 364,810 2,294,655
Li-Cycle Holdings Corp.
(a)(b)
............ 865,830 4,606,215
Matthews International Corp., Class A ..... 310,080 6,948,893
MillerKnoll , Inc. .................... 776,826 12,118,486
NL Industries, Inc.
(b)
................. 82,787 639,943
Quad/Graphics, Inc., Class A
(a)(b)
......... 337,044 862,833
Steelcase, Inc., Class A .............. 898,014 5,855,051
UniFirst Corp. ..................... 153,746 25,864,689
Viad Corp.
(a)
...................... 209,756 6,624,094
VSE Corp. ....................... 107,044 3,789,358
171,584,436
Communications Equipment — 0.5%
ADTRAN Holdings, Inc. .............. 67,196 1,315,698
Aviat Networks, Inc.
(a)
................ 100,440 2,750,047
Calix, Inc.
(a)(b)
...................... 125,279 7,659,558
Comtech Telecommunications Corp. ...... 265,782 2,660,478
Digi International, Inc.
(a)(b)
............. 231,145 7,990,682
Inseego Corp.
(a)(b)
................... 688,082 1,424,330
NETGEAR, Inc.
(a)(b)
.................. 286,849 5,748,454
NetScout Systems, Inc.
(a)
............. 699,587 21,911,065
Ribbon Communications, Inc.
(a)(b)
........ 722,098 1,603,057
53,063,369
Construction & Engineering — 0.9%
API Group Corp.
(a)(b)
................. 2,114,924 28,065,042
Arcosa , Inc. ...................... 494,404 28,270,021
Argan , Inc. ....................... 135,897 4,371,807
Concrete Pumping Holdings, Inc.
(a)(b)
...... 263,041 1,696,614
Fluor Corp.
(a)
...................... 127,325 3,169,119
Granite Construction, Inc. ............. 452,409 11,486,665
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 502,190 3,806,600
IES Holdings, Inc.
(a)
................. 28,676 792,031
Northwest Pipe Co.
(a)(b)
............... 78,261 2,199,134
Primoris Services Corp. .............. 512,372 8,326,045
Sterling Infrastructure, Inc.
(a)(b)
.......... 50,237 1,078,588
Tutor Perini Corp.
(a)
................. 429,743 2,372,181
95,633,847
Construction Materials — 0.3%
Summit Materials, Inc., Class A
(a)(b)
....... 1,212,876 29,060,509
United States Lime & Minerals, Inc. ....... 5,558 568,028
29,628,537
Consumer Finance — 1.2%
Atlanticus Holdings Corp.
(a)(b)
........... 18,122 475,340
Bread Financial Holdings, Inc. .......... 388,800 12,227,760
Consumer Portfolio Services, Inc.
(a)(b)
...... 105,804 769,195
Curo Group Holdings Corp. ............ 67,452 270,482
Encore Capital Group, Inc.
(a)(b)
.......... 240,587 10,941,897
Enova International, Inc.
(a)
............. 319,536 9,352,819

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
EZCORP, Inc., Class A, NVS
(a)(b)
......... 504,958 $ 3,893,226
FirstCash Holdings, Inc. .............. 198,192 14,537,383
Green Dot Corp., Class A
(a)
............ 439,592 8,343,456
LendingClub Corp.
(a)
................. 991,208 10,952,848
Moneylion , Inc., Class A
(a)(b)
............ 1,267,319 1,131,209
Navient Corp. ..................... 1,142,341 16,780,989
Nelnet, Inc., Class A
(b)
................ 148,614 11,768,743
Oportun Financial Corp.
(a)
............. 288,716 1,261,689
OppFi , Inc., Class A
(a)(b)
............... 131,990 303,577
PRA Group, Inc.
(a)(b)
................. 391,217 12,855,391
PROG Holdings, Inc.
(a)
............... 433,164 6,488,797
Regional Management Corp. ........... 79,439 2,227,470
Sunlight Financial Holdings, Inc.
(a)(b)
...... 243,471 301,904
World Acceptance Corp.
(a)(b)
............ 12,166 1,177,912
126,062,087
Containers & Packaging — 0.3%
Cryptyde , Inc.
(a)(b)
................... 193,179 133,815
Greif, Inc., Class A, NVS .............. 225,662 13,442,686
Greif, Inc., Class B .................. 47,404 2,882,163
O-I Glass, Inc.
(a)(b)
................... 298,822 3,869,745
Pactiv Evergreen, Inc. ............... 447,857 3,909,792
Ranpak Holdings Corp., Class A
(a)(b)
...... 438,394 1,499,307
TriMas Corp.
(b)
..................... 424,120 10,632,688
36,370,196
Distributors — 0.0%
Weyco Group, Inc. .................. 59,026 1,200,589
Diversified Consumer Services — 1.0%
2U, Inc.
(a)(b)
....................... 772,026 4,825,163
Adtalem Global Education, Inc.
(a)(b)
....... 459,366 16,743,891
American Public Education, Inc.
(a)(b)
....... 187,218 1,711,173
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 926,745 936,012
European Wax Center, Inc., Class A ...... 16,392 302,432
Frontdoor , Inc.
(a)(b)
.................. 842,386 17,176,251
Graham Holdings Co., Class B .......... 37,993 20,439,474
Laureate Education, Inc. .............. 1,097,440 11,577,992
Perdoceo Education Corp.
(a)(b)
.......... 674,710 6,949,513
PowerSchool Holdings, Inc., Class A
(a)(b)
... 303,525 5,065,832
Rover Group, Inc., Class A
(a)(b)
.......... 43,968 146,853
StoneMor , Inc.
(a)(b)
.................. 286,474 982,606
Strategic Education, Inc. .............. 231,173 14,196,334
Vivint Smart Home, Inc., Class A
(a)(b)
...... 715,381 4,707,207
WW International, Inc.
(a)(b)
............. 539,924 2,121,901
107,882,634
Diversified Financial Services — 0.6%
Alerus Financial Corp. ............... 156,239 3,452,882
A-Mark Precious Metals, Inc. ........... 184,319 5,232,816
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 284,000 3,709,040
Cannae Holdings, Inc.
(a)(b)
............. 727,003 15,019,882
Compass Diversified Holdings .......... 637,092 11,505,882
Jackson Financial, Inc., Class A ......... 780,996 21,672,639
SWK Holdings Corp.
(a)(b)
.............. 35,607 605,319
61,198,460
Diversified Telecommunication Services — 0.5%
Anterix , Inc.
(a)(b)
.................... 135,748 4,848,919
ATN International, Inc. ............... 113,574 4,380,549
Bandwidth, Inc., Class A
(a)(b)
............ 195,747 2,329,389
Cogent Communications Holdings, Inc. .... 202,115 10,542,318
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 695,511 2,893,326
EchoStar Corp., Class A
(a)(b)
............ 343,885 5,663,786
Globalstar , Inc.
(a)(b)
.................. 1,156,248 1,838,434
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
IDT Corp., Class B
(a)(b)
................ 47,079 $ 1,168,972
Liberty Latin America Ltd., Class A
(a)
...... 387,601 2,399,250
Liberty Latin America Ltd., Class C, NVS
(a)
.. 1,570,864 9,660,814
Radius Global Infrastructure, Inc.
(a)(b)
...... 774,273 7,293,652
Starry Group Holdings, Inc., Class A
(a)(b)
.... 97,041 144,591
53,164,000
Electric Utilities — 1.3%
ALLETE, Inc. ..................... 587,714 29,415,086
MGE Energy, Inc.
(b)
................. 214,884 14,102,837
Otter Tail Corp. .................... 233,204 14,346,710
PNM Resources, Inc. ................ 872,917 39,918,494
Portland General Electric Co. ........... 915,828 39,801,885
Via Renewables, Inc., Class A .......... 32,626 225,446
137,810,458
Electrical Equipment — 0.6%
Allied Motion Technologies, Inc. ......... 13,051 373,520
AZZ, Inc. ........................ 243,758 8,899,605
Encore Wire Corp.
(b)
................. 188,623 21,793,501
EnerSys
(b)
........................ 369,743 21,507,950
ESS Tech, Inc.
(a)(b)
.................. 75,371 308,267
FuelCell Energy, Inc.
(a)(b)
.............. 1,102,128 3,758,256
NuScale Power Corp., Class A
(a)(b)
........ 317,531 3,708,762
Powell Industries, Inc. ................ 91,299 1,924,583
Preformed Line Products Co. ........... 25,821 1,837,164
Stem, Inc.
(a)(b)
..................... 83,376 1,112,236
Thermon Group Holdings, Inc.
(a)
......... 331,521 5,108,739
70,332,583
Electronic Equipment, Instruments & Components — 1.9%
908 Devices, Inc.
(a)(b)
................. 170,704 2,808,081
Aeva Technologies, Inc.
(a)
............. 921,522 1,723,246
Akoustis Technologies, Inc.
(a)(b)
.......... 59,229 175,910
Belden, Inc.
(b)
..................... 207,790 12,471,556
Benchmark Electronics, Inc. ........... 355,628 8,812,462
Cepton , Inc.
(a)(b)
.................... 84,089 164,814
ePlus , Inc.
(a)(b)
..................... 66,888 2,778,528
Evolv Technologies Holdings, Inc.
(a)(b)
..... 842,983 1,787,124
FARO Technologies, Inc.
(a)(b)
........... 169,965 4,663,840
Insight Enterprises, Inc.
(a)
............. 51,312 4,228,622
Itron , Inc.
(a)(b)
...................... 425,622 17,922,942
Kimball Electronics, Inc.
(a)(b)
............ 241,369 4,139,478
Knowles Corp.
(a)(b)
.................. 911,325 11,090,825
Methode Electronics, Inc. ............. 372,707 13,846,065
Mirion Technologies, Inc., Class A
(a)(b)
..... 1,387,689 10,366,037
nLight , Inc.
(a)(b)
..................... 448,299 4,236,426
OSI Systems, Inc.
(a)
................. 145,046 10,452,015
Ouster, Inc., Class A
(a)(b)
.............. 1,504,265 1,449,209
PAR Technology Corp.
(a)(b)
............. 169,942 5,018,387
PC Connection, Inc. ................. 114,246 5,151,352
Plexus Corp.
(a)(b)
.................... 40,143 3,514,921
Sanmina Corp.
(a)(b)
.................. 582,849 26,857,682
ScanSource , Inc.
(a)
.................. 257,344 6,796,455
TTM Technologies, Inc.
(a)
.............. 1,031,607 13,596,580
Velodyne Lidar, Inc.
(a)(b)
............... 1,890,850 1,790,824
Vishay Intertechnology , Inc. ............ 1,352,668 24,063,964
Vishay Precision Group, Inc.
(a)
.......... 124,515 3,684,399
203,591,744
Energy Equipment & Services — 1.4%
Archrock , Inc. ..................... 1,373,212 8,816,021
Borr Drilling Ltd.
(a)(b)
................. 1,074,700 3,568,004
Bristow Group, Inc.
(a)
................ 236,740 5,561,023
Diamond Offshore Drilling, Inc.
(a)
......... 1,021,120 6,770,025
DMC Global, Inc.
(a)
.................. 144,841 2,314,559

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Dril -Quip, Inc.
(a)(b)
................... 347,029 $ 6,774,006
Expro Group Holdings NV
(a)(b)
........... 795,802 10,138,517
Helix Energy Solutions Group, Inc.
(a)
...... 1,472,877 5,685,305
Helmerich & Payne, Inc. .............. 1,050,779 38,847,300
Nabors Industries Ltd.
(a)(b)
............. 11,784 1,195,487
National Energy Services Reunited Corp.
(a)(b)
391,705 2,326,728
Newpark Resources, Inc.
(a)
............ 876,211 2,208,052
Noble Corp. plc
(a)(b)
.................. 619,586 18,327,354
Oceaneering International, Inc.
(a)
........ 105,005 835,840
Oil States International, Inc.
(a)(b)
......... 638,204 2,482,613
Patterson-UTI Energy, Inc. ............ 706,702 8,254,279
ProFrac Holding Corp., Class A
(a)
........ 72,815 1,107,516
ProPetro Holding Corp.
(a)(b)
............ 899,941 7,244,525
Select Energy Services, Inc., Class A
(a)
.... 735,880 5,129,084
Tidewater, Inc.
(a)(b)
.................. 434,987 9,439,218
US Silica Holdings, Inc.
(a)(b)
............ 642,625 7,036,744
154,062,200
Entertainment — 0.3%
(b)
Cinemark Holdings, Inc.
(a)
............. 238,210 2,884,723
IMAX Corp.
(a)
..................... 197,701 2,791,538
Lions Gate Entertainment Corp., Class A
(a)
.. 594,729 4,418,837
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 1,168,984 8,124,439
Madison Square Garden Entertainment Corp.
(a)
264,367 11,655,941
Marcus Corp. (The) ................. 250,990 3,486,251
Playstudios , Inc., Class A
(a)
............ 406,610 1,419,069
Reservoir Media, Inc.
(a)
............... 36,649 178,847
Skillz , Inc., Class A
(a)
................ 3,251,899 3,316,937
38,276,582
Equity Real Estate Investment Trusts (REITs) — 10.1%
Acadia Realty Trust ................. 893,444 11,275,263
Agree Realty Corp.
(b)
................ 806,516 54,504,351
Alexander & Baldwin, Inc. ............. 740,040 12,269,863
American Assets Trust, Inc. ............ 504,563 12,977,360
Apartment Investment and Management Co.,
Class A ....................... 1,530,522 11,172,811
Apple Hospitality REIT, Inc. ............ 2,206,433 31,022,448
Armada Hoffler Properties, Inc. ......... 672,644 6,982,045
Ashford Hospitality Trust, Inc.
(a)(b)
........ 359,786 2,450,143
Bluerock Residential Growth REIT, Inc. .... 186,509 4,989,116
Braemar Hotels & Resorts, Inc. ......... 696,732 2,995,948
Brandywine Realty Trust .............. 1,723,046 11,630,560
Broadstone Net Lease, Inc. ............ 1,719,951 26,710,839
BRT Apartments Corp. ............... 118,543 2,407,608
CareTrust REIT, Inc. ................. 908,618 16,455,072
CBL & Associates Properties, Inc. ........ 227,480 5,825,763
Centerspace ...................... 154,739 10,417,029
Chatham Lodging Trust
(a)
............. 494,242 4,878,168
City Office REIT, Inc. ................ 411,699 4,104,639
Clipper Realty, Inc. .................. 27,764 193,515
Community Healthcare Trust, Inc. ........ 97,998 3,209,434
Corporate Office Properties Trust ........ 1,019,957 23,693,601
CTO Realty Growth, Inc. .............. 183,313 3,435,286
DiamondRock Hospitality Co. ........... 2,141,312 16,081,253
Diversified Healthcare Trust ............ 2,451,426 2,427,157
Easterly Government Properties, Inc. ..... 918,760 14,488,845
Empire State Realty Trust, Inc., Class A
(b)
... 1,368,260 8,975,786
Equity Commonwealth ............... 1,084,271 26,412,842
Essential Properties Realty Trust, Inc. ..... 1,301,010 25,304,644
Farmland Partners, Inc.
(b)
............. 483,912 6,131,165
Four Corners Property Trust, Inc. ........ 751,564 18,180,333
Franklin Street Properties Corp. ......... 1,008,495 2,652,342
Getty Realty Corp. .................. 423,873 11,397,945
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Commercial Corp. ........... 35,427 $ 549,118
Gladstone Land Corp.
(b)
.............. 150,836 2,730,132
Global Medical REIT, Inc. ............. 616,214 5,250,143
Global Net Lease, Inc. ............... 1,058,821 11,276,444
Hersha Hospitality Trust, Class A ........ 299,729 2,391,837
Independence Realty Trust, Inc. ......... 2,263,942 37,875,750
Indus Realty Trust, Inc. ............... 53,389 2,795,982
Industrial Logistics Properties Trust ....... 629,396 3,461,678
InvenTrust Properties Corp. ............ 691,378 14,747,093
iStar , Inc. ........................ 704,136 6,520,299
Kite Realty Group Trust ............... 2,226,295 38,336,800
LTC Properties, Inc. ................. 404,444 15,146,428
LXP Industrial Trust ................. 2,821,285 25,842,971
Macerich Co. (The) ................. 2,208,747 17,537,451
National Health Investors, Inc. .......... 440,003 24,873,370
Necessity Retail REIT, Inc. (The), Class A .. 1,378,045 8,102,905
NETSTREIT Corp. .................. 618,032 11,007,150
NexPoint Residential Trust, Inc. ......... 12,219 564,640
Office Properties Income Trust .......... 495,081 6,955,888
One Liberty Properties, Inc.
(b)
........... 163,551 3,437,842
Orion Office REIT, Inc. ............... 589,033 5,154,039
Paramount Group, Inc. ............... 1,965,132 12,242,772
Pebblebrook Hotel Trust
(b)
............. 1,326,559 19,248,371
Physicians Realty Trust ............... 2,304,404 34,658,236
Piedmont Office Realty Trust, Inc., Class A .. 1,252,741 13,228,945
Plymouth Industrial REIT, Inc. .......... 382,576 6,431,103
Postal Realty Trust, Inc., Class A ........ 73,655 1,080,519
PotlatchDeltic Corp. ................. 739,835 30,362,828
Retail Opportunity Investments Corp. ..... 1,235,772 17,004,223
RLJ Lodging Trust .................. 1,638,572 16,582,349
RPT Realty ....................... 859,219 6,495,696
Ryman Hospitality Properties, Inc. ....... 549,597 40,444,843
Sabra Health Care REIT, Inc. ........... 2,359,713 30,959,435
Safehold , Inc. ..................... 86,666 2,293,182
Saul Centers, Inc. .................. 12,731 477,412
Service Properties Trust .............. 1,665,489 8,643,888
SITE Centers Corp. ................. 2,013,335 21,562,818
STAG Industrial, Inc. ................ 1,844,038 52,426,000
Summit Hotel Properties, Inc. ........... 1,064,827 7,155,637
Sunstone Hotel Investors, Inc. .......... 2,169,098 20,432,903
Terreno Realty Corp. ................ 759,888 40,266,465
UMH Properties, Inc. ................ 85,177 1,375,609
Uniti Group, Inc. ................... 2,422,300 16,834,985
Urban Edge Properties ............... 1,176,959 15,700,633
Urstadt Biddle Properties, Inc., Class A .... 297,985 4,621,747
Veris Residential, Inc.
(a)
............... 874,989 9,948,625
Washington REIT ................... 890,437 15,636,074
Whitestone REIT ................... 473,694 4,007,451
Xenia Hotels & Resorts, Inc. ........... 1,169,701 16,130,177
1,106,464,060
Food & Staples Retailing — 0.7%
Andersons, Inc. (The) ................ 327,133 10,150,937
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 103,425 2,996,222
HF Foods Group, Inc.
(a)(b)
.............. 365,696 1,415,244
Ingles Markets, Inc., Class A ........... 145,684 11,539,630
Natural Grocers by Vitamin Cottage, Inc. ... 15,896 171,518
PriceSmart , Inc.
(b)
................... 92,060 5,301,735
Rite Aid Corp.
(a)(b)
................... 301,979 1,494,796
SpartanNash Co. ................... 362,189 10,510,725
United Natural Foods, Inc.
(a)
............ 552,368 18,984,888
Village Super Market, Inc., Class A ....... 87,449 1,690,389
Weis Markets, Inc.
(b)
................. 168,196 11,982,283
76,238,367

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
48
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 1.1%
Alico , Inc. ........................ 62,694 $ 1,770,479
AppHarvest , Inc.
(a)(b)
................. 776,559 1,529,821
B&G Foods, Inc.
(b)
.................. 719,816 11,869,766
Benson Hill, Inc.
(a)(b)
................. 892,328 2,444,979
Cal-Maine Foods, Inc.
(b)
.............. 31,530 1,752,753
Fresh Del Monte Produce, Inc. .......... 309,696 7,197,335
Hain Celestial Group, Inc. (The)
(a)(b)
....... 766,872 12,944,799
Hostess Brands, Inc., Class A
(a)(b)
........ 1,387,173 32,237,900
John B Sanfilippo & Son, Inc. ........... 35,002 2,650,701
Lancaster Colony Corp. .............. 30,707 4,614,648
Landec Corp.
(a)(b)
................... 262,511 2,333,723
Mission Produce, Inc.
(a)
............... 354,432 5,125,087
Seneca Foods Corp., Class A
(a)(b)
........ 54,610 2,754,528
Sovos Brands, Inc.
(a)(b)
............... 114,969 1,637,159
SunOpta , Inc.
(a)(b)
................... 66,650 606,515
Tattooed Chef, Inc., Class A
(a)(b)
......... 27,523 137,065
Tootsie Roll Industries, Inc. ............ 22,272 741,212
TreeHouse Foods, Inc.
(a)(b)
............. 519,148 22,022,258
Utz Brands, Inc., Class A
(b)
............ 87,582 1,322,488
Whole Earth Brands, Inc., Class A
(a)
...... 417,222 1,602,132
117,295,348
Gas Utilities — 2.0%
Chesapeake Utilities Corp. ............ 75,646 8,728,792
New Jersey Resources Corp. ........... 910,130 35,222,031
Northwest Natural Holding Co. .......... 354,079 15,359,947
ONE Gas, Inc. ..................... 551,980 38,853,872
South Jersey Industries, Inc. ........... 1,253,645 41,896,816
Southwest Gas Holdings, Inc. .......... 622,465 43,416,934
Spire, Inc. ........................ 526,045 32,788,385
216,266,777
Health Care Equipment & Supplies — 1.1%
Alphatec Holdings, Inc.
(a)(b)
............. 75,168 656,968
AngioDynamics , Inc.
(a)(b)
.............. 378,480 7,743,701
Artivion , Inc.
(a)(b)
.................... 61,539 851,700
AtriCure , Inc.
(a)(b)
................... 162,831 6,366,692
Avanos Medical, Inc.
(a)
............... 474,946 10,344,324
BioLife Solutions, Inc.
(a)(b)
.............. 320,019 7,280,432
Bioventus , Inc., Class A
(a)(b)
............ 319,493 2,236,451
Butterfly Network, Inc., Class A
(a)(b)
....... 1,359,747 6,390,811
Cardiovascular Systems, Inc.
(a)
.......... 178,517 2,474,246
CryoPort , Inc.
(a)(b)
................... 82,082 1,999,517
Cue Health, Inc.
(a)(b)
................. 1,134,162 3,413,828
Embecta Corp. .................... 79,738 2,295,657
Figs, Inc., Class A
(a)(b)
................ 192,241 1,585,988
Inari Medical, Inc.
(a)(b)
................ 43,824 3,183,375
Inogen , Inc.
(a)
..................... 223,754 5,432,747
Integer Holdings Corp.
(a)(b)
............. 335,327 20,867,399
LivaNova plc
(a)(b)
.................... 131,309 6,666,558
Merit Medical Systems, Inc.
(a)
........... 80,918 4,572,676
Nano-X Imaging Ltd.
(a)(b)
.............. 427,055 4,898,321
Neogen Corp.
(a)(b)
................... 93,184 1,301,780
OraSure Technologies, Inc.
(a)
........... 738,733 2,799,798
Orthofix Medical, Inc.
(a)
............... 196,623 3,757,466
RxSight , Inc.
(a)(b)
.................... 13,602 163,224
SeaSpine Holdings Corp.
(a)
............ 355,285 2,018,019
Sight Sciences, Inc.
(a)(b)
............... 198,160 1,258,316
Tactile Systems Technology, Inc.
(a)
....... 128,704 1,002,604
Utah Medical Products, Inc. ............ 4,341 370,331
Varex Imaging Corp.
(a)(b)
.............. 389,404 8,232,001
ViewRay , Inc.
(a)(b)
................... 164,138 597,462
Zimvie , Inc.
(a)
...................... 213,117 2,103,465
122,865,857
Security
Shares
Shares Value
Health Care Providers & Services — 1.9%
1Life Healthcare, Inc.
(a)(b)
.............. 1,838,520 $ 31,530,618
23andMe Holding Co., Class A
(a)(b)
....... 1,519,622 4,346,119
Accolade, Inc.
(a)(b)
................... 666,789 7,614,730
AdaptHealth Corp.
(a)(b)
................ 739,448 13,886,833
Addus HomeCare Corp.
(a)
............. 95,256 9,072,181
ATI Physical Therapy, Inc., Class A
(a)(b)
..... 755,522 755,522
Aveanna Healthcare Holdings, Inc.
(a)
...... 453,682 680,523
Brookdale Senior Living, Inc.
(a)(b)
......... 1,898,769 8,107,744
CareMax , Inc., Class A
(a)(b)
............. 615,969 4,367,220
Castle Biosciences, Inc.
(a)(b)
............ 252,288 6,579,671
Community Health Systems, Inc.
(a)
....... 1,287,166 2,767,407
Covetrus , Inc.
(a)
.................... 1,078,063 22,509,955
Cross Country Healthcare, Inc.
(a)(b)
....... 327,008 9,277,217
Fulgent Genetics, Inc.
(a)(b)
............. 219,484 8,366,730
Hims & Hers Health, Inc., Class A
(a)(b)
..... 182,956 1,020,895
Innovage Holding Corp.
(a)
............. 169,464 996,448
Invitae Corp.
(a)(b)
.................... 2,437,434 5,996,088
LifeStance Health Group, Inc.
(a)(b)
........ 686,224 4,542,803
ModivCare , Inc.
(a)(b)
.................. 89,276 8,899,032
National HealthCare Corp. ............. 125,675 7,960,255
OPKO Health, Inc.
(a)(b)
................ 4,147,640 7,839,040
Owens & Minor, Inc. ................. 665,712 16,043,659
P3 Health Partners, Inc., Class A
(a)(b)
...... 110,331 509,729
Patterson Cos., Inc. ................. 193,354 4,644,363
Pediatrix Medical Group, Inc.
(a)(b)
......... 846,267 13,971,868
PetIQ , Inc., Class A
(a)(b)
............... 57,268 395,149
Select Medical Holdings Corp. .......... 159,492 3,524,773
Sema4 Holdings Corp., Class A
(a)(b)
....... 1,619,433 1,421,053
Surgery Partners, Inc.
(a)(b)
............. 43,639 1,021,153
208,648,778
Health Care Technology — 0.6%
(a)
Allscripts Healthcare Solutions, Inc.
(b)
..... 1,114,847 16,979,120
American Well Corp., Class A .......... 2,348,861 8,432,411
Computer Programs & Systems, Inc. ...... 142,943 3,985,251
Convey Health Solutions Holdings, Inc.
(b)
... 159,009 1,671,184
Health Catalyst, Inc.
(b)
................ 565,007 5,480,568
HealthStream , Inc. .................. 235,848 5,014,128
Multiplan Corp., Class A
(b)
............. 3,853,956 11,022,314
NextGen Healthcare, Inc.
(b)
............ 309,579 5,479,548
Pear Therapeutics, Inc., Class A
(b)
........ 358,245 730,820
Phreesia , Inc. ..................... 262,254 6,682,232
Sharecare , Inc., Class A
(b)
............. 2,966,523 5,636,394
71,113,970
Hotels, Restaurants & Leisure — 1.4%
Bally's Corp.
(a)(b)
.................... 370,415 7,319,400
Biglari Holdings, Inc., Class B, NVS
(a)(b)
.... 7,651 884,456
BJ's Restaurants, Inc.
(a)
............... 234,792 5,599,789
Bloomin ' Brands, Inc. ................ 244,503 4,481,740
Bluegreen Vacations Holding Corp. ....... 106,843 1,765,046
Bowlero Corp.
(a)(b)
................... 408,849 5,032,931
Brinker International, Inc.
(a)(b)
........... 45,605 1,139,213
Century Casinos, Inc.
(a)
............... 47,604 312,282
Chuy's Holdings, Inc.
(a)
............... 189,596 4,394,835
Denny's Corp.
(a)(b)
................... 160,326 1,508,668
Dine Brands Global, Inc. .............. 19,715 1,253,085
El Pollo Loco Holdings, Inc.
(a)
........... 196,823 1,755,661
Everi Holdings, Inc.
(a)(b)
............... 407,559 6,610,607
First Watch Restaurant Group, Inc.
(a)(b)
..... 70,049 1,014,310
Full House Resorts, Inc.
(a)(b)
............ 246,417 1,384,864
Inspirato , Inc., Class A
(a)(b)
............. 198,891 469,383
Inspired Entertainment, Inc.
(a)
........... 66,826 590,074
International Game Technology plc ....... 777,091 12,278,038
Jack in the Box, Inc. ................. 186,056 13,781,168

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Krispy Kreme, Inc.
(b)
................. 542,435 $ 6,254,276
Life Time Group Holdings, Inc.
(a)(b)
........ 421,726 4,111,828
Light & Wonder, Inc., Class A
(a)(b)
........ 965,059 41,381,730
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 315,512 2,132,861
Papa John's International, Inc. .......... 94,322 6,603,483
RCI Hospitality Holdings, Inc.
(b)
.......... 6,366 415,954
Red Rock Resorts, Inc., Class A ......... 286,175 9,804,356
SeaWorld Entertainment, Inc.
(a)(b)
........ 213,185 9,702,049
Vacasa , Inc., Class A
(a)(b)
.............. 1,141,785 3,505,280
Xponential Fitness, Inc., Class A
(a)(b)
...... 124,937 2,281,350
157,768,717
Household Durables — 1.6%
Aterian , Inc.
(a)(b)
.................... 624,442 774,308
Beazer Homes USA, Inc.
(a)
............ 296,599 2,868,112
Century Communities, Inc. ............ 274,059 11,724,244
Ethan Allen Interiors, Inc. ............. 225,524 4,767,577
GoPro, Inc., Class A
(a)(b)
............... 1,312,175 6,469,023
Green Brick Partners, Inc.
(a)
............ 197,343 4,219,193
iRobot Corp.
(a)(b)
.................... 33,385 1,880,577
KB Home ........................ 660,097 17,109,714
Landsea Homes Corp.
(a)
.............. 86,324 411,766
La-Z-Boy, Inc. ..................... 436,917 9,861,217
Legacy Housing Corp.
(a)
.............. 87,652 1,503,232
LGI Homes, Inc.
(a)(b)
................. 195,698 15,923,946
Lifetime Brands, Inc.
(b)
............... 128,220 868,049
M/I Homes, Inc.
(a)
................... 236,111 8,554,302
MDC Holdings, Inc. ................. 438,230 12,016,267
Meritage Homes Corp.
(a)
.............. 347,225 24,399,501
Purple Innovation, Inc.
(a)(b)
............. 513,905 2,081,315
Snap One Holdings Corp.
(a)
............ 181,089 1,836,242
Taylor Morrison Home Corp.
(a)(b)
......... 981,183 22,881,188
Traeger , Inc.
(a)(b)
.................... 337,003 950,348
TRI Pointe Homes, Inc.
(a)(b)
............ 933,114 14,099,353
Tupperware Brands Corp.
(a)
............ 439,692 2,879,983
Universal Electronics, Inc.
(a)
............ 123,063 2,420,649
Vuzix Corp.
(a)(b)
.................... 88,560 512,762
Weber, Inc., Class A
(b)
................ 277,066 1,820,324
172,833,192
Household Products — 0.1%
(a)
Central Garden & Pet Co. ............. 62,378 2,248,103
Central Garden & Pet Co., Class A, NVS ... 266,847 9,115,494
11,363,597
Independent Power and Renewable Electricity Producers
— 0.4%
(b)
Altus Power, Inc., Class A
(a)
............ 287,315 3,163,338
Ormat Technologies, Inc. .............. 205,201 17,688,326
Sunnova Energy International, Inc.
(a)
...... 1,012,533 22,356,729
43,208,393
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A ....... 31,362 693,100
Insurance — 2.6%
Ambac Financial Group, Inc.
(a)
.......... 456,769 5,823,805
American Equity Investment Life Holding Co. 744,322 27,755,767
AMERISAFE, Inc. .................. 199,719 9,332,869
Argo Group International Holdings Ltd. .... 325,688 6,272,751
Bright Health Group, Inc.
(a)(b)
........... 1,987,666 2,087,049
CNO Financial Group, Inc. ............. 1,169,677 21,019,096
Crawford & Co., Class A, NVS .......... 178,216 1,022,960
Donegal Group, Inc., Class A ........... 165,500 2,232,595
eHealth, Inc.
(a)
..................... 192,446 752,464
Employers Holdings, Inc. .............. 273,285 9,425,600
Enstar Group Ltd.
(a)(b)
................ 115,856 19,648,019
Security
Shares
Shares Value
Insurance (continued)
Genworth Financial, Inc., Class A
(a)
....... 4,867,798 $ 17,037,293
Goosehead Insurance, Inc., Class A
(a)
..... 26,824 956,007
Greenlight Capital Re Ltd., Class A
(a)
...... 259,813 1,933,009
Hippo Holdings, Inc.
(a)(b)
............... 162,208 3,005,712
Horace Mann Educators Corp. .......... 404,953 14,290,791
Investors Title Co. .................. 11,093 1,564,113
James River Group Holdings Ltd. ........ 355,738 8,114,384
Lemonade, Inc.
(a)(b)
.................. 477,961 10,123,214
MBIA, Inc.
(a)(b)
..................... 484,413 4,456,599
Mercury General Corp. ............... 278,732 7,921,563
National Western Life Group, Inc., Class A .. 24,582 4,198,605
NI Holdings, Inc.
(a)
.................. 88,714 1,185,219
Oscar Health, Inc., Class A
(a)(b)
.......... 1,220,836 6,091,972
ProAssurance Corp. ................. 537,580 10,488,186
Root, Inc., Class A
(a)(b)
................ 79,922 629,785
Safety Insurance Group, Inc. ........... 140,680 11,473,861
Selective Insurance Group, Inc.
(b)
........ 612,527 49,859,698
Selectquote , Inc.
(a)
.................. 1,359,167 992,192
SiriusPoint Ltd.
(a)
................... 879,384 4,352,951
Stewart Information Services Corp. ....... 257,830 11,251,701
Tiptree, Inc. ...................... 250,714 2,697,683
Trean Insurance Group, Inc.
(a)
.......... 224,955 764,847
United Fire Group, Inc. ............... 215,013 6,177,323
Universal Insurance Holdings, Inc. ....... 223,474 2,201,219
287,140,902
Interactive Media & Services — 0.6%
(a)
Arena Group Holdings, Inc. (The)
(b)
....... 30,902 404,816
Bumble, Inc., Class A
(b)
............... 879,552 18,901,572
Cars.com, Inc. ..................... 591,207 6,798,881
DHI Group, Inc. .................... 66,418 357,329
Eventbrite, Inc., Class A
(b)
............. 94,788 576,311
fuboTV , Inc.
(b)
..................... 1,809,488 6,423,682
Leafly Holdings, Inc.
(b)
................ 113,644 77,164
Outbrain , Inc.
(b)
.................... 398,469 1,454,412
QuinStreet , Inc.
(b)
................... 491,717 5,163,029
TrueCar , Inc. ...................... 939,382 1,418,467
Vinco Ventures, Inc.
(b)
................ 963,210 896,941
Ziff Davis, Inc.
(b)
.................... 377,432 25,846,543
68,319,147
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 269,612 1,749,782
1stdibs.com, Inc.
(a)
.................. 240,830 1,514,821
aka Brands Holding Corp.
(a)(b)
........... 131,776 191,075
BARK, Inc.
(a)(b)
..................... 1,202,084 2,187,793
Boxed, Inc.
(a)(b)
..................... 564,455 520,427
ContextLogic , Inc., Class A
(a)(b)
.......... 5,972,965 4,383,559
Duluth Holdings, Inc., Class B
(a)(b)
........ 69,169 486,950
Groupon, Inc.
(a)(b)
................... 203,902 1,623,060
Lands' End, Inc.
(a)(b)
................. 155,630 1,201,464
Liquidity Services, Inc.
(a)
.............. 121,385 1,973,720
Overstock.com, Inc.
(a)(b)
............... 437,820 10,660,917
PetMed Express, Inc. ................ 38,518 751,871
Porch Group, Inc.
(a)(b)
................ 858,821 1,932,347
Poshmark , Inc., Class A
(a)
............. 469,991 7,364,759
Qurate Retail, Inc. .................. 3,589,923 7,215,745
RealReal , Inc. (The)
(a)(b)
............... 744,218 1,116,327
RumbleON , Inc., Class B
(a)(b)
........... 103,441 1,750,222
Stitch Fix, Inc., Class A
(a)(b)
............. 503,451 1,988,631
ThredUp , Inc., Class A
(a)(b)
............. 506,118 931,257
Vivid Seats, Inc., Class A
(b)
............ 191,072 1,463,612
51,008,339

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
50
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 0.8%
AvidXchange Holdings, Inc.
(a)(b)
.......... 161,588 $ 1,360,571
Brightcove , Inc.
(a)
................... 135,425 853,178
Cantaloupe, Inc.
(a)(b)
................. 249,999 869,997
Cass Information Systems, Inc. ......... 121,573 4,217,367
Conduent , Inc.
(a)(b)
.................. 1,751,669 5,850,574
Core Scientific, Inc.
(a)(b)
............... 2,521,070 3,277,391
Edgio , Inc.
(a)
...................... 81,373 226,217
Fastly , Inc., Class A
(a)(b)
............... 1,140,711 10,448,913
Hackett Group, Inc. (The) ............. 27,282 483,437
Information Services Group, Inc. ......... 192,283 915,267
Maximus, Inc. ..................... 36,863 2,133,262
MoneyGram International, Inc.
(a)(b)
........ 956,120 9,943,648
Paysafe Ltd.
(a)(b)
.................... 3,532,009 4,874,172
PFSweb , Inc.
(a)
.................... 166,321 1,550,112
Rackspace Technology, Inc.
(a)(b)
......... 598,720 2,442,778
Repay Holdings Corp., Class A
(a)(b)
....... 906,468 6,399,664
Sabre Corp.
(a)(b)
.................... 2,646,176 13,627,806
SolarWinds Corp.
(a)
................. 505,795 3,919,911
Squarespace, Inc., Class A
(a)(b)
.......... 241,622 5,161,046
StoneCo Ltd., Class A
(a)(b)
............. 1,360,589 12,966,413
Unisys Corp.
(a)(b)
.................... 175,416 1,324,391
92,846,115
Leisure Products — 0.6%
Acushnet Holdings Corp.
(b)
............ 248,724 10,817,007
AMMO, Inc.
(a)(b)
.................... 884,625 2,591,951
Clarus Corp.
(b)
..................... 45,055 606,891
Johnson Outdoors, Inc., Class A ......... 53,380 2,738,928
Smith & Wesson Brands, Inc. ........... 432,967 4,489,868
Solo Brands, Inc., Class A
(a)(b)
........... 236,762 899,695
Sturm Ruger & Co., Inc. .............. 14,182 720,304
Topgolf Callaway Brands Corp.
(a)(b)
....... 1,430,894 27,559,018
Vista Outdoor, Inc.
(a)(b)
................ 572,212 13,916,196
64,339,858
Life Sciences Tools & Services — 0.7%
(a)
AbCellera Biologics, Inc.
(b)
............. 1,212,468 11,991,309
Absci Corp.
(b)
..................... 537,199 1,681,433
Adaptive Biotechnologies Corp.
(b)
........ 1,085,150 7,726,268
Alpha Teknova , Inc.
(b)
................ 68,949 230,290
Berkeley Lights, Inc. ................. 569,362 1,628,375
Bionano Genomics, Inc.
(b)
............. 3,011,507 5,511,058
Inotiv , Inc.
(b)
....................... 176,375 2,971,919
MaxCyte , Inc.
(b)
.................... 891,827 5,796,875
NanoString Technologies, Inc.
(b)
......... 51,278 654,820
Nautilus Biotechnology, Inc.
(b)
........... 487,541 1,033,587
NeoGenomics , Inc.
(b)
................ 1,282,553 11,042,781
Pacific Biosciences of California, Inc.
(b)
.... 2,301,149 13,358,170
Quanterix Corp. .................... 295,008 3,250,988
Quantum-Si, Inc., Class A
(b)
............ 929,541 2,556,238
Science 37 Holdings, Inc.
(b)
............ 63,986 103,017
Seer, Inc., Class A
(b)
................. 522,652 4,045,326
Singular Genomics Systems, Inc.
(b)
....... 567,571 1,418,928
SomaLogic , Inc., Class A .............. 1,335,480 3,872,892
78,874,274
Machinery — 3.2%
Alamo Group, Inc.
(b)
................. 15,124 1,849,211
Albany International Corp., Class A ....... 255,177 20,115,603
Altra Industrial Motion Corp.
(b)
.......... 666,723 22,415,227
Astec Industries, Inc. ................ 233,561 7,284,768
Barnes Group, Inc. .................. 500,866 14,465,010
CIRCOR International, Inc.
(a)
........... 131,943 2,175,740
Columbus McKinnon Corp. ............ 284,886 7,452,618
Desktop Metal, Inc., Class A
(a)(b)
......... 2,675,024 6,928,312
EnPro Industries, Inc. ................ 212,011 18,016,695
Security
Shares
Shares Value
Machinery (continued)
ESCO Technologies, Inc. ............. 239,209 $ 17,567,509
Fathom Digital Manufacturing C
(a)(b)
....... 108,783 220,829
Gorman-Rupp Co. (The) .............. 186,170 4,428,984
Greenbrier Cos., Inc. (The) ............ 326,339 7,920,248
Hillenbrand, Inc. ................... 353,276 12,972,295
Hillman Solutions Corp.
(a)(b)
............ 1,373,004 10,352,450
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 445,492 864,254
Hyliion Holdings Corp., Class A
(a)(b)
....... 1,363,981 3,914,625
Hyster -Yale Materials Handling, Inc. ...... 110,041 2,366,982
Kennametal, Inc. ................... 831,572 17,113,752
Luxfer Holdings plc ................. 160,936 2,333,572
Manitowoc Co., Inc. (The)
(a)(b)
........... 356,854 2,765,618
Markforged Holding Corp.
(a)(b)
........... 993,053 1,966,245
Microvast Holdings, Inc.
(a)(b)
............ 690,737 1,250,234
Miller Industries, Inc. ................ 102,193 2,175,689
Mueller Industries, Inc.
(b)
.............. 367,371 21,836,532
Proterra , Inc.
(a)(b)
................... 1,212,998 6,040,730
Proto Labs, Inc.
(a)(b)
.................. 236,026 8,598,427
RBC Bearings, Inc.
(a)(b)
............... 249,007 51,746,145
REV Group, Inc. ................... 346,778 3,824,961
SPX Technologies, Inc.
(a)
.............. 447,066 24,686,985
Standex International Corp. ............ 120,778 9,861,524
Tennant Co. ...................... 105,145 5,947,001
Terex Corp. ....................... 345,839 10,285,252
Trinity Industries, Inc. ................ 712,873 15,219,839
Wabash National Corp. ............... 67,121 1,044,403
348,008,269
Marine — 0.5%
Costamare , Inc. .................... 542,917 4,859,107
Eagle Bulk Shipping, Inc. ............. 136,182 5,880,339
Eneti , Inc. ........................ 238,293 1,589,414
Genco Shipping & Trading Ltd. .......... 372,942 4,672,963
Golden Ocean Group Ltd. ............. 1,258,585 9,401,630
Matson, Inc. ...................... 394,411 24,264,165
Safe Bulkers, Inc. .................. 729,141 1,800,978
52,468,596
Media — 1.2%
Advantage Solutions, Inc., Class A
(a)(b)
..... 872,954 1,859,392
AMC Networks, Inc., Class A
(a)(b)
......... 312,113 6,335,894
Audacy , Inc., Class A
(a)(b)
.............. 1,242,696 479,805
Boston Omaha Corp., Class A
(a)(b)
........ 211,622 4,875,771
Cardlytics, Inc.
(a)(b)
.................. 330,365 3,105,431
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 3,781,270 5,180,340
Cumulus Media, Inc., Class A
(a)
......... 186,684 1,312,388
Daily Journal Corp.
(a)
................ 12,248 3,140,265
Entravision Communications Corp., Class A . 207,411 823,422
EW Scripps Co. (The), Class A, NVS
(a)
.... 602,813 6,793,702
Gannett Co., Inc.
(a)
.................. 1,470,963 2,250,573
Gray Television, Inc. ................. 475,287 6,806,110
iHeartMedia , Inc., Class A
(a)(b)
........... 1,229,641 9,013,268
Innovid Corp.
(a)(b)
................... 100,680 272,843
Integral Ad Science Holding Corp.
(a)
...... 274,526 1,987,568
John Wiley & Sons, Inc., Class A ........ 32,235 1,210,747
Loyalty Ventures, Inc.
(a)
............... 152,942 185,060
Magnite , Inc.
(a)(b)
.................... 1,346,059 8,843,608
PubMatic, Inc., Class A
(a)(b)
............. 40,981 681,514
Scholastic Corp., NVS ............... 305,577 9,399,548
Stagwell , Inc., Class A
(a)(b)
............. 718,637 4,994,527
TEGNA, Inc. ...................... 2,277,610 47,100,975
Thryv Holdings, Inc.
(a)
................ 198,481 4,531,321
Urban One, Inc., Class A
(a)(b)
........... 112,052 592,755
Urban One, Inc., Class D, NVS
(a)(b)
....... 92,788 394,349

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
WideOpenWest , Inc.
(a)(b)
.............. 237,910 $ 2,919,156
135,090,332
Metals & Mining — 1.6%
Arconic Corp.
(a)(b)
................... 1,047,164 17,843,675
Carpenter Technology Corp. ........... 487,201 15,171,439
Coeur Mining, Inc.
(a)(b)
................ 2,857,368 9,772,199
Commercial Metals Co. ............... 1,026,769 36,429,764
Constellium SE, Class A
(a)
............. 594,345 6,026,658
Haynes International, Inc. ............. 121,855 4,279,548
Hecla Mining Co.
(b)
.................. 5,667,704 22,330,754
Hycroft Mining Holding Corp., Class A
(a)(b)
... 246,895 149,248
Ivanhoe Electric, Inc.
(a)(b)
.............. 65,281 538,568
Materion Corp.
(b)
................... 13,304 1,064,320
Novagold Resources, Inc.
(a)(b)
........... 126,944 595,367
Olympic Steel, Inc. .................. 96,829 2,208,670
Piedmont Lithium, Inc.
(a)(b)
............. 128,914 6,895,610
PolyMet Mining Corp.
(a)
............... 292,892 843,529
Ryerson Holding Corp. ............... 187,404 4,823,779
Schnitzer Steel Industries, Inc., Class A .... 241,307 6,867,597
SunCoke Energy, Inc. ................ 842,724 4,896,226
TimkenSteel Corp.
(a)(b)
................ 476,357 7,140,591
Warrior Met Coal, Inc. ................ 470,605 13,384,006
Worthington Industries, Inc. ............ 320,977 12,242,063
173,503,611
Mortgage Real Estate Investment Trusts (REITs) — 2.4%
AFC Gamma, Inc. .................. 158,221 2,420,781
Angel Oak Mortgage, Inc.
(b)
............ 119,391 1,430,304
Apollo Commercial Real Estate Finance, Inc. 1,430,398 11,872,303
Arbor Realty Trust, Inc. ............... 1,689,078 19,424,397
Ares Commercial Real Estate Corp. ...... 518,859 5,422,077
ARMOUR Residential REIT, Inc. ......... 1,170,750 5,701,553
Blackstone Mortgage Trust, Inc., Class A ... 1,742,110 40,660,847
BrightSpire Capital, Inc., Class A ........ 954,471 6,022,712
Broadmark Realty Capital, Inc. .......... 1,316,532 6,727,479
Chicago Atlantic Real Estate Finance, Inc. .. 59,681 860,003
Chimera Investment Corp. ............. 2,382,736 12,437,882
Claros Mortgage Trust, Inc. ............ 941,396 11,051,989
Dynex Capital, Inc. .................. 433,300 5,047,945
Ellington Financial, Inc. ............... 568,369 6,462,356
Franklin BSP Realty Trust, Inc. .......... 849,356 9,147,564
Granite Point Mortgage Trust, Inc. ....... 535,931 3,451,396
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 813,586 24,350,629
Invesco Mortgage Capital, Inc. .......... 343,865 3,816,901
KKR Real Estate Finance Trust, Inc. ...... 568,335 9,235,444
Ladder Capital Corp., Class A .......... 1,154,163 10,341,300
MFA Financial, Inc. .................. 1,047,567 8,150,071
New York Mortgage Trust, Inc. .......... 3,880,442 9,080,234
Nexpoint Real Estate Finance, Inc. ....... 78,572 1,177,009
Orchid Island Capital, Inc.
(b)
............ 366,937 3,008,883
PennyMac Mortgage Investment Trust ..... 749,392 8,827,838
Ready Capital Corp.
(b)
................ 759,433 7,700,651
Redwood Trust, Inc. ................. 1,201,326 6,895,611
TPG RE Finance Trust, Inc. ............ 706,508 4,945,556
Two Harbors Investment Corp. .......... 3,523,640 11,698,485
257,370,200
Multiline Retail — 0.0%
Big Lots, Inc. ...................... 294,257 4,593,352
Franchise Group, Inc. ................ 22,714 551,950
5,145,302
Security
Shares
Shares Value
Multi-Utilities — 1.0%
Avista Corp. ...................... 715,128 $ 26,495,492
Black Hills Corp. ................... 671,146 45,456,719
NorthWestern Corp. ................. 581,536 28,658,094
Unitil Corp. ....................... 161,572 7,505,019
108,115,324
Oil, Gas & Consumable Fuels — 4.3%
Aemetis , Inc.
(a)(b)
................... 330,766 2,024,288
Alto Ingredients, Inc.
(a)(b)
.............. 794,650 2,892,526
Amplify Energy Corp.
(a)(b)
.............. 81,147 533,136
Archaea Energy, Inc., Class A
(a)(b)
........ 409,587 7,376,662
Ardmore Shipping Corp.
(a)
............. 352,203 3,215,613
Berry Corp.
(b)
...................... 675,219 5,064,143
California Resources Corp. ............ 776,556 29,843,047
Callon Petroleum Co.
(a)(b)
.............. 87,121 3,050,106
Centrus Energy Corp., Class A
(a)(b)
....... 107,341 4,398,834
Chord Energy Corp. ................. 173,038 23,666,407
Civitas Resources, Inc. ............... 753,367 43,235,732
Clean Energy Fuels Corp.
(a)(b)
........... 1,728,515 9,230,270
CNX Resources Corp.
(a)(b)
............. 1,810,046 28,110,014
CONSOL Energy, Inc. ................ 20,239 1,301,773
DHT Holdings, Inc. .................. 1,396,106 10,554,561
Dorian LPG Ltd. .................... 313,841 4,258,822
Energy Fuels, Inc.
(a)(b)
................ 290,932 1,780,504
Equitrans Midstream Corp. ............ 3,199,208 23,930,076
Excelerate Energy, Inc., Class A
(b)
........ 187,797 4,394,450
FLEX LNG Ltd.
(b)
................... 292,168 9,252,961
Frontline Ltd.
(b)
.................... 1,272,839 13,912,130
Gevo , Inc.
(a)(b)
..................... 2,092,645 4,771,231
Golar LNG Ltd.
(a)(b)
.................. 964,448 24,034,044
Green Plains, Inc.
(a)(b)
................ 401,727 11,678,204
International Seaways, Inc. ............ 503,122 17,674,676
Kinetik Holdings, Inc., Class A .......... 165,580 5,394,596
Murphy Oil Corp. ................... 850,567 29,914,441
NACCO Industries, Inc., Class A
(b)
....... 41,405 1,947,277
NextDecade Corp.
(a)(b)
................ 41,373 249,065
Nordic American Tankers Ltd.
(b)
......... 1,996,519 5,330,706
Northern Oil and Gas, Inc. ............. 104,048 2,851,956
PBF Energy, Inc., Class A
(a)
............ 765,018 26,898,033
Peabody Energy Corp.
(a)(b)
............. 1,202,118 29,836,569
Permian Resources Corp., Class A
(a)
...... 1,835,474 12,481,223
Petrocorp, Inc., NVS
(a)(c)
.............. 19,086 —
REX American Resources Corp.
(a)(b)
...... 180,022 5,026,214
Riley Exploration Permian, Inc. .......... 40,658 771,689
Ring Energy, Inc.
(a)(b)
................. 540,407 1,253,744
Scorpio Tankers, Inc. ................ 498,511 20,957,402
SFL Corp. Ltd. ..................... 1,170,987 10,667,692
Teekay Corp.
(a)
.................... 703,197 2,524,477
Teekay Tankers Ltd., Class A
(a)
.......... 231,865 6,385,562
Ur-Energy, Inc.
(a)(b)
.................. 238,306 259,754
Vertex Energy, Inc.
(a)(b)
............... 70,638 440,075
W&T Offshore, Inc.
(a)
................ 162,467 952,057
World Fuel Services Corp. ............. 639,689 14,994,310
469,321,052
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)(b)
............ 169,932 6,389,443
Glatfelter Corp. .................... 445,493 1,385,483
Resolute Forest Products, Inc.
(a)
......... 468,329 9,366,580
Sylvamo Corp. .................... 21,587 731,800
17,873,306
Personal Products — 0.4%
Beauty Health Co. (The), Class A
(a)(b)
...... 117,278 1,382,708
Edgewell Personal Care Co.
(b)
.......... 526,800 19,702,320
Herbalife Nutrition Ltd.
(a)(b)
............. 339,066 6,744,023

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
52
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Products (continued)
Honest Co., Inc. (The)
(a)(b)
............. 666,324 $ 2,332,134
Nature's Sunshine Products, Inc.
(a)
....... 142,881 1,177,339
Nu Skin Enterprises, Inc., Class A ........ 302,632 10,098,830
41,437,354
Pharmaceuticals — 1.0%
Aerie Pharmaceuticals, Inc.
(a)
........... 72,562 1,097,863
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 289,421 8,147,201
AN2 Therapeutics, Inc.
(a)(b)
............. 43,480 755,682
ANI Pharmaceuticals, Inc.
(a)
............ 129,046 4,147,539
Atea Pharmaceuticals, Inc.
(a)(b)
.......... 782,247 4,450,985
Athira Pharma, Inc.
(a)(b)
............... 346,461 1,028,989
Cara Therapeutics, Inc.
(a)(b)
............ 457,396 4,281,227
CinCor Pharma, Inc.
(a)(b)
.............. 204,493 6,711,460
DICE Therapeutics, Inc.
(a)(b)
............ 293,236 5,946,826
Edgewise Therapeutics, Inc.
(a)
.......... 298,235 2,934,632
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 149,242 1,180,504
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 347,062 2,807,732
Liquidia Corp.
(a)
.................... 175,534 954,905
Nektar Therapeutics
(a)
................ 1,855,260 5,936,832
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 159,901 2,091,505
Nuvation Bio, Inc., Class A
(a)
........... 1,172,016 2,625,316
Phibro Animal Health Corp., Class A ...... 14,437 191,868
Prestige Consumer Healthcare, Inc.
(a)
..... 508,574 25,342,242
Provention Bio, Inc.
(a)(b)
............... 99,985 449,933
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 45,535 1,144,295
Relmada Therapeutics, Inc.
(a)(b)
.......... 74,656 2,763,765
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 501,123 16,963,014
Tarsus Pharmaceuticals, Inc.
(a)
.......... 183,367 3,139,243
Theravance Biopharma, Inc.
(a)(b)
......... 66,107 670,325
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 171,044 992,055
Tricida , Inc.
(a)(b)
.................... 268,569 2,814,603
109,570,541
Professional Services — 0.7%
Alight, Inc., Class A
(a)(b)
............... 3,466,519 25,409,584
Atlas Technical Consultants, Inc.
(a)(b)
...... 62,968 418,737
Barrett Business Services, Inc. .......... 7,589 591,942
First Advantage Corp.
(a)(b)
............. 553,739 7,104,471
Heidrick & Struggles International, Inc. .... 200,709 5,216,427
Huron Consulting Group, Inc.
(a)(b)
........ 84,055 5,568,644
ICF International, Inc.
(b)
............... 55,977 6,102,613
Kelly Services, Inc., Class A, NVS ....... 341,427 4,639,993
Planet Labs PBC
(a)(b)
................. 201,689 1,095,171
Resources Connection, Inc. ............ 330,653 5,974,900
Skillsoft Corp., Class A
(a)
.............. 827,146 1,513,677
Spire Global, Inc., Class A
(a)(b)
.......... 1,272,389 1,374,180
Sterling Check Corp.
(a)(b)
.............. 15,384 271,374
TrueBlue , Inc.
(a)
.................... 326,614 6,231,795
Willdan Group, Inc.
(a)(b)
............... 105,137 1,557,079
73,070,587
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(a)
........ 16,439 261,709
Anywhere Real Estate, Inc.
(a)(b)
.......... 1,147,223 9,303,978
DigitalBridge Group, Inc., Class A
(b)
....... 170,706 2,135,532
Doma Holdings, Inc.
(a)(b)
............... 1,294,496 568,802
Douglas Elliman , Inc. ................ 714,133 2,927,945
Forestar Group, Inc.
(a)(b)
............... 141,462 1,582,960
FRP Holdings, Inc.
(a)
................. 67,073 3,646,088
Kennedy-Wilson Holdings, Inc. .......... 1,211,644 18,732,016
Newmark Group, Inc., Class A .......... 1,339,013 10,792,445
RE/MAX Holdings, Inc., Class A ......... 187,523 3,546,060
RMR Group, Inc. (The), Class A ......... 59,870 1,418,320
Seritage Growth Properties, Class A
(a)
..... 412,428 3,720,101
Stratus Properties, Inc. ............... 58,992 1,374,514
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Tejon Ranch Co.
(a)
.................. 208,148 $ 2,997,331
Transcontinental Realty Investors, Inc.
(a)
... 12,564 506,957
63,514,758
Road & Rail — 0.5%
ArcBest Corp. ..................... 168,232 12,235,513
Bird Global, Inc., Class A
(a)(b)
........... 1,692,418 597,254
Covenant Logistics Group, Inc., Class A .... 101,269 2,906,420
Heartland Express, Inc. ............... 467,380 6,688,208
Marten Transport Ltd. ................ 152,832 2,928,261
TuSimple Holdings, Inc., Class A
(a)(b)
...... 1,426,338 10,840,169
Universal Logistics Holdings, Inc. ........ 17,712 561,825
Werner Enterprises, Inc. .............. 572,970 21,543,672
58,301,322
Semiconductors & Semiconductor Equipment — 0.6%
ACM Research, Inc., Class A
(a)(b)
......... 425,651 5,303,611
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 51,008 1,569,006
Amkor Technology, Inc. ............... 822,975 14,031,724
AXT, Inc.
(a)(b)
...................... 406,368 2,722,665
Cohu , Inc.
(a)
...................... 490,096 12,634,675
Diodes, Inc.
(a)(b)
.................... 124,224 8,063,380
Ichor Holdings Ltd.
(a)
................. 285,038 6,900,770
Impinj , Inc.
(a)(b)
..................... 20,164 1,613,725
Photronics , Inc.
(a)(b)
.................. 163,798 2,394,727
Rambus, Inc.
(a)
.................... 179,551 4,564,186
Rigetti Computing, Inc.
(a)(b)
............. 335,719 631,152
Ultra Clean Holdings, Inc.
(a)(b)
........... 302,572 7,791,229
Veeco Instruments, Inc.
(a)
............. 110,512 2,024,580
70,245,430
Software — 1.7%
A10 Networks, Inc. .................. 138,090 1,832,454
American Software, Inc., Class A ........ 98,798 1,513,585
Applied Blockchain , Inc.
(a)(b)
............ 105,270 178,959
Avaya Holdings Corp.
(a)(b)
.............. 886,028 1,408,785
Benefitfocus , Inc.
(a)(b)
................. 79,546 505,117
Blackbaud , Inc.
(a)
................... 26,408 1,163,536
Blend Labs, Inc., Class A
(a)(b)
........... 1,919,499 4,242,093
C3.ai, Inc., Class A
(a)(b)
............... 575,688 7,196,100
Cerence , Inc.
(a)(b)
................... 402,402 6,337,832
ChannelAdvisor Corp.
(a)
.............. 290,545 6,583,750
Cipher Mining, Inc.
(a)(b)
................ 382,229 481,609
Cleanspark , Inc.
(a)(b)
................. 441,703 1,404,616
Consensus Cloud Solutions, Inc.
(a)
....... 85,753 4,056,117
Cvent Holding Corp.
(a)(b)
............... 466,542 2,449,346
Digimarc Corp.
(a)(b)
.................. 8,787 119,064
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 2,044,948 12,412,834
Ebix , Inc.
(b)
....................... 214,476 4,068,610
eGain Corp.
(a)(b)
.................... 124,389 914,259
EverCommerce , Inc.
(a)(b)
.............. 208,911 2,283,397
ForgeRock, Inc., Class A
(a)(b)
........... 87,602 1,272,857
Greenidge Generation Holdings, Inc.
(a)(b)
... 93,087 186,174
Instructure Holdings, Inc.
(a)(b)
........... 151,491 3,375,219
InterDigital , Inc. .................... 190,608 7,704,375
Kaleyra , Inc.
(a)(b)
.................... 326,213 316,427
Latch, Inc.
(a)(b)
..................... 1,071,746 1,022,017
LiveRamp Holdings, Inc.
(a)
............. 675,523 12,267,498
LiveVox Holdings, Inc., Class A
(a)(b)
....... 217,639 642,035
Marathon Digital Holdings, Inc.
(a)(b)
....... 1,131,799 12,121,567
Matterport , Inc., Class A
(a)(b)
............ 615,203 2,331,619
MicroStrategy , Inc., Class A
(a)(b)
.......... 39,472 8,378,327
Mitek Systems, Inc.
(a)(b)
............... 38,054 348,575
N-able, Inc.
(a)
...................... 83,310 768,951
Olo , Inc., Class A
(a)(b)
................. 919,078 7,260,716
ON24, Inc.
(a)(b)
..................... 423,785 3,729,308

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
OneSpan , Inc.
(a)(b)
................... 259,340 $ 2,232,917
Ping Identity Holding Corp.
(a)(b)
.......... 791,970 22,230,598
PROS Holdings, Inc.
(a)(b)
.............. 148,223 3,661,108
Riot Blockchain , Inc.
(a)(b)
.............. 1,375,010 9,638,820
Sapiens International Corp. NV
(b)
........ 85,605 1,641,904
SecureWorks Corp., Class A
(a)(b)
......... 104,728 843,060
Sumo Logic, Inc.
(a)
.................. 407,081 3,053,108
Terawulf , Inc.
(a)(b)
................... 166,298 209,535
Upland Software, Inc.
(a)(b)
.............. 294,859 2,397,204
Verint Systems, Inc.
(a)(b)
............... 62,318 2,092,638
WM Technology, Inc., Class A
(a)(b)
........ 66,470 107,017
Xperi Holding Corp. ................. 1,067,422 15,093,347
184,078,984
Specialty Retail — 3.0%
Aaron's Co., Inc. (The) ............... 310,950 3,022,434
Abercrombie & Fitch Co., Class A
(a)(b)
...... 499,987 7,774,798
Academy Sports & Outdoors, Inc.
(b)
....... 845,027 35,643,239
American Eagle Outfitters, Inc. .......... 1,577,059 15,344,784
America's Car-Mart, Inc.
(a)(b)
............ 62,291 3,800,997
Asbury Automotive Group, Inc.
(a)(b)
........ 160,404 24,237,044
Bed Bath & Beyond, Inc.
(a)(b)
............ 232,708 1,417,192
Big 5 Sporting Goods Corp.
(b)
........... 219,570 2,358,182
Buckle, Inc. (The) .................. 22,145 701,111
Build-A-Bear Workshop, Inc. ........... 42,410 565,325
Cato Corp. (The), Class A ............. 179,852 1,715,788
Chico's FAS, Inc.
(a)
.................. 341,959 1,655,082
Children's Place, Inc. (The)
(a)(b)
.......... 47,141 1,456,185
Citi Trends, Inc.
(a)(b)
.................. 81,453 1,263,336
Conn's, Inc.
(a)
..................... 130,836 926,319
Container Store Group, Inc. (The)
(a)(b)
..... 333,092 1,632,151
Designer Brands, Inc., Class A
(b)
......... 152,944 2,341,573
Destination XL Group, Inc.
(a)(b)
.......... 275,423 1,492,793
EVgo , Inc., Class A
(a)(b)
............... 623,299 4,930,295
Express, Inc.
(a)(b)
................... 641,762 699,521
Foot Locker, Inc. ................... 834,672 25,983,339
Genesco, Inc.
(a)
.................... 132,772 5,220,595
Group 1 Automotive, Inc. .............. 156,362 22,339,439
GrowGeneration Corp.
(a)(b)
............. 589,270 2,062,445
Haverty Furniture Cos., Inc. ............ 147,820 3,680,718
Hibbett, Inc. ...................... 27,474 1,368,480
JOANN, Inc.
(b)
..................... 106,445 704,666
LL Flooring Holdings, Inc.
(a)(b)
........... 299,287 2,074,059
MarineMax , Inc.
(a)(b)
................. 198,329 5,908,221
Monro , Inc. ....................... 325,513 14,146,795
National Vision Holdings, Inc.
(a)(b)
........ 752,492 24,568,864
ODP Corp. (The)
(a)(b)
................. 433,172 15,225,996
OneWater Marine, Inc., Class A
(a)
........ 105,338 3,171,727
Party City Holdco, Inc.
(a)(b)
............. 707,488 1,117,831
Sally Beauty Holdings, Inc.
(a)
........... 71,462 900,421
Shoe Carnival, Inc. .................. 173,576 3,721,469
Signet Jewelers Ltd. ................. 468,170 26,774,642
Sleep Number Corp.
(a)(b)
.............. 119,819 4,051,080
Sonic Automotive, Inc., Class A ......... 203,442 8,809,039
Sportsman's Warehouse Holdings, Inc.
(a)
... 440,041 3,652,340
Tile Shop Holdings, Inc. .............. 364,704 1,283,758
Tilly's, Inc., Class A ................. 237,145 1,641,043
Torrid Holdings, Inc.
(a)(b)
............... 52,464 218,775
TravelCenters of America, Inc.
(a)(b)
........ 130,393 7,032,094
Urban Outfitters, Inc.
(a)(b)
.............. 652,032 12,812,429
Volta, Inc., Class A
(a)(b)
................ 1,226,636 1,484,229
Winmark Corp. .................... 28,144 6,088,673
Zumiez , Inc.
(a)(b)
.................... 159,379 3,431,430
322,452,746
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.
(a)(b)
................ 1,290,455 $ 10,297,831
Avid Technology, Inc.
(a)
............... 135,784 3,158,336
CompoSecure , Inc., Class A
(a)(b)
......... 43,451 217,690
Corsair Gaming, Inc.
(a)(b)
.............. 170,980 1,940,623
Diebold Nixdorf, Inc.
(a)(b)
............... 184,182 449,404
Eastman Kodak Co.
(a)(b)
............... 589,458 2,705,612
IonQ , Inc.
(a)(b)
...................... 1,062,026 5,384,472
Turtle Beach Corp.
(a)(b)
................ 39,993 272,752
Xerox Holdings Corp. ................ 1,170,229 15,306,595
39,733,315
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds , Inc., Class A
(a)(b)
.............. 714,671 2,172,600
Ermenegildo Zegna NV
(b)
............. 365,853 3,932,920
Fossil Group, Inc.
(a)
................. 495,343 1,694,073
G-III Apparel Group Ltd.
(a)
............. 450,191 6,730,355
Movado Group, Inc. ................. 158,370 4,462,867
Oxford Industries, Inc. ............... 47,150 4,233,127
PLBY Group, Inc.
(a)(b)
................ 323,987 1,305,668
Rocky Brands, Inc. .................. 64,565 1,295,174
Superior Group of Cos., Inc. ........... 117,488 1,043,293
Unifi, Inc.
(a)
....................... 139,218 1,323,963
28,194,040
Thrifts & Mortgage Finance — 2.7%
Axos Financial, Inc.
(a)
................ 528,514 18,091,034
Blue Foundry Bancorp
(a)(b)
............. 270,912 3,020,669
Bridgewater Bancshares, Inc.
(a)(b)
........ 162,386 2,674,497
Capitol Federal Financial, Inc. .......... 1,323,192 10,982,494
Columbia Financial, Inc.
(a)(b)
............ 233,233 4,928,213
Enact Holdings, Inc.
(b)
................ 313,522 6,950,783
Essent Group Ltd. .................. 1,091,473 38,059,664
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 92,921 9,212,188
Finance of America Cos., Inc., Class A
(a)(b)
.. 412,326 610,242
Flagstar Bancorp, Inc. ............... 501,024 16,734,202
Hingham Institution for Savings (The) ..... 13,931 3,498,213
Home Bancorp, Inc. ................. 77,064 3,004,725
Home Point Capital, Inc.
(b)
............. 95,687 147,358
Kearny Financial Corp. ............... 658,981 6,998,378
Luther Burbank Corp. ................ 156,772 1,821,691
Merchants Bancorp ................. 166,604 3,843,554
Mr Cooper Group, Inc.
(a)(b)
............. 719,010 29,119,905
NMI Holdings, Inc., Class A
(a)
........... 793,741 16,168,504
Northfield Bancorp, Inc. .............. 434,791 6,221,859
PennyMac Financial Services, Inc. ....... 290,757 12,473,475
Pioneer Bancorp, Inc.
(a)(b)
.............. 129,547 1,233,287
Provident Bancorp, Inc. ............... 151,276 2,164,760
Provident Financial Services, Inc. ........ 725,083 14,139,119
Radian Group, Inc. .................. 1,672,045 32,253,748
Southern Missouri Bancorp, Inc. ......... 81,133 4,140,217
Sterling Bancorp, Inc.
(a)(b)
.............. 180,338 1,087,438
TrustCo Bank Corp. ................. 189,659 5,959,086
Velocity Financial, Inc.
(a)(b)
............. 80,720 875,005
Walker & Dunlop, Inc. ................ 98,286 8,229,487
Waterstone Financial, Inc. ............. 213,305 3,447,009
WSFS Financial Corp. ............... 622,232 28,908,899
296,999,703
Tobacco — 0.2%
Universal Corp. .................... 247,454 11,392,782
Vector Group Ltd. .................. 1,253,569 11,043,943
22,436,725

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
54
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors — 1.4%
Alta Equipment Group, Inc., Class A ...... 172,439 $ 1,898,553
Beacon Roofing Supply, Inc.
(a)(b)
......... 156,770 8,578,454
BlueLinx Holdings, Inc.
(a)
.............. 92,646 5,753,317
Boise Cascade Co. ................. 319,407 18,991,940
Custom Truck One Source, Inc.
(a)(b)
....... 414,679 2,417,579
Distribution Solutions Group, Inc.
(a)
....... 6,627 186,683
DXP Enterprises, Inc.
(a)
............... 153,106 3,625,550
GATX Corp.
(b)
..................... 341,730 29,098,310
Global Industrial Co. ................. 35,507 952,653
NOW, Inc.
(a)
...................... 1,124,433 11,300,552
Rush Enterprises, Inc., Class A ......... 431,576 18,928,924
Rush Enterprises, Inc., Class B
(b)
........ 68,119 3,263,581
Textainer Group Holdings Ltd. .......... 395,191 10,614,830
Titan Machinery, Inc.
(a)
............... 205,798 5,815,851
Triton International Ltd. ............... 627,891 34,364,474
155,791,251
Water Utilities — 0.5%
American States Water Co. ............ 198,208 15,450,314
Artesian Resources Corp., Class A, NVS ... 22,887 1,101,322
California Water Service Group ......... 409,791 21,591,888
SJW Group ....................... 276,100 15,903,360
54,046,884
Wireless Telecommunication Services — 0.3%
Gogo , Inc.
(a)
...................... 300,260 3,639,151
KORE Group Holdings, Inc.
(a)(b)
.......... 351,425 671,222
Shenandoah Telecommunications Co. ..... 499,490 8,501,320
Telephone & Data Systems, Inc. ......... 1,036,924 14,413,244
United States Cellular Corp.
(a)(b)
......... 157,416 4,097,538
31,322,475
Total Common Stocks — 99.6%
(Cost: $13,181,645,709) ........................... 10,867,966,404
Rights
Biotechnology — 0.0%
Contra Aduro Biotech I, CVR
(a)(c)
......... 19,180 48,698
Pharmaceuticals — 0.0%
Zogenix , Inc., CVR
(a)(b)(c)
.............. 583,774 396,966
Total Rights — 0.0%
(Cost: $396,966) ................................ 445,664
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37)
(b)
... 42,563 $ 915,104
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70) .... 21,281 444,560
Total Warrants — 0.0%
(Cost: $5,241,813) .............................. 1,359,664
Total Long-Term Investments — 99.6%
(Cost: $13,187,284,488) ........................... 10,869,771,732
Short-Term Securities
Money Market Funds — 8.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(f)
............ 938,789,724 939,071,361
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 25,404,754 25,404,754
Total Short-Term Securities — 8.8%
(Cost: $963,986,425) ............................. 964,476,115
Total Investments — 108.4%
(Cost: $14,151,270,913 ) ........................... 11,834,247,847
Liabilities in Excess of Other Assets — (8.4)% ............ (919,371,830)
Net Assets — 100.0% ..............................
$ 10,914,876,017
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 932,952,583 $ 5,530,142
(a)
$ — $ (4,726) $ 593,362 $ 939,071,361 938,789,724 $ 7,743,337
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 12,620,000 12,784,754
(a)
— — — 25,404,754 25,404,754 192,938 —
$ (4,726) $ 593,362 $ 964,476,115 $ 7,936,275 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
Schedules of Investments
55
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 505 12/16/22 $ 42,162 $ (2,339,778)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 2,339,778 $ — $ — $ — $ 2,339,778
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (2,015,508) $ — $ — $ — $ (2,015,508)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (2,887,917) $ — $ — $ — $ (2,887,917)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 40,723,225

2022
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
56
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 123,225,132 $ — $ — $ 123,225,132
Air Freight & Logistics .................................... 61,770,124 — — 61,770,124
Airlines .............................................. 47,806,694 — — 47,806,694
Auto Components ...................................... 111,331,717 — — 111,331,717
Automobiles .......................................... 22,612,717 — — 22,612,717
Banks ............................................... 2,020,904,548 — — 2,020,904,548
Beverages ........................................... 20,921,895 — — 20,921,895
Biotechnology ......................................... 724,238,578 — — 724,238,578
Building Products ....................................... 75,288,358 — — 75,288,358
Capital Markets ........................................ 104,568,308 — — 104,568,308
Chemicals ............................................ 150,055,713 — — 150,055,713
Commercial Services & Supplies ............................. 171,584,436 — — 171,584,436
Communications Equipment ................................ 53,063,369 — — 53,063,369
Construction & Engineering ................................ 95,633,847 — — 95,633,847
Construction Materials .................................... 29,628,537 — — 29,628,537
Consumer Finance ...................................... 126,062,087 — — 126,062,087
Containers & Packaging .................................. 36,370,196 — — 36,370,196
Distributors ........................................... 1,200,589 — — 1,200,589
Diversified Consumer Services .............................. 107,882,634 — — 107,882,634
Diversified Financial Services ............................... 61,198,460 — — 61,198,460
Diversified Telecommunication Services ........................ 53,164,000 — — 53,164,000
Electric Utilities ........................................ 137,810,458 — — 137,810,458
Electrical Equipment ..................................... 70,332,583 — — 70,332,583
Electronic Equipment, Instruments & Components ................. 203,591,744 — — 203,591,744
Energy Equipment & Services .............................. 154,062,200 — — 154,062,200
Entertainment ......................................... 38,276,582 — — 38,276,582
Equity Real Estate Investment Trusts (REITs) .................... 1,106,464,060 — — 1,106,464,060
Food & Staples Retailing .................................. 76,238,367 — — 76,238,367
Food Products ......................................... 117,295,348 — — 117,295,348
Gas Utilities ........................................... 216,266,777 — — 216,266,777
Health Care Equipment & Supplies ........................... 122,865,857 — — 122,865,857
Health Care Providers & Services ............................ 208,648,778 — — 208,648,778
Health Care Technology .................................. 71,113,970 — — 71,113,970
Hotels, Restaurants & Leisure .............................. 157,768,717 — — 157,768,717
Household Durables ..................................... 172,833,192 — — 172,833,192
Household Products ..................................... 11,363,597 — — 11,363,597
Independent Power and Renewable Electricity Producers ............ 43,208,393 — — 43,208,393
Industrial Conglomerates .................................. 693,100 — — 693,100
Insurance ............................................ 287,140,902 — — 287,140,902
Interactive Media & Services ............................... 68,319,147 — — 68,319,147
Internet & Direct Marketing Retail ............................ 51,008,339 — — 51,008,339
IT Services ........................................... 92,846,115 — — 92,846,115
Leisure Products ....................................... 64,339,858 — — 64,339,858
Life Sciences Tools & Services .............................. 78,874,274 — — 78,874,274
Machinery ............................................ 348,008,269 — — 348,008,269
Marine .............................................. 52,468,596 — — 52,468,596
Media ............................................... 135,090,332 — — 135,090,332
Metals & Mining ........................................ 173,503,611 — — 173,503,611
Mortgage Real Estate Investment Trusts (REITs) .................. 257,370,200 — — 257,370,200
Multiline Retail ......................................... 5,145,302 — — 5,145,302
Multi-Utilities .......................................... 108,115,324 — — 108,115,324
Oil, Gas & Consumable Fuels ............................... 469,321,052 — — 469,321,052
Paper & Forest Products .................................. 17,873,306 — — 17,873,306

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2000 Value ETF
Schedules of Investments
57
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Personal Products ...................................... $ 41,437,354 $ — $ — $ 41,437,354
Pharmaceuticals ....................................... 109,570,541 — — 109,570,541
Professional Services .................................... 73,070,587 — — 73,070,587
Real Estate Management & Development ....................... 63,514,758 — — 63,514,758
Road & Rail ........................................... 58,301,322 — — 58,301,322
Semiconductors & Semiconductor Equipment .................... 70,245,430 — — 70,245,430
Software ............................................. 184,078,984 — — 184,078,984
Specialty Retail ........................................ 322,452,746 — — 322,452,746
Technology Hardware, Storage & Peripherals .................... 39,733,315 — — 39,733,315
Textiles, Apparel & Luxury Goods ............................ 28,194,040 — — 28,194,040
Thrifts & Mortgage Finance ................................ 296,999,703 — — 296,999,703
Tobacco ............................................. 22,436,725 — — 22,436,725
Trading Companies & Distributors ............................ 155,791,251 — — 155,791,251
Water Utilities ......................................... 54,046,884 — — 54,046,884
Wireless Telecommunication Services ......................... 31,322,475 — — 31,322,475
Rights ................................................ — — 445,664 445,664
Warrants .............................................. 1,359,664 — — 1,359,664
Short-Term Securities
Money Market Funds ...................................... 964,476,115 — — 964,476,115
$ 11,833,802,183 $ — $ 445,664 $ 11,834,247,847
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (2,339,778) $ — $ — $ (2,339,778)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
September 30, 2022
2022
iShares Semi-Annual Report to Shareholders
58
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 47,484,684,832 $ 8,586,320,760 $ 10,869,771,732
Investments, at value — affiliated
(c)
............................................................ 6,142,598,210 1,381,857,613 964,476,115
Cash   ............................................................................... 10,045,404 2,385,498 67,032
Cash pledged:
Futures contracts ...................................................................... 8,830,000 563,000 3,086,000
Foreign currency, at value
(d)
................................................................. 80,581 — —
Receivables: – – –
Investments sold ...................................................................... 266,520 — —
Securities lending income — affiliated ........................................................ 7,354,821 1,527,396 1,188,482
Capital shares sold ..................................................................... 10,272,872 — 636,114
Dividends — unaffiliated ................................................................. 55,219,648 2,340,664 22,541,086
Dividends — affiliated ................................................................... 250,781 38,241 75,102
Total assets ...........................................................................
53,719,603,669 9,975,033,172 11,861,841,663
LIABILITIES
Collateral on securities loaned ............................................................... 6,076,377,180 1,373,264,129 938,782,615
Payables: – – –
Investments purchased .................................................................. 84,242 76,149 3,010,969
Capital shares redeemed ................................................................. 35,373,600 — 2,544,458
Investment advisory fees ................................................................. 8,063,100 1,806,299 2,317,030
Variation margin on futures contracts ......................................................... 514,238 63,013 310,574
Total liabilities ..........................................................................
6,120,412,360 1,375,209,590 946,965,646
NET ASSETS ..........................................................................
$ 47,599,191,309 $ 8,599,823,582 $ 10,914,876,017
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 86,603,673,027 $ 12,637,512,272 $ 14,656,993,320
Accumulated loss ....................................................................... (39,004,481,718) (4,037,688,690) (3,742,117,303)
NET ASSETS ..........................................................................
$ 47,599,191,309 $ 8,599,823,582 $ 10,914,876,017
NET ASSET VALUE
Shares outstanding ......................................................................
288,450,000 41,650,000 84,650,000
Net asset value .........................................................................
$ 165.02 $ 206.48 $ 128.94
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated .......................................................... $ 73,613,379,617 $ 10,154,658,945 $ 13,187,284,488
(b)
  Securities loaned, at value ................................................................ $ 5,820,882,811 $ 1,321,409,812 $ 890,937,461
(c)
  Investments, at cost — affiliated ............................................................ $ 6,139,329,525 $ 1,381,043,209 $ 963,986,425
(d)
  Foreign currency, at cost ................................................................. $ 82,328 $ — $ —

Statements of Operations
(unaudited)

Six Months Ended September 30, 2022
59
Financial Statements
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 364,473,110 $ 36,187,341 $ 120,323,397
Dividends — affiliated ................................................................... 717,367 117,514 192,938
Securities lending income — affiliated — net ................................................... 46,594,970 11,992,242 7,743,337
Foreign taxes withheld .................................................................. (615,315) (87,338) (172,589)
Total investment income ...................................................................
411,170,132 48,209,759 128,087,083
EXPENSES
Investment advisory .................................................................... 51,539,574 11,339,480 14,811,253
Total expenses .........................................................................
51,539,574 11,339,480 14,811,253
Net investment income ....................................................................
359,630,558 36,870,279 113,275,830
REALIZED AND UNREALIZED GAIN (LOSS) $ (11,741,833,535) $ (2,061,152,268) $ (2,793,908,299)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. (4,491,415,057) (1,883,840,800) (80,738,842)
Investments — affiliated ............................................................... 197,598 51,791 (4,726)
Foreign currency transactions ........................................................... (84,371) — —
Futures contracts .................................................................... (25,426,806) (2,887,579) (2,015,508)
In-kind redemptions — unaffiliated
(a)
....................................................... 1,575,036,399 432,210,070 287,726,448
(2,941,692,237) (1,454,466,518) 204,967,372
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (8,800,154,062) (606,318,672) (2,996,581,116)
Investments — affiliated ............................................................... 3,339,236 796,403 593,362
Foreign currency translations ............................................................ (1,747) — —
Futures contracts .................................................................... (3,324,724) (1,163,481) (2,887,917)
(8,800,141,297) (606,685,750) (2,998,875,671)
Net realized and unrealized loss ..............................................................
(11,741,833,534) (2,061,152,268) (2,793,908,299)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (11,382,202,976) $ (2,024,281,989) $ (2,680,632,469)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2022
iShares Semi-Annual Report to Shareholders
60
See notes to financial statements.
iShares Russell 2000 ETF iShares Russell 2000 Growth ETF
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 359,630,558 $ 600,788,667 $ 36,870,279 $ 26,897,024
Net realized gain (loss) .................................................... (2,941,692,237) 10,401,978,974 (1,454,466,518) 1,971,046,885
Net change in unrealized appreciation (depreciation) ................................ (8,800,141,297) (14,941,857,623) (606,685,750) (3,784,056,671)
Net decrease in net assets resulting from operations ..................................
(11,382,202,976) (3,939,089,982) (2,024,281,989) (1,786,112,762)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(391,551,193) (646,681,067) (37,072,441) (38,453,082)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(2,580,329,188) (2,764,541,638) (169,640,945) 573,103,014
NET ASSETS
Total decrease in net assets .................................................. (14,354,083,357) (7,350,312,687) (2,230,995,375) (1,251,462,830)
Beginning of period ........................................................
61,953,274,666 69,303,587,353 10,830,818,957 12,082,281,787
End of period ............................................................
$ 47,599,191,309 $ 61,953,274,666 $ 8,599,823,582 $ 10,830,818,957
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
61
Financial Statements
See notes to financial statements.
iShares Russell 2000 Value ETF
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 113,275,830 $ 221,001,608
Net realized gain ...................................................................................... 204,967,372 2,756,634,299
Net change in unrealized appreciation (depreciation) .............................................................. (2,998,875,671) (2,478,461,320)
Net increase (decrease) in net assets resulting from operations .........................................................
(2,680,632,469) 499,174,587
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(125,120,607) (248,644,243)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .......................................................
(937,371,375) (1,911,845,387)
NET ASSETS
Total decrease in net assets ................................................................................ (3,743,124,451) (1,661,315,043)
Beginning of period ......................................................................................
14,658,000,468 16,319,315,511
End of period ..........................................................................................
$ 10,914,876,017 $ 14,658,000,468
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders
62
See notes to financial statements.
iShares Russell 2000 ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ................
$ 205.42  $ 220.43  $ 114.62  $ 153.10  $ 151.96  $ 137.69
Net investment income
(a)
........................
1.22  1.97  1.73  1.83  1.89  1.79
Net realized and unrealized gain (loss)
(b)
..............
(40.26) (14.89) 106.10  (38.22) 1.18  14.38
Net increase (decrease) from investment operations ....... (39.04) (12.92) 107.83  (36.39) 3.07  16.17
Distributions from net investment income
(c)
.............. (1.36) (2.09) (2.02) (2.09) (1.93) (1.90)
Net asset value, end of period ..................... $ 165.02  $ 205.42  $ 220.43  $ 114.62  $ 153.10  $ 151.96
Total Return
(d)
(19.03)% — — — — —
Based on net asset value ......................... (19.03)%
(e)
(5.92)% 94.67% (24.04)% 2.01% 11.80%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.19%
(g)
0.19% 0.19% 0.19% 0.19% 0.20%
Net investment income ...........................
1.33%
(g)
0.90% 1.01% 1.19% 1.21% 1.23%
Supplemental Data
Net assets, end of period (000) ..................... $ 47,599,191  $ 61,953,275  $ 69,303,587  $ 32,602,673  $ 43,174,723  $ 41,918,598
Portfolio turnover rate
(h)
........................... 14% 23% 20% 18% 22% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Financial Highlights
See notes to financial statements.
iShares Russell 2000 Growth ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ................
$ 256.05  $ 300.18  $ 158.74  $ 196.60  $ 190.63  $ 161.84
Net investment income
(a)
........................
0.87  0.67  1.02  1.32  1.21  1.23
Net realized and unrealized gain (loss)
(b)
..............
(49.56) (43.86) 141.60  (37.65) 6.04  28.91
Net increase (decrease) from investment operations ....... (48.69) (43.19) 142.62  (36.33) 7.25  30.14
Distributions from net investment income
(c)
.............. (0.88) (0.94) (1.18) (1.53) (1.28) (1.35)
Net asset value, end of period ..................... $ 206.48  $ 256.05  $ 300.18  $ 158.74  $ 196.60  $ 190.63
Total Return
(d)
(19.01)% — — — — —
Based on net asset value ......................... (19.01)%
(e)
(14.42)% 90.06% (18.61)% 3.81% 18.68%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.24%
(g)
0.23% 0.24% 0.24% 0.24% 0.24%
Net investment income ...........................
0.78%
(g)
0.23% 0.42% 0.66% 0.61% 0.70%
Supplemental Data
Net assets, end of period (000) ..................... $ 8,599,824  $ 10,830,819  $ 12,082,282  $ 6,936,895  $ 9,171,566  $ 9,207,286
Portfolio turnover rate
(h)
........................... 31% 40% 35% 33% 35% 26%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders
64
See notes to financial statements.
iShares Russell 2000 Value ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ................
$ 161.43  $ 159.14  $ 82.34  $ 119.84  $ 122.00  $ 118.27
Net investment income
(a)
........................
1.34  2.26  1.84  2.07  2.18  2.03
Net realized and unrealized gain (loss)
(b)
..............
(32.34) 2.61  77.01  (37.17) (2.10) 3.93
Net increase (decrease) from investment operations ....... (31.00) 4.87  78.85  (35.10) 0.08  5.96
Distributions from net investment income
(c)
.............. (1.49) (2.58) (2.05) (2.40) (2.24) (2.23)
Net asset value, end of period ..................... $ 128.94  $ 161.43  $ 159.14  $ 82.34  $ 119.84  $ 122.00
Total Return
(d)
(19.26)% — — — — —
Based on net asset value ......................... (19.26)%
(e)
3.07% 96.79% (29.79)% 0.03% 5.06%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.24%
(g)
0.23% 0.24% 0.24% 0.24% 0.24%
Net investment income ...........................
1.82%
(g)
1.39% 1.57% 1.74% 1.73% 1.67%
Supplemental Data
Net assets, end of period (000) ..................... $ 10,914,876  $ 14,658,000  $ 16,319,316  $ 6,607,533  $ 9,107,939  $ 8,838,621
Portfolio turnover rate
(h)
........................... 27% 35% 28% 25% 26% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
65
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Russell 2000 ........................................................................................................ Diversified
Russell 2000 Growth .................................................................................................. Diversified
Russell 2000 Value ................................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
66
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000
Barclays Bank PLC ................................... $ 175,825,472 $ (175,825,472) $ – $ –
$ – $ – $ – $ –
Barclays Capital, Inc. ................................... 31,690,302 (31,690,302) – –
BMO Capital Markets Corp. ............................... 4,020,741 (4,020,741) – –
BNP Paribas SA ....................................... 808,658,626 (808,658,626) – –
BofA Securities, Inc. .................................... 314,025,451 (314,025,451) – –
Citadel Clearing LLC .................................... 2,617,459 (2,617,459) – –
Citigroup Global Markets, Inc. .............................. 171,021,258 (171,021,258) – –
Credit Suisse Securities (USA) LLC .......................... 11,830,377 (11,830,377) – –
Deutsche Bank Securities, Inc. ............................. 2,926,104 (2,926,104) – –
Goldman Sachs & Co. LLC ............................... 905,739,906 (905,739,906) – –
HSBC Bank PLC ...................................... 20,214,730 (20,214,730) – –
ING Financial Markets LLC ............................... 882,899 (882,899) – –
J.P. Morgan Securities LLC ............................... 1,323,423,477 (1,323,423,477) – –
Jefferies LLC ......................................... 72,964,680 (72,964,680) – –
Mizuho Securities USA LLC ............................... 689,453 (689,453) – –
Morgan Stanley ....................................... 924,738,718 (924,738,718) – –
National Financial Services LLC ............................ 120,804,190 (120,804,190) – –
Natixis SA ........................................... 22,234,576 (22,234,576) – –
Nomura Securities International, Inc. ......................... 7,518,700 (7,518,700) – –
Pershing LLC ......................................... 6,592,865 (6,592,865) – –
RBC Capital Markets LLC ................................ 92,680,182 (92,680,182) – –
Scotia Capital (USA), Inc. ................................ 127,162,075 (127,162,075) – –
SG Americas Securities LLC .............................. 6,764,471 (6,764,471) – –
State Street Bank & Trust Co. .............................. 73,654,282 (73,654,282) – –
Toronto-Dominion Bank .................................. 163,660,209 (163,660,209) – –
UBS AG ............................................ 201,708,603 (201,708,603) – –
UBS Securities LLC .................................... 59,133,910 (59,133,910) – –
Virtu Americas LLC ..................................... 7,862,281 (7,862,281) – –
Wells Fargo Bank N.A. .................................. 69,671,597 (69,671,597) – –
Wells Fargo Securities LLC ............................... 90,165,217 (90,165,217) – –
$ 5,820,882,811 $ (5,820,882,811) $ – $ –
Russell 2000 Growth
Barclays Bank PLC ................................... $ 30,622,712 $ (30,622,712) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 9,933,333 (9,933,333) – –
BMO Capital Markets Corp. ............................... 441,474 (441,474) – –
BNP Paribas SA ....................................... 203,562,979 (203,562,979) – –
BofA Securities, Inc. .................................... 61,207,224 (61,207,224) – –
Citigroup Global Markets, Inc. .............................. 28,817,970 (28,817,970) – –
Credit Suisse Securities (USA) LLC .......................... 2,332,889 (2,332,889) – –
Deutsche Bank Securities, Inc. ............................. 32,654 (32,654) – –
Goldman Sachs & Co. LLC ............................... 211,048,553 (211,048,553) – –

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
68
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000 Growth (continued)
HSBC Bank PLC ...................................... $ 12,916,537 $ (12,916,537) $ – $ –
ING Financial Markets LLC ............................... 23,726 (23,726) – –
J.P. Morgan Securities LLC ............................... 246,897,142 (246,897,142) – –
Jefferies LLC ......................................... 18,111,875 (18,111,875) – –
Morgan Stanley ....................................... 231,450,170 (231,450,170) – –
National Financial Services LLC ............................ 14,692,450 (14,692,450) – –
Natixis SA ........................................... 3,011,034 (3,011,034) – –
Pershing LLC ......................................... 194,510 (194,510) – –
RBC Capital Markets LLC ................................ 43,075,213 (43,075,213) – –
Scotia Capital (USA), Inc. ................................ 27,222,884 (27,222,884) – –
SG Americas Securities LLC .............................. 1,524,218 (1,524,218) – –
State Street Bank & Trust Co. .............................. 40,770,237 (40,770,237) – –
Toronto-Dominion Bank .................................. 48,279,720 (48,279,720) – –
UBS AG ............................................ 43,243,288 (43,243,288) – –
UBS Securities LLC .................................... 8,552,886 (8,552,886) – –
Virtu Americas LLC ..................................... 567,786 (567,786) – –
Wells Fargo Bank N.A. .................................. 4,754,430 (4,754,430) – –
Wells Fargo Securities LLC ............................... 28,121,918 (28,121,918) – –
$ 1,321,409,812 $ (1,321,409,812) $ – $ –
Russell 2000 Value
Barclays Bank PLC ................................... $ 37,667,646 $ (37,667,646) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 7,402,894 (7,402,894) – –
BMO Capital Markets Corp. ............................... 28,061 (28,061) – –
BNP Paribas SA ....................................... 73,270,872 (73,270,872) – –
BofA Securities, Inc. .................................... 44,688,592 (44,688,592) – –
Citigroup Global Markets, Inc. .............................. 28,327,199 (28,327,199) – –
Credit Suisse Securities (USA) LLC .......................... 12,596 (12,596) – –
Deutsche Bank Securities, Inc. ............................. 49,173 (49,173) – –
Goldman Sachs & Co. LLC ............................... 171,714,982 (171,714,982) – –
HSBC Bank PLC ...................................... 29,307,603 (29,307,603) – –
ING Financial Markets LLC ............................... 49,652 (49,652) – –
J.P. Morgan Securities LLC ............................... 205,343,175 (205,343,175) – –
Jefferies LLC ......................................... 15,176,281 (15,176,281) – –
Morgan Stanley ....................................... 160,268,088 (160,268,088) – –
National Financial Services LLC ............................ 17,962,304 (17,962,304) – –
Natixis SA ........................................... 7,568,232 (7,568,232) – –
Pershing LLC ......................................... 10,103 (10,103) – –
RBC Capital Markets LLC ................................ 7,982,449 (7,982,449) – –
Scotia Capital (USA), Inc. ................................ 9,121,983 (9,121,983) – –
SG Americas Securities LLC .............................. 2,047,319 (2,047,319) – –
State Street Bank & Trust Co. .............................. 12,367,449 (12,367,449) – –
Toronto-Dominion Bank .................................. 5,468,468 (5,468,468) – –
UBS AG ............................................ 17,127,777 (17,127,777) – –
UBS Securities LLC .................................... 7,474,089 (7,474,089) – –
Virtu Americas LLC ..................................... 2,590,466 (2,590,466) – –
Wells Fargo Bank N.A. .................................. 11,402,976 (11,402,976) – –
Wells Fargo Securities LLC ............................... 16,507,032 (16,507,032) – –
$ 890,937,461 $ (890,937,461) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other
iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.2000%
Over $46 billion, up to and including $81 billion .............................................................................. 0.1900
Over $81 billion, up to and including $111 billion ............................................................................. 0.1805
Over $111 billion, up to and including $141 billion ............................................................................ 0.1715
Over $141 billion, up to and including $171 billion ............................................................................ 0.1630
Over $171 billion .................................................................................................. 0.1548
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.2500%
Over $46 billion, up to and including $81 billion .............................................................................. 0.2375
Over $81 billion, up to and including $111 billion ............................................................................. 0.2257
Over $111 billion, up to and including $141 billion ............................................................................ 0.2144
Over $141 billion, up to and including $171 billion ............................................................................ 0.2037
Over $171 billion .................................................................................................. 0.1935

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
70
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF Amounts
Russell 2000 ............................................................................................................ $ 12,289,995
Russell 2000 Growth ...................................................................................................... 3,131,968
Russell 2000 Value ....................................................................................................... 2,018,528
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 2000 ......................................................................... $ 706,126,561 $ 1,746,955,548 $ (493,357,876)
Russell 2000 Growth ................................................................... 1,599,035,892 1,450,864,228 (1,218,774,752)
Russell 2000 Value .................................................................... 1,374,540,121 1,623,890,742 132,969,008
iShares ETF Purchases Sales
Russell 2000 ......................................................................................... $ 7,463,747,606 $ 7,646,088,188
Russell 2000 Growth ................................................................................... 2,932,110,341 2,932,634,863
Russell 2000 Value .................................................................................... 3,319,795,063 3,414,415,324
iShares ETF
In-kind
Purchases
In-kind
Sales
Russell 2000 ......................................................................................... $ 32,579,119,585 $ 35,012,852,315
Russell 2000 Growth ................................................................................... 1,810,236,536 1,980,491,041
Russell 2000 Value .................................................................................... 861,222,552 1,719,919,009
iShares ETF Amounts
Russell 2000 ........................................................................................................... $ 9,508,088,657
Russell 2000 Growth ..................................................................................................... 934,647,008
Russell 2000 Value ...................................................................................................... 1,454,504,025

Notes to Financial Statements
(unaudited) (continued)
71
Notes to Financial Statements
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9.
Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 2000 .................................................... $ 80,145,587,821 $ 395,878,196 $ (26,914,389,314) $ (26,518,511,118)
Russell 2000 Growth ............................................... 11,615,158,828 541,124,971 (2,188,832,589) (1,647,707,618)
Russell 2000 Value ................................................ 14,312,095,803 397,891,598 (2,878,079,332) (2,480,187,734)

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
72
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/22
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Russell 2000
Shares sold 189,350,000 $ 34,430,729,950 426,400,000 $ 93,255,342,373
Shares redeemed (202,500,000) (37,011,059,138) (439,200,000) (96,019,884,011)
(13,150,000) $ (2,580,329,188) (12,800,000) $ (2,764,541,638)
Russell 2000 Growth
Shares sold 8,400,000 $ 1,830,983,243 17,950,000 $ 5,179,049,200
Shares redeemed (9,050,000) (2,000,624,188) (15,900,000) (4,605,946,186)
(650,000) $ (169,640,945) 2,050,000 $ 573,103,014
Russell 2000 Value
Shares sold 6,450,000 $ 954,485,108 33,300,000 $ 5,495,477,619
Shares redeemed (12,600,000) (1,891,856,483) (45,050,000) (7,407,323,006)
(6,150,000) $ (937,371,375) (11,750,000) $ (1,911,845,387)

Board Review and Approval of Investment Advisory Contract
73
Board Review and Approval of Investment Advisory Contract
iShares Russell 2000 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
74
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements)
that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 2000 Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members,

Board Review and Approval of Investment Advisory Contract
(continued)
75
Board Review and Approval of Investment Advisory Contract
with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
76
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 2000 Value ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA

Board Review and Approval of Investment Advisory Contract
(continued)
77
Board Review and Approval of Investment Advisory Contract
and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
78
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
79
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2022
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Russell 2000
(a)
........................ $ 1.271729 $ — $ 0.083766 $ 1.355495 94% —% 6% 100%
Russell 2000 Growth
(a)
.................. 0.847311 — 0.030932 0.878243 96 — 4 100
Russell 2000 Value
(a)
................... 1.370754 — 0.115387 1.486141 92 — 8 100
(a)
Each Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in each Fund is returned to the shareholder. A return of capital does not necessarily reflect each Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce each Fund’s net asset value per share.

General Information
2022
iShares Semi-Annual Report to Shareholders
80
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
81
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-316-0922
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2022
2022 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Micro-Cap ETF | IWC | NYSE Arca
iShares Russell 2500 ETF | SMMD | Cboe BZX
iShares Russell Mid-Cap ETF | IWR | NYSE Arca
iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities
(MSCI Europe, Australasia,
Far East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(10.42) (14.15)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2022
2022
iShares Semi-Annual Report To Shareholders
4
iShares
®
Micro-Cap ETF
Investment Objective
The  iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell
MicroCap
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.37)% (27.61)% 2.92% 8.24% (27.61)% 15.49% 120.67%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.18) (27.49) 2.95 8.24 (27.49) 15.63 120.80
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.35) (27.46) 3.11 8.37 (27.46) 16.54 123.30
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 806.30 $ 2.72 $ 1,000.00 $ 1,022.06 $ 3.04 0.60%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 31.0%
Financials ...................................... 20.6
Information Technology ............................. 11.3
Industrials ...................................... 10.1
Consumer Discretionary ............................ 9.2
Energy ........................................ 5.3
Real Estate ..................................... 3.6
Materials ...................................... 3.1
Communication Services ............................ 2.6
Consumer Staples ................................ 2.3
Utilities ........................................ 0.9
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
ChemoCentryx, Inc. ................................ 0.8%
Prothena Corp. plc ................................. 0.5
Prometheus Biosciences, Inc. ......................... 0.4
International Seaways, Inc. ........................... 0.4
Impinj, Inc. ...................................... 0.4
Verve Therapeutics, Inc. ............................. 0.4
Meridian Bioscience, Inc. ............................ 0.3
CTS Corp. ...................................... 0.3
Celldex Therapeutics, Inc. ............................ 0.3
TransMedics Group, Inc. ............................. 0.3
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
5
Fund Summary
iShares
®
Russell 2500 ETF
Investment Objective
The  iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500
TM
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was July 6, 2017. The first day of secondary market trading was July 7, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.26)% (21.11)% 5.45% 6.33% (21.11)% 30.37% 37.91%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.36) (21.17) 5.50 6.35 (21.17) 30.68 38.08
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.32) (21.11) 5.45 6.34 (21.11) 30.40 37.93
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 807.40 $ 0.32 $ 1,000.00 $ 1,024.72 $ 0.36 0.07%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Investment Funds ................................ 43.9%
Industrials ...................................... 10.9
Information Technology ............................. 8.7
Financials ...................................... 8.7
Consumer Discretionary ............................ 6.5
Health Care .................................... 5.5
Real Estate ..................................... 5.2
Materials ...................................... 3.6
Energy ........................................ 2.3
Consumer Staples ................................ 1.7
Utilities ........................................ 1.6
Communication Services ............................ 1.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares Russell 2000 ETF ............................ 43.9%
Quanta Services, Inc. ............................... 0.4
LPL Financial Holdings, Inc. ........................... 0.4
FactSet Research Systems, Inc. ........................ 0.3
EQT Corp. ...................................... 0.3
Carlisle Cos., Inc. ................................. 0.3
Brown & Brown, Inc. ................................ 0.3
First Solar, Inc. ................................... 0.3
Avery Dennison Corp. ............................... 0.3
Jack Henry & Associates, Inc. ......................... 0.3
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
2022
iShares Semi-Annual Report To Shareholders
6
iShares
®
Russell Mid-Cap ETF
Investment Objective
The  iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the
Russell MidCap
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.76)% (19.51)% 6.33% 10.13% (19.51)% 35.89% 162.41%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.72) (19.43) 6.34 10.15 (19.43) 36.01 162.83
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.71) (19.39) 6.48 10.30 (19.39) 36.89 166.56
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 802.40 $ 0.86 $ 1,000.00 $ 1,024.12 $ 0.96 0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 16.8%
Industrials ...................................... 15.0
Financials ...................................... 13.8
Consumer Discretionary ............................ 11.4
Health Care .................................... 10.6
Real Estate ..................................... 7.9
Materials ...................................... 6.1
Utilities ........................................ 5.9
Energy ........................................ 5.0
Communication Services ............................ 3.8
Consumer Staples ................................ 3.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Synopsys, Inc. .................................... 0.5%
Cadence Design Systems, Inc. ......................... 0.5
O'Reilly Automotive, Inc. ............................. 0.5
Chipotle Mexican Grill, Inc. ........................... 0.5
AutoZone, Inc. .................................... 0.5
Corteva, Inc. ..................................... 0.5
Cheniere Energy, Inc. ............................... 0.5
Devon Energy Corp. ................................ 0.5
Amphenol Corp., Class A ............................ 0.4
Biogen, Inc. ..................................... 0.4
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2022
7
Fund Summary
iShares
®
Russell Mid-Cap Growth ETF
Investment Objective
The  iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell MidCap
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (21.65)% (29.62)% 7.40% 10.63% (29.62)% 42.89% 174.61%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (21.68) (29.62) 7.39 10.63 (29.62) 42.82 174.59
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (21.59) (29.50) 7.62 10.85 (29.50) 44.39 180.20
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 783.50 $ 1.03 $ 1,000.00 $ 1,023.92 $ 1.17 0.23%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 30.2%
Health Care .................................... 16.3
Industrials ...................................... 15.2
Consumer Discretionary ............................ 14.4
Financials ...................................... 5.6
Communication Services ............................ 4.7
Energy ........................................ 4.6
Materials ...................................... 3.8
Consumer Staples ................................ 3.0
Real Estate ..................................... 1.9
Utilities ........................................ 0.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Synopsys, Inc. .................................... 1.5%
Cadence Design Systems, Inc. ......................... 1.4
Chipotle Mexican Grill, Inc. ........................... 1.3
AutoZone, Inc. .................................... 1.2
Enphase Energy, Inc. ............................... 1.2
Paychex, Inc. .................................... 1.2
Crowdstrike Holdings, Inc., Class A ...................... 1.1
IQVIA Holdings, Inc. ................................ 1.1
Agilent Technologies, Inc. ............................ 1.0
Fortinet, Inc. ..................................... 1.0
(a)
Excludes money market funds.

About Fund Performance
2022
iShares Semi-Annual Report To Shareholders
8
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Micro-Cap ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AerSale Corp.
(a)(b)
................... 32,218 $ 597,322
Archer Aviation, Inc., Class A
(a)(b)
......... 288,454 752,865
Astra Space, Inc., Class A
(a)(b)
........... 308,266 188,351
Astronics Corp.
(b)
................... 50,920 400,231
Byrna Technologies, Inc.
(a)(b)
............ 27,699 130,185
Cadre Holdings, Inc. ................. 38,591 928,499
Ducommun, Inc.
(b)
.................. 22,386 887,829
Innovative Solutions and Support, Inc.
(b)
.... 27,032 233,286
Momentus, Inc., Class A
(a)(b)
............ 113,371 155,318
National Presto Industries, Inc. .......... 10,368 674,438
Park Aerospace Corp. ................ 39,330 434,203
Redwire Corp.
(a)(b)
................... 37,796 89,955
Terran Orbital Corp.
(a)(b)
............... 46,649 82,569
V2X, Inc.
(b)
....................... 24,363 862,450
VirTra, Inc.
(a)(b)
..................... 21,872 118,328
6,535,829
Air Freight & Logistics — 0.1%
(a)(b)
Air T, Inc. ........................ 2,023 34,634
Radiant Logistics, Inc. ............... 76,777 436,861
471,495
Airlines — 0.1%
(b)
Blade Air Mobility, Inc., Class A .......... 113,092 455,761
Mesa Air Group, Inc.
(a)
............... 71,090 117,298
Wheels Up Experience, Inc., Class A
(a)
.... 321,091 369,255
942,314
Auto Components — 0.4%
(b)
Cooper-Standard Holdings, Inc.
(a)
........ 34,418 201,001
Horizon Global Corp.
(a)
............... 51,116 62,873
Modine Manufacturing Co. ............. 100,990 1,306,811
Motorcar Parts of America, Inc. ......... 37,884 576,594
Stoneridge, Inc.
(a)
................... 53,220 902,079
Strattec Security Corp.
(a)
.............. 7,686 159,869
Superior Industries International, Inc. ..... 44,518 134,444
Sypris Solutions, Inc. ................ 26,903 50,040
XL Fleet Corp., Class A ............... 253,381 225,509
3,619,220
Automobiles — 0.3%
(a)(b)
Arcimoto, Inc. ..................... 61,016 84,202
AYRO, Inc. ....................... 73,225 43,203
Cenntro Electric Group Ltd. ............ 376,306 387,595
Faraday Future Intelligent Electric, Inc. .... 204,078 129,835
Lordstown Motors Corp., Class A ........ 338,969 620,313
Mullen Automotive, Inc. ............... 669,469 219,452
Phoenix Motor, Inc. ................. 9,832 15,436
Volcon, Inc. ....................... 27,206 53,596
Workhorse Group, Inc. ............... 309,451 888,124
2,441,756
Banks — 13.6%
ACNB Corp. ...................... 16,836 505,753
Affinity Bancshares, Inc.
(b)
............. 9,995 146,027
Allegiance Bancshares, Inc. ............ 39,168 1,630,564
Amalgamated Financial Corp. .......... 27,950 630,272
Amerant Bancorp, Inc., Class A ......... 56,093 1,393,350
American National Bankshares, Inc. ...... 21,109 674,433
AmeriServ Financial, Inc. ............. 33,648 127,862
Ames National Corp. ................ 17,474 387,573
Arrow Financial Corp. ................ 29,070 837,797
Auburn National BanCorp, Inc. .......... 4,713 108,493
Bancorp, Inc. (The)
(a)(b)
............... 112,345 2,469,343
Bank First Corp. ................... 13,021 995,846
Security
Shares
Shares Value
Banks (continued)
Bank of Marin Bancorp ............... 31,821 $ 953,039
Bank of Princeton (The) .............. 10,611 300,822
Bank of South Carolina Corp. ........... 7,735 126,545
Bank of the James Financial Group, Inc. ... 8,667 109,551
Bank7 Corp. ...................... 7,451 165,263
BankFinancial Corp. ................. 23,304 220,456
Bankwell Financial Group, Inc. .......... 11,606 337,851
Bar Harbor Bankshares .............. 30,135 799,180
BayCom Corp. .................... 25,765 452,949
Bayfirst Financial Corp.
(a)
.............. 6,612 109,429
BCB Bancorp, Inc. .................. 29,205 491,520
Blue Ridge Bankshares, Inc. ........... 34,513 438,660
Business First Bancshares, Inc. ......... 42,831 922,151
Byline Bancorp, Inc. ................. 49,905 1,010,576
C&F Financial Corp. ................. 6,820 364,870
California Bancorp
(b)
................. 15,369 310,761
Cambridge Bancorp ................. 13,824 1,102,326
Camden National Corp. .............. 29,260 1,246,476
Capital Bancorp, Inc. ................ 18,186 420,097
Capital City Bank Group, Inc. ........... 27,484 855,027
Capstar Financial Holdings, Inc. ......... 40,794 755,913
Carter Bankshares, Inc.
(b)
............. 49,487 796,741
CB Financial Services, Inc. ............ 9,352 203,500
CBTX, Inc. ....................... 37,254 1,089,679
Central Pacific Financial Corp. .......... 56,056 1,159,799
Central Valley Community Bancorp ....... 19,906 352,535
Chemung Financial Corp. ............. 7,028 294,262
ChoiceOne Financial Services, Inc. ....... 14,309 310,791
Citizens & Northern Corp. ............. 30,697 742,253
Citizens Community Bancorp, Inc. ....... 20,569 250,325
Citizens Holding Co. ................. 9,696 148,349
Civista Bancshares, Inc. .............. 30,579 634,820
CNB Financial Corp. ................. 32,475 765,436
Coastal Financial Corp.
(a)(b)
............ 21,001 834,580
Codorus Valley Bancorp, Inc. ........... 18,619 350,782
Colony Bankcorp, Inc. ............... 32,822 427,671
Community Financial Corp. (The) ........ 10,420 357,406
Community Trust Bancorp, Inc. ......... 31,873 1,292,450
Community West Bancshares .......... 14,267 199,025
ConnectOne Bancorp, Inc. ............ 75,110 1,732,037
CrossFirst Bankshares, Inc.
(a)(b)
......... 92,135 1,202,362
Dime Community Bancshares, Inc. ....... 66,306 1,941,440
Eagle Bancorp Montana, Inc. ........... 12,075 229,425
Emclaire Financial Corp. .............. 4,696 165,534
Enterprise Bancorp, Inc. .............. 19,064 570,204
Equity Bancshares, Inc., Class A
(a)
....... 30,985 918,086
Esquire Financial Holdings, Inc. ......... 13,977 524,836
Evans Bancorp, Inc. ................. 10,679 391,385
Farmers & Merchants Bancorp, Inc. ...... 24,636 661,969
Farmers National Banc Corp. ........... 63,760 834,618
Fidelity D&D Bancorp, Inc. ............. 9,532 384,616
Financial Institutions, Inc. ............. 30,764 740,489
Finward Bancorp
(a)
.................. 7,428 252,626
Finwise Bancorp
(a)(b)
................. 19,034 171,877
First Bancorp, Inc. (The) .............. 19,844 546,702
First Bancshares, Inc. (The)
(a)
.......... 40,217 1,201,282
First Bank ........................ 31,485 430,400
First Business Financial Services, Inc. ..... 16,342 528,010
First Capital, Inc. ................... 6,816 175,239
First Community Bankshares, Inc. ....... 32,486 1,040,527
First Community Corp. ............... 15,111 264,443
First Financial Corp. ................. 22,582 1,020,481
First Financial Northwest, Inc. .......... 14,075 208,873
First Foundation, Inc. ................ 104,083 1,888,066
First Guaranty Bancshares, Inc. ......... 12,282 268,730

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Internet Bancorp ................ 17,969 $ 608,430
First Mid Bancshares, Inc. ............. 37,694 1,205,077
First National Corp. ................. 10,746 164,414
First Northwest Bancorp .............. 16,615 267,501
First of Long Island Corp. (The) ......... 44,870 773,559
First Savings Financial Group, Inc. ....... 12,462 286,377
First United Corp. .................. 13,041 215,829
First US Bancshares, Inc. ............. 11,057 88,014
First Western Financial, Inc.
(b)
.......... 16,046 395,534
Five Star Bancorp .................. 25,577 725,364
Flushing Financial Corp. .............. 57,738 1,118,385
FNCB Bancorp, Inc. ................. 33,800 253,838
Franklin Financial Services Corp. ........ 8,529 269,175
FVCBankcorp, Inc.
(a)(b)
............... 24,123 462,438
German American Bancorp, Inc. ......... 56,314 2,010,973
Glen Burnie Bancorp ................ 5,469 51,682
Great Southern Bancorp, Inc.
(a)
......... 19,102 1,090,151
Guaranty Bancshares, Inc. ............ 16,657 576,166
Hanmi Financial Corp. ............... 62,121 1,471,025
Hanover Bancorp, Inc. ............... 2,376 45,429
HarborOne Bancorp, Inc. ............. 90,194 1,210,403
Hawthorn Bancshares, Inc. ............ 12,298 268,834
HBT Financial, Inc. .................. 20,874 378,863
Heritage Commerce Corp. ............. 119,678 1,357,149
HomeStreet, Inc. ................... 36,623 1,055,109
HomeTrust Bancshares, Inc. ........... 29,029 641,541
Horizon Bancorp, Inc. ................ 81,796 1,469,056
Independent Bank Corp. .............. 40,985 782,814
Investar Holding Corp. ............... 18,906 376,229
John Marshall Bancorp, Inc. ........... 23,443 575,760
Lakeland Bancorp, Inc. ............... 126,990 2,033,110
Landmark Bancorp, Inc. .............. 8,516 217,754
LCNB Corp. ...................... 22,401 355,280
Limestone Bancorp, Inc. .............. 10,763 211,170
Macatawa Bank Corp. ............... 52,537 486,493
MainStreet Bancshares, Inc.
(a)
.......... 14,164 323,081
Malvern Bancorp, Inc.
(a)(b)
............. 14,758 212,072
Mercantile Bank Corp. ............... 31,263 928,824
Meridian Corp. .................... 10,325 301,180
Metrocity Bankshares, Inc. ............ 37,903 744,415
Metropolitan Bank Holding Corp.
(b)
....... 20,861 1,342,614
Mid Penn Bancorp, Inc. ............... 29,150 837,480
Middlefield Banc Corp. ............... 11,310 306,501
Midland States Bancorp, Inc. ........... 43,030 1,014,217
MidWestOne Financial Group, Inc. ....... 28,647 781,777
MVB Financial Corp. ................ 20,686 575,691
National Bankshares, Inc. ............. 12,095 408,327
Nicolet Bankshares, Inc.
(a)(b)
............ 24,849 1,750,364
Northeast Bank .................... 13,357 489,801
Northrim BanCorp, Inc. ............... 11,666 484,839
Norwood Financial Corp. .............. 14,973 397,982
Oak Valley Bancorp ................. 13,822 246,999
Ohio Valley Banc Corp. ............... 8,878 246,986
Old Point Financial Corp. ............. 7,586 210,360
Old Second Bancorp, Inc. ............. 86,041 1,122,835
Orange County Bancorp, Inc.
(a)
.......... 10,355 398,667
Origin Bancorp, Inc. ................. 45,699 1,758,041
Orrstown Financial Services, Inc. ........ 20,475 489,762
Parke Bancorp, Inc. ................. 20,083 420,940
Partners Bancorp ................... 20,162 179,240
Pathfinder Bancorp, Inc. .............. 6,878 139,899
PCB Bancorp ..................... 23,548 425,512
PCSB Financial Corp. ................ 25,139 450,742
Peapack-Gladstone Financial Corp.
(a)
..... 35,359 1,189,830
Penns Woods Bancorp, Inc. ............ 13,988 320,465
Security
Shares
Shares Value
Banks (continued)
Peoples Bancorp of North Carolina, Inc. ... 9,348 $ 231,830
Peoples Bancorp, Inc. ............... 56,488 1,634,198
Peoples Financial Services Corp. ........ 14,284 669,063
Plumas Bancorp ................... 11,058 313,715
Preferred Bank .................... 22,900 1,493,767
Premier Financial Corp. .............. 72,187 1,855,206
Primis Financial Corp. ................ 44,946 545,195
Professional Holding Corp., Class A
(b)
..... 26,236 680,562
QCR Holdings, Inc.
(a)
................ 32,406 1,650,762
RBB Bancorp ..................... 29,702 617,208
Red River Bancshares, Inc.
(a)
........... 8,716 430,832
Republic Bancorp, Inc., Class A ......... 17,741 679,480
Republic First Bancorp, Inc.
(a)(b)
......... 97,622 276,270
Richmond Mutual BanCorp, Inc. ......... 21,797 292,734
Riverview Bancorp, Inc. .............. 41,916 266,167
Salisbury Bancorp, Inc. ............... 10,702 256,420
SB Financial Group, Inc. .............. 13,353 224,998
Shore Bancshares, Inc. ............... 35,663 617,683
Sierra Bancorp .................... 27,971 552,427
SmartFinancial, Inc. ................. 31,376 775,301
Sound Financial Bancorp, Inc. .......... 4,519 183,110
South Plains Financial, Inc. ............ 20,255 558,228
Southern First Bancshares, Inc.
(b)
........ 15,199 633,190
Southern States Bancshares, Inc. ........ 15,289 416,625
Summit Financial Group, Inc. ........... 22,647 610,110
Summit State Bank ................. 10,132 147,015
Third Coast Bancshares, Inc.
(b)
.......... 25,991 444,706
Union Bankshares, Inc.
(a)
.............. 8,292 187,565
United Bancorp, Inc. ................. 9,437 151,653
United Security Bancshares ............ 27,854 181,608
Unity Bancorp, Inc. .................. 14,278 358,521
Univest Financial Corp. ............... 59,111 1,387,926
USCB Financial Holdings, Inc., Class A
(b)
... 21,819 286,047
Village Bank and Trust Financial Corp.
(a)
... 1,178 53,116
Virginia National Bankshares Corp. ....... 9,394 304,741
Washington Trust Bancorp, Inc. ......... 34,554 1,606,070
West BanCorp, Inc. ................. 32,751 681,548
114,159,402
Beverages — 0.1%
(b)
Fresh Vine Wine, Inc.
(a)
............... 12,189 21,575
Splash Beverage Group, Inc.
(a)
.......... 54,195 74,247
Vintage Wine Estates, Inc. ............. 63,604 176,183
Vita Coco Co., Inc. (The)
(a)
............. 55,918 636,906
Willamette Valley Vineyards, Inc. ........ 9,009 55,586
Winc, Inc.
(a)
....................... 16,109 14,369
Zevia PBC, Class A
(a)
................ 27,588 119,180
1,098,046
Biotechnology — 18.1%
(b)
180 Life Sciences Corp.
(a)
............. 65,747 44,642
2seventy bio, Inc.
(a)
................. 75,901 1,104,360
4D Molecular Therapeutics, Inc. ......... 60,672 487,803
89bio, Inc.
(a)
...................... 41,703 241,460
Aadi Bioscience, Inc.
(a)
............... 29,345 414,645
ABVC BioPharma, Inc.
(a)
.............. 38,665 34,025
Actinium Pharmaceuticals, Inc. .......... 47,748 352,380
Acumen Pharmaceuticals, Inc. .......... 53,933 540,948
Acurx Pharmaceuticals, Inc. ........... 14,041 42,123
Adicet Bio, Inc. .................... 56,833 808,165
ADMA Biologics, Inc.
(a)
............... 377,346 916,951
Adverum Biotechnologies, Inc. .......... 197,853 187,960
Aeglea BioTherapeutics, Inc. ........... 98,218 51,663
Aerovate Therapeutics, Inc.
(a)
........... 18,612 308,587
Affimed NV ....................... 288,784 594,895

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Agenus, Inc. ...................... 573,850 $ 1,176,393
AIM ImmunoTech, Inc.
(a)
.............. 95,760 55,732
Akero Therapeutics, Inc. .............. 56,883 1,936,866
Akouos, Inc.
(a)
..................... 49,184 332,484
Albireo Pharma, Inc.
(a)
................ 34,931 676,264
Aldeyra Therapeutics, Inc. ............. 97,005 518,007
Alector, Inc.
(a)
..................... 125,274 1,185,092
Aligos Therapeutics, Inc. .............. 61,920 68,112
Allakos, Inc. ...................... 80,140 490,457
Allovir, Inc.
(a)
...................... 63,495 500,976
Alpine Immune Sciences, Inc.
(a)
......... 32,079 230,969
Altimmune, Inc.
(a)
................... 86,978 1,110,709
ALX Oncology Holdings, Inc.
(a)
.......... 43,313 414,505
AnaptysBio, Inc.
(a)
.................. 41,136 1,049,379
Anavex Life Sciences Corp.
(a)
........... 139,831 1,443,056
Anika Therapeutics, Inc. .............. 29,573 703,837
Anixa Biosciences, Inc.
(a)
.............. 59,124 290,890
Annexon, Inc.
(a)
.................... 74,120 458,062
Annovis Bio, Inc.
(a)
.................. 11,434 156,646
Applied Genetic Technologies Corp.
(a)
..... 115,229 31,296
Applied Molecular Transport, Inc.
(a)
....... 56,069 54,566
Applied Therapeutics, Inc. ............. 63,819 59,358
Aptinyx, Inc. ...................... 98,761 36,354
AquaBounty Technologies, Inc.
(a)
........ 132,877 103,750
Aravive, Inc. ...................... 41,484 33,901
Arbutus Biopharma Corp. ............. 219,253 418,773
ARCA biopharma, Inc.
(a)
.............. 28,337 58,374
Arcellx, Inc.
(a)
..................... 60,387 1,133,464
Arcturus Therapeutics Holdings, Inc.
(a)
..... 46,967 696,051
Armata Pharmaceuticals, Inc.
(a)
......... 22,007 92,870
Assembly Biosciences, Inc.
(a)
........... 94,450 154,898
Astria Therapeutics, Inc.
(a)
............. 20,767 187,734
Atara Biotherapeutics, Inc. ............. 188,291 711,740
Atossa Therapeutics, Inc.
(a)
............ 243,187 202,648
Atreca, Inc., Class A
(a)
................ 56,981 89,460
aTyr Pharma, Inc. .................. 55,043 165,129
Aura Biosciences, Inc. ............... 37,245 674,879
AVEO Pharmaceuticals, Inc.
(a)
.......... 62,008 510,326
Avid Bioservices, Inc.
(a)
............... 123,547 2,362,219
Avidity Biosciences, Inc.
(a)
............. 103,566 1,691,233
Avita Medical, Inc.
(a)
................. 49,737 262,114
Avrobio, Inc. ...................... 84,199 54,098
Axcella Health, Inc.
(a)
................ 44,818 76,639
Aziyo Biologics, Inc., Class A
(a)
.......... 8,917 64,202
Beyondspring, Inc.
(a)
................. 44,319 43,876
BioAtla, Inc.
(a)
..................... 62,900 484,330
Biomea Fusion, Inc.
(a)
................ 33,082 323,542
BioVie, Inc.
(a)
...................... 8,615 21,451
Bioxcel Therapeutics, Inc.
(a)
............ 38,876 459,514
Black Diamond Therapeutics, Inc. ........ 46,563 78,691
Blue Water Vaccines, Inc.
(a)
............ 8,063 13,788
Bluebird Bio, Inc. ................... 156,306 989,417
Bolt Biotherapeutics, Inc. .............. 47,381 70,124
BrainStorm Cell Therapeutics, Inc.
(a)
...... 68,361 302,156
Brooklyn ImmunoTherapeutics, Inc.
(a)
..... 118,806 29,333
C4 Therapeutics, Inc. ................ 85,481 749,668
Cabaletta Bio, Inc.
(a)
................. 38,076 24,753
Candel Therapeutics, Inc. ............. 32,879 103,240
Capricor Therapeutics, Inc.
(a)
........... 44,558 267,348
Cardiff Oncology, Inc. ................ 80,102 123,357
Caribou Biosciences, Inc. ............. 113,824 1,200,843
Catalyst Pharmaceuticals, Inc. .......... 194,489 2,495,294
Celcuity, Inc.
(a)
..................... 21,681 217,677
Celldex Therapeutics, Inc.
(a)
............ 92,999 2,614,202
CEL-SCI Corp.
(a)
................... 72,433 223,818
Security
Shares
Shares Value
Biotechnology (continued)
Century Therapeutics, Inc.
(a)
........... 40,934 $ 404,837
Checkpoint Therapeutics, Inc.
(a)
......... 146,628 152,493
ChemoCentryx, Inc.
(a)
................ 128,107 6,618,007
Chimerix, Inc. ..................... 171,259 330,530
Chinook Therapeutics, Inc. ............ 100,839 1,982,495
Clene, Inc.
(a)
...................... 50,331 140,927
Clovis Oncology, Inc.
(a)
............... 281,263 334,703
Codiak Biosciences, Inc. .............. 34,620 27,073
Cogent Biosciences, Inc. .............. 129,281 1,928,873
Coherus Biosciences, Inc.
(a)
............ 149,546 1,437,137
Compass Therapeutics, Inc.
(a)
.......... 143,478 327,130
Concert Pharmaceuticals, Inc.
(a)
......... 93,855 628,829
ContraFect Corp.
(a)
.................. 80,000 13,440
Corvus Pharmaceuticals, Inc.
(a)
......... 69,792 57,125
Crinetics Pharmaceuticals, Inc. ......... 106,812 2,097,788
CTI BioPharma Corp. ................ 201,737 1,174,109
Cue Biopharma, Inc.
(a)
............... 68,458 152,661
Cullinan Oncology, Inc.
(a)
.............. 61,346 786,456
Curis, Inc. ........................ 175,824 123,077
Cyteir Therapeutics, Inc.
(a)
............. 51,388 98,665
CytomX Therapeutics, Inc.
(a)
........... 132,729 192,457
Day One Biopharmaceuticals, Inc. ....... 56,112 1,123,923
Decibel Therapeutics, Inc.
(a)
............ 28,107 97,250
Deciphera Pharmaceuticals, Inc. ........ 91,033 1,684,111
DermTech, Inc.
(a)
................... 52,551 208,102
Design Therapeutics, Inc. ............. 68,745 1,149,416
DiaMedica Therapeutics, Inc. ........... 50,734 62,910
Dyadic International, Inc.
(a)
............. 40,526 77,405
Dynavax Technologies Corp.
(a)
.......... 239,370 2,499,023
Dyne Therapeutics, Inc. .............. 64,370 817,499
Eagle Pharmaceuticals, Inc.
(a)
.......... 20,704 547,000
eFFECTOR Therapeutics, Inc.
(a)
......... 31,445 17,990
Eiger BioPharmaceuticals, Inc. .......... 83,530 628,981
Eledon Pharmaceuticals, Inc. ........... 21,503 59,348
Elevation Oncology, Inc.
(a)
............. 27,307 30,857
Eliem Therapeutics, Inc. .............. 13,464 43,489
Enochian Biosciences, Inc. ............ 39,794 72,027
Entrada Therapeutics, Inc.
(a)
........... 39,342 620,030
Equillium, Inc.
(a)
.................... 34,354 76,266
Evelo Biosciences, Inc.
(a)
.............. 61,572 128,685
Fennec Pharmaceuticals, Inc.
(a)
......... 35,805 290,021
Finch Therapeutics Group, Inc. ......... 55,317 92,379
Foghorn Therapeutics, Inc.
(a)
........... 40,799 350,055
Forma Therapeutics Holdings, Inc. ....... 73,624 1,468,799
Fortress Biotech, Inc. ................ 164,804 141,731
Frequency Therapeutics, Inc. ........... 65,196 116,701
G1 Therapeutics, Inc.
(a)
............... 80,571 1,006,332
Gain Therapeutics, Inc.
(a)
.............. 20,715 67,531
Galectin Therapeutics, Inc.
(a)
........... 70,470 114,866
Galera Therapeutics, Inc.
(a)
............ 45,337 78,886
Gamida Cell Ltd.
(a)
.................. 92,259 146,692
Gelesis Holdings, Inc.
(a)
............... 28,201 30,457
Gemini Therapeutics, Inc.
(a)
............ 43,860 71,930
Generation Bio Co.
(a)
................ 97,978 520,263
Genprex, Inc.
(a)
.................... 97,527 137,513
Geron Corp. ...................... 725,991 1,698,819
Gossamer Bio, Inc.
(a)
................ 127,199 1,523,844
Graphite Bio, Inc.
(a)
.................. 56,377 178,715
Greenwich Lifesciences, Inc.
(a)
.......... 7,827 71,226
Gritstone bio, Inc. .................. 144,252 370,728
GT Biopharma, Inc.
(a)
................ 61,199 107,710
Harpoon Therapeutics, Inc. ............ 36,102 35,023
HCW Biologics, Inc.
(a)
................ 38,314 87,739
Heron Therapeutics, Inc.
(a)
............. 209,000 881,980
HilleVax, Inc.
(a)
..................... 26,348 450,287

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Homology Medicines, Inc.
(a)
............ 85,460 $ 137,591
Hookipa Pharma, Inc.
(a)
............... 100,751 135,006
Humacyte, Inc.
(a)
................... 34,782 113,389
Humanigen, Inc. ................... 119,912 21,584
Icosavax, Inc. ..................... 44,517 140,674
Ideaya Biosciences, Inc. .............. 72,270 1,078,268
IGM Biosciences, Inc.
(a)
............... 21,459 487,978
Imago Biosciences, Inc.
(a)
............. 52,866 795,633
ImmuCell Corp. .................... 13,149 98,355
Immuneering Corp., Class A
(a)
.......... 40,768 583,798
Immunic, Inc. ..................... 49,953 157,851
ImmunoGen, Inc. ................... 435,893 2,083,569
Immunome, Inc.
(a)
.................. 20,829 92,481
Immunovant, Inc.
(a)
.................. 80,180 447,404
Impel Pharmaceuticals, Inc.
(a)
........... 12,509 60,919
IN8bio, Inc.
(a)
...................... 22,683 45,820
Inhibrx, Inc.
(a)
..................... 59,306 1,064,543
Inmune Bio, Inc.
(a)
.................. 23,181 143,722
Inovio Pharmaceuticals, Inc.
(a)
.......... 499,604 861,817
Inozyme Pharma, Inc.
(a)
.............. 35,815 95,984
Intercept Pharmaceuticals, Inc.
(a)
........ 49,653 692,659
Invivyd, Inc.
(a)
..................... 105,232 329,376
iTeos Therapeutics, Inc. .............. 47,763 909,885
Janux Therapeutics, Inc.
(a)
............. 34,860 472,004
Jasper Therapeutics, Inc.
(a)
............ 44,335 34,985
Jounce Therapeutics, Inc.
(a)
............ 84,321 197,311
KalVista Pharmaceuticals, Inc.
(a)
......... 49,496 718,187
Karyopharm Therapeutics, Inc.
(a)
........ 153,770 839,584
Keros Therapeutics, Inc.
(a)
............. 36,262 1,364,176
Kezar Life Sciences, Inc.
(a)
............. 106,711 918,782
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 62,937 808,111
Kinnate Biopharma, Inc. .............. 59,355 709,292
Kodiak Sciences, Inc.
(a)
............... 67,823 524,950
Kronos Bio, Inc. .................... 83,260 278,921
Lantern Pharma, Inc.
(a)
............... 15,098 72,168
Larimar Therapeutics, Inc. ............. 22,666 72,531
Leap Therapeutics, Inc.
(a)
............. 150,177 132,156
Lexicon Pharmaceuticals, Inc.
(a)
......... 168,454 404,290
Lineage Cell Therapeutics, Inc.
(a)
........ 258,393 291,984
Longeveron, Inc., Class A
(a)
............ 8,746 32,360
Lumos Pharma, Inc.
(a)
................ 12,409 109,820
MacroGenics, Inc. .................. 123,685 427,950
Magenta Therapeutics, Inc. ............ 82,673 116,569
MAIA Biotechnology, Inc.
(a)
............ 3,572 11,788
MannKind Corp.
(a)
.................. 505,437 1,561,800
MediciNova, Inc.
(a)
.................. 95,459 207,146
MeiraGTx Holdings plc ............... 61,200 514,692
Merrimack Pharmaceuticals, Inc. ........ 20,937 78,514
Mersana Therapeutics, Inc. ............ 182,384 1,232,916
MiMedx Group, Inc.
(a)
................ 229,001 657,233
MiNK Therapeutics, Inc.
(a)
............. 9,604 20,264
Mirum Pharmaceuticals, Inc.
(a)
.......... 36,625 769,491
Molecular Templates, Inc.
(a)
............ 80,799 60,575
Moleculin Biotech, Inc.
(a)
.............. 60,570 64,204
Monte Rosa Therapeutics, Inc.
(a)
......... 58,192 475,429
Neoleukin Therapeutics, Inc.
(a)
.......... 69,354 44,387
NeuBase Therapeutics, Inc.
(a)
........... 58,059 22,933
NexImmune, Inc.
(a)
.................. 25,557 14,174
NextCure, Inc.
(a)
.................... 47,761 131,343
NightHawk Biosciences, Inc.
(a)
.......... 49,651 85,896
Nkarta, Inc.
(a)
...................... 65,853 866,625
Nurix Therapeutics, Inc. .............. 93,503 1,218,344
Nuvalent, Inc., Class A
(a)
.............. 34,242 665,665
Nuvectis Pharma, Inc.
(a)
.............. 12,247 86,831
Nymox Pharmaceutical Corp.
(a)
......... 105,708 44,524
Security
Shares
Shares Value
Biotechnology (continued)
Ocugen, Inc.
(a)
..................... 434,580 $ 773,552
Olema Pharmaceuticals, Inc. ........... 53,644 148,057
Omega Therapeutics, Inc.
(a)
............ 42,890 232,464
Oncocyte Corp.
(a)
................... 188,473 137,585
Oncternal Therapeutics, Inc.
(a)
.......... 88,451 78,863
Orgenesis, Inc. .................... 43,559 61,854
ORIC Pharmaceuticals, Inc.
(a)
.......... 78,311 250,595
Outlook Therapeutics, Inc.
(a)
............ 238,459 290,920
Ovid therapeutics, Inc.
(a)
.............. 120,329 221,405
Oyster Point Pharma, Inc.
(a)
............ 28,198 158,473
Pardes Biosciences, Inc.
(a)
............. 68,714 127,121
Passage Bio, Inc. ................... 89,211 111,514
PDS Biotechnology Corp.
(a)
............ 52,774 156,739
PepGen, Inc.
(a)
.................... 19,066 173,119
PharmaCyte Biotech, Inc. ............. 8,616 20,678
PhaseBio Pharmaceuticals, Inc.
(a)
........ 73,505 12,937
Pieris Pharmaceuticals, Inc.
(a)
.......... 135,251 155,539
PMV Pharmaceuticals, Inc.
(a)
........... 74,822 890,382
Point Biopharma Global, Inc.
(a)
.......... 150,368 1,162,345
Portage Biotech, Inc.
(a)
............... 19,178 130,794
Poseida Therapeutics, Inc. ............ 78,850 278,341
Praxis Precision Medicines, Inc. ......... 78,443 178,066
Precigen, Inc. ..................... 205,168 434,956
Precision BioSciences, Inc. ............ 170,767 221,997
Prelude Therapeutics, Inc.
(a)
............ 23,521 155,474
Prometheus Biosciences, Inc. .......... 61,946 3,655,433
Protagonist Therapeutics, Inc. .......... 93,509 788,281
Protalix BioTherapeutics, Inc.
(a)
......... 90,461 94,206
Protara Therapeutics, Inc. ............. 19,747 58,451
Prothena Corp. plc
(a)
................. 71,967 4,363,359
Puma Biotechnology, Inc. ............. 70,254 166,502
Pyxis Oncology, Inc. ................. 61,325 120,810
Quince Therapeutics, Inc.
(a)
............ 51,669 68,720
Rallybio Corp.
(a)
.................... 32,455 469,624
RAPT Therapeutics, Inc. .............. 52,440 1,261,706
Reneo Pharmaceuticals, Inc. ........... 20,257 67,861
Renovacor, Inc.
(a)
................... 27,750 69,930
Replimune Group, Inc. ............... 82,533 1,425,345
Rezolute, Inc.
(a)
.................... 59,615 163,345
Rhythm Pharmaceuticals, Inc.
(a)
......... 92,450 2,265,025
Rigel Pharmaceuticals, Inc. ............ 347,916 410,541
Rocket Pharmaceuticals, Inc.
(a)
.......... 88,205 1,407,752
Rubius Therapeutics, Inc.
(a)
............ 93,773 40,679
SAB Biotherapeutics, Inc.
(a)
............ 50,216 35,201
Sangamo Therapeutics, Inc.
(a)
.......... 260,015 1,274,074
Savara, Inc.
(a)
..................... 152,726 236,725
Scholar Rock Holding Corp. ............ 83,594 579,306
SELLAS Life Sciences Group, Inc. ....... 40,319 81,444
Sensei Biotherapeutics, Inc. ........... 33,367 51,719
Sera Prognostics, Inc., Class A .......... 38,873 62,197
Seres Therapeutics, Inc.
(a)
............. 143,115 918,798
Shattuck Labs, Inc. ................. 68,445 184,802
Sigilon Therapeutics, Inc. ............. 48,944 24,717
Silverback Therapeutics, Inc.
(a)
.......... 46,329 244,617
Sorrento Therapeutics, Inc.
(a)
........... 772,051 1,212,120
Spero Therapeutics, Inc.
(a)
............. 63,146 126,292
Spruce Biosciences, Inc.
(a)
............. 24,141 33,073
SQZ Biotechnologies Co.
(a)
............ 50,583 115,329
Stoke Therapeutics, Inc. .............. 45,574 585,170
Summit Therapeutics, Inc.
(a)
............ 105,748 125,840
Surface Oncology, Inc.
(a)
.............. 102,267 106,358
Surrozen, Inc.
(a)
.................... 43,486 87,842
Sutro Biopharma, Inc. ................ 98,779 548,223
Synaptogenix, Inc.
(a)
................. 14,108 94,524
Syndax Pharmaceuticals, Inc. .......... 107,585 2,585,268

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Synlogic, Inc. ..................... 122,300 $ 116,185
Syros Pharmaceuticals, Inc.
(a)
.......... 11,607 74,749
Talaris Therapeutics, Inc. ............. 45,387 119,368
Tango Therapeutics, Inc. .............. 95,173 344,526
Taysha Gene Therapies, Inc.
(a)
.......... 49,493 95,522
TCR2 Therapeutics, Inc.
(a)
............. 62,990 113,382
Tenaya Therapeutics, Inc. ............. 56,682 164,378
Tracon Pharmaceuticals, Inc. ........... 33,484 55,918
TransCode Therapeutics, Inc.
(a)
......... 13,949 15,344
TScan Therapeutics, Inc.
(a)
............ 29,845 91,027
Tyra Biosciences, Inc.
(a)
.............. 27,073 237,972
UNITY Biotechnology, Inc.
(a)
............ 108,210 42,754
UroGen Pharma Ltd.
(a)
............... 39,619 329,630
Vaccinex, Inc.
(a)
.................... 43,419 21,492
Vanda Pharmaceuticals, Inc. ........... 112,692 1,113,397
Vaxart, Inc.
(a)
...................... 251,408 548,069
VBI Vaccines, Inc. .................. 389,601 274,980
Vera Therapeutics, Inc., Class A ......... 28,552 608,443
Verastem, Inc.
(a)
.................... 377,153 320,580
Verve Therapeutics, Inc.
(a)
............. 92,083 3,163,051
Vigil Neuroscience, Inc.
(a)
............. 14,591 132,778
Viking Therapeutics, Inc.
(a)
............. 135,465 368,465
Vincerx Pharma, Inc.
(a)
............... 36,993 51,050
Viracta Therapeutics, Inc. ............. 55,292 236,097
Viridian Therapeutics, Inc. ............. 53,401 1,095,255
Virios Therapeutics, Inc.
(a)
............. 36,260 13,797
VistaGen Therapeutics, Inc. ............ 394,032 59,932
Vor BioPharma, Inc.
(a)
................ 39,907 158,830
Voyager Therapeutics, Inc. ............ 55,902 330,940
Werewolf Therapeutics, Inc.
(a)
.......... 12,270 55,338
X4 Pharmaceuticals, Inc.
(a)
............ 65,783 112,489
XBiotech, Inc. ..................... 30,850 111,677
Xilio Therapeutics, Inc. ............... 42,240 122,918
XOMA Corp.
(a)
..................... 13,626 244,042
Y-mAbs Therapeutics, Inc. ............. 73,951 1,066,373
151,409,830
Building Products — 0.4%
Aeroclean Technologies, Inc.
(a)(b)
......... 5,705 16,488
Alpha Pro Tech Ltd.
(a)(b)
............... 23,028 93,263
Caesarstone Ltd. ................... 45,926 427,571
Insteel Industries, Inc. ................ 37,983 1,007,689
Quanex Building Products Corp. ......... 66,894 1,214,795
View, Inc., Class A
(a)(b)
................ 227,523 304,881
3,064,687
Capital Markets — 1.3%
Ashford, Inc.
(b)
..................... 1,782 24,021
Associated Capital Group, Inc., Class A .... 3,531 129,799
Bakkt Holdings, Inc., Class A
(a)(b)
......... 128,888 293,865
Blucora, Inc.
(b)
..................... 96,189 1,860,295
Cowen, Inc., Class A
(a)
............... 53,315 2,060,092
Diamond Hill Investment Group, Inc. ...... 6,008 991,320
Donnelley Financial Solutions, Inc.
(b)
...... 52,312 1,933,975
GAMCO Investors, Inc., Class A ......... 9,485 161,719
Greenhill & Co., Inc. ................. 27,039 160,612
Hennessy Advisors, Inc. .............. 9,159 79,408
Heritage Global, Inc.
(b)
............... 70,239 113,085
Manning & Napier, Inc., Class A ......... 31,955 392,088
MarketWise, Inc., Class A
(a)(b)
........... 36,627 83,509
Marygold Companies, Inc. (The)
(a)(b)
...... 29,123 36,404
Oppenheimer Holdings, Inc., Class A, NVS . 16,544 512,533
Perella Weinberg Partners, Class A ....... 83,699 529,815
Pzena Investment Management, Inc., Class A 33,985 322,178
Safeguard Scientifics, Inc.
(a)(b)
........... 31,873 118,886
Security
Shares
Shares Value
Capital Markets (continued)
Sculptor Capital Management, Inc., Class A . 52,338 $ 462,668
Siebert Financial Corp.
(a)(b)
............. 28,501 42,181
Silvercrest Asset Management Group, Inc.,
Class A ....................... 20,057 327,932
Value Line, Inc. .................... 1,844 80,952
Westwood Holdings Group, Inc. ......... 15,492 149,188
10,866,525
Chemicals — 1.3%
Advanced Emissions Solutions, Inc.
(b)
..... 34,550 94,322
AdvanSix, Inc. ..................... 55,530 1,782,513
AgroFresh Solutions, Inc.
(b)
............ 67,199 100,799
American Vanguard Corp. ............. 59,202 1,107,077
Aspen Aerogels, Inc.
(b)
............... 62,385 575,190
Core Molding Technologies, Inc.
(a)(b)
....... 15,430 153,220
Danimer Scientific, Inc., Class A
(a)(b)
....... 183,959 542,679
Flexible Solutions International, Inc.
(a)(b)
.... 17,120 28,248
Flotek Industries, Inc.
(a)(b)
.............. 134,116 134,116
FutureFuel Corp. ................... 51,598 311,652
Hawkins, Inc. ..................... 39,095 1,524,314
Intrepid Potash, Inc.
(a)(b)
............... 22,613 894,796
Koppers Holdings, Inc. ............... 40,725 846,266
Northern Technologies International Corp. .. 16,049 213,612
Origin Materials, Inc., Class A
(a)(b)
........ 213,214 1,100,184
Rayonier Advanced Materials, Inc.
(a)(b)
..... 125,027 393,835
Tredegar Corp. .................... 55,048 519,653
Valhi, Inc. ........................ 4,815 121,145
Zymergen, Inc.
(a)(b)
.................. 118,601 329,711
10,773,332
Commercial Services & Supplies — 1.8%
ACCO Brands Corp. ................. 186,459 913,649
Acme United Corp.
(a)
................ 4,633 106,652
Aqua Metals, Inc.
(a)(b)
................ 149,750 113,091
ARC Document Solutions, Inc. .......... 70,296 158,869
Aris Water Solution, Inc., Class A ........ 44,697 570,334
CECO Environmental Corp.
(b)
........... 59,969 530,726
Charah Solutions, Inc.
(a)(b)
............. 38,151 69,816
CompX International, Inc. ............. 3,160 51,318
Ennis, Inc. ....................... 51,749 1,041,707
Fuel Tech, Inc.
(a)(b)
.................. 48,539 56,791
GEO Group, Inc. (The)
(b)
.............. 241,293 1,857,956
Harsco Corp.
(b)
.................... 159,522 596,612
Heritage-Crystal Clean, Inc.
(a)(b)
......... 31,907 943,490
Interface, Inc. ..................... 117,797 1,058,995
Kimball International, Inc., Class B ....... 73,673 463,403
Montrose Environmental Group, Inc.
(a)(b)
.... 55,813 1,878,107
NL Industries, Inc.
(a)
................. 17,457 134,943
Odyssey Marine Exploration, Inc.
(a)(b)
...... 29,596 91,748
Performant Financial Corp.
(a)(b)
.......... 136,735 252,960
Perma-Fix Environmental Services, Inc.
(b)
.. 25,528 114,365
Quad/Graphics, Inc., Class A
(a)(b)
......... 68,556 175,503
Quest Resource Holding Corp.
(a)(b)
....... 33,432 282,166
Shapeways Holdings, Inc.
(a)(b)
........... 33,649 21,000
SP Plus Corp.
(a)(b)
................... 47,162 1,477,114
Team, Inc.
(b)
...................... 57,883 61,356
Viad Corp.
(b)
...................... 41,558 1,312,402
Virco Mfg. Corp.
(b)
.................. 20,003 85,213
VSE Corp. ....................... 21,454 759,472
15,179,758
Communications Equipment — 1.6%
Airspan Networks Holdings, Inc.
(a)(b)
....... 42,572 85,995
Applied Optoelectronics, Inc.
(a)(b)
......... 54,291 147,672
Aviat Networks, Inc.
(b)
................ 22,665 620,568
BK Technologies Corp. ............... 28,095 67,709

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
CalAmp Corp.
(a)(b)
................... 72,201 $ 277,252
Cambium Networks Corp.
(b)
............ 23,349 395,065
Casa Systems, Inc.
(a)(b)
............... 70,465 220,555
Clearfield, Inc.
(a)(b)
................... 23,381 2,446,588
Comtech Telecommunications Corp. ...... 52,699 527,517
Digi International, Inc.
(a)(b)
............. 69,070 2,387,750
DZS, Inc.
(b)
....................... 35,568 401,918
EMCORE Corp.
(b)
................... 75,228 125,631
Franklin Wireless Corp.
(b)
............. 21,463 62,672
Genasys, Inc.
(a)(b)
................... 73,928 204,781
Harmonic, Inc.
(b)
.................... 186,825 2,441,803
Inseego Corp.
(a)(b)
................... 175,693 363,684
KVH Industries, Inc.
(a)(b)
............... 37,699 347,585
Lantronix, Inc.
(a)(b)
................... 53,655 258,081
NETGEAR, Inc.
(b)
................... 57,531 1,152,921
Network-1 Technologies, Inc. ........... 35,045 78,851
Ondas Holdings, Inc.
(a)(b)
.............. 71,130 263,181
Optical Cable Corp.
(b)
................ 9,734 33,582
PCTEL, Inc.
(b)
..................... 35,507 167,593
Ribbon Communications, Inc.
(a)(b)
........ 146,599 325,450
TESSCO Technologies, Inc.
(b)
.......... 13,974 57,852
13,462,256
Construction & Engineering — 0.8%
Argan, Inc. ....................... 27,237 876,214
Bowman Consulting Group Ltd.
(a)(b)
....... 17,883 261,092
Concrete Pumping Holdings, Inc.
(a)(b)
...... 52,915 341,302
Great Lakes Dredge & Dock Corp.
(b)
...... 132,529 1,004,570
IES Holdings, Inc.
(b)
................. 17,632 486,996
Infrastructure and Energy Alternatives, Inc.
(b)
62,260 843,000
INNOVATE Corp.
(a)(b)
................. 92,907 65,053
iSun, Inc.
(a)(b)
...................... 23,731 52,445
Limbach Holdings, Inc.
(b)
.............. 19,186 145,814
Matrix Service Co.
(b)
................. 53,217 220,318
Northwest Pipe Co.
(b)
................ 19,794 556,211
Orbital Infrastructure Group, Inc.
(a)(b)
...... 175,515 83,370
Orion Group Holdings, Inc.
(b)
........... 60,752 160,385
QualTek Services, Inc., Class A
(a)(b)
....... 24,659 49,565
Sterling Infrastructure, Inc.
(a)(b)
.......... 59,449 1,276,370
Tutor Perini Corp.
(b)
................. 84,844 468,339
Williams Industrial Services Group, Inc.
(b)
... 34,487 51,041
6,942,085
Construction Materials — 0.1%
Smith-Midland Corp.
(a)(b)
.............. 8,969 239,921
United States Lime & Minerals, Inc. ....... 4,109 419,940
659,861
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)(b)
........... 8,569 224,765
Consumer Portfolio Services, Inc.
(a)(b)
...... 18,656 135,629
Curo Group Holdings Corp. ............ 44,892 180,017
Elevate Credit, Inc.
(b)
................ 55,446 60,991
Enova International, Inc.
(b)
............. 63,297 1,852,703
EZCORP, Inc., Class A, NVS
(a)(b)
......... 101,096 779,450
Katapult Holdings, Inc.
(a)(b)
............. 105,876 101,652
Medallion Financial Corp.
(a)
............ 41,515 291,435
Moneylion, Inc., Class A
(b)
............. 254,022 226,740
NerdWallet, Inc., Class A
(a)(b)
........... 51,800 459,466
Nicholas Financial, Inc.
(b)
.............. 9,821 55,882
Oportun Financial Corp.
(b)
............. 55,208 241,259
OppFi, Inc., Class A
(a)(b)
............... 26,401 60,722
Regional Management Corp. ........... 15,609 437,676
Sunlight Financial Holdings, Inc.
(a)(b)
...... 49,052 60,824
Security
Shares
Shares Value
Consumer Finance (continued)
World Acceptance Corp.
(a)(b)
............ 7,922 $ 767,008
5,936,219
Containers & Packaging — 0.2%
Cryptyde, Inc.
(a)(b)
................... 37,040 25,658
Myers Industries, Inc. ................ 73,592 1,212,060
Ranpak Holdings Corp., Class A
(a)(b)
...... 88,350 302,157
1,539,875
Distributors — 0.2%
AMCON Distributing Co.
(a)
............. 323 67,830
Educational Development Corp. ......... 13,549 32,653
Funko, Inc., Class A
(a)(b)
............... 64,633 1,306,880
Weyco Group, Inc. .................. 11,883 241,700
1,649,063
Diversified Consumer Services — 0.8%
American Public Education, Inc.
(b)
........ 38,447 351,406
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 213,763 215,901
Carriage Services, Inc. ............... 26,877 864,364
Lincoln Educational Services Corp.
(a)(b)
..... 48,235 262,398
Nerdy, Inc., Class A
(a)(b)
............... 110,202 232,526
OneSpaWorld Holdings Ltd.
(a)(b)
......... 135,334 1,136,806
Perdoceo Education Corp.
(b)
........... 136,232 1,403,190
Regis Corp.
(b)
..................... 88,939 89,828
Rover Group, Inc., Class A
(a)(b)
.......... 188,334 629,036
StoneMor, Inc.
(b)
.................... 55,328 189,775
Universal Technical Institute, Inc.
(b)
....... 65,930 358,659
WW International, Inc.
(b)
.............. 110,053 432,508
XpresSpa Group, Inc.
(a)(b)
.............. 191,639 146,604
6,313,001
Diversified Financial Services — 0.4%
Acacia Research Corp.
(a)(b)
............. 92,334 373,029
Alerus Financial Corp. ............... 30,892 682,713
A-Mark Precious Metals, Inc. ........... 36,662 1,040,834
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 55,626 726,476
SWK Holdings Corp.
(a)(b)
.............. 7,025 119,425
2,942,477
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(b)
..................... 37,238 1,330,141
ATN International, Inc. ............... 22,206 856,485
Bandwidth, Inc., Class A
(b)
............. 47,128 560,823
Charge Enterprises, Inc.
(a)(b)
............ 262,738 462,419
Consolidated Communications Holdings, Inc.
(b)
150,807 627,357
IDT Corp., Class B
(b)
................. 29,773 739,264
Ooma, Inc.
(a)(b)
..................... 46,739 574,890
5,151,379
Electric Utilities — 0.1%
Genie Energy Ltd., Class B
(a)
........... 40,835 381,807
Via Renewables, Inc., Class A .......... 24,764 171,119
552,926
Electrical Equipment — 1.1%
Advent Technologies Holdings, Inc.
(a)(b)
.... 79,126 242,126
Allied Motion Technologies, Inc. ......... 26,972 771,939
American Superconductor Corp.
(a)(b)
...... 56,261 246,423
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 122,872 783,923
Beam Global
(a)(b)
................... 18,070 220,454
Blink Charging Co.
(a)(b)
................ 72,752 1,289,165
Broadwind, Inc.
(a)(b)
.................. 36,268 109,529
Capstone Green Energy Corp.
(a)(b)
........ 30,896 54,686
Energous Corp.
(a)(b)
.................. 156,103 160,786
Eos Energy Enterprises, Inc., Class A
(b)
.... 80,724 134,809

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Espey Mfg. & Electronics Corp.
(b)
........ 2,529 $ 34,875
ESS Tech, Inc.
(a)(b)
.................. 163,469 668,588
Flux Power Holdings, Inc.
(a)(b)
........... 23,640 60,518
FTC Solar, Inc.
(a)(b)
.................. 85,823 254,036
Heliogen, Inc.
(a)(b)
................... 183,191 340,735
Ideal Power, Inc.
(a)(b)
................. 12,004 124,241
KULR Technology Group, Inc.
(a)(b)
........ 138,485 177,261
LSI Industries, Inc. .................. 53,522 411,584
Nuvve Holding Corp.
(a)(b)
.............. 11,705 16,387
Ocean Power Technologies, Inc.
(a)(b)
...... 107,803 88,399
Orion Energy Systems, Inc.
(b)
........... 57,978 90,446
Pioneer Power Solutions, Inc.
(b)
......... 7,737 21,896
Polar Power, Inc.
(a)(b)
................. 12,803 31,623
Powell Industries, Inc. ................ 18,494 389,854
Preformed Line Products Co. ........... 5,071 360,802
Romeo Power, Inc., Class A
(a)(b)
......... 370,858 148,343
Sunworks, Inc.
(a)(b)
.................. 66,288 184,944
Thermon Group Holdings, Inc.
(b)
......... 66,958 1,031,823
TPI Composites, Inc.
(b)
............... 73,668 830,975
Ultralife Corp.
(a)(b)
................... 19,711 94,810
Westwater Resources, Inc.
(b)
........... 94,738 108,001
9,483,981
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.
(a)(b)
................. 44,398 730,347
Aeva Technologies, Inc.
(b)
............. 196,759 367,939
AEye, Inc., Class A
(a)(b)
............... 52,421 58,187
Airgain, Inc.
(a)(b)
.................... 17,988 129,694
Akoustis Technologies, Inc.
(a)(b)
.......... 105,755 314,092
Arlo Technologies, Inc.
(b)
.............. 175,507 814,353
Autoscope Technologies Corp. .......... 6,915 31,463
Bel Fuse, Inc., Class B, NVS ........... 20,570 519,393
Cepton, Inc.
(a)(b)
.................... 97,583 191,263
ClearSign Technologies Corp.
(a)(b)
........ 52,918 48,579
Coda Octopus Group, Inc.
(a)(b)
.......... 12,767 68,942
CPS Technologies Corp.
(b)
............. 24,164 67,901
CTS Corp. ....................... 64,275 2,677,054
Daktronics, Inc.
(b)
................... 76,221 206,559
Digital Ally, Inc.
(a)(b)
.................. 96,309 43,936
Evolv Technologies Holdings, Inc.
(a)(b)
..... 170,492 361,443
FARO Technologies, Inc.
(b)
............. 37,109 1,018,271
Focus Universal, Inc.
(a)(b)
.............. 35,584 333,778
Frequency Electronics, Inc.
(b)
........... 13,276 76,337
Identiv, Inc.
(a)(b)
..................... 44,806 561,867
Interlink Electronics, Inc.
(a)(b)
............ 2,683 22,457
Iteris, Inc.
(b)
....................... 86,752 257,653
Key Tronic Corp.
(b)
.................. 22,363 90,347
Kimball Electronics, Inc.
(b)
............. 48,601 833,507
LGL Group, Inc. (The)
(a)(b)
............. 6,863 77,689
LightPath Technologies, Inc., Class A
(a)(b)
... 55,609 59,502
Luna Innovations, Inc.
(a)(b)
............. 63,412 281,549
MicroVision, Inc.
(a)(b)
................. 336,274 1,213,949
Napco Security Technologies, Inc.
(a)(b)
..... 59,340 1,725,607
nLight, Inc.
(b)
...................... 90,486 855,093
Nortech Systems, Inc.
(a)(b)
............. 2,055 21,660
Ouster, Inc., Class A
(a)(b)
.............. 288,461 277,903
Powerfleet, Inc.
(b)
................... 71,006 218,698
Quanergy Systems, Inc.
(b)
............. 71,493 14,799
Red Cat Holdings, Inc.
(a)(b)
............. 66,083 110,359
Research Frontiers, Inc.
(a)(b)
............ 62,784 133,730
RF Industries Ltd.
(b)
................. 19,408 111,596
Richardson Electronics Ltd. ............ 23,432 353,823
ScanSource, Inc.
(b)
.................. 51,314 1,355,203
SigmaTron International, Inc.
(b)
.......... 8,455 40,161
SmartRent, Inc., Class A
(b)
............. 245,265 556,752
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Sono-Tek Corp.
(a)(b)
.................. 15,351 $ 107,764
Velodyne Lidar, Inc.
(a)(b)
............... 390,585 369,923
Vishay Precision Group, Inc.
(b)
.......... 25,126 743,478
Wayside Technology Group, Inc. ........ 8,331 223,937
Wireless Telecom Group, Inc.
(b)
......... 40,161 52,209
Wrap Technologies, Inc.
(a)(b)
............ 53,237 91,035
18,821,781
Energy Equipment & Services — 1.6%
Borr Drilling Ltd.
(a)(b)
................. 394,643 1,310,215
Bristow Group, Inc.
(b)
................ 47,470 1,115,070
Dawson Geophysical Co.
(b)
............ 13,394 22,502
Diamond Offshore Drilling, Inc.
(b)
......... 206,002 1,365,793
DMC Global, Inc.
(b)
.................. 38,076 608,454
Energy Services of America Corp.
(b)
...... 18,753 53,634
ENGlobal Corp.
(a)(b)
.................. 56,892 71,684
Enservco Corp.
(a)(b)
.................. 17,555 22,646
Exterran Corp.
(b)
................... 48,764 202,858
Forum Energy Technologies, Inc.
(a)(b)
...... 9,074 192,732
Geospace Technologies Corp.
(a)(b)
........ 25,677 113,236
Gulf Island Fabrication, Inc.
(b)
........... 27,696 115,492
Helix Energy Solutions Group, Inc.
(b)
...... 288,350 1,113,031
Independence Contract Drilling, Inc.
(b)
..... 16,864 50,592
KLX Energy Services Holdings, Inc.
(a)(b)
.... 18,940 155,876
Mammoth Energy Services, Inc.
(b)
........ 38,311 130,640
National Energy Services Reunited Corp.
(a)(b)
77,273 459,002
Natural Gas Services Group, Inc.
(b)
....... 24,017 241,131
NCS Multistage Holdings, Inc.
(b)
......... 1,268 27,579
Newpark Resources, Inc.
(b)
............ 175,715 442,802
Nine Energy Service, Inc.
(b)
............ 35,999 95,037
Oil States International, Inc.
(b)
........... 127,750 496,947
Profire Energy, Inc.
(b)
................ 75,033 63,793
Ranger Energy Services, Inc.
(a)(b)
........ 22,564 220,676
SEACOR Marine Holdings, Inc.
(a)(b)
....... 47,167 265,079
Select Energy Services, Inc., Class A
(b)
.... 144,068 1,004,154
Smart Sand, Inc.
(a)(b)
................. 49,686 77,510
Solaris Oilfield Infrastructure, Inc., Class A .. 63,997 599,012
Superior Drilling Products, Inc.
(b)
......... 25,007 16,755
TETRA Technologies, Inc.
(b)
............ 250,569 899,543
Tidewater, Inc.
(a)(b)
.................. 86,649 1,880,283
13,433,758
Entertainment — 0.2%
Ballantyne Strong, Inc.
(b)
.............. 31,878 65,988
Chicken Soup For The Soul Entertainment,
Inc.
(b)
......................... 15,840 108,979
CuriosityStream, Inc., Class A
(a)(b)
........ 50,005 73,007
Gaia, Inc., Class A
(b)
................. 29,801 72,416
Golden Matrix Group, Inc.
(a)(b)
........... 15,409 44,994
Marcus Corp. (The)
(a)
................ 49,644 689,555
Mobile Global Esports, Inc.
(b)
........... 7,724 14,676
Playstudios, Inc., Class A
(b)
............ 159,732 557,465
Reading International, Inc., Class A, NVS
(a)(b)
38,652 127,165
Reservoir Media, Inc.
(a)(b)
.............. 42,975 209,718
1,963,963
Equity Real Estate Investment Trusts (REITs) — 3.0%
Alpine Income Property Trust, Inc. ....... 22,312 361,901
Ashford Hospitality Trust, Inc.
(a)(b)
........ 69,593 473,928
Bluerock Residential Growth REIT, Inc. .... 58,201 1,556,877
Braemar Hotels & Resorts, Inc.
(a)
........ 139,077 598,031
BRT Apartments Corp. ............... 24,342 494,386
CBL & Associates Properties, Inc. ........ 54,237 1,389,010
Chatham Lodging Trust
(b)
............. 97,579 963,105
City Office REIT, Inc. ................ 82,800 825,516
Clipper Realty, Inc. .................. 24,237 168,932

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust, Inc. ....... 32,469 $ 51,626
Creative Media & Community Trust Corp. ... 28,572 182,575
CTO Realty Growth, Inc. .............. 36,049 675,558
Diversified Healthcare Trust ............ 483,484 478,697
Farmland Partners, Inc. .............. 98,674 1,250,200
Franklin Street Properties Corp. ......... 200,660 527,736
Gladstone Commercial Corp. ........... 79,113 1,226,251
Gladstone Land Corp.
(a)
.............. 65,031 1,177,061
Global Medical REIT, Inc. ............. 122,795 1,046,213
Global Self Storage, Inc.
(a)
............. 20,079 117,663
Hersha Hospitality Trust, Class A ........ 63,493 506,674
Indus Realty Trust, Inc. ............... 10,768 563,920
Modiv, Inc., Class C ................. 15,470 225,862
NETSTREIT Corp.
(a)
................. 123,191 2,194,032
New York City REIT, Inc., Class A
(a)
....... 28,174 91,002
One Liberty Properties, Inc. ............ 33,106 695,888
Orion Office REIT, Inc. ............... 115,869 1,013,854
Plymouth Industrial REIT, Inc. .......... 76,555 1,286,890
Postal Realty Trust, Inc., Class A ........ 35,969 527,665
Power REIT
(b)
..................... 5,628 60,051
Presidio Property Trust, Inc., Class A
(a)
.... 23,332 29,165
Sotherly Hotels, Inc.
(b)
................ 31,679 59,556
UMH Properties, Inc. ................ 100,177 1,617,859
Universal Health Realty Income Trust ..... 25,833 1,116,244
Urstadt Biddle Properties, Inc., Class A .... 60,030 931,065
Whitestone REIT ................... 94,503 799,495
25,284,488
Food & Staples Retailing — 0.7%
Blue Apron Holdings, Inc., Class A
(a)(b)
..... 52,501 303,456
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 69,275 2,006,897
HF Foods Group, Inc.
(a)(b)
.............. 71,258 275,768
MedAvail Holdings, Inc.
(b)
............. 76,177 59,113
Natural Grocers by Vitamin Cottage, Inc. ... 18,723 202,021
Rite Aid Corp.
(a)(b)
................... 110,881 548,861
SpartanNash Co. ................... 72,317 2,098,639
Village Super Market, Inc., Class A ....... 16,993 328,475
5,823,230
Food Products — 1.0%
Alico, Inc. ........................ 12,746 359,947
AppHarvest, Inc.
(a)(b)
................. 149,025 293,579
Barfresh Food Group, Inc.
(b)
............ 10,422 30,224
Benson Hill, Inc.
(a)(b)
................. 347,716 952,742
Better Choice Co., Inc.
(a)(b)
............. 46,884 37,310
Blue Star Foods Corp.
(a)(b)
............. 26,727 16,838
Bridgford Foods Corp.
(b)
.............. 3,530 49,950
Calavo Growers, Inc. ................ 34,792 1,104,646
Farmer Bros Co.
(a)(b)
................. 34,786 163,146
Landec Corp.
(a)(b)
................... 52,515 466,858
Lifeway Foods, Inc.
(a)(b)
............... 8,991 51,429
Limoneira Co.
(a)
.................... 32,061 422,564
Local Bounti Corp.
(a)(b)
................ 85,904 243,967
MamaMancini's Holdings, Inc.
(b)
......... 31,291 34,107
Real Good Food Co., Inc. (The), Class A
(b)
.. 12,140 78,424
Rocky Mountain Chocolate Factory, Inc.
(b)
.. 9,097 54,673
S&W Seed Co.
(a)(b)
.................. 36,352 26,537
Seneca Foods Corp., Class A
(b)
......... 10,851 547,325
SunOpta, Inc.
(a)(b)
................... 197,468 1,796,959
Tattooed Chef, Inc., Class A
(a)(b)
......... 99,163 493,832
Vital Farms, Inc.
(b)
.................. 60,993 730,086
Whole Earth Brands, Inc., Class A
(a)(b)
..... 83,056 318,935
8,274,078
Security
Shares
Shares Value
Gas Utilities — 0.0%
RGC Resources, Inc. ................ 16,719 $ 352,102
Health Care Equipment & Supplies — 4.8%
Accelerate Diagnostics, Inc.
(a)(b)
......... 80,802 122,819
Accuray, Inc.
(a)(b)
.................... 181,085 376,657
Alphatec Holdings, Inc.
(b)
.............. 146,995 1,284,736
AngioDynamics, Inc.
(b)
............... 75,472 1,544,157
Apollo Endosurgery, Inc.
(a)(b)
............ 72,611 400,087
Apyx Medical Corp.
(b)
................ 62,428 280,302
Artivion, Inc.
(b)
..................... 78,552 1,087,160
AxoGen, Inc.
(b)
..................... 82,418 982,423
Beyond Air, Inc.
(b)
................... 53,862 400,733
BioLife Solutions, Inc.
(b)
............... 68,060 1,548,365
Biomerica, Inc.
(a)(b)
.................. 20,904 82,153
Bioventus, Inc., Class A
(a)(b)
............ 64,140 448,980
Butterfly Network, Inc., Class A
(b)
........ 269,879 1,268,431
Cardiovascular Systems, Inc.
(b)
.......... 80,886 1,121,080
ClearPoint Neuro, Inc.
(a)(b)
............. 46,403 480,735
Co-Diagnostics, Inc.
(a)(b)
............... 68,200 218,922
Cutera, Inc.
(a)(b)
.................... 33,691 1,536,310
CVRx, Inc.
(a)(b)
..................... 19,241 179,519
CytoSorbents Corp.
(a)(b)
............... 82,988 112,864
DarioHealth Corp.
(a)(b)
................ 39,775 184,158
Delcath Systems, Inc.
(a)(b)
............. 11,811 37,795
Eargo, Inc.
(b)
...................... 62,969 66,117
Electromed, Inc.
(a)(b)
................. 14,352 147,108
enVVeno Medical Corp.
(b)
............. 17,415 109,366
FONAR Corp.
(b)
.................... 12,750 180,412
Hyperfine, Inc., Class A
(a)(b)
............ 89,936 72,848
Inogen, Inc.
(b)
..................... 46,648 1,132,613
Invacare Corp.
(a)(b)
.................. 66,825 52,144
iRadimed Corp. .................... 14,444 434,187
IRIDEX Corp.
(a)(b)
................... 29,950 72,179
Kewaunee Scientific Corp.
(a)(b)
.......... 5,267 92,699
KORU Medical Systems, Inc.
(a)(b)
......... 60,506 134,928
LeMaitre Vascular, Inc. ............... 39,496 2,001,657
LENSAR, Inc.
(a)(b)
................... 18,580 103,119
Lucid Diagnostics, Inc.
(a)(b)
............. 16,681 25,522
Lucira Health, Inc.
(b)
................. 37,278 39,515
Meridian Bioscience, Inc.
(a)(b)
........... 86,956 2,741,723
Microbot Medical, Inc.
(a)(b)
............. 12,830 61,327
Milestone Scientific, Inc.
(a)(b)
............ 112,839 89,143
Minerva Surgical, Inc.
(a)(b)
.............. 30,636 24,368
Modular Medical, Inc.
(b)
............... 13,153 54,190
Nano-X Imaging Ltd.
(a)(b)
.............. 92,444 1,060,333
Nemaura Medical, Inc.
(b)
.............. 24,307 50,559
Neuronetics, Inc.
(b)
.................. 51,633 164,193
NeuroPace, Inc.
(a)(b)
................. 19,377 72,664
OraSure Technologies, Inc.
(b)
........... 145,712 552,248
Orthofix Medical, Inc.
(b)
............... 39,263 750,316
OrthoPediatrics Corp.
(a)(b)
.............. 30,300 1,398,042
Owlet, Inc., Class A
(b)
................ 32,042 34,285
PAVmed, Inc.
(a)(b)
................... 152,350 131,021
Pro-Dex, Inc.
(a)(b)
................... 4,414 78,216
Pulmonx Corp.
(b)
................... 69,439 1,156,854
Pulse Biosciences, Inc.
(a)(b)
............. 30,294 69,676
Retractable Technologies, Inc.
(a)(b)
........ 33,665 66,657
ReWalk Robotics Ltd.
(a)(b)
.............. 123,273 109,491
RxSight, Inc.
(b)
..................... 41,082 492,984
Sanara Medtech, Inc.
(a)(b)
.............. 6,593 195,746
SeaSpine Holdings Corp.
(b)
............ 72,842 413,743
Semler Scientific, Inc.
(b)
............... 9,533 357,964
Senseonics Holdings, Inc.
(a)(b)
........... 930,055 1,227,673
Sensus Healthcare, Inc.
(a)(b)
............ 28,810 360,989
SI-BONE, Inc.
(b)
.................... 68,994 1,204,635

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Sientra, Inc.
(a)(b)
.................... 127,691 $ 81,722
Sight Sciences, Inc.
(a)(b)
............... 44,058 279,768
Sonendo, Inc.
(a)(b)
................... 35,976 38,494
Stereotaxis, Inc.
(b)
.................. 113,912 205,042
Strata Skin Sciences, Inc.
(b)
............ 53,437 46,544
Surmodics, Inc.
(b)
................... 27,545 837,368
Tactile Systems Technology, Inc.
(b)
....... 40,123 312,558
Tela Bio, Inc.
(a)(b)
.................... 9,944 84,723
Tenon Medical, Inc.
(a)(b)
............... 5,531 7,246
TransMedics Group, Inc.
(a)(b)
............ 61,942 2,585,459
UFP Technologies, Inc.
(a)(b)
............. 13,760 1,181,158
Utah Medical Products, Inc. ............ 6,989 596,232
Vapotherm, Inc.
(b)
................... 50,996 80,064
Venus Concept, Inc.
(a)(b)
............... 59,062 25,987
Vicarious Surgical, Inc., Class A
(a)(b)
....... 109,651 367,331
ViewRay, Inc.
(b)
.................... 300,687 1,094,501
Vivani Medical, Inc.
(a)(b)
............... 15,437 35,196
VolitionRX Ltd.
(a)(b)
.................. 74,181 100,886
Zimvie, Inc.
(b)
...................... 41,998 414,520
Zynex, Inc.
(a)
...................... 44,793 406,272
40,062,911
Health Care Providers & Services — 2.0%
Accolade, Inc.
(a)(b)
................... 132,402 1,512,031
AirSculpt Technologies, Inc. ............ 24,388 156,815
Akumin, Inc.
(a)(b)
.................... 108,248 185,104
ATI Physical Therapy, Inc., Class A
(b)
...... 157,596 157,596
Aveanna Healthcare Holdings, Inc.
(b)
...... 91,561 137,342
Biodesix, Inc.
(a)(b)
................... 33,617 42,694
CareMax, Inc., Class A
(b)
.............. 121,158 859,010
Castle Biosciences, Inc.
(a)(b)
............ 49,634 1,294,455
Cross Country Healthcare, Inc.
(a)(b)
....... 74,325 2,108,600
Cryo-Cell International, Inc.
(a)
........... 10,893 66,447
DocGo, Inc.
(a)(b)
.................... 163,546 1,622,376
Enzo Biochem, Inc.
(b)
................ 85,405 190,453
Exagen, Inc.
(a)(b)
.................... 19,726 53,457
Five Star Senior Living, Inc.
(b)
........... 40,693 38,654
Great Elm Group, Inc.
(b)
.............. 32,161 64,322
Hanger, Inc.
(b)
..................... 76,519 1,432,436
Hims & Hers Health, Inc., Class A
(a)(b)
..... 246,491 1,375,420
InfuSystem Holdings, Inc.
(a)(b)
........... 36,508 255,191
Joint Corp. (The)
(b)
.................. 28,419 446,463
Novo Integrated Sciences, Inc.
(b)
......... 24,974 26,223
Oncology Institute, Inc. (The)
(a)(b)
......... 69,742 322,906
Pennant Group, Inc. (The)
(b)
............ 52,481 546,327
PetIQ, Inc., Class A
(a)(b)
............... 55,573 383,454
Psychemedics Corp. ................ 9,269 59,785
Quipt Home Medical Corp.
(b)
........... 64,390 268,506
RadNet, Inc.
(b)
..................... 101,278 2,061,007
Sema4 Holdings Corp., Class A
(b)
........ 324,773 284,988
Sonida Senior Living, Inc.
(a)(b)
........... 7,050 114,492
Talkspace, Inc.
(b)
................... 246,433 253,826
Viemed Healthcare, Inc.
(b)
............. 71,982 431,892
Vivos Therapeutics, Inc.
(a)(b)
............ 41,633 27,057
16,779,329
Health Care Technology — 0.8%
Augmedix, Inc.
(a)(b)
.................. 31,184 45,217
Babylon Holdings Ltd., Class A
(a)(b)
....... 224,646 106,100
Better Therapeutics, Inc.
(b)
............. 21,545 37,919
Biotricity, Inc.
(a)(b)
................... 54,513 43,610
CareCloud, Inc.
(a)(b)
.................. 20,584 86,041
Computer Programs & Systems, Inc.
(b)
..... 28,557 796,169
Convey Health Solutions Holdings, Inc.
(b)
... 32,492 341,491
Forian, Inc.
(b)
...................... 38,040 127,434
Security
Shares
Shares Value
Health Care Technology (continued)
HealthStream, Inc.
(b)
................. 48,547 $ 1,032,109
iCAD, Inc.
(a)(b)
..................... 44,510 93,471
OptimizeRx Corp.
(a)(b)
................ 35,941 532,646
Pear Therapeutics, Inc., Class A
(b)
........ 141,144 287,934
Sharecare, Inc., Class A
(a)(b)
............ 595,859 1,132,132
Simulations Plus, Inc.
(a)
............... 31,512 1,529,593
Streamline Health Solutions, Inc.
(a)(b)
...... 73,884 87,922
Tabula Rasa HealthCare, Inc.
(a)(b)
........ 49,584 238,003
6,517,791
Hotels, Restaurants & Leisure — 2.1%
Allied Esports Entertainment, Inc.
(b)
....... 43,551 50,955
Ark Restaurants Corp.
(a)
.............. 4,594 85,402
Biglari Holdings, Inc., Class B, NVS
(b)
..... 1,498 173,169
BJ's Restaurants, Inc.
(b)
............... 46,117 1,099,890
Bluegreen Vacations Holding Corp. ....... 24,072 397,669
BurgerFi International, Inc.
(a)(b)
.......... 28,707 74,638
Canterbury Park Holding Corp. .......... 6,228 138,698
Carrols Restaurant Group, Inc.
(b)
......... 73,262 119,417
Century Casinos, Inc.
(b)
............... 55,874 366,533
Chuy's Holdings, Inc.
(a)(b)
.............. 38,303 887,864
Denny's Corp.
(b)
.................... 114,463 1,077,097
Drive Shack, Inc.
(a)(b)
................. 172,082 106,691
EBET, Inc.
(b)
...................... 28,903 35,262
El Pollo Loco Holdings, Inc.
(b)
........... 39,218 349,825
F45 Training Holdings, Inc.
(a)(b)
.......... 74,482 230,149
FAT Brands, Inc., Class A ............. 8,842 65,519
FAT Brands, Inc., Class B ............. 2,299 17,703
Fiesta Restaurant Group, Inc.
(a)(b)
........ 34,809 220,689
First Watch Restaurant Group, Inc.
(b)
...... 20,154 291,830
Flanigan's Enterprises, Inc. ............ 1,674 42,720
Full House Resorts, Inc.
(b)
............. 66,628 374,449
GAN Ltd.
(a)(b)
...................... 80,093 177,806
Golden Entertainment, Inc.
(b)
........... 40,883 1,426,408
Good Times Restaurants, Inc.
(a)(b)
........ 21,305 46,232
Inspirato, Inc., Class A
(a)(b)
............. 40,977 96,706
Inspired Entertainment, Inc.
(b)
........... 42,974 379,460
Kura Sushi USA, Inc., Class A
(a)(b)
........ 9,395 691,284
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 68,443 462,675
Lottery.com, Inc.
(b)
.................. 71,575 16,104
Monarch Casino & Resort, Inc.
(a)(b)
....... 26,872 1,508,594
Nathan's Famous, Inc.
(a)
.............. 5,762 366,867
NeoGames SA
(a)(b)
.................. 26,437 341,037
Noodles & Co., Class A
(b)
............. 82,984 390,025
ONE Group Hospitality, Inc. (The)
(b)
....... 45,245 300,427
PlayAGS, Inc.
(b)
.................... 56,802 301,051
Potbelly Corp.
(a)(b)
................... 51,025 231,143
RCI Hospitality Holdings, Inc.
(a)
.......... 17,491 1,142,862
Red Robin Gourmet Burgers, Inc.
(b)
....... 31,864 214,445
Ruth's Hospitality Group, Inc. ........... 64,775 1,092,107
Sonder Holdings, Inc., Class A
(a)(b)
........ 383,005 635,788
Target Hospitality Corp.
(a)(b)
............ 58,747 741,387
Xponential Fitness, Inc., Class A
(b)
....... 35,319 644,925
17,413,502
Household Durables — 1.0%
Aterian, Inc.
(a)(b)
.................... 133,619 165,688
Bassett Furniture Industries, Inc. ........ 17,558 275,309
Beazer Homes USA, Inc.
(b)
............ 60,072 580,896
Dixie Group, Inc. (The), Class A
(b)
........ 33,054 35,698
Ethan Allen Interiors, Inc. ............. 45,750 967,155
Flexsteel Industries, Inc. .............. 10,796 169,497
Green Brick Partners, Inc.
(a)(b)
........... 54,712 1,169,743
Hamilton Beach Brands Holding Co., Class A 15,491 180,780
Harbor Custom Development, Inc.
(b)
...... 21,327 18,768

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Hooker Furnishings Corp. ............. 23,982 $ 323,517
Hovnanian Enterprises, Inc., Class A
(b)
..... 10,370 370,209
Koss Corp.
(a)(b)
..................... 8,059 51,175
Landsea Homes Corp.
(a)(b)
............. 19,066 90,945
Legacy Housing Corp.
(b)
.............. 17,736 304,172
Lifetime Brands, Inc. ................. 26,163 177,124
Live Ventures, Inc.
(b)
................. 3,326 83,316
Lovesac Co. (The)
(a)(b)
................ 28,286 576,469
Purple Innovation, Inc.
(a)(b)
............. 113,023 457,743
Traeger, Inc.
(a)(b)
.................... 65,509 184,735
Tupperware Brands Corp.
(b)
............ 89,770 587,994
Universal Electronics, Inc.
(b)
............ 24,555 482,997
VOXX International Corp., Class A
(a)(b)
..... 30,151 229,449
Vuzix Corp.
(a)(b)
.................... 120,436 697,324
8,180,703
Household Products — 0.0%
Oil-Dri Corp. of America .............. 10,196 246,743
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class A
(a)(b)
........... 85,048 936,378
Insurance — 1.2%
Ambac Financial Group, Inc.
(b)
.......... 89,609 1,142,515
Atlantic American Corp. .............. 11,150 31,889
Citizens, Inc., Class A
(a)(b)
............. 102,308 341,709
Crawford & Co., Class A, NVS .......... 30,235 173,549
Donegal Group, Inc., Class A ........... 31,469 424,517
eHealth, Inc.
(b)
..................... 50,048 195,688
Greenlight Capital Re Ltd., Class A
(b)
...... 52,823 393,003
Hallmark Financial Services, Inc.
(a)(b)
...... 27,449 28,821
HCI Group, Inc. .................... 13,133 514,814
Heritage Insurance Holdings, Inc. ........ 48,727 110,123
Hippo Holdings, Inc.
(a)(b)
............... 32,097 594,761
ICC Holdings, Inc.
(b)
................. 3,732 56,913
Investors Title Co. .................. 2,639 372,099
Kingstone Cos., Inc. ................. 20,196 53,721
Kingsway Financial Services, Inc.
(a)(b)
...... 20,511 142,346
Maiden Holdings Ltd.
(a)(b)
.............. 141,279 303,750
MBIA, Inc.
(b)
...................... 97,562 897,570
Midwest Holding, Inc.
(b)
............... 5,848 77,369
National Western Life Group, Inc., Class A .. 4,587 783,460
NI Holdings, Inc.
(b)
.................. 16,938 226,292
Oxbridge Re Holdings Ltd.
(b)
........... 9,680 20,618
Root, Inc., Class A
(a)(b)
................ 15,952 125,702
Selectquote, Inc.
(a)(b)
................. 268,539 196,034
Tiptree, Inc. ...................... 50,419 542,508
Trean Insurance Group, Inc.
(b)
.......... 44,344 150,770
United Fire Group, Inc. ............... 43,521 1,250,358
United Insurance Holdings Corp. ........ 40,956 26,232
Universal Insurance Holdings, Inc. ....... 52,806 520,139
Vericity, Inc.
(b)
..................... 4,814 36,105
9,733,375
Interactive Media & Services — 0.8%
(b)
Arena Group Holdings, Inc. (The)
(a)
....... 23,343 305,793
Cars.com, Inc. ..................... 136,836 1,573,614
DHI Group, Inc. .................... 85,922 462,260
EverQuote, Inc., Class A
(a)
............. 39,320 268,162
fuboTV, Inc.
(a)
..................... 361,836 1,284,518
IZEA Worldwide, Inc.
(a)
............... 123,552 87,981
Leafly Holdings, Inc.
(a)
................ 59,386 40,323
Liberty TripAdvisor Holdings, Inc., Class A .. 146,651 159,850
Outbrain, Inc.
(a)
.................... 78,395 286,142
QuinStreet, Inc. .................... 105,299 1,105,640
Society Pass, Inc.
(a)
................. 6,656 10,383
Security
Shares
Shares Value
Interactive Media & Services (continued)
Super League Gaming, Inc. ............ 52,783 $ 35,629
Travelzoo
(a)
....................... 12,920 57,236
TrueCar, Inc. ...................... 182,302 275,276
Vinco Ventures, Inc.
(a)
................ 460,900 429,190
Wejo Group Ltd. ................... 44,425 48,423
Zedge, Inc., Class B ................. 23,461 55,368
6,485,788
Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com, Inc., Class A
(b)
....... 54,996 356,924
1stdibs.com, Inc.
(a)(b)
................. 48,583 305,587
aka Brands Holding Corp.
(a)(b)
........... 25,194 36,531
BARK, Inc.
(a)(b)
..................... 245,946 447,622
Boxed, Inc.
(a)(b)
..................... 114,754 105,803
CarParts.com, Inc.
(a)(b)
................ 103,731 536,289
ContextLogic, Inc., Class A
(a)(b)
.......... 1,173,319 861,099
Duluth Holdings, Inc., Class B
(a)(b)
........ 25,711 181,005
Groupon, Inc.
(a)(b)
................... 44,063 350,741
iMedia Brands, Inc., Class A
(b)
.......... 40,348 25,823
iPower, Inc.
(a)(b)
.................... 29,008 19,461
Lands' End, Inc.
(a)(b)
................. 30,961 239,019
Liquidity Services, Inc.
(a)(b)
............. 49,579 806,155
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 35,079 163,468
PARTS iD, Inc., Class A
(a)(b)
............ 13,473 20,209
PetMed Express, Inc. ................ 41,192 804,068
Polished.com, Inc.
(a)(b)
................ 208,800 108,618
Porch Group, Inc.
(a)(b)
................ 164,171 369,385
Poshmark, Inc., Class A
(b)
............. 93,536 1,465,709
RealReal, Inc. (The)
(a)(b)
............... 175,393 263,090
Rent the Runway, Inc., Class A
(a)(b)
....... 96,085 211,387
RumbleON, Inc., Class B
(a)(b)
........... 20,917 353,916
ThredUp, Inc., Class A
(b)
.............. 118,944 218,857
8,250,766
IT Services — 1.9%
AgileThought, Inc., Class A
(a)(b)
.......... 58,922 229,796
BM Technologies, Inc., Class A
(b)
........ 18,602 124,447
Brightcove, Inc.
(a)(b)
.................. 83,824 528,091
Cantaloupe, Inc.
(b)
.................. 117,718 409,659
Cass Information Systems, Inc. ......... 27,251 945,337
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 93,246 275,076
Computer Task Group, Inc.
(a)(b)
.......... 28,765 192,726
Crexendo, Inc.
(a)
................... 16,329 39,190
CSP, Inc.
(a)
....................... 9,073 65,235
DecisionPoint Systems, Inc.
(a)(b)
......... 10,204 64,999
Edgio, Inc.
(b)
...................... 278,722 774,847
Glimpse Group, Inc. (The)
(a)(b)
........... 16,780 88,766
GreenBox POS
(a)(b)
.................. 41,912 40,864
Grid Dynamics Holdings, Inc., Class A
(b)
.... 98,219 1,839,642
Hackett Group, Inc. (The) ............. 54,376 963,543
I3 Verticals, Inc., Class A
(a)(b)
........... 44,709 895,521
IBEX Holdings Ltd.
(b)
................. 11,409 211,865
Information Services Group, Inc.
(a)
....... 71,052 338,208
Innodata, Inc.
(a)(b)
................... 50,272 151,821
International Money Express, Inc.
(b)
....... 64,647 1,473,305
MoneyGram International, Inc.
(a)(b)
........ 190,351 1,979,650
OMNIQ Corp.
(a)(b)
................... 10,246 61,169
Paya Holdings, Inc., Class A
(a)(b)
......... 177,459 1,084,275
Paysign, Inc.
(a)(b)
.................... 62,161 147,322
PFSweb, Inc.
(a)(b)
................... 33,973 316,628
Priority Technology Holdings, Inc.
(a)(b)
...... 37,672 169,901
Research Solutions, Inc.
(b)
............. 35,225 71,859
StarTek, Inc.
(b)
..................... 34,199 102,597
Steel Connect, Inc.
(b)
................ 80,703 110,563
Tucows, Inc., Class A
(a)(b)
.............. 20,118 752,614

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Unisys Corp.
(a)(b)
.................... 134,463 $ 1,015,196
Usio, Inc.
(a)(b)
...................... 43,638 56,729
WaveDancer, Inc.
(a)(b)
................ 32,890 31,436
WidePoint Corp.
(b)
.................. 18,026 38,395
15,591,272
Leisure Products — 0.5%
American Outdoor Brands, Inc.
(b)
........ 27,359 239,938
AMMO, Inc.
(a)(b)
.................... 177,022 518,674
Clarus Corp.
(a)
..................... 59,257 798,192
Escalade, Inc. ..................... 20,188 200,871
JAKKS Pacific, Inc.
(b)
................ 11,323 218,874
Johnson Outdoors, Inc., Class A ......... 10,772 552,711
Marine Products Corp. ............... 17,059 144,319
MasterCraft Boat Holdings, Inc.
(b)
........ 35,668 672,342
Nautilus, Inc.
(a)(b)
................... 60,786 99,081
Smith & Wesson Brands, Inc. ........... 91,321 946,999
Solo Brands, Inc., Class A
(a)(b)
........... 45,556 173,113
4,565,114
Life Sciences Tools & Services — 0.9%
(b)
Absci Corp.
(a)
..................... 107,528 336,563
Akoya Biosciences, Inc. .............. 32,186 378,185
Alpha Teknova, Inc. ................. 12,987 43,377
Berkeley Lights, Inc.
(a)
................ 113,373 324,247
Bionano Genomics, Inc.
(a)
............. 592,685 1,084,613
Champions Oncology, Inc. ............. 14,013 105,097
ChromaDex Corp.
(a)
................. 105,577 129,860
Codex DNA, Inc.
(a)
.................. 20,359 33,796
Codexis, Inc. ...................... 124,326 753,416
Harvard Bioscience, Inc. .............. 79,973 204,731
Inotiv, Inc.
(a)
....................... 35,363 595,866
IsoPlexis Corp.
(a)
................... 35,864 61,686
MaxCyte, Inc. ..................... 176,656 1,148,264
Miromatrix Medical, Inc.
(a)
............. 33,665 147,453
Nautilus Biotechnology, Inc. ............ 97,841 207,423
Personalis, Inc.
(a)
................... 75,396 223,926
Quantum-Si, Inc., Class A
(a)
............ 184,188 506,517
Rapid Micro Biosystems, Inc., Class A
(a)
.... 44,162 142,643
Science 37 Holdings, Inc.
(a)
............ 129,310 208,189
Seer, Inc., Class A
(a)
................. 104,657 810,045
Singular Genomics Systems, Inc.
(a)
....... 115,096 287,740
Standard BioTools, Inc.
(a)
.............. 155,069 170,576
7,904,213
Machinery — 2.3%
Agrify Corp.
(a)(b)
.................... 48,238 20,983
Berkshire Grey, Inc., Class A
(a)(b)
......... 101,102 171,873
Blue Bird Corp.
(a)(b)
.................. 35,405 295,632
CIRCOR International, Inc.
(b)
........... 37,386 616,495
Columbus McKinnon Corp. ............ 56,816 1,486,307
Commercial Vehicle Group, Inc.
(a)(b)
....... 63,916 287,622
Douglas Dynamics, Inc. .............. 45,814 1,283,708
Eastern Co. (The) .................. 10,747 186,460
Energy Recovery, Inc.
(a)(b)
............. 111,305 2,419,771
Fathom Digital Manufacturing C
(b)
........ 18,724 38,010
FreightCar America, Inc.
(a)(b)
............ 28,683 106,988
Gencor Industries, Inc.
(a)(b)
............. 21,314 192,039
Graham Corp. ..................... 20,521 180,380
Hurco Cos., Inc. .................... 12,811 287,991
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 90,927 176,398
Hyliion Holdings Corp., Class A
(b)
........ 268,972 771,950
Hyster-Yale Materials Handling, Inc. ...... 21,749 467,821
Hyzon Motors, Inc., Class A
(a)(b)
......... 179,698 305,487
L B Foster Co., Class A
(b)
.............. 20,335 198,470
Lightning eMotors, Inc.
(a)(b)
............. 79,626 123,420
Security
Shares
Shares Value
Machinery (continued)
LS Starrett Co. (The), Class A
(a)(b)
........ 11,998 $ 105,942
Luxfer Holdings plc ................. 54,355 788,147
Manitex International, Inc.
(b)
............ 29,799 170,748
Manitowoc Co., Inc. (The)
(b)
............ 70,364 545,321
Markforged Holding Corp.
(a)(b)
........... 222,519 440,588
Mayville Engineering Co., Inc.
(b)
......... 19,845 129,191
Miller Industries, Inc. ................ 22,669 482,623
NN, Inc.
(a)(b)
....................... 87,022 148,808
Park-Ohio Holdings Corp.
(a)
............ 17,638 199,486
Perma-Pipe International Holdings, Inc.
(b)
... 15,766 148,989
REV Group, Inc.
(a)
.................. 68,536 755,952
Sarcos Technology & Robotics Corp.
(a)(b)
... 220,895 490,387
Shyft Group, Inc. (The)
(a)
.............. 70,068 1,431,489
Titan International, Inc.
(b)
.............. 103,861 1,260,873
Twin Disc, Inc.
(b)
.................... 21,533 246,983
Urban-Gro, Inc.
(a)(b)
.................. 16,129 45,000
Velo3D, Inc.
(a)(b)
.................... 114,262 450,192
Wabash National Corp. ............... 98,868 1,538,386
Xos, Inc.
(a)(b)
...................... 108,425 130,110
19,127,020
Marine — 0.4%
Eagle Bulk Shipping, Inc. ............. 27,258 1,177,000
Eneti, Inc. ........................ 47,416 316,265
Genco Shipping & Trading Ltd. .......... 74,464 933,034
Navios Maritime Holdings, Inc.
(b)
......... 38,153 72,491
Pangaea Logistics Solutions Ltd. ........ 72,898 336,789
Safe Bulkers, Inc. .................. 148,630 367,116
3,202,695
Media — 0.9%
AdTheorent Holding Co., Inc.
(a)(b)
......... 71,771 154,308
Audacy, Inc., Class A
(a)(b)
.............. 263,742 101,831
Beasley Broadcast Group, Inc., Class A
(a)(b)
. 19,613 21,182
Boston Omaha Corp., Class A
(a)(b)
........ 45,080 1,038,643
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 751,618 1,029,717
comScore, Inc.
(b)
................... 161,071 265,767
Cumulus Media, Inc., Class A
(b)
......... 36,543 256,897
Daily Journal Corp.
(b)
................ 2,494 639,437
DallasNews Corp. .................. 10,885 50,506
Digital Media Solutions, Inc., Class A
(a)(b)
... 17,327 33,268
Direct Digital Holdings, Inc., Class A
(b)
..... 5,821 13,039
Emerald Holding, Inc.
(a)(b)
.............. 45,759 154,665
Entravision Communications Corp., Class A . 122,850 487,714
Fluent, Inc.
(a)(b)
..................... 92,626 125,045
Gambling.com Group Ltd.
(a)(b)
........... 18,203 138,343
Gannett Co., Inc.
(b)
.................. 295,067 451,453
Harte Hanks, Inc.
(b)
.................. 8,812 98,254
Innovid Corp.
(a)(b)
................... 153,711 416,557
Lee Enterprises, Inc.
(a)(b)
.............. 11,268 198,317
Loyalty Ventures, Inc.
(b)
............... 40,414 48,901
Marchex, Inc., Class B
(a)(b)
............. 42,414 71,256
National CineMedia, Inc. .............. 135,908 88,544
Saga Communications, Inc., Class A ...... 8,186 214,064
Salem Media Group, Inc., Class A
(b)
...... 26,808 46,646
Stran & Co., Inc.
(a)(b)
................. 18,105 25,528
Thryv Holdings, Inc.
(b)
................ 52,081 1,189,009
Townsquare Media, Inc., Class A
(b)
....... 24,232 175,924
Treasure Global, Inc.
(b)
............... 6,919 13,976
Urban One, Inc., Class A
(a)(b)
........... 16,797 88,856
Urban One, Inc., Class D, NVS
(a)(b)
....... 22,199 94,346
7,731,993
Metals & Mining — 1.4%
5E Advanced Materials, Inc.
(a)(b)
......... 66,957 680,284
Ampco-Pittsburgh Corp.
(a)(b)
............ 29,910 110,069

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Ascent Industries Co.
(b)
............... 14,417 $ 201,982
Caledonia Mining Corp. plc ............ 25,286 248,309
Comstock, Inc.
(b)
................... 125,053 52,522
Dakota Gold Corp.
(a)(b)
................ 104,091 317,478
Friedman Industries, Inc. .............. 14,684 104,403
Gatos Silver, Inc.
(a)(b)
................. 93,789 251,354
Gold Resource Corp. ................ 176,873 291,840
Haynes International, Inc. ............. 24,590 863,601
Hycroft Mining Holding Corp., Class A
(a)(b)
... 303,855 183,680
Idaho Strategic Resources, Inc.
(a)(b)
....... 21,056 100,016
Ivanhoe Electric, Inc.
(a)(b)
.............. 29,882 246,526
Olympic Steel, Inc. .................. 19,456 443,791
Perpetua Resources Corp.
(b)
........... 66,300 133,926
Piedmont Lithium, Inc.
(a)(b)
............. 35,291 1,887,716
PolyMet Mining Corp.
(a)(b)
.............. 59,578 171,585
Ramaco Resources, Inc. .............. 45,509 418,683
Ryerson Holding Corp. ............... 39,353 1,012,946
Schnitzer Steel Industries, Inc., Class A .... 52,627 1,497,764
SunCoke Energy, Inc. ................ 168,842 980,972
TimkenSteel Corp.
(b)
................. 93,634 1,403,574
Universal Stainless & Alloy Products, Inc.
(b)
. 18,448 131,350
US Gold Corp.
(b)
................... 14,617 54,814
11,789,185
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
ACRES Commercial Realty Corp.
(a)(b)
..... 16,956 138,191
AFC Gamma, Inc. .................. 32,033 490,105
AG Mortgage Investment Trust, Inc. ...... 43,775 179,915
Angel Oak Mortgage, Inc. ............. 24,127 289,042
Ares Commercial Real Estate Corp. ...... 103,685 1,083,508
Arlington Asset Investment Corp., Class A
(b)
. 58,711 159,694
ARMOUR Residential REIT, Inc. ......... 230,424 1,122,165
Cherry Hill Mortgage Investment Corp. .... 40,922 200,927
Chicago Atlantic Real Estate Finance, Inc. .. 10,497 151,262
Dynex Capital, Inc. .................. 87,876 1,023,755
Ellington Financial, Inc. ............... 114,270 1,299,250
Ellington Residential Mortgage REIT ...... 25,648 158,248
Franklin BSP Realty Trust, Inc. .......... 171,785 1,850,125
Granite Point Mortgage Trust, Inc. ....... 105,275 677,971
Great Ajax Corp. ................... 43,732 328,427
Invesco Mortgage Capital, Inc. .......... 67,433 748,506
Lument Finance Trust, Inc. ............ 60,549 130,786
Manhattan Bridge Capital, Inc. .......... 18,357 103,534
Nexpoint Real Estate Finance, Inc. ....... 15,940 238,781
Orchid Island Capital, Inc.
(a)
............ 72,746 596,517
Sachem Capital Corp. ................ 68,893 229,414
Western Asset Mortgage Capital Corp. .... 12,141 135,858
11,335,981
Multi-Utilities — 0.2%
Unitil Corp. ....................... 32,106 1,491,324
Oil, Gas & Consumable Fuels — 3.6%
Adams Resources & Energy, Inc. ........ 4,931 146,944
Aemetis, Inc.
(a)(b)
................... 59,548 364,434
Alto Ingredients, Inc.
(b)
............... 146,618 533,689
American Resources Corp., Class A
(a)(b)
.... 113,131 302,060
Amplify Energy Corp.
(a)(b)
.............. 72,704 477,665
Ardmore Shipping Corp.
(b)
............. 70,568 644,286
Battalion Oil Corp.
(a)(b)
................ 5,208 61,975
Berry Corp. ....................... 158,865 1,191,487
Centrus Energy Corp., Class A
(b)
......... 21,693 888,979
Dorian LPG Ltd. .................... 62,078 842,398
Ecoark Holdings, Inc.
(b)
............... 48,932 63,612
Empire Petroleum Corp.
(a)(b)
............ 20,345 267,537
Energy Fuels, Inc.
(a)(b)
................ 315,482 1,930,750
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Epsilon Energy Ltd. ................. 28,868 $ 182,446
Evolution Petroleum Corp. ............. 63,437 441,522
Gevo, Inc.
(a)(b)
..................... 395,960 902,789
Hallador Energy Co.
(b)
................ 43,310 243,402
Houston American Energy Corp.
(a)(b)
...... 18,895 65,377
International Seaways, Inc. ............ 99,704 3,502,602
Laredo Petroleum, Inc.
(a)(b)
............. 34,124 2,144,693
Lightbridge Corp.
(a)(b)
................. 21,703 98,966
Mexco Energy Corp.
(a)(b)
.............. 2,044 33,154
NACCO Industries, Inc., Class A ......... 8,254 388,186
NextDecade Corp.
(a)(b)
................ 65,586 394,828
Nordic American Tankers Ltd. .......... 402,047 1,073,465
Overseas Shipholding Group, Inc., Class A
(b)
137,106 407,205
Par Pacific Holdings, Inc.
(b)
............ 99,256 1,628,791
PEDEVCO Corp.
(a)(b)
................. 55,633 56,189
PHX Minerals, Inc., Class A ............ 64,352 208,500
PrimeEnergy Resources Corp.
(a)(b)
........ 1,679 130,979
REX American Resources Corp.
(a)(b)
...... 32,145 897,488
Riley Exploration Permian, Inc. .......... 21,059 399,700
Ring Energy, Inc.
(a)(b)
................. 175,336 406,780
SandRidge Energy, Inc.
(b)
............. 64,685 1,055,012
SilverBow Resources, Inc.
(a)(b)
.......... 23,701 637,083
Sitio Royalties Corp., Class A ........... 23,666 523,255
Stabilis Solutions, Inc.
(a)(b)
............. 6,877 53,228
Teekay Corp.
(b)
.................... 140,030 502,708
Teekay Tankers Ltd., Class A
(b)
.......... 46,104 1,269,704
Uranium Energy Corp.
(a)(b)
............. 651,791 2,281,268
Ur-Energy, Inc.
(a)(b)
.................. 424,241 462,423
US Energy Corp. ................... 9,772 28,534
VAALCO Energy, Inc.
(a)
............... 118,683 517,458
Vertex Energy, Inc.
(a)(b)
............... 109,579 682,677
W&T Offshore, Inc.
(a)(b)
............... 192,006 1,125,155
30,461,383
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(b)
............. 33,730 1,268,248
Glatfelter Corp. .................... 90,190 280,491
1,548,739
Personal Products — 0.3%
Honest Co., Inc. (The)
(b)
.............. 133,440 467,040
LifeMD, Inc.
(a)(b)
.................... 42,501 83,727
Lifevantage Corp. .................. 23,823 89,336
Mannatech, Inc. .................... 2,189 45,531
Natural Alternatives International, Inc.
(b)
.... 10,125 93,859
Natural Health Trends Corp. ........... 14,065 51,619
Nature's Sunshine Products, Inc.
(b)
....... 26,977 222,290
Thorne HealthTech, Inc.
(a)(b)
............ 27,023 127,819
United-Guardian, Inc. ................ 6,673 75,805
Upexi, Inc.
(a)(b)
..................... 15,204 58,840
Veru, Inc.
(a)(b)
...................... 131,167 1,511,044
Zivo Bioscience, Inc.
(a)(b)
.............. 13,798 38,634
2,865,544
Pharmaceuticals — 4.3%
Acer Therapeutics, Inc.
(a)(b)
............. 22,858 31,773
Aclaris Therapeutics, Inc.
(b)
............ 131,008 2,062,066
Adial Pharmaceuticals, Inc.
(b)
........... 30,649 10,727
Aerie Pharmaceuticals, Inc.
(b)
........... 96,478 1,459,712
Alimera Sciences, Inc.
(a)(b)
............. 11,755 59,715
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 71,599 2,015,512
AN2 Therapeutics, Inc.
(a)(b)
............. 9,927 172,531
Anebulo Pharmaceuticals, Inc.
(a)(b)
........ 6,531 18,287
Angion Biomedica Corp.
(b)
............. 48,069 44,224
ANI Pharmaceuticals, Inc.
(a)(b)
........... 25,589 822,431
Aquestive Therapeutics, Inc.
(a)(b)
......... 56,424 66,016

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Assertio Holdings, Inc.
(a)(b)
............. 92,180 $ 209,249
Atea Pharmaceuticals, Inc.
(b)
........... 154,918 881,483
Athira Pharma, Inc.
(b)
................ 69,065 205,123
Biofrontera, Inc.
(a)(b)
................. 25,491 26,766
Cara Therapeutics, Inc.
(a)(b)
............ 90,957 851,358
CinCor Pharma, Inc.
(b)
................ 40,598 1,332,426
Citius Pharmaceuticals, Inc.
(a)(b)
......... 250,359 302,934
Clearside Biomedical, Inc.
(b)
............ 108,980 123,147
Clever Leaves Holdings, Inc.
(b)
.......... 62,339 37,528
Cognition Therapeutics, Inc.
(a)(b)
......... 29,112 55,313
Collegium Pharmaceutical, Inc.
(b)
........ 68,938 1,104,387
CorMedix, Inc.
(a)(b)
.................. 77,796 220,163
Cumberland Pharmaceuticals, Inc.
(a)(b)
..... 18,549 44,703
Cymabay Therapeutics, Inc.
(b)
.......... 171,997 601,990
Dare Bioscience, Inc.
(a)(b)
.............. 167,174 167,174
DICE Therapeutics, Inc.
(a)(b)
............ 57,657 1,169,284
Edgewise Therapeutics, Inc.
(a)(b)
......... 60,398 594,316
Esperion Therapeutics, Inc.
(a)(b)
.......... 135,123 905,324
Eton Pharmaceuticals, Inc.
(a)(b)
.......... 41,047 86,199
Evolus, Inc.
(b)
..................... 71,902 578,811
Eyenovia, Inc.
(a)(b)
................... 54,403 106,358
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 52,942 418,771
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 69,270 560,394
Harrow Health, Inc.
(b)
................ 46,431 560,422
Hepion Pharmaceuticals, Inc.
(a)(b)
........ 152,682 77,135
Ikena Oncology, Inc.
(b)
................ 49,031 174,060
IMARA, Inc.
(b)
..................... 29,615 67,522
Journey Medical Corp.
(a)(b)
............. 7,576 18,637
KemPharm, Inc.
(a)(b)
................. 70,248 438,348
Landos Biopharma, Inc.
(b)
............. 22,405 14,563
Lipocine, Inc.
(a)(b)
................... 171,372 77,117
Liquidia Corp.
(a)(b)
................... 96,932 527,310
Longboard Pharmaceuticals, Inc.
(a)(b)
...... 17,690 65,807
Lyra Therapeutics, Inc.
(a)(b)
............. 32,360 162,124
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 75,391 501,350
MediWound Ltd.
(a)(b)
................. 42,039 58,434
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 75,338 196,632
Novan, Inc.
(a)(b)
..................... 38,891 72,726
NRX Pharmaceuticals, Inc.
(a)(b)
.......... 68,575 50,746
Nutriband, Inc.
(a)(b)
.................. 13,716 49,241
Ocular Therapeutix, Inc.
(b)
............. 156,403 649,073
Ocuphire Pharma, Inc.
(a)(b)
............. 36,140 72,641
Omeros Corp.
(a)(b)
................... 123,232 388,181
Opiant Pharmaceuticals, Inc.
(b)
.......... 10,287 110,585
Optinose, Inc.
(a)(b)
................... 112,017 409,982
Oramed Pharmaceuticals, Inc.
(a)(b)
........ 75,915 491,929
Otonomy, Inc.
(b)
.................... 115,838 34,172
Paratek Pharmaceuticals, Inc.
(b)
......... 104,223 267,853
Phathom Pharmaceuticals, Inc.
(b)
........ 47,059 521,414
Phibro Animal Health Corp., Class A ...... 41,132 546,644
Pliant Therapeutics, Inc.
(a)(b)
............ 65,370 1,365,579
PLx Pharma, Inc.
(a)(b)
................. 52,163 33,906
Processa Pharmaceuticals, Inc.
(a)(b)
....... 25,436 57,485
ProPhase Labs, Inc.
(a)
................ 25,954 292,761
Provention Bio, Inc.
(b)
................ 119,547 537,962
Rain Therapeutics, Inc.
(a)(b)
............. 15,815 77,177
Relmada Therapeutics, Inc.
(a)(b)
.......... 55,569 2,057,164
RVL Pharmaceuticals plc
(b)
............ 84,367 177,171
Satsuma Pharmaceuticals, Inc.
(b)
........ 42,276 253,656
scPharmaceuticals, Inc.
(a)(b)
............ 34,048 221,993
SCYNEXIS, Inc.
(a)(b)
................. 66,043 158,503
SIGA Technologies, Inc. .............. 95,609 984,773
Societal CDMO, Inc.
(a)(b)
.............. 109,282 178,130
Tarsus Pharmaceuticals, Inc.
(b)
.......... 37,611 643,900
Terns Pharmaceuticals, Inc.
(a)(b)
......... 28,868 170,033
Security
Shares
Shares Value
Pharmaceuticals (continued)
TFF Pharmaceuticals, Inc.
(a)(b)
.......... 41,530 $ 168,612
Theravance Biopharma, Inc.
(b)
.......... 130,694 1,325,237
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 35,068 203,394
Trevi Therapeutics, Inc.
(a)(b)
............ 44,854 69,075
Tricida, Inc.
(a)(b)
.................... 67,578 708,217
Ventyx Biosciences, Inc.
(a)(b)
............ 45,510 1,588,754
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 38,328 111,918
WaVe Life Sciences Ltd.
(b)
............. 133,049 480,307
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 266,814 416,230
Zynerba Pharmaceuticals, Inc.
(b)
......... 85,383 62,500
36,295,280
Professional Services — 1.3%
Atlas Technical Consultants, Inc.
(a)(b)
...... 38,247 254,343
Barrett Business Services, Inc. .......... 14,178 1,105,884
BGSF, Inc. ....................... 19,845 220,478
BlackSky Technology, Inc., Class A
(a)(b)
..... 165,648 248,472
CRA International, Inc.
(a)
.............. 14,129 1,253,808
DLH Holdings Corp.
(a)(b)
............... 10,856 133,203
Forrester Research, Inc.
(b)
............. 23,469 845,119
Franklin Covey Co.
(a)(b)
............... 24,507 1,112,373
Heidrick & Struggles International, Inc. .... 39,558 1,028,112
Hill International, Inc.
(a)(b)
.............. 97,929 325,124
HireQuest, Inc.
(a)
................... 10,826 139,655
Hudson Global, Inc.
(b)
................ 5,326 179,060
Kelly Services, Inc., Class A, NVS ....... 68,538 931,432
Mastech Digital, Inc.
(a)(b)
............... 8,004 118,219
Mistras Group, Inc.
(b)
................ 41,294 184,171
RCM Technologies, Inc.
(a)(b)
............ 15,202 253,721
Red Violet, Inc.
(a)(b)
.................. 19,324 334,692
Resources Connection, Inc. ............ 64,717 1,169,436
Skillsoft Corp., Class A
(b)
.............. 165,875 303,551
Spire Global, Inc., Class A
(a)(b)
.......... 258,188 278,843
Where Food Comes From, Inc.
(b)
........ 5,382 51,721
Willdan Group, Inc.
(a)(b)
............... 23,384 346,317
10,817,734
Real Estate Management & Development — 0.6%
Altisource Asset Management Corp.
(b)
..... 3,171 49,975
Altisource Portfolio Solutions SA
(b)
....... 10,753 140,972
American Realty Investors, Inc.
(b)
........ 2,930 46,646
AMREP Corp.
(a)(b)
................... 5,410 61,025
Comstock Holding Cos., Inc.
(b)
.......... 4,836 19,199
Doma Holdings, Inc.
(b)
................ 284,358 124,947
Douglas Elliman, Inc. ................ 153,597 629,748
Fathom Holdings, Inc.
(a)(b)
............. 17,794 94,308
Forestar Group, Inc.
(a)(b)
............... 36,713 410,818
FRP Holdings, Inc.
(b)
................. 13,633 741,090
InterGroup Corp. (The)
(b)
.............. 843 43,195
JW Mays, Inc.
(a)(b)
................... 904 33,647
Maui Land & Pineapple Co., Inc.
(a)(b)
...... 14,565 134,144
Rafael Holdings, Inc., Class B
(a)(b)
........ 27,272 49,090
RE/MAX Holdings, Inc., Class A ......... 36,763 695,188
Seritage Growth Properties, Class A
(b)
..... 81,188 732,316
Stratus Properties, Inc. ............... 11,838 275,825
Tejon Ranch Co.
(a)(b)
................. 42,040 605,376
Transcontinental Realty Investors, Inc.
(b)
... 2,472 99,745
Trinity Place Holdings, Inc.
(a)(b)
.......... 39,742 35,068
5,022,322
Road & Rail — 0.3%
Bird Global, Inc., Class A
(a)(b)
........... 341,375 120,471
Covenant Logistics Group, Inc., Class A .... 20,564 590,187
Daseke, Inc.
(a)(b)
.................... 82,149 444,426
Helbiz, Inc., Class A
(a)(b)
............... 33,872 11,960
PAM Transportation Services, Inc.
(b)
...... 13,295 411,613

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Road & Rail (continued)
Universal Logistics Holdings, Inc. ........ 14,329 $ 454,516
US Xpress Enterprises, Inc., Class A
(a)(b)
... 56,019 137,807
Yellow Corp.
(a)(b)
.................... 103,042 522,423
2,693,403
Semiconductors & Semiconductor Equipment — 2.4%
ACM Research, Inc., Class A
(a)(b)
......... 96,953 1,208,034
Aehr Test Systems
(a)(b)
................ 48,301 681,044
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 44,696 1,374,849
Amtech Systems, Inc.
(b)
............... 23,406 198,951
Atomera, Inc.
(a)(b)
................... 42,096 426,432
AXT, Inc.
(b)
....................... 82,257 551,122
CEVA, Inc.
(b)
...................... 46,250 1,213,138
CVD Equipment Corp.
(a)(b)
............. 12,907 67,116
CyberOptics Corp.
(b)
................. 14,523 781,047
Everspin Technologies, Inc.
(b)
........... 39,159 226,731
GSI Technology, Inc.
(b)
............... 37,343 106,428
Ichor Holdings Ltd.
(a)(b)
................ 56,641 1,371,279
Impinj, Inc.
(b)
...................... 42,521 3,402,956
indie Semiconductor, Inc., Class A
(a)(b)
..... 207,457 1,518,585
inTEST Corp.
(b)
.................... 22,062 168,333
Kopin Corp.
(a)(b)
.................... 179,672 188,656
NVE Corp. ....................... 9,549 445,461
PDF Solutions, Inc.
(b)
................ 60,019 1,472,266
Peraso, Inc.
(b)
..................... 25,965 44,140
Photronics, Inc.
(b)
................... 121,050 1,769,751
Pixelworks, Inc.
(a)(b)
.................. 106,613 171,647
QuickLogic Corp.
(a)(b)
................. 24,548 158,826
Rigetti Computing, Inc.
(b)
.............. 66,831 125,642
Rockley Photonics Holdings Ltd.
(a)(b)
...... 209,634 148,861
SkyWater Technology, Inc.
(a)(b)
.......... 22,172 169,616
SMART Global Holdings, Inc.
(a)(b)
........ 99,792 1,583,699
Transphorm, Inc.
(a)(b)
................. 46,180 232,285
19,806,895
Software — 2.7%
A10 Networks, Inc.
(a)
................. 133,692 1,774,093
Agilysys, Inc.
(b)
.................... 40,052 2,216,878
American Software, Inc., Class A ........ 73,093 1,119,785
Applied Blockchain, Inc.
(a)(b)
............ 17,754 30,182
Arteris, Inc.
(a)(b)
..................... 35,017 233,213
Asure Software, Inc.
(b)
................ 38,283 218,979
AudioEye, Inc.
(a)(b)
.................. 15,252 84,038
authID, Inc.
(a)(b)
.................... 45,356 131,079
Avaya Holdings Corp.
(a)(b)
.............. 177,173 281,705
AvePoint, Inc., Class A
(a)(b)
............. 261,369 1,048,090
Aware, Inc.
(a)(b)
..................... 29,027 51,668
Benefitfocus, Inc.
(b)
.................. 52,292 332,054
Bit Digital, Inc.
(a)(b)
................... 165,963 199,156
Blackboxstocks, Inc.
(a)(b)
.............. 12,472 9,423
Blend Labs, Inc., Class A
(a)(b)
........... 375,957 830,865
BTCS, Inc.
(b)
...................... 12,227 18,340
ChannelAdvisor Corp.
(b)
.............. 57,498 1,302,905
Cipher Mining, Inc.
(a)(b)
................ 76,281 96,114
Cleanspark, Inc.
(a)(b)
................. 92,410 293,864
CoreCard Corp.
(a)(b)
................. 14,431 314,163
Couchbase, Inc.
(a)(b)
................. 53,801 767,740
CYNGN, Inc.
(a)(b)
................... 14,821 14,754
DatChat, Inc.
(a)(b)
................... 32,932 23,714
Digimarc Corp.
(a)(b)
.................. 27,681 375,077
eGain Corp.
(a)(b)
.................... 42,114 309,538
Greenidge Generation Holdings, Inc.
(a)(b)
... 24,359 48,718
GSE Systems, Inc.
(b)
................. 40,970 36,873
Intellicheck, Inc.
(b)
................... 36,061 90,874
Intrusion, Inc.
(a)(b)
................... 35,777 172,445
Security
Shares
Shares Value
Software (continued)
IronNet, Inc.
(a)(b)
.................... 130,132 $ 89,661
Issuer Direct Corp.
(b)
................. 5,795 117,638
Kaleyra, Inc.
(a)(b)
.................... 59,277 57,499
Kaltura, Inc.
(a)(b)
.................... 139,598 307,116
Latch, Inc.
(a)(b)
..................... 218,739 208,589
LiveVox Holdings, Inc., Class A
(a)(b)
....... 47,081 138,889
Marin Software, Inc.
(b)
................ 28,998 37,117
Mind CTI Ltd. ..................... 34,785 72,701
Mitek Systems, Inc.
(b)
................ 85,614 784,224
NetSol Technologies, Inc.
(a)(b)
........... 21,936 68,879
NextNav, Inc.
(a)(b)
................... 134,910 362,908
ON24, Inc.
(a)(b)
..................... 84,497 743,574
OneSpan, Inc.
(b)
.................... 80,551 693,544
Park City Group, Inc.
(a)(b)
.............. 23,282 124,559
Phunware, Inc.
(a)(b)
.................. 192,750 227,445
Quantum Computing, Inc.
(a)(b)
........... 51,382 128,969
Rekor Systems, Inc.
(a)(b)
............... 94,357 94,357
Rimini Street, Inc.
(b)
................. 98,683 459,863
SAITECH Global Corp., Class A
(a)(b)
....... 4,453 14,428
SeaChange International, Inc.
(a)(b)
........ 95,175 40,925
ShotSpotter, Inc.
(a)(b)
................. 18,021 518,284
Smith Micro Software, Inc.
(a)(b)
.......... 99,530 224,938
Soluna Holdings, Inc.
(a)(b)
.............. 18,552 31,724
SRAX, Inc., Class A
(a)(b)
............... 40,662 69,532
SRAX, Inc., NVS
(b)
.................. 49,878 2,993
Stronghold Digital Mining, Inc., Class A
(a)(b)
.. 40,502 42,122
Synchronoss Technologies, Inc.
(a)(b)
....... 158,951 181,204
T Stamp, Inc., Class A
(a)(b)
............. 26,775 26,456
Telos Corp.
(a)(b)
..................... 108,585 965,321
Terawulf, Inc.
(a)(b)
................... 41,436 52,209
Upland Software, Inc.
(b)
............... 59,053 480,101
UserTesting, Inc.
(b)
.................. 96,193 377,076
Veritone, Inc.
(a)(b)
................... 63,170 355,647
Viant Technology, Inc., Class A
(b)
......... 27,914 117,518
VirnetX Holding Corp.
(b)
............... 130,122 152,243
Weave Communications, Inc.
(a)(b)
........ 62,840 317,342
WM Technology, Inc., Class A
(b)
......... 151,219 243,463
Yext, Inc.
(a)(b)
...................... 232,212 1,035,665
22,393,050
Specialty Retail — 2.5%
Aaron's Co., Inc. (The) ............... 61,464 597,430
America's Car-Mart, Inc.
(b)
............. 12,322 751,888
Barnes & Noble Education, Inc.
(a)(b)
....... 92,217 221,321
Big 5 Sporting Goods Corp.
(a)
........... 43,366 465,751
Build-A-Bear Workshop, Inc. ........... 28,450 379,238
Caleres, Inc. ...................... 71,328 1,727,564
CarLotz, Inc., Class A
(b)
............... 180,204 54,061
Cato Corp. (The), Class A ............. 36,396 347,218
Chico's FAS, Inc.
(b)
.................. 247,500 1,197,900
Children's Place, Inc. (The)
(b)
........... 26,000 803,140
Citi Trends, Inc.
(b)
................... 16,456 255,233
Conn's, Inc.
(b)
..................... 26,487 187,528
Container Store Group, Inc. (The)
(b)
....... 66,306 324,899
Destination XL Group, Inc.
(a)(b)
.......... 118,248 640,904
Envela Corp.
(a)(b)
................... 15,380 77,823
Express, Inc.
(a)(b)
................... 129,932 141,626
Genesco, Inc.
(a)(b)
................... 26,587 1,045,401
GrowGeneration Corp.
(a)(b)
............. 116,389 407,361
Haverty Furniture Cos., Inc. ............ 29,923 745,083
Hibbett, Inc. ...................... 25,925 1,291,324
J Jill, Inc.
(b)
....................... 8,189 136,019
JOANN, Inc.
(a)
..................... 22,254 147,321
Kirkland's, Inc.
(a)(b)
.................. 20,948 63,053
Lazydays Holdings, Inc.
(a)(b)
............ 19,699 265,936

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
LL Flooring Holdings, Inc.
(a)(b)
........... 58,454 $ 405,086
MarineMax, Inc.
(a)(b)
................. 42,923 1,278,676
OneWater Marine, Inc., Class A
(b)
........ 22,752 685,063
Party City Holdco, Inc.
(a)(b)
............. 221,110 349,354
Shift Technologies, Inc., Class A
(a)(b)
....... 132,032 92,436
Shoe Carnival, Inc. .................. 35,083 752,180
Sportsman's Warehouse Holdings, Inc.
(b)
... 88,070 730,981
Tile Shop Holdings, Inc. .............. 73,851 259,956
Tilly's, Inc., Class A ................. 45,903 317,649
Torrid Holdings, Inc.
(a)(b)
............... 29,683 123,778
TravelCenters of America, Inc.
(a)(b)
........ 25,618 1,381,579
Volta, Inc., Class A
(a)(b)
................ 248,503 300,689
Vroom, Inc.
(a)(b)
..................... 259,622 301,161
Winmark Corp. .................... 5,693 1,231,624
Zumiez, Inc.
(b)
..................... 31,622 680,822
21,166,056
Technology Hardware, Storage & Peripherals — 0.5%
(b)
AstroNova, Inc. .................... 13,412 156,920
Avid Technology, Inc.
(a)
............... 72,414 1,684,350
Boxlight Corp., Class A
(a)
.............. 126,296 78,304
CompoSecure, Inc., Class A
(a)
.......... 16,467 82,500
CPI Card Group, Inc. ................ 8,422 132,731
Diebold Nixdorf, Inc.
(a)
................ 148,508 362,359
Eastman Kodak Co.
(a)
................ 115,300 529,227
Immersion Corp.
(a)
.................. 67,603 371,140
Intevac, Inc. ...................... 50,117 233,044
Movano, Inc.
(a)
..................... 49,998 137,494
One Stop Systems, Inc.
(a)
............. 30,243 96,778
Quantum Corp.
(a)
................... 147,490 159,289
TransAct Technologies, Inc.
(a)
........... 18,281 66,726
Turtle Beach Corp.
(a)
................. 31,365 213,909
4,304,771
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc., Class A
(a)(b)
.............. 195,404 594,028
Charles & Colvard Ltd.
(b)
.............. 56,225 54,460
Crown Crafts, Inc. .................. 16,450 95,081
Culp, Inc. ........................ 24,476 106,715
Delta Apparel, Inc.
(a)(b)
................ 12,934 180,947
Fossil Group, Inc.
(b)
................. 95,704 327,308
Jerash Holdings US, Inc. .............. 7,562 32,063
Lakeland Industries, Inc.
(a)(b)
............ 14,801 170,656
Movado Group, Inc. ................. 31,362 883,781
PLBY Group, Inc.
(a)(b)
................ 63,990 257,880
Rocky Brands, Inc. .................. 14,172 284,290
Superior Group of Cos., Inc. ........... 23,579 209,381
Unifi, Inc.
(b)
....................... 28,225 268,420
Vera Bradley, Inc.
(a)(b)
................ 53,723 161,706
Vince Holding Corp.
(a)(b)
............... 6,334 39,587
3,666,303
Thrifts & Mortgage Finance — 2.1%
1895 Bancorp of Wisconsin, Inc.
(a)(b)
...... 11,558 120,203
Blue Foundry Bancorp
(b)
.............. 53,128 592,377
Bogota Financial Corp.
(a)(b)
............. 11,221 123,655
Bridgewater Bancshares, Inc.
(a)(b)
........ 41,321 680,557
Broadway Financial Corp.
(b)
............ 77,716 87,819
Carver Bancorp, Inc.
(a)(b)
.............. 8,414 33,656
Catalyst Bancorp, Inc.
(b)
.............. 9,642 119,561
CF Bankshares, Inc. ................. 8,733 180,074
CFSB Bancorp, Inc.
(a)(b)
............... 5,608 49,126
Cincinnati Bancorp, Inc. .............. 4,550 66,749
Cullman Bancorp, Inc. ............... 11,472 122,292
ECB Bancorp, Inc.
(a)(b)
................ 16,659 239,723
ESSA Bancorp, Inc. ................. 17,772 344,599
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 18,427 $ 1,826,853
FFBW, Inc.
(a)(b)
..................... 11,077 131,816
Finance of America Cos., Inc., Class A
(b)
... 78,220 115,766
First Seacoast Bancorp
(b)
............. 5,913 61,081
FS Bancorp, Inc. ................... 13,638 371,772
Greene County Bancorp, Inc.
(a)
.......... 6,835 391,440
Hingham Institution for Savings (The) ..... 2,949 740,523
HMN Financial, Inc. ................. 7,523 168,515
Home Bancorp, Inc. ................. 14,831 578,261
Home Federal Bancorp, Inc. of Louisiana ... 5,548 103,859
Home Point Capital, Inc. .............. 17,702 27,261
HV Bancorp, Inc.
(b)
.................. 3,665 76,122
Income Opportunity Realty Investors, Inc.
(b)
. 1,645 20,563
Kentucky First Federal Bancorp ......... 7,008 50,458
Lake Shore Bancorp, Inc. ............. 3,926 51,745
Luther Burbank Corp. ................ 30,368 352,876
Magyar Bancorp, Inc. ................ 13,769 171,149
Merchants Bancorp ................. 31,707 731,480
Mid-Southern Bancorp, Inc. ............ 5,727 76,742
Northeast Community Bancorp, Inc., NVS
(a)
. 30,601 379,452
Northfield Bancorp, Inc. .............. 88,389 1,264,847
NSTS Bancorp, Inc.
(a)(b)
............... 9,885 106,956
Oconee Federal Financial Corp. ......... 1,883 45,418
Ocwen Financial Corp.
(a)(b)
............. 17,193 400,081
OP Bancorp ...................... 24,287 270,071
PB Bankshares, Inc.
(a)(b)
.............. 4,477 55,560
Pioneer Bancorp, Inc.
(b)
............... 24,095 229,384
Ponce Financial Group, Inc.
(a)(b)
......... 42,201 386,561
Provident Bancorp, Inc. ............... 29,148 417,108
Provident Financial Holdings, Inc. ........ 12,032 170,854
Randolph Bancorp, Inc. .............. 9,018 243,125
Rhinebeck Bancorp, Inc.
(a)(b)
............ 7,708 75,153
Security National Financial Corp., Class A
(b)
. 21,667 137,585
Southern Missouri Bancorp, Inc. ......... 15,988 815,868
Sterling Bancorp, Inc.
(a)(b)
.............. 34,273 206,666
TC Bancshares, Inc. ................. 9,090 130,714
Territorial Bancorp, Inc. ............... 15,681 290,726
Texas Community Bancshares, Inc.
(a)(b)
.... 5,110 79,307
Timberland Bancorp, Inc. ............. 15,360 424,704
TrustCo Bank Corp. ................. 35,866 1,126,910
Velocity Financial, Inc.
(b)
.............. 17,402 188,638
Waterstone Financial, Inc. ............. 39,340 635,734
Western New England Bancorp, Inc. ...... 40,681 330,737
William Penn Bancorp ............... 27,439 311,981
17,532,813
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 330,660 306,621
Turning Point Brands, Inc. ............. 30,493 647,366
953,987
Trading Companies & Distributors — 0.7%
Alta Equipment Group, Inc., Class A ...... 42,012 462,552
BlueLinx Holdings, Inc.
(b)
.............. 18,275 1,134,878
Distribution Solutions Group, Inc.
(a)(b)
...... 9,849 277,446
DXP Enterprises, Inc.
(b)
............... 30,911 731,972
EVI Industries, Inc.
(a)(b)
............... 8,949 162,335
Hudson Technologies, Inc.
(a)(b)
.......... 87,510 643,199
Karat Packaging, Inc.
(a)(b)
.............. 11,421 182,622
Mega Matrix Corp.
(a)
................. 30,876 52,180
Titan Machinery, Inc.
(b)
............... 41,094 1,161,316
Transcat, Inc.
(a)(b)
................... 14,466 1,094,932
Willis Lease Finance Corp.
(a)(b)
.......... 5,725 187,437
6,090,869

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Water Utilities — 0.4%
Artesian Resources Corp., Class A, NVS ... 16,937 $ 815,008
Cadiz, Inc.
(a)(b)
..................... 63,721 121,070
Consolidated Water Co. Ltd., Class D ..... 29,549 454,464
Global Water Resources, Inc. ........... 27,542 323,068
Pure Cycle Corp.
(b)
.................. 39,680 331,328
York Water Co. (The) ................ 28,670 1,101,788
3,146,726
Wireless Telecommunication Services — 0.1%
FingerMotion, Inc.
(a)(b)
................ 51,365 173,100
KORE Group Holdings, Inc.
(a)(b)
.......... 73,274 139,953
Spok Holdings, Inc. ................. 37,287 284,873
SurgePays, Inc.
(a)(b)
................. 13,549 61,648
659,574
Total Common Stocks — 99.9%
(Cost: $1,049,704,603) ........................... 835,920,249
Preferred Securities
Preferred Stocks — 0.0%
Hotels, Restaurants & Leisure — 0.0%
FAT Brands, Inc., Series B, 8.25%, 12/31/49
(a)
960 17,251
Total Preferred Securities — 0.0%
(Cost: $10,583) ................................ 17,251
Rights
Biotechnology — 0.0%
(b)(c)
Contra Aduro Biotech I, CVR ........... 33,109 84,064
OncoMed Pharmaceuticals, Inc., CVR ..... 60,904 14,331
Oncternal Therapeutics, Inc., CVR
(a)
...... 1,634 1,675
100,070
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(b)(c)
........ 4,194 $ —
Total Rights — 0.0%
(Cost: $3,348) ................................. 100,070
Total Long-Term Investments — 99.9%
(Cost: $1,049,718,534) ........................... 836,037,570
Short-Term Securities
Money Market Funds — 19.6%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(f)
............ 163,060,001 163,108,919
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 749,931 749,931
Total Short-Term Securities — 19.6%
(Cost: $163,772,331) ............................. 163,858,850
Total Investments — 119.5%
(Cost: $1,213,490,865 ) ........................... 999,896,420
Liabilities in Excess of Other Assets — (19.5)% ........... (163,453,531)
Net Assets — 100.0% ..............................
$ 836,442,889
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 172,784,783 $ — $ (9,774,615)
(a)
$ 870 $ 97,881 $ 163,108,919 163,060,001 $ 2,518,764
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,230,000 — (480,069)
(a)
— — 749,931 749,931 8,249 —
$ 870 $ 97,881 $ 163,858,850 $ 2,527,013 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
Schedule of Investments
25
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 14 12/16/22 $ 1,169 $ (55,471)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 55,471 $ — $ — $ — $ 55,471
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (158,427) $ — $ — $ — $ (158,427)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (69,244) $ — $ — $ — $ (69,244)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,822,730
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 6,535,829 $ — $ — $ 6,535,829
Air Freight & Logistics .................................... 471,495 — — 471,495
Airlines .............................................. 942,314 — — 942,314
Auto Components ...................................... 3,619,220 — — 3,619,220
Automobiles .......................................... 2,441,756 — — 2,441,756

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
26
Level 1 Level 2 Level 3 Total
Banks ............................................... $ 114,159,402 $ — $ — $ 114,159,402
Beverages ........................................... 1,098,046 — — 1,098,046
Biotechnology ......................................... 151,409,830 — — 151,409,830
Building Products ....................................... 3,064,687 — — 3,064,687
Capital Markets ........................................ 10,866,525 — — 10,866,525
Chemicals ............................................ 10,773,332 — — 10,773,332
Commercial Services & Supplies ............................. 15,179,758 — — 15,179,758
Communications Equipment ................................ 13,462,256 — — 13,462,256
Construction & Engineering ................................ 6,942,085 — — 6,942,085
Construction Materials .................................... 659,861 — — 659,861
Consumer Finance ...................................... 5,936,219 — — 5,936,219
Containers & Packaging .................................. 1,539,875 — — 1,539,875
Distributors ........................................... 1,649,063 — — 1,649,063
Diversified Consumer Services .............................. 6,313,001 — — 6,313,001
Diversified Financial Services ............................... 2,942,477 — — 2,942,477
Diversified Telecommunication Services ........................ 5,151,379 — — 5,151,379
Electric Utilities ........................................ 552,926 — — 552,926
Electrical Equipment ..................................... 9,483,981 — — 9,483,981
Electronic Equipment, Instruments & Components ................. 18,821,781 — — 18,821,781
Energy Equipment & Services .............................. 13,433,758 — — 13,433,758
Entertainment ......................................... 1,963,963 — — 1,963,963
Equity Real Estate Investment Trusts (REITs) .................... 25,284,488 — — 25,284,488
Food & Staples Retailing .................................. 5,823,230 — — 5,823,230
Food Products ......................................... 8,274,078 — — 8,274,078
Gas Utilities ........................................... 352,102 — — 352,102
Health Care Equipment & Supplies ........................... 40,062,911 — — 40,062,911
Health Care Providers & Services ............................ 16,779,329 — — 16,779,329
Health Care Technology .................................. 6,517,791 — — 6,517,791
Hotels, Restaurants & Leisure .............................. 17,413,502 — — 17,413,502
Household Durables ..................................... 8,180,703 — — 8,180,703
Household Products ..................................... 246,743 — — 246,743
Independent Power and Renewable Electricity Producers ............ 936,378 — — 936,378
Insurance ............................................ 9,733,375 — — 9,733,375
Interactive Media & Services ............................... 6,485,788 — — 6,485,788
Internet & Direct Marketing Retail ............................ 8,250,766 — — 8,250,766
IT Services ........................................... 15,591,272 — — 15,591,272
Leisure Products ....................................... 4,565,114 — — 4,565,114
Life Sciences Tools & Services .............................. 7,904,213 — — 7,904,213
Machinery ............................................ 19,127,020 — — 19,127,020
Marine .............................................. 3,202,695 — — 3,202,695
Media ............................................... 7,731,993 — — 7,731,993
Metals & Mining ........................................ 11,789,185 — — 11,789,185
Mortgage Real Estate Investment Trusts (REITs) .................. 11,335,981 — — 11,335,981
Multi-Utilities .......................................... 1,491,324 — — 1,491,324
Oil, Gas & Consumable Fuels ............................... 30,461,383 — — 30,461,383
Paper & Forest Products .................................. 1,548,739 — — 1,548,739
Personal Products ...................................... 2,865,544 — — 2,865,544
Pharmaceuticals ....................................... 36,295,280 — — 36,295,280
Professional Services .................................... 10,817,734 — — 10,817,734
Real Estate Management & Development ....................... 5,022,322 — — 5,022,322
Road & Rail ........................................... 2,693,403 — — 2,693,403
Semiconductors & Semiconductor Equipment .................... 19,806,895 — — 19,806,895
Software ............................................. 22,390,057 2,993 — 22,393,050
Specialty Retail ........................................ 21,166,056 — — 21,166,056
Technology Hardware, Storage & Peripherals .................... 4,304,771 — — 4,304,771
Textiles, Apparel & Luxury Goods ............................ 3,666,303 — — 3,666,303
Thrifts & Mortgage Finance ................................ 17,532,813 — — 17,532,813
Tobacco ............................................. 953,987 — — 953,987
Trading Companies & Distributors ............................ 6,090,869 — — 6,090,869
Water Utilities ......................................... 3,146,726 — — 3,146,726
Wireless Telecommunication Services ......................... 659,574 — — 659,574
Preferred Stocks ......................................... 17,251 — — 17,251
Rights ................................................ — — 100,070 100,070
Short-Term Securities

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Micro-Cap ETF
Schedule of Investments
27
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Money Market Funds ...................................... $ 163,858,850 $ — $ — $ 163,858,850
$ 999,793,357 $ 2,993 $ 100,070 $ 999,896,420
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (55,471) $ — $ — $ (55,471)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Russell 2500 ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.
(a)
............... 6,012 $ 695,889
BWX Technologies, Inc. .............. 8,180 412,027
Curtiss-Wright Corp. ................. 3,398 472,866
Hexcel Corp. ...................... 7,508 388,314
Howmet Aerospace, Inc. .............. 33,414 1,033,495
Huntington Ingalls Industries, Inc. ........ 3,507 776,800
Mercury Systems, Inc.
(a)(b)
............. 5,096 206,898
Spirit AeroSystems Holdings, Inc., Class A
(b)
. 9,376 205,522
Textron, Inc.
(b)
..................... 18,832 1,097,152
Woodward, Inc. .................... 5,274 423,291
5,712,254
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
(a)(b)
............... 9,374 328,652
Airlines — 0.3%
(a)
Alaska Air Group, Inc. ................ 11,085 433,978
American Airlines Group, Inc. ........... 57,515 692,480
Copa Holdings SA, NVS
(b)
............. 2,571 172,283
JetBlue Airways Corp.
(b)
.............. 28,737 190,526
1,489,267
Auto Components — 0.5%
BorgWarner, Inc. ................... 21,043 660,750
Gentex Corp. ..................... 21,052 501,880
Lear Corp. ....................... 5,296 633,878
QuantumScape Corp., Class A
(a)(b)
....... 22,657 190,546
1,987,054
Automobiles — 0.2%
Harley-Davidson, Inc. ................ 11,934 416,258
Thor Industries, Inc. ................. 4,742 331,845
748,103
Banks — 2.8%
Bank of Hawaii Corp. ................ 3,524 268,247
Bank OZK ....................... 10,019 396,352
BOK Financial Corp. ................. 2,594 230,503
Comerica, Inc. ..................... 11,642 827,746
Commerce Bancshares, Inc. ........... 9,747 644,861
Cullen/Frost Bankers, Inc. ............. 5,193 686,618
East West Bancorp, Inc. .............. 12,604 846,233
First Citizens BancShares , Inc., Class A
(b)
.. 1,085 865,212
First Hawaiian, Inc. ................. 11,383 280,363
First Horizon Corp. .................. 47,162 1,080,010
FNB Corp. ....................... 31,039 360,052
PacWest Bancorp .................. 10,416 235,402
Pinnacle Financial Partners, Inc. ......... 6,660 540,126
Popular, Inc.
(b)
..................... 6,524 470,119
Prosperity Bancshares, Inc. ............ 7,801 520,171
Signature Bank .................... 5,522 833,822
Synovus Financial Corp. .............. 12,780 479,378
Umpqua Holdings Corp. .............. 19,245 328,897
Webster Financial Corp. .............. 15,564 703,493
Western Alliance Bancorp ............. 9,407 618,416
Wintrust Financial Corp. .............. 5,313 433,275
Zions Bancorp NA .................. 13,262 674,505
12,323,801
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A, NVS
(a)
. 837 270,895
Biotechnology — 1.1%
(a)
Exact Sciences Corp.
(b)
............... 15,665 508,956
Exelixis , Inc.
(b)
..................... 28,036 439,605
Ionis Pharmaceuticals, Inc. ............ 12,553 555,219
Security
Shares
Shares Value
Biotechnology (continued)
Mirati Therapeutics, Inc.
(b)
............. 3,814 $ 266,370
Natera , Inc. ....................... 7,670 336,099
Neurocrine Biosciences, Inc. ........... 8,447 897,156
Novavax , Inc.
(b)
.................... 6,993 127,273
Sarepta Therapeutics, Inc.
(b)
........... 7,498 828,829
Ultragenyx Pharmaceutical, Inc. ......... 5,940 245,975
United Therapeutics Corp. ............. 3,974 832,076
5,037,558
Building Products — 1.6%
Advanced Drainage Systems, Inc. ....... 5,703 709,282
Allegion plc ....................... 7,801 699,594
AO Smith Corp. .................... 11,303 549,100
Armstrong World Industries, Inc. ......... 4,102 325,001
AZEK Co., Inc. (The), Class A
(a)(b)
........ 9,846 163,641
Builders FirstSource , Inc.
(a)
............ 13,737 809,384
Carlisle Cos., Inc. .................. 4,583 1,285,119
Fortune Brands Home & Security, Inc. ..... 11,512 618,079
Hayward Holdings, Inc.
(a)
.............. 6,097 54,080
Lennox International, Inc. ............. 2,852 635,055
Owens Corning .................... 8,623 677,854
Trex Co., Inc.
(a)
.................... 9,871 433,732
6,959,921
Capital Markets — 2.1%
Affiliated Managers Group, Inc. ......... 3,381 378,165
Carlyle Group, Inc. (The) .............. 18,554 479,435
Cboe Global Markets, Inc. ............. 9,436 1,107,503
Evercore , Inc., Class A ............... 3,267 268,711
FactSet Research Systems, Inc. ......... 3,383 1,353,572
Invesco Ltd. ...................... 33,458 458,375
Janus Henderson Group plc ........... 12,120 246,157
Jefferies Financial Group, Inc. .......... 18,072 533,124
Lazard Ltd., Class A ................. 8,007 254,863
LPL Financial Holdings, Inc. ............ 7,095 1,550,116
MarketAxess Holdings, Inc. ............ 3,308 735,997
Morningstar, Inc. ................... 2,206 468,378
Robinhood Markets, Inc., Class A
(a)(b)
...... 49,884 503,828
SEI Investments Co. ................. 9,165 449,543
Stifel Financial Corp. ................ 9,207 477,935
Virtu Financial, Inc., Class A ............ 8,744 181,613
9,447,315
Chemicals — 1.0%
Ashland, Inc. ...................... 4,539 431,069
Axalta Coating Systems Ltd.
(a)(b)
......... 19,606 412,902
Chemours Co. (The) ................. 13,658 336,670
Element Solutions, Inc. ............... 20,305 330,362
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 72,383 225,835
Huntsman Corp. ................... 17,126 420,272
NewMarket Corp. ................... 531 159,741
Olin Corp. ........................ 11,981 513,745
RPM International, Inc. ............... 11,374 947,568
Scotts Miracle- Gro Co. (The) ........... 3,552 151,848
Valvoline, Inc. ..................... 15,758 399,308
4,329,320
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc.
(a)
................ 4,567 502,279
Driven Brands Holdings, Inc.
(a)
.......... 4,973 139,145
IAA, Inc.
(a)(b)
....................... 11,992 381,945
MSA Safety, Inc. ................... 3,283 358,766
Stericycle, Inc.
(a)
................... 8,212 345,807
Tetra Tech, Inc. .................... 4,738 608,975
2,336,917

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2500 ETF
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 0.6%
Ciena Corp.
(a)(b)
.................... 13,270 $ 536,506
F5, Inc.
(a)
........................ 5,326 770,832
Juniper Networks, Inc. ............... 28,462 743,427
Lumentum Holdings, Inc.
(a)
............ 6,178 423,625
Viasat , Inc.
(a)
...................... 6,437 194,591
2,668,981
Construction & Engineering — 1.0%
AECOM ......................... 11,736 802,391
MasTec , Inc.
(a)(b)
.................... 5,282 335,407
MDU Resources Group, Inc. ........... 18,098 494,980
Quanta Services, Inc. ................ 12,684 1,615,815
Valmont Industries, Inc. ............... 1,865 500,976
WillScot Mobile Mini Holdings Corp.
(a)
..... 18,533 747,436
4,497,005
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 3,349 358,946
Consumer Finance — 0.3%
Credit Acceptance Corp.
(a)(b)
............ 595 260,610
OneMain Holdings, Inc. ............... 10,319 304,617
SLM Corp. ....................... 22,408 313,488
SoFi Technologies, Inc.
(a)
.............. 70,385 343,479
Upstart Holdings, Inc.
(a)(b)
.............. 6,259 130,124
1,352,318
Containers & Packaging — 1.4%
AptarGroup, Inc. ................... 5,820 553,075
Ardagh Group SA, Class A ............ 885 7,593
Ardagh Metal Packaging SA ........... 13,217 63,970
Avery Dennison Corp. ................ 7,257 1,180,714
Berry Global Group, Inc.
(a)
............. 11,219 522,020
Crown Holdings, Inc. ................ 10,363 839,714
Graphic Packaging Holding Co. ......... 27,184 536,612
Packaging Corp. of America ........... 8,236 924,820
Sealed Air Corp. ................... 12,960 576,850
Silgan Holdings, Inc. ................. 7,483 314,585
Sonoco Products Co. ................ 8,639 490,091
6,010,044
Distributors — 0.2%
Pool Corp. ....................... 3,437 1,093,688
Diversified Consumer Services — 0.6%
ADT, Inc.
(b)
....................... 18,367 137,569
Bright Horizons Family Solutions, Inc.
(a)
.... 5,123 295,341
Grand Canyon Education, Inc.
(a)(b)
........ 2,805 230,711
H&R Block, Inc. .................... 14,183 603,345
Mister Car Wash, Inc.
(a)(b)
.............. 6,872 58,962
Service Corp. International ............ 13,753 794,098
Terminix Global Holdings, Inc.
(a)
......... 10,889 416,940
2,536,966
Diversified Financial Services — 0.1%
Voya Financial, Inc. ................. 8,720 527,560
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a)(b)
... 21,743 509,438
Electric Utilities — 0.7%
Hawaiian Electric Industries, Inc. ........ 9,747 337,831
IDACORP, Inc. .................... 4,467 442,278
NRG Energy, Inc. ................... 21,031 804,856
OGE Energy Corp. .................. 17,780 648,259
Pinnacle West Capital Corp. ........... 10,052 648,454
2,881,678
Security
Shares
Shares Value
Electrical Equipment — 1.2%
Acuity Brands, Inc. .................. 2,922 $ 460,127
ChargePoint Holdings, Inc., Class A
(a)
..... 22,416 330,860
Hubbell, Inc. ...................... 4,772 1,064,156
nVent Electric plc ................... 14,802 467,891
Plug Power, Inc.
(a)(b)
................. 46,291 972,574
Regal Rexnord Corp. ................ 5,973 838,370
Sensata Technologies Holding plc ........ 13,667 509,506
Sunrun , Inc.
(a)
..................... 18,259 503,766
Vertiv Holdings Co., Class A
(b)
.......... 27,200 264,384
5,411,634
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.
(a)(b)
............. 5,678 523,455
Avnet, Inc. ....................... 8,383 302,794
Cognex Corp. ..................... 15,460 640,817
Coherent Corp.
(a)(b)
.................. 11,430 398,335
IPG Photonics Corp.
(a)(b)
.............. 2,995 252,628
Jabil, Inc. ........................ 11,953 689,808
Littelfuse , Inc. ..................... 2,143 425,793
National Instruments Corp. ............ 11,601 437,822
TD SYNNEX Corp. .................. 3,819 310,064
Vontier Corp. ...................... 13,930 232,770
4,214,286
Energy Equipment & Services — 0.1%
NOV, Inc. ........................ 34,795 562,983
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
46,309 322,774
Liberty Media Corp.-Liberty Formula One,
Class A
(a)(b)
..................... 1,844 96,847
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)(b)
................. 17,885 1,046,272
Madison Square Garden Sports Corp.
(a)
.... 1,685 230,272
Playtika Holding Corp.
(a)(b)
............. 9,059 85,064
World Wrestling Entertainment, Inc., Class A
(b)
3,857 270,646
2,051,875
Equity Real Estate Investment Trusts (REITs) — 4.8%
American Homes 4 Rent, Class A ........ 27,032 886,920
Americold Realty Trust, Inc. ............ 23,915 588,309
Apartment Income REIT Corp. .......... 13,707 529,364
Brixmor Property Group, Inc. ........... 26,725 493,611
Camden Property Trust ............... 9,239 1,103,599
Cousins Properties, Inc. .............. 13,532 315,972
CubeSmart ....................... 19,918 797,915
Douglas Emmett, Inc. ................ 15,144 271,532
EastGroup Properties, Inc. ............ 3,656 527,707
EPR Properties .................... 6,633 237,859
Equity LifeStyle Properties, Inc. ......... 15,829 994,694
Federal Realty Investment Trust ......... 7,140 643,457
First Industrial Realty Trust, Inc. ......... 11,709 524,680
Gaming and Leisure Properties, Inc. ...... 21,761 962,707
Healthcare Realty Trust, Inc., Class A ..... 33,768 704,063
Highwoods Properties, Inc. ............ 9,260 249,650
Host Hotels & Resorts, Inc. ............ 63,095 1,001,949
Hudson Pacific Properties, Inc. .......... 12,379 135,550
Iron Mountain, Inc. .................. 25,729 1,131,304
JBG SMITH Properties ............... 9,572 177,848
Kilroy Realty Corp. .................. 10,310 434,154
Kimco Realty Corp.
(b)
................ 53,833 991,066
Lamar Advertising Co., Class A ......... 7,693 634,596
Life Storage, Inc. ................... 7,496 830,257
Medical Properties Trust, Inc. ........... 52,861 626,931
National Retail Properties, Inc. .......... 15,611 622,254
National Storage Affiliates Trust ......... 7,606 316,257

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2500 ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc. ........ 20,908 $ 616,577
Park Hotels & Resorts, Inc. ............ 19,971 224,873
Rayonier, Inc. ..................... 13,055 391,258
Regency Centers Corp. .............. 15,270 822,290
Rexford Industrial Realty, Inc. .......... 15,260 793,520
SL Green Realty Corp. ............... 5,735 230,318
Spirit Realty Capital, Inc. .............. 12,057 435,981
STORE Capital Corp. ................ 22,621 708,716
Vornado Realty Trust ................ 15,708 363,797
21,321,535
Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A .......... 15,079 374,864
BJ's Wholesale Club Holdings, Inc.
(a)
...... 11,941 869,424
Casey's General Stores, Inc. ........... 3,299 668,113
Grocery Outlet Holding Corp.
(a)(b)
......... 7,904 263,124
Performance Food Group Co.
(a)(b)
........ 13,526 580,942
US Foods Holding Corp.
(a)
............. 17,920 473,805
3,230,272
Food Products — 0.8%
Darling Ingredients, Inc.
(a)
............. 14,260 943,299
Flowers Foods, Inc. ................. 16,793 414,619
Freshpet , Inc.
(a)(b)
................... 4,010 200,861
Ingredion, Inc. ..................... 5,841 470,317
Lamb Weston Holdings, Inc. ........... 12,847 994,101
Pilgrim's Pride Corp.
(a)
............... 4,289 98,733
Post Holdings, Inc.
(a)(b)
................ 4,905 401,769
Seaboard Corp. .................... 22 74,858
3,598,557
Gas Utilities — 0.2%
National Fuel Gas Co. ............... 7,853 483,352
UGI Corp. ........................ 18,629 602,276
1,085,628
Health Care Equipment & Supplies — 1.1%
Dentsply Sirona, Inc. ................ 19,045 539,926
Enovis Corp.
(a)
..................... 4,546 209,434
Envista Holdings Corp.
(a)
.............. 14,454 474,236
Globus Medical, Inc., Class A
(a)(b)
........ 6,843 407,638
ICU Medical, Inc.
(a)
.................. 1,807 272,134
Integra LifeSciences Holdings Corp.
(a)
..... 6,489 274,874
Masimo Corp.
(a)
.................... 4,219 595,554
Novocure Ltd.
(a)
.................... 9,196 698,712
Penumbra, Inc.
(a)
................... 3,169 600,842
QuidelOrtho Corp.
(a)(b)
................ 4,426 316,370
Tandem Diabetes Care, Inc.
(a)
.......... 5,654 270,544
4,660,264
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.
(a)
........... 7,921 619,264
agilon health, Inc.
(a)
................. 16,737 391,981
Amedisys , Inc.
(a)
................... 2,865 277,303
Chemed Corp. ..................... 1,298 566,655
DaVita, Inc.
(a)
...................... 5,050 417,989
Encompass Health Corp. ............. 8,775 396,893
Enhabit , Inc.
(a)
..................... 4,285 60,161
Guardant Health, Inc.
(a)(b)
.............. 8,652 465,737
Henry Schein, Inc.
(a)
................. 12,050 792,529
Oak Street Health, Inc.
(a)
.............. 10,441 256,013
Premier, Inc., Class A
(b)
............... 10,549 358,033
Signify Health, Inc., Class A
(a)
........... 6,254 182,304
Tenet Healthcare Corp.
(a)(b)
............. 9,438 486,812
Universal Health Services, Inc., Class B
(b)
.. 5,694 502,097
5,773,771
Security
Shares
Shares Value
Health Care Technology — 0.3%
(a)
Certara , Inc. ...................... 10,327 $ 137,142
Change Healthcare, Inc.
(b)
............. 23,532 646,895
Definitive Healthcare Corp., Class A
(b)
..... 2,798 43,481
Doximity , Inc., Class A ............... 9,745 294,494
Teladoc Health, Inc. ................. 14,388 364,736
1,486,748
Hotels, Restaurants & Leisure — 1.5%
Aramark ......................... 20,640 643,968
Boyd Gaming Corp. ................. 6,965 331,882
Choice Hotels International, Inc. ......... 3,015 330,203
Churchill Downs, Inc. ................ 3,224 593,700
Hyatt Hotels Corp., Class A
(a)
........... 4,419 357,762
Marriott Vacations Worldwide Corp. ....... 3,434 418,467
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 37,474 425,705
Penn Entertainment, Inc.
(a)(b)
........... 13,977 384,507
Planet Fitness, Inc., Class A
(a)
.......... 7,562 436,025
Six Flags Entertainment Corp.
(a)
......... 6,523 115,457
Travel + Leisure Co. ................. 7,377 251,703
Vail Resorts, Inc. ................... 3,582 772,423
Wendy's Co. (The) .................. 15,213 284,331
Wyndham Hotels & Resorts, Inc. ........ 7,901 484,726
Wynn Resorts Ltd.
(a)(b)
................ 9,287 585,360
6,416,219
Household Durables — 0.7%
Leggett & Platt, Inc. ................. 11,921 396,016
Mohawk Industries, Inc.
(a)
............. 4,713 429,778
Newell Brands, Inc. ................. 33,517 465,551
PulteGroup, Inc. ................... 20,522 769,575
Tempur Sealy International, Inc.
(b)
........ 14,911 359,952
Toll Brothers, Inc. ................... 9,563 401,646
TopBuild Corp.
(a)
................... 2,878 474,237
3,296,755
Household Products — 0.1%
Reynolds Consumer Products, Inc. ....... 4,762 123,860
Spectrum Brands Holdings, Inc. ......... 3,597 140,391
264,251
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp. ........... 11,349 370,885
Vistra Corp. ...................... 36,633 769,293
1,140,178
Insurance — 2.7%
Alleghany Corp.
(a)
................... 1,167 979,545
American Financial Group, Inc. ......... 5,992 736,597
Assurant, Inc. ..................... 4,742 688,870
Assured Guaranty Ltd. ............... 5,328 258,142
Axis Capital Holdings Ltd. ............. 6,928 340,511
Brighthouse Financial, Inc.
(a)
........... 6,387 277,324
Brown & Brown, Inc. ................. 21,071 1,274,374
Erie Indemnity Co., Class A, NVS ........ 2,226 494,862
Everest Re Group Ltd. ............... 3,469 910,404
First American Financial Corp. .......... 9,039 416,698
Globe Life, Inc. .................... 7,970 794,609
Hanover Insurance Group, Inc. (The) ..... 3,171 406,332
Kemper Corp. ..................... 5,703 235,306
Lincoln National Corp. ............... 15,121 663,963
Old Republic International Corp. ......... 25,336 530,282
Primerica, Inc. ..................... 3,317 409,484
Reinsurance Group of America, Inc. ...... 5,951 748,695
RenaissanceRe Holdings Ltd. .......... 3,837 538,676
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 7,369 299,329
Unum Group ...................... 17,832 691,882

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2500 ETF
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
White Mountains Insurance Group Ltd. .... 252 $ 328,361
12,024,246
Interactive Media & Services — 0.1%
(a)(b)
IAC, Inc. ......................... 6,970 385,999
TripAdvisor, Inc. .................... 9,066 200,177
586,176
Internet & Direct Marketing Retail — 0.0%
Wayfair, Inc., Class A
(a)(b)
.............. 6,986 227,394
IT Services — 1.7%
Affirm Holdings, Inc., Class A
(a)(b)
......... 15,907 298,415
Amdocs Ltd. ...................... 10,751 854,167
Concentrix Corp. ................... 3,829 427,431
DXC Technology Co.
(a)
............... 20,437 500,298
Euronet Worldwide, Inc.
(a)
............. 4,187 317,207
Genpact Ltd. ...................... 16,072 703,471
Globant SA
(a)(b)
.................... 3,623 677,791
Jack Henry & Associates, Inc. .......... 6,469 1,179,105
Kyndryl Holdings, Inc.
(a)(b)
............. 18,130 149,935
Shift4 Payments, Inc., Class A
(a)
......... 4,523 201,771
Switch, Inc., Class A ................. 13,043 439,419
Thoughtworks Holding, Inc.
(a)(b)
.......... 7,497 78,644
Toast, Inc., Class A
(a)
................ 22,252 372,053
Western Union Co. (The) ............. 34,158 461,133
WEX, Inc.
(a)(b)
...................... 3,920 497,605
Wix.com Ltd.
(a)(b)
................... 4,810 376,286
7,534,731
Leisure Products — 0.4%
Brunswick Corp. ................... 6,572 430,137
Mattel, Inc.
(a)(b)
..................... 31,271 592,273
Peloton Interactive, Inc., Class A
(a)
....... 27,063 187,547
Polaris, Inc. ....................... 5,022 480,354
YETI Holdings, Inc.
(a)(b)
............... 7,623 217,408
1,907,719
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A
(a)
.......... 8,246 234,846
Azenta , Inc. ...................... 6,635 284,376
Bio- Techne Corp.
(b)
.................. 3,467 984,628
Bruker Corp. ...................... 9,656 512,347
Charles River Laboratories International, Inc.
(a)
(b)
........................... 4,493 884,222
Maravai LifeSciences Holdings, Inc., Class A
(a)
9,839 251,190
QIAGEN NV
(a)
..................... 20,216 834,517
Repligen Corp.
(a)
................... 4,929 922,265
Sotera Health Co.
(a)
................. 8,907 60,746
Syneos Health, Inc., Class A
(a)
.......... 9,181 432,884
5,402,021
Machinery — 2.1%
AGCO Corp. ...................... 5,516 530,474
Allison Transmission Holdings, Inc. ....... 8,661 292,395
Crane Holdings Co. ................. 4,215 368,981
Donaldson Co., Inc. ................. 10,963 537,297
Esab Corp. ....................... 4,447 148,352
Flowserve Corp. ................... 11,667 283,508
Gates Industrial Corp. plc
(a)(b)
........... 9,728 94,945
Graco , Inc. ....................... 14,959 896,792
ITT, Inc. ......................... 7,480 488,743
Lincoln Electric Holdings, Inc. .......... 4,984 626,589
Middleby Corp. (The)
(a)
............... 4,755 609,448
Nordson Corp. ..................... 5,162 1,095,738
Oshkosh Corp. .................... 5,883 413,516
Pentair plc ....................... 14,632 594,498
Security
Shares
Shares Value
Machinery (continued)
Snap-on, Inc. ..................... 4,686 $ 943,526
Timken Co. (The) ................... 5,584 329,679
Toro Co. (The) ..................... 9,299 804,178
9,058,659
Marine — 0.1%
Kirby Corp.
(a)
...................... 5,348 324,998
Media — 0.7%
Altice USA, Inc., Class A
(a)
............. 18,351 106,986
Cable One, Inc.
(b)
................... 518 441,880
Interpublic Group of Cos., Inc. (The) ...... 35,043 897,101
New York Times Co. (The), Class A ....... 14,733 423,574
News Corp., Class A, NVS ............ 34,581 522,519
News Corp., Class B ................ 10,910 168,232
Nexstar Media Group, Inc. ............. 3,315 553,108
3,113,400
Metals & Mining — 1.0%
Alcoa Corp. ....................... 15,986 538,089
Cleveland-Cliffs, Inc.
(a)(b)
.............. 45,683 615,350
MP Materials Corp., Class A
(a)(b)
......... 8,146 222,386
Reliance Steel & Aluminum Co. ......... 5,347 932,570
Royal Gold, Inc. .................... 5,822 546,220
SSR Mining, Inc. ................... 18,719 275,357
Steel Dynamics, Inc. ................. 15,433 1,094,971
United States Steel Corp. ............. 21,061 381,625
4,606,568
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp. .............. 46,374 390,469
Annaly Capital Management, Inc. ........ 38,370 658,429
Rithm Capital Corp. ................. 38,222 279,785
Starwood Property Trust, Inc. ........... 25,964 473,064
1,801,747
Multiline Retail — 0.3%
Kohl's Corp. ...................... 11,466 288,370
Macy's, Inc. ...................... 23,857 373,839
Nordstrom, Inc. .................... 9,984 167,033
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 5,592 288,547
1,117,789
Multi-Utilities — 0.2%
NiSource, Inc. ..................... 36,191 911,651
Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp. .............. 30,126 276,557
Antero Resources Corp.
(a)
............. 25,768 786,697
APA Corp. ....................... 29,000 991,510
Chesapeake Energy Corp. ............ 10,794 1,016,903
DT Midstream, Inc. .................. 8,683 450,561
Enviva , Inc. ....................... 2,697 161,982
EQT Corp. ....................... 32,847 1,338,515
HF Sinclair Corp. ................... 12,970 698,305
New Fortress Energy, Inc., Class A
(b)
...... 4,335 189,483
Ovintiv , Inc. ....................... 22,777 1,047,742
PDC Energy, Inc. ................... 8,400 485,436
Range Resources Corp. .............. 22,789 575,650
Southwestern Energy Co.
(a)(b)
........... 99,046 606,161
Texas Pacific Land Corp. .............. 510 906,387
9,531,889
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 6,561 335,858

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2500 ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Products — 0.1%
(a)
Coty, Inc., Class A
(b)
................. 31,117 $ 196,660
Olaplex Holdings, Inc. ................ 10,955 104,620
301,280
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals plc
(a)
............ 5,425 723,098
Organon & Co. .................... 22,596 528,747
Perrigo Co. plc .................... 11,914 424,853
1,676,698
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp. ....... 11,700 1,080,495
CACI International, Inc., Class A
(a)
....... 2,059 537,523
Clarivate plc
(a)
..................... 42,070 395,037
Dun & Bradstreet Holdings, Inc. ......... 22,527 279,110
FTI Consulting, Inc.
(a)
................ 2,991 495,639
KBR, Inc. ........................ 12,321 532,514
ManpowerGroup , Inc. ................ 4,550 294,339
Nielsen Holdings plc ................. 31,923 884,906
Robert Half International, Inc. ........... 9,583 733,099
Science Applications International Corp. ... 4,987 441,000
5,673,662
Real Estate Management & Development — 0.3%
(a)
Howard Hughes Corp. (The) ........... 3,282 181,790
Jones Lang LaSalle, Inc.
(b)
............. 4,247 641,594
Opendoor Technologies, Inc.
(b)
.......... 41,500 129,065
WeWork , Inc., Class A
(b)
.............. 11,458 30,364
Zillow Group, Inc., Class A
(b)
........... 5,130 146,872
Zillow Group, Inc., Class C, NVS
(b)
....... 14,284 408,665
1,538,350
Road & Rail — 0.8%
AMERCO ........................ 807 410,941
Avis Budget Group, Inc.
(a)
............. 2,664 395,497
Hertz Global Holdings, Inc.
(a)(b)
.......... 18,252 297,143
Knight-Swift Transportation Holdings, Inc. .. 13,882 679,246
Landstar System, Inc. ................ 3,213 463,861
Lyft, Inc., Class A
(a)
.................. 27,802 366,152
Ryder System, Inc. .................. 4,429 334,345
Schneider National, Inc., Class B ........ 4,835 98,151
XPO Logistics, Inc.
(a)
................ 9,085 404,464
3,449,800
Semiconductors & Semiconductor Equipment — 1.2%
Allegro MicroSystems , Inc.
(a)
........... 5,939 129,767
Cirrus Logic, Inc.
(a)
.................. 4,950 340,560
Entegris , Inc. ...................... 13,228 1,098,189
First Solar, Inc.
(a)
................... 9,468 1,252,332
Lattice Semiconductor Corp.
(a)
.......... 12,067 593,817
MKS Instruments, Inc. ............... 5,134 424,274
Universal Display Corp. .............. 3,892 367,210
Wolfspeed , Inc.
(a)
................... 10,298 1,064,401
5,270,550
Software — 4.1%
Alteryx , Inc., Class A
(a)
............... 5,272 294,389
AppLovin Corp., Class A
(a)
............. 19,609 382,179
Aspen Technology, Inc.
(a)(b)
............. 2,395 570,489
Avalara, Inc.
(a)
..................... 7,715 708,237
Bentley Systems, Inc., Class B .......... 14,963 457,718
Bill.com Holdings, Inc.
(a)(b)
............. 8,696 1,151,090
Black Knight, Inc.
(a)
.................. 13,774 891,591
CCC Intelligent Solutions Holdings, Inc.
(a)
... 14,900 135,590
Ceridian HCM Holding, Inc.
(a)
........... 12,180 680,618
Confluent, Inc., Class A
(a)(b)
............ 11,129 264,536
Coupa Software, Inc.
(a)
............... 6,741 396,371
Security
Shares
Shares Value
Software (continued)
Dolby Laboratories, Inc., Class A ........ 5,402 $ 351,940
DoubleVerify Holdings, Inc.
(a)(b)
.......... 5,565 152,203
Dropbox, Inc., Class A
(a)
.............. 24,401 505,589
Dynatrace , Inc.
(a)
................... 17,688 615,719
Elastic NV
(a)
...................... 6,868 492,710
Fair Isaac Corp.
(a)(b)
................. 2,188 901,478
Five9, Inc.
(a)
...................... 6,130 459,627
Guidewire Software, Inc.
(a)(b)
............ 7,493 461,419
Informatica , Inc., Class A
(a)(b)
........... 3,206 64,344
Jamf Holding Corp.
(a)
................ 5,726 126,888
Manhattan Associates, Inc.
(a)
........... 5,588 743,372
nCino , Inc.
(a)(b)
..................... 6,239 212,812
NCR Corp.
(a)(b)
..................... 11,389 216,505
New Relic, Inc.
(a)(b)
.................. 4,703 269,858
NortonLifeLock , Inc. ................. 50,918 1,025,489
Nutanix , Inc., Class A
(a)
............... 19,184 399,603
Paycor HCM, Inc.
(a)
................. 4,256 125,807
Paylocity Holding Corp.
(a)(b)
............ 3,538 854,710
Pegasystems , Inc. .................. 3,701 118,950
Procore Technologies, Inc.
(a)
........... 6,258 309,646
PTC, Inc.
(a)
....................... 9,388 981,985
RingCentral, Inc., Class A
(a)
............ 7,634 305,055
SentinelOne , Inc., Class A
(a)(b)
.......... 16,566 423,427
Smartsheet , Inc., Class A
(a)(b)
........... 11,238 386,138
Teradata Corp.
(a)(b)
.................. 9,037 280,689
UiPath , Inc., Class A
(a)(b)
.............. 33,433 421,590
Zendesk , Inc.
(a)
.................... 10,831 824,239
17,964,600
Specialty Retail — 1.3%
AutoNation, Inc.
(a)
................... 3,411 347,478
Carvana Co., Class A
(a)(b)
.............. 9,346 189,724
Dick's Sporting Goods, Inc. ............ 4,848 507,295
Five Below, Inc.
(a)
................... 4,855 668,388
Floor & Decor Holdings, Inc., Class A
(a)
.... 9,182 645,127
GameStop Corp., Class A
(a)(b)
........... 23,869 599,828
Gap, Inc. (The) .................... 17,391 142,780
Leslie's, Inc.
(a)(b)
.................... 14,235 209,397
Lithia Motors, Inc., Class A
(b)
........... 2,409 516,851
Penske Automotive Group, Inc. ......... 2,379 234,165
Petco Health & Wellness Co., Inc.
(a)(b)
..... 7,071 78,912
RH
(a)(b)
.......................... 1,753 431,361
Victoria's Secret & Co.
(a)(b)
............. 7,433 216,449
Williams-Sonoma, Inc. ............... 6,086 717,235
5,504,990
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc., Class A
(a)(b)
.......... 25,036 685,235
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.
(a)
................ 11,951 459,397
Carter's, Inc. ...................... 3,397 222,605
Columbia Sportswear Co. ............. 3,211 216,100
Deckers Outdoor Corp.
(a)(b)
............. 2,344 732,758
Hanesbrands, Inc. .................. 31,227 217,340
PVH Corp. ....................... 6,018 269,606
Ralph Lauren Corp., Class A ........... 3,792 322,055
Skechers USA, Inc., Class A
(a)(b)
......... 11,988 380,259
Tapestry, Inc. ...................... 22,423 637,486
Under Armour , Inc., Class A
(a)
........... 17,011 113,123
Under Armour , Inc., Class C, NVS
(a)
...... 17,912 106,756
3,677,485
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp. .............. 26,785 343,384
New York Community Bancorp, Inc. ...... 40,874 348,655

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2500 ETF
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
TFS Financial Corp. ................. 4,453 $ 57,889
UWM Holdings Corp., Class A .......... 8,315 24,363
774,291
Trading Companies & Distributors — 0.6%
Air Lease Corp., Class A .............. 9,309 288,672
Core & Main, Inc., Class A
(a)(b)
.......... 5,300 120,522
MSC Industrial Direct Co., Inc., Class A .... 4,117 299,759
SiteOne Landscape Supply, Inc.
(a)(b)
....... 3,951 411,457
Univar Solutions, Inc.
(a)
............... 14,548 330,821
Watsco , Inc. ...................... 2,934 755,388
WESCO International, Inc.
(a)
........... 3,958 472,506
2,679,125
Water Utilities — 0.2%
Essential Utilities, Inc. ................ 20,625 853,463
Total Common Stocks — 56.0%
(Cost: $285,624,192) ............................. 246,457,012
Investment Companies
iShares Russell 2000 ETF
(b)(c)
........... 1,167,242 192,501,551
Total Investment Companies — 43.8%
(Cost: $228,276,704) ............................. 192,501,551
Total Long-Term Investments — 99.8%
(Cost: $513,900,896) ............................. 438,958,563
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 27.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(e)
............ 121,743,749 $ 121,780,271
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 420,960 420,960
Total Short-Term Securities — 27.8%
(Cost: $122,190,309) ............................. 122,201,231
Total Investments — 127.6%
(Cost: $636,091,205 ) ............................. 561,159,794
Liabilities in Excess of Other Assets — (27.6)% ........... (121,420,868)
Net Assets — 100.0% ..............................
$ 439,738,926
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 110,837,007 $ 10,864,832
(a)
$ — $ 67,760 $ 10,672 $ 121,780,271 121,743,749 $ 443,141
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 440,000 — (19,040)
(a)
— — 420,960 420,960 4,416 —
iShares Russell 2000 ETF ..... 181,091,247 77,282,522 (25,777,599) 1,361,090 (41,455,709) 192,501,551 1,167,242 1,487,775 —
$ 1,428,850 $ (41,445,037) $ 314,702,782 $ 1,935,332 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 5 12/16/22 $ 417 $ (25,667)
Russell 2000 Micro E-Mini Index ............................................... 5 12/16/22 42 (4,569)
S&P Midcap 400 E-Mini Index ................................................. 1 12/16/22 221 (23,672)
$ (53,908)

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2500 ETF
34
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 53,908 $ — $ — $ — $ 53,908
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (44,200) $ — $ — $ — $ (44,200)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (67,653) $ — $ — $ — $ (67,653)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 972,458
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,712,254 $ — $ — $ 5,712,254
Air Freight & Logistics .................................... 328,652 — — 328,652
Airlines .............................................. 1,489,267 — — 1,489,267
Auto Components ...................................... 1,987,054 — — 1,987,054
Automobiles .......................................... 748,103 — — 748,103
Banks ............................................... 12,323,801 — — 12,323,801
Beverages ........................................... 270,895 — — 270,895
Biotechnology ......................................... 5,037,558 — — 5,037,558
Building Products ....................................... 6,959,921 — — 6,959,921
Capital Markets ........................................ 9,447,315 — — 9,447,315
Chemicals ............................................ 4,329,320 — — 4,329,320
Commercial Services & Supplies ............................. 2,336,917 — — 2,336,917
Communications Equipment ................................ 2,668,981 — — 2,668,981
Construction & Engineering ................................ 4,497,005 — — 4,497,005
Construction Materials .................................... 358,946 — — 358,946
Consumer Finance ...................................... 1,352,318 — — 1,352,318
Containers & Packaging .................................. 6,002,451 7,593 — 6,010,044
Distributors ........................................... 1,093,688 — — 1,093,688
Diversified Consumer Services .............................. 2,536,966 — — 2,536,966

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 2500 ETF
Schedule of Investments
35
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Diversified Financial Services ............................... $ 527,560 $ — $ — $ 527,560
Diversified Telecommunication Services ........................ 509,438 — — 509,438
Electric Utilities ........................................ 2,881,678 — — 2,881,678
Electrical Equipment ..................................... 5,411,634 — — 5,411,634
Electronic Equipment, Instruments & Components ................. 4,214,286 — — 4,214,286
Energy Equipment & Services .............................. 562,983 — — 562,983
Entertainment ......................................... 2,051,875 — — 2,051,875
Equity Real Estate Investment Trusts (REITs) .................... 21,321,535 — — 21,321,535
Food & Staples Retailing .................................. 3,230,272 — — 3,230,272
Food Products ......................................... 3,598,557 — — 3,598,557
Gas Utilities ........................................... 1,085,628 — — 1,085,628
Health Care Equipment & Supplies ........................... 4,660,264 — — 4,660,264
Health Care Providers & Services ............................ 5,773,771 — — 5,773,771
Health Care Technology .................................. 1,486,748 — — 1,486,748
Hotels, Restaurants & Leisure .............................. 6,416,219 — — 6,416,219
Household Durables ..................................... 3,296,755 — — 3,296,755
Household Products ..................................... 264,251 — — 264,251
Independent Power and Renewable Electricity Producers ............ 1,140,178 — — 1,140,178
Insurance ............................................ 12,024,246 — — 12,024,246
Interactive Media & Services ............................... 586,176 — — 586,176
Internet & Direct Marketing Retail ............................ 227,394 — — 227,394
IT Services ........................................... 7,534,731 — — 7,534,731
Leisure Products ....................................... 1,907,719 — — 1,907,719
Life Sciences Tools & Services .............................. 5,402,021 — — 5,402,021
Machinery ............................................ 9,058,659 — — 9,058,659
Marine .............................................. 324,998 — — 324,998
Media ............................................... 3,113,400 — — 3,113,400
Metals & Mining ........................................ 4,606,568 — — 4,606,568
Mortgage Real Estate Investment Trusts (REITs) .................. 1,801,747 — — 1,801,747
Multiline Retail ......................................... 1,117,789 — — 1,117,789
Multi-Utilities .......................................... 911,651 — — 911,651
Oil, Gas & Consumable Fuels ............................... 9,531,889 — — 9,531,889
Paper & Forest Products .................................. 335,858 — — 335,858
Personal Products ...................................... 301,280 — — 301,280
Pharmaceuticals ....................................... 1,676,698 — — 1,676,698
Professional Services .................................... 5,673,662 — — 5,673,662
Real Estate Management & Development ....................... 1,538,350 — — 1,538,350
Road & Rail ........................................... 3,449,800 — — 3,449,800
Semiconductors & Semiconductor Equipment .................... 5,270,550 — — 5,270,550
Software ............................................. 17,964,600 — — 17,964,600
Specialty Retail ........................................ 5,504,990 — — 5,504,990
Technology Hardware, Storage & Peripherals .................... 685,235 — — 685,235
Textiles, Apparel & Luxury Goods ............................ 3,677,485 — — 3,677,485
Thrifts & Mortgage Finance ................................ 774,291 — — 774,291
Trading Companies & Distributors ............................ 2,679,125 — — 2,679,125
Water Utilities ......................................... 853,463 — — 853,463
Investment Companies .................................... 192,501,551 — — 192,501,551
Short-Term Securities
Money Market Funds ...................................... 122,201,231 — — 122,201,231
$ 561,152,201 $ 7,593 $ — $ 561,159,794
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (53,908) $ — $ — $ (53,908)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.
(a)(b)
.............. 190,876 $ 22,093,897
BWX Technologies, Inc. .............. 255,790 12,884,142
Curtiss-Wright Corp. ................. 107,267 14,927,276
HEICO Corp. ..................... 125,971 18,137,304
HEICO Corp., Class A ................ 221,193 25,353,142
Hexcel Corp.
(a)
..................... 239,342 12,378,768
Howmet Aerospace, Inc. .............. 1,066,444 32,985,113
Huntington Ingalls Industries, Inc. ........ 110,269 24,424,584
Mercury Systems, Inc.
(b)
.............. 163,922 6,655,233
Spirit AeroSystems Holdings, Inc., Class A .. 292,365 6,408,641
Textron, Inc. ...................... 593,383 34,570,494
TransDigm Group, Inc. ............... 144,971 76,083,680
Woodward, Inc. .................... 164,908 13,235,516
300,137,790
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. .......... 344,691 33,197,190
Expeditors International of Washington, Inc. . 460,253 40,644,942
GXO Logistics, Inc.
(a)(b)
............... 296,777 10,405,002
84,247,134
Airlines — 0.7%
(b)
Alaska Air Group, Inc. ................ 346,600 13,569,390
American Airlines Group, Inc.
(a)
.......... 1,809,661 21,788,318
Copa Holdings SA, NVS
(a)
............. 80,946 5,424,191
Delta Air Lines, Inc. ................. 1,811,129 50,820,280
JetBlue Airways Corp.
(a)
.............. 905,677 6,004,639
Southwest Airlines Co. ............... 1,674,779 51,650,184
United Airlines Holdings, Inc.
(a)
.......... 913,984 29,731,900
178,988,902
Auto Components — 0.5%
Aptiv plc
(b)
........................ 763,214 59,690,967
BorgWarner, Inc. ................... 669,020 21,007,228
Gentex Corp. ..................... 658,269 15,693,133
Lear Corp. ....................... 166,723 19,955,076
QuantumScape Corp., Class A
(a)(b)
....... 709,066 5,963,245
122,309,649
Automobiles — 0.4%
Harley-Davidson, Inc. ................ 376,887 13,145,819
Lucid Group, Inc.
(a)(b)
................. 1,489,503 20,808,357
Rivian Automotive, Inc., Class A
(a)(b)
....... 1,466,575 48,264,983
Thor Industries, Inc. ................. 148,273 10,376,144
92,595,303
Banks — 3.5%
Bank of Hawaii Corp. ................ 113,727 8,656,899
Bank OZK ....................... 315,073 12,464,288
BOK Financial Corp. ................. 80,996 7,197,304
Citizens Financial Group, Inc. .......... 1,383,608 47,540,771
Comerica, Inc. ..................... 365,994 26,022,173
Commerce Bancshares, Inc. ........... 306,868 20,302,387
Cullen/Frost Bankers, Inc. ............. 163,628 21,634,894
East West Bancorp, Inc. .............. 396,226 26,602,614
Fifth Third Bancorp ................. 1,925,520 61,539,619
First Citizens BancShares , Inc., Class A
(a)
.. 34,144 27,227,450
First Hawaiian, Inc. ................. 370,468 9,124,627
First Horizon Corp. .................. 1,482,671 33,953,166
First Republic Bank ................. 513,204 66,998,782
FNB Corp. ....................... 991,063 11,496,331
Huntington Bancshares, Inc. ........... 4,060,859 53,522,122
KeyCorp ......................... 2,635,094 42,214,206
M&T Bank Corp. ................... 493,718 87,052,358
PacWest Bancorp .................. 336,705 7,609,533
Security
Shares
Shares Value
Banks (continued)
Pinnacle Financial Partners, Inc. ......... 209,954 $ 17,027,269
Popular, Inc. ...................... 209,962 15,129,862
Prosperity Bancshares, Inc. ............ 247,908 16,530,505
Regions Financial Corp. .............. 2,645,151 53,088,180
Signature Bank .................... 176,759 26,690,609
SVB Financial Group
(b)
............... 165,819 55,678,704
Synovus Financial Corp. .............. 403,366 15,130,259
Umpqua Holdings Corp. .............. 598,622 10,230,450
Webster Financial Corp. .............. 488,285 22,070,482
Western Alliance Bancorp ............. 296,217 19,473,306
Wintrust Financial Corp. .............. 167,846 13,687,841
Zions Bancorp NA .................. 417,251 21,221,386
857,118,377
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
26,882 8,700,359
Brown-Forman Corp., Class A .......... 129,626 8,757,533
Brown-Forman Corp., Class B, NVS ...... 514,292 34,236,418
Molson Coors Beverage Co., Class B ..... 490,457 23,537,032
75,231,342
Biotechnology — 2.1%
(b)
Alnylam Pharmaceuticals, Inc.
(a)
......... 340,682 68,190,909
Biogen, Inc. ...................... 411,181 109,785,327
BioMarin Pharmaceutical, Inc. .......... 523,264 44,357,089
Exact Sciences Corp.
(a)
............... 489,819 15,914,219
Exelixis , Inc. ...................... 885,264 13,880,940
Horizon Therapeutics plc .............. 629,707 38,972,566
Incyte Corp.
(a)
..................... 511,358 34,076,897
Ionis Pharmaceuticals, Inc.
(a)
........... 395,705 17,502,032
Mirati Therapeutics, Inc.
(a)
............. 121,226 8,466,424
Natera , Inc. ....................... 244,625 10,719,468
Neurocrine Biosciences, Inc. ........... 270,354 28,714,298
Novavax , Inc.
(a)
.................... 218,509 3,976,864
Sarepta Therapeutics, Inc. ............. 240,303 26,563,094
Seagen , Inc. ...................... 384,480 52,608,398
Ultragenyx Pharmaceutical, Inc. ......... 184,414 7,636,584
United Therapeutics Corp. ............. 124,982 26,168,731
507,533,840
Building Products — 1.7%
Advanced Drainage Systems, Inc. ....... 180,786 22,484,355
Allegion plc ....................... 245,686 22,033,120
AO Smith Corp. .................... 359,255 17,452,608
Armstrong World Industries, Inc. ......... 129,539 10,263,375
AZEK Co., Inc. (The), Class A
(a)(b)
........ 323,846 5,382,321
Builders FirstSource , Inc.
(b)
............ 435,199 25,641,925
Carlisle Cos., Inc. .................. 145,835 40,893,592
Carrier Global Corp.
(a)
................ 2,389,554 84,972,540
Fortune Brands Home & Security, Inc. ..... 365,865 19,643,292
Hayward Holdings, Inc.
(a)(b)
............. 210,270 1,865,095
Lennox International, Inc. ............. 90,706 20,197,505
Masco Corp. ...................... 635,795 29,685,269
Owens Corning .................... 271,420 21,336,326
Trane Technologies plc ............... 658,457 95,351,158
Trex Co., Inc.
(a)(b)
................... 308,173 13,541,122
430,743,603
Capital Markets — 4.2%
Affiliated Managers Group, Inc.
(a)
........ 107,543 12,028,685
Ameriprise Financial, Inc. ............. 304,994 76,843,238
Ares Management Corp., Class A ........ 427,691 26,495,457
Bank of New York Mellon Corp. (The) ..... 2,072,276 79,824,072
Blue Owl Capital, Inc., Class A .......... 1,178,773 10,880,075
Carlyle Group, Inc. (The) .............. 580,059 14,988,725
Cboe Global Markets, Inc. ............. 296,643 34,816,989

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Coinbase Global, Inc., Class A
(a)(b)
........ 445,540 $ 28,732,875
Evercore , Inc., Class A ............... 102,877 8,461,633
FactSet Research Systems, Inc. ......... 107,541 43,028,230
Franklin Resources, Inc.
(a)
............. 799,499 17,205,218
Interactive Brokers Group, Inc., Class A .... 260,164 16,627,081
Invesco Ltd. ...................... 1,046,208 14,333,050
Janus Henderson Group plc ........... 385,952 7,838,685
Jefferies Financial Group, Inc. .......... 570,347 16,825,236
KKR & Co., Inc. .................... 1,613,709 69,389,487
Lazard Ltd., Class A ................. 249,307 7,935,442
LPL Financial Holdings, Inc.
(a)
.......... 225,671 49,304,600
MarketAxess Holdings, Inc. ............ 104,065 23,153,422
Morningstar, Inc. ................... 69,668 14,791,910
MSCI, Inc.
(a)
...................... 222,065 93,664,796
Nasdaq, Inc.
(a)
..................... 972,209 55,104,806
Northern Trust Corp. ................. 581,836 49,781,888
Raymond James Financial, Inc.
(a)
........ 550,871 54,437,072
Robinhood Markets, Inc., Class A
(b)
....... 1,607,775 16,238,527
SEI Investments Co. ................. 291,895 14,317,450
State Street Corp. .................. 1,036,578 63,034,308
Stifel Financial Corp. ................ 290,195 15,064,022
T. Rowe Price Group, Inc. ............. 631,745 66,339,542
Tradeweb Markets, Inc., Class A ......... 301,709 17,022,422
Virtu Financial, Inc., Class A ............ 282,880 5,875,418
1,024,384,361
Chemicals — 3.3%
Albemarle Corp.
(a)
.................. 330,237 87,327,872
Ashland, Inc. ...................... 141,913 13,477,478
Axalta Coating Systems Ltd.
(a)(b)
......... 620,682 13,071,563
Celanese Corp. .................... 308,655 27,883,893
CF Industries Holdings, Inc. ............ 561,234 54,018,773
Chemours Co. (The) ................. 432,444 10,659,745
Corteva , Inc. ...................... 2,044,958 116,869,350
DuPont de Nemours, Inc. ............. 1,415,740 71,353,296
Eastman Chemical Co. ............... 345,411 24,541,452
Element Solutions, Inc. ............... 638,150 10,382,701
FMC Corp. ....................... 353,109 37,323,621
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 2,299,192 7,173,479
Huntsman Corp. ................... 536,962 13,177,047
International Flavors & Fragrances, Inc. .... 719,178 65,322,938
LyondellBasell Industries NV, Class A ..... 726,697 54,705,750
Mosaic Co. (The)
(a)
.................. 973,265 47,037,897
NewMarket Corp. ................... 16,959 5,101,776
Olin Corp. ........................ 377,305 16,178,838
PPG Industries, Inc. ................. 664,867 73,594,128
RPM International, Inc. ............... 357,753 29,804,402
Scotts Miracle- Gro Co. (The) ........... 113,064 4,833,486
Valvoline, Inc. ..................... 501,910 12,718,399
Westlake Corp.
(a)
................... 95,331 8,282,357
804,840,241
Commercial Services & Supplies — 1.4%
Cintas Corp. ...................... 244,339 94,849,956
Clean Harbors, Inc.
(b)
................ 145,330 15,983,393
Copart , Inc.
(a)(b)
.................... 601,681 64,018,858
Driven Brands Holdings, Inc.
(a)(b)
......... 163,718 4,580,830
IAA, Inc.
(b)
........................ 374,976 11,942,986
MSA Safety, Inc. ................... 103,421 11,301,847
Republic Services, Inc. ............... 581,874 79,158,139
Rollins, Inc.
(a)
..................... 649,636 22,529,377
Stericycle, Inc.
(b)
................... 262,181 11,040,442
Tetra Tech, Inc. .................... 149,282 19,187,215
334,593,043
Security
Shares
Shares Value
Communications Equipment — 1.1%
Arista Networks, Inc.
(b)
............... 694,365 $ 78,386,865
Ciena Corp.
(a)(b)
.................... 423,913 17,138,802
F5, Inc.
(b)
........................ 169,356 24,510,894
Juniper Networks, Inc. ............... 895,414 23,388,214
Lumentum Holdings, Inc.
(a)(b)
........... 193,149 13,244,227
Motorola Solutions, Inc. .............. 463,773 103,871,239
Ubiquiti, Inc. ...................... 16,150 4,740,994
Viasat , Inc.
(a)(b)
..................... 201,840 6,101,623
271,382,858
Construction & Engineering — 0.6%
AECOM ......................... 373,424 25,530,999
MasTec , Inc.
(a)(b)
.................... 169,685 10,774,997
MDU Resources Group, Inc. ........... 565,918 15,477,857
Quanta Services, Inc. ................ 402,712 51,301,482
Valmont Industries, Inc. ............... 58,852 15,808,824
WillScot Mobile Mini Holdings Corp.
(a)(b)
.... 587,144 23,679,518
142,573,677
Construction Materials — 0.5%
Eagle Materials, Inc. ................. 103,981 11,144,683
Martin Marietta Materials, Inc. .......... 175,889 56,652,088
Vulcan Materials Co. ................ 374,280 59,027,699
126,824,470
Consumer Finance — 0.7%
Ally Financial, Inc. .................. 869,898 24,209,261
Credit Acceptance Corp.
(a)(b)
............ 19,460 8,523,480
Discover Financial Services ............ 770,226 70,028,948
OneMain Holdings, Inc. ............... 324,675 9,584,406
SLM Corp. ....................... 705,660 9,872,183
SoFi Technologies, Inc.
(a)(b)
............ 2,227,434 10,869,878
Synchrony Financial ................. 1,354,925 38,195,336
Upstart Holdings, Inc.
(a)(b)
.............. 205,607 4,274,570
175,558,062
Containers & Packaging — 1.4%
Amcor plc ........................ 4,250,010 45,602,607
AptarGroup, Inc. ................... 183,446 17,432,873
Ardagh Group SA, Class A ............ 58,704 503,680
Ardagh Metal Packaging SA ........... 423,698 2,050,698
Avery Dennison Corp. ................ 231,215 37,618,680
Ball Corp. ........................ 869,674 42,022,648
Berry Global Group, Inc.
(b)
............. 353,330 16,440,445
Crown Holdings, Inc. ................ 330,631 26,791,030
Graphic Packaging Holding Co.
(a)
........ 856,852 16,914,258
International Paper Co. ............... 1,020,225 32,341,133
Packaging Corp. of America ........... 258,923 29,074,464
Sealed Air Corp. ................... 408,371 18,176,593
Silgan Holdings, Inc.
(a)
............... 242,189 10,181,626
Sonoco Products Co. ................ 272,620 15,465,733
WestRock Co. ..................... 710,100 21,934,989
332,551,457
Distributors — 0.5%
Genuine Parts Co. .................. 392,552 58,615,865
LKQ Corp.
(a)
...................... 724,512 34,160,741
Pool Corp. ....................... 109,272 34,771,443
127,548,049
Diversified Consumer Services — 0.3%
ADT, Inc.
(a)
....................... 585,551 4,385,777
Bright Horizons Family Solutions, Inc.
(b)
.... 165,440 9,537,616
Grand Canyon Education, Inc.
(a)(b)
........ 89,098 7,328,310
H&R Block, Inc. .................... 448,497 19,079,062
Mister Car Wash, Inc.
(a)(b)
.............. 222,289 1,907,240
Service Corp. International ............ 432,489 24,971,915

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Terminix Global Holdings, Inc.
(b)
......... 338,303 $ 12,953,622
80,163,542
Diversified Financial Services — 0.4%
Apollo Global Management, Inc. ......... 1,297,136 60,316,824
Equitable Holdings, Inc. .............. 1,055,837 27,821,305
Voya Financial, Inc. ................. 276,014 16,698,847
104,836,976
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.
(a)(b)
... 686,192 16,077,479
Lumen Technologies, Inc. ............. 2,878,475 20,955,298
37,032,777
Electric Utilities — 2.9%
Alliant Energy Corp. ................. 702,754 37,238,934
Avangrid , Inc. ..................... 198,577 8,280,661
Constellation Energy Corp. ............ 921,643 76,671,481
Edison International ................. 1,063,058 60,147,822
Entergy Corp. ..................... 573,777 57,739,180
Evergy , Inc. ....................... 631,284 37,498,270
Eversource Energy ................. 972,682 75,830,289
FirstEnergy Corp. .................. 1,536,532 56,851,684
Hawaiian Electric Industries, Inc. ........ 302,122 10,471,549
IDACORP, Inc. .................... 141,003 13,960,707
NRG Energy, Inc. ................... 661,161 25,302,631
OGE Energy Corp. .................. 559,465 20,398,094
PG&E Corp.
(a)(b)
.................... 4,358,060 54,475,750
Pinnacle West Capital Corp. ........... 316,301 20,404,577
PPL Corp. ....................... 2,084,741 52,848,184
Xcel Energy, Inc. ................... 1,536,718 98,349,952
706,469,765
Electrical Equipment — 1.4%
Acuity Brands, Inc.
(a)
................. 92,018 14,490,074
AMETEK, Inc. ..................... 650,254 73,745,306
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 705,925 10,419,453
Generac Holdings, Inc.
(b)
.............. 174,551 31,094,515
Hubbell, Inc.
(a)
..................... 150,056 33,462,488
nVent Electric plc ................... 462,811 14,629,456
Plug Power, Inc.
(a)(b)
................. 1,474,989 30,989,519
Regal Rexnord Corp. ................ 187,768 26,355,116
Rockwell Automation, Inc. ............. 328,097 70,576,946
Sensata Technologies Holding plc ........ 434,606 16,202,112
Sunrun , Inc.
(a)(b)
.................... 581,466 16,042,647
Vertiv Holdings Co., Class A
(a)
.......... 850,497 8,266,831
346,274,463
Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A ............. 1,649,573 110,455,408
Arrow Electronics, Inc.
(b)
.............. 178,709 16,475,183
Avnet, Inc. ....................... 271,950 9,822,834
CDW Corp. ....................... 382,103 59,638,636
Cognex Corp. ..................... 497,645 20,627,385
Coherent Corp.
(a)(b)
.................. 357,393 12,455,146
Corning, Inc. ...................... 2,133,170 61,904,593
IPG Photonics Corp.
(b)
............... 97,259 8,203,797
Jabil, Inc. ........................ 376,947 21,753,611
Keysight Technologies, Inc.
(b)
........... 505,840 79,598,982
Littelfuse , Inc. ..................... 67,738 13,458,863
National Instruments Corp. ............ 366,367 13,826,691
TD SYNNEX Corp. .................. 119,463 9,699,201
Teledyne Technologies, Inc.
(b)
........... 131,243 44,290,575
Trimble, Inc.
(b)
..................... 708,669 38,459,467
Vontier Corp. ...................... 450,865 7,533,954
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(b)
...... 144,748 $ 37,925,424
566,129,750
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A ............ 2,685,606 56,290,302
Halliburton Co. .................... 2,538,656 62,501,710
NOV, Inc. ........................ 1,096,589 17,742,810
136,534,822
Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
1,447,991 10,092,497
Electronic Arts, Inc. ................. 782,189 90,507,089
Liberty Media Corp.-Liberty Formula One,
Class A
(a)(b)
..................... 58,880 3,092,378
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)(b)
................. 562,260 32,892,210
Live Nation Entertainment, Inc.
(a)(b)
....... 437,585 33,273,963
Madison Square Garden Sports Corp.
(b)
.... 54,258 7,414,898
Playtika Holding Corp.
(a)(b)
............. 302,735 2,842,682
ROBLOX Corp., Class A
(a)(b)
............ 1,245,728 44,646,892
Roku, Inc., Class A
(a)(b)
............... 335,569 18,926,092
Spotify Technology SA
(a)(b)
............. 397,627 34,315,210
Take-Two Interactive Software, Inc.
(b)
...... 460,967 50,245,403
Warner Bros Discovery, Inc.
(a)(b)
......... 6,653,500 76,515,250
World Wrestling Entertainment, Inc., Class A 119,155 8,361,106
413,125,670
Equity Real Estate Investment Trusts (REITs) — 7.4%
Alexandria Real Estate Equities, Inc. ...... 457,553 64,144,355
American Homes 4 Rent, Class A
(a)
....... 865,177 28,386,457
Americold Realty Trust, Inc.
(a)
........... 753,070 18,525,522
Apartment Income REIT Corp. .......... 439,676 16,980,287
AvalonBay Communities, Inc. .......... 394,075 72,584,674
Boston Properties, Inc. ............... 439,121 32,920,901
Brixmor Property Group, Inc. ........... 835,655 15,434,548
Camden Property Trust ............... 294,467 35,174,083
Cousins Properties, Inc. .............. 415,551 9,703,116
CubeSmart ....................... 633,082 25,361,265
Douglas Emmett, Inc. ................ 473,546 8,490,680
EastGroup Properties, Inc. ............ 115,226 16,631,721
EPR Properties .................... 212,035 7,603,575
Equity LifeStyle Properties, Inc. ......... 497,630 31,271,069
Equity Residential .................. 1,045,181 70,257,067
Essex Property Trust, Inc. ............. 184,180 44,613,921
Extra Space Storage, Inc. ............. 374,053 64,602,694
Federal Realty Investment Trust ......... 226,486 20,410,918
First Industrial Realty Trust, Inc. ......... 369,070 16,538,027
Gaming and Leisure Properties, Inc. ...... 689,015 30,482,024
Healthcare Realty Trust, Inc., Class A ..... 1,062,592 22,155,043
Healthpeak Properties, Inc. ............ 1,532,956 35,135,352
Highwoods Properties, Inc. ............ 294,425 7,937,698
Host Hotels & Resorts, Inc. ............ 1,983,570 31,499,092
Hudson Pacific Properties, Inc. .......... 387,694 4,245,249
Invitation Homes, Inc. ................ 1,724,576 58,238,932
Iron Mountain, Inc. .................. 819,603 36,037,944
JBG SMITH Properties ............... 297,911 5,535,186
Kilroy Realty Corp. .................. 325,611 13,711,479
Kimco Realty Corp. ................. 1,695,176 31,208,190
Lamar Advertising Co., Class A ......... 247,914 20,450,426
Life Storage, Inc. ................... 235,704 26,106,575
Medical Properties Trust, Inc. ........... 1,664,202 19,737,436
Mid-America Apartment Communities, Inc. .. 325,002 50,398,060
National Retail Properties, Inc. .......... 491,544 19,592,944
National Storage Affiliates Trust ......... 237,847 9,889,678
Omega Healthcare Investors, Inc. ........ 658,432 19,417,160
Park Hotels & Resorts, Inc. ............ 628,930 7,081,752

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Rayonier, Inc. ..................... 404,420 $ 12,120,467
Realty Income Corp. ................. 1,744,945 101,555,799
Regency Centers Corp. .............. 480,112 25,854,031
Rexford Industrial Realty, Inc. .......... 483,183 25,125,516
SBA Communications Corp., Class A ...... 300,540 85,548,711
Simon Property Group, Inc. ............ 919,472 82,522,612
SL Green Realty Corp. ............... 176,215 7,076,794
Spirit Realty Capital, Inc. .............. 387,368 14,007,227
STORE Capital Corp. ................ 721,353 22,599,989
Sun Communities, Inc. ............... 343,341 46,464,338
UDR, Inc. ........................ 913,714 38,111,011
Ventas, Inc. ...................... 1,130,959 45,430,623
VICI Properties, Inc. ................. 2,713,961 81,011,736
Vornado Realty Trust ................ 494,323 11,448,521
Welltower , Inc. ..................... 1,309,726 84,241,576
Weyerhaeuser Co. .................. 2,103,215 60,067,820
WP Carey, Inc. .................... 539,606 37,664,499
1,829,346,370
Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A
(a)
......... 474,903 11,806,088
BJ's Wholesale Club Holdings, Inc.
(b)
...... 382,080 27,819,245
Casey's General Stores, Inc. ........... 103,844 21,030,487
Grocery Outlet Holding Corp.
(a)(b)
......... 250,724 8,346,602
Kroger Co. (The) ................... 1,849,767 80,927,306
Performance Food Group Co.
(a)(b)
........ 426,086 18,300,394
US Foods Holding Corp.
(b)
............. 569,466 15,056,681
183,286,803
Food Products — 2.2%
Bunge Ltd. ....................... 392,594 32,416,487
Campbell Soup Co. ................. 543,155 25,593,464
Conagra Brands, Inc. ................ 1,320,834 43,098,813
Darling Ingredients, Inc.
(b)
............. 455,759 30,148,458
Flowers Foods, Inc. ................. 525,107 12,964,892
Freshpet , Inc.
(a)(b)
................... 132,370 6,630,413
Hershey Co. (The) .................. 411,496 90,722,523
Hormel Foods Corp. ................. 814,151 36,995,021
Ingredion, Inc. ..................... 185,575 14,942,499
JM Smucker Co. (The) ............... 290,923 39,975,729
Kellogg Co. ....................... 715,192 49,820,275
Lamb Weston Holdings, Inc. ........... 404,537 31,303,073
McCormick & Co., Inc., NVS
(a)
.......... 709,501 50,566,136
Pilgrim's Pride Corp.
(b)
............... 136,489 3,141,977
Post Holdings, Inc.
(a)(b)
................ 155,785 12,760,349
Seaboard Corp. .................... 725 2,466,929
Tyson Foods, Inc., Class A ............ 806,493 53,172,084
536,719,122
Gas Utilities — 0.3%
Atmos Energy Corp. ................. 391,640 39,888,534
National Fuel Gas Co. ............... 252,110 15,517,371
UGI Corp. ........................ 586,568 18,963,743
74,369,648
Health Care Equipment & Supplies — 3.0%
ABIOMED, Inc.
(a)(b)
.................. 125,203 30,757,369
Align Technology, Inc.
(a)(b)
.............. 222,245 46,029,162
Cooper Cos., Inc. (The) .............. 137,955 36,406,324
Dentsply Sirona, Inc. ................ 600,359 17,020,178
Dexcom , Inc.
(b)
.................... 1,103,915 88,909,314
Enovis Corp.
(a)(b)
.................... 144,096 6,638,503
Envista Holdings Corp.
(a)(b)
............. 455,971 14,960,408
Globus Medical, Inc., Class A
(a)(b)
........ 218,479 13,014,794
Hologic , Inc.
(b)
..................... 696,895 44,963,665
ICU Medical, Inc.
(a)(b)
................. 56,285 8,476,521
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.
(a)(b)
........... 235,041 $ 76,576,358
Insulet Corp.
(a)(b)
.................... 194,329 44,579,073
Integra LifeSciences Holdings Corp.
(b)
..... 206,997 8,768,393
Masimo Corp.
(b)
.................... 133,872 18,897,372
Novocure Ltd.
(a)(b)
................... 289,456 21,992,867
Penumbra, Inc.
(a)(b)
.................. 99,976 18,955,450
QuidelOrtho Corp.
(a)(b)
................ 138,398 9,892,689
ResMed , Inc. ..................... 407,390 88,933,237
STERIS plc ....................... 281,647 46,832,263
Tandem Diabetes Care, Inc.
(b)
.......... 179,833 8,605,009
Teleflex, Inc. ...................... 133,809 26,957,161
Zimmer Biomet Holdings, Inc. .......... 592,662 61,962,812
740,128,922
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.
(b)
........... 254,479 19,895,168
agilon health, Inc.
(a)(b)
................ 524,275 12,278,521
Amedisys , Inc.
(a)(b)
.................. 92,260 8,929,845
AmerisourceBergen Corp. ............. 416,662 56,386,868
Cardinal Health, Inc. ................. 771,517 51,444,754
Chemed Corp. ..................... 40,920 17,864,035
DaVita, Inc.
(a)(b)
.................... 157,575 13,042,483
Encompass Health Corp. ............. 274,375 12,409,981
Enhabit , Inc.
(b)
..................... 137,169 1,925,853
Guardant Health, Inc.
(a)(b)
.............. 273,017 14,696,505
Henry Schein, Inc.
(b)
................. 384,186 25,267,913
Laboratory Corp. of America Holdings ..... 255,008 52,228,189
Molina Healthcare, Inc.
(b)
.............. 162,106 53,469,043
Oak Street Health, Inc.
(a)(b)
............. 326,365 8,002,470
Premier, Inc., Class A ................ 329,816 11,193,955
Quest Diagnostics, Inc. ............... 331,956 40,727,682
Signify Health, Inc., Class A
(b)
........... 196,916 5,740,101
Tenet Healthcare Corp.
(b)
.............. 297,788 15,359,905
Universal Health Services, Inc., Class B ... 181,993 16,048,143
436,911,414
Health Care Technology — 0.5%
(b)
Certara , Inc.
(a)
..................... 334,792 4,446,038
Change Healthcare, Inc. .............. 746,375 20,517,849
Definitive Healthcare Corp., Class A
(a)
..... 89,117 1,384,878
Doximity , Inc., Class A
(a)
.............. 306,915 9,274,971
Teladoc Health, Inc.
(a)
................ 452,032 11,459,011
Veeva Systems, Inc., Class A
(a)
......... 393,759 64,922,984
112,005,731
Hotels, Restaurants & Leisure — 3.0%
Aramark ......................... 649,514 20,264,837
Boyd Gaming Corp. ................. 224,557 10,700,141
Caesars Entertainment, Inc.
(a)(b)
......... 574,824 18,543,822
Carnival Corp.
(a)(b)
................... 2,683,318 18,863,725
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 78,505 117,974,174
Choice Hotels International, Inc. ......... 94,290 10,326,641
Churchill Downs, Inc. ................ 101,620 18,713,323
Darden Restaurants, Inc. ............. 344,846 43,560,947
Domino's Pizza, Inc. ................. 100,656 31,223,491
DraftKings , Inc., Class A
(a)(b)
............ 914,087 13,839,277
Expedia Group, Inc.
(b)
................ 428,477 40,144,010
Hilton Worldwide Holdings, Inc. ......... 762,429 91,964,186
Hyatt Hotels Corp., Class A
(a)(b)
.......... 138,995 11,253,035
Las Vegas Sands Corp.
(b)
............. 939,781 35,260,583
Marriott Vacations Worldwide Corp. ....... 108,174 13,182,084
MGM Resorts International
(a)
........... 926,630 27,539,444
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 1,171,739 13,310,955
Penn Entertainment, Inc.
(a)(b)
........... 445,574 12,257,741
Planet Fitness, Inc., Class A
(a)(b)
......... 236,463 13,634,456
Royal Caribbean Cruises Ltd.
(a)(b)
........ 617,564 23,405,676

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.
(b)
......... 220,259 $ 3,898,584
Travel + Leisure Co. ................. 234,810 8,011,717
Vail Resorts, Inc. ................... 112,692 24,300,903
Wendy's Co. (The) .................. 483,084 9,028,840
Wyndham Hotels & Resorts, Inc. ........ 253,591 15,557,808
Wynn Resorts Ltd.
(a)(b)
................ 296,723 18,702,451
Yum! Brands, Inc. .................. 807,453 85,864,552
751,327,403
Household Durables — 1.3%
DR Horton, Inc. .................... 897,041 60,415,711
Garmin Ltd. ....................... 432,044 34,697,454
Leggett & Platt, Inc. ................. 372,777 12,383,652
Lennar Corp., Class A ................ 705,300 52,580,115
Lennar Corp., Class B ............... 45,593 2,713,239
Mohawk Industries, Inc.
(a)(b)
............ 147,368 13,438,488
Newell Brands, Inc. ................. 1,057,683 14,691,217
NVR, Inc.
(b)
....................... 8,425 33,591,149
PulteGroup, Inc.
(a)
.................. 648,329 24,312,338
Tempur Sealy International, Inc. ......... 479,944 11,585,848
Toll Brothers, Inc. ................... 307,893 12,931,506
TopBuild Corp.
(b)
................... 91,621 15,097,308
Whirlpool Corp. .................... 150,288 20,260,325
308,698,350
Household Products — 0.4%
Church & Dwight Co., Inc. ............. 687,570 49,120,001
Clorox Co. (The) ................... 349,359 44,854,202
Reynolds Consumer Products, Inc. ....... 147,211 3,828,958
Spectrum Brands Holdings, Inc. ......... 111,633 4,357,036
102,160,197
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 1,891,291 42,743,176
Brookfield Renewable Corp. ........... 357,754 11,691,401
Vistra Corp. ...................... 1,159,903 24,357,963
78,792,540
Insurance — 4.7%
Aflac, Inc. ........................ 1,768,971 99,416,170
Alleghany Corp.
(b)
................... 36,677 30,785,574
Allstate Corp. (The) ................. 760,452 94,699,088
American Financial Group, Inc. ......... 188,527 23,175,624
Arch Capital Group Ltd.
(b)
............. 998,344 45,464,586
Arthur J Gallagher & Co.
(a)
............. 586,253 100,378,239
Assurant, Inc. ..................... 148,445 21,564,605
Assured Guaranty Ltd. ............... 172,554 8,360,241
Axis Capital Holdings Ltd. ............. 217,973 10,713,373
Brighthouse Financial, Inc.
(b)
........... 198,848 8,633,980
Brown & Brown, Inc.
(a)
................ 670,728 40,565,629
Cincinnati Financial Corp. ............. 440,040 39,414,383
CNA Financial Corp. ................. 82,067 3,028,272
Erie Indemnity Co., Class A, NVS ........ 71,879 15,979,421
Everest Re Group Ltd. ............... 110,881 29,099,610
Fidelity National Financial, Inc. .......... 737,303 26,690,369
First American Financial Corp. .......... 280,449 12,928,699
Globe Life, Inc. .................... 253,546 25,278,536
Hanover Insurance Group, Inc. (The) ..... 99,153 12,705,465
Hartford Financial Services Group, Inc. (The) 910,342 56,386,583
Kemper Corp. ..................... 174,525 7,200,902
Lincoln National Corp. ............... 480,173 21,084,396
Loews Corp. ...................... 562,624 28,041,180
Markel Corp.
(a)(b)
.................... 37,902 41,094,106
Old Republic International Corp. ......... 792,225 16,581,269
Primerica, Inc. ..................... 107,148 13,227,421
Principal Financial Group, Inc. .......... 693,653 50,047,064
Security
Shares
Shares Value
Insurance (continued)
Prudential Financial, Inc. .............. 1,053,663 $ 90,383,212
Reinsurance Group of America, Inc. ...... 187,222 23,554,400
RenaissanceRe Holdings Ltd. .......... 121,943 17,119,578
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 230,417 9,359,539
Unum Group ...................... 561,173 21,773,512
White Mountains Insurance Group Ltd. .... 8,100 10,554,462
Willis Towers Watson plc .............. 308,086 61,906,801
WR Berkley Corp. .................. 577,080 37,267,826
1,154,464,115
Interactive Media & Services — 0.9%
(b)
IAC, Inc.
(a)
........................ 217,933 12,069,130
Match Group, Inc. .................. 807,350 38,550,962
Pinterest, Inc., Class A ............... 1,652,664 38,507,071
TripAdvisor, Inc.
(a)
.................. 282,437 6,236,209
Twitter, Inc. ....................... 2,103,325 92,209,768
ZoomInfo Technologies, Inc.
(a)
.......... 770,107 32,082,658
219,655,798
Internet & Direct Marketing Retail — 0.6%
DoorDash , Inc., Class A
(a)(b)
............ 708,955 35,057,825
eBay, Inc. ........................ 1,551,545 57,112,372
Etsy, Inc.
(a)(b)
...................... 358,933 35,939,961
Wayfair, Inc., Class A
(a)(b)
.............. 219,899 7,157,712
135,267,870
IT Services — 3.7%
Affirm Holdings, Inc., Class A
(a)(b)
......... 491,886 9,227,781
Akamai Technologies, Inc.
(a)(b)
........... 444,076 35,668,184
Amdocs Ltd.
(a)
..................... 343,428 27,285,355
Broadridge Financial Solutions, Inc.
(a)
..... 330,390 47,681,885
Cloudflare , Inc., Class A
(a)(b)
............ 791,414 43,773,108
Concentrix Corp. ................... 120,276 13,426,410
DXC Technology Co.
(b)
............... 649,115 15,890,335
EPAM Systems, Inc.
(b)
................ 155,074 56,166,252
Euronet Worldwide, Inc.
(a)(b)
............ 134,882 10,218,660
FleetCor Technologies, Inc.
(b)
........... 206,100 36,308,637
Gartner, Inc.
(b)
..................... 216,622 59,937,141
Genpact Ltd. ...................... 506,305 22,160,970
Global Payments, Inc. ............... 776,601 83,911,738
Globant SA
(a)(b)
.................... 114,045 21,335,539
GoDaddy , Inc., Class A
(a)(b)
............. 441,595 31,300,254
Jack Henry & Associates, Inc. .......... 203,475 37,087,388
Kyndryl Holdings, Inc.
(a)(b)
............. 570,977 4,721,980
MongoDB, Inc., Class A
(a)(b)
............ 184,040 36,542,982
Okta , Inc., Class A
(a)(b)
................ 420,909 23,937,095
Paychex, Inc. ..................... 908,669 101,961,748
Shift4 Payments, Inc., Class A
(a)(b)
........ 137,153 6,118,395
SS&C Technologies Holdings, Inc. ....... 625,270 29,856,643
Switch, Inc., Class A
(a)
................ 404,160 13,616,150
Thoughtworks Holding, Inc.
(a)(b)
.......... 238,520 2,502,075
Toast, Inc., Class A
(a)(b)
............... 700,760 11,716,707
Twilio , Inc., Class A
(a)(b)
............... 487,390 33,698,145
VeriSign, Inc.
(b)
.................... 264,994 46,029,458
Western Union Co. (The) ............. 1,078,059 14,553,797
WEX, Inc.
(a)(b)
...................... 125,845 15,974,764
Wix.com Ltd.
(a)(b)
................... 153,874 12,037,563
904,647,139
Leisure Products — 0.3%
Brunswick Corp. ................... 206,261 13,499,782
Hasbro, Inc. ...................... 373,853 25,205,169
Mattel, Inc.
(b)
...................... 984,870 18,653,438
Peloton Interactive, Inc., Class A
(a)(b)
...... 819,814 5,681,311
Polaris, Inc. ....................... 158,301 15,141,491

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Leisure Products (continued)
YETI Holdings, Inc.
(b)
................ 243,724 $ 6,951,009
85,132,200
Life Sciences Tools & Services — 2.6%
10X Genomics, Inc., Class A
(a)(b)
......... 267,694 7,623,925
Agilent Technologies, Inc. ............. 844,811 102,686,777
Avantor , Inc.
(b)
..................... 1,732,464 33,956,294
Azenta , Inc. ...................... 207,489 8,892,979
Bio-Rad Laboratories, Inc., Class A
(b)
...... 59,849 24,965,412
Bio- Techne Corp. ................... 108,995 30,954,580
Bruker Corp. ...................... 311,120 16,508,027
Charles River Laboratories International, Inc.
(b)
141,236 27,795,245
IQVIA Holdings, Inc.
(b)
................ 523,741 94,870,445
Maravai LifeSciences Holdings, Inc., Class A
(b)
317,133 8,096,406
Mettler -Toledo International, Inc.
(a)(b)
...... 63,137 68,448,084
PerkinElmer, Inc.
(a)
.................. 357,401 43,006,062
QIAGEN NV
(b)
..................... 635,555 26,235,710
Repligen Corp.
(a)(b)
.................. 157,533 29,476,000
Sotera Health Co.
(b)
................. 289,058 1,971,376
Syneos Health, Inc., Class A
(b)
.......... 287,081 13,535,869
Waters Corp.
(b)
.................... 169,659 45,728,190
West Pharmaceutical Services, Inc. ...... 209,395 51,527,922
636,279,303
Machinery — 3.8%
AGCO Corp. ...................... 173,907 16,724,636
Allison Transmission Holdings, Inc. ....... 270,827 9,143,120
Crane Holdings Co. ................. 131,799 11,537,684
Cummins, Inc. ..................... 397,520 80,899,295
Donaldson Co., Inc. ................. 345,563 16,936,043
Dover Corp. ...................... 407,483 47,504,368
Esab Corp. ....................... 147,564 4,922,735
Flowserve Corp. ................... 373,390 9,073,377
Fortive Corp. ...................... 1,013,893 59,109,962
Gates Industrial Corp. plc
(a)(b)
........... 323,735 3,159,654
Graco , Inc.
(a)
...................... 470,430 28,202,279
IDEX Corp. ....................... 215,471 43,061,879
Ingersoll Rand, Inc.
(a)
................ 1,149,511 49,727,846
ITT, Inc. ......................... 233,873 15,281,262
Lincoln Electric Holdings, Inc. .......... 156,970 19,734,268
Middleby Corp. (The)
(a)(b)
.............. 152,255 19,514,523
Nordson Corp. ..................... 162,287 34,448,662
Oshkosh Corp. .................... 183,959 12,930,478
Otis Worldwide Corp. ................ 1,193,236 76,128,457
PACCAR, Inc. ..................... 962,915 80,586,356
Parker-Hannifin Corp. ................ 360,649 87,388,859
Pentair plc ....................... 460,993 18,730,146
Snap-on, Inc. ..................... 147,453 29,689,662
Stanley Black & Decker, Inc. ........... 416,225 31,304,282
Timken Co. (The) ................... 174,483 10,301,476
Toro Co. (The) ..................... 292,379 25,284,936
Westinghouse Air Brake Technologies Corp. . 513,452 41,769,320
Xylem, Inc. ....................... 507,790 44,360,534
927,456,099
Marine — 0.0%
Kirby Corp.
(b)
...................... 171,049 10,394,648
Media — 1.1%
Altice USA, Inc., Class A
(b)
............. 612,618 3,571,563
Cable One, Inc. .................... 16,668 14,218,637
DISH Network Corp., Class A
(a)(b)
........ 701,974 9,708,301
Fox Corp., Class A, NVS .............. 849,706 26,068,980
Fox Corp., Class B .................. 406,374 11,581,659
Interpublic Group of Cos., Inc. (The) ...... 1,102,119 28,214,246
Liberty Broadband Corp., Class A
(a)(b)
...... 51,701 3,856,894
Security
Shares
Shares Value
Media (continued)
Liberty Broadband Corp., Class C, NVS
(b)
.. 348,441 $ 25,714,946
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
(b)
........................... 210,254 8,004,370
Liberty Media Corp.-Liberty SiriusXM , Class C,
NVS
(b)
........................ 433,614 16,351,584
New York Times Co. (The), Class A ....... 460,693 13,244,924
News Corp., Class A, NVS
(a)
........... 1,081,317 16,338,700
News Corp., Class B
(a)
............... 330,976 5,103,650
Nexstar Media Group, Inc. ............. 105,215 17,555,123
Omnicom Group, Inc. ................ 578,066 36,470,184
Paramount Global, Class A
(a)
........... 31,370 675,710
Paramount Global, Class B, NVS
(a)
....... 1,615,981 30,768,278
Sirius XM Holdings, Inc.
(a)
............. 1,987,352 11,347,780
278,795,529
Metals & Mining — 0.9%
Alcoa Corp. ....................... 504,079 16,967,299
Cleveland-Cliffs, Inc.
(a)(b)
.............. 1,452,338 19,562,993
MP Materials Corp., Class A
(a)(b)
......... 254,201 6,939,687
Nucor Corp. ...................... 738,618 79,024,740
Reliance Steel & Aluminum Co. ......... 169,287 29,525,346
Royal Gold, Inc. .................... 183,598 17,225,164
SSR Mining, Inc.
(a)
.................. 593,971 8,737,314
Steel Dynamics, Inc. ................. 488,659 34,670,356
United States Steel Corp. ............. 663,269 12,018,434
224,671,333
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp. .............. 1,463,298 12,320,969
Annaly Capital Management, Inc. ........ 1,214,488 20,840,614
Rithm Capital Corp. ................. 1,195,143 8,748,447
Starwood Property Trust, Inc. ........... 842,004 15,341,313
57,251,343
Multiline Retail — 0.5%
Dollar Tree, Inc.
(b)
................... 598,922 81,513,284
Kohl's Corp. ...................... 358,510 9,016,527
Macy's, Inc. ...................... 760,441 11,916,110
Nordstrom, Inc. .................... 313,335 5,242,095
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 174,837 9,021,589
116,709,605
Multi-Utilities — 2.0%
Ameren Corp. ..................... 727,603 58,608,422
CenterPoint Energy, Inc. .............. 1,783,671 50,263,849
CMS Energy Corp. .................. 819,906 47,751,325
Consolidated Edison, Inc. ............. 1,000,436 85,797,391
DTE Energy Co. ................... 544,909 62,691,781
NiSource, Inc. ..................... 1,145,721 28,860,712
Public Service Enterprise Group, Inc. ..... 1,404,041 78,949,225
WEC Energy Group, Inc. .............. 889,844 79,578,749
492,501,454
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp. .............. 958,913 8,802,821
Antero Resources Corp.
(b)
............. 810,432 24,742,489
APA Corp. ....................... 918,229 31,394,249
Cheniere Energy, Inc. ................ 702,415 116,537,673
Chesapeake Energy Corp. ............ 341,751 32,196,362
Continental Resources, Inc. ............ 101,004 6,748,077
Coterra Energy, Inc. ................. 2,211,338 57,760,149
Devon Energy Corp. ................. 1,854,100 111,487,033
Diamondback Energy, Inc. ............. 488,410 58,833,869
DT Midstream, Inc. .................. 269,040 13,960,486
Enviva , Inc. ....................... 85,750 5,150,145
EQT Corp. ....................... 1,044,439 42,560,889
Hess Corp.
(a)
...................... 794,345 86,575,662

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp. ................... 409,747 $ 22,060,778
Marathon Oil Corp. .................. 1,906,315 43,044,593
New Fortress Energy, Inc., Class A
(a)
...... 134,986 5,900,238
ONEOK, Inc. ...................... 1,255,552 64,334,484
Ovintiv , Inc. ....................... 723,924 33,300,504
PDC Energy, Inc. ................... 265,060 15,317,817
Phillips 66 ........................ 1,358,294 109,641,492
Range Resources Corp. .............. 720,024 18,187,806
Southwestern Energy Co.
(a)(b)
........... 3,118,061 19,082,533
Targa Resources Corp. ............... 641,088 38,683,250
Texas Pacific Land Corp.
(a)
............ 16,329 29,020,389
Williams Cos., Inc. (The) .............. 3,432,294 98,266,577
1,093,590,365
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ............... 206,637 10,577,748
Personal Products — 0.0%
(a)(b)
Coty, Inc., Class A .................. 971,367 6,139,040
Olaplex Holdings, Inc. ................ 348,208 3,325,386
9,464,426
Pharmaceuticals — 0.7%
Catalent , Inc.
(b)
.................... 484,432 35,053,499
Elanco Animal Health, Inc.
(a)(b)
.......... 1,247,575 15,482,406
Jazz Pharmaceuticals plc
(b)
............ 170,698 22,752,336
Organon & Co. .................... 711,984 16,660,426
Perrigo Co. plc .................... 376,245 13,416,897
Royalty Pharma plc, Class A ........... 1,041,335 41,840,840
Viatris , Inc. ....................... 3,452,159 29,412,395
174,618,799
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp. ....... 367,815 33,967,715
CACI International, Inc., Class A
(a)(b)
...... 64,901 16,943,055
Clarivate plc
(a)(b)
.................... 1,322,309 12,416,482
CoStar Group, Inc.
(b)
................. 1,109,001 77,241,920
Dun & Bradstreet Holdings, Inc.
(a)
........ 704,402 8,727,541
Equifax, Inc.
(a)
..................... 343,503 58,886,719
FTI Consulting, Inc.
(a)(b)
............... 94,419 15,646,172
Jacobs Solutions, Inc. ................ 362,904 39,371,455
KBR, Inc.
(a)
....................... 388,383 16,785,913
Leidos Holdings, Inc.
(a)
............... 381,676 33,385,200
ManpowerGroup , Inc. ................ 146,843 9,499,274
Nielsen Holdings plc ................. 1,021,481 28,315,453
Robert Half International, Inc. ........... 301,617 23,073,701
Science Applications International Corp. ... 155,950 13,790,658
TransUnion ....................... 546,851 32,532,166
Verisk Analytics, Inc. ................. 438,272 74,738,524
495,321,948
Real Estate Management & Development — 0.4%
(b)
CBRE Group, Inc., Class A ............ 904,392 61,055,504
Howard Hughes Corp. (The)
(a)
.......... 99,619 5,517,897
Jones Lang LaSalle, Inc.
(a)
............. 134,699 20,348,978
Opendoor Technologies, Inc.
(a)
.......... 1,352,184 4,205,292
WeWork , Inc., Class A
(a)
.............. 364,125 964,931
Zillow Group, Inc., Class A
(a)
........... 172,032 4,925,276
Zillow Group, Inc., Class C, NVS
(a)
....... 459,259 13,139,400
110,157,278
Road & Rail — 0.9%
AMERCO ........................ 25,202 12,833,363
Avis Budget Group, Inc.
(b)
............. 83,303 12,367,163
Hertz Global Holdings, Inc.
(a)(b)
.......... 574,801 9,357,760
JB Hunt Transport Services, Inc. ........ 236,777 37,036,658
Knight-Swift Transportation Holdings, Inc. .. 444,272 21,738,229
Security
Shares
Shares Value
Road & Rail (continued)
Landstar System, Inc. ................ 103,159 $ 14,893,065
Lyft, Inc., Class A
(a)(b)
................. 864,388 11,383,990
Old Dominion Freight Line, Inc.
(a)
........ 283,640 70,561,123
Ryder System, Inc. .................. 138,488 10,454,459
Schneider National, Inc., Class B ........ 162,844 3,305,733
XPO Logistics, Inc.
(a)(b)
............... 287,269 12,789,216
216,720,759
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems , Inc.
(a)(b)
.......... 187,030 4,086,605
Cirrus Logic, Inc.
(b)
.................. 156,932 10,796,922
Enphase Energy, Inc.
(b)
............... 368,780 102,325,387
Entegris , Inc. ...................... 420,654 34,922,695
First Solar, Inc.
(b)
................... 301,607 39,893,558
GLOBALFOUNDRIES, Inc.
(a)(b)
.......... 175,053 8,463,812
Lattice Semiconductor Corp.
(a)(b)
......... 380,205 18,709,888
Microchip Technology, Inc. ............. 1,516,119 92,528,742
MKS Instruments, Inc. ............... 160,826 13,290,661
Monolithic Power Systems, Inc. ......... 128,451 46,679,093
ON Semiconductor Corp.
(a)(b)
........... 1,223,796 76,279,205
Qorvo , Inc.
(b)
...................... 290,466 23,065,905
Skyworks Solutions, Inc. .............. 456,371 38,914,755
Teradyne, Inc.
(a)
.................... 441,846 33,204,727
Universal Display Corp. .............. 121,694 11,481,829
Wolfspeed , Inc.
(a)(b)
.................. 323,738 33,461,560
588,105,344
Software — 6.4%
Alteryx , Inc., Class A
(a)(b)
.............. 169,714 9,476,830
ANSYS, Inc.
(b)
..................... 245,926 54,521,794
AppLovin Corp., Class A
(a)(b)
............ 608,613 11,861,867
Aspen Technology, Inc.
(a)(b)
............. 75,820 18,060,324
Avalara, Inc.
(b)
..................... 242,121 22,226,708
Bentley Systems, Inc., Class B
(a)
......... 472,356 14,449,370
Bill.com Holdings, Inc.
(a)(b)
............. 274,563 36,343,904
Black Knight, Inc.
(b)
.................. 433,429 28,055,859
Cadence Design Systems, Inc.
(a)(b)
....... 769,579 125,772,296
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 473,770 4,311,307
Ceridian HCM Holding, Inc.
(a)(b)
.......... 388,210 21,693,175
Citrix Systems, Inc. ................. 352,815 36,657,479
Confluent, Inc., Class A
(a)(b)
............ 347,981 8,271,508
Coupa Software, Inc.
(b)
............... 215,958 12,698,330
Crowdstrike Holdings, Inc., Class A
(b)
...... 592,407 97,634,598
Datadog , Inc., Class A
(b)
.............. 749,346 66,526,938
DocuSign, Inc.
(a)(b)
.................. 553,557 29,598,693
Dolby Laboratories, Inc., Class A ........ 172,190 11,218,179
DoubleVerify Holdings, Inc.
(a)(b)
.......... 174,328 4,767,871
Dropbox, Inc., Class A
(b)
.............. 784,552 16,255,917
Dynatrace , Inc.
(b)
................... 557,266 19,398,429
Elastic NV
(b)
...................... 219,630 15,756,256
Fair Isaac Corp.
(b)
................... 69,283 28,545,289
Five9, Inc.
(a)(b)
..................... 197,516 14,809,750
Fortinet, Inc.
(a)(b)
.................... 1,821,145 89,472,854
Guidewire Software, Inc.
(a)(b)
............ 234,293 14,427,763
HubSpot , Inc.
(a)(b)
................... 129,207 34,901,395
Informatica , Inc., Class A
(a)(b)
........... 97,015 1,947,091
Jamf Holding Corp.
(a)(b)
............... 182,719 4,049,053
Manhattan Associates, Inc.
(b)
........... 175,825 23,390,000
nCino , Inc.
(a)(b)
..................... 196,493 6,702,376
NCR Corp.
(b)
...................... 356,135 6,770,126
New Relic, Inc.
(b)
................... 144,540 8,293,705
NortonLifeLock , Inc. ................. 1,608,337 32,391,907
Nutanix , Inc., Class A
(b)
............... 613,625 12,781,809
Palantir Technologies, Inc., Class A
(a)(b)
.... 5,132,940 41,730,802
Paycom Software, Inc.
(a)(b)
............. 145,130 47,891,449

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Paycor HCM, Inc.
(a)(b)
................ 138,327 $ 4,088,946
Paylocity Holding Corp.
(a)(b)
............ 113,247 27,358,210
Pegasystems , Inc. .................. 112,077 3,602,155
Procore Technologies, Inc.
(a)(b)
.......... 195,703 9,683,384
PTC, Inc.
(b)
....................... 295,116 30,869,134
RingCentral, Inc., Class A
(b)
............ 237,082 9,473,797
SentinelOne , Inc., Class A
(a)(b)
.......... 521,707 13,334,831
Smartsheet , Inc., Class A
(a)(b)
........... 358,965 12,334,037
Splunk , Inc.
(a)(b)
.................... 457,270 34,386,704
Synopsys, Inc.
(b)
................... 430,023 131,376,327
Teradata Corp.
(b)
................... 292,004 9,069,644
Trade Desk, Inc. (The), Class A
(b)
........ 1,238,127 73,978,088
Tyler Technologies, Inc.
(b)
............. 116,749 40,570,278
UiPath , Inc., Class A
(a)(b)
.............. 1,045,429 13,182,860
Unity Software, Inc.
(a)(b)
............... 583,600 18,593,496
Zendesk , Inc.
(b)
.................... 340,576 25,917,834
Zoom Video Communications, Inc., Class A
(a)(b)
714,439 52,575,566
Zscaler , Inc.
(b)
..................... 233,682 38,410,310
1,582,468,602
Specialty Retail — 3.0%
Advance Auto Parts, Inc. .............. 171,111 26,751,494
AutoNation, Inc.
(a)(b)
................. 106,178 10,816,353
AutoZone, Inc.
(a)(b)
.................. 54,919 117,632,654
Bath & Body Works, Inc. .............. 645,645 21,048,027
Best Buy Co., Inc. .................. 570,875 36,159,222
Burlington Stores, Inc.
(b)
.............. 184,474 20,640,796
CarMax, Inc.
(a)(b)
.................... 456,895 30,164,208
Carvana Co., Class A
(a)(b)
.............. 292,234 5,932,350
Dick's Sporting Goods, Inc.
(a)
........... 155,516 16,273,194
Five Below, Inc.
(a)(b)
.................. 152,903 21,050,156
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 288,639 20,279,776
GameStop Corp., Class A
(a)(b)
........... 762,824 19,169,767
Gap, Inc. (The) .................... 584,033 4,794,911
Leslie's, Inc.
(a)(b)
.................... 461,209 6,784,384
Lithia Motors, Inc., Class A ............ 76,512 16,415,650
O'Reilly Automotive, Inc.
(b)
............. 177,003 124,495,060
Penske Automotive Group, Inc.
(a)
........ 76,919 7,571,137
Petco Health & Wellness Co., Inc.
(a)(b)
..... 225,434 2,515,843
RH
(a)(b)
.......................... 55,798 13,730,214
Ross Stores, Inc. ................... 973,837 82,065,244
Tractor Supply Co. .................. 316,212 58,777,487
Ulta Beauty, Inc.
(b)
.................. 145,334 58,306,547
Victoria's Secret & Co.
(a)(b)
............. 231,689 6,746,784
Williams-Sonoma, Inc.
(a)
.............. 191,041 22,514,182
750,635,440
Technology Hardware, Storage & Peripherals — 0.9%
Dell Technologies, Inc., Class C ......... 731,050 24,979,979
Hewlett Packard Enterprise Co. ......... 3,681,739 44,107,233
HP, Inc. ......................... 2,920,407 72,776,543
NetApp, Inc. ...................... 623,339 38,553,517
Pure Storage, Inc., Class A
(a)(b)
.......... 801,068 21,925,231
Western Digital Corp.
(b)
............... 878,384 28,591,399
230,933,902
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.
(b)
................ 379,764 14,598,128
Carter's, Inc. ...................... 110,336 7,230,318
Columbia Sportswear Co. ............. 102,163 6,875,570
Deckers Outdoor Corp.
(a)(b)
............. 74,122 23,171,278
Hanesbrands, Inc. .................. 976,434 6,795,981
Lululemon Athletica , Inc.
(b)
............. 314,801 88,005,768
PVH Corp. ....................... 188,174 8,430,195
Ralph Lauren Corp., Class A ........... 119,425 10,142,765
Skechers USA, Inc., Class A
(b)
.......... 374,806 11,888,846
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. ...................... 710,808 $ 20,208,271
Under Armour , Inc., Class A
(b)
........... 540,145 3,591,964
Under Armour , Inc., Class C, NVS
(b)
...... 564,109 3,362,090
VF Corp.
(a)
....................... 978,626 29,270,704
233,571,878
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp. .............. 862,479 11,056,981
New York Community Bancorp, Inc. ...... 1,288,884 10,994,181
Rocket Cos., Inc., Class A
(a)
............ 319,435 2,018,829
TFS Financial Corp. ................. 156,123 2,029,599
UWM Holdings Corp., Class A
(a)
......... 269,265 788,946
26,888,536
Trading Companies & Distributors — 1.1%
Air Lease Corp., Class A .............. 290,186 8,998,668
Core & Main, Inc., Class A
(a)(b)
.......... 201,543 4,583,088
Fastenal Co. ...................... 1,623,992 74,768,592
MSC Industrial Direct Co., Inc., Class A .... 128,788 9,377,054
SiteOne Landscape Supply, Inc.
(a)(b)
....... 124,660 12,982,092
United Rentals, Inc.
(a)(b)
............... 197,100 53,240,652
Univar Solutions, Inc.
(b)
............... 459,654 10,452,532
Watsco , Inc. ...................... 92,310 23,766,133
WESCO International, Inc.
(b)
........... 124,825 14,901,608
WW Grainger, Inc.
(a)
................. 128,701 62,959,242
276,029,661
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 513,652 66,856,944
Essential Utilities, Inc. ................ 648,725 26,844,241
93,701,185
Total Long-Term Investments — 100.0%
(Cost: $21,026,129,271) ........................... 24,669,488,730
Short-Term Securities
Money Market Funds — 6.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(e)
............ 1,541,855,761 1,542,318,317
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 36,746,670 36,746,670
Total Short-Term Securities — 6.4%
(Cost: $1,578,264,795) ........................... 1,579,064,987
Total Investments — 106.4%
(Cost: $22,604,394,066 ) ........................... 26,248,553,717
Liabilities in Excess of Other Assets — (6.4)% ............ (1,568,755,403)
Net Assets — 100.0% ..............................
$ 24,679,798,314
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
44
Derivative Financial Instruments Categorized by Risk Exposure
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,271,208,989 $ 270,330,210
(a)
$ — $ (4,032) $ 783,150 $ 1,542,318,317 1,541,855,761 $ 5,592,100
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 42,720,000 — (5,973,330)
(a)
— — 36,746,670 36,746,670 264,403 —
$ (4,032) $ 783,150 $ 1,579,064,987 $ 5,856,503 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 27 12/16/22 $ 4,862 $ (569,436)
S&P Midcap 400 E-Mini Index ................................................. 170 12/16/22 37,539 (4,130,497)
$ (4,699,933)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 4,699,933 $ — $ — $ — $ 4,699,933
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (2,365,596) $ — $ — $ — $ (2,365,596)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (7,159,349) $ — $ — $ — $ (7,159,349)

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
Schedule of Investments
45
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 57,392,413
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 300,137,790 $ — $ — $ 300,137,790
Air Freight & Logistics .................................... 84,247,134 — — 84,247,134
Airlines .............................................. 178,988,902 — — 178,988,902
Auto Components ...................................... 122,309,649 — — 122,309,649
Automobiles .......................................... 92,595,303 — — 92,595,303
Banks ............................................... 857,118,377 — — 857,118,377
Beverages ........................................... 75,231,342 — — 75,231,342
Biotechnology ......................................... 507,533,840 — — 507,533,840
Building Products ....................................... 430,743,603 — — 430,743,603
Capital Markets ........................................ 1,024,384,361 — — 1,024,384,361
Chemicals ............................................ 804,840,241 — — 804,840,241
Commercial Services & Supplies ............................. 334,593,043 — — 334,593,043
Communications Equipment ................................ 271,382,858 — — 271,382,858
Construction & Engineering ................................ 142,573,677 — — 142,573,677
Construction Materials .................................... 126,824,470 — — 126,824,470
Consumer Finance ...................................... 175,558,062 — — 175,558,062
Containers & Packaging .................................. 332,047,777 503,680 — 332,551,457
Distributors ........................................... 127,548,049 — — 127,548,049
Diversified Consumer Services .............................. 80,163,542 — — 80,163,542
Diversified Financial Services ............................... 104,836,976 — — 104,836,976
Diversified Telecommunication Services ........................ 37,032,777 — — 37,032,777
Electric Utilities ........................................ 706,469,765 — — 706,469,765
Electrical Equipment ..................................... 346,274,463 — — 346,274,463
Electronic Equipment, Instruments & Components ................. 566,129,750 — — 566,129,750
Energy Equipment & Services .............................. 136,534,822 — — 136,534,822
Entertainment ......................................... 413,125,670 — — 413,125,670
Equity Real Estate Investment Trusts (REITs) .................... 1,829,346,370 — — 1,829,346,370
Food & Staples Retailing .................................. 183,286,803 — — 183,286,803
Food Products ......................................... 536,719,122 — — 536,719,122
Gas Utilities ........................................... 74,369,648 — — 74,369,648
Health Care Equipment & Supplies ........................... 740,128,922 — — 740,128,922
Health Care Providers & Services ............................ 436,911,414 — — 436,911,414
Health Care Technology .................................. 112,005,731 — — 112,005,731
Hotels, Restaurants & Leisure .............................. 751,327,403 — — 751,327,403
Household Durables ..................................... 308,698,350 — — 308,698,350
Household Products ..................................... 102,160,197 — — 102,160,197
Independent Power and Renewable Electricity Producers ............ 78,792,540 — — 78,792,540
Insurance ............................................ 1,154,464,115 — — 1,154,464,115
Interactive Media & Services ............................... 219,655,798 — — 219,655,798
Internet & Direct Marketing Retail ............................ 135,267,870 — — 135,267,870
IT Services ........................................... 904,647,139 — — 904,647,139
Leisure Products ....................................... 85,132,200 — — 85,132,200
Life Sciences Tools & Services .............................. 636,279,303 — — 636,279,303
Machinery ............................................ 927,456,099 — — 927,456,099
Marine .............................................. 10,394,648 — — 10,394,648
Media ............................................... 278,795,529 — — 278,795,529
Metals & Mining ........................................ 224,671,333 — — 224,671,333

2022
iShare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap ETF
46
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Mortgage Real Estate Investment Trusts (REITs) .................. $ 57,251,343 $ — $ — $ 57,251,343
Multiline Retail ......................................... 116,709,605 — — 116,709,605
Multi-Utilities .......................................... 492,501,454 — — 492,501,454
Oil, Gas & Consumable Fuels ............................... 1,093,590,365 — — 1,093,590,365
Paper & Forest Products .................................. 10,577,748 — — 10,577,748
Personal Products ...................................... 9,464,426 — — 9,464,426
Pharmaceuticals ....................................... 174,618,799 — — 174,618,799
Professional Services .................................... 495,321,948 — — 495,321,948
Real Estate Management & Development ....................... 110,157,278 — — 110,157,278
Road & Rail ........................................... 216,720,759 — — 216,720,759
Semiconductors & Semiconductor Equipment .................... 588,105,344 — — 588,105,344
Software ............................................. 1,545,811,123 36,657,479 — 1,582,468,602
Specialty Retail ........................................ 750,635,440 — — 750,635,440
Technology Hardware, Storage & Peripherals .................... 230,933,902 — — 230,933,902
Textiles, Apparel & Luxury Goods ............................ 233,571,878 — — 233,571,878
Thrifts & Mortgage Finance ................................ 26,888,536 — — 26,888,536
Trading Companies & Distributors ............................ 276,029,661 — — 276,029,661
Water Utilities ......................................... 93,701,185 — — 93,701,185
Short-Term Securities
Money Market Funds ...................................... 1,579,064,987 — — 1,579,064,987
$ 26,211,392,558 $ 37,161,159 $ — $ 26,248,553,717
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (4,699,933) $ — $ — $ (4,699,933)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Russell Mid-Cap Growth ETF
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.
(a)(b)
.............. 182,577 $ 21,133,288
BWX Technologies, Inc. .............. 123,311 6,211,175
HEICO Corp.
(a)
.................... 146,675 21,118,266
HEICO Corp., Class A ................ 258,706 29,652,882
Howmet Aerospace, Inc. .............. 126,634 3,916,790
Huntington Ingalls Industries, Inc. ........ 29,747 6,588,961
Spirit AeroSystems Holdings, Inc., Class A .. 348,121 7,630,812
TransDigm Group, Inc. ............... 69,314 36,377,373
132,629,547
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. .......... 114,580 11,035,200
Expeditors International of Washington, Inc. . 175,738 15,519,423
GXO Logistics, Inc.
(b)
................ 40,758 1,428,975
27,983,598
Airlines — 0.6%
Delta Air Lines, Inc.
(b)
................ 2,232,956 62,656,745
Auto Components — 0.2%
Aptiv plc
(a)(b)
....................... 236,297 18,480,788
Automobiles — 0.2%
Lucid Group, Inc.
(a)(b)
................. 1,742,154 24,337,891
Banks — 0.6%
First Citizens BancShares , Inc., Class A .... 10,346 8,250,211
Signature Bank .................... 10,857 1,639,407
SVB Financial Group
(a)(b)
.............. 130,803 43,921,031
Western Alliance Bancorp ............. 226,179 14,869,008
68,679,657
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
31,592 10,224,751
Brown-Forman Corp., Class A
(a)
......... 92,209 6,229,640
Brown-Forman Corp., Class B, NVS ...... 375,321 24,985,119
41,439,510
Biotechnology — 3.3%
(b)
Alnylam Pharmaceuticals, Inc. .......... 421,052 84,277,768
Exact Sciences Corp.
(a)
............... 110,959 3,605,058
Exelixis , Inc. ...................... 954,080 14,959,974
Horizon Therapeutics plc .............. 729,324 45,137,862
Incyte Corp. ...................... 551,156 36,729,036
Ionis Pharmaceuticals, Inc.
(a)
........... 452,858 20,029,909
Natera , Inc.
(a)
..................... 281,549 12,337,477
Neurocrine Biosciences, Inc. ........... 331,582 35,217,324
Novavax , Inc.
(a)
.................... 272,704 4,963,213
Sarepta Therapeutics, Inc.
(a)
........... 293,287 32,419,945
Seagen , Inc. ...................... 474,209 64,886,018
Ultragenyx Pharmaceutical, Inc.
(a)
........ 179,406 7,429,203
361,992,787
Building Products — 1.8%
Advanced Drainage Systems, Inc. ....... 223,360 27,779,283
Allegion plc ....................... 241,690 21,674,759
AO Smith Corp. .................... 106,171 5,157,787
Armstrong World Industries, Inc. ......... 93,422 7,401,825
Carlisle Cos., Inc. .................. 151,013 42,345,556
Fortune Brands Home & Security, Inc. ..... 155,277 8,336,822
Masco Corp. ...................... 42,114 1,966,303
Trane Technologies plc
(a)
.............. 472,942 68,486,731
Trex Co., Inc.
(b)
.................... 384,153 16,879,683
200,028,749
Security
Shares
Shares Value
Capital Markets — 3.4%
Ameriprise Financial, Inc. ............. 240,479 $ 60,588,684
Ares Management Corp., Class A ........ 530,108 32,840,191
Blue Owl Capital, Inc., Class A .......... 1,449,345 13,377,454
FactSet Research Systems, Inc. ......... 132,013 52,819,721
LPL Financial Holdings, Inc. ............ 278,018 60,741,373
MarketAxess Holdings, Inc. ............ 129,957 28,914,133
Morningstar, Inc. ................... 78,627 16,694,085
MSCI, Inc. ....................... 207,068 87,339,212
Raymond James Financial, Inc. ......... 53,665 5,303,175
Tradeweb Markets, Inc., Class A ......... 236,962 13,369,396
371,987,424
Chemicals — 2.1%
Albemarle Corp.
(a)
.................. 210,311 55,614,641
Axalta Coating Systems Ltd.
(a)(b)
......... 184,832 3,892,562
CF Industries Holdings, Inc. ............ 693,630 66,761,887
Chemours Co. (The) ................. 326,961 8,059,589
FMC Corp. ....................... 150,648 15,923,494
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 569,529 1,776,930
Mosaic Co. (The)
(a)
.................. 147,939 7,149,892
PPG Industries, Inc. ................. 437,260 48,400,309
RPM International, Inc. ............... 23,410 1,950,287
Scotts Miracle- Gro Co. (The) ........... 47,990 2,051,572
Valvoline, Inc. ..................... 614,728 15,577,208
227,158,371
Commercial Services & Supplies — 2.3%
Cintas Corp. ...................... 281,782 109,384,955
Copart , Inc.
(a)(b)
.................... 743,468 79,104,995
Driven Brands Holdings, Inc.
(b)
.......... 10,994 307,612
IAA, Inc.
(a)(b)
....................... 389,807 12,415,353
MSA Safety, Inc. ................... 49,103 5,365,976
Republic Services, Inc. ............... 45,357 6,170,366
Rollins, Inc.
(a)
..................... 746,597 25,891,984
Tetra Tech, Inc. .................... 76,898 9,883,700
248,524,941
Communications Equipment — 0.9%
Arista Networks, Inc.
(b)
............... 858,415 96,906,469
Ubiquiti, Inc.
(a)
..................... 6,012 1,764,883
98,671,352
Construction & Engineering — 0.5%
AECOM ......................... 27,931 1,909,643
Quanta Services, Inc.
(a)
............... 270,634 34,476,065
Valmont Industries, Inc. ............... 10,031 2,694,527
WillScot Mobile Mini Holdings Corp.
(b)
..... 386,026 15,568,429
54,648,664
Construction Materials — 0.5%
Eagle Materials, Inc. ................. 108,189 11,595,697
Martin Marietta Materials, Inc. .......... 18,804 6,056,580
Vulcan Materials Co. ................ 225,074 35,496,421
53,148,698
Consumer Finance — 0.0%
(a)(b)
Credit Acceptance Corp. .............. 2,234 978,492
Upstart Holdings, Inc. ................ 48,822 1,015,009
1,993,501
Containers & Packaging — 1.2%
Ardagh Metal Packaging SA ........... 167,532 810,855
Avery Dennison Corp. ................ 174,418 28,377,809
Ball Corp. ........................ 428,059 20,683,811
Berry Global Group, Inc.
(b)
............. 210,916 9,813,921
Crown Holdings, Inc. ................ 357,189 28,943,025
Graphic Packaging Holding Co. ......... 822,578 16,237,690

2022
ishare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap Growth ETF
48
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sealed Air Corp. ................... 510,607 $ 22,727,117
127,594,228
Distributors — 0.4%
Genuine Parts Co. .................. 38,644 5,770,322
Pool Corp.
(a)
...................... 134,449 42,783,016
48,553,338
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.
(b)
.... 57,918 3,338,973
H&R Block, Inc. .................... 459,305 19,538,835
Mister Car Wash, Inc.
(a)(b)
.............. 196,761 1,688,209
24,566,017
Diversified Financial Services — 0.5%
Apollo Global Management, Inc. ......... 1,220,461 56,751,437
Electrical Equipment — 1.2%
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 871,714 12,866,499
Generac Holdings, Inc.
(a)(b)
............. 217,216 38,694,858
Plug Power, Inc.
(a)(b)
................. 902,938 18,970,727
Rockwell Automation, Inc. ............. 274,032 58,947,024
Vertiv Holdings Co., Class A
(a)
.......... 169,281 1,645,411
131,124,519
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A ............. 1,540,562 103,156,032
Arrow Electronics, Inc.
(a)(b)
............. 11,297 1,041,470
CDW Corp. ....................... 471,643 73,614,039
Cognex Corp. ..................... 563,382 23,352,184
Coherent Corp.
(a)(b)
.................. 69,317 2,415,697
Corning, Inc. ...................... 156,719 4,547,985
Jabil, Inc. ........................ 382,097 22,050,818
Keysight Technologies, Inc.
(b)
........... 578,971 91,106,877
National Instruments Corp. ............ 58,404 2,204,167
Vontier Corp. ...................... 345,736 5,777,249
Zebra Technologies Corp., Class A
(a)(b)
..... 73,657 19,298,871
348,565,389
Energy Equipment & Services — 0.3%
Halliburton Co. .................... 1,416,824 34,882,207
Entertainment — 2.5%
Electronic Arts, Inc. ................. 59,725 6,910,780
Liberty Media Corp.-Liberty Formula One,
Class A
(a)(b)
..................... 8,085 424,624
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(b)
.................. 77,222 4,517,487
Live Nation Entertainment, Inc.
(a)(b)
....... 268,069 20,383,967
Madison Square Garden Sports Corp.
(b)
.... 32,797 4,482,038
Playtika Holding Corp.
(a)(b)
............. 326,047 3,061,581
ROBLOX Corp., Class A
(a)(b)
............ 1,535,139 55,019,382
Roku, Inc., Class A
(a)(b)
............... 118,117 6,661,799
Spotify Technology SA
(a)(b)
............. 487,403 42,062,879
Take-Two Interactive Software, Inc.
(b)
...... 471,574 51,401,566
Warner Bros Discovery, Inc.
(a)(b)
......... 6,040,582 69,466,693
World Wrestling Entertainment, Inc., Class A
(a)
151,174 10,607,879
275,000,675
Equity Real Estate Investment Trusts (REITs) — 1.5%
Apartment Income REIT Corp. .......... 43,654 1,685,918
Camden Property Trust ............... 29,919 3,573,825
Equity LifeStyle Properties, Inc. ......... 378,533 23,787,014
Extra Space Storage, Inc. ............. 55,595 9,601,812
Iron Mountain, Inc.
(a)
................. 755,229 33,207,419
Lamar Advertising Co., Class A ......... 265,057 21,864,552
SBA Communications Corp., Class A ...... 84,522 24,059,187
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc. ............ 552,475 $ 49,584,631
167,364,358
Food & Staples Retailing — 0.3%
(a)(b)
BJ's Wholesale Club Holdings, Inc. ....... 294,044 21,409,344
Grocery Outlet Holding Corp. ........... 22,425 746,528
Performance Food Group Co. .......... 161,445 6,934,063
29,089,935
Food Products — 1.6%
Darling Ingredients, Inc.
(b)
............. 38,052 2,517,140
Freshpet , Inc.
(a)(b)
................... 87,925 4,404,163
Hershey Co. (The) .................. 441,484 97,333,977
Kellogg Co. ....................... 483,666 33,692,174
Lamb Weston Holdings, Inc. ........... 502,100 38,852,498
Pilgrim's Pride Corp.
(b)
............... 84,938 1,955,273
178,755,225
Gas Utilities — 0.0%
National Fuel Gas Co. ............... 24,389 1,501,143
Health Care Equipment & Supplies — 4.9%
ABIOMED, Inc.
(b)
................... 155,957 38,312,397
Align Technology, Inc.
(b)
............... 205,600 42,581,816
Dexcom , Inc.
(a)(b)
................... 1,366,371 110,047,520
Globus Medical, Inc., Class A
(a)(b)
........ 18,867 1,123,907
ICU Medical, Inc.
(a)(b)
................. 12,886 1,940,632
IDEXX Laboratories, Inc.
(a)(b)
........... 290,871 94,765,772
Insulet Corp.
(a)(b)
.................... 240,381 55,143,401
Masimo Corp.
(b)
.................... 126,575 17,867,327
Novocure Ltd.
(a)(b)
................... 359,455 27,311,391
Penumbra, Inc.
(a)(b)
.................. 124,348 23,576,381
ResMed , Inc. ..................... 504,027 110,029,094
Tandem Diabetes Care, Inc.
(a)(b)
......... 209,953 10,046,251
532,745,889
Health Care Providers & Services — 1.6%
agilon health, Inc.
(a)(b)
................ 614,511 14,391,848
AmerisourceBergen Corp. ............. 514,964 69,690,078
Chemed Corp. ..................... 17,922 7,824,028
DaVita, Inc.
(a)(b)
.................... 196,547 16,268,195
Guardant Health, Inc.
(a)(b)
.............. 340,142 18,309,844
Molina Healthcare, Inc.
(b)
.............. 155,041 51,138,724
Signify Health, Inc., Class A
(b)
........... 15,175 442,351
178,065,068
Health Care Technology — 0.9%
(b)
Certara , Inc.
(a)
..................... 264,065 3,506,783
Change Healthcare, Inc. .............. 77,060 2,118,379
Definitive Healthcare Corp., Class A
(a)
..... 55,849 867,894
Doximity , Inc., Class A ............... 176,652 5,338,424
Teladoc Health, Inc.
(a)
................ 52,963 1,342,612
Veeva Systems, Inc., Class A
(a)
......... 486,314 80,183,452
93,357,544
Hotels, Restaurants & Leisure — 4.8%
Caesars Entertainment, Inc.
(a)(b)
......... 490,586 15,826,304
Chipotle Mexican Grill, Inc.
(b)
........... 97,072 145,875,919
Choice Hotels International, Inc. ......... 118,194 12,944,607
Churchill Downs, Inc. ................ 126,260 23,250,779
Darden Restaurants, Inc. ............. 311,713 39,375,586
Domino's Pizza, Inc. ................. 91,866 28,496,833
DraftKings , Inc., Class A
(a)(b)
............ 1,130,131 17,110,183
Expedia Group, Inc.
(b)
................ 526,276 49,306,799
Hilton Worldwide Holdings, Inc. ......... 681,452 82,196,740
Las Vegas Sands Corp.
(b)
............. 430,902 16,167,443
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 106,329 1,207,897

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap Growth ETF
Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc., Class A
(a)(b)
......... 217,692 $ 12,552,121
Six Flags Entertainment Corp.
(b)
......... 132,936 2,352,967
Travel + Leisure Co. ................. 207,812 7,090,546
Vail Resorts, Inc. ................... 132,317 28,532,838
Wendy's Co. (The) .................. 595,514 11,130,157
Wyndham Hotels & Resorts, Inc. ........ 214,825 13,179,514
Wynn Resorts Ltd.
(a)(b)
................ 47,479 2,992,601
Yum! Brands, Inc. .................. 115,733 12,307,047
521,896,881
Household Durables — 1.0%
DR Horton, Inc.
(a)
................... 582,668 39,242,690
NVR, Inc.
(b)
....................... 7,590 30,261,937
PulteGroup, Inc. ................... 314,074 11,777,775
Toll Brothers, Inc. ................... 196,197 8,240,274
TopBuild Corp.
(b)
................... 95,053 15,662,833
105,185,509
Household Products — 0.7%
Church & Dwight Co., Inc. ............. 383,134 27,371,093
Clorox Co. (The) ................... 356,279 45,742,661
73,113,754
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ................... 422,161 9,540,839
Vistra Corp. ...................... 827,072 17,368,512
26,909,351
Insurance — 1.0%
Alleghany Corp.
(b)
................... 6,716 5,637,209
Arch Capital Group Ltd.
(b)
............. 401,453 18,282,170
Arthur J Gallagher & Co. .............. 82,918 14,197,220
Assurant, Inc. ..................... 11,348 1,648,524
Brown & Brown, Inc. ................. 61,923 3,745,103
Erie Indemnity Co., Class A, NVS ........ 65,129 14,478,828
Everest Re Group Ltd.
(a)
.............. 42,304 11,102,262
Lincoln National Corp. ............... 122,280 5,369,315
Markel Corp.
(b)
..................... 10,746 11,651,028
RenaissanceRe Holdings Ltd. .......... 82,073 11,522,228
Ryan Specialty Holdings, Inc., Class A
(b)
... 288,223 11,707,618
109,341,505
Interactive Media & Services — 1.8%
(b)
Match Group, Inc.
(a)
................. 931,491 44,478,695
Pinterest, Inc., Class A
(a)
.............. 424,312 9,886,470
TripAdvisor, Inc. .................... 29,276 646,414
Twitter, Inc. ....................... 2,409,855 105,648,043
ZoomInfo Technologies, Inc.
(a)
.......... 956,466 39,846,374
200,505,996
Internet & Direct Marketing Retail — 0.9%
DoorDash , Inc., Class A
(b)
............. 772,421 38,196,218
eBay, Inc. ........................ 249,251 9,174,929
Etsy, Inc.
(a)(b)
...................... 441,128 44,170,147
Wayfair, Inc., Class A
(a)(b)
.............. 174,178 5,669,494
97,210,788
IT Services — 6.0%
Broadridge Financial Solutions, Inc. ...... 370,078 53,409,657
Cloudflare , Inc., Class A
(a)(b)
............ 975,821 53,972,660
EPAM Systems, Inc.
(a)(b)
.............. 191,446 69,339,827
Euronet Worldwide, Inc.
(a)(b)
............ 124,900 9,462,424
FleetCor Technologies, Inc.
(a)(b)
.......... 254,697 44,869,970
Gartner, Inc.
(b)
..................... 267,730 74,078,214
Genpact Ltd. ...................... 332,989 14,574,929
Globant SA
(a)(b)
.................... 141,657 26,501,192
GoDaddy , Inc., Class A
(a)(b)
............. 76,969 5,455,563
Security
Shares
Shares Value
IT Services (continued)
Jack Henry & Associates, Inc. .......... 252,471 $ 46,017,889
MongoDB, Inc., Class A
(a)(b)
............ 227,388 45,150,161
Okta , Inc., Class A
(b)
................. 70,696 4,020,482
Paychex, Inc. ..................... 1,125,350 126,275,524
Shift4 Payments, Inc., Class A
(a)(b)
........ 175,993 7,851,048
Switch, Inc., Class A
(a)
................ 302,834 10,202,477
Thoughtworks Holding, Inc.
(a)(b)
.......... 292,690 3,070,318
Toast, Inc., Class A
(a)(b)
............... 865,659 14,473,818
Twilio , Inc., Class A
(a)(b)
............... 225,131 15,565,557
VeriSign, Inc.
(a)(b)
................... 35,249 6,122,751
Western Union Co. (The) ............. 445,546 6,014,871
WEX, Inc.
(a)(b)
...................... 110,559 14,034,359
Wix.com Ltd.
(a)(b)
................... 147,165 11,512,718
661,976,409
Leisure Products — 0.3%
Brunswick Corp.
(a)
.................. 45,772 2,995,777
Mattel, Inc.
(a)(b)
..................... 587,026 11,118,273
Polaris, Inc. ....................... 146,454 14,008,325
YETI Holdings, Inc.
(a)(b)
............... 300,520 8,570,830
36,693,205
Life Sciences Tools & Services — 5.6%
10X Genomics, Inc., Class A
(a)(b)
......... 288,318 8,211,297
Agilent Technologies, Inc. ............. 939,498 114,195,982
Avantor , Inc.
(b)
..................... 1,980,424 38,816,311
Bio- Techne Corp.
(a)
.................. 135,620 38,516,080
Bruker Corp. ...................... 378,736 20,095,732
Charles River Laboratories International, Inc.
(a)
(b)
........................... 164,505 32,374,584
IQVIA Holdings, Inc.
(b)
................ 647,217 117,236,887
Maravai LifeSciences Holdings, Inc., Class A
(b)
378,804 9,670,866
Mettler -Toledo International, Inc.
(b)
....... 78,067 84,633,996
Repligen Corp.
(a)(b)
.................. 137,381 25,705,359
Sotera Health Co.
(b)
................. 340,965 2,325,381
Syneos Health, Inc., Class A
(b)
.......... 61,786 2,913,210
Waters Corp.
(b)
.................... 208,847 56,290,532
West Pharmaceutical Services, Inc.
(a)
..... 258,253 63,550,898
614,537,115
Machinery — 1.5%
AGCO Corp. ...................... 28,228 2,714,687
Allison Transmission Holdings, Inc. ....... 263,802 8,905,956
Donaldson Co., Inc. ................. 71,403 3,499,461
Graco , Inc. ....................... 400,838 24,030,238
IDEX Corp. ....................... 47,658 9,524,451
Lincoln Electric Holdings, Inc. .......... 195,154 24,534,761
Middleby Corp. (The)
(a)(b)
.............. 13,119 1,681,462
Nordson Corp.
(a)
................... 47,782 10,142,685
Otis Worldwide Corp. ................ 180,688 11,527,894
Parker-Hannifin Corp. ................ 101,072 24,490,756
Toro Co. (The) ..................... 362,806 31,375,463
Xylem, Inc. ....................... 87,833 7,673,091
160,100,905
Media — 0.3%
Cable One, Inc.
(a)
................... 12,508 10,669,949
Liberty Broadband Corp., Class A
(b)
....... 29,709 2,216,291
Liberty Broadband Corp., Class C, NVS
(b)
.. 200,221 14,776,310
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
(b)
........................... 71,682 2,728,934
Liberty Media Corp.-Liberty SiriusXM , Class C,
NVS
(b)
........................ 147,817 5,574,179
Nexstar Media Group, Inc. ............. 12,187 2,033,401
37,999,064

2022
ishare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap Growth ETF
50
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining — 0.1%
MP Materials Corp., Class A
(a)(b)
......... 318,728 $ 8,701,275
Royal Gold, Inc. .................... 14,633 1,372,868
10,074,143
Multiline Retail — 0.3%
Dollar Tree, Inc.
(a)(b)
................. 229,776 31,272,514
Nordstrom, Inc.
(a)
................... 329,937 5,519,846
Ollie's Bargain Outlet Holdings, Inc.
(b)
..... 10,932 564,091
37,356,451
Oil, Gas & Consumable Fuels — 4.3%
Antero Resources Corp.
(b)
............. 656,601 20,046,029
Cheniere Energy, Inc. ................ 499,308 82,840,190
Continental Resources, Inc.
(a)
........... 93,344 6,236,313
Coterra Energy, Inc. ................. 446,152 11,653,490
Devon Energy Corp. ................. 1,122,417 67,490,934
Diamondback Energy, Inc. ............. 344,628 41,513,889
Enviva , Inc. ....................... 105,153 6,315,489
Hess Corp. ....................... 769,187 83,833,691
New Fortress Energy, Inc., Class A
(a)
...... 165,914 7,252,101
ONEOK, Inc. ...................... 176,464 9,042,015
Ovintiv , Inc. ....................... 632,678 29,103,188
PDC Energy, Inc. ................... 178,217 10,299,161
Range Resources Corp. .............. 589,642 14,894,357
Southwestern Energy Co.
(b)
............ 271,475 1,661,427
Targa Resources Corp. ............... 789,483 47,637,404
Texas Pacific Land Corp. .............. 20,035 35,606,803
475,426,481
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.
(a)
.............. 24,007 1,228,918
Personal Products — 0.0%
Olaplex Holdings, Inc.
(a)(b)
............. 427,208 4,079,836
Pharmaceuticals — 0.1%
Catalent , Inc.
(a)(b)
................... 189,771 13,731,830
Professional Services — 2.4%
Booz Allen Hamilton Holding Corp. ....... 458,037 42,299,717
CoStar Group, Inc.
(a)(b)
................ 194,193 13,525,542
Equifax, Inc. ...................... 212,030 36,348,303
FTI Consulting, Inc.
(a)(b)
............... 49,997 8,285,003
KBR, Inc. ........................ 313,444 13,547,050
Robert Half International, Inc. ........... 330,505 25,283,632
TransUnion ....................... 492,989 29,327,916
Verisk Analytics, Inc. ................. 541,870 92,405,091
261,022,254
Real Estate Management & Development — 0.4%
(b)
CBRE Group, Inc., Class A ............ 545,393 36,819,481
Opendoor Technologies, Inc.
(a)
.......... 436,247 1,356,728
Zillow Group, Inc., Class A
(a)
........... 13,038 373,278
Zillow Group, Inc., Class C, NVS
(a)
....... 36,685 1,049,558
39,599,045
Road & Rail — 1.4%
(a)
JB Hunt Transport Services, Inc. ........ 259,248 40,551,572
Landstar System, Inc. ................ 112,366 16,222,280
Lyft, Inc., Class A
(b)
.................. 865,472 11,398,266
Old Dominion Freight Line, Inc. ......... 350,548 87,205,826
XPO Logistics, Inc.
(b)
................ 27,887 1,241,529
156,619,473
Semiconductors & Semiconductor Equipment — 4.3%
Allegro MicroSystems , Inc.
(b)
........... 230,881 5,044,750
Enphase Energy, Inc.
(a)(b)
.............. 456,573 126,685,310
Entegris , Inc.
(a)
.................... 518,527 43,048,112
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
GLOBALFOUNDRIES, Inc.
(a)(b)
.......... 52,329 $ 2,530,107
Lattice Semiconductor Corp.
(a)(b)
......... 475,169 23,383,066
Microchip Technology, Inc. ............. 1,603,126 97,838,780
Monolithic Power Systems, Inc. ......... 158,304 57,527,674
ON Semiconductor Corp.
(b)
............ 945,022 58,903,221
Teradyne, Inc.
(a)
.................... 495,382 37,227,957
Universal Display Corp. .............. 152,236 14,363,467
466,552,444
Software — 14.7%
Alteryx , Inc., Class A
(b)
............... 208,380 11,635,939
ANSYS, Inc.
(b)
..................... 159,924 35,455,151
AppLovin Corp., Class A
(a)(b)
............ 763,107 14,872,955
Aspen Technology, Inc.
(a)(b)
............. 94,006 22,392,229
Avalara, Inc.
(b)
..................... 301,955 27,719,469
Bentley Systems, Inc., Class B
(a)
......... 587,712 17,978,110
Black Knight, Inc.
(b)
.................. 49,380 3,196,367
Cadence Design Systems, Inc.
(b)
........ 951,779 155,549,242
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 225,413 2,051,258
Ceridian HCM Holding, Inc.
(a)(b)
.......... 89,334 4,991,984
Citrix Systems, Inc. ................. 205,981 21,401,426
Confluent, Inc., Class A
(a)(b)
............ 435,058 10,341,329
Coupa Software, Inc.
(a)(b)
.............. 144,768 8,512,358
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 733,471 120,883,356
Datadog , Inc., Class A
(a)(b)
............. 926,128 82,221,644
DocuSign, Inc.
(a)(b)
.................. 689,023 36,842,060
DoubleVerify Holdings, Inc.
(a)(b)
.......... 190,035 5,197,457
Dropbox, Inc., Class A
(b)
.............. 889,816 18,436,988
Dynatrace , Inc.
(b)
................... 691,413 24,068,087
Elastic NV
(b)
...................... 269,801 19,355,524
Fair Isaac Corp.
(b)
................... 85,604 35,269,704
Five9, Inc.
(b)
...................... 240,554 18,036,739
Fortinet, Inc.
(b)
..................... 2,251,199 110,601,407
HubSpot , Inc.
(a)(b)
................... 158,485 42,809,968
Informatica , Inc., Class A
(a)(b)
........... 21,796 437,446
Jamf Holding Corp.
(a)(b)
............... 192,885 4,274,332
Manhattan Associates, Inc.
(b)
........... 135,326 18,002,418
nCino , Inc.
(a)(b)
..................... 48,047 1,638,883
NCR Corp.
(a)(b)
..................... 23,318 443,275
New Relic, Inc.
(a)(b)
.................. 182,989 10,499,909
NortonLifeLock , Inc. ................. 712,178 14,343,265
Nutanix , Inc., Class A
(a)(b)
.............. 390,315 8,130,261
Palantir Technologies, Inc., Class A
(a)(b)
.... 6,313,950 51,332,413
Paycom Software, Inc.
(a)(b)
............. 178,728 58,978,453
Paylocity Holding Corp.
(b)
............. 138,169 33,378,867
Pegasystems , Inc. .................. 142,549 4,581,525
Procore Technologies, Inc.
(a)(b)
.......... 173,384 8,579,040
PTC, Inc.
(b)
....................... 367,580 38,448,868
RingCentral, Inc., Class A
(b)
............ 299,793 11,979,728
SentinelOne , Inc., Class A
(a)(b)
.......... 453,092 11,581,032
Smartsheet , Inc., Class A
(a)(b)
........... 439,683 15,107,508
Splunk , Inc.
(a)(b)
.................... 560,281 42,133,131
Synopsys, Inc.
(b)
................... 531,922 162,507,489
Teradata Corp.
(b)
................... 195,367 6,068,099
Trade Desk, Inc. (The), Class A
(b)
........ 1,530,807 91,465,718
Tyler Technologies, Inc.
(b)
............. 125,273 43,532,367
UiPath , Inc., Class A
(a)(b)
.............. 117,939 1,487,211
Unity Software, Inc.
(a)(b)
............... 489,151 15,584,351
Zendesk , Inc.
(b)
.................... 425,333 32,367,841
Zoom Video Communications, Inc., Class A
(b)
445,473 32,782,358
Zscaler , Inc.
(a)(b)
.................... 290,243 47,707,242
1,617,193,781

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap Growth ETF
Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail — 4.8%
Advance Auto Parts, Inc. .............. 16,572 $ 2,590,866
AutoZone, Inc.
(b)
................... 61,647 132,043,559
Best Buy Co., Inc. .................. 219,384 13,895,783
Burlington Stores, Inc.
(a)(b)
............. 216,320 24,204,045
CarMax, Inc.
(a)(b)
.................... 64,130 4,233,863
Carvana Co., Class A
(a)(b)
.............. 366,285 7,435,585
Five Below, Inc.
(a)(b)
.................. 190,148 26,177,675
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 359,235 25,239,851
Leslie's, Inc.
(a)(b)
.................... 486,299 7,153,458
O'Reilly Automotive, Inc.
(b)
............. 89,311 62,816,892
RH
(a)(b)
.......................... 25,778 6,343,192
Ross Stores, Inc.
(a)
.................. 512,059 43,151,212
Tractor Supply Co. .................. 390,155 72,522,011
Ulta Beauty, Inc.
(a)(b)
................. 179,261 71,917,721
Victoria's Secret & Co.
(a)(b)
............. 203,746 5,933,084
Williams-Sonoma, Inc.
(a)
.............. 188,386 22,201,290
527,860,087
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies, Inc., Class C ......... 140,605 4,804,473
HP, Inc. ......................... 1,656,497 41,279,905
NetApp, Inc. ...................... 766,103 47,383,471
Pure Storage, Inc., Class A
(a)(b)
.......... 979,052 26,796,653
120,264,502
Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp.
(b)
.............. 81,090 25,349,545
Lululemon Athletica , Inc.
(b)
............. 389,641 108,928,038
Skechers USA, Inc., Class A
(a)(b)
......... 69,602 2,207,775
Tapestry, Inc. ...................... 115,709 3,289,607
139,774,965
Thrifts & Mortgage Finance — 0.0%
(a)
Rocket Cos., Inc., Class A ............. 228,785 1,445,921
UWM Holdings Corp., Class A .......... 289,826 849,190
2,295,111
Trading Companies & Distributors — 2.2%
Core & Main, Inc., Class A
(a)(b)
.......... 84,989 1,932,650
Fastenal Co. ...................... 2,008,132 92,454,397
SiteOne Landscape Supply, Inc.
(a)(b)
....... 93,255 9,711,576
United Rentals, Inc.
(b)
................ 111,795 30,198,065
Watsco , Inc. ...................... 60,838 15,663,351
WESCO International, Inc.
(b)
........... 82,800 9,884,664
WW Grainger, Inc.
(a)
................. 158,966 77,764,578
237,609,281
Total Long-Term Investments — 100.1%
(Cost: $11,354,522,970) ........................... 10,978,438,279
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.18%
(e)
............ 965,077,531 $ 965,367,054
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81% .................. 16,204,846 16,204,846
Total Short-Term Securities — 8.9%
(Cost: $981,107,310) ............................. 981,571,900
Total Investments — 109.0%
(Cost: $12,335,630,280 ) ........................... 11,960,010,179
Liabilities in Excess of Other Assets — (9.0)% ............ (989,746,529)
Net Assets — 100.0% ..............................
$ 10,970,263,650
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2022
ishare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap Growth ETF
52
Derivative Financial Instruments Categorized by Risk Exposure
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 784,962,169 $ 179,985,075
(a)
$ — $ 9,272 $ 410,538 $ 965,367,054 965,077,531 $ 3,213,869
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 17,950,000 — (1,745,154)
(a)
— — 16,204,846 16,204,846 106,090 —
$ 9,272 $ 410,538 $ 981,571,900 $ 3,319,959 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 24 12/16/22 $ 5,297 $ (602,352)
Russell 2000 E-Mini Index .................................................... 74 12/16/22 6,178 (659,191)
$ (1,261,543)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,261,543 $ — $ — $ — $ 1,261,543
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (2,794,868) $ — $ — $ — $ (2,794,868)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (2,329,614) $ — $ — $ — $ (2,329,614)

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap Growth ETF
Schedule of Investments
53
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 23,449,980
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 132,629,547 $ — $ — $ 132,629,547
Air Freight & Logistics .................................... 27,983,598 — — 27,983,598
Airlines .............................................. 62,656,745 — — 62,656,745
Auto Components ...................................... 18,480,788 — — 18,480,788
Automobiles .......................................... 24,337,891 — — 24,337,891
Banks ............................................... 68,679,657 — — 68,679,657
Beverages ........................................... 41,439,510 — — 41,439,510
Biotechnology ......................................... 361,992,787 — — 361,992,787
Building Products ....................................... 200,028,749 — — 200,028,749
Capital Markets ........................................ 371,987,424 — — 371,987,424
Chemicals ............................................ 227,158,371 — — 227,158,371
Commercial Services & Supplies ............................. 248,524,941 — — 248,524,941
Communications Equipment ................................ 98,671,352 — — 98,671,352
Construction & Engineering ................................ 54,648,664 — — 54,648,664
Construction Materials .................................... 53,148,698 — — 53,148,698
Consumer Finance ...................................... 1,993,501 — — 1,993,501
Containers & Packaging .................................. 127,594,228 — — 127,594,228
Distributors ........................................... 48,553,338 — — 48,553,338
Diversified Consumer Services .............................. 24,566,017 — — 24,566,017
Diversified Financial Services ............................... 56,751,437 — — 56,751,437
Electrical Equipment ..................................... 131,124,519 — — 131,124,519
Electronic Equipment, Instruments & Components ................. 348,565,389 — — 348,565,389
Energy Equipment & Services .............................. 34,882,207 — — 34,882,207
Entertainment ......................................... 275,000,675 — — 275,000,675
Equity Real Estate Investment Trusts (REITs) .................... 167,364,358 — — 167,364,358
Food & Staples Retailing .................................. 29,089,935 — — 29,089,935
Food Products ......................................... 178,755,225 — — 178,755,225
Gas Utilities ........................................... 1,501,143 — — 1,501,143
Health Care Equipment & Supplies ........................... 532,745,889 — — 532,745,889
Health Care Providers & Services ............................ 178,065,068 — — 178,065,068
Health Care Technology .................................. 93,357,544 — — 93,357,544
Hotels, Restaurants & Leisure .............................. 521,896,881 — — 521,896,881
Household Durables ..................................... 105,185,509 — — 105,185,509
Household Products ..................................... 73,113,754 — — 73,113,754
Independent Power and Renewable Electricity Producers ............ 26,909,351 — — 26,909,351
Insurance ............................................ 109,341,505 — — 109,341,505
Interactive Media & Services ............................... 200,505,996 — — 200,505,996
Internet & Direct Marketing Retail ............................ 97,210,788 — — 97,210,788
IT Services ........................................... 661,976,409 — — 661,976,409
Leisure Products ....................................... 36,693,205 — — 36,693,205
Life Sciences Tools & Services .............................. 614,537,115 — — 614,537,115
Machinery ............................................ 160,100,905 — — 160,100,905
Media ............................................... 37,999,064 — — 37,999,064
Metals & Mining ........................................ 10,074,143 — — 10,074,143
Multiline Retail ......................................... 37,356,451 — — 37,356,451
Oil, Gas & Consumable Fuels ............................... 475,426,481 — — 475,426,481
Paper & Forest Products .................................. 1,228,918 — — 1,228,918

2022
ishare Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell Mid-Cap Growth ETF
54
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Personal Products ...................................... $ 4,079,836 $ — $ — $ 4,079,836
Pharmaceuticals ....................................... 13,731,830 — — 13,731,830
Professional Services .................................... 261,022,254 — — 261,022,254
Real Estate Management & Development ....................... 39,599,045 — — 39,599,045
Road & Rail ........................................... 156,619,473 — — 156,619,473
Semiconductors & Semiconductor Equipment .................... 466,552,444 — — 466,552,444
Software ............................................. 1,595,792,355 21,401,426 — 1,617,193,781
Specialty Retail ........................................ 527,860,087 — — 527,860,087
Technology Hardware, Storage & Peripherals .................... 120,264,502 — — 120,264,502
Textiles, Apparel & Luxury Goods ............................ 139,774,965 — — 139,774,965
Thrifts & Mortgage Finance ................................ 2,295,111 — — 2,295,111
Trading Companies & Distributors ............................ 237,609,281 — — 237,609,281
Short-Term Securities
Money Market Funds ...................................... 981,571,900 — — 981,571,900
$ 11,938,608,753 $ 21,401,426 $ — $ 11,960,010,179
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,261,543) $ — $ — $ (1,261,543)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

September 30, 2022
55
Financial Statements
See notes to financial statements.
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 836,037,570 $ 246,457,012 $ 24,669,488,730 $ 10,978,438,279
Investments, at value — affiliated
(c)
............................................ 163,858,850 314,702,782 1,579,064,987 981,571,900
Cash   ............................................................... 291,428 21,294 75,098 —
Cash pledged:
Futures contracts ...................................................... 67,710 45,000 2,850,420 852,990
Receivables: – – – –
Investments sold ...................................................... — — 54,683,033 —
Securities lending income — affiliated ........................................ 340,897 39,134 761,758 314,235
Capital shares sold ..................................................... — — 144,502 79,426
Dividends — unaffiliated ................................................. 571,011 303,195 29,106,848 2,871,210
Dividends — affiliated ................................................... 1,784 1,509 88,756 28,566
Total assets ...........................................................
1,001,169,250 561,569,926 26,336,264,132 11,964,156,606
LIABILITIES
Collateral on securities loaned ............................................... 163,056,423 121,799,953 1,542,256,610 965,351,274
Payables: – – – –
Investments purchased .................................................. 1,215,760 — 109,666,374 26,113,330
Capital shares redeemed ................................................. — — 41,286 8,193
Investment advisory fees ................................................. 447,172 25,963 4,141,336 2,282,129
Variation margin on futures contracts ......................................... 7,006 5,084 360,212 138,030
Total liabilities ..........................................................
164,726,361 121,831,000 1,656,465,818 993,892,956
NET ASSETS ..........................................................
$ 836,442,889 $ 439,738,926 $ 24,679,798,314 $ 10,970,263,650
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,245,283,717 $ 512,358,461 $ 21,853,948,175 $ 13,039,464,697
Accumulated earnings (loss) ................................................ (408,840,828) (72,619,535) 2,825,850,139 (2,069,201,047)
NET ASSETS ..........................................................
$ 836,442,889 $ 439,738,926 $ 24,679,798,314 $ 10,970,263,650
NET ASSET VALUE
Shares outstanding ......................................................
8,100,000 8,850,000 397,400,000 139,800,000
Net asset value .........................................................
$ 103.26 $ 49.69 $ 62.10 $ 78.47
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated .......................................... $ 1,049,718,534 $ 285,624,192 $ 21,026,129,271 $ 11,354,522,970
(b)
  Securities loaned, at value ................................................ $ 152,361,136 $ 118,148,304 $ 1,486,558,953 $ 937,295,574
(c)
  Investments, at cost — affiliated ............................................ $ 163,772,331 $ 350,467,013 $ 1,578,264,795 $ 981,107,310

Statements of Operations
(unaudited)
Six Months Ended September 30, 2022
2022
iShares Semi-Annual Report to Shareholders
56
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 5,746,407 $ 2,266,728 $ 241,784,246 $ 51,903,795
Dividends — affiliated ................................................... 8,249 1,492,191 264,403 106,090
Securities lending income — affiliated — net ................................... 2,518,764 443,141 5,592,100 3,213,869
Foreign taxes withheld .................................................. (2,792) (1,543) (52,501) (6,134)
Total investment income ...................................................
8,270,628 4,200,517 247,588,248 55,217,620
EXPENSES
Investment advisory .................................................... 2,877,957 333,207 26,070,431 14,126,358
Total expenses .........................................................
2,877,957 333,207 26,070,431 14,126,358
Less: – – – –
Investment advisory fees waived ........................................... — (183,687) — —
Total expenses after fees waived .............................................
2,877,957 149,520 26,070,431 14,126,358
Net investment income ....................................................
5,392,671 4,050,997 221,517,817 41,091,262
REALIZED AND UNREALIZED GAIN (LOSS) $ (214,408,646) $ (95,216,112) $ (6,258,481,622) $ (3,004,893,354)
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (69,833,555) $ (11,327,533) $ (546,639,297) $ (1,135,568,139)
Investments — affiliated ............................................... 870 1,428,850 (4,032) 9,272
Futures contracts .................................................... (158,427) (44,200) (2,365,596) (2,794,868)
In-kind redemptions — unaffiliated
(a)
....................................... 11,251,999 12,775,797 647,257,723 284,783,419
In-kind redemptions — affiliated
(a)
......................................... — 3,308,545 — —
(58,739,113) 6,141,459 98,248,798 (853,570,316)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (155,698,170) (59,844,882) (6,350,354,223) (2,149,403,960)
Investments — affiliated ............................................... 97,881 (41,445,037) 783,150 410,538
Foreign currency translations ............................................ — — — —
Futures contracts .................................................... (69,244) (67,653) (7,159,349) (2,329,614)
(155,669,533) (101,357,572) (6,356,730,420) (2,151,323,036)
Net realized and unrealized loss ..............................................
(214,408,646) (95,216,113) (6,258,481,622) (3,004,893,352)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................
$ (209,015,975) $ (91,165,116) $ (6,036,963,805) $ (2,963,802,090)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
57
Financial Statements
See notes to financial statements.
iShares Micro-Cap ETF iShares Russell 2500 ETF
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 5,392,671 $ 6,779,950 $ 4,050,997 $ 4,274,061
Net realized gain (loss) .................................................... (58,739,113) 257,217,922 6,141,459 20,793,126
Net change in unrealized appreciation (depreciation) ................................ (155,669,533) (412,829,935) (101,357,572) (29,311,149)
Net decrease in net assets resulting from operations ..................................
(209,015,975) (148,832,063) (91,165,116) (4,243,962)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(6,397,080) (9,212,592) (4,813,850) (4,296,696)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(44,787,770) (131,900,161) 112,568,352 164,572,268
NET ASSETS
Total increase (decrease) in net assets ........................................... (260,200,825) (289,944,816) 16,589,386 156,031,610
Beginning of period ........................................................
1,096,643,714 1,386,588,530 423,149,540 267,117,930
End of period ............................................................
$ 836,442,889 $ 1,096,643,714 $ 439,738,926 $ 423,149,540
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
iShares Semi-Annual Report to Shareholders
58
See notes to financial statements.
iShares Russell Mid-Cap ETF iShares Russell Mid-Cap Growth ETF
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 221,517,817 $ 316,421,146 $ 41,091,262 $ 51,781,649
Net realized gain (loss) .................................................... 98,248,798 1,713,410,418 (853,570,316) 2,906,532,378
Net change in unrealized appreciation (depreciation) ................................ (6,356,730,420) (183,235,163) (2,151,323,036) (3,078,657,283)
Net increase (decrease) in net assets resulting from operations ...........................
(6,036,963,805) 1,846,596,401 (2,963,802,090) (120,343,256)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(207,420,404) (335,661,159) (40,981,094) (57,154,726)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
620,640,134 1,669,289,907 197,908,118 (867,632,402)
NET ASSETS
Total increase (decrease) in net assets ........................................... (5,623,744,075) 3,180,225,149 (2,806,875,066) (1,045,130,384)
Beginning of period ........................................................
30,303,542,389 27,123,317,240 13,777,138,716 14,822,269,100
End of period ............................................................
$ 24,679,798,314 $ 30,303,542,389 $ 10,970,263,650 $ 13,777,138,716
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
59
Financial Highlights
iShares Micro-Cap ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ...............
$ 129.02  $ 146.73  $ 67.33  $ 92.88  $ 96.11  $ 85.68
Net investment income
(a)
.......................
0.65  0.76  0.96  0.94  0.89  0.79
Net realized and unrealized gain (loss)
(b)
.............
(25.63) (17.42) 79.50  (25.28) (3.24) 10.68
Net increase (decrease) from investment operations ...... (24.98) (16.66) 80.46  (24.34) (2.35) 11.47
Distributions from net investment income
(c)
............. (0.78) (1.05) (1.06) (1.21) (0.88) (1.04)
Net asset value, end of period .................... $ 103.26  $ 129.02  $ 146.73  $ 67.33  $ 92.88  $ 96.11
Total Return
(d)
(19.37)% — — — — —
Based on net asset value ........................ (19.37)%
(e)
(11.41)% 120.24% (26.47)% (2.48)% 13.43%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.60%
(g)
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ..........................
1.13%
(g)
0.54% 0.92% 1.03% 0.91% 0.86%
Supplemental Data
Net assets, end of period (000) .................... $ 836,443  $ 1,096,644  $ 1,386,589  $ 562,206  $ 882,335  $ 879,375
Portfolio turnover rate
(h)
.......................... 27% 44% 35% 24% 25% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders
60
iShares Russell 2500 ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Period from
07/06/17
(a)
to 03/31/18
Net asset value, beginning of period ...............
$ 62.23  $ 62.85  $ 33.62  $ 44.13  $ 43.24  $ 39.34
Net investment income
(b)
.......................
0.51  0.79  0.75  0.72  0.65  0.42
Net realized and unrealized gain (loss)
(c)
.............
(12.48) (0.66) 29.21  (10.50) 1.22  3.88
Net increase (decrease) from investment operations ...... (11.97) 0.13  29.96  (9.78) 1.87  4.30
Distributions
(d)
– – – – – –
From net investment inco me ....................
(0.57) (0.75) (0.73) (0.73) (0.62) (0.40)
From net realized gain .........................
—  —  —  —  (0.36) —
Return of capital ............................. —  —  —  —  —  (0.00)
(e)
Total distributions ............................. (0.57) (0.75) (0.73) (0.73) (0.98) (0.40)
Net asset value, end of period .................... $ 49.69  $ 62.23  $ 62.85  $ 33.62  $ 44.13  $ 43.24
Total Return
(f)
(19.26)% — — — — —
Based on net asset value ........................ (19.26)%
(g)
0.17% 89.71% (22.47)% 4.49% 10.96%
(g)
Ratios to Average Net Assets
(h)
Total expenses ...............................
0.15%
(i)
0.15% 0.15% 0.15% 0.15% 0.15%
(i)
Total expenses after fees waived ...................
0.07%
(i)
0.07% 0.07% 0.07% 0.06% 0.07%
(i)
Net investment income ..........................
1.82%
(i)
1.22% 1.44% 1.60% 1.49% 1.37%
(i)
Supplemental Data
Net assets, end of period (000) .................... $ 439,739  $ 423,150  $ 267,118  $ 42,021  $ 35,302  $ 6,486
Portfolio turnover rate
(j)
.......................... 10% 12% 16% 14% 12% 5%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Rounds to less than $0.01.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
61
Financial Highlights
iShares Russell Mid-Cap ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
(a)
Year Ended
03/31/18
(a)
Net asset value, beginning of period .................
$ 78.02  $ 73.93  $ 43.20  $ 53.93  $ 51.61  $ 46.82
Net investment income
(b)
.........................
0.56  0.84  0.74  0.91  0.81  0.76
Net realized and unrealized gain (loss)
(c)
...............
(15.96) 4.14  30.79  (10.71) 2.44  4.84
Net increase (decrease) from investment operations ........ (15.40) 4.98  31.53  (9.80) 3.25  5.60
Distributions from net investment income
(d)
............... (0.52) (0.89) (0.80) (0.93) (0.93) (0.81)
Net asset value, end of period ...................... $ 62.10  $ 78.02  $ 73.93  $ 43.20  $ 53.93  $ 51.61
Total Return
(e)
(19.76)% — — — — —
Based on net asset value .......................... (19.76)%
(f)
6.72% 73.38% (18.44)% 6.38% 12.02%
Ratios to Average Net Assets
(g)
Total expenses .................................
0.19%
(h)
0.18% 0.19% 0.19% 0.19% 0.20%
Net investment income ............................
1.59%
(h)
1.07% 1.23% 1.63% 1.55% 1.53%
Supplemental Data
Net assets, end of period (000) ...................... $ 24,679,798  $ 30,303,542  $ 27,123,317  $ 15,753,591  $ 18,593,536  $ 16,988,034
Portfolio turnover rate
(i)
............................ 10% 13% 14% 10% 11% 10%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on October 25, 2018.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders
62
iShares Russell Mid-Cap Growth ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Year Ended
03/31/18
(a)
Net asset value, beginning of period ................
$ 100.53  $ 102.01  $ 60.86  $ 67.81  $ 61.46  $ 51.90
Net investment income
(b)
........................
0.30  0.37  0.32  0.47  0.56  0.48
Net realized and unrealized gain (loss)
(c)
..............
(22.07) (1.44) 41.16  (6.97) 6.35  9.58
Net increase (decrease) from investment operations ....... (21.77) (1.07) 41.48  (6.50) 6.91  10.06
Distributions from net investment income
(d)
.............. (0.29) (0.41) (0.33) (0.45) (0.56) (0.50)
Net asset value, end of period ..................... $ 78.47  $ 100.53  $ 102.01  $ 60.86  $ 67.81  $ 61.46
Total Return
(e)
(21.65)% — — — — —
Based on net asset value ......................... (21.65)%
(f)
(1.09)% 68.27% (9.67)% 11.28% 19.46%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.23%
(h)
0.23% 0.23% 0.24% 0.24% 0.24%
Net investment income ...........................
0.68%
(h)
0.34% 0.36% 0.65% 0.88% 0.84%
Supplemental Data
Net assets, end of period (000) ..................... $ 10,970,264  $ 13,777,139  $ 14,822,269  $ 9,353,644  $ 10,217,865  $ 8,561,654
Portfolio turnover rate
(i)
........................... 23% 35% 23% 23% 20% 24%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
63
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Russell 2500 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
Micro-Cap ......................................................................................................... Diversified
Russell 2500 ........................................................................................................ Diversified
Russell Mid-Cap ..................................................................................................... Diversified
Russell Mid-Cap Growth ................................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report to Shareholders
64
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Micro-Cap
Barclays Bank PLC ................................... $ 6,400,072 $ (6,400,072) $ – $ –
$ – $ – $ – $ –
Barclays Capital, Inc. ................................... 980,211 (980,211) – –
BMO Capital Markets Corp. ............................... 573,230 (573,230) – –
BNP Paribas SA ....................................... 15,939,673 (15,939,673) – –
BofA Securities, Inc. .................................... 12,216,421 (12,216,421) – –
Citigroup Global Markets, Inc. .............................. 7,555,429 (7,555,429) – –
Credit Suisse Securities (USA) LLC .......................... 20,718 (20,718) – –
Goldman Sachs & Co. LLC ............................... 24,882,944 (24,882,944) – –
HSBC Bank PLC ...................................... 214,983 (214,983) – –
ING Financial Markets LLC ............................... 16,320 (16,320) – –
J.P. Morgan Securities LLC ............................... 30,180,632 (30,180,632) – –
Jefferies LLC ......................................... 5,091,953 (5,091,953) – –
Morgan Stanley ....................................... 21,311,941 (21,311,941) – –
National Financial Services LLC ............................ 6,947,004 (6,947,004) – –
Natixis SA ........................................... 674,063 (674,063) – –
Nomura Securities International, Inc. ......................... 82,942 (82,942) – –
Pershing LLC ......................................... 904,625 (904,625) – –
RBC Capital Markets LLC ................................ 171,691 (171,691) – –
Scotia Capital (USA), Inc. ................................ 1,667,113 (1,667,113) – –
SG Americas Securities LLC .............................. 72,529 (72,529) – –
State Street Bank & Trust Co. .............................. 3,012,269 (3,012,269) – –
Toronto-Dominion Bank .................................. 3,779,023 (3,779,023) – –
UBS AG ............................................ 4,341,958 (4,341,958) – –
UBS Securities LLC .................................... 928,275 (928,275) – –
Virtu Americas LLC ..................................... 241,376 (241,376) – –
Wells Fargo Bank N.A. .................................. 1,031,479 (1,031,479) – –
Wells Fargo Securities LLC ............................... 3,122,262 (3,122,262) – –
$ 152,361,136 $ (152,361,136) $ – $ –
Russell 2500
Barclays Bank PLC ................................... $ 1,287,328 $ (1,287,328) $ – $ –
– – – –
BNP Paribas SA ....................................... 33,550,686 (33,550,686) – –
BofA Securities, Inc. .................................... 4,801,080 (4,801,080) – –
Citigroup Global Markets, Inc. .............................. 3,541,794 (3,541,794) – –
Credit Suisse Securities (USA) LLC .......................... 235,703 (235,703) – –
HSBC Bank PLC ...................................... 2,556,031 (2,556,031) – –
J.P. Morgan Securities LLC ............................... 2,730,596 (2,730,596) – –
Jefferies LLC ......................................... 1,229,824 (1,229,824) – –
Mizuho Securities USA LLC ............................... 27,938,262 (27,938,262) – –
Pershing LLC ......................................... 9,816 (9,816) – –
Scotia Capital (USA), Inc. ................................ 798,636 (798,636) – –
SG Americas Securities LLC .............................. 24,547,484 (24,547,484) – –
State Street Bank & Trust Co. .............................. 1,488,358 (1,488,358) – –
Toronto-Dominion Bank .................................. 781,086 (781,086) – –
UBS AG ............................................ 1,679,724 (1,679,724) – –
UBS Securities LLC .................................... 371,246 (371,246) – –
Virtu Americas LLC ..................................... 406,852 (406,852) – –
Wells Fargo Bank N.A. .................................. 2,102,209 (2,102,209) – –
Wells Fargo Securities LLC ............................... 8,091,589 (8,091,589) – –
$ 118,148,304 $ (118,148,304) $ – $ –
Russell Mid-Cap
Barclays Bank PLC ................................... $ 51,561,024 $ (51,561,024) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 1,399,932 (1,399,932) – –
BMO Capital Markets Corp. ............................... 726,073 (726,073) – –
BNP Paribas SA ....................................... 238,587,660 (238,587,660) – –
BofA Securities, Inc. .................................... 61,370,468 (61,370,468) – –
Citadel Clearing LLC .................................... 70,616 (70,616) – –
Citigroup Global Markets, Inc. .............................. 86,910,887 (86,910,887) – –

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report to Shareholders
66
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell Mid-Cap (continued)
Credit Suisse Securities (USA) LLC .......................... $ 297,062 $ (297,062) $ – $ –
Deutsche Bank Securities, Inc. ............................. 3,027,948 (3,027,948) – –
Goldman Sachs & Co. LLC ............................... 276,166,087 (276,166,087) – –
HSBC Bank PLC ...................................... 31,123,350 (31,123,350) – –
ING Financial Markets LLC ............................... 84,007 (84,007) – –
J.P. Morgan Securities LLC ............................... 189,796,688 (189,796,688) – –
Jefferies LLC ......................................... 7,982,969 (7,982,969) – –
Morgan Stanley ....................................... 244,792,431 (244,792,431) – –
National Financial Services LLC ............................ 5,638,002 (5,638,002) – –
Natixis SA ........................................... 4,072,678 (4,072,678) – –
Pershing LLC ......................................... 112,217 (112,217) – –
RBC Capital Markets LLC ................................ 38,984,383 (38,984,383) – –
Scotia Capital (USA), Inc. ................................ 32,294,909 (32,294,909) – –
SG Americas Securities LLC .............................. 12,265,966 (12,265,966) – –
State Street Bank & Trust Co. .............................. 22,882,742 (22,882,742) – –
Toronto-Dominion Bank .................................. 47,327,525 (47,327,525) – –
UBS AG ............................................ 82,581,047 (82,581,047) – –
UBS Securities LLC .................................... 30,527,452 (30,527,452) – –
Virtu Americas LLC ..................................... 532,453 (532,453) – –
Wells Fargo Bank N.A. .................................. 11,426,373 (11,426,373) – –
Wells Fargo Securities LLC ............................... 4,016,004 (4,016,004) – –
$ 1,486,558,953 $ (1,486,558,953) $ – $ –
Russell Mid-Cap Growth
Barclays Bank PLC ................................... $ 70,548,382 $ (70,548,382) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 501,621 (501,621) – –
BMO Capital Markets Corp. ............................... 43,524 (43,524) – –
BNP Paribas SA ....................................... 175,376,525 (175,376,525) – –
BofA Securities, Inc. .................................... 49,596,084 (49,596,084) – –
Citigroup Global Markets, Inc. .............................. 66,747,187 (66,747,187) – –
Credit Suisse Securities (USA) LLC .......................... 185,802 (185,802) – –
Deutsche Bank Securities, Inc. ............................. 3,736 (3,736) – –
Goldman Sachs & Co. LLC ............................... 136,380,505 (136,380,505) – –
HSBC Bank PLC ...................................... 1,151,336 (1,151,336) – –
ING Financial Markets LLC ............................... 98,886 (98,886) – –
J.P. Morgan Securities LLC ............................... 98,699,777 (98,699,777) – –
Jefferies LLC ......................................... 8,321,921 (8,321,921) – –
Morgan Stanley ....................................... 48,950,687 (48,950,687) – –
National Financial Services LLC ............................ 4,008,288 (4,008,288) – –
Natixis SA ........................................... 6,729 (6,729) – –
RBC Capital Markets LLC ................................ 100,907,979 (100,907,979) – –
Scotia Capital (USA), Inc. ................................ 56,629,564 (56,629,564) – –
SG Americas Securities LLC .............................. 5,272,407 (5,272,407) – –
State Street Bank & Trust Co. .............................. 1,605,502 (1,605,502) – –
Toronto-Dominion Bank .................................. 73,897,423 (73,897,423) – –
UBS AG ............................................ 16,755,391 (16,755,391) – –
UBS Securities LLC .................................... 10,677,293 (10,677,293) – –
Virtu Americas LLC ..................................... 1,165,325 (1,165,325) – –
Wells Fargo Bank N.A. .................................. 8,123,830 (8,123,830) – –
Wells Fargo Securities LLC ............................... 1,639,870 (1,639,870) – –
$ 937,295,574 $ (937,295,574) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Russell Mid-Cap Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
iShares ETF Investment Advisory Fees
Micro-Cap ...................................................................................................... 0.60%
Russell 2500 ..................................................................................................... 0.15
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1900
Over $181 billion, up to and including $231 billion ............................................................................ 0.1805
Over $231 billion, up to and including $281 billion ............................................................................ 0.1715
Over $281 billion .................................................................................................. 0.1630
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2500%
Over $121 billion, up to and including $181 billion ............................................................................ 0.2375
Over $181 billion, up to and including $231 billion ............................................................................ 0.2257
Over $231 billion, up to and including $281 billion ............................................................................ 0.2144
Over $281 billion .................................................................................................. 0.2037
iShares ETF Amounts Waived
Russell 2500 ........................................................................................................ $ 183,687

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report to Shareholders
68
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2022, in-kind transactions were as follows:
iShares ETF Amounts
Micro-Cap ............................................................................................................. $ 629,456
Russell 2500 ............................................................................................................ 136,252
Russell Mid-Cap ......................................................................................................... 1,607,564
Russell Mid-Cap Growth .................................................................................................... 952,686
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Micro-Cap .......................................................................... $ 46,207,510 $ 106,515,841 $ 8,502,817
Russell 2500 ......................................................................... 11,189,911 5,557,158 (2,055,737)
Russell Mid-Cap ...................................................................... 674,222,523 731,279,061 (397,221,637)
Russell Mid-Cap Growth ................................................................. 1,779,250,314 1,246,500,648 (881,797,959)
iShares ETF Purchases Sales
Micro-Cap .......................................................................................... $ 253,399,198 $ 251,555,191
Russell 2500 ......................................................................................... 42,060,366 43,394,149
Russell Mid-Cap ...................................................................................... 2,684,069,275 2,625,360,402
Russell Mid-Cap Growth ................................................................................. 2,825,498,270 2,800,655,684
iShares ETF
In-kind
Purchases
In-kind
Sales
Micro-Cap .......................................................................................... $ 11,571,166 $ 55,031,820
Russell 2500 ......................................................................................... 172,223,940 59,280,603
Russell Mid-Cap ...................................................................................... 1,798,883,706 1,171,993,283
Russell Mid-Cap Growth ................................................................................. 1,104,541,861 907,669,179

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit
iShares ETF Amounts
Micro-Cap ............................................................................................................ $ 112,175,451
Russell 2500 ........................................................................................................... 2,273,837
Russell Mid-Cap ........................................................................................................ 662,719,275
Russell Mid-Cap Growth ................................................................................................... 788,026,969
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Micro-Cap ...................................................... $ 1,236,684,448 $ 100,241,893 $ (337,085,392) $ (236,843,499)
Russell 2500 .................................................... 636,816,445 8,095,379 (83,805,938) (75,710,559)
Russell Mid-Cap .................................................. 22,865,164,072 6,091,939,856 (2,713,250,144) 3,378,689,712
Russell Mid-Cap Growth ............................................ 12,385,394,495 1,428,483,775 (1,855,129,634) (426,645,859)

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report to Shareholders
70
risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may
Six Months Ended
09/30/22
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Micro-Cap
Shares sold 100,000 $ 11,937,457 1,550,000 $ 233,160,533
Shares redeemed (500,000) (56,725,227) (2,500,000) (365,060,694)
(400,000) $ (44,787,770) (950,000) $ (131,900,161)
Russell 2500
Shares sold 3,150,000 $ 173,171,782 3,450,000 $ 222,742,394
Shares redeemed (1,100,000) (60,603,430) (900,000) (58,170,126)
2,050,000 $ 112,568,352 2,550,000 $ 164,572,268
Russell Mid-Cap
Shares sold 26,500,000 $ 1,814,715,789 46,450,000 $ 3,657,110,774
Shares redeemed (17,500,000) (1,194,075,655) (24,950,000) (1,987,820,867)
9,000,000 $ 620,640,134 21,500,000 $ 1,669,289,907
Russell Mid-Cap Growth
Shares sold 13,300,000 $ 1,107,499,635 42,850,000 $ 4,740,611,315
Shares redeemed (10,550,000) (909,591,517) (51,100,000) (5,608,243,717)
2,750,000 $ 197,908,118 (8,250,000) $ (867,632,402)

Notes to Financial Statements
(unaudited) (continued)
71
Notes to Financial Statements
pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Board Review and Approval of Investment Advisory Contract
2022
iShares Semi-Annual Report to Shareholders
72
iShares Micro-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)
73
Board Review and Approval of Investment Advisory Contract
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 2500 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
74
response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.

Board Review and Approval of Investment Advisory Contract
(continued)
75
Board Review and Approval of Investment Advisory Contract
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements)
that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell Mid-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
76
extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of

Board Review and Approval of Investment Advisory Contract
(continued)
77
Board Review and Approval of Investment Advisory Contract
improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements)
that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell Mid-Cap Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
78
and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
79
Board Review and Approval of Investment Advisory Contract
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
2022
iShares Semi-Annual Report to Shareholders
80
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2022
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Micro-Cap .......................... $ 0.777221 $ — $ — $ 0.777221 100% —% —% 100%
Russell 2500
(a)
........................ 0.462315 — 0.109281 0.571596 81 — 19 100
Russell Mid-Cap ...................... 0.523201 — — 0.523201 100 — — 100
(a)
Each Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in each Fund is returned to the shareholder. A return of capital does not necessarily reflect each Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce each Fund’s net asset value per share.

General Information
81
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2022
iShare Semi-Annual Report to Shareholders
82
Portfolio Abbreviation
CVR Contingent Value Rights
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's

iS-SAR-318-0922
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 2.      Code of Ethics.

      Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	November 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	November 21, 2022

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	November 21, 2022